UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end:   August 31, 2013

Date of reporting period:   February 28, 2013

Item 1. Reports to Stockholders.

FEBRUARY 28, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Japan Index Fund | EWJ | NYSE Arca

Fund Performance Overview

iSHARES® MSCI JAPAN INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.50%	4.40%	4.87%	(2.81)%	(2.46)%	(2.27)%	5.37%	5.22%	5.96%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.50%	4.40%	4.87%	(13.29)%	(11.70)%	(10.86)%	68.68%	66.27%	78.47%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan IndexSM (the “Index”). The Index consists of stocks traded primarily on the Tokyo Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 14.85%, net of fees, while the total return for the Index was 15.21%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Cyclical	27.92%
Financial	19.92
Industrial	19.89
Consumer Non-Cyclical	12.35
Basic Materials	5.93
Communications	5.78
Technology	3.67
Utilities	2.57
Energy	1.56
Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Toyota Motor Corp.	6.13%
Mitsubishi UFJ Financial Group Inc.	3.08
Honda Motor Co. Ltd.	2.62
Sumitomo Mitsui Financial Group Inc.	2.35
Mizuho Financial Group Inc.	2.20
Canon Inc.	1.78
Takeda Pharmaceutical Co. Ltd.	1.78
SoftBank Corp.	1.51
Mitsubishi Estate Co. Ltd.	1.27
FANUC Corp.	1.26

TOTAL	23.98%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Actual	$1,000.00	$1,148.50	0.51%	$2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.59%

ADVERTISING — 0.34%
Dentsu Inc.	498,000	$15,567,223
Hakuhodo DY Holdings Inc.	69,720	5,320,061

		20,887,284
AGRICULTURE — 1.24%
Japan Tobacco Inc.	2,390,400	75,784,956

		75,784,956
AIRLINES — 0.26%
All Nippon Airways Co. Ltd.[a]	2,988,000	6,153,479
Japan Airlines Co. Ltd.[b]	199,200	9,500,109

		15,653,588
APPAREL — 0.10%
ASICS Corp.	398,400	6,287,344

		6,287,344
AUTO MANUFACTURERS — 11.83%
Daihatsu Motor Co. Ltd.	341,000	6,959,712
Fuji Heavy Industries Ltd.	1,992,000	29,925,341
Hino Motors Ltd.	996,000	10,568,871
Honda Motor Co. Ltd.	4,282,800	160,384,500
Isuzu Motors Ltd.	2,988,000	18,460,438
Mazda Motor Corp.[b]	6,972,000	21,083,763
Mitsubishi Motors Corp.[b]	9,960,000	11,011,489
Nissan Motor Co. Ltd.	6,573,600	66,762,012
Suzuki Motor Corp.	996,000	23,933,796
Toyota Motor Corp.	7,270,800	375,518,773

		724,608,695
AUTO PARTS & EQUIPMENT — 3.52%
Aisin Seiki Co. Ltd.	498,200	18,116,855
Bridgestone Corp.	1,693,200	52,194,459
Denso Corp.	1,294,800	54,593,237
JTEKT Corp.	597,600	5,985,068
Koito Manufacturing Co. Ltd.	100,000	1,637,763
NGK Insulators Ltd.	996,000	10,795,578
NGK Spark Plug Co. Ltd.	351,000	5,356,688
NHK Spring Co. Ltd.	398,400	3,484,812
NOK Corp.	298,800	4,139,024
Stanley Electric Co. Ltd.	363,600	6,360,832
Sumitomo Electric Industries Ltd.	1,992,000	23,318,448
Sumitomo Rubber Industries Inc.	498,000	7,794,407
Toyoda Gosei Co. Ltd.	199,200	4,622,666

Security	Shares	Value

Toyota Boshoku Corp.	199,200	$2,729,122
Toyota Industries Corp.	398,400	14,293,345

		215,422,304
BANKS — 10.77%
Aozora Bank Ltd.	1,992,000	6,067,115
Bank of Kyoto Ltd. (The)	996,000	8,744,418
Bank of Yokohama Ltd. (The)	2,988,000	15,448,472
Chiba Bank Ltd. (The)	1,992,000	12,760,373
Fukuoka Financial Group Inc.	1,998,000	9,117,256
Gunma Bank Ltd. (The)	996,000	5,440,971
Hachijuni Bank Ltd. (The)	996,000	5,354,606
Hiroshima Bank Ltd. (The)	996,000	4,199,480
Iyo Bank Ltd. (The)	996,000	8,528,506
Joyo Bank Ltd. (The)	1,992,000	9,996,705
Mitsubishi UFJ Financial Group Inc.	33,864,080	188,296,911
Mizuho Financial Group Inc.	60,855,680	134,560,576
Nishi-Nippon City Bank Ltd. (The)	1,992,000	5,246,651
Resona Holdings Inc.	4,980,000	22,940,603
Seven Bank Ltd.	1,494,000	3,951,181
Shinsei Bank Ltd.	3,984,000	8,809,191
Shizuoka Bank Ltd. (The)	1,992,000	19,885,454
Sumitomo Mitsui Financial Group Inc.	3,585,600	144,185,736
Sumitomo Mitsui Trust Holdings Inc.	7,974,320	31,115,925
Suruga Bank Ltd.	996,000	14,703,577
Yamaguchi Financial Group Inc.	55,000	516,258

		659,869,965
BEVERAGES — 0.91%
Asahi Group Holdings Ltd.	996,000	25,261,652
Coca-Cola West Co. Ltd.	99,600	1,713,258
Kirin Holdings Co. Ltd.	1,992,000	29,040,104

		56,015,014
BUILDING MATERIALS — 1.32%
Asahi Glass Co. Ltd.	2,988,000	20,403,642
Daikin Industries Ltd.	597,600	22,249,686
LIXIL Group Corp.	697,200	14,358,118
Rinnai Corp.	99,600	7,179,059
Taiheiyo Cement Corp.	2,988,000	7,416,562
TOTO Ltd.	996,000	9,046,694

		80,653,761
CHEMICALS — 3.50%
Air Water Inc.	78,000	1,061,869
Asahi Kasei Corp.	2,988,000	17,747,930

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2013

Security	Shares	Value

Daicel Corp.	996,000	$7,697,247
Denki Kagaku Kogyo K.K.	996,000	3,810,839
Hitachi Chemical Co. Ltd.	298,800	4,116,354
JSR Corp.	498,000	10,201,821
Kaneka Corp.	996,000	5,538,131
Kansai Paint Co. Ltd.	95,000	1,011,164
Kuraray Co. Ltd.	896,400	12,242,185
Mitsubishi Chemical Holdings Corp.	3,486,000	16,436,267
Mitsubishi Gas Chemical Co. Inc.	996,000	7,081,899
Mitsui Chemicals Inc.	1,992,000	4,750,054
Nitto Denko Corp.	398,400	23,534,359
Shin-Etsu Chemical Co. Ltd.	1,095,600	67,688,272
Showa Denko K.K.	3,984,000	6,218,253
Sumitomo Chemical Co. Ltd.	3,984,000	11,831,953
Taiyo Nippon Sanso Corp.	996,000	7,027,921
Ube Industries Ltd.	2,988,000	6,347,800

		214,344,318
COMMERCIAL SERVICES — 0.98%
Benesse Holdings Inc.	199,200	8,301,799
Dai Nippon Printing Co. Ltd.	996,000	8,798,396
PARK24 Co. Ltd.	199,200	3,657,542
Secom Co. Ltd.	498,000	25,693,475
Toppan Printing Co. Ltd.	1,992,000	13,472,881

		59,924,093
COMPUTERS — 0.77%
Fujitsu Ltd.	4,980,000	22,994,580
Itochu Techno-Solutions Corp.	99,600	4,372,209
NTT Data Corp.	2,988	9,531,416
TDK Corp.	298,800	10,363,755

		47,261,960
COSMETICS & PERSONAL CARE — 1.21%
Kao Corp.	1,394,400	44,797,329
Shiseido Co. Ltd.	896,400	11,940,988
Unicharm Corp.	298,800	17,391,676

		74,129,993
DISTRIBUTION & WHOLESALE — 4.50%
Hitachi High-Technologies Corp.	199,200	4,136,865
ITOCHU Corp.	3,984,000	46,205,073
Marubeni Corp.	3,984,000	29,234,425
Mitsubishi Corp.	3,685,200	73,456,350
Mitsui & Co. Ltd.	4,581,600	68,232,369
Sojitz Corp.	3,087,600	4,752,213

Security	Shares	Value

Sumitomo Corp.	2,988,000	$36,726,555
Toyota Tsusho Corp.	498,000	12,749,577

		275,493,427
DIVERSIFIED FINANCIAL SERVICES — 2.27%
Acom Co. Ltd.[b]	99,600	2,477,585
AEON Credit Service Co. Ltd.[a]	199,270	4,661,009
Credit Saison Co. Ltd.	398,400	8,506,915
Daiwa Securities Group Inc.	3,984,000	24,743,464
Japan Exchange Group Inc.	49,800	3,810,839
Mitsubishi UFJ Lease & Finance Co. Ltd.	159,360	7,401,448
Nomura Holdings Inc.	9,561,600	55,135,175
ORIX Corp.	288,840	32,309,005

		139,045,440
ELECTRIC — 1.61%
Chubu Electric Power Co. Inc.	1,693,200	21,325,584
Chugoku Electric Power Co. Inc. (The)	796,800	10,061,478
Electric Power Development Co. Ltd.	298,800	7,708,043
Hokkaido Electric Power Co. Inc.	498,000	4,431,585
Hokuriku Electric Power Co.	398,400	4,598,916
Kansai Electric Power Co. Inc. (The)	1,992,000	17,272,924
Kyushu Electric Power Co. Inc.	1,095,600	10,556,996
Shikoku Electric Power Co. Inc.	398,400	4,901,192
Tohoku Electric Power Co. Inc.[b]	1,195,200	9,288,515
Tokyo Electric Power Co. Inc.[a,b]	3,784,800	8,614,871

		98,760,104
ELECTRICAL COMPONENTS & EQUIPMENT — 2.49%
Brother Industries Ltd.	597,600	6,283,026
Casio Computer Co. Ltd.	597,600	4,754,372
Furukawa Electric Co. Ltd.[b]	1,992,000	4,534,143
GS Yuasa Corp.[a]	996,000	4,339,822
Hitachi Ltd.	11,952,000	67,364,405
Mabuchi Motor Co. Ltd.	99,600	4,922,783
Mitsubishi Electric Corp.	4,980,000	40,753,306
Nidec Corp.	298,800	17,618,383
Ushio Inc.	199,200	2,197,980

		152,768,220
ELECTRONICS — 4.03%
Advantest Corp.	398,400	5,743,247
Hamamatsu Photonics K.K.	199,200	7,945,545
Hirose Electric Co. Ltd.	99,600	12,091,047
Hoya Corp.	1,095,600	21,113,991

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2013

Security	Shares	Value

IBIDEN Co. Ltd.	298,800	$4,699,315
Keyence Corp.	109,026	30,854,854
Kyocera Corp.	398,400	34,804,943
Murata Manufacturing Co. Ltd.	498,000	32,224,799
NEC Corp.[b]	6,237,000	15,480,956
Nippon Electric Glass Co. Ltd.	996,500	4,925,255
Omron Corp.	498,000	12,118,036
Toshiba Corp.	10,956,000	50,706,829
Yaskawa Electric Corp.	996,000	9,025,103
Yokogawa Electric Corp.	498,000	5,025,341

		246,759,261
ENGINEERING & CONSTRUCTION — 1.01%
Chiyoda Corp.	235,000	2,947,052
JGC Corp.	996,000	27,615,088
Kajima Corp.	1,992,000	5,915,977
Obayashi Corp.	1,992,000	10,298,981
Shimizu Corp.	1,992,000	6,434,164
Taisei Corp.	2,988,000	8,873,965

		62,085,227
ENTERTAINMENT — 0.37%
Oriental Land Co. Ltd.	99,600	14,779,146
Sankyo Co. Ltd.	99,600	4,215,673
Toho Co. Ltd.	199,200	3,847,544

		22,842,363
ENVIRONMENTAL CONTROL — 0.10%
Kurita Water Industries Ltd.	298,800	5,998,023

		5,998,023
FOOD — 1.29%
Ajinomoto Co. Inc.	1,992,000	26,535,530
Kikkoman Corp.	996,000	15,556,427
Meiji Holdings Co. Ltd.	199,228	8,616,082
Nisshin Seifun Group Inc.	498,000	6,563,711
Nissin Foods Holdings Co. Ltd.	199,200	7,956,341
Toyo Suisan Kaisha Ltd.	89,000	2,619,066
Yakult Honsha Co. Ltd.[a]	298,800	11,157,230

		79,004,387
FOREST PRODUCTS & PAPER — 0.21%
Nippon Paper Group Inc.[a]	298,800	5,227,219
Oji Holdings Corp.	1,992,000	7,621,678

		12,848,897

Security	Shares	Value

GAS — 0.96%
Osaka Gas Co. Ltd.	4,980,000	$19,432,040
Toho Gas Co. Ltd.	996,000	5,527,336
Tokyo Gas Co. Ltd.	6,972,000	33,854,931

		58,814,307
HAND & MACHINE TOOLS — 0.64%
Fuji Electric Co. Ltd.	996,000	2,860,828
Makita Corp.	298,800	13,602,428
SMC Corp.	99,600	17,359,289
THK Co. Ltd.	299,400	5,617,401

		39,439,946
HEALTH CARE — PRODUCTS — 0.48%
Shimadzu Corp.	236,000	1,498,981
Sysmex Corp.	199,200	10,493,302
Terumo Corp.	398,400	17,575,200

		29,567,483
HEALTH CARE — SERVICES — 0.16%
Miraca Holdings Inc.	199,200	9,662,042

		9,662,042
HOME BUILDERS — 0.65%
Daiwa House Industry Co. Ltd.	996,000	18,374,073
Sekisui Chemical Co. Ltd.	1,003,000	9,773,434
Sekisui House Ltd.	996,000	11,583,655

		39,731,162
HOME FURNISHINGS — 1.42%
Panasonic Corp.	5,776,815	41,826,495
Sharp Corp.[a]	1,992,000	6,347,800
Sony Corp.	2,689,200	39,000,104

		87,174,399
INSURANCE — 2.55%
Dai-ichi Life Insurance Co. Ltd. (The)	21,912	30,875,352
MS&AD Insurance Group Holdings Inc.	1,294,840	26,918,525
NKSJ Holdings Inc.	896,450	19,073,611
Sony Financial Holdings Inc.	498,000	7,902,363
T&D Holdings Inc.	1,494,000	17,812,703
Tokio Marine Holdings Inc.	1,892,400	53,699,363

		156,281,917
INTERNET — 1.00%
Dena Co. Ltd.[a]	291,400	8,212,010
Gree Inc.[a]	291,400	3,562,749

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2013

Security	Shares	Value

M3 Inc.	996	$1,722,974
Nexon Co. Ltd.	298,800	2,723,724
Rakuten Inc.	1,892,400	16,429,790
SBI Holdings Inc.	521,010	4,156,334
Trend Micro Inc.	298,800	8,485,324
Yahoo! Japan Corp.	37,848	16,101,604

		61,394,509
IRON & STEEL — 1.74%
Daido Steel Co. Ltd.	996,000	5,322,220
Hitachi Metals Ltd.	242,000	2,274,160
Japan Steel Works Ltd. (The)	996,000	5,851,203
JFE Holdings Inc.	1,294,850	27,887,134
Kobe Steel Ltd.[b]	5,976,000	8,096,683
Nippon Steel & Sumitomo Metal Corp.	19,920,705	54,195,718
Yamato Kogyo Co. Ltd.	99,600	2,864,067

		106,491,185
LEISURE TIME — 0.59%
Sega Sammy Holdings Inc.	498,000	9,235,617
Shimano Inc.	199,200	14,358,118
Yamaha Corp.	398,400	3,977,091
Yamaha Motor Co. Ltd.	697,200	8,373,050

		35,943,876
MACHINERY — 4.31%
Amada Co. Ltd.	996,000	6,531,324
FANUC Corp.	498,000	77,242,359
Hitachi Construction Machinery Co. Ltd.	298,800	6,895,135
IHI Corp.	2,988,000	8,420,551
Kawasaki Heavy Industries Ltd.	3,984,000	12,738,782
Komatsu Ltd.	2,490,000	63,100,152
Kubota Corp.	2,988,000	36,240,754
Mitsubishi Heavy Industries Ltd.	7,968,000	44,391,416
Nabtesco Corp.	199,200	3,689,928
Sumitomo Heavy Industries Ltd.	996,000	4,415,391

		263,665,792
MANUFACTURING — 1.11%
FUJIFILM Holdings Corp.	1,195,200	23,059,354
Konica Minolta Holdings Inc.	1,494,000	11,464,904
Nikon Corp.	896,400	20,209,321
Olympus Corp.[b]	597,600	13,168,446

		67,902,025

Security	Shares	Value

MEDIA — 0.12%
Jupiter Telecommunications Co. Ltd.	5,709	$7,611,175

		7,611,175
METAL FABRICATE & HARDWARE — 0.17%
Maruichi Steel Tube Ltd.	99,600	2,447,357
NSK Ltd.	996,000	7,805,203

		10,252,560
MINING — 0.48%
Mitsubishi Materials Corp.	2,988,000	9,133,059
Sumitomo Metal Mining Co. Ltd.	1,284,000	20,333,015

		29,466,074
OFFICE & BUSINESS EQUIPMENT — 2.13%
Canon Inc.	2,988,050	108,983,181
Ricoh Co. Ltd.	1,992,000	21,461,608

		130,444,789
OIL & GAS — 1.56%
Cosmo Oil Co. Ltd.	996,000	2,353,436
Idemitsu Kosan Co. Ltd.	99,600	9,100,672
INPEX Corp.	5,976	31,933,319
Japan Petroleum Exploration Co. Ltd.	99,600	3,794,646
JX Holdings Inc.	5,776,895	35,440,305
Showa Shell Sekiyu K.K.	398,400	2,897,533
TonenGeneral Sekiyu K.K.	996,000	9,931,931

		95,451,842
PACKAGING & CONTAINERS — 0.07%
Toyo Seikan Kaisha Ltd.	298,800	4,362,493

		4,362,493
PHARMACEUTICALS — 6.08%
Alfresa Holdings Corp.	99,600	4,928,181
Astellas Pharma Inc.	1,195,230	64,904,642
Chugai Pharmaceutical Co. Ltd.	597,600	12,987,080
Daiichi Sankyo Co. Ltd.	1,792,869	32,238,995
Dainippon Sumitomo Pharma Co. Ltd.	398,400	5,782,111
Eisai Co. Ltd.	697,200	31,210,015
Hisamitsu Pharmaceutical Co. Inc.	99,600	5,797,225
Kyowa Hakko Kirin Co. Ltd.	996,000	10,482,506
Medipal Holdings Corp.	398,400	5,173,241
Mitsubishi Tanabe Pharma Corp.	498,000	7,098,092
Ono Pharmaceutical Co. Ltd.	199,200	10,622,849
Otsuka Holdings Co. Ltd.	996,000	32,041,275
Santen Pharmaceutical Co. Ltd.	199,200	8,960,330

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2013

Security	Shares	Value

Shionogi & Co. Ltd.	697,200	$14,274,992
Suzuken Co. Ltd.	199,200	6,963,148
Taisho Pharmaceutical Holdings Co. Ltd.	99,600	6,898,374
Takeda Pharmaceutical Co. Ltd.	2,091,600	108,706,070
Tsumura & Co.	99,600	3,503,165

		372,572,291
REAL ESTATE — 3.42%
AEON Mall Co. Ltd.	199,200	4,961,648
Daito Trust Construction Co. Ltd.	199,200	17,920,659
Hulic Co. Ltd.	597,600	4,501,756
Mitsubishi Estate Co. Ltd.	3,094,000	77,467,375
Mitsui Fudosan Co. Ltd.	2,098,000	53,621,114
Nomura Real Estate Holdings Inc.	298,800	5,392,391
NTT Urban Development Corp.	3,984	4,076,410
Sumitomo Realty & Development Co. Ltd.	996,000	33,844,136
Tokyu Land Corp.	996,000	7,556,904

		209,342,393
REAL ESTATE INVESTMENT TRUSTS — 0.90%
Japan Prime Realty Investment Corp.	1,992	5,892,226
Japan Real Estate Investment Corp.	996	10,979,103
Japan Retail Fund Investment Corp.	4,980	9,780,793
Nippon Building Fund Inc.	1,992	22,390,028
Nomura Real Estate Office Fund Inc.	996	6,142,684

		55,184,834
RETAIL — 3.44%
ABC-MART Inc.	99,600	3,492,369
AEON Co. Ltd.	1,593,600	17,998,387
Citizen Holdings Co. Ltd.	697,200	3,801,123
Don Quijote Co. Ltd.	99,600	3,940,386
FamilyMart Co. Ltd.	199,200	8,431,346
Fast Retailing Co. Ltd.	119,300	32,883,146
Isetan Mitsukoshi Holdings Ltd.	896,460	9,969,304
J. Front Retailing Co. Ltd.	996,000	5,915,977
Lawson Inc.	199,200	14,876,306
Marui Group Co. Ltd.	597,600	5,123,581
McDonald’s Holdings Co. (Japan) Ltd.	199,200	5,013,466
Nitori Holdings Co. Ltd.	99,600	7,459,744
Seven & I Holdings Co. Ltd.	1,992,080	58,428,013
Shimamura Co. Ltd.	99,600	10,223,412
Takashimaya Co. Ltd.	996,000	7,837,590

Security	Shares	Value

USS Co. Ltd.	59,760	$6,600,416
Yamada Denki Co. Ltd.	229,080	8,367,652

		210,362,218
SEMICONDUCTORS — 0.53%
Rohm Co. Ltd.	298,800	10,639,042
Sumco Corp.[b]	298,800	3,002,250
Tokyo Electron Ltd.	398,452	18,570,817

		32,212,109
SOFTWARE — 0.24%
Konami Corp.	298,800	5,832,851
Nomura Research Institute Ltd.	199,200	4,534,143
Oracle Corp. Japan	99,600	4,210,275

		14,577,269
STORAGE & WAREHOUSING — 0.06%
Mitsubishi Logistics Corp.	242,000	3,952,894

		3,952,894
TELECOMMUNICATIONS — 4.31%
KDDI Corp.	697,200	52,596,055
Nippon Telegraph and Telephone Corp.	1,195,200	55,057,446
NTT DOCOMO Inc.	40,836	63,471,519
SoftBank Corp.	2,490,000	92,707,024

		263,832,044
TEXTILES — 0.52%
Teijin Ltd.	2,988,000	6,963,148
Toray Industries Inc.	3,984,000	24,657,099

		31,620,247
TOYS, GAMES & HOBBIES — 0.67%
Namco Bandai Holdings Inc.	498,098	7,957,907
Nintendo Co. Ltd.	298,800	29,018,513
Sanrio Co. Ltd.[a]	99,600	3,956,579

		40,932,999
TRANSPORTATION — 4.65%
Central Japan Railway Co.	398,400	38,907,262
East Japan Railway Co.	896,400	66,457,576
Hankyu Hanshin Holdings Inc.	2,988,000	16,484,847
Kamigumi Co. Ltd.	996,000	8,668,849
Keikyu Corp.	1,000,000	8,877,087
Keio Corp.	1,992,000	15,999,046
Keisei Electric Railway Co. Ltd.	120,000	1,151,095
Kintetsu Corp.[a]	4,251,000	17,969,759

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2013

Security	Shares	Value

Mitsui O.S.K. Lines Ltd.	2,988,000	$10,525,688
Nippon Express Co. Ltd.	1,992,000	8,787,600
Nippon Yusen K.K.	3,984,000	10,061,479
Odakyu Electric Railway Co. Ltd.	1,106,000	11,724,128
Tobu Railway Co. Ltd.	2,988,000	16,484,847
Tokyu Corp.	2,988,000	17,974,637
West Japan Railway Co.	398,400	17,683,156
Yamato Holdings Co. Ltd.	996,000	16,743,941

		284,500,997

TOTAL COMMON STOCKS
(Cost: $7,228,885,039)		6,099,196,495

SHORT-TERM INVESTMENTS — 1.10%

MONEY MARKET FUNDS — 1.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	54,854,198	54,854,198
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	3,971,625	3,971,625
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%c,[d]	8,304,315	8,304,315

		67,130,138

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,130,138)		67,130,138

TOTAL INVESTMENTS IN SECURITIES — 100.69%
(Cost: $7,296,015,177)		6,166,326,633
Other Assets, Less Liabilities — (0.69)%		(42,182,509)

NET ASSETS — 100.00%		$6,124,144,124

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of February 28, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
178	TOPIX Index (Mar. 2013)	Tokyo Stock	$18,733,796	$2,484,966

See notes to financial statements.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2013

ASSETS
Investments, at cost:
Unaffiliated	$7,228,885,039
Affiliated (Note 2)	67,130,138

Total cost of investments	$7,296,015,177

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,099,196,495
Affiliated (Note 2)	67,130,138

Total fair value of investments	6,166,326,633
Foreign currency, at value[b]	10,370,684
Receivables:
Investment securities sold	5,474,125
Dividends and interest	6,590,909
Futures variation margin	2,484,966

Total Assets	6,191,247,317

LIABILITIES
Payables:
Investment securities purchased	3,810,305
Foreign currency overdraft at broker	1,648,588
Collateral for securities on loan (Note 5)	58,825,823
Capital shares redeemed	577,499
Investment advisory fees (Note 2)	2,240,978

Total Liabilities	67,103,193

NET ASSETS	$6,124,144,124

Net assets consist of:
Paid-in capital	$8,242,118,874
Distributions in excess of net investment income	(7,802,443)
Accumulated net realized loss	(982,275,897)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(1,127,896,410)

NET ASSETS	$6,124,144,124

Shares outstanding[c]	597,600,000

Net asset value per share	$10.25

[a]	Securities on loan with a value of $55,853,101. See Note 5.
[b]	Cost of foreign currency: $9,060,202.
[c]	$0.001 par value, number of shares authorized: 2,124,600,000.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statement of Operations (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

Six months ended February 28, 2013

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$48,426,582
Interest — affiliated (Note 2)	1,894
Securities lending income — affiliated (Note 2)	893,267

Total investment income	49,321,743

EXPENSES
Investment advisory fees (Note 2)	12,146,525

Total expenses	12,146,525

Net investment income	37,175,218

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(83,127,508)
In-kind redemptions — unaffiliated	(25,473,418)
Futures contracts	3,218,936
Foreign currency transactions	(3,151,736)

Net realized loss	(108,533,726)

Net change in unrealized appreciation/depreciation on:
Investments	769,448,208
Futures contracts	2,653,039
Translation of assets and liabilities in foreign currencies	(830,186)

Net change in unrealized appreciation/depreciation	771,271,061

Net realized and unrealized gain	662,737,335

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$699,912,553

[a]	Net of foreign withholding tax of $3,630,380.

See notes to financial statements.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® MSCI JAPAN INDEX FUND

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$37,175,218	$106,977,074
Net realized loss	(108,533,726)	(263,209,688)
Net change in unrealized appreciation/depreciation	771,271,061	(266,966,709)

Net increase (decrease) in net assets resulting from operations	699,912,553	(423,199,323)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(48,420,838)	(109,422,889)

Total distributions to shareholders	(48,420,838)	(109,422,889)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,998,557,619	758,956,904
Cost of shares redeemed	(1,154,939,578)	(2,791,809,212)

Net increase (decrease) in net assets from capital share transactions	843,618,041	(2,032,852,308)

INCREASE (DECREASE) IN NET ASSETS	1,495,109,756	(2,565,474,520)

NET ASSETS
Beginning of period	4,629,034,368	7,194,508,888

End of period	$6,124,144,124	$4,629,034,368

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(7,802,443)	$3,443,177

SHARES ISSUED AND REDEEMED
Shares sold	207,000,000	76,800,000
Shares redeemed	(122,400,000)	(298,200,000)

Net increase (decrease) in shares outstanding	84,600,000	(221,400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

iSHARES® MSCI JAPAN INDEX FUND

(For a share outstanding throughout each period)

	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$9.02	$9.80	$9.43	$10.24	$11.62	$14.07

Income from investment operations:
Net investment income[a]	0.07	0.18	0.16	0.12	0.13	0.14
Net realized and unrealized gain (loss)[b]	1.26	(0.77)	0.37	(0.77)	(1.39)	(2.39)

Total from investment operations	1.33	(0.59)	0.53	(0.65)	(1.26)	(2.25)

Less distributions from:
Net investment income	(0.10)	(0.19)	(0.16)	(0.16)	(0.12)	(0.20)

Total distributions	(0.10)	(0.19)	(0.16)	(0.16)	(0.12)	(0.20)

Net asset value, end of period	$10.25	$9.02	$9.80	$9.43	$10.24	$11.62

Total return	14.85%[c]	(5.96)%	5.54%	(6.41)%	(10.68)%	(16.13)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,124,144	$4,629,034	$7,194,509	$3,942,769	$6,164,170	$7,499,536
Ratio of expenses to average net assets[d]	0.51%	0.53%	0.51%	0.54%	0.56%	0.52%
Ratio of net investment income to average net assets[d]	1.57%	1.95%	1.53%	1.20%	1.46%	1.11%
Portfolio turnover rate[e]	2%	3%	4%	5%	4%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following fund (the “Fund”):

iShares MSCI Index Fund	Diversification Classification
Japan	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of February 28, 2013, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreing currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2013, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Fund benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

For the six months ended February 28, 2013, BTC earned securities lending agent fees from the Fund in the amount of $480,990.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2013, were $85,739,364 and $94,847,156, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2013, were $1,963,654,342 and $1,135,971,436, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statement of assets and liabilities. Securities lending income, as disclosed in the statement of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2012, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total

$118,947,587	$8,733,802	$68,122,871	$27,817,841	$44,443,527	$116,295,478	$173,577,101	$139,228,194	$697,166,401

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2013, the cost of investments for federal income tax purposes was $7,355,132,071. Net unrealized depreciation was $1,188,805,438, of which $263,188,756 represented gross unrealized appreciation on securities and $1,451,994,194 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

7.	FINANCIAL FUTURES CONTRACTS

The Fund may purchase or sell financial futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Fund as of February 28, 2013 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts: Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$2,484,966

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the six months ended February 28, 2013 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$3,218,936	$2,653,039

For the six months ended February 28, 2013, the average quarter-end number of contracts and notional value of open futures contracts for Fund were 229 and $22,220,588, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	23

Supplemental Information (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.09095	$—	$0.01005	$0.10100	90%	—%	10%	100%

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	25

Notes:

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2013 BlackRock. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are their respective owners.

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iS-SAR-81-0213

FEBRUARY 28, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Austria Capped Investable Market Index Fund | EWO | NYSE Arca
➢	iShares MSCI Belgium Capped Investable Market Index Fund | EWK | NYSE Arca
➢	iShares MSCI Emerging Markets Eastern Europe Index Fund | ESR | NYSE Arca
➢	iShares MSCI EMU Index Fund | EZU | NYSE Arca
➢	iShares MSCI France Index Fund | EWQ | NYSE Arca
➢	iShares MSCI Germany Index Fund | EWG | NYSE Arca
➢	iShares MSCI Italy Capped Index Fund | EWI | NYSE Arca
➢	iShares MSCI Netherlands Investable Market Index Fund | EWN | NYSE Arca
➢	iShares MSCI Spain Capped Index Fund | EWP | NYSE Arca
➢	iShares MSCI Sweden Index Fund | EWD | NYSE Arca
➢	iShares MSCI Switzerland Capped Index Fund | EWL | NYSE Arca
➢	iShares MSCI United Kingdom Index Fund | EWU | NYSE Arca

Fund Performance Overview

iSHARES® MSCI AUSTRIA CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.37%	10.53%	11.28%	(8.70)%	(8.42)%	(9.33)%	9.85%	9.89%	9.56%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.37%	10.53%	11.28%	(36.56)%	(35.59)%	(38.73)%	155.88%	156.88%	149.16%

Index performance through January 31, 2008 reflects the performance of the MSCI Austria IndexSM. Index performance beginning on February 1, 2008 through February 11, 2013 reflects the performance of the MSCI Austria Investable Market IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Austria IMI 25/50 Index.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® MSCI AUSTRIA CAPPED INVESTABLE MARKET INDEX FUND

The iShares MSCI Austria Capped Investable Market Index Fund (the “Fund”), formerly the iShares MSCI Austria Investable Market Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Austria IMI 25/50 Index (the “Index”). The Index is a free-float adjusted market capitalization-weighted index and consists of stocks traded primarily on the Vienna Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 25.13%, net of fees, while the total return for the Index was 25.51%*.

*

Index performance through February 11, 2013 reflects the performance of the MSCI Austria Investable Market IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Austria IMI 25/50 Index.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets
Financial	36.82%
Industrial	28.19
Energy	14.32
Basic Materials	9.87
Utilities	4.85
Communications	3.50
Consumer Non-Cyclical	0.94
Consumer Cyclical	0.89
Short-Term and Other Net Assets	0.62

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets
Erste Group Bank AG	12.75%
OMV AG	11.56
Andritz AG	8.80
IMMOFINANZ AG	6.31
Voestalpine AG	5.99
Vienna Insurance Group AG	4.48
Raiffeisen International Bank Holding AG	4.31
Telekom Austria AG	3.50
Verbund AG	3.38
Oesterreichische Post AG	3.27

TOTAL	64.35%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI BELGIUM CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.96%	23.81%	27.79%	(5.40)%	(5.21)%	(4.46)%	9.31%	9.12%	9.49%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.96%	23.81%	27.79%	(24.25)%	(23.46)%	(20.40)%	143.55%	139.42%	147.57%

Index performance through November 30, 2007 reflects the performance of the MSCI Belgium IndexSM. Index performance beginning on December 1, 2007 through November 8, 2012 reflects the performance of the MSCI Belgium Investable Market IndexSM. Index performance beginning on November 9, 2012 reflects the performance of the MSCI Belgium IMI 25/50 Index.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® MSCI BELGIUM CAPPED INVESTABLE MARKET INDEX FUND

The iShares MSCI Belgium Capped Investable Market Index Fund (the “Fund”), formerly the iShares MSCI Belgium Investable Market Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Belgium IMI 25/50 Index (the “Index”). The Index consists of stocks traded primarily on the Brussels Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 19.56%, net of fees, while the total return for the Index was 16.77%*.

*

Index performance through November 8, 2012 reflects the performance of the MSCI Belgium Investable Market IndexSM. Index performance beginning on November 9, 2012 reflects the performance of the MSCI Belgium IMI 25/50 Index.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	41.02%
Financial	19.88
Basic Materials	12.99
Industrial	7.56
Diversified	6.72
Communications	6.46
Consumer Cyclical	2.14
Technology	1.75
Utilities	1.30
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Anheuser-Busch InBev NV	22.71%
KBC Groep NV	6.14
Solvay SA	5.96
Ageas	5.56
Groupe Bruxelles Lambert SA	4.73
UCB SA	4.51
Umicore SA	4.18
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	3.83
Belgacom SA	3.25
Colruyt SA	2.98

TOTAL	63.85%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.38)%	(7.19)%	(6.50)%	3.86%	3.75%	4.33%	13.82%	13.40%	15.58%

Total returns for the period since inception are calculated from the inception date of the Fund (9/30/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Eastern Europe Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Eastern Europe IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure equity market performance of the following four emerging market countries: the Czech Republic, Hungary, Poland and Russia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 8.05%, net of fees, while the total return for the Index was 8.47%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Energy	45.01%
Financial	25.63
Basic Materials	10.29
Communications	8.23
Utilities	5.87
Consumer Non-Cyclical	4.28
Technology	0.31
Industrial	0.29
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Gazprom OAO (Russia)	15.43%
Sberbank of Russia (Russia)	11.89
LUKOIL OAO (Russia)	10.56
Magnit OJSC SP GDR (Russia)	3.56
Mobile TeleSystems OJSC SP ADR (Russia)	3.45
NovaTek OAO SP GDR (Russia)	3.41
Rosneft Oil Co. OJSC (Russia)	3.27
Uralkali OJSC (Russia)	3.17
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	3.15
Tatneft OAO, Class S (Russia)	2.99

TOTAL	60.88%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EMU INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.52%	8.58%	8.47%	(5.76)%	(5.66)%	(5.69)%	8.10%	8.06%	8.29%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.52%	8.58%	8.47%	(25.68)%	(25.27)%	(25.38)%	117.94%	117.14%	121.68%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI EMU Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EMU IndexSM (the “Index”). The Index consists of stocks from Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 14.65%, net of fees, while the total return for the Index was 14.80%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.43%
Financial	20.24
Industrial	12.99
Consumer Cyclical	10.67
Basic Materials	8.26
Communications	7.62
Energy	6.97
Utilities	5.65
Technology	4.45
Diversified	0.57
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets
Sanofi (France)	3.53%
Total SA (France)	3.32
Siemens AG Registered (Germany)	2.72
BASF SE (Germany)	2.70
Bayer AG Registered (Germany)	2.56
Banco Santander SA (Spain)	2.50
Anheuser-Busch InBev NV (Belgium)	2.35
SAP AG (Germany)	2.25
Unilever NV CVA (Netherlands)	1.97
Allianz SE Registered (Germany)	1.94

TOTAL	25.84%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FRANCE INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.65%	9.75%	9.49%	(3.83)%	(3.71)%	(3.77)%	8.19%	8.20%	8.35%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.65%	9.75%	9.49%	(17.74)%	(17.20)%	(17.48)%	119.74%	119.92%	123.07%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI France Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI France IndexSM (the “Index”). The Index consists of stocks traded primarily on the Paris Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 14.32%, net of fees, while the total return for the Index was 14.46%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	26.85%
Industrial	16.35
Financial	15.69
Energy	11.32
Consumer Cyclical	9.83
Communications	7.65
Basic Materials	5.54
Utilities	3.51
Technology	2.89
Diversified	0.34
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Sanofi	10.53%
Total SA	9.93
BNP Paribas SA	5.26
LVMH Moet Hennessy Louis Vuitton SA	4.08
Schneider Electric SA	3.78
Danone SA	3.75
L’Air Liquide SA	3.54
L’Oreal SA	3.38
AXA SA	2.87
Vivendi SA	2.59

TOTAL	49.71%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI GERMANY INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.45%	10.71%	10.57%	(1.82)%	(1.63)%	(1.79)%	12.80%	12.81%	12.94%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.45%	10.71%	10.57%	(8.78)%	(7.91)%	(8.65)%	233.63%	233.72%	237.78%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Germany Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Germany IndexSM (the “Index”). The Index consists of stocks traded primarily on the Frankfurt Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 15.75%, net of fees, while the total return for the Index was 16.04%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets
Consumer Cyclical	18.23%
Consumer Non-Cyclical	17.38
Financial	16.53
Basic Materials	15.75
Industrial	12.97
Technology	8.35
Utilities	5.08
Communications	4.69
Diversified	0.66
Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets
Siemens AG Registered	8.95%
BASF SE	8.89
Bayer AG Registered	8.42
SAP AG	7.40
Allianz SE Registered	6.40
Daimler AG Registered	5.56
Deutsche Bank AG Registered	4.38
Linde AG	3.45
Muenchener Rueckversicherungs-Gesellschaft AG Registered	3.31
Volkswagen AG (Preferred)	3.25

TOTAL	60.01%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ITALY CAPPED INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.12)%	(4.24)%	(4.21)%	(13.08)%	(12.97)%	(13.26)%	1.40%	1.39%	1.31%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.12)%	(4.24)%	(4.21)%	(50.38)%	(50.09)%	(50.90)%	14.93%	14.79%	13.89%

Index performance through February 11, 2013 reflects the performance of the MSCI Italy IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Italy 25/50 Index.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Italy Capped Index Fund (the “Fund”), formerly the iShares MSCI Italy Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Italy 25/50 Index (the “Index”). The Index is a free-float adjusted market capitalization-weighted index and consists of stocks traded primarily on the Milan Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 6.61%, net of fees, while the total return for the Index was 6.51%*.

*	Index performance through February 11, 2013 reflects the performance of the MSCI Italy IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Italy 25/50 Index.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	27.58%
Energy	21.96
Utilities	11.81
Consumer Cyclical	11.53
Industrial	11.09
Consumer Non-Cyclical	9.00
Communications	4.36
Diversified	2.58
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Eni SpA	20.79%
Enel SpA	7.06
UniCredit SpA	5.75
Assicurazioni Generali SpA	4.96
Luxottica Group SpA	4.73
Tenaris SA	4.59
Fiat Industrial SpA	4.57
Atlantia SpA	4.27
Terna SpA	4.17
Prysmian SpA	3.85

TOTAL	64.74%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.74%	10.97%	11.45%	(2.98)%	(2.76)%	(2.46)%	8.95%	8.96%	9.15%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.74%	10.97%	11.45%	(14.02)%	(13.06)%	(11.71)%	135.72%	135.80%	139.91%

Index performance through January 31, 2008 reflects the performance of the MSCI Netherlands IndexSM. Index performance beginning on February 1, 2008 reflects the performance of the MSCI Netherlands Investable Market IndexSM.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

The iShares MSCI Netherlands Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Netherlands Investable Market IndexSM (the “Index”). The Index consists of stocks traded primarily on the Amsterdam Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 11.61%, net of fees, while the total return for the Index was 11.94%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	39.34%
Financial	17.88
Industrial	15.81
Technology	8.66
Communications	8.09
Basic Materials	7.92
Energy	1.88
Consumer Cyclical	0.21
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Unilever NV CVA	21.22%
ING Groep NV CVA	10.25
Koninklijke Philips Electronics NV	9.31
ASML Holding NV	7.48
Heineken NV	4.99
Koninklijke Ahold NV	4.87
Akzo Nobel NV	4.86
Reed Elsevier NV	3.56
AEGON NV	3.54
Koninklijke DSM NV	3.06

TOTAL	73.14%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® MSCI SPAIN CAPPED INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.38%	1.20%	1.33%	(6.83)%	(6.65)%	(7.47)%	9.15%	9.10%	8.89%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.38%	1.20%	1.33%	(29.77)%	(29.10)%	(32.16)%	139.94%	138.90%	134.38%

Index performance through February 11, 2013 reflects the performance of the MSCI Spain IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Spain 25/50 Index.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MSCI SPAIN CAPPED INDEX FUND

The iShares MSCI Spain Capped Index Fund (the “Fund”), formerly the iShares MSCI Spain Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Spain 25/50 Index (the “Index”). The Index is a free-float adjusted market capitalization-weighted index and consists of stocks traded primarily on the Madrid Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 17.29%, net of fees, while the total return for the Index was 17.25%*.

*	Index performance through February 11, 2013 reflects the performance of the MSCI Spain IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Spain 25/50 Index.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets
Financial	42.16%
Utilities	13.25
Communications	12.69
Industrial	8.51
Consumer Non-Cyclical	8.41
Consumer Cyclical	6.71
Energy	4.70
Technology	3.51
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets
Banco Santander SA	20.07%
Telefonica SA	12.69
Banco Bilbao Vizcaya Argentaria SA	12.01
Repsol SA	4.70
Iberdrola SA	4.55
Industria de Diseno Textil SA	4.49
Amadeus IT Holding SA Class A	3.51
Gas Natural SDG SA	3.22
Abertis Infraestructuras SA	3.10
Ferrovial SA	3.05

TOTAL	71.39%

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.04%	14.03%	13.95%	5.56%	5.70%	5.51%	16.15%	16.09%	16.22%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.04%	14.03%	13.95%	31.06%	31.96%	30.73%	347.04%	344.39%	349.51%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Sweden Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Sweden IndexSM (the “Index”). The Index consists of stocks traded primarily on the Stockholm Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 19.11%, net of fees, while the total return for the Index was 19.44%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	28.61%
Industrial	23.96
Consumer Cyclical	18.42
Communications	16.37
Consumer Non-Cyclical	6.28
Basic Materials	5.01
Energy	1.34
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Telefonaktiebolaget LM Ericsson Class B	9.78%
Hennes & Mauritz AB Class B	9.03
Nordea Bank AB	8.12
Volvo AB Class B	5.99
Svenska Handelsbanken AB Class A	5.76
Atlas Copco AB Class A	5.17
Swedbank AB Class A	4.89
Sandvik AB	4.33
Skandinaviska Enskilda Banken AB Class A	3.94
TeliaSonera AB	3.93

TOTAL	60.94%

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWITZERLAND CAPPED INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.73%	21.50%	22.24%	4.58%	4.65%	4.39%	12.59%	12.44%	12.15%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.73%	21.50%	22.24%	25.11%	25.53%	23.94%	227.43%	223.03%	214.66%

Index performance through February 11, 2013 reflects the performance of the MSCI Switzerland IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Switzerland 25/50 Index.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	19

Fund Performance Overview (Continued)

iSHARES® MSCI SWITZERLAND CAPPED INDEX FUND

The iShares MSCI Switzerland Capped Index Fund (the “Fund”), formerly the iShares MSCI Switzerland Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Switzerland 25/50 Index (the “Index”). The Index is a free-float adjusted market capitalization-weighted index and consists of stocks traded primarily on the Zurich Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 21.43%, net of fees, while the total return for the Index was 22.02%*.

*

Index performance through February 11, 2013 reflects the performance of the MSCI Switzerland IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Switzerland 25/50 Index.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	51.40%
Financial	19.29
Industrial	11.65
Consumer Cyclical	7.05
Basic Materials	6.19
Energy	2.00
Communications	1.30
Short-Term and Other Net Assets	1.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Nestle SA Registered	19.18%
Roche Holding AG Genusschein	12.90
Novartis AG Registered	12.49
ABB Ltd. Registered	4.42
UBS AG Registered	4.37
Compagnie Financiere Richemont SA Class A Bearer	4.33
Syngenta AG Registered	4.12
Zurich Insurance Group AG	4.12
Credit Suisse Group AG Registered	3.37
Swiss Re AG	2.98

TOTAL	72.28%

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.59%	6.56%	7.16%	(0.53)%	(0.35)%	0.03%	8.44%	8.47%	9.16%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.59%	6.56%	7.16%	(2.61)%	(1.75)%	0.14%	124.82%	125.56%	140.23%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI United Kingdom IndexSM (the “Index”). The Index consists of stocks traded primarily on the London Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 7.71%, net of fees, while the total return for the Index was 7.99%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	27.46%
Financial	21.48
Energy	17.12
Basic Materials	11.07
Communications	9.14
Consumer Cyclical	4.18
Utilities	4.10
Industrial	3.82
Technology	1.05
Short-Term and Other Net Assets	0.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

HSBC Holdings PLC	8.17%
BP PLC	5.15
Vodafone Group PLC	4.94
Royal Dutch Shell PLC Class A	4.92
GlaxoSmithKline PLC	4.35
British American Tobacco PLC	4.04
Royal Dutch Shell PLC Class B	3.55
Diageo PLC	3.02
Rio Tinto PLC	2.88
BHP Billiton PLC	2.68

TOTAL	43.70%

FUND PERFORMANCE OVERVIEWS	21

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Austria Capped Investable Market
Actual	$1,000.00	$1,251.30	0.51%	$2.85
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Belgium Capped Investable Market
Actual	1,000.00	1,195.60	0.51	2.78
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Emerging Markets Eastern Europe
Actual	1,000.00	1,080.50	0.67	3.46
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.67	3.36
EMU
Actual	1,000.00	1,146.50	0.51	2.71
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
France
Actual	$1,000.00	$1,143.20	0.51%	$2.71
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Germany
Actual	1,000.00	1,157.50	0.51	2.73
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Italy Capped
Actual	1,000.00	1,066.10	0.51	2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Netherlands Investable Market
Actual	1,000.00	1,116.10	0.51	2.68
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Spain Capped
Actual	1,000.00	1,172.90	0.51	2.75
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Sweden
Actual	1,000.00	1,191.10	0.51	2.77
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Switzerland Capped
Actual	1,000.00	1,214.30	0.51	2.80
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
United Kingdom
Actual	1,000.00	1,077.10	0.51	2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	23

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.38%

AUTO MANUFACTURERS — 0.90%
Rosenbauer International AG	14,460	$973,571

		973,571
BANKS — 17.06%
Erste Group Bank AGa	429,540	13,856,473
Raiffeisen International Bank Holding AG	123,540	4,678,139

		18,534,612
BUILDING MATERIALS — 3.19%
Wienerberger AGb	319,200	3,463,641

		3,463,641
CHEMICALS — 2.55%
Lenzing AG	29,160	2,767,300

		2,767,300
COMMERCIAL SERVICES — 0.94%
Kapsch TrafficCom AGb	20,520	1,019,419

		1,019,419
ELECTRIC — 4.85%
EVN AG	111,360	1,595,628
Verbund AG	176,460	3,672,665

		5,268,293
ELECTRICAL COMPONENTS & EQUIPMENT — 1.39%
Zumtobel AG	100,680	1,509,069

		1,509,069
ELECTRONICS — 0.66%
Austria Technologie & Systemtechnik AG	73,140	722,789

		722,789
ENGINEERING & CONSTRUCTION — 3.34%
Flughafen Wien AG	32,040	1,922,427
Strabag SE	69,240	1,706,319

		3,628,746
ENVIRONMENTAL CONTROL — 0.57%
BWT AG	30,840	624,940

		624,940
INSURANCE — 4.48%
Vienna Insurance Group AG	96,060	4,871,406

		4,871,406
IRON & STEEL — 7.32%
AMAG Austria Metall AGc	46,260	1,448,449

Security	Shares	Value

Voestalpine AG	192,540	$6,509,407

		7,957,856
MACHINERY — 9.96%
Andritz AG	135,420	9,563,774
Palfinger AG	46,740	1,255,719

		10,819,493
MANUFACTURING — 3.24%
RHI AG	63,360	2,124,270
Semperit AG Holding	34,140	1,396,565

		3,520,835
OIL & GAS — 11.56%
OMV AG	288,180	12,560,918

		12,560,918
OIL & GAS SERVICES — 2.77%
Schoeller-Bleckmann Oilfield Equipment AGb	29,940	3,005,719

		3,005,719
PACKAGING & CONTAINERS — 2.56%
Mayr-Melnhof Karton AG	24,540	2,787,637

		2,787,637
REAL ESTATE — 15.27%
Atrium European Real Estate Ltd.	543,120	3,261,251
CA Immobilien Anlagen AGa	203,220	2,926,462
conwert Immobilien Invest SE	191,160	2,427,905
IMMOEAST AG Escrow[a,d]	998,769	13
IMMOFINANZ AGa	1,636,740	6,858,034
IMMOFINANZ AG Escrow[a,d]	897,599	12
S IMMO AG	178,020	1,119,453

		16,593,130
TELECOMMUNICATIONS — 3.50%
Telekom Austria AG	574,740	3,802,015

		3,802,015
TRANSPORTATION — 3.27%
Oesterreichische Post AG	88,200	3,552,648

		3,552,648

TOTAL COMMON STOCKS
(Cost: $138,915,015)		107,984,037

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.88%

MONEY MARKET FUNDS — 1.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,f,g]	1,906,791	$1,906,791
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[e,f,g]	138,058	138,058
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[e,f]	394	394

		2,045,243

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,045,243)		2,045,243

TOTAL INVESTMENTS IN SECURITIES — 101.26%
(Cost: $140,960,258)		110,029,280
Other Assets, Less Liabilities — (1.26)%		(1,364,981)

NET ASSETS — 100.00%		$108,664,299

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

AGRICULTURE — 0.89%
SIPEF NV	6,300	$534,783

		534,783
BANKS — 6.15%
KBC Groep NV	99,330	3,689,297

		3,689,297
BEVERAGES — 22.71%
Anheuser-Busch InBev NV	145,320	13,633,261

		13,633,261
BIOTECHNOLOGY — 1.27%
Ablynx NVa	79,170	760,746

		760,746
CHEMICALS — 7.70%
Recticel SA	58,170	456,291
Solvay SA	24,990	3,575,806
Tessenderlo Chemie NV	20,160	591,960

		4,624,057
COMPUTERS — 0.89%
Econocom Group SA	70,035	535,628

		535,628
DISTRIBUTION & WHOLESALE — 1.13%
SA D’Ieteren NV	15,435	677,811

		677,811
ELECTRIC — 1.30%
Elia System Operator SA	17,745	778,904

		778,904
ELECTRICAL COMPONENTS & EQUIPMENT — 1.27%
Bekaert NV	27,930	760,775

		760,775
ELECTRONICS — 2.34%
Barco NV	8,715	740,353
EVS Broadcast Equipment SA	10,395	666,585

		1,406,938
ENGINEERING & CONSTRUCTION — 0.89%
Compagnie d’Entreprises CFE SA	9,240	536,952

		536,952
ENTERTAINMENT — 1.01%
Kinepolis Group NV	4,830	606,192

		606,192

Security	Shares	Value

FOOD — 6.80%
Colruyt SA	36,225	$1,787,556
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	47,460	2,296,974

		4,084,530
HEALTH CARE — PRODUCTS — 0.76%
Ion Beam Applications SAa	60,585	457,810

		457,810
HOLDING COMPANIES — DIVERSIFIED — 8.40%
Ackermans & van Haaren NV	13,125	1,197,181
Groupe Bruxelles Lambert SA	35,490	2,839,085
KBC Ancora SCA[a,b]	47,880	904,511
RHJ International SAa	19,580	103,928

		5,044,705
INSURANCE — 5.57%
Ageas	97,965	3,340,825

		3,340,825
MANUFACTURING — 0.86%
Agfa-Gevaert NVa	261,450	516,128

		516,128
MINING — 5.28%
Nyrstar NVa	115,920	664,387
Umicore SA	50,085	2,507,177

		3,171,564
PHARMACEUTICALS — 8.58%
Arseus NV	24,675	642,919
Galapagos NVa	25,410	641,142
ThromboGenics NVa,b	21,945	1,158,781
UCB SA	46,830	2,709,127

		5,151,969
REAL ESTATE INVESTMENT TRUSTS — 5.26%
Befimmo SCA	10,500	693,222
Cofinimmo SA	8,610	1,020,945
Intervest Offices & Warehouses	15,750	404,815
Warehouses De Pauw SCA	9,555	621,339
Wereldhave Belgium NV	3,885	415,111

		3,155,432
SEMICONDUCTORS — 0.86%
Melexis NV	26,880	517,284

		517,284

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

TELECOMMUNICATIONS — 6.47%
Belgacom SA	69,720	$1,951,488
Mobistar SA	23,940	567,589
Telenet Group Holding NV	26,565	1,361,928

		3,881,005
TRANSPORTATION — 2.20%
Compagnie Maritime Belge SA	21,735	407,759
Euronav SAa	66,570	339,418
Exmar NV	51,240	571,413

		1,318,590
VENTURE CAPITAL — 1.23%
GIMV NV	13,860	738,385

		738,385

TOTAL COMMON STOCKS
(Cost: $61,357,839)		59,923,571

SHORT-TERM INVESTMENTS — 0.81%

MONEY MARKET FUNDS — 0.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	439,821	439,821
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	31,845	31,845
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	16,785	16,785

		488,451

TOTAL SHORT-TERM INVESTMENTS
(Cost: $488,451)		488,451

Value
TOTAL INVESTMENTS IN SECURITIES — 100.63%
(Cost: $61,846,290)	60,412,022
Other Assets, Less Liabilities — (0.63)%	(380,283)

NET ASSETS — 100.00%	$60,031,739

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 96.37%

CZECH REPUBLIC — 3.17%
CEZ AS	12,907	$388,729
Komercni Banka AS	1,218	247,799
Telefonica O2 Czech Republic AS	8,938	147,783

		784,311
HUNGARY — 2.81%
Magyar Telekom Telecommunications PLC	37,221	66,956
MOL Hungarian Oil and Gas PLC	3,325	255,564
OTP Bank PLC	17,879	371,406

		693,926
POLAND — 18.88%
Asseco Poland SA	5,687	77,336
Bank Handlowy w Warszawie SA	2,584	73,176
Bank Millennium SAa	34,657	52,184
Bank Pekao SA	10,393	525,126
BRE Bank SAa	1,178	125,238
Cyfrowy Polsat SAa	15,143	78,230
ENEA SA	8,721	42,581
Eurocash SA	5,567	92,943
Grupa Lotos SAa	5,225	68,749
Jastrzebska Spolka Weglowa SA	2,812	84,151
Kernel Holding SAa	4,218	86,498
KGHM Polska Miedz SA	11,163	635,414
Polska Grupa Energetyczna SA	59,698	305,208
Polski Koncern Naftowy Orlen SAa	25,631	433,165
Polskie Gornictwo Naftowe i Gazownictwo SAa	141,162	254,350
Powszechna Kasa Oszczednosci Bank Polski SA	69,414	778,422
Powszechny Zaklad Ubezpieczen SA	4,465	566,678
Synthos SA	41,499	72,291
Tauron Polska Energia SA	84,778	117,504
Telekomunikacja Polska SA	58,178	124,619
Zaklady Azotowe w Tarnowie-Moscicach SAa	3,979	70,692

		4,664,555
RUSSIA — 71.51%
Federal Grid Co. of Unified Energy System OJSC[a]	24,948,000	154,958

Security	Shares	Value

Gazprom OAO	849,302	$3,813,202
IDGC Holding JSC[a]	1,548,500	97,102
INTER RAO UES OJSC[a]	164,400,000	116,037
LSR Group OJSC SP GDR[b]	16,739	79,410
LUKOIL OAO	40,698	2,610,564
Magnit OJSC SP GDR[b]	20,739	879,748
Mechel OAO SP ADR	11,419	62,690
MegaFon OAO SP GDR[a]	6,897	198,289
MMC Norilsk Nickel OJSC	3,800	671,027
Mobile TeleSystems OJSC SP ADR	41,217	852,780
NovaTek OAO SP GDR[b]	7,258	841,928
Novolipetsk Steel OJSC SP GDR[b]	5,339	102,455
Rosneft Oil Co. OJSC	101,484	809,182
Rostelecom OJSC	93,710	375,787
RusHydro OJSC	10,127,000	227,805
Sberbank of Russia	860,235	2,939,444
Severstal OAO	13,189	147,006
Sistema JSFC SP GDR[b]	9,614	189,011
Surgutneftegas OJSC	568,160	532,687
Tatneft OAO, Class S	112,949	739,272
TMK OAO SP GDR[b]	4,769	71,106
Uralkali OJSC	105,265	782,540
VTB Bank OJSC	208,160,999	380,099

		17,674,129

TOTAL COMMON STOCKS
(Cost: $29,423,994)		23,816,921

PREFERRED STOCKS — 3.54%

RUSSIA — 3.54%
AK Transneft OAO	122	273,579
Sberbank of Russia	80,500	195,551
Surgutneftegas OJSC	552,900	407,069

		876,199

TOTAL PREFERRED STOCKS
(Cost: $757,412)		876,199

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

February 28, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	3,799	$3,799

		3,799

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,799)		3,799

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $30,185,205)		24,696,919
Other Assets, Less Liabilities — 0.07%		17,719

NET ASSETS — 100.00%		$24,714,638

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 97.73%

AUSTRIA — 1.03%
Andritz AG	53,700	$3,792,458
Erste Group Bank AGa	161,100	5,196,903
IMMOEAST AG Escrow[a,b]	105,078	1
IMMOFINANZ AGa	689,508	2,889,078
IMMOFINANZ AG Escrow[a,b]	68,575	1
OMV AG	109,548	4,774,875
Raiffeisen International Bank Holding AG	36,516	1,382,766
Telekom Austria AG	165,396	1,094,126
Verbund AG	50,836	1,058,051
Vienna Insurance Group AG	28,640	1,452,395
Voestalpine AG	82,340	2,783,757

		24,424,411
BELGIUM — 4.19%
Ageas	171,840	5,860,127
Anheuser-Busch InBev NV	595,712	55,886,989
Belgacom SA	112,412	3,146,453
Colruyt SA	55,848	2,755,872
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	75,896	3,673,223
Groupe Bruxelles Lambert SA	59,428	4,754,047
KBC Groep NV	175,420	6,515,418
Solvay SA	43,676	6,249,576
Telenet Group Holding NV	38,664	1,982,216
UCB SA	81,624	4,721,968
Umicore SA	84,488	4,229,337

		99,775,226
FINLAND — 2.82%
Elisa OYJ	104,536	2,205,776
Fortum OYJ	329,360	6,290,903
Kesko OYJ Class B	47,256	1,478,399
Kone OYJ Class B	115,276	9,343,778
Metso OYJ	94,512	4,065,133
Neste Oil OYJ	95,228	1,435,443
Nokia OYJ[c]	2,778,080	10,082,219
Nokian Renkaat OYJ	83,056	3,779,784
Orion OYJ Class B	71,600	2,124,863
Pohjola Bank PLC Class A	103,104	1,637,735
Sampo OYJ Class A	310,744	11,500,972
Stora Enso OYJ Class R	408,120	2,747,812

Security	Shares	Value

UPM-Kymmene OYJ	390,220	$4,568,431
Wartsila OYJ Abp	124,584	5,765,772

		67,027,020
FRANCE — 33.48%
Accor SA	110,264	3,982,966
Aeroports de Paris	22,196	1,877,461
ALSTOM	160,384	7,087,118
ArcelorMittal	740,344	11,145,240
Arkema SA	46,540	4,734,886
Atos SA	40,096	2,982,146
AXA SA	1,312,428	22,828,759
BNP Paribas SA	743,924	41,922,594
Bouygues SAc	141,052	3,990,510
Bureau Veritas SA	41,528	5,363,471
Cap Gemini SA	113,844	5,610,297
Carrefour SA	447,500	12,215,619
Casino Guichard-Perrachon SA	41,528	4,180,456
Christian Dior SA	40,812	6,826,846
CNP Assurances SA	116,708	1,739,392
Compagnie de Saint-Gobain	295,708	11,812,377
Compagnie Generale de Geophysique-Veritas[a]	118,140	2,937,646
Compagnie Generale des Etablissements Michelin Class B	135,324	12,108,121
Credit Agricole SAa	741,776	6,982,279
Danone SA	429,600	29,873,506
Dassault Systemes SA	45,824	5,208,403
Edenred SA	126,016	4,365,797
Electricite de France SA	179,000	3,389,717
Essilor International SA	150,360	15,539,109
Eurazeo	22,196	1,212,080
European Aeronautic Defence and Space Co. NV	337,236	17,273,896
Eutelsat Communications SA	98,808	3,564,630
Fonciere des Regions	19,332	1,601,594
France Telecom SA	1,376,152	13,347,616
GDF Suez	984,500	18,637,009
Gecina SA	16,468	1,871,985
Gemalto NV	58,712	5,353,043
Groupe Eurotunnel SA Registered	408,901	3,465,127
Icade	17,900	1,611,432
Iliad SA	17,184	3,293,443

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2013

Security	Shares	Value

Imerys SA	25,060	$1,691,185
JCDecaux SA	49,404	1,343,437
Klepierre	73,032	3,005,183
L’Air Liquide SA	231,984	28,266,099
L’Oreal SA	180,432	27,020,948
Lafarge SA	138,904	9,377,626
Lagardere SCA	88,068	3,147,810
Legrand SA	176,136	8,109,008
LVMH Moet Hennessy Louis Vuitton SA	188,308	32,471,735
Natixis	688,076	2,872,283
Pernod Ricard SA	157,520	20,467,761
PPR SA	55,848	12,536,314
PSA Peugeot Citroen SAa,c	171,124	1,297,123
Publicis Groupe SA	131,744	8,718,563
Remy Cointreau SA	16,468	2,084,050
Renault SA	142,484	9,055,831
Rexel SA	110,980	2,576,794
Safran SA	170,408	7,815,225
Sanofi	884,260	83,905,200
Schneider Electric SA	390,220	30,058,285
SCOR SE	121,720	3,447,566
SES SA Class A FDR	224,108	6,908,648
Societe BIC SA	21,480	2,510,801
Societe Generale[a]	521,248	20,041,552
Sodexo	70,168	6,507,620
STMicroelectronics NV	471,844	3,767,197
Suez Environnement SA	208,356	2,782,507
Technip SA	75,180	8,153,855
Thales SA	68,020	2,399,667
Total SA	1,580,212	79,113,275
Unibail-Rodamco SE	68,020	15,722,110
Vallourec SA	76,612	4,089,480
Veolia Environnement	252,032	3,175,664
Vinci SA	342,248	15,861,677
Vivendi SA	982,352	20,702,562
Wendel	24,344	2,684,853
Zodiac Aerospace	25,776	2,904,116

		796,530,181
GERMANY — 28.14%
Adidas AG	155,372	14,178,168
Allianz SE Registered	337,952	46,258,722

Security	Shares	Value

Axel Springer AG	29,356	$1,385,466
BASF SE	681,632	64,321,888
Bayer AG Registered	613,612	60,855,329
Bayerische Motoren Werke AG	245,588	22,699,615
Beiersdorf AG	74,464	6,502,041
Brenntag AG	37,948	5,417,557
Celesio AG	63,008	1,140,873
Commerzbank AGa	2,809,584	5,190,105
Continental AG	81,624	9,594,400
Daimler AG Registered	673,040	40,180,586
Deutsche Bank AG Registered	689,508	31,631,123
Deutsche Boerse AG	143,200	8,889,788
Deutsche Lufthansa AG Registered	170,408	3,441,996
Deutsche Post AG Registered	672,324	15,104,977
Deutsche Telekom AG Registered	2,083,560	22,409,875
E.ON SE	1,336,056	22,340,204
Fraport AG	27,208	1,619,164
Fresenius Medical Care AG & Co. KgaA	156,804	10,768,531
Fresenius SE & Co. KgaA	92,364	11,367,602
GEA Group AG	132,460	4,723,256
Hannover Rueckversicherung AG Registered	45,108	3,534,189
HeidelbergCement AG	104,536	7,218,654
Henkel AG & Co. KgaA	96,660	7,161,301
Hochtief AGa	22,912	1,543,830
Hugo Boss AG	18,616	2,161,425
Infineon Technologies AG	801,920	6,878,488
K+S AG Registered	128,164	6,032,826
Kabel Deutschland Holding AG	65,872	5,720,804
Lanxess AG	61,576	5,226,151
Linde AG	137,472	24,963,670
MAN SE	31,504	3,624,435
Merck KgaA	47,256	6,672,255
METRO AG	95,944	2,972,748
Muenchener Rueckversicherungs-Gesellschaft AG Registered	133,176	23,974,626
QIAGEN NVa	175,420	3,733,580
RWE AG	362,296	13,326,079
Salzgitter AG	29,356	1,402,545
SAP AG	683,780	53,502,304
Siemens AG Registered	620,772	64,616,916
Suedzucker AG	60,144	2,638,012
ThyssenKrupp AGa	286,400	6,468,193

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2013

Security	Shares	Value

United Internet AG Registered	72,316	$1,707,907
Volkswagen AG	21,480	4,432,725

		669,534,929
GREECE — 0.24%
Coca-Cola Hellenic Bottling Co. SAa	152,779	4,174,475
OPAP SA	163,328	1,392,195

		5,566,670
IRELAND — 0.98%
CRH PLC	539,148	11,785,179
Elan Corp. PLC[a]	372,668	4,164,163
Irish Bank Resolution Corp. Ltd.[a,b]	446,666	6
Kerry Group PLC Class A	112,412	6,313,481
Ryanair Holdings PLC	43,520	321,917
Ryanair Holdings PLC SP ADR	17,900	692,014

		23,276,760
ITALY — 7.32%
Assicurazioni Generali SpA	866,360	14,067,338
Atlantia SpA	244,641	4,237,767
Banca Monte dei Paschi di Siena SpA[a,c]	4,771,424	1,316,202
Banco Popolare Scrl[a]	1,310,280	2,213,189
Enel Green Power SpA	1,301,688	2,411,397
Enel SpA	4,882,404	17,693,709
Eni SpA	1,887,376	43,081,875
Exor SpA	47,972	1,345,890
Fiat Industrial SpA	635,092	7,734,129
Fiat SpA[a]	649,412	3,489,427
Finmeccanica SpA[a]	300,720	1,480,589
Intesa Sanpaolo SpA	7,464,300	12,129,758
Intesa Sanpaolo SpA RNC	705,260	977,343
Luxottica Group SpA	121,720	5,658,686
Mediobanca SpA	383,776	2,337,057
Pirelli & C. SpA	176,136	2,048,264
Prysmian SpA	151,076	3,296,429
Saipem SpA	196,184	5,252,735
Snam SpA	1,253,000	5,949,615
Telecom Italia SpA	6,948,780	5,137,278
Telecom Italia SpA RNC	4,488,604	2,898,880
Tenaris SA	350,124	7,213,899
Terna SpA	966,600	4,046,318
UniCredit SpA[a]	3,005,052	15,290,326
Unione di Banche Italiane SpA	635,808	2,915,933

		174,224,033

Security	Shares	Value

NETHERLANDS — 8.49%
AEGON NV	1,316,008	$7,883,255
Akzo Nobel NV	176,852	11,312,983
ASML Holding NV	233,416	16,637,130
Corio NV	50,120	2,315,304
D.E Master Blenders 1753 NVa	377,332	4,553,699
Delta Lloyd NV	131,028	2,322,821
Fugro NV CVA	51,552	2,459,636
Heineken Holding NV	74,464	4,672,825
Heineken NV	171,124	12,794,489
ING Groep NV CVA[a]	2,841,088	22,872,640
Koninklijke Ahold NV	746,788	10,739,448
Koninklijke DSM NV	114,560	6,715,689
Koninklijke KPN NV	743,208	2,539,849
Koninklijke Philips Electronics NV	710,272	20,168,632
Randstad Holding NV	89,500	3,810,360
Reed Elsevier NV	510,508	7,768,684
Royal Boskalis Westminster NV CVA	55,848	2,396,283
Royal Vopak NV	52,268	3,765,809
TNT Express NV	241,292	1,829,628
Unilever NV CVA	1,207,892	46,916,185
Wolters Kluwer NV	223,392	4,456,707
Ziggo NV	88,784	3,006,259

		201,938,315
PORTUGAL — 0.62%
Banco Espirito Santo SA Registered[a]	1,487,848	1,791,472
Energias de Portugal SA	1,418,396	4,261,274
Galp Energia SGPS SA Class B	200,480	3,097,993
Jeronimo Martins SGPS SA	163,964	3,272,181
Portugal Telecom SGPS SA Registered[c]	466,832	2,367,404

		14,790,324
SPAIN — 10.42%
Abertis Infraestructuras SA	271,364	4,775,174
Acciona SA	19,216	1,181,741
Actividades de Construcciones y Servicios SAc	105,252	2,504,342
Amadeus IT Holding SA Class A	232,700	5,962,720
Banco Bilbao Vizcaya Argentaria SA	4,042,536	39,272,911
Banco de Sabadell SAa	2,082,844	4,539,252
Banco Popular Espanol SAa	4,049,696	3,520,757
Banco Santander SA	7,815,856	59,377,151

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2013

Security	Shares	Value

Bankia SAa,c	687,360	$292,051
CaixaBank	831,276	3,414,628
Distribuidora Internacional de Alimentacion SA	453,944	3,550,694
Enagas SA	141,052	3,382,898
Ferrovial SA	299,288	4,699,203
Gas Natural SDG SA	259,908	5,163,121
Grifols SAa	110,980	3,958,773
Iberdrola SA	3,492,648	17,305,572
Industria de Diseno Textil SA	161,816	21,715,626
International Consolidated Airlines Group SAa	691,656	2,509,256
Mapfre SA	572,800	1,866,883
Red Electrica Corporacion SA	80,192	4,443,078
Repsol SA	617,192	13,160,312
Telefonica SA	3,037,988	39,717,142
Zardoya Otis SA	115,992	1,639,252

		247,952,537

TOTAL COMMON STOCKS
(Cost: $2,547,773,943)		2,325,040,406

PREFERRED STOCKS — 2.12%

GERMANY — 2.12%
Bayerische Motoren Werke AG	39,380	2,564,133
Henkel AG & Co. KgaA	131,744	11,627,621
Porsche Automobil Holding SE	113,844	9,038,687
ProSiebenSat.1 Media AG	77,328	2,668,902
RWE AG NVS	30,072	1,079,187
Volkswagen AG	107,400	23,483,474

		50,462,004

TOTAL PREFERRED STOCKS
(Cost: $46,114,701)		50,462,004

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	15,993,449	15,993,449
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	1,157,978	1,157,978

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	169,747	$169,747

		17,321,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,321,174)		17,321,174

TOTAL INVESTMENTS IN SECURITIES — 100.58%
(Cost: $2,611,209,818)		2,392,823,584
Other Assets, Less Liabilities — (0.58)%		(13,762,881)

NET ASSETS — 100.00%		$2,379,060,703

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.97%

ADVERTISING — 1.27%
JCDecaux SA	29,106	$791,476
Publicis Groupe SA	77,319	5,116,822

		5,908,298
AEROSPACE & DEFENSE — 3.81%
European Aeronautic Defence and Space Co. NV	197,307	10,106,455
Safran SA	99,693	4,572,105
Thales SA	39,798	1,404,027
Zodiac Aerospace	14,850	1,673,112

		17,755,699
APPAREL — 4.93%
Christian Dior SA	23,760	3,974,465
LVMH Moet Hennessy Louis Vuitton SA	110,286	19,017,661

		22,992,126
AUTO MANUFACTURERS — 1.30%
PSA Peugeot Citroen SAa,b	99,990	757,926
Renault SA	83,556	5,310,554

		6,068,480
AUTO PARTS & EQUIPMENT — 1.52%
Compagnie Generale des Etablissements Michelin Class B	79,101	7,077,566

		7,077,566
BANKS — 9.02%
BNP Paribas SA	435,501	24,541,932
Credit Agricole SAa	434,214	4,087,222
Natixis	401,643	1,676,606
Societe Generale[a]	305,019	11,727,727

		42,033,487
BEVERAGES — 2.84%
Pernod Ricard SA	92,169	11,976,213
Remy Cointreau SA	9,801	1,240,331

		13,216,544
BUILDING MATERIALS — 2.87%
Compagnie de Saint-Gobain	173,052	6,912,750
Imerys SA	14,751	995,477
Lafarge SA	81,180	5,480,589

		13,388,816

Security	Shares	Value

CHEMICALS — 4.14%
Arkema SA	27,225	$2,769,817
L’Air Liquide SA	135,630	16,525,842

		19,295,659
COMMERCIAL SERVICES — 2.03%
Bureau Veritas SA	24,057	3,107,037
Edenred SA	73,656	2,551,796
Sodexo	40,986	3,801,182

		9,460,015
COMPUTERS — 1.75%
Atos SA	23,859	1,774,517
Cap Gemini SA	66,429	3,273,659
Gemalto NV	34,353	3,132,121

		8,180,297
COSMETICS & PERSONAL CARE — 3.38%
L’Oreal SA	105,336	15,774,799

		15,774,799
ELECTRIC — 2.76%
Electricite de France SA	104,247	1,974,122
GDF Suez	575,190	10,888,594

		12,862,716
ELECTRICAL COMPONENTS & EQUIPMENT — 4.79%
Legrand SA	103,059	4,744,665
Schneider Electric SA	228,591	17,608,153

		22,352,818
ELECTRONICS — 0.32%
Rexel SA	63,558	1,475,724

		1,475,724
ENGINEERING & CONSTRUCTION — 2.73%
Aeroports de Paris	12,969	1,096,990
Bouygues SA	82,071	2,321,875
Vinci SA	200,376	9,286,539

		12,705,404
FOOD — 5.81%
Carrefour SA	261,855	7,147,979
Casino Guichard-Perrachon SA	24,354	2,451,619
Danone SA	251,460	17,486,015

		27,085,613
HEALTH CARE — PRODUCTS — 1.95%
Essilor International SA	87,912	9,085,356

		9,085,356

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2013

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 0.49%
Eurazeo	12,870	$702,805
Wendel	14,256	1,572,267

		2,275,072
HOUSEHOLD PRODUCTS & WARES — 0.31%
Societe BIC SA	12,474	1,458,088

		1,458,088
INSURANCE — 3.52%
AXA SA	768,141	13,361,271
CNP Assurances SA	70,191	1,046,112
SCOR SE	70,983	2,010,504

		16,417,887
INTERNET — 0.41%
Iliad SA	9,900	1,897,410

		1,897,410
IRON & STEEL — 1.40%
ArcelorMittal	433,818	6,530,756

		6,530,756
LODGING — 0.50%
Accor SA	64,152	2,317,304

		2,317,304
MACHINERY — 0.88%
ALSTOM	93,159	4,116,551

		4,116,551
MEDIA — 0.39%
Lagardere SCA	51,282	1,832,970

		1,832,970
METAL FABRICATE & HARDWARE — 0.51%
Vallourec SA	44,946	2,399,177

		2,399,177
OIL & GAS — 9.93%
Total SA	924,759	46,298,036

		46,298,036
OIL & GAS SERVICES — 1.39%
Compagnie Generale de Geophysique-Veritas[a]	68,904	1,713,353
Technip SA	44,154	4,788,845

		6,502,198
PHARMACEUTICALS — 10.53%
Sanofi	517,275	49,082,919

		49,082,919

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 3.00%
Fonciere des Regions	11,286	$935,009
Gecina SA	9,603	1,091,612
Icade	10,197	917,976
Klepierre	43,461	1,788,370
Unibail-Rodamco SE	40,095	9,267,539

		14,000,506
RETAIL — 1.58%
PPR SA	32,868	7,377,947

		7,377,947
SEMICONDUCTORS — 0.47%
STMicroelectronics NV	276,507	2,207,628

		2,207,628
SOFTWARE — 0.66%
Dassault Systemes SA	27,126	3,083,169

		3,083,169
TELECOMMUNICATIONS — 5.59%
Eutelsat Communications SA	57,420	2,071,503
France Telecom SA	805,860	7,816,222
SES SA Class A FDR	131,670	4,059,033
Vivendi SA	573,903	12,094,710

		26,041,468
TRANSPORTATION — 0.44%
Groupe Eurotunnel SA Registered	241,164	2,043,683

		2,043,683
WATER — 0.75%
Suez Environnement SA	122,265	1,632,798
Veolia Environnement	147,114	1,853,672

		3,486,470

TOTAL COMMON STOCKS
(Cost: $517,768,838)		466,088,656

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	752,548	752,548
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	54,487	54,487

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	7,830	$7,830

		814,865

TOTAL SHORT-TERM INVESTMENTS
(Cost: $814,865)		814,865

TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $518,583,703)		466,903,521
Other Assets, Less Liabilities — (0.14)%		(659,657)

NET ASSETS — 100.00%		$466,243,864

FDR  —  Fiduciary Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 92.66%

AIRLINES — 0.48%
Deutsche Lufthansa AG Registered	841,269	$16,992,423

		16,992,423

APPAREL — 2.25%
Adidas AG	765,425	69,847,360
Hugo Boss AG	90,428	10,499,213

		80,346,573
AUTO MANUFACTURERS — 9.32%
Bayerische Motoren Werke AG	1,211,334	111,963,188
Daimler AG Registered	3,319,253	198,159,889
Volkswagen AG	107,744	22,234,615

		332,357,692
AUTO PARTS & EQUIPMENT — 1.33%
Continental AG	402,597	47,322,803

		47,322,803
BANKS — 5.10%
Commerzbank AGa,b	13,887,913	25,654,945
Deutsche Bank AG Registered	3,400,638	156,003,989

		181,658,934
BUILDING MATERIALS — 1.00%
HeidelbergCement AG	514,483	35,527,231

		35,527,231
CHEMICALS — 14.66%
BASF SE	3,360,304	317,093,529
Brenntag AG	188,552	26,918,181
K+S AG Registered	631,072	29,705,281
Lanxess AG	304,954	25,882,414
Linde AG	677,248	122,982,101

		522,581,506
COSMETICS & PERSONAL CARE — 0.90%
Beiersdorf AG	368,927	32,213,938

		32,213,938
DIVERSIFIED FINANCIAL SERVICES — 1.23%
Deutsche Boerse AG	706,102	43,834,476

		43,834,476
ELECTRIC — 4.94%
E.ON SE	6,588,705	110,169,795
RWE AG	1,790,440	65,856,496

		176,026,291

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 0.44%
Fraport AG	135,161	$8,043,509
Hochtief AGa	113,035	7,616,392

		15,659,901
FOOD — 0.78%
METRO AG	474,272	14,694,938
Suedzucker AG	299,182	13,122,601

		27,817,539
HEALTH CARE — PRODUCTS — 2.09%
Fresenius SE & Co. KgaA	455,988	56,120,243
QIAGEN NVa	864,357	18,396,681

		74,516,924
HEALTH CARE — SERVICES — 1.49%
Fresenius Medical Care AG & Co. KgaA	773,929	53,149,655

		53,149,655
HOLDING COMPANIES — DIVERSIFIED — 0.65%
GEA Group AG	653,198	23,291,719

		23,291,719
HOUSEHOLD PRODUCTS & WARES — 0.99%
Henkel AG & Co. KgaA	475,709	35,244,107

		35,244,107
INSURANCE — 10.20%
Allianz SE Registered	1,668,108	228,329,896
Hannover Rueckversicherung AG Registered	220,779	17,297,923
Muenchener Rueckversicherungs-Gesellschaft AG Registered	656,130	118,117,914

		363,745,733
INTERNET — 0.24%
United Internet AG Registered	355,582	8,397,880

		8,397,880
IRON & STEEL — 1.09%
Salzgitter AG	143,819	6,871,257
ThyssenKrupp AGa	1,411,730	31,883,180

		38,754,437
MACHINERY — 0.50%
MAN SE	154,882	17,818,681

		17,818,681

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2013

Security	Shares	Value

MANUFACTURING — 8.95%
Siemens AG Registered	3,063,489	$318,882,313

		318,882,313
MEDIA — 0.98%
Axel Springer AG	145,743	6,878,390
Kabel Deutschland Holding AG	324,194	28,155,365

		35,033,755
PHARMACEUTICALS — 9.51%
Bayer AG Registered	3,025,437	300,049,484
Celesio AG	312,650	5,661,091
Merck KgaA	236,652	33,413,800

		339,124,375
SEMICONDUCTORS — 0.95%
Infineon Technologies AG	3,952,010	33,898,463

		33,898,463
SOFTWARE — 7.40%
SAP AG	3,370,462	263,721,491

		263,721,491
TELECOMMUNICATIONS — 3.10%
Deutsche Telekom AG Registered	10,276,372	110,528,238

		110,528,238
TRANSPORTATION — 2.09%
Deutsche Post AG Registered	3,317,446	74,532,439

		74,532,439

TOTAL COMMON STOCKS
(Cost: $3,479,721,940)		3,302,979,517

PREFERRED STOCKS — 6.98%

AUTO MANUFACTURERS — 4.85%
Bayerische Motoren Werke AG	196,248	12,778,213
Porsche Automobil Holding SE	560,218	44,478,719
Volkswagen AG	529,097	115,689,344

		172,946,276
ELECTRIC — 0.14%
RWE AG NVS	142,857	5,126,675

		5,126,675
HOUSEHOLD PRODUCTS & WARES — 1.62%
Henkel AG & Co. KgaA	651,806	57,527,883

		57,527,883

Security	Shares	Value

MEDIA — 0.37%
ProSiebenSat.1 Media AG	381,914	$13,181,397

		13,181,397

TOTAL PREFERRED STOCKS
(Cost: $208,613,099)		248,782,231

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	7,459,880	7,459,880
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	540,120	540,120
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	180,312	180,312

		8,180,312

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,180,312)		8,180,312

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $3,696,515,351)		3,559,942,060
Other Assets, Less Liabilities — 0.13%		4,775,438

NET ASSETS — 100.00%		$3,564,717,498

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of February 28, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
50	DAX Index (Mar. 2013)	Eurex	$12,665,772	$234,506

See notes to financial statements.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY CAPPED INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 2.66%
Finmeccanica SpA[a,b]	2,977,211	$14,658,241

		14,658,241
AUTO MANUFACTURERS — 8.39%
Fiat Industrial SpA	2,069,778	25,205,688
Fiat SpA[a]	3,920,343	21,064,823

		46,270,511
AUTO PARTS & EQUIPMENT — 3.14%
Pirelli & C. SpA[b]	1,489,438	17,320,496

		17,320,496
BANKS — 22.62%
Banca Monte dei Paschi di Siena SpA[a,b]	49,347,031	13,612,422
Banco Popolare Scrl[a,b]	9,925,388	16,764,938
Intesa Sanpaolo SpA	12,807,209	20,812,179
Intesa Sanpaolo SpA RNC	2,179,434	3,020,240
Mediobanca SpA	2,971,197	18,093,512
UniCredit SpA[a]	6,238,736	31,743,980
Unione di Banche Italiane SpA	4,525,881	20,756,525

		124,803,796
COMMERCIAL SERVICES — 4.27%
Atlantia SpA	1,358,953	23,540,314

		23,540,314
ELECTRIC — 11.23%
Enel SpA	10,750,477	38,959,457
Terna SpA	5,500,358	23,025,242

		61,984,699
ELECTRICAL COMPONENTS & EQUIPMENT — 3.85%
Prysmian SpA	972,516	21,219,983

		21,219,983
ENERGY — ALTERNATE SOURCES — 0.58%
Enel Green Power SpA	1,739,897	3,223,186

		3,223,186
GAS — 0.58%
Snam SpA	672,403	3,192,768

		3,192,768
HEALTH CARE — PRODUCTS — 4.73%
Luxottica Group SpA	561,280	26,093,555

		26,093,555

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 2.58%
Exor SpA	507,667	$14,242,971

		14,242,971
INSURANCE — 4.96%
Assicurazioni Generali SpA	1,686,343	27,381,639

		27,381,639
METAL FABRICATE & HARDWARE — 4.59%
Tenaris SA	1,228,025	25,302,029

		25,302,029
OIL & GAS — 20.79%
Eni SpA	5,024,130	114,682,471

		114,682,471
OIL & GAS SERVICES — 0.58%
Saipem SpA	120,448	3,224,939

		3,224,939
TELECOMMUNICATIONS — 4.36%
Telecom Italia SpA	21,105,751	15,603,620
Telecom Italia SpA RNC	13,119,574	8,473,027

		24,076,647

TOTAL COMMON STOCKS
(Cost: $574,706,251)		551,218,245

SHORT-TERM INVESTMENTS — 6.17%

MONEY MARKET FUNDS — 6.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	31,601,604	31,601,604
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	2,288,061	2,288,061
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	137,485	137,485

		34,027,150

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,027,150)		34,027,150

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED INDEX FUND

February 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 106.08%
(Cost: $608,733,401)	$585,245,395
Other Assets, Less Liabilities — (6.08)%	(33,550,594)

NET ASSETS — 100.00%	$551,694,801

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

BANKS — 0.00%
SNS REAAL NVa,b,c	68,952	$1

		1
BEVERAGES — 9.34%
D.E Master Blenders 1753 NVa	268,128	3,235,809
Heineken Holding NV	51,891	3,256,306
Heineken NV	99,666	7,451,763

		13,943,878
CHEMICALS — 7.91%
Akzo Nobel NV	113,337	7,250,014
Koninklijke DSM NV	77,910	4,567,208

		11,817,222
COMMERCIAL SERVICES — 2.05%
Brunel International NV	5,292	264,736
Randstad Holding NV	59,829	2,547,151
USG People NV	30,135	242,292

		3,054,179
DIVERSIFIED FINANCIAL SERVICES — 0.18%
BinckBank NV	27,195	275,396

		275,396
ELECTRICAL COMPONENTS & EQUIPMENT — 0.30%
TKH Group NV	17,007	445,683

		445,683
ELECTRONICS — 9.31%
Koninklijke Philips Electronics NV	489,657	13,904,127

		13,904,127
ENGINEERING & CONSTRUCTION — 2.29%
Arcadis NV	29,649	829,499
Grontmij NVa	24,843	109,193
Koninklijke BAM Groep NV	112,048	457,036
Royal Boskalis Westminster NV CVA	38,073	1,633,607
Royal Imtech NVb	34,798	389,785

		3,419,120
FOOD — 27.96%
Amsterdam Commodities NV	9,408	187,568
CSM NV CVA	35,280	789,401
Koninklijke Ahold NV	505,680	7,272,109
Koninklijke Wessanen NV	39,396	109,395
Nutreco NV	18,228	1,697,676

Security	Shares	Value

Unilever NV CVA	815,703	$31,683,026

		41,739,175
HOLDING COMPANIES — DIVERSIFIED — 0.47%
Tetragon Financial Group Ltd.	62,769	701,130

		701,130
INSURANCE — 14.82%
AEGON NV	882,441	5,286,067
Delta Lloyd NV	86,730	1,537,521
ING Groep NV CVA[a]	1,901,445	15,307,892

		22,131,480
LEISURE TIME — 0.10%
Accell Group NV	8,379	143,282

		143,282
MACHINERY — 0.07%
Kendrion NV	4,410	107,669

		107,669
MANUFACTURING — 0.90%
Aalberts Industries NV	46,599	1,032,615
Koninklijke Ten Cate NV	12,936	312,616

		1,345,231
MEDIA — 5.59%
Reed Elsevier NV	349,272	5,315,066
Wolters Kluwer NV	151,851	3,029,453

		8,344,519
METAL FABRICATE & HARDWARE — 0.08%
AMG Advanced Metallurgical Group NVa	13,671	114,511

		114,511
OIL & GAS SERVICES — 1.88%
Fugro NV CVA	34,251	1,634,175
SBM Offshore NVa	84,023	1,179,762

		2,813,937
REAL ESTATE INVESTMENT TRUSTS — 2.41%
Corio NV	33,663	1,555,070
Eurocommercial Properties NV	19,110	732,765
Nieuwe Steen Investments NV	24,990	179,852
VastNed Retail NV	9,522	403,272
Wereldhave NV	10,257	720,760

		3,591,719
RETAIL — 0.12%
Beter Bed Holding NV	8,967	174,673

		174,673

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

SEMICONDUCTORS — 8.22%
ASM International NV	24,843	$988,970
ASML Holding NV	156,702	11,169,207
BE Semiconductor Industries NV	15,582	121,208

		12,279,385
SOFTWARE — 0.43%
TomTom NVa,b	47,922	202,425
Unit4 NV	13,377	443,943

		646,368
TELECOMMUNICATIONS — 2.50%
Koninklijke KPN NV	493,495	1,686,476
Ziggo NV	60,417	2,045,742

		3,732,218
TRANSPORTATION — 2.86%
PostNL NVa	204,646	485,057
Royal Vopak NV	35,574	2,563,038
TNT Express NV	160,721	1,218,688

		4,266,783

TOTAL COMMON STOCKS
(Cost: $170,546,387)		148,991,686

WARRANTS — 0.00%

REAL ESTATE INVESTMENT TRUSTS — 0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)[a,c]	6,200	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	590,679	590,679
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	42,767	42,767

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	4,121	$4,121

		637,567

TOTAL SHORT-TERM INVESTMENTS
(Cost: $637,567)		637,567

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $171,183,954)		149,629,253
Other Assets, Less Liabilities — (0.22)%		(323,266)

NET ASSETS — 100.00%		$149,305,987

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN CAPPED INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.94%

AIRLINES — 2.22%
International Consolidated Airlines Group SAa	1,742,958	$6,323,272

		6,323,272

BANKS — 40.26%
Banco Bilbao Vizcaya Argentaria SA	3,513,636	34,134,690
Banco de Sabadell SAa	3,539,340	7,713,470
Banco Popular Espanol SAa	8,568,630	7,449,463
Banco Santander SA	7,509,348	57,048,606
Bankia SAa,b	4,391,856	1,866,051
CaixaBank	1,518,678	6,238,265

		114,450,545

COMMERCIAL SERVICES — 3.10%
Abertis Infraestructuras SA	500,472	8,806,772

		8,806,772

ELECTRIC — 7.50%
Iberdrola SA	2,608,326	12,923,883
Red Electrica Corporacion SA	151,578	8,398,255

		21,322,138

ENGINEERING & CONSTRUCTION — 6.71%
Acciona SAb	69,300	4,261,794
Actividades de Construcciones y Servicios SAb	257,922	6,136,938
Ferrovial SA	553,014	8,683,025

		19,081,757

FOOD — 2.57%
Distribuidora Internacional de Alimentacion SA	933,408	7,301,002

		7,301,002

GAS — 5.75%
Enagas SA	298,998	7,170,971
Gas Natural SDG SA	461,538	9,168,538

		16,339,509

INSURANCE — 1.90%
Mapfre SA	1,660,932	5,413,349

		5,413,349

Security	Shares	Value

MACHINERY — 1.80%
Zardoya Otis SA	362,124	$5,117,701

		5,117,701

OIL & GAS — 4.70%
Repsol SA	626,346	13,355,502

		13,355,502

PHARMACEUTICALS — 2.74%
Grifols SAa	218,358	7,789,059

		7,789,059

RETAIL — 4.49%
Industria de Diseno Textil SA	95,130	12,766,398

		12,766,398

SOFTWARE — 3.51%
Amadeus IT Holding SA Class A	389,088	9,970,016

		9,970,016

TELECOMMUNICATIONS — 12.69%
Telefonica SA	2,760,534	36,089,846

		36,089,846

TOTAL COMMON STOCKS
(Cost: $308,470,784)		284,126,866

SHORT-TERM INVESTMENTS — 1.67%

MONEY MARKET FUNDS — 1.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	4,367,020	4,367,020
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	316,187	316,187
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	57,417	57,417

		4,740,624

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,740,624)		4,740,624

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN CAPPED INDEX FUND

February 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 101.61%
(Cost: $313,211,408)	$288,867,490
Other Assets, Less Liabilities — (1.61)%	(4,587,514)

NET ASSETS — 100.00%	$284,279,976

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.99%

AGRICULTURE — 1.78%
Swedish Match AB	213,164	$7,004,598

		7,004,598

AUTO MANUFACTURERS — 7.76%
Scania AB Class B	333,753	6,969,693
Volvo AB Class B	1,564,115	23,538,772

		30,508,465

BANKS — 22.70%
Nordea Bank AB	2,747,787	31,909,372
Skandinaviska Enskilda Banken AB Class A	1,480,073	15,465,506
Svenska Handelsbanken AB Class A	518,742	22,623,284
Swedbank AB Class A	795,823	19,199,515

		89,197,677

COMMERCIAL SERVICES — 0.78%
Securitas AB Class B	326,669	3,053,573

		3,053,573

ENGINEERING & CONSTRUCTION — 1.79%
Skanska AB Class B	394,450	7,025,500

		7,025,500

FOREST PRODUCTS & PAPER — 3.77%
Svenska Cellulosa AB Class B	604,072	14,817,126

		14,817,126

HAND & MACHINE TOOLS — 4.33%
Sandvik AB	1,044,407	17,030,048

		17,030,048

HEALTH CARE — PRODUCTS — 3.06%
Elekta AB Class B	381,892	5,747,192
Getinge AB Class B	207,529	6,268,853

		12,016,045

HOLDING COMPANIES — DIVERSIFIED — 5.91%
Industrivarden AB Class C	126,224	2,259,910
Investment AB Kinnevik Class B	214,613	4,911,243
Investor AB Class B	475,272	13,973,166
Ratos AB Class B	202,860	2,091,389

		23,235,708

Security	Shares	Value

HOME FURNISHINGS — 1.63%
Electrolux AB Class B	250,194	$6,408,662

		6,408,662

HOUSEHOLD PRODUCTS & WARES — 0.67%
Husqvarna AB Class B	421,176	2,611,807

		2,611,807

MACHINERY — 9.66%
Atlas Copco AB Class A	697,130	20,333,634
Atlas Copco AB Class B	406,042	10,545,564
Hexagon AB Class B	246,974	7,065,706

		37,944,904

MANUFACTURING — 2.08%
Alfa Laval AB	350,014	8,172,695

		8,172,695

METAL FABRICATE & HARDWARE — 6.10%
Assa Abloy AB Class B	348,565	13,871,216
SKF AB Class B	408,457	10,082,307

		23,953,523

MINING — 1.24%
Boliden AB	285,292	4,859,989

		4,859,989

OIL & GAS — 1.34%
Lundin Petroleum ABa	230,874	5,261,871

		5,261,871

RETAIL — 9.03%
Hennes & Mauritz AB Class B	985,320	35,480,998

		35,480,998

TELECOMMUNICATIONS — 16.36%
Millicom International Cellular SA SDR	65,527	5,159,406
Tele2 AB Class B	328,440	5,248,518
Telefonaktiebolaget LM Ericsson Class B	3,158,498	38,442,971
TeliaSonera AB	2,244,501	15,454,341

		64,305,236

TOTAL COMMON STOCKS
(Cost: $380,773,698)		392,888,425

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%[b,c]	12,420	$12,420

		12,420

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,420)		12,420

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $380,786,118)		392,900,845
Other Assets, Less Liabilities — 0.01%		52,677

NET ASSETS — 100.00%		$392,953,522

SDR — Swedish	Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 98.88%

BANKS — 8.10%
Banque Cantonale Vaudoise Registered	4,807	$2,750,684
Credit Suisse Group AG Registered	946,352	25,463,886
UBS AG Registered[a]	2,082,894	33,100,426

		61,314,996
BUILDING MATERIALS — 4.07%
Geberit AG Registered[a]	36,784	8,931,906
Holcim Ltd. Registered[a]	196,878	15,981,042
Sika AG Bearer	2,347	5,849,895

		30,762,843
CHEMICALS — 6.19%
EMS-Chemie Holding AG Registered	6,270	1,775,447
Givaudan SA Registered[a]	7,920	9,505,358
Lonza Group AG Registered[a]	68,970	4,327,254
Syngenta AG Registered	73,150	31,205,546

		46,813,605
COMMERCIAL SERVICES — 2.67%
Adecco SA Registered[a]	132,088	7,565,478
SGS SA Registered	4,940	12,609,387

		20,174,865
DIVERSIFIED FINANCIAL SERVICES — 1.60%
Julius Baer Group Ltd.[a]	215,270	8,193,732
Partners Group Holding AG	16,929	3,929,298

		12,123,030
ENGINEERING & CONSTRUCTION — 4.42%
ABB Ltd. Registered[a]	1,457,148	33,430,710

		33,430,710
FOOD — 21.66%
Aryzta AGa	100,320	5,788,933
Barry Callebaut AG Registered[a]	2,806	2,751,275
Lindt & Spruengli AG Participation Certificates[a]	1,254	4,547,295
Lindt & Spruengli AG Registered[a]	133	5,700,102
Nestle SA Registered	2,067,637	145,124,543

		163,912,148
HAND & MACHINE TOOLS — 1.65%
Schindler Holding AG Participation Certificates	50,160	7,804,578
Schindler Holding AG Registered	30,723	4,642,030

		12,446,608

Security	Shares	Value

HEALTH CARE — PRODUCTS — 0.82%
Sonova Holding AG Registered[a]	51,623	$6,206,709

		6,206,709
HOLDING COMPANIES — DIVERSIFIED — 0.41%
Pargesa Holding SA Bearer	43,681	3,133,779

		3,133,779
INSURANCE — 8.56%
Baloise Holding AG Registered	56,430	5,085,473
Swiss Life Holding AG Registered[a]	36,366	5,993,453
Swiss Re AGa	280,060	22,493,031
Zurich Insurance Group AGa	113,487	31,193,116

		64,765,073
MANUFACTURING — 0.71%
Sulzer AG Registered	30,723	5,402,534

		5,402,534
OIL & GAS — 2.00%
Transocean Ltd.	286,330	15,132,657

		15,132,657
PHARMACEUTICALS — 26.25%
Actelion Ltd. Registered[a]	125,818	6,520,101
Novartis AG Registered	1,386,088	94,539,757
Roche Holding AG Genusschein	424,270	97,611,197

		198,671,055
REAL ESTATE — 0.61%
Swiss Prime Site AG Registered[a]	57,475	4,634,584

		4,634,584
RETAIL — 7.06%
Compagnie Financiere Richemont SA Class A Bearer	405,669	32,755,207
Swatch Group AG (The) Bearer	26,334	15,040,744
Swatch Group AG (The) Registered	54,758	5,589,048

		53,384,999
TELECOMMUNICATIONS — 1.30%
Swisscom AG Registered	21,527	9,836,169

		9,836,169
TRANSPORTATION — 0.80%
Kuehne & Nagel International AG Registered	52,668	6,084,023

		6,084,023

TOTAL COMMON STOCKS
(Cost: $632,273,606)		748,230,387

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED INDEX FUND

February 28, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	3,516	$3,516

		3,516

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,516)		3,516

TOTAL INVESTMENTS IN SECURITIES — 98.88%		748,233,903
(Cost: $632,277,122)
Other Assets, Less Liabilities — 1.12%		8,473,946

NET ASSETS — 100.00%		$756,707,849

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.42%

ADVERTISING — 0.81%
WPP PLC	728,617	$11,657,288

		11,657,288
AEROSPACE & DEFENSE — 2.24%
BAE Systems PLC	1,874,274	10,102,791
Cobham PLC	623,555	2,190,260
Meggitt PLC	452,328	3,121,336
Rolls-Royce Holdings PLC[a]	1,079,893	16,851,224

		32,265,611
AGRICULTURE — 5.47%
British American Tobacco PLC	1,115,181	58,138,858
Imperial Tobacco Group PLC	569,821	20,672,546

		78,811,404
APPAREL — 0.37%
Burberry Group PLC	254,234	5,310,185

		5,310,185
AUTO PARTS & EQUIPMENT — 0.27%
GKN PLC	939,944	3,895,133

		3,895,133
BANKS — 14.78%
Barclays PLC	6,707,126	31,255,932
HSBC Holdings PLC	10,598,831	117,671,297
Lloyds Banking Group PLC[a]	24,327,467	20,114,622
Royal Bank of Scotland Group PLC[a]	1,223,451	6,015,270
Standard Chartered PLC	1,387,059	37,814,546

		212,871,667
BEVERAGES — 4.92%
Diageo PLC	1,445,204	43,436,214
SABMiller PLC	551,776	27,447,125

		70,883,339
CHEMICALS — 0.50%
Croda International PLC	77,794	3,060,827
Johnson Matthey PLC	118,696	4,144,017

		7,204,844
COMMERCIAL SERVICES — 2.52%
Aggreko PLC	155,187	3,995,202
Babcock International Group PLC	208,119	3,389,761
Bunzl PLC	191,678	3,668,977

Security	Shares	Value

Capita PLC	376,940	$4,711,872
Experian PLC	581,851	9,662,438
G4S PLC	814,431	3,586,407
Intertek Group PLC	93,032	4,715,268
Serco Group PLC	288,720	2,500,289

		36,230,214
DISTRIBUTION & WHOLESALE — 0.52%
Wolseley PLC	158,395	7,470,339

		7,470,339
DIVERSIFIED FINANCIAL SERVICES — 1.50%
Aberdeen Asset Management PLC	499,245	3,257,908
Hargreaves Lansdown PLC	137,142	1,804,875
ICAP PLC	314,785	1,591,167
Investec PLC	314,785	2,290,708
London Stock Exchange Group PLC	101,854	2,062,488
Old Mutual PLC	2,823,441	8,678,834
Schroders PLC	65,363	1,976,419

		21,662,399
ELECTRIC — 0.83%
SSE PLC	546,162	11,988,018

		11,988,018
ENGINEERING & CONSTRUCTION — 0.12%
Balfour Beatty PLC	395,787	1,714,641

		1,714,641
FOOD — 5.10%
Associated British Foods PLC	205,312	5,771,822
J Sainsbury PLC	708,166	3,717,215
Tate & Lyle PLC	269,472	3,323,492
Tesco PLC	4,635,560	26,007,091
Unilever PLC	740,246	29,529,701
Wm Morrison Supermarkets PLC	1,300,042	5,122,945

		73,472,266
FOOD SERVICE — 0.90%
Compass Group PLC	1,064,655	12,936,829

		12,936,829
GAS — 2.72%
Centrica PLC	2,993,866	16,001,327
National Grid PLC	2,097,230	23,223,570

		39,224,897

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2013

Security	Shares	Value

HEALTH CARE — PRODUCTS — 0.39%
Smith & Nephew PLC	520,498	$5,585,938

		5,585,938
HOUSEHOLD PRODUCTS & WARES — 1.74%
Reckitt Benckiser Group PLC	373,732	25,126,013

		25,126,013
INSURANCE — 3.88%
Admiral Group PLC	117,894	2,238,755
Aviva PLC	1,689,012	9,147,769
Legal & General Group PLC	3,407,698	8,281,520
Prudential PLC	1,474,878	21,973,742
Resolution Ltd.	804,807	3,190,969
RSA Insurance Group PLC	2,050,313	3,756,514
Standard Life PLC	1,360,593	7,280,228

		55,869,497
IRON & STEEL — 0.05%
Evraz PLC	186,064	770,768

		770,768
LEISURE TIME — 0.36%
Carnival PLC	105,463	3,966,971
TUI Travel PLC	258,244	1,243,821

		5,210,792
LODGING — 0.59%
InterContinental Hotels Group PLC	157,192	4,566,989
Whitbread PLC	103,057	3,946,866

		8,513,855
MACHINERY — 0.30%
Weir Group PLC (The)	122,706	4,365,973

		4,365,973
MANUFACTURING — 0.91%
IMI PLC	184,460	3,424,414
Invensys PLC	471,175	2,561,204
Melrose Industries PLC	690,522	2,711,637
Smiths Group PLC	226,966	4,344,437

		13,041,692
MEDIA — 1.93%
British Sky Broadcasting Group PLC	615,134	7,941,484
ITV PLC	2,139,736	4,034,033
Pearson PLC	470,774	8,253,764
Reed Elsevier PLC	698,542	7,517,897

		27,747,178

Security	Shares	Value

MINING — 10.52%
Anglo American PLC	801,198	$23,374,959
Antofagasta PLC	227,768	3,778,944
BHP Billiton PLC	1,217,436	38,604,879
Eurasian Natural Resources Corp.	149,974	770,378
Fresnillo PLC	103,859	2,448,348
Glencore International PLC	2,244,397	13,201,674
Kazakhmys PLC	120,300	1,130,352
Randgold Resources Ltd.	50,125	4,173,387
Rio Tinto PLC	773,128	41,556,116
Vedanta Resources PLC	62,155	1,109,535
Xstrata PLC	1,211,421	21,376,947

		151,525,519
OIL & GAS — 16.70%
BG Group PLC	1,958,484	34,648,938
BP PLC	10,976,573	74,262,065
Royal Dutch Shell PLC Class A	2,150,964	70,851,735
Royal Dutch Shell PLC Class B	1,514,577	51,119,442
Tullow Oil PLC	522,904	9,636,033

		240,518,213
OIL & GAS SERVICES — 0.43%
AMEC PLC	177,643	2,815,181
Petrofac Ltd.	149,974	3,310,076

		6,125,257
PACKAGING & CONTAINERS — 0.25%
Rexam PLC	456,338	3,563,934

		3,563,934
PHARMACEUTICALS — 7.32%
AstraZeneca PLC	719,394	32,710,995
GlaxoSmithKline PLC	2,832,664	62,605,725
Shire PLC	323,607	10,143,681

		105,460,401
REAL ESTATE INVESTMENT TRUSTS — 1.13%
British Land Co. PLC	487,215	4,197,050
Capital Shopping Centres Group PLC	326,414	1,648,463
Hammerson PLC	412,228	3,093,667
Land Securities Group PLC	451,125	5,680,295
SEGRO PLC	427,065	1,658,906

		16,278,381

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2013

Security	Shares	Value

RETAIL — 1.17%
Kingfisher PLC	1,365,004	$5,739,464
Marks & Spencer Group PLC	926,310	5,220,822
Next PLC	93,433	5,955,302

		16,915,588
SEMICONDUCTORS — 0.80%
ARM Holdings PLC	794,782	11,521,500

		11,521,500
SOFTWARE — 0.25%
Sage Group PLC (The)	710,572	3,667,285

		3,667,285
TELECOMMUNICATIONS — 6.40%
BT Group PLC	4,537,716	18,439,252
Inmarsat PLC	259,046	2,561,822
Vodafone Group PLC	28,345,888	71,232,284

		92,233,358
VENTURE CAPITAL — 0.19%
3i Group PLC	561,400	2,730,376

		2,730,376
WATER — 0.54%
Severn Trent PLC	137,543	3,380,204
United Utilities Group PLC	393,381	4,400,870

		7,781,074

TOTAL COMMON STOCKS
(Cost: $1,434,502,150)		1,432,151,666

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	71,095	71,095

		71,095

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,095)		71,095

TOTAL INVESTMENTS IN SECURITIES — 99.42%
(Cost: $1,434,573,245)		1,432,222,761
Other Assets, Less Liabilities — 0.58%		8,314,097

NET ASSETS — 100.00%		$1,440,536,858

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

Financial futures contracts purchased as of February 28, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
80	FTSE 100 Index (Mar. 2013)	NYSE Liffe London	$7,721,511	$448,061

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2013

	iShares MSCI Austria Capped Investable Market Index Fund	iShares MSCI Belgium Capped Investable Market Index Fund	iShares MSCI Emerging Markets Eastern Europe Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$138,915,015	$61,357,839	$30,181,406
Affiliated (Note 2)	2,045,243	488,451	3,799

Total cost of investments	$140,960,258	$61,846,290	$30,185,205

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$107,984,037	$59,923,571	$24,693,120
Affiliated (Note 2)	2,045,243	488,451	3,799

Total fair value of investments	110,029,280	60,412,022	24,696,919
Foreign currencies, at value[b]	152,223	27,731	17,927
Receivables:
Investment securities sold	1,557,085	1,072,466	177,719
Due from custodian (Note 4)	—	—	217,936
Dividends and interest	597,390	43,772	1,501

Total Assets	112,335,978	61,555,991	25,112,002

LIABILITIES
Payables:
Investment securities purchased	1,556,983	1,027,064	373,548
Collateral for securities on loan (Note 5)	2,044,849	471,666	—
Capital shares redeemed	22,943	2,011	—
Securities related to in-kind transactions (Note 4)	—	—	11,115
Investment advisory fees (Note 2)	46,904	23,511	12,701

Total Liabilities	3,671,679	1,524,252	397,364

NET ASSETS	$108,664,299	$60,031,739	$24,714,638

Net assets consist of:
Paid-in capital	$212,196,942	$112,298,344	$32,820,279
Distributions in excess of net investment income	(350,273)	(38,235)	(30,497)
Accumulated net realized loss	(72,219,049)	(50,792,656)	(2,586,651)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(30,963,321)	(1,435,714)	(5,488,493)

NET ASSETS	$108,664,299	$60,031,739	$24,714,638

Shares outstanding[c]	6,000,000	4,200,000	950,000

Net asset value per share	$18.11	$14.29	$26.02

[a]	Securities on loan with values of $1,945,363, $440,204 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $152,373, $28,583 and $18,285, respectively.
[c]	$0.001 par value, number of shares authorized: 100 million, 136.2 million and 200 million, respectively.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2013

	iShares MSCI EMU Index Fund	iShares MSCI France Index Fund	iShares MSCI Germany Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,593,888,644	$517,768,838	$3,688,335,039
Affiliated (Note 2)	17,321,174	814,865	8,180,312

Total cost of investments	$2,611,209,818	$518,583,703	$3,696,515,351

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,375,502,410	$466,088,656	$3,551,761,748
Affiliated (Note 2)	17,321,174	814,865	8,180,312

Total fair value of investments	2,392,823,584	466,903,521	3,559,942,060
Foreign currencies, at value[b]	3,744,631	397,815	6,277,590
Foreign currency pledged to broker, at value[b]	—	—	1,386,606
Receivables:
Investment securities sold	10,569,208	1,866,406	5,732,244
Dividends and interest	1,034,835	1,584	8,781,609
Futures variation margin	—	—	234,506

Total Assets	2,408,172,258	469,169,326	3,582,354,615

LIABILITIES
Payables:
Investment securities purchased	10,801,484	1,935,779	7,751,398
Collateral for securities on loan (Note 5)	17,151,427	807,035	8,000,000
Capital shares redeemed	198,824	—	403,549
Investment advisory fees (Note 2)	959,820	182,648	1,482,170

Total Liabilities	29,111,555	2,925,462	17,637,117

NET ASSETS	$2,379,060,703	$466,243,864	$3,564,717,498

Net assets consist of:
Paid-in capital	$2,789,513,164	$553,831,918	$3,786,593,636
Undistributed (distributions in excess of) net investment income	1,411,293	(377,966)	2,955,227
Accumulated net realized loss	(193,373,977)	(35,520,853)	(87,900,074)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(218,489,777)	(51,689,235)	(136,931,291)

NET ASSETS	$2,379,060,703	$466,243,864	$3,564,717,498

Shares outstanding[c]	71,600,000	19,800,000	144,300,000

Net asset value per share	$33.23	$23.55	$24.70

[a]	Securities on loan with values of $16,262,334, $767,860 and $7,445,912, respectively. See Note 5.
[b]	Cost of foreign currencies including currency at broker, if any: $3,833,055, $406,869 and $7,821,144, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 340.2 million and 382.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2013

	iShares MSCI Italy Capped Index Fund	iShares MSCI Netherlands Investable Market Index Fund	iShares MSCI Spain Capped Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$574,706,251	$170,546,387	$308,470,784
Affiliated (Note 2)	34,027,150	637,567	4,740,624

Total cost of investments	$608,733,401	$171,183,954	$313,211,408

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$551,218,245	$148,991,686	$284,126,866
Affiliated (Note 2)	34,027,150	637,567	4,740,624

Total fair value of investments	585,245,395	149,629,253	288,867,490
Foreign currencies, at value[b]	396,127	131,639	304,366
Receivables:
Investment securities sold	21,708,236	1,791,972	6,412,520
Dividends and interest	26,433	238,552	29,817
Capital shares sold	3,545	—	—

Total Assets	607,379,736	151,791,416	295,614,193

LIABILITIES
Payables:
Investment securities purchased	21,572,405	1,771,335	6,542,939
Collateral for securities on loan (Note 5)	33,889,665	633,447	4,683,207
Capital shares redeemed	—	16,354	—
Investment advisory fees (Note 2)	222,865	64,293	108,071

Total Liabilities	55,684,935	2,485,429	11,334,217

NET ASSETS	$551,694,801	$149,305,987	$284,279,976

Net assets consist of:
Paid-in capital	$679,647,987	$209,296,027	$402,984,096
Undistributed (distributions in excess of) net investment income	(574,082)	70,069	2,505,315
Accumulated net realized loss	(103,883,259)	(38,493,249)	(96,858,740)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(23,495,845)	(21,566,860)	(24,350,695)

NET ASSETS	$551,694,801	$149,305,987	$284,279,976

Shares outstanding[c]	44,100,000	7,350,000	9,450,000

Net asset value per share	$12.51	$20.31	$30.08

[a]	Securities on loan with values of $31,879,020, $600,076 and $4,383,369, respectively. See Note 5.
[b]	Cost of foreign currencies: $404,247, $135,294 and $310,756, respectively.
[c]	$0.001 par value, number of shares authorized: 63.6 million, 255 million and 127.8 million, respectively.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2013

	iShares MSCI Sweden Index Fund	iShares MSCI Switzerland Capped Index Fund	iShares MSCI United Kingdom Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$380,773,698	$632,273,606	$1,434,502,150
Affiliated (Note 2)	12,420	3,516	71,095

Total cost of investments	$380,786,118	$632,277,122	$1,434,573,245

Investments in securities, at fair value (Note 1):
Unaffiliated	$392,888,425	$748,230,387	$1,432,151,666
Affiliated (Note 2)	12,420	3,516	71,095

Total fair value of investments	392,900,845	748,233,903	1,432,222,761
Foreign currencies, at value[a]	133,514	5,532	1,816,908
Foreign currency pledged to broker, at value[a]	—	—	115,130
Receivables:
Investment securities sold	1,966,656	4,454,929	1,340,616
Dividends and interest	—	7,822,436	6,520,854
Futures variation margin	—	—	448,061

Total Assets	395,001,015	760,516,800	1,442,464,330

LIABILITIES
Payables:
Investment securities purchased	1,893,494	3,514,719	1,362,114
Investment advisory fees (Note 2)	153,999	294,232	565,358

Total Liabilities	2,047,493	3,808,951	1,927,472

NET ASSETS	$392,953,522	$756,707,849	$1,440,536,858

Net assets consist of:
Paid-in capital	$420,786,976	$678,644,730	$1,608,102,724
Undistributed (distributions in excess of) net investment income	(749,444)	1,250,115	6,059,879
Accumulated net realized loss	(39,203,584)	(39,253,448)	(171,612,075)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	12,119,574	116,066,452	(2,013,670)

NET ASSETS	$392,953,522	$756,707,849	$1,440,536,858

Shares outstanding[b]	12,075,000	26,125,000	80,200,000

Net asset value per share	$32.54	$28.96	$17.96

[a]	Cost of foreign currencies including currency at broker, if any: $128,667, $5,598 and $1,980,455, respectively.
[b]	$0.001 par value, number of shares authorized: 63.6 million, 318.625 million and 934.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI Austria Capped Investable Market Index Fund	iShares MSCI Belgium Capped Investable Market Index Fund	iShares MSCI Emerging Markets Eastern Europe Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$342,721	$162,092	$72,950
Interest — affiliated (Note 2)	25	10	12
Securities lending income — affiliated (Note 2)	5,072	2,886	—

Total investment income	347,818	164,988	72,962

EXPENSES
Investment advisory fees (Note 2)	230,171	113,491	67,492

Total expenses	230,171	113,491	67,492

Net investment income	117,647	51,497	5,470

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,733,692)	(7,317,228)	(331,493)
In-kind redemptions — unaffiliated	4,675,664	154,799	(954,687)
Foreign currency transactions	6,519	4,415	6,158

Net realized loss	(7,051,509)	(7,158,014)	(1,280,022)

Net change in unrealized appreciation/depreciation on:
Investments	24,399,502	15,329,032	2,392,512
Translation of assets and liabilities in foreign currencies	20,302	418	(462)

Net change in unrealized appreciation/depreciation	24,419,804	15,329,450	2,392,050

Net realized and unrealized gain	17,368,295	8,171,436	1,112,028

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,485,942	$8,222,933	$1,117,498

[a]	Net of foreign withholding tax of $18,083, $28,605 and $12,141, respectively.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI EMU Index Fund	iShares MSCI France Index Fund	iShares MSCI Germany Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$12,756,775	$2,985,422	$12,313,864
Interest — affiliated (Note 2)	499	69	417
Securities lending income — affiliated (Note 2)	197,729	7,638	80,211

Total investment income	12,955,003	2,993,129	12,394,492

EXPENSES
Investment advisory fees (Note 2)	4,622,868	1,122,425	9,439,265

Total expenses	4,622,868	1,122,425	9,439,265

Net investment income	8,332,135	1,870,704	2,955,227

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(25,144,650)	(8,318,344)	(15,035,662)
In-kind redemptions — unaffiliated	21,139,053	—	115,501,762
Futures contracts	—	—	3,336,057
Foreign currency transactions	153,475	41,359	441,610

Net realized gain (loss)	(3,852,122)	(8,276,985)	104,243,767

Net change in unrealized appreciation/depreciation on:
Investments	179,908,333	63,916,311	407,734,113
Futures contracts	—	—	(1,397,952)
Translation of assets and liabilities in foreign currencies	(89,167)	(21,095)	266,838

Net change in unrealized appreciation/depreciation	179,819,166	63,895,216	406,602,999

Net realized and unrealized gain	175,967,044	55,618,231	510,846,766

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$184,299,179	$57,488,935	$513,801,993

[a]	Net of foreign withholding tax of $1,594,006, $522,001 and $2,051,953, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI Italy Capped Index Fund	iShares MSCI Netherlands Investable Market Index Fund	iShares MSCI Spain Capped Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,096,018	$490,237	$5,504,856
Interest — affiliated (Note 2)	86	24	142
Securities lending income — affiliated (Note 2)	35,691	3,084	214,252

Total investment income	2,131,795	493,345	5,719,250

EXPENSES
Investment advisory fees (Note 2)	903,928	318,696	590,581

Total expenses	903,928	318,696	590,581

Net investment income	1,227,867	174,649	5,128,669

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(52,437,263)	(892,079)	(50,881,051)
In-kind redemptions — unaffiliated	16,410,967	2,762,062	14,010,640
Foreign currency transactions	19,237	25,458	93,993

Net realized gain (loss)	(36,007,059)	1,895,441	(36,776,418)

Net change in unrealized appreciation/depreciation on:
Investments	28,974,546	9,463,525	62,983,693
Translation of assets and liabilities in foreign currencies	(9,650)	(15,580)	(9,490)

Net change in unrealized appreciation/depreciation	28,964,896	9,447,945	62,974,203

Net realized and unrealized gain (loss)	(7,042,163)	11,343,386	26,197,785

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,814,296)	$11,518,035	$31,326,454

[a]	Net of foreign withholding tax of $353,180, $85,544 and $309,394, respectively.

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI Sweden Index Fund	iShares MSCI Switzerland Capped Index Fund	iShares MSCI United Kingdom Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$238,077	$3,047,782	$20,379,724
Interest — unaffiliated	—	—	2,736
Interest — affiliated (Note 2)	31	84	469
Securities lending income — affiliated (Note 2)	728	—	69,942

Total investment income	238,836	3,047,866	20,452,871

EXPENSES
Investment advisory fees (Note 2)	944,457	1,707,897	3,630,814

Total expenses	944,457	1,707,897	3,630,814

Net investment income (loss)	(705,621)	1,339,969	16,822,057

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,080,863)	(2,242,884)	(16,566,495)
In-kind redemptions — unaffiliated	6,220,543	15,341,109	—
Futures contracts	—	—	616,847
Foreign currency transactions	8,503	17,254	230,679

Net realized gain (loss)	2,148,183	13,115,479	(15,718,969)

Net change in unrealized appreciation/depreciation on:
Investments	63,212,551	115,576,762	103,083,808
Futures contracts	—	—	415,039
Translation of assets and liabilities in foreign currencies	632	96,144	(255,423)

Net change in unrealized appreciation/depreciation	63,213,183	115,672,906	103,243,424

Net realized and unrealized gain	65,361,366	128,788,385	87,524,455

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,655,745	$130,128,354	$104,346,512

[a]	Net of foreign withholding tax of $42,014, $687,663 and $307,254, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Capped Investable Market Index Fund		iShares MSCI Belgium Capped Investable Market Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$117,647	$1,549,161	$51,497	$841,677
Net realized loss	(7,051,509)	(40,973,628)	(7,158,014)	(3,945,237)
Net change in unrealized appreciation/depreciation	24,419,804	13,231,220	15,329,450	3,067,475

Net increase (decrease) in net assets resulting from operations	17,485,942	(26,193,247)	8,222,933	(36,085)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(467,647)	(1,874,586)	(85,655)	(1,434,412)
Return of capital	—	—	—	(27,668)

Total distributions to shareholders	(467,647)	(1,874,586)	(85,655)	(1,462,080)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	63,451,695	30,854,845	27,080,230	3,661,417
Cost of shares redeemed	(25,562,807)	(86,004,103)	(571,722)	(8,033,134)

Net increase (decrease) in net assets from capital share transactions	37,888,888	(55,149,258)	26,508,508	(4,371,717)

INCREASE (DECREASE) IN NET ASSETS	54,907,183	(83,217,091)	34,645,786	(5,869,882)

NET ASSETS
Beginning of period	53,757,116	136,974,207	25,385,953	31,255,835

End of period	$108,664,299	$53,757,116	$60,031,739	$25,385,953

Distributions in excess of net investment income included in net assets at end of period	$(350,273)	$(273)	$(38,235)	$(4,077)

SHARES ISSUED AND REDEEMED
Shares sold	3,700,000	1,900,000	2,120,000	320,000
Shares redeemed	(1,400,000)	(5,500,000)	(40,000)	(680,000)

Net increase (decrease) in shares outstanding	2,300,000	(3,600,000)	2,080,000	(360,000)

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Eastern Europe Index Fund		iShares MSCI EMU Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,470	$988,863	$8,332,135	$24,981,379
Net realized loss	(1,280,022)	(3,942,137)	(3,852,122)	(64,241,482)
Net change in unrealized appreciation/depreciation	2,392,050	(1,763,369)	179,819,166	3,598,710

Net increase (decrease) in net assets resulting from operations	1,117,498	(4,716,643)	184,299,179	(35,661,393)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(111,949)	(999,697)	(7,862,714)	(26,115,000)

Total distributions to shareholders	(111,949)	(999,697)	(7,862,714)	(26,115,000)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,135,704	3,811,852	1,562,283,756	423,843,438
Cost of shares redeemed	(5,028,621)	(9,705,031)	(153,885,525)	(306,073,712)

Net increase (decrease) in net assets from capital share transactions	3,107,083	(5,893,179)	1,408,398,231	117,769,726

INCREASE (DECREASE) IN NET ASSETS	4,112,632	(11,609,519)	1,584,834,696	55,993,333

NET ASSETS
Beginning of period	20,602,006	32,211,525	794,226,007	738,232,674

End of period	$24,714,638	$20,602,006	$2,379,060,703	$794,226,007

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(30,497)	$75,982	$1,411,293	$941,872

SHARES ISSUED AND REDEEMED
Shares sold	300,000	150,000	49,200,000	14,700,000
Shares redeemed	(200,000)	(400,000)	(4,900,000)	(10,800,000)

Net increase (decrease) in shares outstanding	100,000	(250,000)	44,300,000	3,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI France Index Fund		iShares MSCI Germany Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,870,704	$8,469,659	$2,955,227	$72,991,703
Net realized gain (loss)	(8,276,985)	(46,840,141)	104,243,767	(23,203,349)
Net change in unrealized appreciation/depreciation	63,895,216	21,070,720	406,602,999	56,076,160

Net increase (decrease) in net assets resulting from operations	57,488,935	(17,299,762)	513,801,993	105,864,514

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,200,542)	(8,849,764)	—	(74,836,476)
Return of capital	—	(2,754)	—	—

Total distributions to shareholders	(2,200,542)	(8,852,518)	—	(74,836,476)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,329,969	407,882,087	931,262,856	1,528,900,109
Cost of shares redeemed	—	(337,241,789)	(677,376,419)	(1,531,070,466)

Net increase (decrease) in net assets from capital share transactions	9,329,969	70,640,298	253,886,437	(2,170,357)

INCREASE IN NET ASSETS	64,618,362	44,488,018	767,688,430	28,857,681

NET ASSETS
Beginning of period	401,625,502	357,137,484	2,797,029,068	2,768,171,387

End of period	$466,243,864	$401,625,502	$3,564,717,498	$2,797,029,068

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(377,966)	$(48,128)	$2,955,227	$—

SHARES ISSUED AND REDEEMED
Shares sold	400,000	21,000,000	40,800,000	72,900,000
Shares redeemed	—	(17,400,000)	(27,600,000)	(73,500,000)

Net increase (decrease) in shares outstanding	400,000	3,600,000	13,200,000	(600,000)

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Italy Capped Index Fund		iShares MSCI Netherlands Investable Market Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,227,867	$4,465,523	$174,649	$1,568,827
Net realized gain (loss)	(36,007,059)	(29,842,080)	1,895,441	(20,489,624)
Net change in unrealized appreciation/depreciation	28,964,896	14,197,991	9,447,945	16,001,368

Net increase (decrease) in net assets resulting from operations	(5,814,296)	(11,178,566)	11,518,035	(2,919,429)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,740,109)	(4,578,996)	(263,792)	(1,910,545)
Return of capital	—	(1,125)	—	—

Total distributions to shareholders	(1,740,109)	(4,580,121)	(263,792)	(1,910,545)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	457,253,170	186,146,005	74,025,936	38,973,623
Cost of shares redeemed	(94,215,716)	(118,787,548)	(14,370,733)	(77,487,514)

Net increase (decrease) in net assets from capital share transactions	363,037,454	67,358,457	59,655,203	(38,513,891)

INCREASE (DECREASE) IN NET ASSETS	355,483,049	51,599,770	70,909,446	(43,343,865)

NET ASSETS
Beginning of period	196,211,752	144,611,982	78,396,541	121,740,406

End of period	$551,694,801	$196,211,752	$149,305,987	$78,396,541

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(574,082)	$(61,840)	$70,069	$159,212

SHARES ISSUED AND REDEEMED
Shares sold	34,650,000	15,750,000	3,750,000	2,200,000
Shares redeemed	(7,200,000)	(9,750,000)	(700,000)	(4,500,000)

Net increase (decrease) in shares outstanding	27,450,000	6,000,000	3,050,000	(2,300,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Spain Capped Index Fund		iShares MSCI Sweden Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$5,128,669	$10,200,322	$(705,621)	$9,806,343
Net realized gain (loss)	(36,776,418)	(55,320,695)	2,148,183	(18,580,006)
Net change in unrealized appreciation/depreciation	62,974,203	23,658,799	63,213,183	18,534,408

Net increase (decrease) in net assets resulting from operations	31,326,454	(21,461,574)	64,655,745	9,760,745

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,405,831)	(11,503,970)	—	(9,531,005)
Return of capital	—	—	—	(613,518)

Total distributions to shareholders	(5,405,831)	(11,503,970)	—	(10,144,523)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	138,832,577	226,627,780	13,906,336	141,186,783
Cost of shares redeemed	(75,566,243)	(178,928,842)	(56,440,942)	(99,857,806)

Net increase (decrease) in net assets from capital share transactions	63,266,334	47,698,938	(42,534,606)	41,328,977

INCREASE IN NET ASSETS	89,186,957	14,733,394	22,121,139	40,945,199

NET ASSETS
Beginning of period	195,093,019	180,359,625	370,832,383	329,887,184

End of period	$284,279,976	$195,093,019	$392,953,522	$370,832,383

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,505,315	$2,782,477	$(749,444)	$(43,823)

SHARES ISSUED AND REDEEMED
Shares sold	4,650,000	8,550,000	450,000	5,250,000
Shares redeemed	(2,625,000)	(6,150,000)	(1,950,000)	(3,975,000)

Net increase (decrease) in shares outstanding	2,025,000	2,400,000	(1,500,000)	1,275,000

See notes to financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland Capped Index Fund		iShares MSCI United Kingdom Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,339,969	$14,072,490	$16,822,057	$51,696,487
Net realized gain (loss)	13,115,479	(923,487)	(15,718,969)	(13,950,054)
Net change in unrealized appreciation/depreciation	115,672,906	(15,616,566)	103,243,424	52,432,507

Net increase (decrease) in net assets resulting from operations	130,128,354	(2,467,563)	104,346,512	90,178,940

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(14,947,529)	(20,303,753)	(49,722,633)

Total distributions to shareholders	—	(14,947,529)	(20,303,753)	(49,722,633)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	126,589,389	90,416,035	—	243,232,911
Cost of shares redeemed	(54,579,608)	(42,590,064)	—	(126,527,912)

Net increase in net assets from capital share transactions	72,009,781	47,825,971	—	116,704,999

INCREASE IN NET ASSETS	202,138,135	30,410,879	84,042,759	157,161,306

NET ASSETS
Beginning of period	554,569,714	524,158,835	1,356,494,099	1,199,332,793

End of period	$756,707,849	$554,569,714	$1,440,536,858	$1,356,494,099

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,250,115	$(89,854)	$6,059,879	$9,541,575

SHARES ISSUED AND REDEEMED
Shares sold	4,875,000	3,875,000	—	14,800,000
Shares redeemed	(2,000,000)	(1,875,000)	—	(7,600,000)

Net increase in shares outstanding	2,875,000	2,000,000	—	7,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Capped Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$14.53	$18.76	$17.27	$20.21	$29.78	$37.28

Income from investment operations:
Net investment income[a]	0.02	0.35	0.42	0.43	0.51	0.56
Net realized and unrealized gain (loss)[b]	3.63	(4.09)	1.53	(2.62)	(9.36)	(6.98)

Total from investment operations	3.65	(3.74)	1.95	(2.19)	(8.85)	(6.42)

Less distributions from:
Net investment income	(0.07)	(0.49)	(0.46)	(0.75)	(0.72)	(1.08)

Total distributions	(0.07)	(0.49)	(0.46)	(0.75)	(0.72)	(1.08)

Net asset value, end of period	$18.11	$14.53	$18.76	$17.27	$20.21	$29.78

Total return	25.13%[c]	(19.81)%	10.92%	(11.07)%	(28.52)%	(17.64)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$108,664	$53,757	$136,974	$110,520	$159,666	$193,602
Ratio of expenses to average net assets[d]	0.51%	0.52%	0.52%	0.54%	0.55%	0.52%
Ratio of net investment income to average net assets[d]	0.26%	2.32%	1.95%	2.20%	3.25%	1.57%
Portfolio turnover rate[e]	14%	13%	12%	11%	26%	26%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Capped Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$11.97	$12.60	$11.78	$12.06	$17.64	$25.89

Income from investment operations:
Net investment income[a]	0.02	0.38	0.35	0.19	0.22	0.78
Net realized and unrealized gain (loss)[b]	2.32	(0.33)	0.80	(0.27)	(5.46)	(7.27)

Total from investment operations	2.34	0.05	1.15	(0.08)	(5.24)	(6.49)

Less distributions from:
Net investment income	(0.02)	(0.67)	(0.33)	(0.20)	(0.34)	(1.76)
Return of capital	—	(0.01)	—	—	—	—

Total distributions	(0.02)	(0.68)	(0.33)	(0.20)	(0.34)	(1.76)

Net asset value, end of period	$14.29	$11.97	$12.60	$11.78	$12.06	$17.64

Total return	19.56%[c]	1.11%	9.59%	(0.60)%	(29.15)%	(26.21)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$60,032	$25,386	$31,256	$58,896	$53,042	$119,955
Ratio of expenses to average net assets[d]	0.51%	0.53%	0.52%	0.54%	0.56%	0.52%
Ratio of net investment income to average net assets[d]	0.23%	3.35%	2.56%	1.55%	2.23%	3.32%
Portfolio turnover rate[e]	21%	19%	12%	17%	33%	31%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Eastern Europe Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from Sep. 30, 2009[a] to Aug. 31, 2010
Net asset value, beginning of period	$24.24	$29.28	$25.66	$24.65

Income from investment operations:
Net investment income[b]	0.01	1.01	0.67	0.26
Net realized and unrealized gain (loss)[c]	1.94	(4.92)	3.45	0.89

Total from investment operations	1.95	(3.91)	4.12	1.15

Less distributions from:
Net investment income	(0.17)	(1.13)	(0.50)	(0.13)
Net realized gain	—	—	—	(0.01)

Total distributions	(0.17)	(1.13)	(0.50)	(0.14)

Net asset value, end of period	$26.02	$24.24	$29.28	$25.66

Total return	8.05%[d]	(13.14)%	15.86%	4.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,715	$20,602	$32,212	$12,832
Ratio of expenses to average net assets[e]	0.67%	0.69%	0.68%	0.69%
Ratio of expenses to average net assets prior to waived fees	n/a	n/a	0.68%	n/a
Ratio of net investment income to average net assets[e]	0.05%	3.97%	2.06%	1.05%
Portfolio turnover rate[f]	4%	8%	24%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]
Net asset value, beginning of period	$29.09	$31.55	$30.75	$35.64	$45.97	$57.15

Income from investment operations:
Net investment income[b]	0.15	1.02	1.23	0.80	0.93	1.71
Net realized and unrealized gain (loss)[c]	4.11	(2.38)	0.71	(4.76)	(9.97)	(9.59)

Total from investment operations	4.26	(1.36)	1.94	(3.96)	(9.04)	(7.88)

Less distributions from:
Net investment income	(0.12)	(1.10)	(1.14)	(0.93)	(1.29)	(3.30)

Total distributions	(0.12)	(1.10)	(1.14)	(0.93)	(1.29)	(3.30)

Net asset value, end of period	$33.23	$29.09	$31.55	$30.75	$35.64	$45.97

Total return	14.65%[d]	(3.99)%	5.78%	(11.19)%	(19.05)%	(14.52)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,379,061	$794,226	$738,233	$823,972	$741,270	$1,291,808
Ratio of expenses to average net assets[e,f]	0.51%	0.53%	0.52%	0.54%	0.56%	0.52%
Ratio of net investment income to average net assets[f]	0.92%	3.55%	3.38%	2.29%	3.07%	3.06%
Portfolio turnover rate[g]	2%	7%	8%	5%	8%	27%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$20.70	$22.60	$21.03	$24.28	$30.70	$36.53

Income from investment operations:
Net investment income[a]	0.10	0.59	0.86	0.65	0.66	0.93
Net realized and unrealized gain (loss)[b]	2.86	(1.80)	1.38	(3.30)	(6.13)	(5.17)

Total from investment operations	2.96	(1.21)	2.24	(2.65)	(5.47)	(4.24)

Less distributions from:
Net investment income	(0.11)	(0.69)	(0.67)	(0.60)	(0.95)	(1.59)
Return of capital	—	(0.00)[c]	—	—	—	—

Total distributions	(0.11)	(0.69)	(0.67)	(0.60)	(0.95)	(1.59)

Net asset value, end of period	$23.55	$20.70	$22.60	$21.03	$24.28	$30.70

Total return	14.32%[d]	(5.05)%	10.24%	(10.98)%	(17.11)%	(11.96)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$466,244	$401,626	$357,137	$239,706	$184,511	$227,203
Ratio of expenses to average net assets[e,f]	0.51%	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets[f]	0.86%	2.91%	3.38%	2.71%	3.18%	2.60%
Portfolio turnover rate[g]	1%	6%	6%	6%	6%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$21.34	$21.02	$19.45	$20.86	$27.55	$32.18

Income from investment operations:
Net investment income[a]	0.02	0.56	0.86	0.38	0.58	0.88
Net realized and unrealized gain (loss)[b]	3.34	0.34	1.38	(1.49)	(6.65)	(3.84)

Total from investment operations	3.36	0.90	2.24	(1.11)	(6.07)	(2.96)

Less distributions from:
Net investment income	—	(0.58)	(0.67)	(0.30)	(0.62)	(1.67)

Total distributions	—	(0.58)	(0.67)	(0.30)	(0.62)	(1.67)

Net asset value, end of period	$24.70	$21.34	$21.02	$19.45	$20.86	$27.55

Total return	15.75%[c]	4.55%	10.84%	(5.35)%	(21.62)%	(9.81)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,564,717	$2,797,029	$2,768,171	$1,487,881	$619,638	$669,452
Ratio of expenses to average net assets[d]	0.51%	0.53%	0.51%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets[d]	0.16%	2.72%	3.45%	1.80%	3.18%	2.72%
Portfolio turnover rate[e]	1%	4%	13%	5%	15%	11%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Capped Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$11.78	$13.58	$15.00	$19.05	$25.04	$33.82

Income from investment operations:
Net investment income[a]	0.05	0.41	0.54	0.39	0.47	1.53
Net realized and unrealized gain (loss)[b]	0.74	(1.79)	(1.47)	(3.99)	(5.82)	(7.71)

Total from investment operations	0.79	(1.38)	(0.93)	(3.60)	(5.35)	(6.18)

Less distributions from:
Net investment income	(0.06)	(0.42)	(0.49)	(0.44)	(0.64)	(2.60)
Return of capital	—	(0.00)[c]	—	(0.01)	—	—

Total distributions	(0.06)	(0.42)	(0.49)	(0.45)	(0.64)	(2.60)

Net asset value, end of period	$12.51	$11.78	$13.58	$15.00	$19.05	$25.04

Total return	6.61%[d]	(9.98)%	(6.80)%	(19.11)%	(20.78)%	(19.43)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$551,695	$196,212	$144,612	$76,500	$125,716	$244,154
Ratio of expenses to average net assets[e,f]	0.51%	0.53%	0.51%	0.54%	0.55%	0.52%
Ratio of net investment income to average net assets[f]	0.70%	3.41%	3.15%	2.17%	2.85%	5.06%
Portfolio turnover rate[g]	36%	14%	16%	12%	18%	29%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$18.23	$18.45	$17.89	$18.52	$24.38	$29.75

Income from investment operations:
Net investment income[a]	0.03	0.39	0.48	0.45	0.35	1.10
Net realized and unrealized gain (loss)[b]	2.09	(0.08)	0.55	(0.70)	(5.55)	(4.68)

Total from investment operations	2.12	0.31	1.03	(0.25)	(5.20)	(3.58)

Less distributions from:
Net investment income	(0.04)	(0.53)	(0.47)	(0.38)	(0.66)	(1.79)

Total distributions	(0.04)	(0.53)	(0.47)	(0.38)	(0.66)	(1.79)

Net asset value, end of period	$20.31	$18.23	$18.45	$17.89	$18.52	$24.38

Total return	11.61%[c]	1.96%	5.44%	(1.44)%	(20.59)%	(12.67)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$149,306	$78,397	$121,740	$147,611	$83,351	$209,653
Ratio of expenses to average net assets[d]	0.51%	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets[d]	0.28%	2.21%	2.26%	2.31%	2.24%	3.86%
Portfolio turnover rate[e]	5%	10%	6%	9%	15%	26%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Capped Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$26.28	$35.89	$37.02	$47.65	$50.41	$58.06

Income from investment operations:
Net investment income[a]	0.65	2.12	2.14	1.64	1.75	1.98
Net realized and unrealized gain (loss)[b]	3.88	(8.93)	(1.36)	(10.01)	(2.14)	(7.33)

Total from investment operations	4.53	(6.81)	0.78	(8.37)	(0.39)	(5.35)

Less distributions from:
Net investment income	(0.73)	(2.80)	(1.91)	(2.26)	(2.37)	(2.30)

Total distributions	(0.73)	(2.80)	(1.91)	(2.26)	(2.37)	(2.30)

Net asset value, end of period	$30.08	$26.28	$35.89	$37.02	$47.65	$50.41

Total return	17.29%[c]	(19.36)%	1.78%	(17.91)%	0.64%	(9.76)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$284,280	$195,093	$180,360	$194,362	$278,734	$321,349
Ratio of expenses to average net assets[d]	0.51%	0.53%	0.52%	0.54%	0.56%	0.52%
Ratio of net investment income to average net assets[d]	4.46%	7.60%	5.31%	3.72%	4.70%	3.28%
Portfolio turnover rate[e]	24%	17%	14%	9%	19%	22%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$27.32	$26.82	$24.46	$22.86	$24.48	$34.57

Income from investment operations:
Net investment income (loss)[a]	(0.06)	0.83	1.18	0.48	0.40	0.91
Net realized and unrealized gain (loss)[b]	5.28	0.58	2.22	1.73	(1.56)	(8.63)

Total from investment operations	5.22	1.41	3.40	2.21	(1.16)	(7.72)

Less distributions from:
Net investment income	—	(0.86)	(1.04)	(0.61)	(0.46)	(2.37)
Return of capital	—	(0.05)	—	—	—	—

Total distributions	—	(0.91)	(1.04)	(0.61)	(0.46)	(2.37)

Net asset value, end of period	$32.54	$27.32	$26.82	$24.46	$22.86	$24.48

Total return	19.11%[c]	5.57%	13.40%	9.70%	(4.04)%	(23.16)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$392,954	$370,832	$329,887	$249,491	$190,333	$227,654
Ratio of expenses to average net assets[d]	0.51%	0.53%	0.51%	0.53%	0.55%	0.51%
Ratio of net investment income (loss) to average net assets[d]	(0.38)%	3.17%	3.80%	1.97%	2.34%	2.91%
Portfolio turnover rate[e]	2%	7%	9%	10%	9%	17%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Capped Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$23.85	$24.67	$21.64	$20.71	$23.09	$25.78

Income from investment operations:
Net investment income[a]	0.05	0.63	0.59	0.39	0.25	0.49
Net realized and unrealized gain (loss)[b]	5.06	(0.80)	2.97	0.90	(2.30)	(2.51)

Total from investment operations	5.11	(0.17)	3.56	1.29	(2.05)	(2.02)

Less distributions from:
Net investment income	—	(0.65)	(0.53)	(0.36)	(0.33)	(0.67)

Total distributions	—	(0.65)	(0.53)	(0.36)	(0.33)	(0.67)

Net asset value, end of period	$28.96	$23.85	$24.67	$21.64	$20.71	$23.09

Total return	21.43%[c]	(0.53)%	16.30%	6.35%	(8.63)%	(7.97)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$756,708	$554,570	$524,159	$405,755	$271,855	$366,525
Ratio of expenses to average net assets[d]	0.51%	0.53%	0.52%	0.53%	0.56%	0.52%
Ratio of net investment income to average net assets[d]	0.40%	2.73%	2.35%	1.80%	1.42%	1.93%
Portfolio turnover rate[e]	8%	8%	7%	7%	16%	11%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$16.91	$16.43	$15.01	$15.02	$19.35	$24.73

Income from investment operations:
Net investment income[a]	0.21	0.64	0.54	0.46	0.50	0.83
Net realized and unrealized gain (loss)[b]	1.09	0.46	1.35	(0.03)	(4.26)	(4.89)

Total from investment operations	1.30	1.10	1.89	0.43	(3.76)	(4.06)

Less distributions from:
Net investment income	(0.25)	(0.62)	(0.47)	(0.44)	(0.57)	(1.32)

Total distributions	(0.25)	(0.62)	(0.47)	(0.44)	(0.57)	(1.32)

Net asset value, end of period	$17.96	$16.91	$16.43	$15.01	$15.02	$19.35

Total return	7.71%[c]	6.94%	12.50%	2.87%	(18.68)%	(17.16)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,440,537	$1,356,494	$1,199,333	$930,412	$739,124	$882,502
Ratio of expenses to average net assets[d]	0.51%	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets[d]	2.39%	3.88%	3.07%	2.98%	3.90%	3.64%
Portfolio turnover rate[e]	2%	7%	4%	7%	11%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
Austria Capped Investable Market[a]	Non-diversified
Belgium Capped Investable Market[b]	Non-diversified
Emerging Markets Eastern Europe	Non-diversified
EMU	Diversified
France	Non-diversified
Germany	Non-diversified

iShares MSCI Index Fund	Diversification Classification
Italy Capped[c]	Non-diversified
Netherlands Investable Market	Non-diversified
Spain Capped[d]	Non-diversified
Sweden	Non-diversified
Switzerland Capped[e]	Non-diversified
United Kingdom	Non-diversified

[a]	Formerly the iShares MSCI Austria Investable Market Index Fund.
[b]	Formerly the iShares MSCI Belgium Investable Market Index Fund.
[c]	Formerly the iShares MSCI Italy Index Fund.
[d]	Formerly the iShares MSCI Spain Index Fund.
[e]	Formerly the iShares MSCI Switzerland Index Fund.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported

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amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

NOTES TO FINANCIAL STATEMENTS	79

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iSHARES®, INC.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Austria Capped Investable Market
Assets:
Common Stocks	$107,984,012	$—	$25	$107,984,037
Money Market Funds	2,045,243	—	—	2,045,243

	$110,029,255	$—	$25	$110,029,280

Belgium Capped Investable Market
Assets:
Common Stocks	$59,923,571	$—	$—	$59,923,571
Money Market Funds	488,451	—	—	488,451

	$60,412,022	$—	$—	$60,412,022

Emerging Markets Eastern Europe
Assets:
Common Stocks	$23,816,921	$—	$—	$23,816,921
Preferred Stocks	876,199	—	—	876,199
Money Market Funds	3,799	—	—	3,799

	$24,696,919	$—	$—	$24,696,919

EMU
Assets:
Common Stocks	$2,325,040,398	$—	$8	$2,325,040,406
Preferred Stocks	50,462,004	—	—	50,462,004
Money Market Funds	17,321,174	—	—	17,321,174

	$2,392,823,576	$—	$8	$2,392,823,584

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iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
France
Assets:
Common Stocks	$466,088,656	$—	$—		$466,088,656
Money Market Funds	814,865	—	—		814,865

	$466,903,521	$—	$—		$466,903,521

Germany
Assets:
Common Stocks	$3,302,979,517	$—	$—		$3,302,979,517
Preferred Stocks	248,782,231	—	—		248,782,231
Money Market Funds	8,180,312	—	—		8,180,312
Futures Contracts[a]	234,506	—	—		234,506

	$3,560,176,566	$—	$—		$3,560,176,566

Italy Capped
Assets:
Common Stocks	$551,218,245	$—	$—		$551,218,245
Money Market Funds	34,027,150	—	—		34,027,150

	$585,245,395	$—	$—		$585,245,395

Netherlands Investable Market
Assets:
Common Stocks	$148,991,685	$—	$1		$148,991,686
Warrants	—	—	0	[b]	0	[b]
Money Market Funds	637,567	—	—		637,567

	$149,629,252	$—	$1		$149,629,253

Spain Capped
Assets:
Common Stocks	$284,126,866	$—	$—		$284,126,866
Money Market Funds	4,740,624	—	—		4,740,624

	$288,867,490	$—	$—		$288,867,490

Sweden
Assets:
Common Stocks	$392,888,425	$—	$—		$392,888,425
Money Market Funds	12,420	—	—		12,420

	$392,900,845	$—	$—		$392,900,845

NOTES TO FINANCIAL STATEMENTS	81

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iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Switzerland Capped
Assets:
Common Stocks	$748,230,387	$—	$—	$748,230,387
Money Market Funds	3,516	—	—	3,516

	$748,233,903	$—	$—	$748,233,903

United Kingdom
Assets:
Common Stocks	$1,432,151,666	$—	$—	$1,432,151,666
Money Market Funds	71,095	—	—	71,095
Futures Contracts [a]	448,061	—	—	448,061

	$1,432,670,822	$—	$—	$1,432,670,822

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and

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are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund except for the iShares MSCI Emerging Markets Eastern Europe Index Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to the iShares MSCI Emerging Markets Eastern Europe Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended February 28, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria Capped Investable Market	$2,731
Belgium Capped Investable Market	1,554
EMU	106,470
France	4,113
Germany	43,190

iShares MSCI Index Fund	Securities Lending Agent Fees
Italy Capped	$19,218
Netherlands Investable Market	1,661
Spain Capped	115,366
Sweden	392
United Kingdom	37,661

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BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2013 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria Capped Investable Market	$11,888,050	$11,948,193
Belgium Capped Investable Market	9,336,697	8,978,527
Emerging Markets Eastern Europe	1,050,829	775,966
EMU	41,241,790	33,853,856
France	6,061,954	6,045,386
Germany	39,241,043	28,046,758
Italy Capped	132,862,180	132,650,089
Netherlands Investable Market	6,531,647	6,437,630
Spain Capped	43,367,823	40,963,342
Sweden	6,369,681	7,145,785
Switzerland Capped	52,661,149	54,089,142
United Kingdom	24,583,200	23,323,697

In-kind transactions (see Note 4) for the six months ended February 28, 2013 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria Capped Investable Market	$62,963,305	$25,414,259
Belgium Capped Investable Market	26,737,276	569,711
Emerging Markets Eastern Europe	8,109,925	5,007,320
EMU	1,553,231,748	153,234,243
France	9,147,376	—
Germany	926,029,280	674,060,233
Italy Capped	455,795,774	94,023,769
Netherlands Investable Market	73,763,051	14,336,889
Spain Capped	135,716,793	74,959,929
Sweden	13,899,076	56,342,267
Switzerland Capped	125,582,442	54,150,141

NOTES TO FINANCIAL STATEMENTS	85

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iSHARES®, INC.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

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The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Austria Capped Investable Market	$3,424,334	$—	$—	$9,795,917	$2,587,916	$7,102,366	$16,657,011	$13,826,937	$53,394,481
Belgium Capped Investable Market	3,414,294	33,969	—	—	1,698,444	5,953,120	10,826,174	19,023,517	40,949,518
Emerging Markets Eastern Europe	243,179	—	—	—	—	—	—	204,914	448,093
EMU	16,675,236	1,873,963	—	—	—	26,644,200	68,035,542	30,230,739	143,459,680
France	436,330	—	—	158,472	335,795	3,408,374	7,008,530	2,858,814	14,206,315
Germany	9,227,956	2,241,687	—	4,227,713	3,394,735	27,790,050	28,490,949	32,215,954	107,589,044
Italy Capped	3,331,166	527,327	—	—	472,268	2,743,650	18,169,627	9,459,662	34,703,700
Netherlands Investable Market	3,096,503	129,137	403,525	260,715	1,195,162	5,819,153	22,256,170	2,329,005	35,489,370
Spain Capped	5,225,806	—	—	—	—	5,946,927	15,120,672	8,619,903	34,913,308
Sweden	5,222,903	—	107,613	—	100,015	13,686,746	8,483,510	5,244,977	32,845,764
Switzerland Capped	3,464,888	354,252	—	—	—	2,837,786	22,569,380	6,955,758	36,182,064
United Kingdom	7,758,079	1,517,783	7,063,063	—	261,754	16,140,312	23,559,917	22,514,433	78,815,341

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

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As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Austria Capped Investable Market	$142,945,975	$2,576,525	$(35,493,220)	$(32,916,695)
Belgium Capped Investable Market	62,030,241	6,139,124	(7,757,343)	(1,618,219)
Emerging Markets Eastern Europe	30,336,679	425,306	(6,065,066)	(5,639,760)
EMU	2,633,354,912	119,609,926	(360,141,254)	(240,531,328)
France	524,722,074	33,092,711	(90,911,264)	(57,818,553)
Germany	3,773,447,482	297,837,866	(511,343,288)	(213,505,422)
Italy Capped	636,345,268	6,921,395	(58,021,268)	(51,099,873)
Netherlands Investable Market	172,704,089	9,225,064	(32,299,900)	(23,074,836)
Spain Capped	323,256,183	12,967,237	(47,355,930)	(34,388,693)
Sweden	386,612,583	36,945,548	(30,657,286)	6,288,262
Switzerland Capped	643,756,728	134,179,930	(29,702,755)	104,477,175
United Kingdom	1,486,310,451	132,431,768	(186,519,458)	(54,087,690)

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

88	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the value of futures contracts held by the Funds as of February 28, 2013 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI Germany Index Fund	iShares MSCI United Kingdom Index Fund
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$234,506	$448,061

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended February 28, 2013 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Germany Index Fund	iShares MSCI United Kingdom Index Fund
Equity contracts:
Futures contracts	$3,336,057	$616,847

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Germany Index Fund	iShares MSCI United Kingdom Index Fund
Equity contracts:
Futures contracts	$(1,397,952)	$415,039

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2013:

	iShares MSCI Germany Index Fund	iShares MSCI United Kingdom Index Fund
Average number of contracts purchased	69	108
Average value of contracts purchased	$16,225,759	$10,036,827

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	89

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Austria Capped Investable Market	$0.02496	$—	$0.04484	$0.06980	36%	—%	64%	100%
Belgium Capped Investable Market	0.01862	—	0.00217	0.02079	90	—	10	100
Emerging Markets Eastern Europe	0.17200	—	0.00023	0.17223	100	—	0[a]	100
EMU	0.07032	—	0.05159	0.12191	58	—	42	100
France	0.07941	—	0.03402	0.11343	70	—	30	100
Italy Capped	0.06107	—	0.00064	0.06171	99	—	1	100
Netherlands Investable Market	0.03514	—	0.00075	0.03589	98	—	2	100
Spain Capped	0.69134	—	0.03672	0.72806	95	—	5	100
United Kingdom	0.24543	—	0.00773	0.25316	97	—	3	100

[a]	Rounds to less than 1%.

90	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-82-0213

FEBRUARY 28, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Australia Index Fund | EWA | NYSE Arca
➢	iShares MSCI Hong Kong Index Fund | EWH | NYSE Arca
➢	iShares MSCI Japan Small Cap Index Fund | SCJ | NYSE Arca
➢	iShares MSCI Malaysia Index Fund | EWM | NYSE Arca
➢	iShares MSCI Pacific ex-Japan Index Fund | EPP | NYSE Arca
➢	iShares MSCI Singapore Index Fund | EWS | NYSE Arca
➢	iShares MSCI South Korea Capped Index Fund | EWY | NYSE Arca
➢	iShares MSCI Taiwan Index Fund | EWT | NYSE Arca
➢	iShares MSCI Thailand Capped Investable Market Index Fund | THD | NYSE Arca

Fund Performance Overview

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.91%	20.03%	19.37%	4.71%	5.06%	4.91%	16.37%	16.21%	16.21%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.91%	20.03%	19.37%	25.86%	28.01%	27.05%	355.53%	349.09%	349.18%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Australia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Australia IndexSM (the “Index”). The Index consists of stocks traded primarily on the Australian Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 19.96%, net of fees, while the total return for the Index was 20.20%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	48.73%
Basic Materials	18.78
Consumer Non-Cyclical	11.77
Consumer Cyclical	5.78
Industrial	4.94
Energy	4.45
Utilities	2.29
Communications	1.91
Technology	0.43
Short-Term and Other Net Assets	0.92

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

BHP Billiton Ltd.	11.35%
Commonwealth Bank of Australia	10.32
Westpac Banking Corp.	9.04
Australia and New Zealand Banking Group Ltd.	7.44
National Australia Bank Ltd.	6.69
Woolworths Ltd.	4.10
Wesfarmers Ltd.	3.94
CSL Ltd.	2.87
Rio Tinto Ltd.	2.79
Woodside Petroleum Ltd.	2.36

TOTAL	60.90%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.08%	13.84%	13.51%	4.25%	5.01%	4.78%	13.55%	13.47%	14.23%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.08%	13.84%	13.51%	23.14%	27.71%	26.31%	256.42%	253.92%	278.19%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Hong Kong IndexSM (the “Index”). The Index consists of stocks traded primarily on the Stock Exchange of Hong Kong Limited. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 19.59%, net of fees, while the total return for the Index was 19.92%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	56.40%
Diversified	13.22
Consumer Cyclical	12.82
Utilities	11.90
Industrial	2.98
Communications	1.09
Consumer Non-Cyclical	0.70
Technology	0.70
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

AIA Group Ltd.	14.18%
Sun Hung Kai Properties Ltd.	6.46
Hutchison Whampoa Ltd.	6.42
Cheung Kong (Holdings) Ltd.	6.18
Hong Kong Exchanges and Clearing Ltd.	4.82
CLP Holdings Ltd.	4.28
Hong Kong and China Gas Co. Ltd. (The)	4.08
Power Assets Holdings Ltd.	3.54
Wharf (Holdings) Ltd. (The)	3.48
BOC Hong Kong (Holdings) Ltd.	3.46

TOTAL	56.90%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.77%	5.76%	6.01%	1.80%	1.83%	2.08%	1.38%	1.29%	1.68%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.77%	5.76%	6.01%	9.31%	9.49%	10.83%	7.36%	6.87%	9.02%

Total returns for the period since inception are calculated from the inception date of the Fund (12/20/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/21/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

The iShares MSCI Japan Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan Small Cap IndexSM (the “Index”). The Index targets 40% of the eligible small-cap universe within each industry group in the MSCI Japan Index, which consists of stocks traded primarily on the Tokyo Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 11.68%, net of fees, while the total return for the Index was 11.97%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Industrial	25.02%
Consumer Cyclical	23.17
Financial	19.60
Consumer Non-Cyclical	13.73
Basic Materials	9.98
Technology	4.19
Communications	3.59
Utilities	0.20
Energy	0.19
Diversified	0.06
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

United Urban Investment Corp.	0.67%
Advance Residence Investment Corp.	0.64
Anritsu Corp.	0.63
Yokohama Rubber Co. Ltd. (The)	0.60
Tokyo Tatemono Co. Ltd.	0.60
Nippon Kayaku Co. Ltd.	0.50
Misumi Group Inc.	0.49
Kawasaki Kisen Kaisha Ltd.	0.48
Dowa Holdings Co. Ltd.	0.47
Sawai Pharmaceutical Co. Ltd.	0.46

TOTAL	5.54%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.97%	1.32%	1.49%	6.02%	6.52%	6.53%	14.19%	14.46%	14.90%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.97%	1.32%	1.49%	33.93%	37.13%	37.18%	276.83%	286.08%	300.91%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Malaysia IndexSM (the “Index”). The Index consists of stocks traded primarily on the Kuala Lumpur Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 1.61%, net of fees, while the total return for the Index was 1.87%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	30.84%
Consumer Non-Cyclical	12.91
Communications	12.50
Consumer Cyclical	11.45
Diversified	10.06
Utilities	8.26
Industrial	5.78
Basic Materials	4.39
Energy	3.53
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Malayan Banking Bhd	9.54%
CIMB Group Holdings Bhd	8.59
Sime Darby Bhd	6.15
Genting Bhd	4.80
Tenaga Nasional Bhd	4.74
Petronas Chemicals Group Bhd	4.39
Public Bank Bhd Foreign	4.21
Axiata Group Bhd	4.04
IOI Corp. Bhd	3.89
Maxis Communications Bhd	3.54

TOTAL	53.89%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.46%	17.33%	17.00%	4.82%	5.30%	5.02%	15.69%	15.47%	15.75%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.46%	17.33%	17.00%	26.55%	29.49%	27.76%	329.47%	321.24%	331.64%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Pacific ex-Japan IndexSM (the “Index”). The Index consists of stocks from Australia, Hong Kong, New Zealand and Singapore. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 18.10%, net of fees, while the total return for the Index was 18.46%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	49.88%
Basic Materials	12.13
Consumer Non-Cyclical	8.87
Consumer Cyclical	8.08
Industrial	5.60
Utilities	4.13
Diversified	3.91
Communications	3.46
Energy	2.87
Technology	0.43
Short-Term and Other Net Assets	0.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

BHP Billiton Ltd. (Australia)	7.33%
Commonwealth Bank of Australia (Australia)	6.67
Westpac Banking Corp. (Australia)	5.85
Australia and New Zealand Banking Group Ltd. (Australia)	4.82
National Australia Bank Ltd. (Australia)	4.32
AIA Group Ltd. (Hong Kong)	3.13
Woolworths Ltd. (Australia)	2.65
Wesfarmers Ltd. (Australia)	2.54
CSL Ltd. (Australia)	1.85
Rio Tinto Ltd. (Australia)	1.80

TOTAL	40.96%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.43%	10.31%	10.87%	5.93%	6.39%	6.07%	16.75%	16.75%	16.67%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.43%	10.31%	10.87%	33.38%	36.31%	34.29%	370.68%	370.31%	367.46%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Singapore Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Singapore IndexSM (the “Index”). The Index consists of stocks traded primarily on the Singapore Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 7.65%, net of fees, while the total return for the Index was 7.94%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	47.15%
Communications	14.28
Consumer Cyclical	11.26
Industrial	9.72
Consumer Non-Cyclical	8.70
Diversified	8.65
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Singapore Telecommunications Ltd.	10.71%
DBS Group Holdings Ltd.	10.66
Oversea-Chinese Banking Corp. Ltd.	10.09
United Overseas Bank Ltd.	9.28
Keppel Corp. Ltd.	6.84
CapitaLand Ltd.	3.91
Genting Singapore PLC	3.70
Fraser and Neave Ltd.	3.34
Jardine Cycle & Carriage Ltd.	3.03
Singapore Exchange Ltd.	2.68

TOTAL	64.24%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA CAPPED INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.31%	3.66%	5.65%	2.25%	2.68%	2.86%	14.88%	14.56%	16.02%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.31%	3.66%	5.65%	11.78%	14.12%	15.16%	300.29%	289.28%	341.77%

Index performance through February 11, 2013 reflects the performance of the MSCI Korea IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Korea 25/50 Index.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED INDEX FUND

The iShares MSCI South Korea Capped Index Fund (the “Fund”), formerly the iShares MSCI South Korea Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Korea 25/50 Index (the “Index”). The Index is a free-float adjusted market capitalization-weighted index and consists of stocks traded primarily on the Stock Market Division of the Korean Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 11.98%, net of fees, while the total return for the Index was 13.20%*.

*	Index performance through February 11, 2013 reflects the performance of the MSCI Korea IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Korea 25/50 Index.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Technology	25.44%
Consumer Cyclical	19.92
Financial	14.20
Industrial	13.73
Basic Materials	9.18
Consumer Non-Cyclical	5.93
Communications	4.49
Energy	3.93
Utilities	1.70
Diversified	0.69
Short-Term and Other Net Assets	0.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd.	21.90%
Hyundai Motor Co.	5.30
POSCO	3.68
Hyundai Mobis Co. Ltd.	3.42
Shinhan Financial Group Co. Ltd.	2.50
KB Financial Group Inc.	2.42
Kia Motors Corp.	2.38
SK Hynix Inc.	2.24
LG Chem Ltd.	2.20
NHN Corp.	1.77

TOTAL	47.81%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.03%	1.26%	0.28%	0.66%	1.00%	1.11%	8.18%	8.38%	8.95%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.03%	1.26%	0.28%	3.32%	5.10%	5.69%	119.61%	123.68%	135.57%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Taiwan IndexSM (the “Index”). The Index consists of stocks traded primarily on the Taiwan Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 9.33%, net of fees, while the total return for the Index was 9.53%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Technology	37.63%
Industrial	19.05
Financial	16.17
Basic Materials	10.70
Communications	6.80
Consumer Cyclical	6.40
Consumer Non-Cyclical	2.27
Energy	0.77
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	20.91%
Hon Hai Precision Industry Co. Ltd.	6.64
MediaTek Inc.	3.11
Chunghwa Telecom Co. Ltd.	2.88
China Steel Corp.	2.49
Formosa Plastics Corp.	2.44
Nan Ya Plastics Corp.	2.21
Cathay Financial Holding Co. Ltd.	2.16
ASUSTeK Computer Inc.	1.99
Formosa Chemicals & Fibre Corp.	1.89

TOTAL	46.72%

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI THAILAND CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.45%	27.83%	27.77%	15.79%	15.69%	16.30%	105.98%	105.13%	110.52%

Index performance through February 11, 2013 reflects the performance of the MSCI Thailand Investable Market IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Thailand IMI 25/50 Index.

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview (Continued)

iSHARES® MSCI THAILAND CAPPED INVESTABLE MARKET INDEX FUND

The iShares MSCI Thailand Capped Investable Market Index Fund (the “Fund”), formerly the iShares MSCI Thailand Investable Market Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Thailand IMI 25/50 Index (the “Index”). The Index is a free-float adjusted market capitalization-weighted index and consists of stocks traded primarily on the Stock Exchange of Thailand (SET). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 28.63%, net of fees, while the total return for the Index was 28.82%*.

*

Index performance through February 11, 2013 reflects the performance of the MSCI Thailand Investable Market IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Thailand IMI 25/50 Index.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	39.83%
Energy	16.05
Consumer Cyclical	9.34
Communications	9.27
Consumer Non-Cyclical	6.70
Industrial	6.08
Basic Materials	6.01
Diversified	4.50
Utilities	1.74
Technology	0.29
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Siam Commercial Bank PCL NVDR	7.61%
PTT PCL NVDR	7.32
Kasikornbank PCL Foreign	6.54
Advanced Information Service PCL NVDR	5.82
CP All PCL NVDR	5.05
PTT Exploration & Production PCL NVDR	5.03
Bangkok Bank PCL Foreign	5.02
Kasikornbank PCL NVDR	3.93
Siam Cement PCL Foreign	3.38
Bangkok Bank PCL NVDR	3.24

TOTAL	52.94%

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Australia
Actual	$1,000.00	$1,199.60	0.51%	$2.78
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Hong Kong
Actual	1,000.00	1,195.90	0.51	2.78
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Japan Small Cap
Actual	1,000.00	1,116.80	0.51	2.68
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Malaysia
Actual	1,000.00	1,016.10	0.52	2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61

SHAREHOLDER EXPENSES	19

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares Index Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Pacific ex-Japan
Actual	$1,000.00	$1,181.00	0.50%	$2.70
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.50	2.51
Singapore
Actual	1,000.00	1,076.50	0.51	2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
South Korea Capped
Actual	1,000.00	1,119.80	0.60	3.15
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01
Taiwan
Actual	1,000.00	1,093.30	0.60	3.11
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01
Thailand Capped Investable Market
Actual	1,000.00	1,286.30	0.60	3.40
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.08%

AIRLINES — 0.18%
Qantas Airways Ltd.[a]	2,773,316	$4,670,455

		4,670,455
BANKS — 33.88%
Australia and New Zealand Banking Group Ltd.	6,774,222	199,176,348
Bendigo and Adelaide Bank Ltd.	1,015,664	10,325,075
Commonwealth Bank of Australia	4,009,798	276,145,408
National Australia Bank Ltd.	5,786,222	178,894,068
Westpac Banking Corp.	7,678,242	241,870,664

		906,411,563
BEVERAGES — 1.12%
Coca-Cola Amatil Ltd.	1,424,202	21,126,808
Treasury Wine Estates Ltd.	1,611,922	8,746,087

		29,872,895
BIOTECHNOLOGY — 2.87%
CSL Ltd.	1,249,820	76,770,192

		76,770,192
BUILDING MATERIALS — 0.79%
Boral Ltd.	1,909,310	10,105,572
James Hardie Industries SE	1,095,692	10,992,803

		21,098,375
CHEMICALS — 0.50%
Incitec Pivot Ltd.	4,058,704	13,420,967

		13,420,967
COAL — 0.12%
Whitehaven Coal Ltd.	1,139,164	3,265,413

		3,265,413
COMMERCIAL SERVICES — 2.07%
Brambles Ltd.	3,877,900	34,737,500
Transurban Group	3,278,184	20,673,211

		55,410,711
COMPUTERS — 0.43%
Computershare Ltd.	1,107,548	11,542,616

		11,542,616
DIVERSIFIED FINANCIAL SERVICES — 1.77%
ASX Ltd.	436,202	16,277,177
Macquarie Group Ltd.	802,750	30,998,873

		47,276,050

Security	Shares	Value

ELECTRIC — 2.29%
AGL Energy Ltd.	1,370,850	$22,370,318
Origin Energy Ltd.	2,723,916	33,937,371
SP AusNet	4,158,986	5,066,736

		61,374,425
ENGINEERING & CONSTRUCTION — 0.92%
Leighton Holdings Ltd.	377,910	9,134,363
Sydney Airport	461,396	1,497,362
WorleyParsons Ltd.	514,254	14,025,095

		24,656,820
ENTERTAINMENT — 0.64%
Tabcorp Holdings Ltd.	1,829,282	5,955,273
Tatts Group Ltd.	3,451,578	11,272,034

		17,227,307
FOOD — 4.45%
Metcash Ltd.	2,193,854	9,163,508
Woolworths Ltd.	3,070,704	109,807,106

		118,970,614
HEALTH CARE — PRODUCTS — 0.39%
Cochlear Ltd.	142,272	10,317,914

		10,317,914
HEALTH CARE — SERVICES — 0.88%
Ramsay Health Care Ltd.	328,016	10,786,101
Sonic Healthcare Ltd.	936,624	12,877,608

		23,663,709
INSURANCE — 5.57%
AMP Ltd.	7,302,308	40,967,042
Insurance Australia Group Ltd.	5,180,578	30,177,579
QBE Insurance Group Ltd.	2,982,278	40,850,572
Suncorp Group Ltd.	3,206,060	36,990,437

		148,985,630
IRON & STEEL — 0.63%
Fortescue Metals Group Ltd.	3,491,592	16,871,721

		16,871,721
LEISURE TIME — 0.17%
Flight Centre Ltd.[b]	137,332	4,569,293

		4,569,293
LODGING — 0.73%
Crown Ltd.	998,374	12,275,245
Echo Entertainment Group Ltd.	1,851,018	7,125,124

		19,400,369

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2013

Security	Shares	Value

MANUFACTURING — 0.38%
ALS Ltd.	850,668	$10,197,903

		10,197,903
METAL FABRICATE & HARDWARE — 0.17%
Sims Metal Management Ltd.	409,526	4,565,657

		4,565,657
MINING — 17.65%
Alumina Ltd.[a]	6,309,368	7,977,131
BHP Billiton Ltd.	8,003,294	303,728,301
Iluka Resources Ltd.	1,043,328	11,236,486
Newcrest Mining Ltd.	1,908,322	44,269,587
Orica Ltd.	910,936	25,468,506
OZ Minerals Ltd.	755,820	4,921,182
Rio Tinto Ltd.	1,085,812	74,532,780

		472,133,973
OIL & GAS — 3.84%
Caltex Australia Ltd.	336,414	6,870,856
Santos Ltd.	2,394,912	32,878,519
Woodside Petroleum Ltd.	1,642,550	63,058,520

		102,807,895
PACKAGING & CONTAINERS — 1.06%
Amcor Ltd.	3,006,978	28,321,222

		28,321,222
PIPELINES — 0.48%
APA Group	2,050,594	12,910,668

		12,910,668
REAL ESTATE — 0.55%
Lend Lease Group	1,359,982	14,827,798

		14,827,798
REAL ESTATE INVESTMENT TRUSTS — 6.96%
CFS Retail Property Trust Group	4,947,410	10,585,664
Dexus Property Group	11,455,366	12,782,899
Federation Centres	3,377,478	8,471,348
Goodman Group	4,240,496	20,186,616
GPT Group	3,522,220	14,171,080
Mirvac Group	8,536,320	14,332,054
Stockland Corp. Ltd.	5,488,834	21,128,168
Westfield Group	5,325,814	61,065,782
Westfield Retail Trust	7,230,184	23,538,044

		186,261,655

Security	Shares	Value

RETAIL — 4.06%
Harvey Norman Holdings Ltd.[b]	1,317,004	$3,357,224
Wesfarmers Ltd.	2,508,532	105,369,536

		108,726,760
TELECOMMUNICATIONS — 1.91%
Telstra Corp. Ltd.	10,852,192	50,994,585

		50,994,585
TRANSPORTATION — 1.62%
Asciano Ltd.	2,430,480	13,884,177
Aurizon Holdings Ltd.	4,527,016	18,677,166
Toll Holdings Ltd.	1,702,324	10,770,221

		43,331,564

TOTAL COMMON STOCKS
(Cost: $2,344,522,414)		2,650,856,719

INVESTMENT COMPANIES — 0.00%

REAL ESTATE — 0.00%
BGP Holdings PLC[a,c]	18,888,372	247

		247

TOTAL INVESTMENT COMPANIES
(Cost: $0)		247

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	4,010,922	4,010,922
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	290,404	290,404
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	270,237	270,237

		4,571,563

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,571,563)		4,571,563

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.25%
(Cost: $2,349,093,977)	$2,655,428,529
Other Assets, Less Liabilities — 0.75%	19,986,467

NET ASSETS — 100.00%	$2,675,414,996

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of February 28, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
170	ASX SPI 200 Index (Mar. 2013)	Sydney Futures	$22,124,517	$865,094

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

AIRLINES — 0.62%
Cathay Pacific Airways Ltd.[a]	11,685,000	$21,818,449

		21,818,449
APPAREL — 0.67%
Yue Yuen Industrial (Holdings) Ltd.[a]	7,011,000	23,686,880

		23,686,880
BANKS — 8.51%
Bank of East Asia Ltd. (The)[a]	11,685,010	47,765,568
BOC Hong Kong (Holdings) Ltd.	36,223,500	122,148,659
Hang Seng Bank Ltd.[a]	7,244,700	117,150,606
Wing Hang Bank Ltd.[a]	1,168,500	12,966,005

		300,030,838
DISTRIBUTION & WHOLESALE — 2.13%
Li & Fung Ltd.[a]	56,088,000	75,219,405

		75,219,405
DIVERSIFIED FINANCIAL SERVICES — 4.82%
Hong Kong Exchanges and Clearing Ltd.[a]	9,441,000	169,831,718

		169,831,718
ELECTRIC — 7.82%
CLP Holdings Ltd.[a]	17,527,700	150,869,968
Power Assets Holdings Ltd.	14,022,000	125,034,179

		275,904,147
ENGINEERING & CONSTRUCTION — 0.87%
Cheung Kong Infrastructure Holdings Ltd.	4,674,000	30,648,291

		30,648,291
FOOD — 0.70%
First Pacific Co. Ltd.	18,696,000	24,735,612

		24,735,612
GAS — 4.08%
Hong Kong and China Gas Co. Ltd. (The)	51,414,958	143,871,847

		143,871,847
HOLDING COMPANIES — DIVERSIFIED — 13.23%
Hutchison Whampoa Ltd.[a]	21,033,800	226,616,117
NWS Holdings Ltd.	14,022,000	26,688,423
Swire Pacific Ltd. Class A	7,011,000	90,498,346
Wharf (Holdings) Ltd. (The)	14,022,150	122,594,476

		466,397,362

Security	Shares	Value

INSURANCE — 14.18%
AIA Group Ltd.	115,447,800	$500,209,041

		500,209,041
LODGING — 9.39%
Galaxy Entertainment Group Ltd.[b]	18,696,000	78,474,090
MGM China Holdings Ltd.[a]	9,348,000	22,589,930
Sands China Ltd.[a]	23,370,000	111,352,444
Shangri-La Asia Ltd.	14,022,000	32,691,510
SJM Holdings Ltd.	18,696,000	46,722,823
Wynn Macau Ltd.[a,b]	14,956,800	39,441,970

		331,272,767
REAL ESTATE — 25.53%
Cheung Kong (Holdings) Ltd.[a]	14,022,000	218,063,947
Hang Lung Properties Ltd.	21,033,000	81,502,756
Henderson Land Development Co. Ltd.[a]	9,348,332	65,035,753
Hopewell Holdings Ltd.[a]	5,842,742	25,541,301
Hysan Development Co. Ltd.[a]	7,011,000	36,072,768
Kerry Properties Ltd.[a]	7,011,000	36,072,767
New World Development Co. Ltd.[a]	35,055,800	64,552,741
Sino Land Co. Ltd.[a]	28,044,000	50,990,077
Sun Hung Kai Properties Ltd.	14,714,000	227,687,189
Swire Properties Ltd.	11,685,000	43,697,170
Wheelock and Co. Ltd.	9,348,357	51,052,299

		900,268,768
REAL ESTATE INVESTMENT TRUSTS — 3.36%
Link REIT (The)[a]	22,201,500	118,667,953

		118,667,953
SEMICONDUCTORS — 0.70%
ASM Pacific Technology Ltd.[a]	1,869,600	24,639,177

		24,639,177
TELECOMMUNICATIONS — 1.09%
HKT Trust and HKT Ltd.	21,033,000	20,558,765
PCCW Ltd.[a]	37,392,000	17,792,282

		38,351,047
TRANSPORTATION — 2.11%
MTR Corp. Ltd.	14,022,083	57,861,423
Orient Overseas International Ltd.[a]	2,337,200	16,470,722

		74,332,145

TOTAL COMMON STOCKS
(Cost: $3,152,798,725)		3,519,885,447

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.21%

MONEY MARKET FUNDS — 2.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	67,678,969	$67,678,969
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	4,900,181	4,900,181
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	5,320,096	5,320,096

		77,899,246

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,899,246)		77,899,246

TOTAL INVESTMENTS IN SECURITIES — 102.02%
(Cost: $3,230,697,971)		3,597,784,693
Other Assets, Less Liabilities — (2.02)%		(71,207,153)

NET ASSETS — 100.00%		$3,526,577,540

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of February 28, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
41	Hang Seng Index (Mar. 2013)	Hong Kong Futures	$6,072,664	$63,709

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.73%

ADVERTISING — 0.31%
Asatsu-DK Inc.	3,600	$91,697
Moshi Moshi Hotline Inc.	6,000	85,194

		176,891
AGRICULTURE — 0.23%
Hokuto Corp.	3,600	68,480
Sakata Seed Corp.	4,800	63,785

		132,265
AIRLINES — 0.02%
Skymark Airlines Inc.[a]	3,600	13,462

		13,462
APPAREL — 1.10%
Atsugi Co. Ltd.	24,000	29,655
Daidoh Ltd.	3,600	26,143
Descente Ltd.	12,000	75,439
Gunze Ltd.	24,000	61,132
Japan Wool Textile Co. Ltd. (The)	12,000	85,324
Nagaileben Co. Ltd.	2,400	31,346
Onward Holdings Co. Ltd.	12,000	92,088
Sanyo Shokai Ltd.	12,000	34,858
TSI Holdings Co. Ltd.	10,800	55,370
Wacoal Holdings Corp.	12,000	125,905

		617,260
AUTO MANUFACTURERS — 0.48%
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,600	37,850
Nissan Shatai Co. Ltd.	12,000	146,976
ShinMaywa Industries Ltd.	12,000	87,925

		272,751
AUTO PARTS & EQUIPMENT — 4.21%
Aisan Industry Co. Ltd.	3,600	35,118
Akebono Brake Industry Co. Ltd.[b]	9,600	42,558
Calsonic Kansei Corp.	24,000	108,736
Exedy Corp.	3,600	76,558
FCC Co. Ltd.	4,800	107,383
Futaba Industrial Co. Ltd.[a]	8,400	35,781
Kayaba Industry Co. Ltd.	24,000	102,493
Keihin Corp.	6,000	89,941
Musashi Seimitsu Industry Co. Ltd.	3,600	76,675
Nidec-Tosok Corp.	1,200	8,038
Nifco Inc.	6,000	123,824

Security	Shares	Value

Nippon Seiki Co. Ltd.	4,000	$55,972
Nissin Kogyo Co. Ltd.	6,000	96,770
Press Kogyo Co. Ltd.	12,000	59,441
Riken Corp.	12,000	47,995
Sanden Corp.	12,000	47,995
Sanoh Industrial Co. Ltd.	3,600	25,129
Showa Corp.	7,200	77,026
T.RAD Co. Ltd.	12,000	31,736
Tachi-S Co. Ltd.	3,600	57,945
Taiho Kogyo Co. Ltd.	2,400	31,424
Takata Corp.	4,800	86,989
Tokai Rika Co. Ltd.	7,200	129,001
Topre Corp.	6,000	57,230
Toyo Tire & Rubber Co. Ltd.	24,000	99,371
TPR Co. Ltd.	2,400	31,346
TS Tech Co. Ltd.	6,000	147,041
Unipres Corp.	4,800	107,592
Yokohama Rubber Co. Ltd. (The)	36,000	339,085
Yorozu Corp.	2,400	38,006

		2,374,199
BANKS — 7.51%
77 Bank Ltd. (The)	48,000	226,837
Aichi Bank Ltd. (The)	1,200	66,985
Awa Bank Ltd. (The)	24,000	143,334
Bank of Nagoya Ltd. (The)	24,000	94,169
Bank of Saga Ltd. (The)	24,000	57,750
Bank of the Ryukyus Ltd.	4,800	63,681
Chiba Kogyo Bank Ltd. (The)[a]	4,800	40,477
Daishi Bank Ltd. (The)	48,000	176,891
Eighteenth Bank Ltd. (The)	24,000	65,294
Higashi-Nippon Bank Ltd. (The)	24,000	62,953
Higo Bank Ltd. (The)	24,000	146,456
Hokkoku Bank Ltd. (The)	36,000	143,204
Hokuetsu Bank Ltd. (The)	36,000	83,893
Hyakugo Bank Ltd. (The)	36,000	159,983
Hyakujushi Bank Ltd. (The)	36,000	141,253
Juroku Bank Ltd. (The)	48,000	179,493
Kagoshima Bank Ltd. (The)	12,000	76,219
Kansai Urban Banking Corp.	36,000	46,824
Keiyo Bank Ltd. (The)	36,000	189,248
Kiyo Holdings Inc.	84,000	126,555
Mie Bank Ltd. (The)	12,000	27,964
Minato Bank Ltd. (The)	24,000	43,703

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Miyazaki Bank Ltd. (The)	24,000	$70,236
Musashino Bank Ltd. (The)	3,600	127,791
Nanto Bank Ltd. (The)	36,000	160,763
North Pacific Bank Ltd.[a]	44,400	147,743
Ogaki Kyoritsu Bank Ltd. (The)	36,000	117,841
Oita Bank Ltd. (The)	24,000	87,665
San-in Godo Bank Ltd. (The)	24,000	200,824
Senshu Ikeda Holdings Inc.	27,600	148,082
Shiga Bank Ltd. (The)	36,000	209,928
Tochigi Bank Ltd. (The)	12,000	48,775
Toho Bank Ltd. (The)	24,000	74,138
Tokyo Tomin Bank Ltd. (The)	4,800	48,281
TOMONY Holdings Inc.	16,800	75,933
Towa Bank Ltd. (The)	36,000	40,581
Tsukuba Bank Ltd. (The)	10,800	43,781
Yachiyo Bank Ltd. (The)	2,400	59,519
Yamagata Bank Ltd. (The)	24,000	107,436
Yamanashi Chuo Bank Ltd. (The)	24,000	101,452

		4,233,935
BEVERAGES — 1.47%
Coca-Cola Central Japan Co. Ltd.	2,400	33,297
Dydo Drinco Inc.	1,200	51,962
ITO EN Ltd.	7,200	146,482
Kagome Co. Ltd.	10,800	200,525
KEY Coffee Inc.	1,200	20,056
Mikuni Coca-Cola Bottling Co. Ltd.	3,600	38,669
Sapporo Holdings Ltd.	36,000	126,035
Takara Holdings Inc.	24,000	210,709

		827,735
BIOTECHNOLOGY — 0.28%
JCR Pharmaceuticals Co. Ltd.	1,200	27,158
OncoTherapy Science Inc.[a]	24	53,692
Takara Bio Inc.	4,800	74,814

		155,664
BUILDING MATERIALS — 2.05%
Central Glass Co. Ltd.	24,000	79,081
Chofu Seisakusho Co. Ltd.	2,400	50,726
Cleanup Corp.	2,400	16,649
Endo Lighting Corp.	1,200	35,053
Fujitec Co. Ltd.	12,000	98,071
Nice Holdings Inc.	12,000	30,696
Nichias Corp.	12,000	63,993

Security	Shares	Value

Nichiha Corp.	2,400	$34,416
Nippon Sheet Glass Co. Ltd.	120,000	152,179
Noritz Corp.	3,600	67,700
Okabe Co. Ltd.	4,800	37,355
Sankyo Tateyama Inc.[a]	3,900	75,159
Sanwa Holdings Corp.	36,000	184,955
Sumitomo Osaka Cement Co. Ltd.	48,000	144,114
Takara Standard Co. Ltd.	12,000	87,145

		1,157,292
CHEMICALS — 6.51%
Adeka Corp.	12,000	106,005
Aica Kogyo Co. Ltd.	7,200	120,416
C. Uyemura & Co. Ltd.	1,200	43,768
Chugoku Marine Paints Ltd.	12,000	65,554
Dai Nippon Toryo Co. Ltd.	12,000	21,981
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,000	57,099
Daiso Co. Ltd.	12,000	34,728
DIC Corp.	96,000	193,540
Earth Chemical Co. Ltd.	2,400	78,951
Fujimi Inc.	2,400	36,289
Ishihara Sangyo Kaisha Ltd.[a]	48,000	43,703
Kinugawa Rubber Industrial Co. Ltd.	2,000	9,733
Kureha Corp.	12,000	43,442
Lintec Corp.	6,000	105,354
New Japan Chemical Co. Ltd.	3,600	9,989
Nihon Nohyaku Co. Ltd.	12,000	75,829
Nihon Parkerizing Co. Ltd.	5,000	81,996
Nippon Carbon Co. Ltd.	12,000	24,192
Nippon Kayaku Co. Ltd.	24,000	280,425
Nippon Paint Co. Ltd.	24,000	228,138
Nippon Shokubai Co. Ltd.	15,000	140,147
Nippon Soda Co. Ltd.	24,000	110,557
Nippon Synthetic Chemical Industry Co. Ltd. (The)	12,000	95,339
Nissan Chemical Industries Ltd.	18,000	230,219
NOF Corp.	24,000	114,719
S.T. Corp.	1,200	12,955
Sakai Chemical Industry Co. Ltd.	12,000	36,679
Sanyo Chemical Industries Ltd.	6,000	32,647
Stella Chemifa Corp.	1,200	23,178
Sumitomo Bakelite Co. Ltd.	24,000	99,111
Taiyo Holdings Co. Ltd.	2,400	70,887

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Takasago International Corp.	12,000	$65,684
Toagosei Co. Ltd.	24,000	97,811
Tokai Carbon Co. Ltd.	24,000	83,503
Tokuyama Corp.[b]	48,000	121,223
Tokyo Ohka Kogyo Co. Ltd.	6,000	123,174
Tosoh Corp.	72,000	196,662
Toyo Ink SC Holdings Co. Ltd.	24,000	104,054
Zeon Corp.	24,000	251,810

		3,671,491
COAL — 0.08%
Mitsui Matsushima Co. Ltd.	24,000	46,044

		46,044
COMMERCIAL SERVICES — 1.51%
AEON Delight Co. Ltd.	2,400	42,688
Duskin Co. Ltd.	7,200	142,736
Future Architect Inc.	48	19,874
GMO Payment Gateway Inc.	737	14,770
Kyodo Printing Co. Ltd.	12,000	32,777
Kyoritsu Maintenance Co. Ltd.	1,200	32,049
Meitec Corp.	4,800	125,385
Nichii Gakkan Co.	6,000	57,555
Nihon M&A Center Inc.	1,200	43,507
Nishio Rent All Co. Ltd.	2,400	36,601
Pasona Group Inc.	36	17,052
Pronexus Inc.	3,600	22,163
Sohgo Security Services Co. Ltd.	8,400	113,445
Temp Holdings Co. Ltd.	3,600	54,706
Toppan Forms Co. Ltd.	7,200	62,588
Weathernews Inc.	1,200	30,709

		848,605
COMPUTERS — 1.53%
DTS Corp.	3,600	55,487
Ines Corp.	3,600	27,002
Information Services International-Dentsu Ltd.	1,200	13,566
Japan Digital Laboratory Co. Ltd.	2,400	28,459
Melco Holdings Inc.	1,200	22,541
NEC Networks & System Integration Corp.	2,400	45,419
Net One Systems Co. Ltd.	12,000	109,386
NS Solutions Corp.	2,400	46,850
OBIC Co. Ltd.	960	204,362
Roland DG Corp.	1,200	15,738

Security	Shares	Value

SCSK Corp.	6,256	$121,580
Wacom Co. Ltd.	48	173,510

		863,900
COSMETICS & PERSONAL CARE — 1.32%
Aderans Co. Ltd.[a]	3,600	52,170
Dr. Ci:Labo Co. Ltd.	24	69,248
Fancl Corp.	6,000	66,984
Kose Corp.	4,800	105,719
Lion Corp.	24,000	124,864
Mandom Corp.	2,400	75,205
Milbon Co. Ltd.	1,200	41,882
Pigeon Corp.	2,400	135,790
Pola Orbis Holdings Inc.	2,400	73,982

		745,844
DISTRIBUTION & WHOLESALE — 1.86%
Ai Holdings Corp.	6,000	55,084
Canon Marketing Japan Inc.	7,200	101,296
Chori Co. Ltd.	1,200	13,189
Daiwabo Holdings Co. Ltd.	24,000	47,084
Doshisha Co. Ltd.	1,200	31,229
Hakuto Co. Ltd.	2,400	22,866
Inabata & Co. Ltd.	6,000	44,548
Itochu Enex Co. Ltd.	8,400	44,795
Iwatani Corp.	24,000	97,030
Japan Pulp & Paper Co. Ltd.	12,000	40,321
Kanematsu Corp.[a]	60,000	90,397
Matsuda Sangyo Co. Ltd.	2,460	34,423
Meiwa Corp.	2,400	10,197
Nagase & Co. Ltd.	14,400	162,168
Paltac Corp.	3,600	46,902
Ryoyo Electro Corp.	3,600	31,645
Trusco Nakayama Corp.	3,600	70,666
Yamazen Corp.	8,400	56,813
Yuasa Trading Co. Ltd.	24,000	49,426

		1,050,079
DIVERSIFIED FINANCIAL SERVICES — 2.73%
AIFUL Corp.[a,b]	19,800	128,767
Century Tokyo Leasing Corp.	6,080	142,280
Fuyo General Lease Co. Ltd.	2,400	85,974
GCA Savvian Group Corp.	2,400	22,658
Hitachi Capital Corp.	6,000	120,767
IBJ Leasing Co. Ltd.	2,400	63,577

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Ichiyoshi Securities Co. Ltd.	4,800	$42,766
J Trust Co. Ltd.	3,600	64,578
Jaccs Co. Ltd.	24,000	113,419
Japan Securities Finance Co. Ltd.	10,800	74,685
Kenedix Inc.[a]	312	82,109
Marusan Securities Co. Ltd.	8,400	64,461
NEC Capital Solutions Ltd.	1,200	20,980
Okasan Securities Group Inc.	24,000	187,557
Orient Corp.[a]	36,000	120,572
Ricoh Leasing Co. Ltd.	2,400	64,591
Tokai Tokyo Financial Holdings Inc.	24,000	139,172

		1,538,913
ELECTRIC — 0.13%
Okinawa Electric Power Co. Inc. (The)	2,400	72,630

		72,630
ELECTRICAL COMPONENTS & EQUIPMENT — 0.81%
Fujikura Ltd.	48,000	150,358
Funai Electric Co. Ltd.	2,400	29,473
Hitachi Cable Ltd.[a]	24,000	37,199
Icom Inc.	1,200	26,014
Nippon Signal Co. Ltd. (The)	6,000	46,954
Nissin Electric Co. Ltd.	1,000	4,964
Sinfonia Technology Co. Ltd.	12,000	22,372
SWCC Showa Holdings Co. Ltd.	36,000	30,826
Takaoka Toko Holdings Co. Ltd.[a]	1,200	19,367
Tatsuta Electric Wire and Cable Co. Ltd.	8,400	60,819
Tokyo Rope Manufacturing Co. Ltd.	24,000	30,696

		459,042
ELECTRONICS — 5.47%
Alps Electric Co. Ltd.	22,800	148,771
Anritsu Corp.	24,000	356,644
Azbil Corp.	8,400	173,080
Chiyoda Integre Co. Ltd.	2,400	27,704
CMK Corp.	4,800	17,481
Cosel Co. Ltd.	3,600	40,659
Dai-ichi Seiko Co. Ltd.	1,200	18,404
Dainippon Screen Manufacturing Co. Ltd.	24,000	120,182
Eizo Nanao Corp.	2,400	40,763
Enplas Corp.	1,200	51,962
Fujitsu General Ltd.	12,000	94,949
Futaba Corp.	4,800	53,380
Hioki E.E. Corp.	1,200	17,962

Security	Shares	Value

HORIBA Ltd.	4,800	$150,618
Hosiden Corp.	8,400	51,259
IDEC Corp.	3,600	32,894
Inaba Denki Sangyo Co. Ltd.	2,400	73,202
Japan Aviation Electronics Industry Ltd.	12,000	92,478
JEOL Ltd.[a]	12,000	47,865
Kaga Electronics Co. Ltd.	3,600	30,631
Koa Corp.	4,800	45,315
Kuroda Electric Co. Ltd.	4,800	55,253
Macnica Inc.	1,200	22,944
MARUWA Co. Ltd.	1,200	28,641
Meiko Electronics Co. Ltd.	1,200	7,999
Minebea Co. Ltd.[b]	48,000	172,209
Mitsumi Electric Co. Ltd.[a]	10,800	64,032
Nichicon Corp.	7,200	65,788
Nidec Copal Electronics Corp.	2,400	11,420
Nihon Dempa Kogyo Co. Ltd.	2,400	24,739
Nippon Ceramic Co. Ltd.	2,400	40,269
Nissha Printing Co. Ltd.[a]	3,600	67,193
Nitto Kogyo Corp.	3,600	53,575
Ryosan Co. Ltd.	4,800	98,071
Sanshin Electronics Co. Ltd.	4,800	32,673
Sanyo Denki Co. Ltd.	12,000	63,863
Shinko Shoji Co. Ltd.	3,600	35,859
SIIX Corp.	2,400	32,907
Sodick Co. Ltd.	6,000	32,647
Star Micronics Co. Ltd.	6,000	61,327
Taiyo Yuden Co. Ltd.	13,200	145,792
Tamura Corp.	12,000	24,192
TOKO Inc.[a,b]	12,000	35,378
Tokyo Seimitsu Co. Ltd.	4,800	92,400
Toyo Corp.	4,800	60,767
UKC Holdings Corp.	1,200	24,921
ULVAC Inc.[a]	4,800	45,836

		3,086,898
ENGINEERING & CONSTRUCTION — 3.73%
Chudenko Corp.	4,800	52,495
COMSYS Holdings Corp.	14,400	191,511
Fudo Tetra Corp.[a]	18,000	36,484
Hibiya Engineering Ltd.	2,400	25,831
Japan Airport Terminal Co. Ltd.	4,800	54,212
Kandenko Co. Ltd.	12,000	57,750
Kyowa Exeo Corp.	10,800	116,943

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Maeda Corp.	12,000	$51,116
Maeda Road Construction Co. Ltd.	12,000	172,859
MIRAIT Holdings Corp.	7,200	70,314
Nippo Corp.	12,000	158,422
Nippon Koei Co. Ltd.	12,000	42,922
Nippon Road Co. Ltd. (The)	12,000	53,978
Nishimatsu Construction Co. Ltd.	36,000	64,383
Okumura Corp.	24,000	100,932
Penta-Ocean Construction Co. Ltd.[b]	42,000	109,712
Shinko Plantech Co. Ltd.	6,000	49,946
SHO-BOND Holdings Co. Ltd.	2,400	87,926
Taihei Dengyo Kaisha Ltd.	1,000	5,864
Taihei Kogyo Co. Ltd.	12,000	44,483
Taikisha Ltd.	3,600	79,016
Takasago Thermal Engineering Co. Ltd.	8,400	63,369
Takuma Co. Ltd.	12,000	79,211
Toa Corp.	24,000	35,638
Toda Corp.	24,000	54,108
Tokyu Construction Co. Ltd.	15,120	37,530
Toshiba Plant Systems & Services Corp.	4,000	51,463
Totetsu Kogyo Co. Ltd.	3,600	52,092
Toyo Construction Co. Ltd.	7,200	23,178
Toyo Engineering Corp.	12,000	56,579
Yahagi Construction Co. Ltd.	4,800	20,811

		2,101,078
ENTERTAINMENT — 1.19%
Avex Group Holdings Inc.	4,800	132,461
Heiwa Corp.	6,000	112,508
Mars Engineering Corp.	1,200	24,778
Shochiku Co. Ltd.	12,000	126,425
Toei Co. Ltd.	12,000	72,057
Tokyotokeiba Co. Ltd.	24,000	67,895
Universal Entertainment Corp.	3,600	61,769
Yomiuri Land Co. Ltd.	12,000	70,496

		668,389
ENVIRONMENTAL CONTROL — 0.61%
Asahi Holdings Inc.	3,600	70,861
Daiseki Co. Ltd.	4,860	75,908
Hitachi Zosen Corp.	108,000	168,567
Oyo Corp.	2,400	29,213

		344,549

Security	Shares	Value

FOOD — 3.54%
Ariake Japan Co. Ltd.	2,400	$47,969
Ezaki Glico Co. Ltd.	12,000	118,101
Fuji Oil Co. Ltd.	8,400	122,914
Fujiya Co. Ltd.	12,000	25,363
House Foods Corp.	9,600	154,832
Itoham Foods Inc.	24,000	119,142
Izumiya Co. Ltd.	12,000	63,863
J-Oil Mills Inc.	12,000	39,150
Kasumi Co. Ltd.	4,800	30,228
Kato Sangyo Co. Ltd.	3,600	67,778
Kewpie Corp.	13,200	180,273
Marudai Food Co. Ltd.	12,000	39,931
Maruha Nichiro Holdings Inc.	60,000	110,557
MEGMILK SNOW BRAND Co. Ltd.	6,000	93,909
Mitsubishi Shokuhin Co. Ltd.	1,200	35,118
Mitsui Sugar Co. Ltd.	12,000	39,670
Morinaga & Co. Ltd.	24,000	51,767
Morinaga Milk Industry Co. Ltd.	24,000	75,699
Nichirei Corp.	36,000	203,685
Nippon Beet Sugar Manufacturing Co. Ltd.	24,000	46,824
Nippon Flour Mills Co. Ltd.	12,000	53,067
Nippon Suisan Kaisha Ltd.	33,600	69,924
Nisshin OilliO Group Ltd. (The)	12,000	43,833
Prima Meat Packers Ltd.	24,000	52,287
Warabeya Nichiyo Co. Ltd.	2,400	38,266
Yokohama Reito Co. Ltd.	6,000	47,409
Yonekyu Corp.[b]	2,400	23,646

		1,995,205
FOREST PRODUCTS & PAPER — 0.76%
Chuetsu Pulp & Paper Co. Ltd.	12,000	19,510
Daio Paper Corp.	12,000	83,893
Hokuetsu Kishu Paper Co. Ltd.	12,000	64,774
Mitsubishi Paper Mills Ltd.[a]	48,000	48,905
Pack Corp. (The)	1,200	21,162
Sumitomo Forestry Co. Ltd.	19,200	190,418

		428,662
GAS — 0.07%
Shizuoka Gas Co. Ltd.	6,000	40,516

		40,516
HAND & MACHINE TOOLS — 1.27%
Asahi Diamond Industrial Co. Ltd.	6,000	54,889

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

DISCO Corp.	3,600	$207,197
Hitachi Koki Co. Ltd.	7,200	60,013
Meidensha Corp.	24,000	74,138
Mori Seiki Co. Ltd.	13,200	141,929
OSG Corp.	9,600	131,316
Union Tool Co.	2,400	44,769

		714,251
HEALTH CARE — PRODUCTS — 1.02%
Asahi Intecc Co. Ltd.	1,200	57,880
Hogy Medical Co. Ltd.	1,200	64,188
Nihon Kohden Corp.	4,800	167,527
Nipro Corp.	15,600	127,661
Paramount Bed Holdings Co. Ltd.	2,400	75,075
Topcon Corp.	8,400	81,851

		574,182
HEALTH CARE — SERVICES — 0.46%
Ain Pharmaciez Inc.	1,200	62,953
BML Inc.	1,200	30,631
CMIC Holdings Co. Ltd.	1,200	19,224
EPS Co. Ltd.	12	30,202
Message Co. Ltd.	24	70,236
Tsukui Corp.	2,400	45,471

		258,717
HOLDING COMPANIES — DIVERSIFIED — 0.06%
Seiko Holdings Corp.[a]	12,000	35,768

		35,768
HOME BUILDERS — 0.79%
HAJIME CONSTRUCTION Co. Ltd.	1,200	47,865
Haseko Corp.[a,b]	180,000	159,983
Misawa Homes Co. Ltd.	3,600	50,804
PanaHome Corp.	12,000	75,309
SxL Corp.[a]	12,000	20,941
Takamatsu Construction Group Co. Ltd.	2,400	35,716
Token Corp.	960	52,651

		443,269
HOME FURNISHINGS — 0.89%
Alpine Electronics Inc.	6,000	58,075
Canon Electronics Inc.	3,600	72,734
Clarion Co. Ltd.[a,b]	12,000	16,128
Corona Corp.	1,200	14,346
Foster Electric Co. Ltd.[b]	2,400	33,661
France Bed Holdings Co. Ltd.	24,000	53,068

Security	Shares	Value

Hoshizaki Electric Co. Ltd.	4,800	$132,252
JVC Kenwood Corp.	18,040	48,688
Pioneer Corp.[a]	34,800	72,422

		501,374
HOUSEHOLD PRODUCTS & WARES — 0.34%
Kokuyo Co. Ltd.	12,000	82,333
Mitsubishi Pencil Co. Ltd.	2,400	46,304
Pilot Corp.	24	62,146

		190,783
HOUSEWARES — 0.22%
Noritake Co. Ltd.	12,000	30,566
Sangetsu Co. Ltd.	3,600	93,063

		123,629
INTERNET — 1.99%
Bit-Isle Inc.	2,400	27,860
CyberAgent Inc.	72	134,776
Digital Garage Inc.	24	63,213
Dwango Co. Ltd.	12	33,232
GMO Internet Inc.	8,400	68,194
GungHo Online Entertainment Inc.[a,b]	3	90,624
Gurunavi Inc.	2,400	25,467
Internet Initiative Japan Inc.	2,400	63,967
kabu.com Securities Co. Ltd.	12,000	59,181
Kakaku.com Inc.	4,800	187,297
Macromill Inc.[b]	3,600	39,606
Matsui Securities Co. Ltd.	10,800	102,077
Mixi Inc.[b]	12	21,877
Monex Group Inc.	228	75,868
MonotaRO Co. Ltd.	1,200	52,807
Start Today Co. Ltd.[b]	7,200	77,026

		1,123,072
IRON & STEEL — 1.04%
Aichi Steel Corp.	12,000	50,076
Godo Steel Ltd.	24,000	44,743
Kurimoto Ltd.	12,000	41,752
Kyoei Steel Ltd.	2,400	43,677
Mitsubishi Steel Manufacturing Co. Ltd.	24,000	49,165
Nisshin Steel Holdings Co. Ltd.[a]	9,600	74,086
Osaka Steel Co. Ltd.	1,200	21,851
Sanyo Special Steel Co. Ltd.	12,000	49,946
Tokyo Steel Manufacturing Co. Ltd.	13,200	65,385
TOPY Industries Ltd.	24,000	55,409

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Yodogawa Steel Works Ltd.	24,000	$89,486

		585,576
LEISURE TIME — 1.22%
Accordia Golf Co. Ltd.	132	125,190
Daiichikosho Co. Ltd.	6,000	156,016
Dunlop Sports Co. Ltd.	1,200	13,501
Fields Corp.	2,400	35,404
H.I.S. Co. Ltd.	2,400	92,998
Mizuno Corp.	12,000	53,067
PGM Holdings K.K.	36	27,665
Roland Corp.	3,600	31,099
Round One Corp.	8,400	59,636
Tokyo Dome Corp.	24,000	91,307

		685,883
LODGING — 0.26%
Fujita Kanko Inc.	12,000	40,581
Resorttrust Inc.	4,800	103,586

		144,167
MACHINERY — 3.88%
Aichi Corp.	4,800	23,776
Aida Engineering Ltd.	8,400	67,284
Chugai Ro Co. Ltd.	12,000	32,907
CKD Corp.	7,200	49,243
Daifuku Co. Ltd.	12,000	88,186
Daihen Corp.	12,000	37,720
Daiwa Industries Ltd.	12,000	67,505
Denyo Co. Ltd.	1,200	15,413
Ebara Corp.	60,000	234,121
Fuji Machine Manufacturing Co. Ltd.	9,600	75,959
Furukawa Co. Ltd.[a]	48,000	55,669
Iseki & Co. Ltd.	24,000	84,544
Juki Corp.[a,b]	24,000	37,459
Komori Corp.	8,400	89,681
Makino Milling Machine Co. Ltd.	12,000	81,292
Max Co. Ltd.	4,000	49,729
Miura Co. Ltd.	3,600	88,381
Modec Inc.	2,400	62,875
Nippon Sharyo Ltd.	12,000	50,856
Nippon Thompson Co. Ltd.	12,000	54,758
Nitto Kohki Co. Ltd.	1,200	24,166
Obara Group Inc.	2,400	38,760
Okuma Corp.	24,000	174,810

Security	Shares	Value

Shima Seiki Manufacturing Ltd.	3,600	$77,494
Sintokogio Ltd.	7,200	66,490
Tadano Ltd.	14,000	131,259
Torishima Pump Manufacturing Co. Ltd.	2,400	20,238
Toshiba Machine Co. Ltd.	12,000	59,311
Toyo Kanetsu K.K.	24,000	71,797
Tsubakimoto Chain Co.	24,000	120,963
Tsugami Corp.	6,000	33,948
Yushin Precision Equipment Co. Ltd.	1,200	21,396

		2,187,990
MANUFACTURING — 1.42%
Amano Corp.	8,400	80,303
Bando Chemical Industries Ltd.	12,000	38,110
Glory Ltd.	8,400	193,384
Japan Cash Machine Co. Ltd.	2,400	22,346
JSP Corp.	2,400	35,534
Nikkiso Co. Ltd.	12,000	133,059
Nippon Valqua Industries Ltd.	12,000	31,996
Nitta Corp.	3,600	67,037
Shin-Etsu Polymer Co. Ltd.	4,800	18,261
Tamron Co. Ltd.	2,400	55,721
Tenma Corp.	3,600	41,673
Tokai Rubber Industries Ltd.	4,800	55,981
Toyo Tanso Co. Ltd.	1,200	28,290

		801,695
MEDIA — 0.63%
Gakken Holdings Co. Ltd.	12,000	35,118
Kadokawa Group Holdings Inc.[b]	2,400	63,213
SKY Perfect JSAT Holdings Inc.	240	121,613
Tohokushinsha Film Corp.	2,400	18,261
Tokyo Broadcasting System Holdings Inc.	3,600	45,771
TV Asahi Corp.	2,400	44,509
USEN Corp.[a],b	15,840	27,470

		355,955
METAL FABRICATE & HARDWARE — 2.01%
Furukawa-Sky Aluminum Corp.	12,000	34,598
Hanwa Co. Ltd.	24,000	101,712
Kitz Corp.	12,000	59,571
Misumi Group Inc.	10,800	276,848
Mitsui High-Tech Inc.	3,600	27,158
Nachi-Fujikoshi Corp.	24,000	96,250
Neturen Co. Ltd.	4,800	38,604

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

NTN Corp.	60,000	$169,738
Oiles Corp.	3,680	71,558
Onoken Co. Ltd.	2,400	22,371
Ryobi Ltd.	24,000	58,530
Sumikin Bussan Corp.	12,000	40,191
Tocalo Co. Ltd.	2,400	38,084
Toho Zinc Co. Ltd.	24,000	97,810

		1,133,023
MINING — 1.67%
Dowa Holdings Co. Ltd.	36,000	266,118
Mitsui Mining & Smelting Co. Ltd.	72,000	178,712
Nippon Coke & Engineering Co. Ltd.	30,000	39,345
Nippon Denko Co. Ltd.	12,000	38,370
Nippon Light Metal Holdings Co. Ltd.[a]	72,000	83,503
Nittetsu Mining Co. Ltd.	12,000	59,961
OSAKA Titanium technologies Co. Ltd.[b]	2,400	48,255
Pacific Metals Co. Ltd.	24,000	128,767
Sumitomo Light Metal Industries Ltd.	60,000	59,181
Toho Titanium Co. Ltd.	4,800	41,413

		943,625
OFFICE & BUSINESS EQUIPMENT — 0.71%
Riso Kagaku Corp.	2,400	48,281
Sato Holdings Corp.	2,400	45,446
Seiko Epson Corp.	18,000	174,615
Toshiba Tec Corp.	24,000	134,229

		402,571
OFFICE FURNISHINGS — 0.20%
Itoki Corp.	6,000	32,517
Okamura Corp.	12,000	78,430

		110,947
OIL & GAS — 0.10%
AOC Holdings Inc.	6,000	22,762
TOKAI Holdings Corp.	10,800	35,235

		57,997
PACKAGING & CONTAINERS — 0.78%
Achilles Corp.	24,000	36,159
FP Corp.	2,400	152,179
Fuji Seal International Inc.	3,600	82,840
Fujimori Kogyo Co. Ltd.	1,200	27,314
Nihon Yamamura Glass Co. Ltd.	12,000	23,932
Rengo Co. Ltd.	24,000	117,320

		439,744

Security	Shares	Value

PHARMACEUTICALS — 3.57%
3-D Matrix Ltd.[a]	1,200	$70,236
Fuso Pharmaceutical Industries Ltd.	12,000	48,255
Kaken Pharmaceutical Co. Ltd.	12,000	209,798
Katakura Industries Co. Ltd.	4,800	47,292
Kissei Pharmaceutical Co. Ltd.	2,400	47,709
Kobayashi Pharmaceutical Co. Ltd.	3,600	171,494
KYORIN Holdings Inc.	6,000	136,896
Mochida Pharmaceutical Co. Ltd.	12,000	146,065
Nichi-Iko Pharmaceutical Co. Ltd.	3,600	77,494
Nippon Shinyaku Co. Ltd.	12,000	159,462
Rohto Pharmaceutical Co. Ltd.	12,000	156,211
Sawai Pharmaceutical Co. Ltd.	2,400	261,695
Seikagaku Corp.	4,800	51,923
Ship Healthcare Holdings Inc.	4,800	137,923
Sosei Group Corp.[a]	12	40,581
Toho Holdings Co. Ltd.	6,000	124,604
Torii Pharmaceutical Co. Ltd.	1,200	28,550
Towa Pharmaceutical Co. Ltd.	1,200	65,034
Vital KSK Holdings Inc.	3,600	33,948

		2,015,170
REAL ESTATE — 2.04%
Airport Facilities Co. Ltd.	4,800	24,817
Arnest One Corp.	6,000	99,176
Daibiru Corp.	7,200	72,031
Daikyo Inc.	36,000	87,015
Goldcrest Co. Ltd.	2,400	45,706
Heiwa Real Estate Co. Ltd.	6,000	89,551
Iida Home Max Co. Ltd.	2,400	31,060
Leopalace21 Corp.[a]	19,200	70,340
Relo Holdings Inc.	1,200	46,889
Sumitomo Real Estate Sales Co. Ltd.	1,200	53,263
Takara Leben Co. Ltd.	3,600	40,776
TOC Co. Ltd.	9,600	64,721
Tokyo Tatemono Co. Ltd.	60,000	336,224
Tokyu Livable Inc.	3,600	57,555
Touei Housing Corp.	2,400	31,424

		1,150,548
REAL ESTATE INVESTMENT TRUSTS — 7.10%
Activia Properties Inc.	24	183,135
Advance Residence Investment Corp.	168	358,543
Daiwa Office Investment Corp.	36	153,544

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Daiwahouse Residential Investment Corp.	48	$202,645
Frontier Real Estate Investment Corp.	24	232,040
Fukuoka REIT Corp.	12	99,892
Global One Real Estate Investment Corp. Ltd.	12	82,203
Hankyu REIT Inc.	12	71,797
Heiwa Real Estate REIT Inc.	84	64,188
Industrial & Infrastructure Fund Investment Corp.	12	108,216
Japan Excellent Inc.	24	145,935
Japan Hotel REIT Investment Corp.	216	72,929
Japan Logistics Fund Inc.	24	229,178
Japan Rental Housing Investments Inc.	108	90,137
Kenedix Realty Investment Corp.	36	149,057
MID REIT Inc.	24	58,010
Mori Hills REIT Investment Corp.	24	137,871
MORI TRUST Sogo REIT Inc.	24	230,739
Nippon Accommodations Fund Inc.	24	176,891
Nomura Real Estate Residential Fund Inc.	24	130,588
ORIX JREIT Inc.	192	227,045
Premier Investment Corp.	24	108,216
Sekisui House SI Investment Corp.	12	61,392
TOKYU REIT Inc.	24	135,790
Top REIT Inc.	24	112,768
United Urban Investment Corp.	288	380,212

		4,002,961
RETAIL — 9.14%
Alpen Co. Ltd.	2,400	44,353
Aoki Holdings Inc.	2,400	57,152
Aoyama Trading Co. Ltd.	7,200	154,676
Arc Land Sakamoto Co. Ltd.	2,400	38,864
Arcs Co. Ltd.	4,800	91,931
Asahi Co. Ltd.	1,200	16,584
Askul Corp.	2,400	32,673
Atom Corp.	4,800	30,748
Autobacs Seven Co. Ltd.	3,600	154,910
Belluna Co. Ltd.	3,600	27,119
BIC Camera Inc.[b]	120	56,969
Cawachi Ltd.	2,400	49,478
Chiyoda Co. Ltd.	3,600	79,406
cocokara fine Inc.	2,400	76,427
Colowide Co. Ltd.	6,000	63,668
Cosmos Pharmaceutical Corp.	1,200	136,961

Security	Shares	Value

CREATE HOLDINGS Co. Ltd.	1,200	$38,955
Daiei Inc. (The)[a]	14,400	36,055
DCM Holdings Co. Ltd.	12,000	84,674
Doutor Nichires Holdings Co. Ltd.	4,800	65,606
EDION Corp.	9,600	41,934
Fuji Co. Ltd.	2,400	47,553
Geo Holdings Corp.	48	50,310
Gulliver International Co. Ltd.	840	35,053
H2O Retailing Corp.	12,000	109,647
Heiwado Co. Ltd.	4,800	68,519
Honeys Co. Ltd.	2,160	26,947
Izumi Co. Ltd.	7,200	158,422
Jin Co. Ltd.	1,200	58,400
Joshin Denki Co. Ltd.	12,000	120,052
K’s Holdings Corp.	6,000	155,430
Kappa Create Co. Ltd.	1,800	37,459
Keiyo Co. Ltd.[b]	6,000	30,826
Kisoji Co. Ltd.	3,600	69,378
Kohnan Shoji Co. Ltd.	3,600	44,093
Komeri Co. Ltd.	3,600	100,672
Konaka Co. Ltd.	2,400	22,528
Kura Corp.	1,200	16,844
Maruetsu Inc. (The)	12,000	40,711
Matsumotokiyoshi Co. Ltd.	3,600	98,253
Matsuya Co. Ltd.[a]	4,800	43,703
Megane Top Co. Ltd.	3,600	41,205
Ministop Co. Ltd.	1,200	19,354
MOS Food Services Inc.	3,600	70,080
Nishimatsuya Chain Co. Ltd.	7,200	58,296
Nissen Holdings Co. Ltd.	4,800	16,961
Ohsho Food Service Corp.	1,200	33,948
Otsuka Kagu Ltd.	1,200	10,431
Pal Co. Ltd.	1,200	27,132
Parco Co. Ltd.	2,400	23,074
Paris Miki Holdings Inc.	4,800	25,077
Plenus Co. Ltd.	3,600	57,321
Point Inc.	2,040	75,621
Ringer Hut Co. Ltd.	2,400	29,915
Royal Holdings Co. Ltd.	3,600	43,156
Ryohin Keikaku Co. Ltd.	2,400	157,902
Saint Marc Holdings Co. Ltd.	1,200	48,775
Saizeriya Co. Ltd.	4,800	62,068
San-A & Co. Ltd.	1,200	50,531

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Senshukai Co. Ltd.	6,000	$45,393
Seria Co. Ltd.	2,400	47,657
Shimachu Co. Ltd.	6,000	128,441
Sugi Holdings Co. Ltd.	4,800	158,682
Sundrug Co. Ltd.	4,800	186,516
Toridoll Corp.	2,400	24,010
Tsuruha Holdings Inc.	2,400	208,888
United Arrows Ltd.	2,400	60,845
UNY Co. Ltd.	28,800	206,339
Valor Co. Ltd.	4,800	83,035
Watami Co. Ltd.	3,600	67,583
Welcia Holdings Co. Ltd.	1,200	55,148
Xebio Co. Ltd.	3,600	70,822
Yellow Hat Ltd.	2,400	37,563
Yoshinoya Holdings Co. Ltd.	72	82,567
Zensho Holdings Co. Ltd.[b]	9,600	126,425

		5,154,704
SEMICONDUCTORS — 0.52%
Axell Corp.	1,200	26,716
Megachips Corp.	2,400	37,850
Mimasu Semiconductor Industry Co. Ltd.	3,600	29,148
Nippon Chemi-Con Corp.[a]	12,000	33,427
Sanken Electric Co. Ltd.	12,000	54,238
Shindengen Electric Manufacturing Co. Ltd.	12,000	42,402
Shinko Electric Industries Co. Ltd.	8,400	68,376

		292,157
SHIPBUILDING — 0.42%
Mitsui Engineering & Shipbuilding Co. Ltd.	96,000	187,297
Namura Shipbuilding Co. Ltd.	7,200	48,775

		236,072
SOFTWARE — 1.42%
Access Co. Ltd.[a,b]	36	25,714
Capcom Co. Ltd.	6,000	92,543
Fuji Soft Inc.	2,400	55,200
IT Holdings Corp.	10,848	150,151
NEC Mobiling Ltd.	1,200	53,523
Nihon Unisys Ltd.	7,200	56,579
NSD Co. Ltd.	6,000	65,034
Obic Business Consultants Co. Ltd.	600	33,492
Simplex Technology Inc.	60	19,126

Security	Shares	Value

Square Enix Holdings Co. Ltd.	8,400	$96,965
Systena Corp.	24	21,435
Tecmo Koei Holdings Co. Ltd.	4,800	42,610
Trans Cosmos Inc.	3,600	49,048
Zenrin Co. Ltd.	3,600	41,713

		803,133
STORAGE & WAREHOUSING — 0.34%
Mitsui-Soko Co. Ltd.	12,000	56,319
Sumitomo Warehouse Co. Ltd. (The)	24,000	137,871

		194,190
TELECOMMUNICATIONS — 0.65%
Denki Kogyo Co. Ltd.	12,000	49,165
Hitachi Kokusai Electric Inc.	12,000	100,802
Japan Radio Co. Ltd.[a]	12,000	38,630
Oki Electric Industry Co. Ltd.[a]	96,000	108,216
T-Gaia Corp.	3,600	39,723
Uniden Corp.	12,000	29,265

		365,801
TEXTILES — 1.17%
Fujibo Holdings Inc.	12,000	35,248
Kurabo Industries Ltd.	36,000	61,652
Nisshinbo Holdings Inc.	18,000	129,352
Nitto Boseki Co. Ltd.	24,000	93,909
Seiren Co. Ltd.	7,200	44,717
Tokai Corp. (GIFU)	1,200	35,365
Toyobo Co. Ltd.	120,000	217,212
Unitika Ltd.[a]	72,000	39,801

		657,256
TOYS, GAMES & HOBBIES — 0.10%
Tomy Co. Ltd.	9,600	55,149

		55,149
TRANSPORTATION — 2.57%
Daiichi Chuo Kisen Kaisha[a,b]	12,000	10,926
Fukuyama Transporting Co. Ltd.	24,000	127,986
Hitachi Transport System Ltd.	6,000	85,129
Iino Kaiun Kaisha Ltd.	12,000	68,806
Kawasaki Kisen Kaisha Ltd.[a]	120,000	270,540
Kintetsu World Express Inc.	2,400	85,844
Nippon Konpo Unyu Soko Co. Ltd.	7,200	100,828
NS United Kaiwn Kaisha Ltd.[a]	12,000	17,039
Sankyu Inc.	36,000	167,006
Seino Holdings Co. Ltd.	24,000	181,314

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Senko Co. Ltd.	12,000	$59,961
Shibusawa Warehouse Co. Ltd. (The)	12,000	45,393
Sotetsu Holdings Inc.	60,000	202,255
Yusen Logistics Co. Ltd.	2,400	23,958

		1,446,985
VENTURE CAPITAL — 0.22%
JAFCO Co. Ltd.	3,600	122,718

		122,718

TOTAL COMMON STOCKS
(Cost: $57,272,763)		56,234,361

SHORT-TERM INVESTMENTS — 2.12%

MONEY MARKET FUNDS — 2.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	1,063,179	1,063,179
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	76,978	76,978
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	57,741	57,741

		1,197,898

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,197,898)		1,197,898

TOTAL INVESTMENTS IN SECURITIES — 101.85%
(Cost: $58,470,661)		57,432,259
Other Assets, Less Liabilities — (1.85)%		(1,044,395)

NET ASSETS — 100.00%		$56,387,864

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.72%

AGRICULTURE — 8.55%
British American Tobacco (Malaysia) Bhd	790,100	$15,594,920
Genting Plantations Bhd	1,579,700	4,329,416
IOI Corp. Bhd	22,266,630	35,303,830
Kuala Lumpur Kepong Bhd	3,327,600	22,331,151

		77,559,317
AIRLINES — 0.90%
AirAsia Bhd	8,652,700	8,147,341

		8,147,341
AUTO MANUFACTURERS — 1.66%
UMW Holdings Bhd	3,637,800	15,066,766

		15,066,766
BANKS — 29.23%
Alliance Financial Group Bhd	6,961,600	9,708,622
AMMB Holdings Bhd	11,483,537	23,483,564
CIMB Group Holdings Bhd	33,459,564	77,951,419
Hong Leong Bank Bhd	3,906,940	18,431,705
Malayan Banking Bhd	29,219,320	86,509,231
Public Bank Bhd Foreign	7,338,600	38,230,532
RHB Capital Bhd	4,290,700	10,898,559

		265,213,632
BUILDING MATERIALS — 0.92%
Lafarge Malayan Cement Bhd	2,650,260	8,369,694

		8,369,694
CHEMICALS — 4.39%
Petronas Chemicals Group Bhd	19,393,400	39,847,303

		39,847,303
DIVERSIFIED FINANCIAL SERVICES — 0.74%
Hong Leong Financial Group Bhd	1,455,700	6,754,486

		6,754,486
ELECTRIC — 5.57%
Tenaga Nasional Bhd	19,161,512	43,028,925
YTL Power International Bhd	15,252,975	7,501,868

		50,530,793
ENGINEERING & CONSTRUCTION — 2.31%
Gamuda Bhd	11,470,900	14,252,793
Malaysia Airports Holdings Bhd	3,765,100	6,664,001

		20,916,794

Security	Shares	Value

ENTERTAINMENT — 0.70%
Berjaya Sports Toto Bhd	4,671,113	$6,348,058

		6,348,058
FOOD — 2.66%
Felda Global Ventures Holdings Bhd	7,572,400	11,001,481
PPB Group Bhd	3,281,166	13,143,774

		24,145,255
GAS — 2.69%
Petronas Gas Bhd	4,111,700	24,373,514

		24,373,514
HEALTH CARE — SERVICES — 1.70%
IHH Healthcare Bhd[a]	13,937,400	15,468,462

		15,468,462
HOLDING COMPANIES — DIVERSIFIED — 10.06%
IJM Corp. Bhd	8,078,440	13,409,609
MMC Corp. Bhd	5,264,200	4,275,406
Sime Darby Bhd	18,729,225	55,814,969
YTL Corp. Bhd	33,243,412	17,748,465

		91,248,449
LODGING — 7.51%
Genting Bhd	14,168,900	43,508,449
Genting Malaysia Bhd	20,566,700	24,622,808

		68,131,257
OIL & GAS — 1.44%
Petronas Dagangan Bhd	1,718,300	13,076,983

		13,076,983
OIL & GAS SERVICES — 2.09%
Malaysia Marine and Heavy Engineering Holdings Bhd	3,319,500	4,350,097
Sapurakencana Petroleum Bhd[a]	15,584,800	14,624,145

		18,974,242
REAL ESTATE — 0.86%
UEM Land Holdings Bhd[a]	10,477,000	7,763,252

		7,763,252
RETAIL — 0.69%
Parkson Holdings Bhd	4,170,371	6,220,809

		6,220,809
TELECOMMUNICATIONS — 12.50%
Axiata Group Bhd	17,677,800	36,608,290
DiGi.Com Bhd	21,541,600	31,854,105

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2013

Security	Shares	Value

Maxis Communications Bhd	15,585,800	$32,124,752
Telekom Malaysia Bhd	7,426,300	12,783,665

		113,370,812
TRANSPORTATION — 2.55%
Bumi Armada Bhd[a]	8,120,200	9,958,116
MISC Bhd[a]	7,722,420	13,168,469

		23,126,585

TOTAL COMMON STOCKS
(Cost: $467,358,554)		904,653,804

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	25,782	25,782

		25,782

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,782)		25,782

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $467,384,336)		904,679,586
Other Assets, Less Liabilities — 0.28%		2,574,057

NET ASSETS — 100.00%		$907,253,643

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.36%

AUSTRALIA — 64.03%
AGL Energy Ltd.	1,466,883	$23,937,440
ALS Ltd.	911,196	10,923,520
Alumina Ltd.[a]	6,673,887	8,438,004
Amcor Ltd.	3,228,687	30,409,388
AMP Ltd.	7,793,280	43,721,469
APA Group	2,200,770	13,856,185
Asciano Ltd.	2,610,630	14,913,289
ASX Ltd.	474,903	17,721,332
Aurizon Holdings Ltd.	4,855,653	20,033,028
Australia and New Zealand Banking Group Ltd.	7,277,391	213,970,573
Bendigo and Adelaide Bank Ltd.	1,065,042	10,827,044
BHP Billiton Ltd.	8,582,706	325,717,225
Boral Ltd.	2,038,311	10,788,347
Brambles Ltd.	4,164,237	37,302,453
Caltex Australia Ltd.	360,261	7,357,903
CFS Retail Property Trust Group	5,301,450	11,343,181
Coca-Cola Amatil Ltd.	1,525,986	22,636,686
Cochlear Ltd.	152,361	11,049,593
Commonwealth Bank of Australia	4,299,075	296,067,239
Computershare Ltd.	1,193,940	12,442,974
Crown Ltd.	1,068,903	13,142,416
CSL Ltd.	1,341,252	82,386,402
Dexus Property Group	12,308,274	13,734,649
Echo Entertainment Group Ltd.	1,986,930	7,648,289
Federation Centres	3,633,201	9,112,749
Flight Centre Ltd.	146,421	4,871,701
Fortescue Metals Group Ltd.	3,756,456	18,151,571
Goodman Group	4,551,228	21,665,836
GPT Group	3,771,603	15,174,431
Harvey Norman Holdings Ltd.	1,416,096	3,609,823
Iluka Resources Ltd.	1,124,442	12,110,071
Incitec Pivot Ltd.	4,355,208	14,401,420
Insurance Australia Group Ltd.	5,575,581	32,478,525
James Hardie Industries SE	1,173,447	11,772,900
Leighton Holdings Ltd.	405,702	9,806,116
Lend Lease Group	1,456,488	15,879,997
Macquarie Group Ltd.	867,537	33,500,678
Metcash Ltd.	2,365,902	9,882,136
Mirvac Group	9,176,112	15,406,233

Security	Shares	Value

National Australia Bank Ltd.	6,203,736	$191,802,452
Newcrest Mining Ltd.	2,046,924	47,484,900
Orica Ltd.	978,318	27,352,413
Origin Energy Ltd.	2,924,262	36,433,489
OZ Minerals Ltd.	812,592	5,290,827
Qantas Airways Ltd.[a]	2,966,436	4,995,682
QBE Insurance Group Ltd.	3,192,750	43,733,570
Ramsay Health Care Ltd.	351,351	11,553,422
Rio Tinto Ltd.	1,165,131	79,977,430
Santos Ltd.	2,566,971	35,240,628
Sims Metal Management Ltd.	437,778	4,880,628
Sonic Healthcare Ltd.	1,004,751	13,814,284
SP AusNet	4,446,387	5,416,866
Stockland Corp. Ltd.	5,893,074	22,684,209
Suncorp Group Ltd.	3,449,655	39,800,954
Sydney Airport	493,911	1,602,883
Tabcorp Holdings Ltd.	1,969,110	6,410,487
Tatts Group Ltd.	3,659,040	11,949,555
Telstra Corp. Ltd.	11,630,520	54,651,958
Toll Holdings Ltd.	1,823,580	11,537,380
Transurban Group	3,516,777	22,177,850
Treasury Wine Estates Ltd.	1,730,619	9,390,122
Wesfarmers Ltd.	2,689,632	112,976,544
Westfield Group	5,711,013	65,482,474
Westfield Retail Trust	7,758,828	25,259,058
Westpac Banking Corp.	8,245,314	259,733,878
Whitehaven Coal Ltd.	1,217,997	3,491,388
Woodside Petroleum Ltd.	1,760,319	67,579,745
Woolworths Ltd.	3,291,948	117,718,700
WorleyParsons Ltd.	553,014	15,082,185

		2,843,698,777
HONG KONG — 21.99%
AIA Group Ltd.	32,076,014	138,978,068
ASM Pacific Technology Ltd.[b]	504,900	6,654,001
Bank of East Asia Ltd. (The)	3,267,120	13,355,217
BOC Hong Kong (Holdings) Ltd.	9,949,500	33,550,543
Cathay Pacific Airways Ltd.[b]	3,267,000	6,100,203
Cheung Kong (Holdings) Ltd.[b]	3,861,000	60,044,566
Cheung Kong Infrastructure Holdings Ltd.	1,485,000	9,737,422
CLP Holdings Ltd.	4,752,000	40,902,919
First Pacific Co. Ltd.	5,940,000	7,858,875
Galaxy Entertainment Group Ltd.[a]	5,643,000	23,685,777

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2013

Security	Shares	Value

Hang Lung Properties Ltd.	5,940,736	$23,020,319
Hang Seng Bank Ltd.	2,049,300	33,138,258
Henderson Land Development Co. Ltd.[b]	2,673,056	18,596,281
HKT Trust and HKT Ltd.	6,237,000	6,096,373
Hong Kong and China Gas Co. Ltd. (The)	13,959,097	39,061,027
Hong Kong Exchanges and Clearing Ltd.	2,675,400	48,127,082
Hopewell Holdings Ltd.	1,485,000	6,491,615
Hutchison Whampoa Ltd.	5,643,000	60,797,133
Hysan Development Co. Ltd.	1,782,000	9,168,688
Kerry Properties Ltd.	1,930,500	9,932,745
Li & Fung Ltd.[b]	16,039,200	21,510,111
Link REIT (The)	6,088,500	32,543,289
MGM China Holdings Ltd.	2,613,600	6,315,901
MTR Corp. Ltd.	3,861,000	15,932,223
New World Development Co. Ltd.	9,801,941	18,049,571
NWS Holdings Ltd.	3,861,000	7,348,738
Orient Overseas International Ltd.	594,000	4,186,038
PCCW Ltd.	10,692,000	5,087,588
Power Assets Holdings Ltd.	3,712,500	33,104,364
Sands China Ltd.	6,415,200	30,566,889
Shangri-La Asia Ltd.	4,159,000	9,696,476
Sino Land Co. Ltd.	7,722,800	14,041,726
SJM Holdings Ltd.	5,049,000	12,617,861
Sun Hung Kai Properties Ltd.	4,158,000	64,341,670
Swire Pacific Ltd. Class A	1,782,000	23,002,147
Swire Properties Ltd.	3,088,800	11,550,862
Wharf (Holdings) Ltd. (The)	4,158,600	36,358,289
Wheelock and Co. Ltd.	2,376,000	12,975,570
Wing Hang Bank Ltd.	445,500	4,943,394
Wynn Macau Ltd.[a]	4,158,000	10,964,893
Yue Yuen Industrial (Holdings) Ltd.[b]	1,930,500	6,522,254

		976,956,966
NEW ZEALAND — 0.89%
Auckland International Airport Ltd.	2,502,819	5,872,498
Contact Energy Ltd.[a]	991,089	4,429,028
Fletcher Building Ltd.	1,827,738	13,865,706
SKYCITY Entertainment Group Ltd.	1,550,043	5,461,848

Security	Shares	Value

Telecom Corp. of New Zealand Ltd.	4,964,652	$9,961,188

		39,590,268
SINGAPORE — 12.45%
Ascendas REIT	5,049,813	10,485,170
CapitaCommercial Trust[b]	5,346,000	7,169,751
CapitaLand Ltd.	6,831,000	21,578,841
CapitaMall Trust Management Ltd.	6,237,000	10,833,811
CapitaMalls Asia Ltd.	3,564,000	5,989,190
City Developments Ltd.	1,485,000	13,401,293
ComfortDelGro Corp. Ltd.	5,049,000	7,832,018
DBS Group Holdings Ltd.	4,943,000	60,342,339
Fraser and Neave Ltd.	2,344,150	17,859,289
Genting Singapore PLC	16,335,400	20,786,310
Global Logistic Properties Ltd.	5,643,000	11,580,061
Golden Agri-Resources Ltd.	19,305,987	10,138,470
Hutchison Port Holdings Trust	13,959,000	11,306,790
Jardine Cycle & Carriage Ltd.[b]	297,000	12,381,499
Keppel Corp. Ltd.	3,861,200	36,311,346
Keppel Land Ltd.	2,079,000	6,987,388
Noble Group Ltd.	10,395,708	9,952,667
Olam International Ltd.[b]	4,158,600	5,594,077
Oversea-Chinese Banking Corp. Ltd.[b]	6,831,600	55,745,635
SembCorp Industries Ltd.	2,673,240	11,425,118
SembCorp Marine Ltd.[b]	2,376,200	8,619,784
Singapore Airlines Ltd.	1,485,800	13,072,399
Singapore Exchange Ltd.	2,376,000	14,589,053
Singapore Press Holdings Ltd.[b]	3,750,517	12,665,854
Singapore Technologies Engineering Ltd.	4,158,000	14,277,116
Singapore Telecommunications Ltd.	21,384,328	59,432,105
StarHub Ltd.	1,782,000	6,032,381
United Overseas Bank Ltd.	3,357,000	51,748,382
UOL Group Ltd.	1,188,000	6,248,338
Wilmar International Ltd.[b]	5,049,000	14,481,074
Yangzijiang Shipbuilding (Holdings) Ltd.	5,049,000	3,936,405

		552,803,954

TOTAL COMMON STOCKS
(Cost: $3,445,861,643)		4,413,049,965

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 0.00%

AUSTRALIA — 0.00%
BGP Holdings PLC[a,c]	27,004,595	$353

		353

TOTAL INVESTMENT COMPANIES
(Cost: $0)		353

SHORT-TERM INVESTMENTS — 1.03%

MONEY MARKET FUNDS — 1.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	40,877,145	40,877,145
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	2,959,640	2,959,640
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	1,985,263	1,985,263

		45,822,048

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,822,048)		45,822,048

TOTAL INVESTMENTS IN SECURITIES — 100.39%
(Cost: $3,491,683,691)		4,458,872,366
Other Assets, Less Liabilities — (0.39)%		(17,445,097)

NET ASSETS — 100.00%		$4,441,427,269

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.76%

AGRICULTURE — 1.87%
Golden Agri-Resources Ltd.	57,183,628	$30,029,778

		30,029,778
AIRLINES — 2.56%
Singapore Airlines Ltd.	4,668,467	41,074,212

		41,074,212
BANKS — 30.03%
DBS Group Holdings Ltd.	14,004,500	170,961,822
Oversea-Chinese Banking Corp. Ltd.	19,839,000	161,885,599
United Overseas Bank Ltd.	9,661,000	148,924,968

		481,772,389
BEVERAGES — 3.34%
Fraser and Neave Ltd.	7,044,000	53,665,862

		53,665,862
DISTRIBUTION & WHOLESALE — 3.03%
Jardine Cycle & Carriage Ltd.[a]	1,167,000	48,650,535

		48,650,535
DIVERSIFIED FINANCIAL SERVICES — 2.68%
Singapore Exchange Ltd.	7,002,000	42,993,496

		42,993,496
ENGINEERING & CONSTRUCTION — 4.36%
SembCorp Industries Ltd.	7,002,000	29,925,736
Singapore Technologies Engineering Ltd.	11,670,000	40,070,693

		69,996,429
ENTERTAINMENT — 3.70%
Genting Singapore PLC	46,680,400	59,399,418

		59,399,418
FOOD — 3.48%
Olam International Ltd.[a]	11,670,000	15,698,283
Wilmar International Ltd.	14,004,000	40,164,977

		55,863,260
HOLDING COMPANIES — DIVERSIFIED — 8.65%
Keppel Corp. Ltd.	11,670,100	109,747,497
Noble Group Ltd.	30,342,999	29,049,851

		138,797,348
LODGING — 1.97%
City Developments Ltd.[a]	3,501,000	31,594,563

		31,594,563

Security	Shares	Value

MEDIA — 2.58%
Singapore Press Holdings Ltd.[a]	12,265,000	$41,420,077

		41,420,077
REAL ESTATE — 9.47%
CapitaLand Ltd.	19,839,000	62,670,564
CapitaMalls Asia Ltd.	10,503,000	17,649,962
Global Logistic Properties Ltd.	16,338,000	33,527,384
Keppel Land Ltd.	5,835,000	19,611,068
UOL Group Ltd.	3,501,000	18,413,662

		151,872,640
REAL ESTATE INVESTMENT TRUSTS — 4.98%
Ascendas REIT	14,004,335	29,077,876
CapitaCommercial Trust[a]	15,171,000	20,346,484
CapitaMall Trust Management Ltd.	17,505,800	30,407,974

		79,832,334
SHIPBUILDING — 2.00%
SembCorp Marine Ltd.[a]	5,835,000	21,166,754
Yangzijiang Shipbuilding (Holdings) Ltd.[a]	14,004,000	10,918,085

		32,084,839
TELECOMMUNICATIONS — 11.70%
Singapore Telecommunications Ltd.	61,851,568	171,900,136
StarHub Ltd.[a]	4,668,000	15,801,996

		187,702,132
TRANSPORTATION — 3.36%
ComfortDelGro Corp. Ltd.	14,004,000	21,723,030
Hutchison Port Holdings Trust[a]	39,678,000	32,139,180

		53,862,210

TOTAL COMMON STOCKS
(Cost: $1,405,035,539)		1,600,611,522

SHORT-TERM INVESTMENTS — 4.01%

MONEY MARKET FUNDS — 4.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[b,c,d]	57,817,034	57,817,034
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	4,186,144	4,186,144

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	2,356,937	$2,356,937

		64,360,115

TOTAL SHORT-TERM INVESTMENTS
(Cost: $64,360,115)		64,360,115

TOTAL INVESTMENTS IN SECURITIES — 103.77%
(Cost: $1,469,395,654)		1,664,971,637
Other Assets, Less Liabilities — (3.77)%		(60,450,042)

NET ASSETS — 100.00%		$1,604,521,595

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of February 28, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
70	SGX MSCI Singapore Index (Mar. 2013)	Singapore	$4,175,964	$(30,539)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 97.37%

ADVERTISING — 0.43%
Cheil Worldwide Inc.[a]	652,190	$14,455,300

		14,455,300
AEROSPACE & DEFENSE — 0.58%
Korea Aerospace Industries Ltd.[b]	234,910	5,271,685
Samsung Techwin Co. Ltd.[b]	240,903	14,505,461

		19,777,146
AGRICULTURE — 1.42%
KT&G Corp.	676,356	48,220,796

		48,220,796
AIRLINES — 0.30%
Korean Air Lines Co. Ltd.[a]	248,680	10,150,907

		10,150,907
AUTO MANUFACTURERS — 7.68%
Hyundai Motor Co.	893,557	179,895,575
Kia Motors Corp.	1,569,488	81,023,600

		260,919,175
AUTO PARTS & EQUIPMENT — 4.84%
Hankook Tire Co. Ltd.	490,952	22,352,581
Hyundai Mobis Co. Ltd.	401,459	116,045,222
Hyundai Wia Corp.	106,593	15,651,917
Mando Corp.[b]	85,040	10,288,126

		164,337,846
BANKS — 0.78%
Industrial Bank of Korea	1,149,920	13,911,714
Korea Exchange Bank[a]	1,803,220	12,656,221

		26,567,935
BIOTECHNOLOGY — 0.55%
Celltrion Inc.[b]	760,310	18,852,837

		18,852,837
CHEMICALS — 4.01%
Hanwha Chemical Corp.[b]	623,712	11,462,488
KCC Corp.	29,645	7,802,577
LG Chem Ltd.	272,415	74,592,891
Lotte Chemical Corp.	116,251	25,551,440
OCI Co. Ltd.[b]	103,982	16,660,935

		136,070,331

Security	Shares	Value

COMMERCIAL SERVICES — 0.29%
S1 Corp.	154,683	$9,928,168

		9,928,168
COMPUTERS — 0.47%
SK C&C Co. Ltd.	166,113	15,800,927

		15,800,927
COSMETICS & PERSONAL CARE — 1.91%
AmorePacific Corp.	21,650	20,473,853
AmorePacific Group	25,450	9,918,408
LG Household & Health Care Ltd.[b]	59,835	34,315,365

		64,707,626
DISTRIBUTION & WHOLESALE — 2.17%
Daewoo International Corp.[b]	304,763	10,793,675
Hanwha Corp.	316,190	10,190,964
Samsung C&T Corp.	749,759	45,837,551
SK Networks Co. Ltd.	911,310	6,724,417

		73,546,607
DIVERSIFIED FINANCIAL SERVICES — 10.12%
BS Financial Group Inc.	925,412	13,374,920
Daewoo Securities Co. Ltd.	1,147,837	12,985,481
DGB Financial Group Inc.	702,140	10,537,044
Hana Financial Group Inc.	1,172,561	43,748,033
Hyundai Securities Co. Ltd.	838,687	6,908,862
KB Financial Group Inc.	2,249,092	82,043,852
Korea Investment Holdings Co. Ltd.	276,084	11,741,203
Mirae Asset Securities Co. Ltd.	186,512	7,484,078
Samsung Card Co. Ltd.	284,140	10,220,722
Samsung Securities Co. Ltd.	383,101	20,307,988
Shinhan Financial Group Co. Ltd.	2,154,967	84,879,221
Woori Finance Holdings Co. Ltd.	2,307,960	28,028,235
Woori Investment & Securities Co. Ltd.	964,018	11,351,077

		343,610,716
ELECTRIC — 1.38%
Korea Electric Power Corp.[a]	1,553,550	46,843,587

		46,843,587
ELECTRICAL COMPONENTS & EQUIPMENT — 1.76%
LG Electronics Inc.[b]	628,843	45,472,174
LG Innotek Co. Ltd.[a,b]	110,539	7,727,752
LS Industrial Systems Co. Ltd.	108,001	6,662,634

		59,862,560

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED INDEX FUND

February 28, 2013

Security	Shares	Value

ELECTRONICS — 2.20%
LG Display Co. Ltd.[a]	1,452,462	$40,978,657
Samsung Electro-Mechanics Co. Ltd.	381,995	33,690,137

		74,668,794
ENGINEERING & CONSTRUCTION — 2.53%
Daelim Industrial Co. Ltd.	165,390	14,769,896
Daewoo Engineering & Construction Co. Ltd.[a,b]	759,084	6,372,289
GS Engineering & Construction Corp.	259,838	13,149,976
Hyundai Engineering & Construction Co. Ltd.	406,702	25,690,593
Samsung Engineering Co. Ltd.[b]	182,906	26,012,998

		85,995,752
ENVIRONMENTAL CONTROL — 0.46%
Coway Co. Ltd.[a]	339,960	15,650,734

		15,650,734
FOOD — 1.46%
CJ CheilJedang Corp.	51,083	18,233,398
Lotte Confectionery Co. Ltd.[b]	4,613	7,791,820
ORION Corp.	23,881	23,598,153

		49,623,371
GAS — 0.32%
Korea Gas Corp.	163,930	10,824,459

		10,824,459
HOLDING COMPANIES — DIVERSIFIED — 0.69%
CJ Corp.	98,595	13,612,497
LS Corp.	121,011	9,778,554
Neo Holdings Co. Ltd.[a,c]	49,473	—

		23,391,051
HOME BUILDERS — 0.29%
Hyundai Development Co.[b]	436,469	9,976,319

		9,976,319
HOME FURNISHINGS — 1.03%
LG Corp.	573,808	34,921,568

		34,921,568
INSURANCE — 3.30%
Dongbu Insurance Co. Ltd.	270,099	11,835,890
Hanwha Life Insurance Co. Ltd.	1,121,880	7,501,130
Hyundai Marine & Fire Insurance Co. Ltd.	414,360	12,034,836

Security	Shares	Value

Samsung Fire & Marine Insurance Co. Ltd.	212,326	$44,707,435
Samsung Life Insurance Co. Ltd.	374,678	35,985,974

		112,065,265
INTERNET — 2.18%
NCsoft Corp.[b]	105,203	13,893,315
NHN Corp.[b]	247,842	60,196,658

		74,089,973
IRON & STEEL — 4.46%
Hyundai Steel Co.	336,328	26,432,261
POSCO	382,921	125,008,726

		151,440,987
LODGING — 0.59%
Kangwon Land Inc.	660,632	20,041,799

		20,041,799
MACHINERY — 0.69%
Doosan Heavy Industries & Construction Co. Ltd.	322,446	13,057,749
Doosan Infracore Co. Ltd.[a,b]	718,430	10,482,944

		23,540,693
MANUFACTURING — 1.06%
Cheil Industries Inc.	252,202	20,542,762
Doosan Corp.	50,255	5,987,020
Kumho Petro Chemical Co. Ltd.[b]	94,824	9,589,018

		36,118,800
METAL FABRICATE & HARDWARE — 0.47%
Hyosung Corp.	149,798	7,816,210
Hyundai Hysco Co. Ltd.	244,586	8,154,184

		15,970,394
MINING — 0.57%
Korea Zinc Co. Ltd.	55,293	19,199,934

		19,199,934
OIL & GAS — 3.93%
GS Holdings Corp.	330,537	21,306,751
S-Oil Corp.	288,613	26,627,053
SK Holdings Co. Ltd.	158,587	25,776,383
SK Innovation Co. Ltd.	363,314	59,723,309

		133,433,496
PHARMACEUTICALS — 0.30%
Yuhan Corp.	61,073	10,067,675

		10,067,675

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED INDEX FUND

February 28, 2013

Security	Shares	Value

RETAIL — 2.16%
E-Mart Co. Ltd.	129,254	$26,380,194
Hyundai Department Store Co. Ltd.	94,800	13,219,865
Lotte Shopping Co. Ltd.	67,561	24,270,985
Shinsegae Co. Ltd.	45,629	9,544,449

		73,415,493
SEMICONDUCTORS — 24.14%
Samsung Electronics Co. Ltd.	521,711	743,907,634
SK Hynix Inc.[a,b]	3,108,910	76,084,423

		819,992,057
SHIPBUILDING — 3.27%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	635,312	17,630,850
Hyundai Heavy Industries Co. Ltd.	249,168	49,358,425
Hyundai Mipo Dockyard Co. Ltd.	78,440	8,547,937
Samsung Heavy Industries Co. Ltd.	995,600	35,536,619

		111,073,831
TELECOMMUNICATIONS — 1.89%
KT Corp.	293,962	9,718,874
LG Uplus Corp.[a]	1,646,945	12,928,250
Samsung SDI Co. Ltd.	221,809	28,473,161
SK Telecom Co. Ltd.	78,825	12,994,032

		64,114,317
TRANSPORTATION — 0.69%
Hyundai Glovis Co. Ltd.	92,727	17,597,856
Hyundai Merchant Marine Co. Ltd.[a,b]	364,424	5,990,578

		23,588,434

TOTAL COMMON STOCKS
(Cost: $1,605,868,124)		3,306,857,660

PREFERRED STOCKS — 1.84%

AUTO MANUFACTURERS — 0.86%
Hyundai Motor Co. Ltd.	156,198	10,443,733
Hyundai Motor Co. Ltd. Series 2	263,808	18,978,730

		29,422,463
CHEMICALS — 0.15%
LG Chem Ltd.	56,271	4,983,620

		4,983,620

Security	Shares	Value

SEMICONDUCTORS — 0.83%
Samsung Electronics Co. Ltd.	34,570	$28,094,660

		28,094,660

TOTAL PREFERRED STOCKS
(Cost: $28,992,362)		62,500,743

SHORT-TERM INVESTMENTS — 2.93%

MONEY MARKET FUNDS — 2.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	89,601,493	89,601,493
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	6,487,444	6,487,444
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	3,529,802	3,529,802

		99,618,739

TOTAL SHORT-TERM INVESTMENTS
(Cost: $99,618,739)		99,618,739

TOTAL INVESTMENTS IN SECURITIES — 102.14%
(Cost: $1,734,479,225)		3,468,977,142
Other Assets, Less Liabilities — (2.14)%		(72,833,551)

NET ASSETS — 100.00%		$3,396,143,591

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

AIRLINES — 0.49%
China Airlines Ltd.[a]	17,119,761	$7,040,301
EVA Airways Corp.[a]	10,070,212	6,330,691

		13,370,992
APPAREL — 1.35%
Far Eastern New Century Corp.	20,140,031	22,335,193
Pou Chen Corp.	14,098,103	14,304,111

		36,639,304
AUTO MANUFACTURERS — 0.54%
China Motor Co. Ltd.	4,028,000	3,760,996
Yulon Motor Co. Ltd.[b]	6,042,362	10,815,210

		14,576,206
AUTO PARTS & EQUIPMENT — 1.38%
Cheng Shin Rubber Industry Co. Ltd.	12,084,757	32,832,704
Nan Kang Rubber Tire Co. Ltd.[b]	4,028,404	4,650,796

		37,483,500
BANKS — 0.83%
Chang Hwa Commercial Bank Ltd.	28,196,155	16,490,091
Taiwan Business Bank Ltd.[a]	19,211,556	5,996,630

		22,486,721
BUILDING MATERIALS — 1.76%
Asia Cement Corp.	13,091,181	16,327,295
Taiwan Cement Corp.	20,140,504	25,832,039
Taiwan Glass Industry Corp.[b]	6,042,693	5,713,432

		47,872,766
CHEMICALS — 7.90%
China Petrochemical Development Corp.	10,070,540	6,229,060
Eternal Chemical Co. Ltd.	4,209,839	3,682,447
Formosa Chemicals & Fibre Corp.	20,140,204	51,323,865
Formosa Plastics Corp.	26,182,768	66,192,763
LCY Chemical Corp.	3,021,048	3,849,312
Nan Ya Plastics Corp.	31,217,860	59,875,490
Oriental Union Chemical Corp.	3,467,000	3,850,729
Taiwan Fertilizer Co. Ltd.	5,035,000	12,202,872
TSRC Corp.[b]	3,509,720	7,216,656

		214,423,194

Security	Shares	Value

COMPUTERS — 8.19%
Acer Inc.[a,b]	16,112,841	$14,365,855
Advantech Co. Ltd.	2,014,771	8,964,649
ASUSTeK Computer Inc.[b]	4,439,857	53,877,219
Chicony Electronics Co. Ltd.	3,021,135	7,912,703
Clevo Co.[b]	3,255,991	4,571,218
Compal Electronics Inc.[b]	27,189,554	19,017,520
Foxconn Technology Co. Ltd.[b]	5,035,442	13,833,399
Innolux Corp.[a,b]	44,308,869	24,494,479
Inventec Corp.	15,105,868	6,008,435
Lite-On Technology Corp.	13,149,639	20,278,630
Quanta Computer Inc.[b]	16,112,240	34,379,006
Wistron Corp.	13,091,404	14,562,430

		222,265,543
DIVERSIFIED FINANCIAL SERVICES — 11.27%
Capital Securities Corp.	11,077,043	4,200,588
China Development Financial Holding Corp.[a]	80,560,508	23,978,200
Chinatrust Financial Holding Co. Ltd.[b]	73,511,672	43,487,767
E.Sun Financial Holding Co. Ltd.[b]	25,358,553	15,172,478
First Financial Holding Co. Ltd.	41,287,536	26,303,555
Fubon Financial Holding Co. Ltd.	37,259,515	50,237,831
Hua Nan Financial Holdings Co. Ltd.	33,231,410	19,434,883
Mega Financial Holding Co. Ltd.	52,364,972	43,157,217
SinoPac Financial Holdings Co. Ltd.	39,431,979	17,943,866
Taishin Financial Holdings Co. Ltd.	43,301,361	17,661,216
Taiwan Cooperative Financial Holding Co. Ltd.	30,210,599	17,311,789
Yuanta Financial Holding Co. Ltd.	52,364,453	27,094,344

		305,983,734
ELECTRICAL COMPONENTS & EQUIPMENT — 2.40%
Delta Electronics Inc.	12,084,180	45,010,429
Hermes Microvision Inc.	189,000	3,847,977
Pacific Electric Wire & Cable Co. Ltd.[a,c]	197	—
Simplo Technology Co. Ltd.[b]	2,014,835	8,930,976
Walsin Lihwa Corp.[a]	21,147,069	7,270,831

		65,060,213
ELECTRONICS — 11.88%
AU Optronics Corp.[a,b]	49,343,830	21,456,370

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2013

Security	Shares	Value

Cheng Uei Precision Industry Co. Ltd.[b]	2,014,761	$3,809,957
E Ink Holdings Inc.[b]	5,035,000	3,861,131
Hon Hai Precision Industry Co. Ltd.	65,455,899	180,262,146
Kinsus Interconnect Technology Corp.	2,014,043	6,347,666
Pegatron Corp.[a,b]	10,070,037	13,577,654
Phison Electronics Corp.[b]	1,007,698	7,574,761
Radiant Opto-Electronics Corp.[b]	2,721,450	9,815,622
Synnex Technology International Corp.[b]	8,056,538	16,294,213
TPK Holding Co. Ltd.[b]	1,458,466	27,629,073
Tripod Technology Corp.[b]	3,021,061	6,262,797
Unimicron Technology Corp.	8,056,794	7,658,524
Wintek Corp.[a,b]	11,077,926	5,227,815
WPG Holdings Co. Ltd.[b]	9,063,744	10,296,064
Ya Hsin Industrial Co. Ltd.[a,c]	6,845,461	2
Zhen Ding Technology Holding Ltd.[b]	1,071,450	2,430,640

		322,504,435
ENGINEERING & CONSTRUCTION — 0.29%
CTCI Corp.	4,028,000	8,024,364

		8,024,364
FOOD — 2.09%
Standard Foods Corp.[b]	2,014,920	5,847,829
Uni-President Enterprises Co.	27,196,547	50,879,219

		56,727,048
INSURANCE — 3.03%
Cathay Financial Holding Co. Ltd.	46,322,987	58,710,812
China Life Insurance Co. Ltd.[a]	12,084,921	11,569,001
Shin Kong Financial Holding Co. Ltd.[a]	39,273,411	11,901,234

		82,181,047
IRON & STEEL — 2.80%
China Steel Corp.[b]	73,604,701	67,485,138
Feng Hsin Iron & Steel Co. Ltd.	2,014,050	3,509,898
Tung Ho Steel Enterprise Corp.[b]	5,035,882	4,922,744

		75,917,780
LEISURE TIME — 0.64%
Giant Manufacturing Co. Ltd.	2,014,590	11,035,035
Merida Industry Co. Ltd.	1,313,000	6,395,379

		17,430,414

Security	Shares	Value

LODGING — 0.09%
Formosa International Hotels Corp.	196,020	$2,421,631

		2,421,631
MACHINERY — 0.33%
Teco Electric and Machinery Co. Ltd.	11,077,092	8,849,277

		8,849,277
MANUFACTURING — 1.05%
Airtac International Group[b]	468,000	2,729,139
Hiwin Technologies Corp.[b]	1,091,854	9,017,047
Largan Precision Co. Ltd.	626,794	16,902,405

		28,648,591
METAL FABRICATE & HARDWARE — 0.60%
Catcher Technology Co. Ltd.[b]	3,581,743	16,178,301

		16,178,301
OIL & GAS — 0.77%
Formosa Petrochemical Corp.[b]	7,493,950	20,840,034

		20,840,034
PHARMACEUTICALS — 0.18%
ScinoPharm Taiwan Ltd.	1,963,000	4,817,097

		4,817,097
REAL ESTATE — 1.04%
Chailease Holding Co. Ltd.	4,028,000	11,296,567
Farglory Land Development Co. Ltd.[b]	2,014,000	3,822,096
Highwealth Construction Corp.	2,014,200	4,209,475
Ruentex Development Co. Ltd.[b]	4,028,665	8,813,320

		28,141,458
RETAIL — 1.73%
Far Eastern Department Stores Co. Ltd.[b]	6,042,090	5,712,862
Hotai Motor Co. Ltd.[b]	1,535,000	11,693,661
President Chain Store Corp.	4,028,215	22,268,460
Ruentex Industries Ltd.[b]	3,021,550	7,272,131

		46,947,114
SEMICONDUCTORS — 29.44%
Advanced Semiconductor Engineering Inc.	39,305,448	32,592,791
Epistar Corp.[b]	5,035,047	9,775,966
Macronix International Co. Ltd.[b]	23,161,448	6,597,146
MediaTek Inc.[b]	7,518,632	84,521,726

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2013

Security	Shares	Value

MStar Semiconductor Inc.[b]	1,371,634	$10,310,430
Novatek Microelectronics Corp. Ltd.	3,337,544	13,950,262
Powertech Technology Inc.[b]	5,035,036	7,323,473
Realtek Semiconductor Corp.	3,048,746	7,255,371
Richtek Technology Corp.	1,007,416	6,163,383
Siliconware Precision Industries Co. Ltd.	19,133,214	20,541,448
Taiwan Semiconductor Manufacturing Co. Ltd.	161,120,882	567,546,969
Transcend Information Inc.[b]	1,007,905	2,870,847
United Microelectronics Corp.[b]	79,553,501	29,765,691

		799,215,503
TELECOMMUNICATIONS — 6.80%
Chunghwa Telecom Co. Ltd.	25,175,648	78,242,959
Far EasTone Telecommunications Co. Ltd.	10,070,259	23,320,135
HTC Corp.[b]	4,743,884	44,294,267
Taiwan Mobile Co. Ltd.	11,077,609	38,647,381

		184,504,742
TEXTILES — 0.18%
Formosa Taffeta Co. Ltd.	5,035,515	4,879,951

		4,879,951
TRANSPORTATION — 0.74%
Evergreen Marine Corp. Ltd.[a]	11,077,766	7,076,118
U-Ming Marine Transport Corp.	3,021,800	4,685,514
Wan Hai Lines Ltd.[a]	7,049,854	3,814,072
Yang Ming Marine Transport Corp.[a]	9,376,635	4,440,757

		20,016,461

TOTAL COMMON STOCKS (Cost: $1,752,162,554)		2,708,407,421

SHORT-TERM INVESTMENTS — 9.06%

MONEY MARKET FUNDS — 9.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	224,903,877	224,903,877
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	16,283,783	16,283,783

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	4,825,986	$4,825,986

		246,013,646

TOTAL SHORT-TERM INVESTMENTS (Cost: $246,013,646)		246,013,646

TOTAL INVESTMENTS IN SECURITIES — 108.85% (Cost: $1,998,176,200)		2,954,421,067
Other Assets, Less Liabilities — (8.85)%		(240,188,680)

NET ASSETS — 100.00%		$2,714,232,387

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of February 28, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
46	MSCI Taiwan Index (Mar. 2013)	Singapore	$1,304,560	$(24,962)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

AIRLINES — 0.47%
Thai Airways International PCL NVDR[a]	6,001,666	$4,942,548

		4,942,548
AUTO PARTS & EQUIPMENT — 0.22%
Somboon Advance Technology PCL NVDR	1,789,500	2,255,672

		2,255,672
BANKS — 32.37%
Bangkok Bank PCL Foreign	6,707,300	52,305,667
Bangkok Bank PCL NVDR	4,589,700	33,786,363
Bank of Ayudhya PCL NVDR	16,797,600	19,479,570
Kasikornbank PCL Foreign	9,301,200	68,156,693
Kasikornbank PCL NVDR	5,755,700	41,015,408
Kiatnakin Bank PCL NVDR	3,486,073	7,177,209
Krung Thai Bank PCL NVDR	29,945,200	25,667,314
LH Financial Group PCL NVDR	35,858,943	1,771,854
Siam Commercial Bank PCL NVDR	13,261,500	79,346,118
Thanachart Capital PCL NVDR	5,784,900	8,750,269

		337,456,465
BUILDING MATERIALS — 0.56%
Dynasty Ceramic PCL NVDR	1,575,200	3,057,741
TPI Polene PCL NVDR	5,666,100	2,818,766

		5,876,507
CHEMICALS — 5.71%
Indorama Ventures PCL NVDR	12,709,410	10,167,528
IRPC PCL NVDR	90,040,700	12,893,223
PTT Global Chemical PCL NVDR	11,132,307	29,561,420
Siam Gas and Petrochemicals PCL NVDR	3,840,900	1,872,035
Sri Trang Agro-Industry PCL NVDR	6,290,871	3,467,909
Vinythai PCL NVDR	2,489,365	1,606,582

		59,568,697
COAL — 1.22%
Banpu PCL NVDR	967,950	12,721,629

		12,721,629
COMMERCIAL SERVICES — 0.63%
Bangkok Aviation Fuel PCL NVDR	1,419,100	1,049,419
Bangkok Expressway PCL NVDR	3,849,700	5,564,272

		6,613,691

Security	Shares	Value

COMPUTERS — 0.29%
Cal-Comp Electronics (Thailand) PCL NVDR	24,152,900	$3,068,839

		3,068,839
DISTRIBUTION & WHOLESALE — 0.22%
Energy Earth PCL NVDR[a]	8,609,200	2,344,018

		2,344,018
DIVERSIFIED FINANCIAL SERVICES — 0.67%
Thitikorn PCL NVDR	1,157,400	711,947
TISCO Financial Group PCL NVDR	3,459,300	6,279,065

		6,991,012
ELECTRIC — 1.24%
Glow Energy PCL NVDR	4,486,000	12,967,933

		12,967,933
ELECTRONICS — 1.06%
Delta Electronics (Thailand) PCL NVDR	4,705,544	6,010,443
Hana Microelectronics PCL NVDR	5,006,600	4,249,299
SVI PCL NVDR[a]	5,393,000	801,246

		11,060,988
ENGINEERING & CONSTRUCTION — 2.81%
Airports of Thailand PCL NVDR	3,564,700	14,138,978
CH. Karnchang PCL NVDR	4,501,500	3,820,601
Italian-Thai Development PCL NVDR[a]	15,186,300	3,292,492
Sino-Thai Engineering & Construction PCL NVDR	5,624,400	7,089,580
Sriracha Construction PCL NVDR	507,100	971,586

		29,313,237
ENTERTAINMENT — 0.32%
Major Cineplex Group PCL NVDR	4,630,400	3,315,211

		3,315,211
FOOD — 3.45%
Charoen Pokphand Foods PCL NVDR	26,246,900	28,673,084
GFPT PCL NVDR	4,909,900	1,312,057
Khon Kaen Sugar Industry PCL NVDR	5,177,000	2,697,261
Thai Vegetable Oil PCL NVDR	3,928,953	3,301,641

		35,984,043

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

HEALTH CARE — SERVICES — 2.62%
Bangkok Chain Hospital PCL NVDR	8,814,300	$3,525,720
Bangkok Dusit Medical Services PCL NVDR	2,611,600	13,079,946
Bumrungrad Hospital PCL NVDR	3,265,776	9,605,224
Vibhavadi Medical Center PCL NVDR	2,836,200	1,058,212

		27,269,102
HOLDING COMPANIES — DIVERSIFIED — 4.50%
Siam Cement PCL Foreign	2,199,300	35,188,800
Siam Cement PCL NVDR	749,600	11,691,240

		46,880,040
HOME BUILDERS — 0.80%
Asian Property Development PCL NVDR	9,746,760	3,374,508
Quality Houses PCL NVDR	37,476,441	4,988,461

		8,362,969
HOUSEWARES — 0.08%
Srithai Superware PCL NVDR	779,400	785,950

		785,950
INSURANCE — 0.62%
Bangkok Life Assurance PCL NVDR	2,929,400	6,424,987

		6,424,987
IRON & STEEL — 0.30%
G J Steel PCL NVDR[a]	500,684,800	1,682,974
G Steel PCL NVDR[a]	110,248,400	1,445,273

		3,128,247
LODGING — 0.63%
Central Plaza Hotel PCL NVDR	5,047,700	6,532,318

		6,532,318
MEDIA — 2.02%
BEC World PCL NVDR	8,399,800	18,987,783
MCOT PCL NVDR	1,230,100	2,015,710

		21,003,493
METAL FABRICATE & HARDWARE — 0.33%
STP & I PCL NVDR	1,164,900	3,406,598

		3,406,598
OIL & GAS — 14.83%
Bangchak Petroleum PCL NVDR	3,914,900	5,099,240
Esso (Thailand) PCL NVDR	10,995,000	3,769,714

Security	Shares	Value

PTT Exploration & Production PCL NVDR	9,881,684	$52,480,876
PTT PCL NVDR	6,488,100	76,330,588
Thai Oil PCL NVDR	7,190,300	16,918,353

		154,598,771
PACKAGING & CONTAINERS — 0.18%
Polyplex PCL NVDR	3,866,450	1,858,495

		1,858,495
REAL ESTATE — 6.17%
Amata Corp. PCL NVDR	5,352,200	4,587,600
Asset Corp. PCL NVDR	2,304,600	2,633,829
Bangkok Land PCL NVDR	71,594,100	5,053,701
Central Pattana PCL NVDR	5,398,000	17,418,756
Golden Land Property Development PCL NVDR[a]	2,636,100	1,373,430
Hemaraj Land and Development PCL NVDR	44,838,500	6,390,428
LPN Development PCL NVDR	5,480,347	4,605,334
Pruksa Real Estate PCL NVDR	6,267,180	6,319,845
Rojana Industrial Park PCL NVDR[a]	2,071,000	904,975
Sansiri PCL NVDR	29,631,528	4,980,089
Siam Future Development PCL NVDR	6,089,000	2,517,469
Supalai PCL NVDR	5,538,000	4,039,482
Ticon Industrial Connection PCL NVDR	4,750,093	3,464,774

		64,289,712
RETAIL — 6.61%
CP All PCL NVDR	33,111,900	52,589,488
Siam Global House PCL NVDR	4,922,240	4,219,063
Siam Makro PCL NVDR	741,400	12,061,768

		68,870,319
TELECOMMUNICATIONS — 7.26%
Advanced Information Service PCL NVDR	8,722,100	60,688,225
Jasmine International PCL NVDR	33,338,400	7,564,175
Loxley PCL NVDR	4,044,600	883,694
Samart Corp. PCL NVDR	4,700,700	3,017,928
Thaicom PCL NVDR[a]	3,725,200	3,506,071

		75,660,093

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

TRANSPORTATION — 1.13%
BTS Group Holdings PCL NVDR	27,241,349	$7,508,540
Precious Shipping PCL NVDR	2,794,500	1,540,497
Thoresen Thai Agencies PCL NVDR	5,091,082	2,772,287

		11,821,324
WATER — 0.49%
Thai Tap Water Supply PCL NVDR	14,351,966	5,113,642

		5,113,642

TOTAL COMMON STOCKS (Cost: $836,359,099)		1,040,486,550

WARRANTS — 0.00%

IRON & STEEL — 0.00%
G J Steel PCL NVDR (Expires 01/30/20)[a]	17,490,330	6

		6

TOTAL WARRANTS (Cost: $0)		6

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	407,408	407,408

		407,408

TOTAL SHORT-TERM INVESTMENTS (Cost: $407,408)		407,408

TOTAL INVESTMENTS IN SECURITIES — 99.85% (Cost: $836,766,507)		1,040,893,964
Other Assets, Less Liabilities — 0.15%		1,539,438

NET ASSETS — 100.00%		$1,042,433,402

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2013

	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Japan Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,344,522,414	$3,152,798,725	$57,272,763
Affiliated (Note 2)	4,571,563	77,899,246	1,197,898

Total cost of investments	$2,349,093,977	$3,230,697,971	$58,470,661

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,650,856,966	$3,519,885,447	$56,234,361
Affiliated (Note 2)	4,571,563	77,899,246	1,197,898

Total fair value of investments	2,655,428,529	3,597,784,693	57,432,259
Foreign currencies, at value[b]	6,916,484	6,350,303	41,726
Foreign currencies pledged to broker, at value[b]	667,242	1,025,862	—
Receivables:
Investment securities sold	6,937,151	36,793,869	144,655
Dividends and interest	16,891,595	19,468	109,053
Futures variation margin	865,094	63,709	—

Total Assets	2,687,706,095	3,642,037,904	57,727,693

LIABILITIES
Payables:
Investment securities purchased	6,977,831	41,544,021	179,546
Collateral for securities on loan (Note 5)	4,301,326	72,579,150	1,140,157
Investment advisory fees (Note 2)	1,011,942	1,337,193	20,126

Total Liabilities	12,291,099	115,460,364	1,339,829

NET ASSETS	$2,675,414,996	$3,526,577,540	$56,387,864

Net assets consist of:
Paid-in capital	$2,585,628,224	$3,559,168,891	$59,206,239
Distributions in excess of net investment income	(21,382,413)	(2,203,448)	(305,484)
Accumulated net realized loss	(195,857,639)	(397,538,506)	(1,470,697)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	307,026,824	367,150,603	(1,042,194)

NET ASSETS	$2,675,414,996	$3,526,577,540	$56,387,864

Shares outstanding[c]	98,800,000	175,275,000	1,200,000

Net asset value per share	$27.08	$20.12	$46.99

[a]	Securities on loan with values of $4,084,175, $68,899,927 and $1,081,636, respectively. See Note 5.
[b]	Cost of foreign currencies including currencies at broker, if any: $7,657,974, $7,375,769 and $41,656, respectively.
[c]	$0.001 par value, number of shares authorized: 627.8 million, 250 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2013

	iShares MSCI Malaysia Index Fund	iShares MSCI Pacific ex-Japan Index Fund	iShares MSCI Singapore Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$467,358,554	$3,445,861,643	$1,405,035,539
Affiliated (Note 2)	25,782	45,822,048	64,360,115

Total cost of investments	$467,384,336	$3,491,683,691	$1,469,395,654

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$904,653,804	$4,413,050,318	$1,600,611,522
Affiliated (Note 2)	25,782	45,822,048	64,360,115

Total fair value of investments	904,679,586	4,458,872,366	1,664,971,637
Foreign currencies, at value[b]	1,092,710	9,104,268	2,600,431
Foreign currency pledged to broker, at value[b]	—	—	284,405
Receivables:
Investment securities sold	2,007,993	16,053,006	2,312,944
Due from custodian (Note 4)	—	10,682,045	—
Dividends and interest	1,418,416	18,766,677	1,894,150
Capital shares sold	6,574,363	1,478,641	—

Total Assets	915,773,068	4,514,957,003	1,672,063,567

LIABILITIES
Payables:
Investment securities purchased	8,175,334	28,057,237	4,257,579
Collateral for securities on loan (Note 5)	—	43,836,785	62,003,178
Capital shares redeemed	—	—	623,903
Futures variation margin	—	—	30,539
Investment advisory fees (Note 2)	344,091	1,635,712	626,773

Total Liabilities	8,519,425	73,529,734	67,541,972

NET ASSETS	$907,253,643	$4,441,427,269	$1,604,521,595

Net assets consist of:
Paid-in capital	$544,754,090	$3,982,104,817	$1,649,015,406
Undistributed (distributions in excess of) net investment income	1,449,702	(22,499,012)	(25,524,266)
Accumulated net realized loss	(76,244,180)	(485,230,107)	(214,503,945)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	437,294,031	967,051,571	195,534,400

NET ASSETS	$907,253,643	$4,441,427,269	$1,604,521,595

Shares outstanding[c]	62,100,000	89,100,000	116,700,000

Net asset value per share	$14.61	$49.85	$13.75

[a]	Securities on loan with values of $ —, $41,373,414 and $58,460,056, respectively. See Note 5.
[b]	Cost of foreign currencies including currency at broker, if any: $1,102,866, $9,130,647 and $2,895,039, respectively.
[c]	$0.001 par value, number of shares authorized: 300 million, 1 billion and 300 million, respectively.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2013

	iShares MSCI South Korea Capped Index Fund	iShares MSCI Taiwan Index Fund	iShares MSCI Thailand Capped Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,634,860,486	$1,752,162,554	$836,359,099
Affiliated (Note 2)	99,618,739	246,013,646	407,408

Total cost of investments	$1,734,479,225	$1,998,176,200	$836,766,507

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,369,358,403	$2,708,407,421	$1,040,486,556
Affiliated (Note 2)	99,618,739	246,013,646	407,408

Total fair value of investments	3,468,977,142	2,954,421,067	1,040,893,964
Cash pledged to broker	—	453,000	—
Receivables:
Investment securities sold	26,658,381	2,510,334	38,408,332
Dividends and interest	24,252,356	609,622	1,932,929
Capital shares sold	—	—	15,663

Total Assets	3,519,887,879	2,957,994,023	1,081,250,888

LIABILITIES
Payables:
Investment securities purchased	26,152,665	1,256,645	38,354,667
Collateral for securities on loan (Note 5)	96,088,937	241,187,660	—
Foreign taxes (Note 1)	—	70,203	—
Investment advisory fees (Note 2)	1,502,686	1,247,128	462,819

Total Liabilities	123,744,288	243,761,636	38,817,486

NET ASSETS	$3,396,143,591	$2,714,232,387	$1,042,433,402

Net assets consist of:
Paid-in capital	$2,521,144,942	$2,836,323,923	$849,708,654
Undistributed (distributions in excess of) net investment income	(10,596,466)	(8,484,369)	1,216,347
Accumulated net realized loss	(848,660,171)	(1,069,827,262)	(12,626,104)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,734,255,286	956,220,095	204,134,505

NET ASSETS	$3,396,143,591	$2,714,232,387	$1,042,433,402

Shares outstanding[b]	54,500,000	201,400,000	11,550,000

Net asset value per share	$62.31	$13.48	$90.25

[a]	Securities on loan with values of $91,076,846, $226,972,989 and $ —, respectively. See Note 5.
[b]	$0.001 par value, number of shares authorized: 200 million, 900 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Japan Small Cap Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$54,585,789	$20,059,073	$447,073
Interest — unaffiliated	30,726	—	—
Interest — affiliated (Note 2)	1,689	1,495	16
Securities lending income — affiliated (Note 2)	86,367	380,892	6,274

Total investment income	54,704,571	20,441,460	453,363

EXPENSES
Investment advisory fees (Note 2)	6,210,389	7,102,648	111,927

Total expenses	6,210,389	7,102,648	111,927

Net investment income	48,494,182	13,338,812	341,436

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(29,004,506)	(26,878,823)	(170,451)
In-kind redemptions — unaffiliated	48,186,036	14,896,640	603,169
Futures contracts	1,817,979	1,524,347	—
Foreign currency transactions	(364,057)	(1,716)	(29,027)

Net realized gain (loss)	20,635,452	(10,459,552)	403,691

Net change in unrealized appreciation/depreciation on:
Investments	374,747,310	445,476,964	4,492,550
Futures contracts	915,113	87,084	—
Translation of assets and liabilities in foreign currencies	50,004	(99)	(4,862)

Net change in unrealized appreciation/depreciation	375,712,427	445,563,949	4,487,688

Net realized and unrealized gain	396,347,879	435,104,397	4,891,379

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$444,842,061	$448,443,209	$5,232,815

[a]	Net of foreign withholding tax of $690,422, $ — and $33,612, respectively.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI Malaysia Index Fund	iShares MSCI Pacific ex-Japan Index Fund	iShares MSCI Singapore Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$13,482,573	$63,199,560	$11,358,592
Interest — affiliated (Note 2)	223	1,976	1,058
Securities lending income — affiliated (Note 2)	—	456,823	765,044

Total investment income	13,482,796	63,658,359	12,124,694

EXPENSES
Investment advisory fees (Note 2)	2,433,403	9,009,401	3,957,693

Total expenses	2,433,403	9,009,401	3,957,693

Net investment income	11,049,393	54,648,958	8,167,001

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,277,233	(29,924,709)	(11,167,073)
In-kind redemptions — unaffiliated	—	21,568,216	32,707,260
Futures contracts	—	—	306,952
Foreign currency transactions	89,832	(258,003)	160,539

Net realized gain (loss)	5,367,065	(8,614,496)	22,007,678

Net change in unrealized appreciation/depreciation on:
Investments	488,290	570,975,684	83,754,190
Futures contracts	—	—	13,360
Translation of assets and liabilities in foreign currencies	11,776	30,179	(37,921)

Net change in unrealized appreciation/depreciation	500,066	571,005,863	83,729,629

Net realized and unrealized gain	5,867,131	562,391,367	105,737,307

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,916,524	$617,040,325	$113,904,308

[a]	Net of foreign withholding tax of $923,066, $924,738 and $162,480, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI South Korea Capped Index Fund	iShares MSCI Taiwan Index Fund	iShares MSCI Thailand Capped Investable Market Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$24,294,006	$279,138	$4,759,085
Interest — unaffiliated	1,578	461	—
Interest — affiliated (Note 2)	2,103	2,710	658
Securities lending income — affiliated (Note 2)	1,890,953	3,613,260 [b]	—

	26,188,640	3,895,569	4,759,743
Less: Other foreign taxes (Note 1)	—	(586,823)	—

Total investment income	26,188,640	3,308,746	4,759,743

EXPENSES
Investment advisory fees (Note 2)	9,213,115	7,632,377	2,261,197

Total expenses	9,213,115	7,632,377	2,261,197

Net investment income (loss)	16,975,525	(4,323,631)	2,498,546

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	22,031,478	(20,187,060)	(9,190,213)
In-kind redemptions — unaffiliated	—	—	13,755,777
Futures contracts	—	607,511	—
Foreign currency transactions	(210,469)	(177,393)	11,495

Net realized gain (loss)	21,821,009	(19,756,942)	4,577,059

Net change in unrealized appreciation/depreciation on:
Investments	296,555,552	237,436,597	186,533,635
Futures contracts	—	141,032	—
Translation of assets and liabilities in foreign currencies	(228,263)	(6,928)	4,544

Net change in unrealized appreciation/depreciation	296,327,289	237,570,701	186,538,179

Net realized and unrealized gain	318,148,298	217,813,759	191,115,238

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$335,123,823	$213,490,128	$193,613,784

[a]	Net of foreign withholding tax of $6,806,984, $5,786 and $528,787, respectively.
[b]	Net of foreign tax paid of $830,634.

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Hong Kong Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$48,494,182	$121,314,624	$13,338,812	$57,045,268
Net realized gain (loss)	20,635,452	(146,353)	(10,459,552)	(96,172,080)
Net change in unrealized appreciation/depreciation	375,712,427	(124,678,562)	445,563,949	77,291,953

Net increase (decrease) in net assets resulting from operations	444,842,061	(3,510,291)	448,443,209	38,165,141

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(85,067,275)	(127,985,295)	(20,527,799)	(55,827,349)

Total distributions to shareholders	(85,067,275)	(127,985,295)	(20,527,799)	(55,827,349)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	220,481,766	379,920,871	1,299,939,783	1,187,272,846
Cost of shares redeemed	(398,540,312)	(845,151,157)	(67,251,810)	(911,618,933)

Net increase (decrease) in net assets from capital share transactions	(178,058,546)	(465,230,286)	1,232,687,973	275,653,913

INCREASE (DECREASE) IN NET ASSETS	181,716,240	(596,725,872)	1,660,603,383	257,991,705

NET ASSETS
Beginning of period	2,493,698,756	3,090,424,628	1,865,974,157	1,607,982,452

End of period	$2,675,414,996	$2,493,698,756	$3,526,577,540	$1,865,974,157

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(21,382,413)	$15,190,680	$(2,203,448)	$4,985,539

SHARES ISSUED AND REDEEMED
Shares sold	8,600,000	16,400,000	68,625,000	73,350,000
Shares redeemed	(16,400,000)	(37,600,000)	(3,525,000)	(54,600,000)

Net increase (decrease) in shares outstanding	(7,800,000)	(21,200,000)	65,100,000	18,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Japan Small Cap Index Fund		iShares MSCI Malaysia Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$341,436	$1,024,054	$11,049,393	$24,520,962
Net realized gain (loss)	403,691	2,654,100	5,367,065	(3,123,398)
Net change in unrealized appreciation/depreciation	4,487,688	(8,078,528)	500,066	42,688,241

Net increase (decrease) in net assets resulting from operations	5,232,815	(4,400,374)	16,916,524	64,085,805

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(687,935)	(1,368,220)	(9,599,691)	(32,637,576)
Return of capital	—	—	—	(1,278,099)

Total distributions to shareholders	(687,935)	(1,368,220)	(9,599,691)	(33,915,675)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,720,583	4,249,057	30,935,603	102,342,503
Cost of shares redeemed	(8,694,664)	(3,050,195)	(67,691,050)	(174,222,658)

Net increase (decrease) in net assets from capital share transactions	9,025,919	(25,801,138)	(36,755,447)	(71,880,155)

INCREASE (DECREASE) IN NET ASSETS	13,570,799	(31,569,732)	(29,438,614)	(41,710,025)

NET ASSETS
Beginning of period	42,817,065	74,386,797	936,692,257	978,402,282

End of period	$56,387,864	$42,817,065	$907,253,643	$936,692,257

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(305,484)	$41,015	$1,449,702	$—

SHARES ISSUED AND REDEEMED
Shares sold	400,000	100,000	2,100,000	7,275,000
Shares redeemed	(200,000)	(700,000)	(4,500,000)	(13,050,000)

Net increase (decrease) in shares outstanding	200,000	(600,000)	(2,400,000)	(5,775,000)

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Pacific ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$54,648,958	$134,564,204	$8,167,001	$48,620,016
Net realized gain (loss)	(8,614,496)	19,498,306	22,007,678	5,615,906
Net change in unrealized appreciation/depreciation	571,005,863	(127,950,024)	83,729,629	(25,799,426)

Net increase in net assets resulting from operations	617,040,325	26,112,486	113,904,308	28,436,496

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(85,932,393)	(141,521,654)	(38,608,771)	(55,248,494)

Total distributions to shareholders	(85,932,393)	(141,521,654)	(38,608,771)	(55,248,494)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	777,647,140	77,411,532	166,909,810	109,538,489
Cost of shares redeemed	(55,909,672)	(322,287,900)	(150,370,259)	(283,239,248)

Net increase (decrease) in net assets from capital share transactions	721,737,468	(244,876,368)	16,539,551	(173,700,759)

INCREASE (DECREASE) IN NET ASSETS	1,252,845,400	(360,285,536)	91,835,088	(200,512,757)

NET ASSETS
Beginning of period	3,188,581,869	3,548,867,405	1,512,686,507	1,713,199,264

End of period	$4,441,427,269	$3,188,581,869	$1,604,521,595	$1,512,686,507

Undistributed (distributions in excess of )net investment income included in net assets at end of period	$(22,499,012)	$8,784,423	$(25,524,266)	$4,917,504

SHARES ISSUED AND REDEEMED
Shares sold	16,500,000	1,800,000	12,300,000	8,600,000
Shares redeemed	(1,200,000)	(7,800,000)	(11,100,000)	(24,400,000)

Net increase (decrease) in shares outstanding	15,300,000	(6,000,000)	1,200,000	(15,800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Korea Capped Index Fund		iShares MSCI Taiwan Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$16,975,525	$13,344,165	$(4,323,631)	$52,569,798
Net realized gain (loss)	21,821,009	293,479,714	(19,756,942)	9,808,034
Net change in unrealized appreciation/depreciation	296,327,289	(395,833,750)	237,570,701	(245,000,348)

Net increase (decrease) in net assets resulting from operations	335,123,823	(89,009,871)	213,490,128	(182,622,516)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,847,855)	(21,597,221)	(53,961,288)	(88,700,282)

Total distributions to shareholders	(18,847,855)	(21,597,221)	(53,961,288)	(88,700,282)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	410,316,408	128,924,534	342,174,515	381,912,612
Cost of shares redeemed	—	(1,419,990,818)	(34,598,958)	(720,973,706)

Net increase (decrease) in net assets from capital share transactions	410,316,408	(1,291,066,284)	307,575,557	(339,061,094)

INCREASE (DECREASE) IN NET ASSETS	726,592,376	(1,401,673,376)	467,104,397	(610,383,892)

NET ASSETS
Beginning of period	2,669,551,215	4,071,224,591	2,247,127,990	2,857,511,882

End of period	$3,396,143,591	$2,669,551,215	$2,714,232,387	$2,247,127,990

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(10,596,466)	$(8,724,136)	$(8,484,369)	$49,800,550

SHARES ISSUED AND REDEEMED
Shares sold	6,800,000	2,350,000	25,400,000	30,600,000
Shares redeemed	—	(26,400,000)	(2,600,000)	(59,400,000)

Net increase (decrease) in shares outstanding	6,800,000	(24,050,000)	22,800,000	(28,800,000)

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Thailand Capped Investable Market Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,498,546	$15,574,422
Net realized gain	4,577,059	58,835,767
Net change in unrealized appreciation/depreciation	186,538,179	(54,329,252)

Net increase in net assets resulting from operations	193,613,784	20,080,937

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,828,525)	(15,932,327)

Total distributions to shareholders	(3,828,525)	(15,932,327)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	309,691,537	364,124,479
Cost of shares redeemed	(53,010,894)	(405,145,323)

Net increase (decrease) in net assets from capital share transactions	256,680,643	(41,020,844)

INCREASE (DECREASE) IN NET ASSETS	446,465,902	(36,872,234)

NET ASSETS
Beginning of period	595,967,500	632,839,734

End of period	$1,042,433,402	$595,967,500

Undistributed net investment income included in net assets at end of period	$1,216,347	$2,546,326

SHARES ISSUED AND REDEEMED
Shares sold	3,800,000	5,250,000
Shares redeemed	(700,000)	(6,350,000)

Net increase (decrease) in shares outstanding	3,100,000	(1,100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$23.39	$24.18	$20.92	$20.33	$23.96	$27.62

Income from investment operations:
Net investment income[a]	0.50	1.04	0.99	0.72	0.78	0.96
Net realized and unrealized gain (loss)[b]	4.09	(0.72)	3.33	0.69	(3.47)	(3.34)

Total from investment operations	4.59	0.32	4.32	1.41	(2.69)	(2.38)

Less distributions from:
Net investment income	(0.90)	(1.11)	(1.06)	(0.82)	(0.94)	(1.28)

Total distributions	(0.90)	(1.11)	(1.06)	(0.82)	(0.94)	(1.28)

Net asset value, end of period	$27.08	$23.39	$24.18	$20.92	$20.33	$23.96

Total return	19.96%[c]	1.84%	20.54%	6.86%	(8.91)%	(9.25)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,675,415	$2,493,699	$3,090,425	$2,196,817	$1,593,676	$1,059,092
Ratio of expenses to average net assets[d]	0.51%	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets[d]	4.02%	4.61%	3.95%	3.24%	4.92%	3.38%
Portfolio turnover rate[e]	3%	9%	9%	8%	14%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$16.94	$17.59	$16.02	$14.39	$15.87	$18.30

Income from investment operations:
Net investment income[a]	0.09	0.54	0.42	0.42	0.52	0.45
Net realized and unrealized gain (loss)[b]	3.22	(0.65)	1.56	1.69	(1.46)	(2.25)

Total from investment operations	3.31	(0.11)	1.98	2.11	(0.94)	(1.80)

Less distributions from:
Net investment income	(0.13)	(0.54)	(0.41)	(0.48)	(0.54)	(0.63)

Total distributions	(0.13)	(0.54)	(0.41)	(0.48)	(0.54)	(0.63)

Net asset value, end of period	$20.12	$16.94	$17.59	$16.02	$14.39	$15.87

Total return	19.59%[c]	(0.33)%	12.27%	14.85%	(4.77)%	(10.54)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,526,578	$1,865,974	$1,607,982	$1,976,317	$1,951,777	$1,675,184
Ratio of expenses to average net assets[d]	0.51%	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets[d]	0.96%	3.26%	2.25%	2.67%	4.29%	2.34%
Portfolio turnover rate[e]	5%	11%	15%	5%	9%	17%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Small Cap Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Dec. 20, 2007[a] to Aug. 31, 2008
Net asset value, beginning of period	$42.82	$46.49	$40.74	$44.45	$43.24	$48.85

Income from investment operations:
Net investment income[b]	0.34	0.82	0.78	0.61	0.60	0.29
Net realized and unrealized gain (loss)[c]	4.59	(3.25)	5.87	(3.39)	1.29	(5.74)

Total from investment operations	4.93	(2.43)	6.65	(2.78)	1.89	(5.45)

Less distributions from:
Net investment income	(0.76)	(1.24)	(0.90)	(0.93)	(0.68)	(0.16)

Total distributions	(0.76)	(1.24)	(0.90)	(0.93)	(0.68)	(0.16)

Net asset value, end of period	$46.99	$42.82	$46.49	$40.74	$44.45	$43.24

Total return	11.68%[d]	(5.18)%	16.38%	(6.25)%	4.62%	(11.19)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,388	$42,817	$74,387	$36,664	$35,556	$34,594
Ratio of expenses to average net assets[e]	0.51%	0.53%	0.51%	0.53%	0.56%	0.53%
Ratio of net investment income to average net assets[e]	1.57%	1.84%	1.72%	1.46%	1.59%	0.93%
Portfolio turnover rate[f]	6%	7%	10%	7%	7%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$14.52	$13.92	$12.98	$9.79	$9.39	$10.97

Income from investment operations:
Net investment income[a]	0.17	0.38	0.41	0.24	0.28	0.34
Net realized and unrealized gain (loss)[b]	0.07	0.76	0.92	3.20	0.40	(1.31)

Total from investment operations	0.24	1.14	1.33	3.44	0.68	(0.97)

Less distributions from:
Net investment income	(0.15)	(0.52)	(0.39)	(0.25)	(0.28)	(0.61)
Return of capital	—	(0.02)	—	—	—	—

Total distributions	(0.15)	(0.54)	(0.39)	(0.25)	(0.28)	(0.61)

Net asset value, end of period	$14.61	$14.52	$13.92	$12.98	$9.79	$9.39

Total return	1.61%[c]	8.61%	10.19%	35.76%	8.00%	(9.86)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$907,254	$936,692	$978,402	$794,142	$513,000	$473,091
Ratio of expenses to average net assets[d]	0.52%	0.53%	0.52%	0.53%	0.56%	0.52%
Ratio of net investment income to average net assets[d]	2.34%	2.73%	2.84%	2.17%	3.45%	2.84%
Portfolio turnover rate[e]	7%	24%	49%	29%	52%	92%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2013 and the years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009, and August 31, 2008 were 3%, 14%, 14%, 10%, 12%, and 16%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]
Net asset value, beginning of period	$43.21	$44.47	$39.25	$36.85	$41.37	$48.31

Income from investment operations:
Net investment income[b]	0.69	1.73	1.64	1.25	1.38	1.64
Net realized and unrealized gain (loss)[c]	7.06	(1.14)	5.31	2.52	(4.79)	(6.01)

Total from investment operations	7.75	0.59	6.95	3.77	(3.41)	(4.37)

Less distributions from:
Net investment income	(1.11)	(1.85)	(1.73)	(1.37)	(1.11)	(2.51)
Net realized gain	—	—	—	—	—	(0.06)

Total distributions	(1.11)	(1.85)	(1.73)	(1.37)	(1.11)	(2.57)

Net asset value, end of period	$49.85	$43.21	$44.47	$39.25	$36.85	$41.37

Total return	18.10%[d]	1.82%	17.61%	10.27%	(7.23)%	(9.87)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,441,427	$3,188,582	$3,548,867	$3,438,149	$3,382,554	$3,263,971
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	3.01%	4.16%	3.53%	3.09%	4.83%	3.35%
Portfolio turnover rate[f]	4%	7%	10%	7%	10%	14%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$13.10	$13.05	$12.17	$10.25	$11.44	$13.28

Income from investment operations:
Net investment income[a]	0.07	0.41	0.45	0.32	0.32	0.47
Net realized and unrealized gain (loss)[b]	0.93	0.11	0.92	1.97	(1.16)	(1.67)

Total from investment operations	1.00	0.52	1.37	2.29	(0.84)	(1.20)

Less distributions from:
Net investment income	(0.35)	(0.47)	(0.49)	(0.37)	(0.35)	(0.64)

Total distributions	(0.35)	(0.47)	(0.49)	(0.37)	(0.35)	(0.64)

Net asset value, end of period	$13.75	$13.10	$13.05	$12.17	$10.25	$11.44

Total return	7.65%[c]	4.67%	11.27%	22.68%	(5.87)%	(9.55)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,604,522	$1,512,687	$1,713,199	$1,730,001	$1,294,039	$1,476,968
Ratio of expenses to average net assets[d]	0.51%	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets[d]	1.06%	3.32%	3.34%	2.80%	3.97%	3.56%
Portfolio turnover rate[e]	2%	3%	10%	9%	15%	16%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Capped Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$55.97	$56.74	$47.76	$42.01	$43.55	$63.60

Income from investment operations:
Net investment income[a]	0.33	0.23	0.29	0.32	0.30	0.80
Net realized and unrealized gain (loss)[b]	6.37	(0.63)	9.19	5.82	(1.45)	(19.87)

Total from investment operations	6.70	(0.40)	9.48	6.14	(1.15)	(19.07)

Less distributions from:
Net investment income	(0.36)	(0.37)	(0.43)	(0.39)	(0.39)	(0.98)
Return of capital	—	—	(0.07)	—	—	—

Total distributions	(0.36)	(0.37)	(0.50)	(0.39)	(0.39)	(0.98)

Net asset value, end of period	$62.31	$55.97	$56.74	$47.76	$42.01	$43.55

Total return	11.98%[c]	(0.62)%	19.76%	14.65%	(2.31)%	(30.35)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,396,144	$2,669,551	$4,071,225	$3,255,168	$2,398,550	$1,985,763
Ratio of expenses to average net assets[d]	0.60%	0.61%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets[d]	1.11%	0.42%	0.49%	0.67%	0.91%	1.35%
Portfolio turnover rate[e]	6%	12%	18%	14%	62%	42%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2013 and the years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009 and August 31, 2008 were 6%, 8%, 6%, 6%, 8% and 15%, respectively. See Note 4.

See notes to financial statements.

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$12.58	$13.78	$12.19	$10.94	$13.13	$15.99

Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.28	0.39	0.23	0.30	0.54
Net realized and unrealized gain (loss)[b]	1.19	(1.01)	1.49	1.23	(1.89)	(3.01)

Total from investment operations	1.17	(0.73)	1.88	1.46	(1.59)	(2.47)

Less distributions from:
Net investment income	(0.27)	(0.47)	(0.29)	(0.21)	(0.60)	(0.39)

Total distributions	(0.27)	(0.47)	(0.29)	(0.21)	(0.60)	(0.39)

Net asset value, end of period	$13.48	$12.58	$13.78	$12.19	$10.94	$13.13

Total return	9.33%[c]	(4.80)%	15.24%	13.30%	(9.67)%	(15.69)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,714,232	$2,247,128	$2,857,512	$2,721,439	$3,035,331	$2,918,008
Ratio of expenses to average net assets[d,e]	0.60%	0.61%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income (loss) to average net assets[d]	(0.34)%	2.25%	2.64%	1.90%	3.18%	3.54%
Portfolio turnover rate[f]	5%	22%	23%	9%	52%	33%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2013 and the years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009, and August 31, 2008 were 2%, 7%, 8%, 4%, 14%, and 11%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Thailand Capped Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008
Net asset value, beginning of period	$70.53	$66.27	$55.06	$36.87	$38.83	$50.03

Income from investment operations:
Net investment income[b]	0.26	1.76	1.65	1.44	1.17	0.32
Net realized and unrealized gain (loss)[c]	19.88	4.37	11.10	17.95	(1.88)	(11.52)

Total from investment operations	20.14	6.13	12.75	19.39	(0.71)	(11.20)

Less distributions from:
Net investment income	(0.42)	(1.87)	(1.54)	(1.20)	(1.25)	—

Total distributions	(0.42)	(1.87)	(1.54)	(1.20)	(1.25)	—

Net asset value, end of period	$90.25	$70.53	$66.27	$55.06	$36.87	$38.83

Total return	28.63%[d]	9.57%	23.33%	53.19%	(0.33)%	(22.39)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,042,433	$595,968	$632,840	$520,304	$94,021	$58,248
Ratio of expenses to average net assets[e,f]	0.60%	0.61%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets[e]	0.67%	2.66%	2.56%	3.22%	4.00%	1.68%
Portfolio turnover rate[g]	14%	12%	22%	14%	15%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
Australia	Non-diversified
Hong Kong	Non-diversified
Japan Small Cap	Diversified
Malaysia	Non-diversified
Pacific ex-Japan	Diversified

iShares MSCI Index Fund	Diversification Classification
Singapore	Non-diversified
South Korea Capped[a]	Non-diversified
Taiwan	Non-diversified
Thailand Capped Investable Market[b]	Non-diversified

[a]	Formerly the iShares MSCI South Korea Index Fund
[b]	Formerly the iShares MSCI Thailand Investable Market Index Fund

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

(such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Australia
Assets:
Common Stocks	$2,650,856,719	$—	$—	$2,650,856,719
Investment Companies	—	—	247	247
Money Market Funds	4,571,563	—	—	4,571,563
Futures Contracts[a]	865,094	—	—	865,094

	$2,656,293,376	$—	$247	$2,656,293,623

Hong Kong
Assets:
Common Stocks	$3,519,885,447	$—	$—	$3,519,885,447
Money Market Funds	77,899,246	—	—	77,899,246
Futures Contracts[a]	63,709	—	—	63,709

	$3,597,848,402	$—	$—	$3,597,848,402

Japan Small Cap
Assets:
Common Stocks	$56,234,361	$—	$—	$56,234,361
Money Market Funds	1,197,898	—	—	1,197,898

	$57,432,259	$—	$—	$57,432,259

Malaysia
Assets:
Common Stocks	$904,653,804	$—	$—	$904,653,804
Money Market Funds	25,782	—	—	25,782

	$904,679,586	$—	$—	$904,679,586

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Pacific ex-Japan
Assets:
Common Stocks	$4,395,190,676	$17,859,289	$—		$4,413,049,965
Investment Companies	—	—	353		353
Money Market Funds	45,822,048	—	—		45,822,048

	$4,441,012,724	$17,859,289	$353		$4,458,872,366

Singapore
Assets:
Common Stocks	$1,546,945,660	$53,665,862	$—		$1,600,611,522
Money Market Funds	64,360,115	—	—		64,360,115
Liabilities:
Futures Contracts[a]	(30,539)	—	—		(30,539)

	$1,611,275,236	$53,665,862	$—		$1,664,941,098

South Korea Capped
Assets:
Common Stocks	$3,306,857,660	$—	$0	[b]	$3,306,857,660
Preferred Stocks	62,500,743	—	—		62,500,743
Money Market Funds	99,618,739	—	—		99,618,739

	$3,468,977,142	$—	$0	[b]	$3,468,977,142

Taiwan
Assets:
Common Stocks	$2,708,407,419	$—	$2		$2,708,407,421
Money Market Funds	246,013,646	—	—		246,013,646
Liabilities:
Futures Contracts[a]	(24,962)	—	—		(24,962)

	$2,954,396,103	$—	$2		$2,954,396,105

Thailand Capped Investable Market
Assets:
Common Stocks	$1,040,486,550	$—	$—		$1,040,486,550
Warrants	—	6	—		6
Money Market Funds	407,408	—	—		407,408

	$1,040,893,958	$6	$—		$1,040,893,964

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

The iShares MSCI Singapore Index Fund had transfers from Level 1 to Level 2 during the period ended February 28, 2013 in the amount of $53,665,862, resulting from a suspension of trading due to a pending corporate action.

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia and iShares MSCI Singapore Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to each of the iShares MSCI South Korea Capped, iShares MSCI Taiwan and iShares MSCI Thailand Capped Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BFA is entitled to an annual investment advisory fee of 0.50% based on the Fund’s allocable portion of the aggregate of the average daily net assets (of the Fund and certain other iShares funds) up to $46 billion, and 0.475% on its allocable portion of the aggregate average daily net assets in excess of $46 billion.

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended February 28, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$46,505
Hong Kong	205,096
Japan Small Cap	3,378
Pacific ex-Japan	245,982
Singapore	411,947
South Korea Capped	1,018,205
Taiwan	2,236,324

For the six months ended February 28, 2013, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares MSCI Taiwan Index Fund in the amount of $290,722, related to the foreign tax on the securities lending income. Such reimbursement is included in the “Securities lending income — affiliated” in the Fund’s Statement of Operations.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2013 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$78,118,953	$111,488,871
Hong Kong	267,702,389	141,019,985
Japan Small Cap	2,502,103	2,763,033
Malaysia	63,025,990	98,748,368
Pacific ex-Japan	135,934,601	158,002,604
Singapore	35,246,538	60,324,392
South Korea Capped	577,550,357	192,805,629
Taiwan	389,539,852	120,953,403
Thailand Capped Investable Market	139,040,193	108,566,605

In-kind transactions (see Note 4) for the six months ended February 28, 2013 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$219,516,836	$394,324,060
Hong Kong	1,165,737,125	64,929,520
Japan Small Cap	17,476,435	8,540,636
Pacific ex-Japan	766,596,074	55,272,624
Singapore	160,624,488	143,317,046
Thailand Capped Investable Market	279,374,342	51,448,177

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring[a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Australia	$23,345,303	$384,424	$—	$7,066	$529,868	$24,006,125	$23,348,244	$12,127,364	$83,748,394
Hong Kong	36,014,089	468,716	425,440	2,899,247	3,185,408	29,235,556	114,836,904	34,565,959	221,631,319
Japan Small Cap	486,584	—	—	—	—	131,718	541,322	203,697	1,363,321
Malaysia	—	—	—	—	—	39,171,645	—	—	39,171,645
Pacific ex-Japan	59,368,214	—	—	—	—	66,207,828	104,799,503	36,600,987	266,976,532
Singapore	12,674,147	2,558,348	—	—	807,115	15,680,510	132,420,824	11,588,528	175,729,472
South Korea Capped	—	—	—	—	—	60,990,953	226,591,665	78,503,704	366,086,322
Taiwan	4,857,121	12,022,719	14,435,986	64,999,586	16,734,578	343,375,145	363,052,013	19,669,958	839,147,106
Thailand Capped Investable Market	2,373,181	—	—	—	—	555,444	2,321,428	1,304,910	6,554,963

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$2,460,511,377	$401,100,754	$(206,183,602)	$194,917,152
Hong Kong	3,298,907,158	408,705,548	(109,828,013)	298,877,535
Japan Small Cap	58,833,334	4,743,492	(6,144,567)	(1,401,075)
Malaysia	506,159,239	445,688,240	(47,167,893)	398,520,347
Pacific ex-Japan	3,653,776,503	1,056,924,803	(251,828,940)	805,095,863
Singapore	1,526,020,614	252,912,896	(113,961,873)	138,951,023
South Korea Capped	2,220,651,391	1,760,275,075	(511,949,324)	1,248,325,751
Taiwan	2,187,771,759	1,004,656,227	(238,006,919)	766,649,308
Thailand Capped Investable Market	843,962,470	222,006,012	(25,074,518)	196,931,494

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the value of futures contracts held by the Funds as of February 28, 2013 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$865,094	$63,709

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.

Liabilities
	iShares MSCI Singapore Index Fund	iShares MSCI Taiwan Index Fund
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$(30,539)	$(24,962)[b]

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments.
[b]	Only current day’s variation margin is reported in the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended February 28, 2013 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Singapore Index Fund	iShares MSCI Taiwan Index Fund
Equity contracts:
Futures contracts	$1,817,979	$1,524,347	$306,952	$607,511

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Singapore Index Fund	iShares MSCI Taiwan Index Fund
Equity contracts:
Futures contracts	$915,113	$87,084	$13,360	$141,032

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2013:

	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Singapore Index Fund	iShares MSCI Taiwan Index Fund
Average number of contracts purchased	148	56	100	308
Average value of contracts purchased	$17,981,516	$7,793,647	$5,700,993	$8,118,367

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

84	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Australia	$0.68272	$—	$0.21272	$0.89544	76%	—%	24%	100%
Hong Kong	0.12186	—	0.00998	0.13184	92	—	8	100
Japan Small Cap	0.65709	—	0.10728	0.76437	86	—	14	100
Malaysia	0.13209	—	0.01419	0.14628	90	—	10	100
Pacific ex-Japan	0.91722	—	0.18873	1.10595	83	—	17	100
Singapore	0.19897	—	0.14730	0.34627	57	—	43	100
South Korea Capped	—	—	0.36456	0.36456	—	—	100	100
Taiwan	0.24945	—	0.02144	0.27089	92	—	8	100

SUPPLEMENTAL INFORMATION	85

Notes:

86	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-83-0213

FEBRUARY 28, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Brazil Capped Index Fund | EWZ | NYSE Arca
➢	iShares MSCI Canada Index Fund | EWC | NYSE Arca
➢	iShares MSCI Chile Capped Investable Market Index Fund | ECH | NYSE Arca
➢	iShares MSCI Israel Capped Investable Market Index Fund | EIS | NYSE Arca
➢	iShares MSCI Mexico Capped Investable Market Index Fund | EWW | NYSE Arca
➢	iShares MSCI South Africa Index Fund | EZA | NYSE Arca
➢	iShares MSCI Turkey Investable Market Index Fund | TUR | NYSE Arca
➢	iShares MSCI USA Index Fund | EUSA | NYSE Arca

Fund Performance Overview

iSHARES® MSCI BRAZIL CAPPED INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.40)%	(17.94)%	(17.24)%	(4.45)%	(4.65)%	(4.05)%	25.62%	25.47%	26.73%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.40)%	(17.94)%	(17.24)%	(20.36)%	(21.17)%	(18.67)%	878.33%	866.83%	968.30%

Index performance through February 11, 2013 reflects the performance of the MSCI Brazil IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® MSCI BRAZIL CAPPED INDEX FUND

The iShares MSCI Brazil Capped Index Fund (the “Fund”), formerly the iShares MSCI Brazil Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Brazil 25/50 Index (the “Index”). The Index is a free-float adjusted market capitalization-weighted index and consists of stocks traded primarily on the BM&FBOVESPA (the Brazilian exchange). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 6.29%, net of fees, while the total return for the Index was 6.86%*.

*

Index performance through February 11, 2013 reflects the performance of the MSCI Brazil IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	26.74%
Consumer Non-Cyclical	23.05
Basic Materials	17.98
Energy	11.24
Utilities	6.53
Consumer Cyclical	4.10
Communications	3.56
Industrial	3.01
Diversified	2.55
Technology	0.55
Short-Term and Other Net Assets	0.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Itau Unibanco Holding SA (Preferred)	7.52%
Vale SA Class A (Preferred)	6.81
Petroleo Brasileiro SA (Preferred)	6.61
Companhia de Bebidas das Americas (Preferred)	6.33
Banco Bradesco SA (Preferred)	6.25
Petroleo Brasileiro SA	4.14
Vale SA	4.00
BRF — Brasil Foods SA	3.00
BM&F Bovespa SA	2.57
Itausa — Investimentos Itau SA (Preferred)	2.55

TOTAL	49.78%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.40)%	(0.44)%	(0.19)%	(0.52)%	(0.56)%	(0.29)%	12.74%	12.66%	13.04%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.40)%	(0.44)%	(0.19)%	(2.57)%	(2.76)%	(1.44)%	231.72%	229.46%	240.70%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Canada Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada IndexSM (the “Index”). The Index consists of stocks traded primarily on the Toronto Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 4.60%, net of fees, while the total return for the Index was 4.73%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	35.89%
Energy	25.46
Basic Materials	17.11
Industrial	6.80
Communications	4.80
Consumer Non-Cyclical	4.41
Consumer Cyclical	3.91
Technology	1.21
Utilities	1.15
Short-Term and Other Assets, Less Liabilities	(0.74)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Royal Bank of Canada	7.23%
Toronto-Dominion Bank (The)	6.08
Bank of Nova Scotia	5.66
Suncor Energy Inc.	3.74
Canadian National Railway Co.	3.53
Bank of Montreal	3.26
Potash Corp. of Saskatchewan Inc.	2.78
Enbridge Inc.	2.73
Canadian Natural Resources Ltd.	2.69
TransCanada Corp.	2.64

TOTAL	40.34%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI CHILE CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.19)%	(1.16)%	0.13%	7.79%	7.53%	8.69%	7.36%	7.23%	8.17%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.19)%	(1.16)%	0.13%	45.53%	43.76%	51.67%	45.68%	44.72%	51.62%

Index performance through February 11, 2013 reflects the performance of the MSCI Chile Investable Market IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Chile IMI 25/50 Index.

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MSCI CHILE CAPPED INVESTABLE MARKET INDEX FUND

The iShares MSCI Chile Capped Investable Market Index Fund (the “Fund”), formerly the iShares MSCI Chile Investable Market Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Chile IMI 25/50 Index (the “Index”). The Index is a free-float adjusted market capitalization-weighted index designed to measure broad-based equity market performance in Chile. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 10.37%, net of fees, while the total return for the Index was 10.59%*.

*

Index performance through February 11, 2013 reflects the performance of the MSCI Chile Investable Market IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Chile IMI 25/50 Index.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets
Utilities	21.48%
Financial	16.72
Consumer Cyclical	13.82
Basic Materials	13.49
Consumer Non-Cyclical	13.20
Diversified	8.45
Industrial	4.12
Communications	3.13
Technology	2.36
Short-Term and Other Net Assets	3.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets
Empresas Copec SA	7.72%
LATAM Airlines Group SA	6.87
Cencosud SA	6.48
Empresa Nacional de Electricidad SA	5.88
S.A.C.I. Falabella SA	5.74
Enersis SA	5.33
Sociedad Quimica y Minera de Chile SA Series B (Preferred)	5.30
Banco Santander (Chile) SA	4.54
Empresas CMPC SA	4.43
Banco de Chile	3.68

TOTAL	55.97%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.93%	10.35%	9.38%	(0.29)%	(0.22)%	0.19%	(1.42)%	(1.07)%	0.95%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Israel Capped Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Israel Capped Investable Market IndexSM (the “Index”). The Index is a custom, free-float adjusted market capitalization-weighted index designed to measure broad-based equity market performance in Israel. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 18.35%, net of fees, while the total return for the Index was 17.89%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	37.51%
Consumer Non-Cyclical	26.19
Basic Materials	11.92
Communications	10.76
Technology	4.09
Industrial	3.72
Energy	3.51
Consumer Cyclical	1.26
Diversified	0.80
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Teva Pharmaceutical Industries Ltd.	21.84%
Israel Chemicals Ltd.	10.67
Bank Hapoalim BM	8.50
Bank Leumi le-Israel BM	8.06
Bezeq The Israel Telecommunication Corp. Ltd.	4.72
NICE Systems Ltd.	4.06
Mellanox Technologies Ltd.	3.47
Israel Corp. Ltd. (The)	3.20
Israel Discount Bank Ltd. Class A	2.73
Mizrahi Tefahot Bank Ltd.	2.59

TOTAL	69.84%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI MEXICO CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.99%	21.61%	19.94%	6.62%	6.65%	5.78%	21.56%	21.59%	20.80%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.99%	21.61%	19.94%	37.76%	38.00%	32.42%	604.68%	606.18%	561.66%

Index performance through November 30, 2007 reflects the performance of the MSCI Mexico IndexSM. Index performance beginning on December 1, 2007 through February 11, 2013 reflects the performance of the MSCI Mexico Investable Market IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Mexico IMI 25/50 Index.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® MSCI MEXICO CAPPED INVESTABLE MARKET INDEX FUND

The iShares MSCI Mexico Capped Investable Market Index Fund (the “Fund”), formerly the iShares MSCI Mexico Investable Market Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Mexico IMI 25/50 Index (the “Index”). The Index is a free-float adjusted market capitalization-weighted index and consists of stocks traded primarily on the Mexican Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 17.36%, net of fees, while the total return for the Index was 16.36%*.

*

Index performance through February 11, 2013 reflects the performance of the MSCI Mexico Investable Market IndexSM. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Mexico IMI 25/50 Index.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	24.46%
Communications	23.07
Basic Materials	14.82
Financial	12.09
Industrial	10.25
Consumer Cyclical	10.08
Diversified	5.01
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

America Movil SAB de CV Series L	17.57%
Fomento Economico Mexicano SAB de CV BD Units	9.86
Wal-Mart de Mexico SAB de CV Series V	7.12
Grupo Mexico SAB de CV Series B	6.43
Grupo Financiero Banorte SAB de CV Series O	5.15
Grupo Televisa SAB de CV CPO	4.80
Cemex SAB de CV CPO	4.69
Alfa SAB de CV Series A	3.56
Coca-Cola FEMSA SAB de CV Series L	3.43
Industrias Penoles SAB de CV	3.27

TOTAL	65.88%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.54)%	(4.52)%	(4.92)%	5.11%	5.38%	6.12%	16.12%	16.07%	17.24%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Ten Years Ended 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.54)%	(4.52)%	(4.92)%	28.28%	29.94%	34.57%	345.81%	344.00%	390.50%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI South Africa Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI South Africa IndexSM (the “Index”). The Index consists of stocks traded primarily on the Johannesburg Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 1.99%, net of fees, while the total return for the Index was 2.34%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	24.78%
Basic Materials	23.57
Communications	23.01
Consumer Non-Cyclical	9.65
Diversified	8.13
Consumer Cyclical	8.12
Industrial	1.22
Energy	0.87
Technology	0.58
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

MTN Group Ltd.	12.01%
Naspers Ltd. Class N	9.21
Sasol Ltd.	8.50
Standard Bank Group Ltd.	5.66
FirstRand Ltd.	3.86
AngloGold Ashanti Ltd.	3.41
Sanlam Ltd.	3.26
Impala Platinum Holdings Ltd.	3.01
Remgro Ltd.	2.97
Shoprite Holdings Ltd.	2.97

TOTAL	54.86%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.27%	30.03%	29.58%	7.91%	7.78%	8.27%	45.56%	44.69%	47.98%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Turkey Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Turkey Investable Market IndexSM (the “Index”). The Index is a free-float adjusted market capitalization-weighted index designed to measure broad-based equity market performance in Turkey. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 18.17%, net of fees, while the total return for the Index was 18.44%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	45.87%
Consumer Non-Cyclical	12.31
Diversified	9.78
Consumer Cyclical	8.71
Communications	8.54
Industrial	5.29
Basic Materials	4.99
Energy	3.88
Utilities	0.60
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Turkiye Garanti Bankasi AS	12.22%
Akbank TAS	9.68
Turkiye Halk Bankasi AS	6.85
Turkiye Is Bankasi AS Class C	6.22
Turkcell Iletisim Hizmetleri AS	5.66
BIM Birlesik Magazalar AS	5.57
Haci Omer Sabanci Holding AS	4.74
Turkiye Petrol Rafinerileri AS	3.88
KOC Holding AS	3.69
Anadolu Efes Biracilik ve Malt Sanayii AS	3.44

TOTAL	61.95%

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.10%	12.95%	13.29%	12.09%	12.06%	12.29%	37.97%	37.85%	38.66%

Total returns for the period since inception are calculated from the inception date of the Fund (5/5/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI USA Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA IndexSM (the “Index”). The Index is a market capitalization-weighted index designed to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 9.03%, net of fees, while the total return for the Index was 9.12%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	21.68%
Financial	15.97
Technology	12.76
Communications	11.74
Energy	11.15
Industrial	10.36
Consumer Cyclical	9.46
Utilities	3.31
Basic Materials	3.23
Diversified	0.04
Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Apple Inc.	2.91%
Exxon Mobil Corp.	2.86
General Electric Co.	1.71
Chevron Corp.	1.60
International Business Machines Corp.	1.51
Google Inc. Class A	1.49
Johnson & Johnson	1.48
Microsoft Corp.	1.47
Procter & Gamble Co. (The)	1.46
AT&T Inc.	1.43

TOTAL	17.92%

FUND PERFORMANCE OVERVIEWS	15

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Brazil Capped
Actual	$1,000.00	$1,062.90	0.60%	$3.07
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01
Canada
Actual	1,000.00	1,046.00	0.51	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
Chile Capped Investable Market
Actual	1,000.00	1,103.70	0.60	3.13
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01
Israel Capped Investable Market
Actual	1,000.00	1,183.50	0.60	3.25
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Mexico Capped Investable Market
Actual	$1,000.00	$1,173.60	0.51%	$2.75
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
South Africa
Actual	1,000.00	1,019.90	0.60	3.00
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01
Turkey Investable Market
Actual	1,000.00	1,181.70	0.60	3.25
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.60	3.01
USA
Actual	1,000.00	1,090.30	0.15	0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	17

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL CAPPED INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 50.77%

AEROSPACE & DEFENSE — 1.05%
Embraer SA	10,393,532	$87,896,341

		87,896,341
AGRICULTURE — 1.32%
Souza Cruz SA	6,923,600	110,624,917

		110,624,917
BANKS — 4.85%
Banco Bradesco SA	9,281,100	165,333,236
Banco do Brasil SA	10,412,897	138,726,269
Banco Santander (Brasil) SA Units	14,039,341	102,112,045

		406,171,550
BEVERAGES — 1.05%
Companhia de Bebidas das Americas	2,001,200	88,354,028

		88,354,028
BUILDING MATERIALS — 0.34%
Duratex SA	3,443,300	28,823,335

		28,823,335
CHEMICALS — 1.85%
Ultrapar Participacoes SA	5,970,200	154,909,342

		154,909,342
COMMERCIAL SERVICES — 6.55%
Anhanguera Educacional Participacoes SA	2,335,800	48,438,521
Arteris SA	2,576,100	27,753,240
CCR SA	15,745,400	158,083,147
Cielo SA	5,385,160	161,873,481
EcoRodovias Infraestrutura e Logistica SA	3,393,300	29,468,899
Kroton Educacional SAa	1,125,800	29,495,949
Localiza Rent A Car SA	2,650,400	50,324,220
Multiplus SA	1,013,100	18,882,573
Qualicorp SAa	2,155,900	24,131,337

		548,451,367
COSMETICS & PERSONAL CARE — 1.00%
Natura Cosmeticos SA	3,246,500	83,908,831

		83,908,831
DIVERSIFIED FINANCIAL SERVICES — 3.16%
BM&F Bovespa SA	31,725,300	215,181,970
CETIP SA — Mercados Organizados	4,114,125	49,733,239

		264,915,209

Security	Shares	Value

ELECTRIC — 2.20%
Centrais Eletricas Brasileiras SA	5,669,699	$19,930,407
CPFL Energia SA	4,634,800	47,306,795
EDP Energias do Brasil SA	4,829,300	29,335,842
Light SA	1,394,600	13,613,767
MPX Energia SAa	3,235,700	17,200,550
Tractebel Energia SA	3,209,000	56,807,951

		184,195,312
ENGINEERING & CONSTRUCTION — 0.51%
Multiplan Empreendimentos Imobiliarios SA	1,484,800	42,544,090

		42,544,090
FOOD — 4.06%
BRF — Brasil Foods SA	11,571,950	251,385,996
Cosan SA Industria e Comercio	2,352,790	55,526,367
JBS SAa	9,544,822	33,117,940

		340,030,303
FOREST PRODUCTS & PAPER — 0.66%
Fibria Celulose SAa	4,878,626	55,347,520

		55,347,520
HEALTH CARE — SERVICES — 0.81%
Amil Participacoes SA	2,363,000	37,445,142
Diagnosticos da America SA	4,445,900	30,694,722

		68,139,864
HOME BUILDERS — 0.50%
MRV Engenharia e Participacoes SA	6,559,347	42,134,291

		42,134,291
INSURANCE — 0.91%
Odontoprev SA	4,142,000	19,190,087
Porto Seguro SA	2,541,800	33,747,534
Sul America SA Units	2,467,037	23,546,097

		76,483,718
IRON & STEEL — 4.90%
Companhia Siderurgica Nacional SA	14,396,154	72,814,496
Vale SA	17,529,800	335,150,695
Vale SA SP ADR	136,653	2,595,041

		410,560,232
MACHINERY — 0.57%
WEG SA	3,568,400	47,810,893

		47,810,893

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED INDEX FUND

February 28, 2013

Security	Shares	Value

OIL & GAS — 4.63%
OGX Petroleo e Gas Participacoes SAa	25,819,400	$41,136,569
Petroleo Brasileiro SA	47,250,344	346,293,806

		387,430,375
PHARMACEUTICALS — 0.75%
Hypermarcas SAa	7,058,200	62,438,884

		62,438,884
REAL ESTATE — 2.87%
BR Malls Participacoes SA	7,664,900	99,247,099
BR Properties SA	3,663,000	45,576,754
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,110,300	53,775,338
PDG Realty SA Empreendimentos e Participacoes	25,490,900	41,386,773

		239,985,964
RETAIL — 1.81%
Lojas Americanas SA	2,076,500	18,064,741
Lojas Renner SA	2,365,900	90,179,669
Raia Drogasil SA	3,722,700	42,967,991

		151,212,401
SOFTWARE — 0.55%
Totvs SA	2,064,300	45,679,594

		45,679,594
TELECOMMUNICATIONS — 1.11%
Oi SA	4,585,373	19,597,593
TIM Participacoes SA	16,785,290	73,437,236

		93,034,829
TEXTILES — 0.64%
Companhia Hering SA	2,778,100	53,971,383

		53,971,383
TRANSPORTATION — 0.54%
ALL — America Latina Logistica SA	9,156,000	45,384,047

		45,384,047
WATER — 1.58%
Companhia de Saneamento Basico do Estado de Sao Paulo[a]	2,135,000	103,634,591

Security	Shares	Value

Companhia de Saneamento de Minas Gerais SA	1,109,200	$28,780,517

		132,415,108

TOTAL COMMON STOCKS (Cost: $3,355,554,492)		4,252,853,728

PREFERRED STOCKS — 48.54%

AUTO PARTS & EQUIPMENT — 0.34%
Marcopolo SA	4,177,000	27,993,147

		27,993,147
BANKS — 14.16%
Banco Bradesco SA	29,280,415	523,081,411
Banco do Estado do Rio Grande do Sul SA Class B	3,583,310	32,804,568
Itau Unibanco Holding SA	35,512,100	629,917,226

		1,185,803,205
BEVERAGES — 6.33%
Companhia de Bebidas das Americas	11,938,532	530,172,025

		530,172,025
CHEMICALS — 0.30%
Braskem SA Class A	3,423,036	25,242,964

		25,242,964
ELECTRIC — 2.75%
AES Tiete SA	2,234,400	23,043,557
Centrais Eletricas Brasileiras SA Class B	4,431,151	28,105,120
Companhia Energetica de Minas Gerais	9,018,393	106,874,183
Companhia Energetica de Sao Paulo Class B	3,052,170	28,312,578
Companhia Paranaense de Energia Class B	2,014,300	29,545,648
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	2,397,220	14,489,292

		230,370,378
FOOD — 1.18%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,962,564	98,470,664

		98,470,664

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED INDEX FUND

February 28, 2013

Security	Shares	Value

FOREST PRODUCTS & PAPER — 0.69%
Klabin SA	8,572,700	$57,712,122

		57,712,122
HOLDING COMPANIES — DIVERSIFIED — 3.34%
Bradespar SA	4,507,900	66,235,646
Itausa — Investimentos Itau SA	40,799,688	213,583,921

		279,819,567
IRON & STEEL — 9.58%
Gerdau SA	15,938,546	132,612,959
Metalurgica Gerdau SA	5,356,290	56,757,005
Usinas Siderurgicas de Minas Gerais SA Class A	8,570,900	42,483,850
Vale SA Class A	30,877,900	570,829,622

		802,683,436
OIL & GAS — 6.61%
Petroleo Brasileiro SA	65,906,878	553,696,446

		553,696,446
RETAIL — 0.81%
Lojas Americanas SA	7,454,805	68,096,595

		68,096,595
TELECOMMUNICATIONS — 2.45%
Oi SA	16,231,793	60,342,764
Telefonica Brasil SA	5,497,974	144,992,344

		205,335,108

TOTAL PREFERRED STOCKS
(Cost: $2,549,910,081)		4,065,395,657

RIGHTS — 0.00%

BEVERAGES — 0.00%
Companhia de Bebidas das Americas[a]	3,264	—
Companhia de Bebidas das Americas Preferred[a]	19,341	—

		—

TOTAL RIGHTS
(Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	811,745	$811,745

		811,745

TOTAL SHORT-TERM INVESTMENTS
(Cost: $811,745)		811,745

TOTAL INVESTMENTS IN SECURITIES — 99.32%
(Cost: $5,906,276,318)		8,319,061,130
Other Assets, Less Liabilities — 0.68%		56,956,995

NET ASSETS — 100.00%		$8,376,018,125

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 100.74%

AEROSPACE & DEFENSE — 0.20%
CAE Inc.	985,394	$9,661,759

		9,661,759
APPAREL — 0.34%
Gildan Activewear Inc.	438,002	16,155,864

		16,155,864
AUTO PARTS & EQUIPMENT — 0.95%
Magna International Inc. Class A	840,083	44,821,315

		44,821,315
BANKS — 25.85%
Bank of Montreal	2,467,692	154,127,234
Bank of Nova Scotia	4,475,058	267,402,182
Canadian Imperial Bank of Commerce	1,533,638	124,027,687
National Bank of Canada	610,873	46,680,787
Royal Bank of Canada	5,480,199	341,269,724
Toronto-Dominion Bank (The)	3,482,024	287,388,489

		1,220,896,103
CHEMICALS — 4.03%
Agrium Inc.	566,300	58,825,132
Potash Corp. of Saskatchewan Inc.	3,264,306	131,391,452

		190,216,584
COMMERCIAL SERVICES — 0.16%
Ritchie Bros. Auctioneers Inc.[a]	341,190	7,749,415

		7,749,415
COMPUTERS — 0.95%
CGI Group Inc. Class Ab	779,235	20,654,787
Research In Motion Ltd.[a,b]	1,788,577	24,322,072

		44,976,859
DIVERSIFIED FINANCIAL SERVICES — 0.69%
CI Financial Corp.	590,279	15,502,683
IGM Financial Inc.	383,471	17,001,710

		32,504,393
ELECTRIC — 0.81%
Fortis Inc.	722,998	23,672,110
TransAlta Corp.	965,931	14,469,469

		38,141,579
ENGINEERING & CONSTRUCTION — 0.55%
SNC-Lavalin Group Inc.	572,634	25,967,800

		25,967,800

Security	Shares	Value

FOOD — 1.82%
Empire Co. Ltd. Class A	114,956	$7,408,040
George Weston Ltd.	194,400	14,097,096
Loblaw Companies Ltd.[a]	426,931	17,221,758
Metro Inc. Class A	368,277	23,137,991
Saputo Inc.	485,504	24,104,007

		85,968,892
FOREST PRODUCTS & PAPER — 0.00%
Sino-Forest Corp. Class Aa,b,c	841,337	8

		8
GAS — 0.35%
Canadian Utilities Ltd. Class A	216,329	16,362,767

		16,362,767
HAND & MACHINE TOOLS — 0.35%
Finning International Inc.	651,777	16,566,250

		16,566,250
HOLDING COMPANIES — DIVERSIFIED — 0.33%
Onex Corp.	348,062	15,743,284

		15,743,284
INSURANCE — 6.42%
Great-West Lifeco Inc.	1,080,452	28,796,639
Industrial Alliance Insurance and Financial Services Inc.	368,117	13,248,703
Intact Financial Corp.	505,851	32,234,132
Manulife Financial Corp.	6,906,131	102,780,803
Power Corp. of Canada	1,325,044	35,521,825
Power Financial Corp.	939,737	27,267,501
Sun Life Financial Inc.	2,263,364	63,428,352

		303,277,955
MANUFACTURING — 0.47%
Bombardier Inc. Class B	5,461,118	22,045,270

		22,045,270
MEDIA — 1.65%
Shaw Communications Inc. Class B	1,441,204	34,584,410
Thomson Reuters Corp.	1,410,147	43,221,372

		77,805,782
MINING — 13.09%
Agnico-Eagle Mines Ltd.	651,618	26,215,574
Barrick Gold Corp.	3,794,162	115,406,299
Cameco Corp.	1,498,966	32,077,479
Centerra Gold Inc.	631,875	4,118,051

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2013

Security	Shares	Value

Eldorado Gold Corp.	2,571,089	$25,459,546
First Quantum Minerals Ltd.	1,805,937	33,745,489
Franco-Nevada Corp.	555,761	26,964,991
Goldcorp Inc.	3,076,685	100,735,584
IAMGOLD Corp.	1,427,439	9,650,018
Inmet Mining Corp.	197,260	13,028,504
Kinross Gold Corp.	4,321,348	32,997,015
New Gold Inc.[b]	1,755,004	15,705,498
Osisko Mining Corp.[b]	1,672,724	9,713,693
Pan American Silver Corp.	579,571	9,634,617
Silver Wheaton Corp.	1,343,355	42,729,156
Teck Resources Ltd. Class B	2,186,513	67,910,471
Turquoise Hill Resources Ltd.[b]	1,523,914	9,768,584
Yamana Gold Inc.	2,849,351	42,073,001

		617,933,570
OIL & GAS — 19.43%
ARC Resources Ltd.	1,109,162	28,051,371
Athabasca Oil Corp.[b]	1,212,758	11,961,836
Baytex Energy Corp.	459,698	19,258,978
Bonavista Energy Corp.	662,533	8,455,263
Canadian Natural Resources Ltd.	4,149,558	127,225,396
Canadian Oil Sands Ltd.	1,837,234	37,725,801
Cenovus Energy Inc.	2,862,335	92,965,678
Crescent Point Energy Corp.	1,411,085	53,873,923
Encana Corp.	2,788,449	50,314,410
Enerplus Corp.	752,072	10,249,043
Husky Energy Inc.	1,303,257	40,198,706
Imperial Oil Ltd.	1,124,834	46,916,864
MEG Energy Corp.[b]	542,109	17,559,681
Nexen Inc.	2,036,050	56,028,262
Pacific Rubiales Energy Corp.	1,145,796	28,141,967
Pengrowth Energy Corp.	1,929,997	8,241,512
Penn West Petroleum Ltd.	1,817,545	17,714,898
Suncor Energy Inc.	5,808,756	176,570,814
Talisman Energy Inc.	3,914,547	49,310,232
Tourmaline Oil Corp.[b]	506,623	18,115,326
Vermilion Energy Inc.	356,175	18,490,404

		917,370,365
PHARMACEUTICALS — 2.43%
Catamaran Corp.[b]	777,719	42,038,660
Valeant Pharmaceuticals International Inc.[b]	1,073,218	72,605,722

		114,644,382

Security	Shares	Value

PIPELINES — 6.03%
Enbridge Inc.	2,881,358	$128,870,036
Pembina Pipeline Corp.	1,105,162	31,110,732
TransCanada Corp.	2,672,958	124,905,309

		284,886,077
REAL ESTATE — 2.09%
Brookfield Asset Management Inc. Class A	2,131,309	81,081,168
Brookfield Office Properties Inc.	1,051,825	17,597,773

		98,678,941
REAL ESTATE INVESTMENT TRUSTS — 0.49%
H&R Real Estate Investment Trust[a]	360,951	8,145,580
RioCan Real Estate Investment Trust	551,534	14,941,123

		23,086,703
RETAIL — 2.62%
Alimentation Couche-Tard Inc. Class B	524,617	27,260,386
Canadian Tire Corp. Ltd. Class A NVS	295,819	19,802,795
Dollarama Inc.	263,668	15,542,319
Shoppers Drug Mart Corp.	781,106	32,678,731
Tim Hortons Inc.	584,990	28,354,702

		123,638,933
SOFTWARE — 0.26%
Open Text Corp.[a,b]	221,737	12,244,550

		12,244,550
TELECOMMUNICATIONS — 3.16%
BCE Inc.	969,172	43,827,446
Bell Aliant Inc.	283,162	7,337,616
Rogers Communications Inc. Class B	1,450,851	69,123,760
TELUS Corp.	416,310	28,706,985

		148,995,807
TRANSPORTATION — 5.22%
Canadian National Railway Co.	1,636,311	166,583,638
Canadian Pacific Railway Ltd.	656,645	80,128,511

		246,712,149

TOTAL COMMON STOCKS
(Cost: $5,122,669,768)		4,757,053,356

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.11%

MONEY MARKET FUNDS — 1.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	48,518,330	$48,518,330
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	3,512,887	3,512,887
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	612,762	612,762

		52,643,979

TOTAL SHORT-TERM INVESTMENTS (Cost: $52,643,979)		52,643,979

TOTAL INVESTMENTS IN SECURITIES — 101.85% (Cost: $5,175,313,747)		4,809,697,335
Other Assets, Less Liabilities — (1.85)%		(87,354,117)

NET ASSETS — 100.00%		$4,722,343,218

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of February 28, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
155	S&P/TSE 60 Index (Mar. 2013)	Montreal	$22,244,735	$758,309

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 89.75%

AIRLINES — 6.87%
LATAM Airlines Group SA	1,827,406	$43,578,833

		43,578,833
BANKS — 14.45%
Banco de Chile	140,678,710	23,353,766
Banco de Chile Series Ta	6,860,034	1,051,374
Banco de Credito e Inversiones	275,827	21,448,093
Banco Santander (Chile) SA	396,917,707	28,804,957
CorpBanca SA	1,159,037,830	17,043,161

		91,701,351
BEVERAGES — 3.57%
Compania Cervecerias Unidas SA	920,674	14,947,401
Vina Concha y Toro SA	3,703,149	7,721,150

		22,668,551
BUILDING MATERIALS — 1.24%
SalfaCorp SA	3,109,386	7,881,099

		7,881,099
COMPUTERS — 2.36%
Sonda SA	4,188,635	14,955,300

		14,955,300
ELECTRIC — 17.99%
AES Gener SA	20,356,808	13,990,922
Colbun SAa	62,355,579	19,589,182
E.CL SA	4,164,860	9,422,330
Empresa Nacional de Electricidad SA	21,967,519	37,337,120
Enersis SA	88,624,725	33,857,436

		114,196,990
ENGINEERING & CONSTRUCTION — 1.08%
Besalco SA	2,433,270	4,657,805
Socovesa SA	4,438,705	2,228,501

		6,886,306
FOOD — 7.47%
AquaChile SAa	3,219,413	2,626,981
Cencosud SA	6,578,767	41,109,471
Empresas Iansa SA	24,722,939	1,889,302
Multiexport Foods SA	5,398,107	1,772,971

		47,398,725
FOREST PRODUCTS & PAPER — 4.84%
Empresas CMPC SA	7,296,511	28,147,982

Security	Shares	Value

Masisa SA	23,594,934	$2,603,648

		30,751,630
HEALTH CARE — SERVICES — 0.53%
Cruz Blanca Salud SA	2,653,465	3,374,873

		3,374,873
HOLDING COMPANIES — DIVERSIFIED — 8.88%
Empresas Copec SA	3,174,862	48,983,010
Inversiones La Construccion SA	245,447	4,669,745
Norte Grande SA	242,449,553	2,715,353

		56,368,108
IRON & STEEL — 3.34%
CAP SA	589,440	21,197,660

		21,197,660
LODGING — 0.29%
Enjoy SA	7,289,161	1,872,176

		1,872,176
REAL ESTATE — 1.85%
Parque Arauco SA	3,850,769	10,715,077
PAZ Corp. SA	1,439,559	1,031,626

		11,746,703
RETAIL — 6.66%
Empresas Hites SA	1,854,053	2,401,744
Empresas La Polar SAa	8,303,974	3,428,143
S.A.C.I. Falabella SA	3,124,023	36,459,373

		42,289,260
TELECOMMUNICATIONS — 3.13%
Empresa Nacional de Telecomunicaciones SA	940,707	19,846,621

		19,846,621
TRANSPORTATION — 1.79%
Compania SudAmericana de Vapores SAa	43,277,379	4,807,581
Sociedad Matriz SAAM SAa	53,450,797	6,564,827

		11,372,408
WATER — 3.41%
Aguas Andinas SA Series A	17,597,967	14,134,175
Inversiones Aguas Metropolitanas SA	3,582,200	7,500,395

		21,634,570

TOTAL COMMON STOCKS
(Cost: $393,487,646)		569,721,164

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

PREFERRED STOCKS — 6.83%

BEVERAGES — 1.53%
Embotelladora Andina SA Class B	1,437,691	$9,710,835

		9,710,835
CHEMICALS — 5.30%
Sociedad Quimica y Minera de Chile SA Series B	606,780	33,672,089

		33,672,089

TOTAL PREFERRED STOCKS
(Cost: $25,727,005)		43,382,924

RIGHTS — 0.19%

ELECTRIC — 0.09%
Enersis SAa	40,391,543	546,466

		546,466
FOOD — 0.10%
Cencosud SAa	806,136	626,470

		626,470

TOTAL RIGHTS
(Cost: $0)		1,172,936

SHORT-TERM INVESTMENTS — 3.09%

MONEY MARKET FUNDS — 3.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	19,603,844	19,603,844

		19,603,844

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,603,844)		19,603,844

TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $438,818,495)		633,880,868
Other Assets, Less Liabilities — 0.14%		893,903

NET ASSETS — 100.00%		$634,774,771

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 1.82%
Elbit Systems Ltd.	37,666	$1,464,550

		1,464,550
BANKS — 22.68%
Bank Hapoalim BMa	1,542,937	6,842,726
Bank Leumi le-Israel BMa	1,821,362	6,493,391
First International Bank of Israel Ltd.[a]	35,409	500,374
Israel Discount Bank Ltd. Class Aa	1,257,631	2,197,785
Mizrahi Tefahot Bank Ltd.[a]	199,023	2,089,507
Union Bank of Israel[a]	39,738	145,310

		18,269,093
BIOTECHNOLOGY — 0.18%
Clal Biotechnology Industries Ltd.[a]	53,428	147,462

		147,462
CHEMICALS — 11.71%
Frutarom	60,236	838,560
Israel Chemicals Ltd.	664,779	8,592,229

		9,430,789
COMMERCIAL SERVICES — 0.54%
Nitsba Holdings (1995) Ltd.[a]	46,842	430,864

		430,864
COMPUTERS — 0.32%
MATRIX IT Ltd.	55,833	258,286

		258,286
ELECTRONICS — 0.49%
Ituran Location and Control Ltd.	25,974	396,211

		396,211
ENERGY — ALTERNATE SOURCES — 0.60%
Ormat Industries Ltd.[a]	83,102	486,249

		486,249
ENGINEERING & CONSTRUCTION — 1.17%
Electra (Israel) Ltd.	2,553	260,680
Shikun & Binui Ltd.	329,855	684,535

		945,215
FOOD — 3.11%
Osem Investment Ltd.	54,908	939,147
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	8,769	337,655
Shufersal Ltd.	125,356	404,717

Security	Shares	Value

Strauss Group Ltd.	60,310	$821,239

		2,502,758
FOREST PRODUCTS & PAPER — 0.21%
Hadera Paper Ltd.[a]	3,293	170,070

		170,070
HEALTH CARE — PRODUCTS — 0.53%
Given Imaging Ltd.[a,b]	26,825	425,588

		425,588
HOLDING COMPANIES — DIVERSIFIED — 6.47%
Clal Industries Ltd.	101,003	390,821
Delek Group Ltd. (The)	7,030	1,859,839
Discount Investment Corp. Ltd. Registered[a]	38,517	124,976
Israel Corp. Ltd. (The)	3,589	2,578,378
Koor Industries Ltd.[a]	19,462	255,895

		5,209,909
HOME BUILDERS — 0.42%
Bayside Land Corp. Ltd.[b]	1,036	216,029
Property & Building Corp. Ltd.[a]	2,590	125,813

		341,842
INSURANCE — 3.35%
Clal Insurance Enterprises Holdings Ltd.	32,005	510,184
Harel Insurance Investments & Financial Services Ltd.	17,242	808,766
Menorah Mivtachim Holdings Ltd.[a]	42,587	414,317
Migdal Insurance & Financial Holdings Ltd.	432,641	694,323
Phoenix Holdings Ltd.[a]	93,019	270,759

		2,698,349
MANUFACTURING — 0.23%
Plasson Industries Ltd.	5,920	188,260

		188,260
OIL & GAS — 2.91%
Jerusalem Oil Exploration Ltd.[a]	13,468	289,659
Naphtha Israel Petroleum Corp. Ltd.[a]	54,946	262,614
Oil Refineries Ltd.[a]	1,349,760	702,184
Paz Oil Co. Ltd.[a]	7,252	1,088,264

		2,342,721
PHARMACEUTICALS — 21.84%
Teva Pharmaceutical Industries Ltd.	469,641	17,590,593

		17,590,593

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

REAL ESTATE — 5.82%
Africa Israel Investments Ltd.[a]	113,776	$283,080
Africa Israel Properties Ltd.[a]	20,425	211,134
Airport City Ltd.[a]	52,947	262,187
AL-ROV (Israel) Ltd.[a]	7,659	214,070
Alony Hetz Properties & Investments Ltd.	104,636	653,667
Alrov Properties and Lodgings Ltd.[a]	7,918	155,876
Amot Investments Ltd.	91,945	246,144
Gazit Globe Ltd.	117,660	1,580,311
Industrial Buildings Corp. Ltd.[b]	85,285	123,802
Jerusalem Economy Ltd.[a]	33,485	209,994
Melisron Ltd.	20,018	409,597
Norstar Holdings Inc.	12,913	337,416

		4,687,278
RETAIL — 0.65%
Delek Automotive Systems Ltd.	51,800	519,430

		519,430
SEMICONDUCTORS — 3.47%
Mellanox Technologies Ltd.[a]	54,242	2,796,996

		2,796,996
SOFTWARE — 0.30%
Babylon Ltd.	42,550	241,179

		241,179
TELECOMMUNICATIONS — 10.75%
Bezeq The Israel Telecommunication Corp. Ltd.	2,965,809	3,801,347
Cellcom Israel Ltd.	85,692	626,466
Ceragon Networks Ltd.[a]	47,101	219,160
NICE Systems Ltd.[a]	91,279	3,273,877
Partner Communications Co. Ltd.[b]	133,977	741,721

		8,662,571
TEXTILES — 0.19%
Avgol Industries 1953 Ltd.	164,391	156,390

		156,390

TOTAL COMMON STOCKS
(Cost: $100,418,890)		80,362,653

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.97%

MONEY MARKET FUNDS — 0.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	688,273	$688,273
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	49,833	49,833
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	39,239	39,239

		777,345

TOTAL SHORT-TERM INVESTMENTS
(Cost: $777,345)		777,345

TOTAL INVESTMENTS IN SECURITIES — 100.73%
(Cost: $101,196,235)		81,139,998
Other Assets, Less Liabilities — (0.73)%		(586,079)

NET ASSETS — 100.00%		$80,553,919

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

AIRLINES — 0.14%
Grupo Aeromexico SAB de CVa,b	2,485,508	$3,427,361

		3,427,361
BANKS — 11.31%
Compartamos SAB de CV	14,400,069	22,899,558
Grupo Financiero Banorte SAB de CV Series O	16,452,933	122,116,315
Grupo Financiero Inbursa SAB de CV Series O	24,334,029	68,595,645
Grupo Financiero Santander Mexico SAB de CV Series B	18,215,156	54,397,642

		268,009,160
BEVERAGES — 17.69%
Arca Continental SAB de CV	4,486,871	33,779,831
Coca-Cola FEMSA SAB de CV Series L	4,816,903	81,380,270
Fomento Economico Mexicano SAB de CV BD Units	20,888,118	233,615,012
Grupo Modelo SAB de CV Series Cb	7,853,756	70,295,632

		419,070,745
BUILDING MATERIALS — 5.59%
Cemex SAB de CV CPO[a]	103,556,874	111,191,569
Corporacion Geo SAB de CV Series Ba	9,504,548	7,899,413
Desarrolladora Homex SAB de CVa,b	4,256,424	8,457,586
Urbi Desarrollos Urbanos SAB de CVa,b	14,281,089	4,817,008

		132,365,576
CHEMICALS — 3.47%
Alpek SAB de CV	7,323,926	16,690,684
Mexichem SAB de CV	13,084,081	65,523,057

		82,213,741
DIVERSIFIED FINANCIAL SERVICES — 0.50%
Bolsa Mexicana de Valores SAB de CVb	4,886,524	11,889,390

		11,889,390
ENGINEERING & CONSTRUCTION — 3.85%
Empresas ICA SAB de CVa,b	7,669,150	22,134,869
Grupo Aeroportuario del Centro Norte SAB de CVb	2,363,394	8,069,752

Security	Shares	Value

Grupo Aeroportuario del Pacifico SAB de CV Series B	4,239,249	$26,192,676
Grupo Aeroportuario del Sureste SAB de CV Series B	1,205,858	15,891,002
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	142,875	18,840,926

		91,129,225
FOOD — 3.09%
Gruma SAB de CV Series Ba,b	3,185,431	11,215,613
Grupo Bimbo SAB de CV Series A	20,300,087	55,079,572
Grupo Herdez SAB de CV	2,253,883	6,817,414

		73,112,599
HOLDING COMPANIES — DIVERSIFIED — 5.01%
Alfa SAB de CV Series A	34,625,538	84,220,217
Grupo Carso SAB de CV Series A1	7,099,559	34,442,275

		118,662,492
HOME BUILDERS — 0.22%
Consorcio ARA SAB de CVa,b	13,544,566	5,246,976

		5,246,976
HOUSEHOLD PRODUCTS & WARES — 2.63%
Kimberly-Clark de Mexico SAB de CV Series A	19,663,554	62,247,134

		62,247,134
IRON & STEEL — 0.30%
Compania Minera Autlan SAB de CV Series Bb	841,300	738,724
Grupo Simec SAB de CV Series Ba	1,524,774	6,502,212

		7,240,936
MACHINERY — 0.82%
Industrias CH SAB de CV Series Ba,b	2,371,618	19,350,905

		19,350,905
MEDIA — 5.30%
Grupo Televisa SAB de CV CPO	21,209,497	113,849,201
TV Azteca SAB de CV CPO	16,868,841	11,749,356

		125,598,557
MINING — 11.04%
Grupo Mexico SAB de CV Series B	38,823,629	152,463,400
Industrias Penoles SAB de CV	1,679,906	77,515,515
Minera Frisco SAB de CV Series A1[a,b]	7,488,999	31,625,291

		261,604,206

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

PHARMACEUTICALS — 1.06%
Genomma Lab Internacional SAB de CV Series Ba,b	10,520,535	$25,243,455

		25,243,455
REAL ESTATE — 0.28%
Corporacion Inmobiliaria Vesta SAB de CV	3,293,636	6,621,838

		6,621,838
RETAIL — 9.71%
Alsea SAB de CVa	5,424,721	13,572,469
Controladora Comercial Mexicana SAB de CV BC Units	4,570,842	15,800,194
El Puerto de Liverpool SA de CV Series C1	2,435,488	27,448,427
Grupo Famsa SAB de CV Series Aa	3,081,177	4,499,529
Wal-Mart de Mexico SAB de CV Series V	53,723,723	168,722,918

		230,043,537
TELECOMMUNICATIONS — 17.77%
America Movil SAB de CV Series L	397,907,234	416,343,758
Axtel SAB de CV CPO[a,b]	20,680,215	4,758,183

		421,101,941

TOTAL COMMON STOCKS
(Cost: $2,231,266,618)		2,364,179,774

SHORT-TERM INVESTMENTS — 1.73%

MONEY MARKET FUNDS — 1.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	37,947,733	37,947,733
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	2,747,541	2,747,541
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	323,390	323,390

		41,018,664

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,018,664)		41,018,664

Value

TOTAL INVESTMENTS IN SECURITIES — 101.51%
(Cost: $2,272,285,282)	$2,405,198,438
Other Assets, Less Liabilities — (1.51)%	(35,772,708)

NET ASSETS — 100.00%	$2,369,425,730

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

BANKS — 12.98%
Absa Group Ltd.	526,242	$9,530,501
FirstRand Ltd.	5,679,566	19,527,524
Nedbank Group Ltd.	371,867	7,985,896
Standard Bank Group Ltd.	2,205,314	28,630,961

		65,674,882
BUILDING MATERIALS — 0.69%
PPC Ltd.	911,980	3,507,576

		3,507,576
CHEMICALS — 8.50%
Sasol Ltd.	1,005,765	43,028,633

		43,028,633
COAL — 0.87%
Exxaro Resources Ltd.	229,200	4,389,762

		4,389,762
DIVERSIFIED FINANCIAL SERVICES — 2.62%
African Bank Investments Ltd.[a]	1,325,066	4,253,112
Investec Ltd.	434,821	3,101,953
RMB Holdings Ltd.	1,293,051	5,899,842

		13,254,907
ENGINEERING & CONSTRUCTION — 0.53%
Aveng Ltd.	736,871	2,693,656

		2,693,656
FOOD — 5.72%
Shoprite Holdings Ltd.	783,851	15,017,106
SPAR Group Ltd. (The)	315,494	3,839,641
Tiger Brands Ltd.	297,694	10,069,447

		28,926,194
FOREST PRODUCTS & PAPER — 0.62%
Sappi Ltd.[b]	990,436	3,145,923

		3,145,923
HEALTH CARE — PRODUCTS — 1.95%
Aspen Pharmacare Holdings Ltd.[b]	542,403	9,864,291

		9,864,291
HEALTH CARE — SERVICES — 1.98%
Life Healthcare Group Holdings Ltd.	1,718,287	6,463,181
Netcare Ltd.	1,603,754	3,574,741

		10,037,922

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 8.74%
Barloworld Ltd.	401,614	$4,131,306
Bidvest Group Ltd.	540,287	14,338,286
Imperial Holdings Ltd.	330,846	7,632,242
Remgro Ltd.	793,124	15,026,812
RMI Holdings Ltd.	1,223,508	3,100,803

		44,229,449
HOME FURNISHINGS — 1.25%
Steinhoff International Holdings Ltd.[b]	2,183,066	6,342,855

		6,342,855
INSURANCE — 5.62%
Discovery Holdings Ltd.	541,818	4,534,926
Liberty Holdings Ltd.	210,067	2,727,474
MMI Holdings Ltd.	1,868,963	4,655,379
Sanlam Ltd.	3,269,593	16,499,735

		28,417,514
IRON & STEEL — 2.06%
ArcelorMittal South Africa Ltd.[b]	327,721	1,057,376
Kumba Iron Ore Ltd.	147,486	9,341,750

		10,399,126
MEDIA — 9.21%
Naspers Ltd. Class N	717,715	46,619,040

		46,619,040
MINING — 12.39%
African Rainbow Minerals Ltd.	197,128	4,199,738
Anglo American Platinum Ltd.	123,508	5,850,067
AngloGold Ashanti Ltd.	701,988	17,243,993
Assore Ltd.	63,890	2,403,165
Gold Fields Ltd.	1,336,638	11,385,563
Harmony Gold Mining Co. Ltd.	717,515	4,536,497
Impala Platinum Holdings Ltd.	983,549	15,236,585
Northam Platinum Ltd.	421,388	1,840,024

		62,695,632
OFFICE & BUSINESS EQUIPMENT — 0.58%
Reunert Ltd.	330,982	2,932,570

		2,932,570
REAL ESTATE — 2.95%
Growthpoint Properties Ltd.	3,075,654	9,375,008
Redefine Properties Ltd.	5,069,476	5,553,841

		14,928,849

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2013

Security	Shares	Value

RETAIL — 6.87%
Foschini Group Ltd. (The)	374,332	$4,466,018
Massmart Holdings Ltd.	198,347	4,122,696
Mr. Price Group Ltd.	436,383	5,632,364
Pick n Pay Stores Ltd.[a]	440,747	2,199,142
Truworths International Ltd.	803,648	8,334,108
Woolworths Holdings Ltd.	1,385,799	9,983,400

		34,737,728
TELECOMMUNICATIONS — 13.80%
MTN Group Ltd.	3,104,849	60,759,909
Vodacom Group Ltd.	681,406	9,048,506

		69,808,415

TOTAL COMMON STOCKS
(Cost: $538,714,918)		505,634,924

SHORT-TERM INVESTMENTS — 1.03%

MONEY MARKET FUNDS — 1.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	4,653,100	4,653,100
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	336,900	336,900
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	225,141	225,141

		5,215,141

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,215,141)		5,215,141

TOTAL INVESTMENTS IN SECURITIES — 100.96%
(Cost: $543,930,059)		510,850,065
Other Assets, Less Liabilities — (0.96)%		(4,839,523)

NET ASSETS — 100.00%		$506,010,542

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.97%

AEROSPACE & DEFENSE — 0.63%
Aselsan Elektronik Sanayi ve TAS[a]	899,127	$5,098,877

		5,098,877
AIRLINES — 2.21%
Turk Hava Yollari AOb	4,288,016	17,784,783

		17,784,783
AUTO MANUFACTURERS — 2.01%
Ford Otomotiv Sanayi AS	627,767	7,399,250
Otokar Otomotiv Ve Savunma Sanayi AS	75,390	1,928,079
Tofas Turk Otomobil Fabrikasi AS	1,114,428	6,908,444

		16,235,773
AUTO PARTS & EQUIPMENT — 0.15%
Goodyear Lastikleri Turk AS	31,988	1,213,789

		1,213,789
BANKS — 41.69%
Akbank TAS	16,054,861	78,013,781
Albaraka Turk Katilim Bankasi ASb	2,830,113	2,910,910
Asya Katilim Bankasi ASb	4,434,922	5,449,186
Sekerbank TAS[a,b]	3,145,929	3,305,705
Turkiye Garanti Bankasi AS	20,601,839	98,504,887
Turkiye Halk Bankasi AS	5,575,585	55,177,724
Turkiye Is Bankasi AS Class C	14,051,203	50,153,572
Turkiye Vakiflar Bankasi TAO Class D	6,697,845	20,555,475
Yapi ve Kredi Bankasi ASb	7,761,791	21,921,940

		335,993,180
BEVERAGES — 5.11%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,847,822	27,738,134
Coca-Cola Icecek AS	567,571	13,411,040

		41,149,174
BUILDING MATERIALS — 1.70%
Adana Cimento Sanayii TAS Class A	513,161	1,158,332
Afyon Cimento Sanayi TAS[b]	13,194	511,651
Akcansa Cimento Sanayi ve TAS[a]	429,812	2,509,119
Baticim Bati Anodolu Cimento Sanayii AS	369,863	1,476,450
Bursa Cimento Fabrikasi AS	517,655	1,444,766
Cimsa Cimento Sanayi ve TAS[a]	422,874	2,456,861

Security	Shares	Value

Goltas Goller Bolgesi Cimento Sanayi ve TAS[a]	32,203	$1,132,427
Konya Cimento Sanayii AS	8,706	1,752,187
Mardin Cimento Sanayii ve TAS	438,332	1,281,865

		13,723,658
CHEMICALS — 0.68%
Aksa Akrilik Kimya Sanayii AS	747,566	2,119,693
Bagfas Bandirma Gubre Fabrikalari ASa	47,926	1,452,182
Gubre Fabrikalari TAS[a,b]	187,184	1,883,655

		5,455,530
COMMERCIAL SERVICES — 0.34%
Ihlas Holding ASa,b	5,982,614	2,760,720

		2,760,720
DISTRIBUTION & WHOLESALE — 0.30%
Aygaz AS	1	4
Bizim Toptan Satis Magazalari ASa	160,949	2,433,944

		2,433,948
DIVERSIFIED FINANCIAL SERVICES — 0.97%
Is Finansal Fabrikasi ASb	1,442,095	745,642
Is Yatirim Menkul Degerler AS	790,774	734,213
Turkiye Sinai Kalkinma Bankasi AS	4,925,336	6,352,975

		7,832,830
ELECTRIC — 0.60%
Akenerji Elektrik Uretim ASa,b	1,915,553	1,789,191
Alarko Holding AS	601,187	1,804,915
Zorlu Enerji Elektrik Uretim ASa,b	1,565,908	1,218,843

		4,812,949
ENGINEERING & CONSTRUCTION — 2.33%
Enka Insaat ve Sanayi AS	3,251,317	9,905,883
TAV Havalimanlari Holding AS	1,460,863	8,893,587

		18,799,470
ENTERTAINMENT — 0.20%
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret ASa	33,447	728,948
Galatasaray Sportif Sinai ve Ticari Yatirimlar ASa,b	38,563	900,479

		1,629,427
FOOD — 6.43%
BIM Birlesik Magazalar AS	947,297	44,898,713
Pinar Sut Mamulleri Sanayii AS	159,829	1,359,566
Tat Konserve Sanayii ASa,b	607,778	773,809

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

Ulker Biskuvi Sanayi ASa	764,728	$4,825,654

		51,857,742
FOREST PRODUCTS & PAPER — 0.48%
Ipek Dogal Enerji Kaynaklari Ve Uretim ASa,b	930,308	2,668,884
Kartonsan Karton Sanayi ve TAS	7,606	1,226,331

		3,895,215
HOLDING COMPANIES — DIVERSIFIED — 9.91%
Akfen Holding ASa,b	391,912	2,331,448
Dogan Sirketler Grubu Holding ASb	6,581,287	3,951,736
Eczacibasi Yatirim Holding Ortakligi AS	281,933	1,069,014
Haci Omer Sabanci Holding AS	7,005,993	38,172,369
KOC Holding AS	5,658,099	29,758,774
Yazicilar Holding ASa	429,435	4,596,016

		79,879,357
HOME FURNISHINGS — 1.87%
Arcelik AS	2,113,112	13,393,087
Vestel Beyaz Esya Sanayi ve TAS[b]	509,259	755,968
Vestel Elektronik Sanayi ve TAS[b]	900,389	931,101

		15,080,156
HOUSEWARES — 0.98%
Anadolu Cam Sanayii ASa,b	892,481	1,359,574
Turkiye Sise ve Cam Fabrikalari AS	4,020,660	6,572,007

		7,931,581
INSURANCE — 0.97%
Aksigorta ASa	1,108,813	1,387,056
Anadolu Anonim Turk Sigorta Sirketi[b]	1,816,840	1,202,035
Anadolu Hayat Emeklilik ASa	544,652	1,683,632
Yapi Kredi Sigorta AS	320,837	3,549,694

		7,822,417
IRON & STEEL — 2.12%
Eregli Demir ve Celik Fabrikalari TAS	8,274,982	10,673,538
Izmir Demir Celik Sanayi ASa,b	666,726	1,234,369
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A	1,076,598	927,766
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B	545,696	722,073
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	4,053,900	3,493,479

		17,051,225

Security	Shares	Value

LODGING — 0.19%
Net Holding ASa,b	1,147,055	$1,524,177

		1,524,177
MANUFACTURING — 0.36%
Trakya Cam Sanayii ASa,b	1,869,533	2,858,375

		2,858,375
MEDIA — 0.34%
Dogan Yayin Holding ASa,b	4,500,633	2,101,872
Hurriyet Gazetecilik ve Matbaacilik ASa,b	1,252,972	647,855

		2,749,727
METAL FABRICATE & HARDWARE — 0.19%
Borusan Mannesmann Boru Sanayi ve TAS	76,172	1,541,523

		1,541,523
MINING — 1.72%
Koza Altin Isletmeleri AS	339,242	8,034,753
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	1,559,837	4,171,360
Park Elektrik Uretim Madencilik Sanayi ve TAS[a]	467,572	1,622,133

		13,828,246
OIL & GAS — 3.88%
Turkiye Petrol Rafinerileri AS	1,116,964	31,298,466

		31,298,466
PHARMACEUTICALS — 0.43%
EIS Eczacibasi Ilac Sanayi ve TAS[a]	1,467,509	1,884,717
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,393,209	1,611,139

		3,495,856
REAL ESTATE — 1.13%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,588,612	9,072,775

		9,072,775
REAL ESTATE INVESTMENT TRUSTS — 0.98%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	184,045	2,235,779
Is Gayrimenkul Yatirim Ortakligi AS	2,424,601	1,995,057
Saf Gayrimenkul Yatirim Ortakligi ASa	2,388,387	1,301,320
Sinpas Gayrimenkul Yatirim Ortakligi ASa	1,358,622	1,049,945

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 28, 2013

Security	Shares	Value

Vakif Gayrimenkul Yatirim Ortakligi ASb	470,730	$1,295,479

		7,877,580
RETAIL — 0.71%
Boyner Buyuk Magazacilik ASa,b	329,035	969,552
Dogus Otomotiv Servis ve TAS	692,002	3,516,470
Turcas Petrolculuk ASa	604,352	1,223,052

		5,709,074
TELECOMMUNICATIONS — 8.20%
Nortel Networks Netas Telekomunikasyon ASa	203,313	1,175,579
Turk Telekomunikasyon AS	4,683,123	19,319,363
Turkcell Iletisim Hizmetleri ASb	6,865,506	45,613,542

		66,108,484
TEXTILES — 0.08%
Polyester Sanayi ASa,b	964,537	627,420

		627,420
TRANSPORTATION — 0.08%
Celebi Hava Servisi ASa,b	54,728	605,503

		605,503

TOTAL COMMON STOCKS
(Cost: $761,404,079)		805,739,007

SHORT-TERM INVESTMENTS — 2.92%

MONEY MARKET FUNDS — 2.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	21,830,969	21,830,969
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	1,580,634	1,580,634
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	95,095	95,095

		23,506,698

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,506,698)		23,506,698

Value

TOTAL INVESTMENTS IN SECURITIES — 102.89%
(Cost: $784,910,777)	$829,245,705
Other Assets, Less Liabilities — (2.89)%	(23,308,249)

NET ASSETS — 100.00%	$805,937,456

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.70%

ADVERTISING — 0.14%
Interpublic Group of Companies Inc. (The)	4,634	$59,223
Omnicom Group Inc.	2,838	163,270

		222,493
AEROSPACE & DEFENSE — 1.64%
Boeing Co. (The)	7,696	591,822
General Dynamics Corp.	3,224	219,135
L-3 Communications Holdings Inc.	1,010	77,033
Lockheed Martin Corp.	2,955	260,040
Northrop Grumman Corp.	2,505	164,528
Raytheon Co.	3,544	193,396
Rockwell Collins Inc.	1,431	86,017
TransDigm Group Inc.	528	75,156
United Technologies Corp.	9,354	847,005

		2,514,132
AGRICULTURE — 1.98%
Altria Group Inc.	21,755	729,880
Archer-Daniels-Midland Co.	7,075	225,410
Bunge Ltd.	1,570	116,353
Lorillard Inc.	4,172	160,789
Philip Morris International Inc.	17,947	1,646,637
Reynolds American Inc.	3,603	157,379

		3,036,448
AIRLINES — 0.05%
Delta Air Lines Inc.[a]	2,284	32,593
Southwest Airlines Co.	1,982	23,189
United Continental Holdings Inc.[a]	893	23,852

		79,634
APPAREL — 0.57%
Coach Inc.	3,048	147,310
Nike Inc. Class B	7,749	422,011
Ralph Lauren Corp.	652	113,102
Under Armour Inc. Class Aa,b	849	41,839
VF Corp.	947	152,713

		876,975
AUTO MANUFACTURERS — 0.57%
Ford Motor Co.	38,188	481,551
General Motors Co.[a]	8,412	228,386
PACCAR Inc.	3,603	170,890

		880,827

Security	Shares	Value

AUTO PARTS & EQUIPMENT — 0.41%
Autoliv Inc.[b]	1,025	$66,809
BorgWarner Inc.[a]	1,257	93,533
Delphi Automotive PLC[a]	3,241	135,636
Goodyear Tire & Rubber Co. (The)[a]	2,632	34,163
Johnson Controls Inc.	7,346	231,179
TRW Automotive Holdings Corp.[a]	1,217	71,426

		632,746
BANKS — 7.01%
Bank of America Corp.	115,787	1,300,288
Bank of New York Mellon Corp. (The)	12,554	340,716
BB&T Corp.	7,516	228,186
Capital One Financial Corp.	6,249	318,886
CIT Group Inc.[a]	2,050	85,813
Citigroup Inc.	31,504	1,322,223
Comerica Inc.	2,045	70,307
Fifth Third Bancorp	9,641	152,713
First Republic Bank	985	35,903
Goldman Sachs Group Inc. (The)	4,796	718,249
J.P. Morgan Chase & Co.	40,838	1,997,795
KeyCorp	10,030	94,182
M&T Bank Corp.	1,238	126,387
Morgan Stanley	15,907	358,703
Northern Trust Corp.	2,319	123,301
PNC Financial Services Group Inc. (The)[c]	5,682	354,500
Regions Financial Corp.	15,180	116,127
State Street Corp.	4,993	282,554
SunTrust Banks Inc.	5,789	159,719
U.S. Bancorp	20,201	686,430
Wells Fargo & Co.	53,726	1,884,708

		10,757,690
BEVERAGES — 2.36%
Beam Inc.	1,538	93,864
Brown-Forman Corp. Class B NVS	1,315	86,290
Coca-Cola Co. (The)	43,365	1,679,093
Coca-Cola Enterprises Inc.	3,084	110,346
Constellation Brands Inc. Class Aa	1,707	75,518
Crimson Wine Group Ltd.[a]	—	2
Dr Pepper Snapple Group Inc.	2,236	97,534
Green Mountain Coffee Roasters Inc.[a,b]	1,356	64,763
Molson Coors Brewing Co. Class B NVS	1,605	70,957

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2013

Security	Shares	Value

Monster Beverage Corp.[a]	1,565	$78,923
PepsiCo Inc.	16,618	1,259,146

		3,616,436
BIOTECHNOLOGY — 1.90%
Alexion Pharmaceuticals Inc.[a]	2,087	181,027
Amgen Inc.	8,244	753,584
Biogen Idec Inc.[a]	2,415	401,711
Celgene Corp.[a]	4,544	468,850
Gilead Sciences Inc.[a]	16,279	695,276
Illumina Inc.[a]	1,325	66,422
Life Technologies Corp.[a]	1,848	107,424
Regeneron Pharmaceuticals Inc.[a]	812	135,604
Vertex Pharmaceuticals Inc.[a,b]	2,329	109,044

		2,918,942
BUILDING MATERIALS — 0.08%
Martin Marietta Materials Inc.	493	47,885
Masco Corp.	3,866	74,459

		122,344
CHEMICALS — 2.43%
Air Products and Chemicals Inc.	2,287	197,459
Airgas Inc.	713	71,500
Albemarle Corp.	959	62,412
Celanese Corp. Series A	1,714	80,301
CF Industries Holdings Inc.	675	135,560
Dow Chemical Co. (The)	12,883	408,649
E.I. du Pont de Nemours and Co.	10,017	479,814
Eastman Chemical Co.	1,648	114,915
Ecolab Inc.	3,147	240,903
FMC Corp.	1,476	88,944
International Flavors & Fragrances Inc.	876	63,930
LyondellBasell Industries NV Class A	3,399	199,249
Monsanto Co.	5,743	580,215
Mosaic Co. (The)	3,189	186,684
PPG Industries Inc.	1,533	206,434
Praxair Inc.	3,192	360,856
Sherwin-Williams Co. (The)	942	152,218
Sigma-Aldrich Corp.	1,293	99,639

		3,729,682
COAL — 0.09%
CONSOL Energy Inc.	2,447	78,671
Peabody Energy Corp.	2,883	62,157

		140,828

Security	Shares	Value

COMMERCIAL SERVICES — 1.35%
ADT Corp. (The)	2,497	$119,581
Alliance Data Systems Corp.[a]	536	85,058
Automatic Data Processing Inc.	5,215	319,993
Equifax Inc.	1,285	70,829
H&R Block Inc.	2,912	72,392
Hertz Global Holdings Inc.[a]	3,393	67,690
Iron Mountain Inc.	1,527	52,682
Manpower Inc.	843	46,028
MasterCard Inc. Class A	1,153	597,047
Moody’s Corp.	2,155	103,569
Paychex Inc.	3,514	116,313
Quanta Services Inc.[a]	2,372	67,365
Robert Half International Inc.	1,436	51,050
SAIC Inc.	2,938	34,727
SEI Investments Co.	1,486	42,009
Total System Services Inc.	1,706	40,535
Verisk Analytics Inc. Class Aa	1,523	89,126
Western Union Co.	6,409	89,918

		2,065,912
COMPUTERS — 6.19%
Accenture PLC Class A	6,860	510,110
Apple Inc.	10,106	4,460,788
Cognizant Technology Solutions Corp. Class Aa	3,225	247,583
Computer Sciences Corp.	1,669	80,162
Dell Inc.	15,839	220,954
EMC Corp.[a]	22,632	520,762
Hewlett-Packard Co.	21,122	425,397
IHS Inc. Class Aa,b	602	63,963
International Business Machines Corp.	11,532	2,315,972
NetApp Inc.[a]	3,849	130,212
SanDisk Corp.[a]	2,598	130,913
Seagate Technology PLC	3,650	117,384
Synopsys Inc.[a]	1,602	56,118
Teradata Corp.[a]	1,817	105,495
Western Digital Corp.	2,355	111,062

		9,496,875
COSMETICS & PERSONAL CARE — 2.00%
Avon Products Inc.	4,643	90,771
Colgate-Palmolive Co.	5,076	580,847

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2013

Security	Shares	Value

Estee Lauder Companies Inc. (The) Class A	2,551	$163,519
Procter & Gamble Co. (The)	29,373	2,237,635

		3,072,772
DISTRIBUTION & WHOLESALE — 0.38%
Arrow Electronics Inc.[a]	1,138	45,691
Fastenal Co.	3,024	156,129
Fossil Inc.[a]	548	56,318
Genuine Parts Co.	1,667	118,407
LKQ Corp.[a]	3,193	67,660
W.W. Grainger Inc.	635	143,802

		588,007
DIVERSIFIED FINANCIAL SERVICES — 2.48%
Affiliated Managers Group Inc.[a,b]	556	81,304
American Express Co.	10,820	672,463
Ameriprise Financial Inc.	2,211	151,741
BlackRock Inc.[c]	1,457	349,316
Charles Schwab Corp. (The)	11,643	189,082
CME Group Inc.	3,402	203,508
Discover Financial Services	5,423	208,948
Eaton Vance Corp. NVS	1,233	47,088
Franklin Resources Inc.	1,596	225,435
IntercontinentalExchange Inc.[a]	781	120,914
Invesco Ltd.	4,770	127,788
Legg Mason Inc.	1,273	36,281
NASDAQ OMX Group Inc. (The)	1,329	42,076
NYSE Euronext Inc.	2,611	97,338
SLM Corp.	4,965	94,186
T. Rowe Price Group Inc.	2,738	194,918
TD Ameritrade Holding Corp.	2,343	44,541
Visa Inc. Class A	5,753	912,656

		3,799,583
ELECTRIC — 3.02%
AES Corp. (The)	6,793	78,935
Alliant Energy Corp.	1,192	56,846
Ameren Corp.	2,607	88,091
American Electric Power Co. Inc.	5,213	243,916
Calpine Corp.[a]	3,251	59,818
CMS Energy Corp.	2,849	75,812
Consolidated Edison Inc.	3,146	185,614
Dominion Resources Inc.	6,173	345,688
DTE Energy Co.	1,849	123,513
Duke Energy Corp.	7,566	523,945

Security	Shares	Value

Edison International	3,325	$159,700
Entergy Corp.	1,909	118,854
Exelon Corp.	9,177	284,395
FirstEnergy Corp.	4,493	177,384
Integrys Energy Group Inc.	841	47,575
MDU Resources Group Inc.	1,927	46,556
NextEra Energy Inc.	4,319	310,407
Northeast Utilities	3,373	140,013
NRG Energy Inc.	3,462	83,088
OGE Energy Corp.	1,061	61,443
Pepco Holdings Inc.	2,465	50,015
PG&E Corp.	4,619	196,954
Pinnacle West Capital Corp.	1,178	65,897
PPL Corp.	6,249	192,594
Public Service Enterprise Group Inc.	5,435	177,127
SCANA Corp.	1,345	65,690
Southern Co. (The)	9,390	422,644
Wisconsin Energy Corp.	2,472	102,094
Xcel Energy Inc.	5,238	150,331

		4,634,939
ELECTRICAL COMPONENTS & EQUIPMENT — 0.40%
AMETEK Inc.	2,610	109,176
Emerson Electric Co.	7,779	441,069
Energizer Holdings Inc.	665	61,134

		611,379
ELECTRONICS — 1.21%
Agilent Technologies Inc.	3,743	155,260
Amphenol Corp. Class A	1,723	122,092
Avnet Inc.[a]	1,474	52,047
Flextronics International Ltd.[a]	7,125	47,381
FLIR Systems Inc.	1,612	42,460
Garmin Ltd.[b]	1,257	43,165
Honeywell International Inc.	7,995	560,450
Sensata Technologies Holding NVa	1,247	40,515
TE Connectivity Ltd.	4,540	182,190
Thermo Fisher Scientific Inc.	3,870	285,606
Trimble Navigation Ltd.[a]	1,356	80,587
Tyco International Ltd.	5,003	160,146
Waters Corp.[a,b]	934	86,600

		1,858,499
ENGINEERING & CONSTRUCTION — 0.15%
Fluor Corp.	1,789	110,739

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2013

Security	Shares	Value

Jacobs Engineering Group Inc.[a]	1,397	$68,230
KBR Inc.	1,585	48,168

		227,137
ENTERTAINMENT — 0.04%
Dolby Laboratories Inc. Class A	492	15,685
International Game Technology	2,859	45,572

		61,257
ENVIRONMENTAL CONTROL — 0.24%
Republic Services Inc.	3,330	104,695
Stericycle Inc.[a]	923	88,534
Waste Management Inc.	4,734	176,673

		369,902
FOOD — 1.83%
Campbell Soup Co.	2,021	83,184
ConAgra Foods Inc.	4,378	149,334
General Mills Inc.	6,932	320,605
H.J. Heinz Co.	3,445	249,521
Hershey Co. (The)	1,659	138,261
Hormel Foods Corp.	1,553	58,098
J.M. Smucker Co. (The)	1,176	112,073
Kellogg Co.	2,695	163,048
Kraft Foods Group Inc.	6,046	293,050
Kroger Co. (The)	5,244	153,177
McCormick & Co. Inc. NVS	1,290	86,778
Mondelez International Inc. Class A	18,136	501,460
Safeway Inc.	2,574	61,416
Sysco Corp.	6,315	203,090
Tyson Foods Inc. Class A	3,102	70,322
Whole Foods Market Inc.	1,893	162,079

		2,805,496
FOREST PRODUCTS & PAPER — 0.17%
International Paper Co.	4,482	197,253
MeadWestvaco Corp.	1,878	67,063

		264,316
GAS — 0.25%
CenterPoint Energy Inc.	4,362	93,478
NiSource Inc.	3,328	92,185
Sempra Energy	2,468	191,912

		377,575
HAND & MACHINE TOOLS — 0.09%
Stanley Black & Decker Inc.	1,716	135,049

		135,049

Security	Shares	Value

HEALTH CARE — PRODUCTS — 1.84%
Baxter International Inc.	5,902	$398,975
Becton, Dickinson and Co.	2,116	186,335
Boston Scientific Corp.[a,b]	14,750	109,003
C.R. Bard Inc.	840	83,034
CareFusion Corp.[a]	2,384	78,052
Covidien PLC	5,086	323,317
Edwards Lifesciences Corp.[a]	1,240	106,553
Henry Schein Inc.[a]	945	84,313
Hologic Inc.[a]	2,866	62,565
Hospira Inc.[a]	1,775	52,238
Intuitive Surgical Inc.[a]	427	217,723
Medtronic Inc.	10,959	492,717
ResMed Inc.[b]	1,537	68,381
St. Jude Medical Inc.	3,311	135,751
Stryker Corp.	3,268	208,760
Varian Medical Systems Inc.[a,b]	1,175	82,990
Zimmer Holdings Inc.	1,864	139,725

		2,830,432
HEALTH CARE — SERVICES — 1.13%
Aetna Inc.	3,594	169,601
Cigna Corp.	3,071	179,531
Coventry Health Care Inc.	1,445	65,545
DaVita HealthCare Partners Inc.[a]	1,060	126,797
HCA Holdings Inc.	2,859	106,040
Humana Inc.	1,700	116,042
Laboratory Corp. of America Holdings[a]	1,016	90,018
Quest Diagnostics Inc.	1,708	95,939
UnitedHealth Group Inc.	10,974	586,560
WellPoint Inc.	3,262	202,831

		1,738,904
HOLDING COMPANIES — DIVERSIFIED — 0.04%
Leucadia National Corp.	2,233	60,068

		60,068
HOME BUILDERS — 0.17%
D.R. Horton Inc.	3,173	70,758
Lennar Corp. Class A	1,714	66,143
PulteGroup Inc.[a,b]	3,710	71,158
Toll Brothers Inc.[a,b]	1,626	55,479

		263,538

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2013

Security	Shares	Value

HOME FURNISHINGS — 0.06%
Whirlpool Corp.	836	$94,426

		94,426
HOUSEHOLD PRODUCTS & WARES — 0.42%
Avery Dennison Corp.	1,070	43,710
Church & Dwight Co. Inc.	1,501	93,002
Clorox Co. (The)	1,332	111,901
Kimberly-Clark Corp.	4,204	396,353

		644,966
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.	3,090	72,121

		72,121
INSURANCE — 3.58%
ACE Ltd.	3,651	311,759
Aflac Inc.	5,037	251,598
Alleghany Corp.[a,b]	137	51,768
Allstate Corp. (The)	5,176	238,199
American International Group Inc.[a]	15,067	572,697
Aon PLC	3,252	198,665
Arch Capital Group Ltd.[a,b]	1,467	72,059
Assurant Inc.	846	35,524
Axis Capital Holdings Ltd.	1,182	48,143
Berkshire Hathaway Inc. Class Ba	10,633	1,086,267
Chubb Corp. (The)	2,814	236,460
Cincinnati Financial Corp.	1,660	74,717
Everest Re Group Ltd.	556	69,283
Fidelity National Financial Inc. Class A	2,179	54,344
Hartford Financial Services Group Inc. (The)	4,453	105,135
Lincoln National Corp.	2,954	87,261
Loews Corp.	3,383	145,841
Marsh & McLennan Companies Inc.	5,848	217,195
MetLife Inc.	9,377	332,321
PartnerRe Ltd.[b]	658	58,720
Principal Financial Group Inc.	3,154	99,698
Progressive Corp. (The)	6,172	150,350
Prudential Financial Inc.	4,963	275,794
RenaissanceRe Holdings Ltd.	517	45,206
Torchmark Corp.	1,020	57,314
Travelers Companies Inc. (The)	4,098	329,561
Unum Group	2,956	72,333
W.R. Berkley Corp.	1,240	51,460

Security	Shares	Value

Willis Group Holdings PLC	1,858	$70,753
XL Group PLC	3,229	92,479

		5,492,904
INTERNET — 3.94%
Amazon.com Inc.[a]	3,893	1,028,803
eBay Inc.[a]	12,511	684,102
Equinix Inc.[a,b]	522	110,429
Expedia Inc.	1,049	66,968
F5 Networks Inc.[a]	849	80,171
Facebook Inc. Class Aa	17,188	468,373
Google Inc. Class Aa	2,846	2,280,215
Liberty Interactive Corp. Series Aa	5,531	115,487
LinkedIn Corp. Class Aa,b	937	157,585
Netflix Inc.[a]	567	106,641
Priceline.com Inc.[a,b]	536	368,543
Rackspace Hosting Inc.[a]	1,177	65,747
Symantec Corp.[a]	7,454	174,722
VeriSign Inc.[a]	1,668	76,394
Yahoo! Inc.[a]	12,070	257,212

		6,041,392
IRON & STEEL — 0.17%
Allegheny Technologies Inc.	1,095	33,365
Cliffs Natural Resources Inc.	1,628	41,449
Nucor Corp.	3,412	153,710
United States Steel Corp.	1,550	32,302

		260,826
LEISURE TIME — 0.27%
Carnival Corp.	4,790	171,338
Harley-Davidson Inc.	2,431	127,944
Polaris Industries Inc.	704	61,508
Royal Caribbean Cruises Ltd.	1,523	53,107

		413,897
LODGING — 0.46%
Las Vegas Sands Corp.	4,423	227,740
Marriott International Inc. Class A	2,712	106,988
MGM Resorts International[a,b]	3,942	49,235
Starwood Hotels & Resorts Worldwide Inc.	2,105	126,995
Wyndham Worldwide Corp.	1,507	90,782
Wynn Resorts Ltd.	864	101,002

		702,742

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2013

Security	Shares	Value

MACHINERY — 1.15%
AGCO Corp.	1,042	$53,642
Caterpillar Inc.	7,025	648,899
Cummins Inc.	1,940	224,788
Deere & Co.	3,997	351,056
Flowserve Corp.	537	86,188
Joy Global Inc.	1,137	72,018
Rockwell Automation Inc.	1,497	135,239
Roper Industries Inc.	1,057	131,713
Xylem Inc.	1,996	54,890

		1,758,433
MANUFACTURING — 3.37%
3M Co.	7,062	734,448
Danaher Corp.	6,325	389,620
Dover Corp.	1,923	141,052
Eaton Corp. PLC	4,976	308,363
General Electric Co.	112,653	2,615,803
Illinois Tool Works Inc.	4,481	275,582
Ingersoll-Rand PLC	3,234	170,270
Leggett & Platt Inc.	1,518	46,420
Pall Corp.	1,220	83,180
Parker Hannifin Corp.	1,603	151,451
Pentair Ltd. Registered	2,259	120,337
SPX Corp.	546	43,958
Textron Inc.	3,028	87,358

		5,167,842
MEDIA — 3.50%
Cablevision NY Group Class A	2,021	28,274
CBS Corp. Class B NVS	6,362	276,047
Charter Communications Inc. Class Aa	434	37,493
Comcast Corp. Class A	22,763	905,740
Comcast Corp. Class A Special NVS	5,682	217,677
DIRECTV[a]	6,166	297,016
Discovery Communications Inc. Series Aa,b	1,557	114,175
Discovery Communications Inc. Series C NVS[a]	938	60,501
DISH Network Corp. Class A	2,288	79,622
Liberty Global Inc. Series Aa,b	1,472	101,406
Liberty Global Inc. Series C NVS[a,b]	1,164	74,333
Liberty Media Corp.[a]	1,126	121,608
McGraw-Hill Companies Inc. (The)	2,685	124,987
News Corp. Class A NVS	16,609	478,339

Security	Shares	Value

News Corp. Class B	4,718	$138,049
Nielsen Holdings NVa	1,805	60,811
Scripps Networks Interactive Inc. Class A	931	58,700
Sirius XM Radio Inc.	36,361	112,719
Time Warner Cable Inc.	3,242	280,076
Time Warner Inc.	10,172	540,845
Viacom Inc. Class B NVS	4,845	283,239
Walt Disney Co. (The)	18,086	987,315

		5,378,972
METAL FABRICATE & HARDWARE — 0.19%
Precision Castparts Corp.	1,563	291,640

		291,640
MINING — 0.46%
Alcoa Inc.	11,465	97,682
Freeport-McMoRan Copper & Gold Inc.	10,198	325,520
Newmont Mining Corp.	5,333	214,867
Vulcan Materials Co.	1,392	70,894

		708,963
OFFICE & BUSINESS EQUIPMENT — 0.09%
Pitney Bowes Inc.[b]	2,157	28,256
Xerox Corp.	13,671	110,872

		139,128
OIL & GAS — 8.75%
Anadarko Petroleum Corp.	5,369	427,265
Apache Corp.	4,204	312,231
Cabot Oil & Gas Corp.	2,259	139,990
Chesapeake Energy Corp.	7,140	143,942
Chevron Corp.	21,026	2,463,196
Cimarex Energy Co.	930	62,598
Cobalt International Energy Inc.[a]	2,426	59,849
Concho Resources Inc.[a]	1,067	95,987
ConocoPhillips	12,389	717,943
Continental Resources Inc.[a]	497	43,736
Denbury Resources Inc.[a,b]	4,157	75,325
Devon Energy Corp.	4,133	224,257
Diamond Offshore Drilling Inc.	747	52,051
Energen Corp.	775	35,836
Ensco PLC Class A	2,495	150,049
EOG Resources Inc.	2,910	365,816
EQT Corp.	1,607	101,386
Exxon Mobil Corp.	48,980	4,386,159
Helmerich & Payne Inc.	1,136	75,271

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2013

Security	Shares	Value

Hess Corp.	3,302	$219,583
HollyFrontier Corp.	2,073	116,503
Marathon Oil Corp.	7,589	254,231
Marathon Petroleum Corp.	3,644	302,015
Murphy Oil Corp.	1,983	120,725
Nabors Industries Ltd.[a]	3,120	52,291
Newfield Exploration Co.[a]	1,453	33,593
Noble Corp.	2,715	97,251
Noble Energy Inc.	1,911	211,796
Occidental Petroleum Corp.	8,704	716,600
Phillips 66	6,387	402,126
Pioneer Natural Resources Co.	1,422	178,902
Plains Exploration & Production Co.[a]	1,386	62,883
QEP Resources Inc.	1,913	58,270
Range Resources Corp.	1,747	134,170
Rowan Companies PLC[a,b]	1,334	46,143
Southwestern Energy Co.[a]	3,764	128,992
Ultra Petroleum Corp.[a,b]	1,643	28,030
Valero Energy Corp.	5,947	271,124
Whiting Petroleum Corp.[a]	1,264	61,557

		13,429,672
OIL & GAS SERVICES — 1.72%
Baker Hughes Inc.	4,723	211,685
Cameron International Corp.[a]	2,650	168,858
Core Laboratories NV	501	68,712
FMC Technologies Inc.[a,b]	2,554	132,578
Halliburton Co.	9,969	413,813
National Oilwell Varco Inc.	4,586	312,444
Oceaneering International Inc.	1,159	73,701
Schlumberger Ltd.	14,262	1,110,297
Superior Energy Services Inc.[a]	1,694	44,807
Weatherford International Ltd.[a,b]	8,148	96,798

		2,633,693
PACKAGING & CONTAINERS — 0.19%
Ball Corp.	1,570	69,724
Crown Holdings Inc.[a]	1,548	60,171
Owens-Illinois Inc.[a]	1,679	42,814
Rock-Tenn Co. Class A	764	67,576
Sealed Air Corp.	1,985	44,087

		284,372

Security	Shares	Value

PHARMACEUTICALS — 6.87%
Abbott Laboratories	16,981	$573,788
AbbVie Inc.	16,859	622,434
Actavis Inc.[a]	1,372	116,840
Allergan Inc.	3,304	358,220
AmerisourceBergen Corp.	2,530	119,416
Bristol-Myers Squibb Co.	17,733	655,589
Cardinal Health Inc.	3,650	168,666
DENTSPLY International Inc.	1,525	63,165
Eli Lilly and Co.	11,220	613,285
Express Scripts Holding Co.[a]	8,770	499,101
Forest Laboratories Inc.[a]	2,858	105,174
Herbalife Ltd.[b]	1,160	46,736
Johnson & Johnson	29,771	2,265,871
McKesson Corp.	2,536	269,146
Mead Johnson Nutrition Co. Class A	2,181	163,379
Merck & Co. Inc.	32,659	1,395,519
Mylan Inc.[a]	4,378	129,633
Omnicare Inc.	1,187	44,228
Patterson Companies Inc.	948	34,450
Perrigo Co.	958	108,417
Pfizer Inc.	79,095	2,164,830
Warner Chilcott PLC Class A	2,287	30,897

		10,548,784
PIPELINES — 0.59%
Kinder Morgan Inc.	7,136	264,531
Kinder Morgan Management LLC[a,b]	1,112	92,107
ONEOK Inc.	2,088	93,939
Spectra Energy Corp.	7,015	203,716
Williams Companies Inc. (The)	7,241	251,335

		905,628
REAL ESTATE — 0.05%
CBRE Group Inc. Class Aa	3,360	81,211

		81,211
REAL ESTATE INVESTMENT TRUSTS — 2.75%
American Capital Agency Corp.	4,178	132,526
American Tower Corp.	4,247	329,567
Annaly Capital Management Inc.[b]	10,474	162,242
AvalonBay Communities Inc.	1,205	150,420
Boston Properties Inc.	1,621	168,390
Camden Property Trust	904	62,503
Digital Realty Trust Inc.[b]	1,325	88,749

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2013

Security	Shares	Value

Duke Realty Corp.[b]	3,379	$54,605
Equity Residential[b]	3,456	190,218
Federal Realty Investment Trust	694	73,710
General Growth Properties Inc.	4,539	86,876
HCP Inc.[b]	4,856	237,361
Health Care REIT Inc.[b]	2,790	178,951
Host Hotels & Resorts Inc.	7,786	129,793
Kimco Realty Corp.[b]	4,379	95,331
Liberty Property Trust	1,270	49,263
Macerich Co. (The)[b]	1,468	88,241
Plum Creek Timber Co. Inc.[b]	1,736	84,196
Prologis Inc.[b]	4,951	192,792
Public Storage	1,567	236,946
Rayonier Inc.	1,324	73,972
Realty Income Corp.	1,923	87,785
Regency Centers Corp.	971	50,375
Simon Property Group Inc.	3,323	527,892
SL Green Realty Corp.[b]	1,012	82,599
UDR Inc.[b]	2,687	64,112
Ventas Inc.[b]	3,175	224,727
Vornado Realty Trust	1,800	144,378
Weyerhaeuser Co.	5,818	171,107

		4,219,627

RETAIL — 6.21%
Advance Auto Parts Inc.	788	60,156
AutoZone Inc.[a,b]	353	134,193
Bed Bath & Beyond Inc.[a,b]	2,462	139,719
Best Buy Co. Inc.	3,074	50,444
CarMax Inc.[a,b]	2,458	94,412
Chipotle Mexican Grill Inc.[a]	338	107,075
Costco Wholesale Corp.	4,645	470,492
CVS Caremark Corp.	13,393	684,650
Darden Restaurants Inc.	1,382	63,945
Dick’s Sporting Goods Inc.	1,049	52,450
Dollar General Corp.[a]	2,821	130,725
Dollar Tree Inc.[a,b]	2,441	110,297
Family Dollar Stores Inc.	1,054	60,658
GameStop Corp. Class A	1,299	32,553
Gap Inc. (The)	3,358	110,545
Home Depot Inc. (The)	16,063	1,100,315
J.C. Penney Co. Inc.[b]	1,766	31,029
Kohl’s Corp.	2,347	108,197

Security	Shares	Value

Limited Brands Inc.	2,633	$119,854
Lowe’s Companies Inc.	12,082	460,928
Lululemon Athletica Inc.[a,b]	1,084	72,682
Macy’s Inc.	4,246	174,511
McDonald’s Corp.	10,786	1,034,377
Nordstrom Inc.	1,727	93,638
O’Reilly Automotive Inc.[a]	1,231	125,242
PetSmart Inc.	1,155	75,202
PVH Corp.	866	105,522
Ross Stores Inc.	2,406	139,452
Sears Holdings Corp.[a,b]	400	18,000
Staples Inc.	7,239	95,410
Starbucks Corp.	7,988	437,902
Target Corp.	6,642	418,180
Tiffany & Co.	1,362	91,472
TJX Companies Inc. (The)	7,834	352,295
Tractor Supply Co.	757	78,720
Ulta Salon, Cosmetics & Fragrance Inc.	651	57,653
Urban Outfitters Inc.[a]	1,254	50,812
Wal-Mart Stores Inc.	17,969	1,271,846
Walgreen Co.	9,652	395,153
Yum! Brands Inc.	4,854	317,840

		9,528,546
SAVINGS & LOANS — 0.10%
Hudson City Bancorp Inc.	5,107	43,512
New York Community Bancorp Inc.	4,717	63,679
People’s United Financial Inc.	3,735	48,929

		156,120
SEMICONDUCTORS — 2.82%
Altera Corp.	3,444	121,986
Analog Devices Inc.	3,238	146,422
Applied Materials Inc.	13,294	182,128
Avago Technologies Ltd.	2,637	90,238
Broadcom Corp. Class A	5,500	187,605
Cree Inc.[a,b]	1,187	53,688
Intel Corp.	53,456	1,114,558
KLA-Tencor Corp.	1,789	97,966
Lam Research Corp.[a]	1,841	77,874
Linear Technology Corp.	2,486	95,065
LSI Corp.[a]	5,945	41,377
Marvell Technology Group Ltd.	4,885	49,338
Maxim Integrated Products Inc.	3,132	97,656

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2013

Security	Shares	Value

Microchip Technology Inc.	2,091	$76,259
Micron Technology Inc.[a]	10,932	91,719
NVIDIA Corp.	6,713	84,987
QUALCOMM Inc.	18,306	1,201,423
Texas Instruments Inc.	12,041	413,849
Xilinx Inc.	2,803	104,468

		4,328,606
SOFTWARE — 3.66%
Activision Blizzard Inc.	4,781	68,368
Adobe Systems Inc.[a]	5,318	208,998
Akamai Technologies Inc.[a]	1,907	70,483
ANSYS Inc.[a,b]	995	75,421
Autodesk Inc.[a]	2,438	89,523
BMC Software Inc.[a]	1,664	66,677
CA Inc.	3,454	84,589
Cerner Corp.[a]	1,567	137,050
Citrix Systems Inc.[a]	2,006	142,225
Dun & Bradstreet Corp. (The)[b]	479	38,607
Electronic Arts Inc.[a,b]	3,278	57,463
Fidelity National Information Services Inc.	2,520	94,878
Fiserv Inc.[a]	1,434	117,746
Intuit Inc.	3,021	194,794
Microsoft Corp.	81,375	2,262,225
Nuance Communications Inc.[a,b]	2,685	49,431
Oracle Corp.	41,416	1,418,912
Red Hat Inc.[a]	2,077	105,532
Salesforce.com Inc.[a]	1,449	245,200
VeriFone Systems Inc.[a,b]	1,158	21,967
VMware Inc. Class Aa,b	892	64,072

		5,614,161
TELECOMMUNICATIONS — 4.15%
AT&T Inc.	61,019	2,191,192
CenturyLink Inc.	6,706	232,497
Cisco Systems Inc.	57,037	1,189,221
Corning Inc.	15,876	200,196
Crown Castle International Corp.[a]	3,149	219,800
Frontier Communications Corp.[b]	10,726	44,406
Harris Corp.	1,220	58,645
Juniper Networks Inc.[a]	5,539	114,547
Level 3 Communications Inc.[a,b]	1,639	32,747
MetroPCS Communications Inc.[a]	3,325	32,585
Motorola Solutions Inc.	2,712	168,714

Security	Shares	Value

SBA Communications Corp. Class Aa	1,358	$96,581
Sprint Nextel Corp.[a]	32,278	187,212
Verizon Communications Inc.	30,660	1,426,610
Virgin Media Inc.	2,739	127,090
Windstream Corp.	6,318	54,272

		6,376,315
TEXTILES — 0.08%
Cintas Corp.	1,208	53,031
Mohawk Industries Inc.[a,b]	631	66,899

		119,930
TOYS, GAMES & HOBBIES — 0.13%
Hasbro Inc.[b]	1,256	50,265
Mattel Inc.	3,686	150,205

		200,470
TRANSPORTATION — 1.66%
C.H. Robinson Worldwide Inc.	1,732	98,759
CSX Corp.	11,080	254,175
Expeditors International of Washington Inc.	2,245	87,218
FedEx Corp.	3,206	338,009
J.B. Hunt Transport Services Inc.	1,016	70,632
Kansas City Southern Industries Inc.	1,182	121,711
Norfolk Southern Corp.	3,395	248,005
Union Pacific Corp.	5,053	692,817
United Parcel Service Inc. Class B	7,773	642,438

		2,553,764
WATER — 0.05%
American Water Works Co. Inc.	1,899	74,915

		74,915

TOTAL COMMON STOCKS
(Cost: $130,984,643)		153,014,883

SHORT-TERM INVESTMENTS — 1.85%

MONEY MARKET FUNDS — 1.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	2,503,352	2,503,352
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	181,251	181,251

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 28, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	152,842	$152,842

		2,837,445

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,837,445)		2,837,445

TOTAL INVESTMENTS IN SECURITIES — 101.55%
(Cost: $133,822,088)		155,852,328
Other Assets, Less Liabilities — (1.55)%		(2,371,292)

NET ASSETS — 100.00%		$153,481,036

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2013

	iShares MSCI Brazil Capped Index Fund	iShares MSCI Canada Index Fund	iShares MSCI Chile Capped Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$5,905,464,573	$5,122,669,768	$419,214,651
Affiliated (Note 2)	811,745	52,643,979	19,603,844

Total cost of investments	$5,906,276,318	$5,175,313,747	$438,818,495

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,318,249,385	$4,757,053,356	$614,277,024
Affiliated (Note 2)	811,745	52,643,979	19,603,844

Total fair value of investments	8,319,061,130	4,809,697,335	633,880,868
Foreign currencies, at value[b]	9,338,605	20,947,503	—
Foreign currencies pledged to broker, at value[b]	—	472,586	—
Receivables:
Investment securities sold	225,164,666	788,016	8,347,385
Dividends and interest	53,936,439	6,580,383	1,780
Futures variation margin	—	758,309	—

Total Assets	8,607,500,840	4,839,244,132	642,230,033

LIABILITIES
Payables:
Investment securities purchased	209,640,022	60,482,616	7,165,159
Collateral for securities on loan (Note 5)	—	52,031,217	—
Capital shares redeemed	17,729,710	2,484,143	—
Investment advisory fees (Note 2)	4,112,983	1,902,938	290,103

Total Liabilities	231,482,715	116,900,914	7,455,262

NET ASSETS	$8,376,018,125	$4,722,343,218	$634,774,771

Net assets consist of:
Paid-in capital	$7,448,877,628	$5,332,790,678	$535,689,516
Distributions in excess of net investment income	(29,992,426)	(4,775,568)	(215,174)
Accumulated net realized loss	(1,456,617,579)	(240,321,548)	(95,763,420)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,413,750,502	(365,350,344)	195,063,849

NET ASSETS	$8,376,018,125	$4,722,343,218	$634,774,771

Shares outstanding[c]	151,200,000	166,200,000	9,550,000

Net asset value per share	$55.40	$28.41	$66.47

[a]	Securities on loan with values of $ —, $49,488,389 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies including currencies at broker, if any: $9,338,605, $21,865,959 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 340.2 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2013

	iShares MSCI Israel Capped Investable Market Index Fund	iShares MSCI Mexico Capped Investable Market Index Fund	iShares MSCI South Africa Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$100,418,890	$2,231,266,618	$538,714,918
Affiliated (Note 2)	777,345	41,018,664	5,215,141

Total cost of investments	$101,196,235	$2,272,285,282	$543,930,059

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$80,362,653	$2,364,179,774	$505,634,924
Affiliated (Note 2)	777,345	41,018,664	5,215,141

Total fair value of investments	81,139,998	2,405,198,438	510,850,065
Foreign currencies, at value[b]	55,438	3,807,717	176,594
Receivables:
Investment securities sold	200,375	69,927,850	616,215
Dividends and interest	127,057	620,270	3,536
Capital shares sold	—	174,220	—

Total Assets	81,522,868	2,479,728,495	511,646,410

LIABILITIES
Payables:
Investment securities purchased	193,936	68,718,304	413,640
Collateral for securities on loan (Note 5)	738,106	40,695,274	4,990,000
Investment advisory fees (Note 2)	36,907	889,187	232,228

Total Liabilities	968,949	110,302,765	5,635,868

NET ASSETS	$80,553,919	$2,369,425,730	$506,010,542

Net assets consist of:
Paid-in capital	$133,001,818	$2,354,061,238	$597,349,901
Undistributed (distributions in excess of) net investment income	(301,194)	1,194,871	(4,431,954)
Accumulated net realized loss	(32,089,223)	(118,751,069)	(53,827,411)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(20,057,482)	132,920,690	(33,079,994)

NET ASSETS	$80,553,919	$2,369,425,730	$506,010,542

Shares outstanding[c]	1,850,000	33,200,000	7,800,000

Net asset value per share	$43.54	$71.37	$64.87

[a]	Securities on loan with values of $699,777, $37,932,851 and $4,744,590, respectively. See Note 5.
[b]	Cost of foreign currencies: $55,954, $3,807,717 and $176,594, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 255 million and 400 million, respectively.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2013

	iShares MSCI Turkey Investable Market Index Fund	iShares MSCI USA Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$761,404,079	$130,400,845
Affiliated (Note 2)	23,506,698	3,421,243

Total cost of investments	$784,910,777	$133,822,088

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$805,739,007	$152,311,067
Affiliated (Note 2)	23,506,698	3,541,261

Total fair value of investments	829,245,705	155,852,328
Foreign currencies, at value[b]	415,821	—
Receivables:
Investment securities sold	—	822,544
Dividends and interest	66,234	366,142

Total Assets	829,727,760	157,041,014

LIABILITIES
Payables:
Investment securities purchased	—	857,664
Collateral for securities on loan (Note 5)	23,411,603	2,684,603
Investment advisory fees (Note 2)	378,701	17,711

Total Liabilities	23,790,304	3,559,978

NET ASSETS	$805,937,456	$153,481,036

Net assets consist of:
Paid-in capital	$793,287,774	$127,557,122
Undistributed (distributions in excess of) net investment income	(1,981,249)	554,012
Undistributed net realized gain (accumulated net realized loss)	(29,696,749)	3,339,662
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	44,327,680	22,030,240

NET ASSETS	$805,937,456	$153,481,036

Shares outstanding[c]	12,150,000	4,700,000

Net asset value per share	$66.33	$32.66

[a]	Securities on loan with values of $21,943,100 and $2,613,271, respectively. See Note 5.
[b]	Cost of foreign currencies: $423,069 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 200 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI Brazil Capped Index Fund	iShares MSCI Canada Index Fund	iShares MSCI Chile Capped Investable Market Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$136,032,472	$56,120,308	$2,260,103
Interest — unaffiliated	—	4,812	—
Interest — affiliated (Note 2)	2,943	1,886	575
Securities lending income — affiliated (Note 2)	42	383,824	—

Total investment income	136,035,457	56,510,830	2,260,678

EXPENSES
Investment advisory fees (Note 2)	26,696,139	11,730,383	1,702,825

Total expenses	26,696,139	11,730,383	1,702,825

Net investment income	109,339,318	44,780,447	557,853

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(268,881,056)	(13,506,043)	(3,093,644)
In-kind redemptions — unaffiliated	47,225,661	43,468,206	—
Futures contracts	—	234,177	—
Foreign currency transactions	(237,319)	(452,599)	(90,933)

Net realized gain (loss)	(221,892,714)	29,743,741	(3,184,577)

Net change in unrealized appreciation/depreciation on:
Investments	584,531,085	124,749,830	58,497,961
Futures contracts	—	803,280	—
Translation of assets and liabilities in foreign currencies	2,043,644	(541,498)	5,703

Net change in unrealized appreciation/depreciation	586,574,729	125,011,612	58,503,664

Net realized and unrealized gain	364,682,015	154,755,353	55,319,087

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$474,021,333	$199,535,800	$55,876,940

[a]	Net of foreign withholding tax of $10,456,848, $9,816,757 and $708,316, respectively.

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI Israel Capped Investable Market Index Fund	iShares MSCI Mexico Capped Investable Market Index Fund	iShares MSCI South Africa Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$876,271	$8,504,460	$6,547,374
Interest — affiliated (Note 2)	34	318	185
Securities lending income — affiliated (Note 2)	79,186	112,608	46,095

Total investment income	955,491	8,617,386	6,593,654

EXPENSES
Investment advisory fees (Note 2)	237,279	4,390,129	1,528,256

Total expenses	237,279	4,390,129	1,528,256

Net investment income	718,212	4,227,257	5,065,398

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,120,393)	(51,996,638)	(1,826,433)
In-kind redemptions — unaffiliated	871,361	20,705,624	11,186,106
Foreign currency transactions	23,160	80,202	(43,341)

Net realized gain (loss)	(2,225,872)	(31,210,812)	9,316,332

Net change in unrealized appreciation/depreciation on:
Investments	14,398,206	248,567,058	(3,945,724)
Translation of assets and liabilities in foreign currencies	(1,696)	14,568	15,261

Net change in unrealized appreciation/depreciation	14,396,510	248,581,626	(3,930,463)

Net realized and unrealized gain	12,170,638	217,370,814	5,385,869

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,888,850	$221,598,071	$10,451,267

[a]	Net of foreign withholding tax of $215,093, $ — and $863,781, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI Turkey Investable Market Index Fund	iShares MSCI USA Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$264,758	$1,838,891
Dividends — affiliated (Note 2)	—	6,867
Interest — affiliated (Note 2)	76	72
Securities lending income — affiliated (Note 2)	369,637	5,315

Total investment income	634,471	1,851,145

EXPENSES
Investment advisory fees (Note 2)	2,085,969	111,661

Total expenses	2,085,969	111,661

Net investment income (loss)	(1,451,498)	1,739,484

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,347,042)	(157,154)
Investments — affiliated (Note 2)	—	(658)
In-kind redemptions — unaffiliated	18,415,797	3,989,384
In-kind redemptions — affiliated (Note 2)	—	15,938
Foreign currency transactions	12,014	—

Net realized gain	11,080,769	3,847,510

Net change in unrealized appreciation/depreciation on:
Investments	95,489,406	7,463,089
Translation of assets and liabilities in foreign currencies	(6,743)	—

Net change in unrealized appreciation/depreciation	95,482,663	7,463,089

Net realized and unrealized gain	106,563,432	11,310,599

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,111,934	$13,050,083

[a]	Net of foreign withholding tax of $16,524 and $1,920, respectively.

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Brazil Capped Index Fund		iShares MSCI Canada Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$109,339,318	$265,582,641	$44,780,447	$87,661,937
Net realized gain (loss)	(221,892,714)	(543,223,728)	29,743,741	21,344,695
Net change in unrealized appreciation/depreciation	586,574,729	(1,354,671,920)	125,011,612	(434,518,038)

Net increase (decrease) in net assets resulting from operations	474,021,333	(1,632,313,007)	199,535,800	(325,511,406)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(85,946,218)	(82,370,233)	(62,085,928)	(94,130,044)
Return of capital	—	(133,826,010)	—	—

Total distributions to shareholders	(85,946,218)	(216,196,243)	(62,085,928)	(94,130,044)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,642,559,353	139,197,302	613,910,740	652,923,013
Cost of shares redeemed	(1,025,233,433)	(2,252,192,423)	(283,561,696)	(1,071,283,795)

Net increase (decrease) in net assets from capital share transactions	617,325,920	(2,112,995,121)	330,349,044	(418,360,782)

INCREASE (DECREASE) IN NET ASSETS	1,005,401,035	(3,961,504,371)	467,798,916	(838,002,232)

NET ASSETS
Beginning of period	7,370,617,090	11,332,121,461	4,254,544,302	5,092,546,534

End of period	$8,376,018,125	$7,370,617,090	$4,722,343,218	$4,254,544,302

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(29,992,426)	$(53,385,526)	$(4,775,568)	$12,529,913

SHARES ISSUED AND REDEEMED
Shares sold	29,600,000	2,600,000	21,600,000	23,900,000
Shares redeemed	(18,500,000)	(36,850,000)	(10,000,000)	(39,700,000)

Net increase (decrease) in shares outstanding	11,100,000	(34,250,000)	11,600,000	(15,800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Chile Capped Investable Market Index Fund		iShares MSCI Israel Capped Investable Market Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$557,853	$9,312,365	$718,212	$2,116,888
Net realized loss	(3,184,577)	(53,947,353)	(2,225,872)	(8,782,793)
Net change in unrealized appreciation/depreciation	58,503,664	(39,629,429)	14,396,510	(7,354,630)

Net increase (decrease) in net assets resulting from operations	55,876,940	(84,264,417)	12,888,850	(14,020,535)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(773,027)	(8,674,940)	(1,015,503)	(1,986,153)
Return of capital	—	(430,786)	—	(63,813)

Total distributions to shareholders	(773,027)	(9,105,726)	(1,015,503)	(2,049,966)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	58,641,152	168,360,287	4,057,008	54,151,938
Cost of shares redeemed	(27,766,939)	(234,211,464)	(4,288,924)	(47,186,462)

Net increase (decrease) in net assets from capital share transactions	30,874,213	(65,851,177)	(231,916)	6,965,476

INCREASE (DECREASE) IN NET ASSETS	85,978,126	(159,221,320)	11,641,431	(9,105,025)

NET ASSETS
Beginning of period	548,796,645	708,017,965	68,912,488	78,017,513

End of period	$634,774,771	$548,796,645	$80,553,919	$68,912,488

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(215,174)	$—	$(301,194)	$(3,903)

SHARES ISSUED AND REDEEMED
Shares sold	900,000	2,600,000	100,000	1,300,000
Shares redeemed	(450,000)	(4,050,000)	(100,000)	(1,150,000)

Net increase (decrease) in shares outstanding	450,000	(1,450,000)	—	150,000

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico Capped Investable Market Index Fund		iShares MSCI South Africa Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,227,257	$14,544,267	$5,065,398	$16,812,091
Net realized gain (loss)	(31,210,812)	51,713,777	9,316,332	9,214,776
Net change in unrealized appreciation/depreciation	248,581,626	(17,415,752)	(3,930,463)	(38,029,481)

Net increase (decrease) in net assets resulting from operations	221,598,071	48,842,292	10,451,267	(12,002,614)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,593,811)	(16,941,924)	(8,548,997)	(16,263,704)

Total distributions to shareholders	(4,593,811)	(16,941,924)	(8,548,997)	(16,263,704)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,073,335,530	1,078,823,186	86,109,028	164,594,240
Cost of shares redeemed	(103,613,612)	(1,171,754,823)	(53,922,934)	(168,507,993)

Net increase (decrease) in net assets from capital share transactions	969,721,918	(92,931,637)	32,186,094	(3,913,753)

INCREASE (DECREASE) IN NET ASSETS	1,186,726,178	(61,031,269)	34,088,364	(32,180,071)

NET ASSETS
Beginning of period	1,182,699,552	1,243,730,821	471,922,178	504,102,249

End of period	$2,369,425,730	$1,182,699,552	$506,010,542	$471,922,178

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,194,871	$1,561,425	$(4,431,954)	$(948,355)

SHARES ISSUED AND REDEEMED
Shares sold	15,300,000	18,600,000	1,300,000	2,600,000
Shares redeemed	(1,500,000)	(20,500,000)	(800,000)	(2,600,000)

Net increase (decrease) in shares outstanding	13,800,000	(1,900,000)	500,000	—

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Turkey Investable Market Index Fund		iShares MSCI USA Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(1,451,498)	$7,409,333	$1,739,484	$2,008,350
Net realized gain (loss)	11,080,769	(43,049,648)	3,847,510	1,787,070
Net change in unrealized appreciation/depreciation	95,482,663	111,616,412	7,463,089	14,419,985

Net increase in net assets resulting from operations	105,111,934	75,976,097	13,050,083	18,215,405

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(8,952,333)	(1,775,339)	(1,429,449)

Total distributions to shareholders	—	(8,952,333)	(1,775,339)	(1,429,449)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	215,267,068	169,170,485	18,838,623	150,498,448
Cost of shares redeemed	(75,725,831)	(123,586,926)	(22,102,164)	(27,048,052)

Net increase (decrease) in net assets from capital share transactions	139,541,237	45,583,559	(3,263,541)	123,450,396

INCREASE IN NET ASSETS	244,653,171	112,607,323	8,011,203	140,236,352

NET ASSETS
Beginning of period	561,284,285	448,676,962	145,469,833	5,233,481

End of period	$805,937,456	$561,284,285	$153,481,036	$145,469,833

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,981,249)	$(529,751)	$554,012	$589,867

SHARES ISSUED AND REDEEMED
Shares sold	3,350,000	3,250,000	600,000	5,550,000
Shares redeemed	(1,200,000)	(2,650,000)	(700,000)	(950,000)

Net increase (decrease) in shares outstanding	2,150,000	600,000	(100,000)	4,600,000

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Capped Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$52.61	$65.00	$68.07	$58.26	$73.27	$61.59

Income from investment operations:
Net investment income[a]	0.67	1.73	2.24	1.56	1.56	1.93
Net realized and unrealized gain (loss)[b]	2.63	(12.64)	(1.69)	10.83	(14.63)	11.59

Total from investment operations	3.30	(10.91)	0.55	12.39	(13.07)	13.52

Less distributions from:
Net investment income	(0.51)	(0.56)	(3.62)	(2.58)	(1.94)	(1.41)
Net realized gain	—	—	—	—	—	(0.43)
Return of capital	—	(0.92)	—	—	—	—

Total distributions	(0.51)	(1.48)	(3.62)	(2.58)	(1.94)	(1.84)

Net asset value, end of period	$55.40	$52.61	$65.00	$68.07	$58.26	$73.27

Total return	6.29%[c]	(16.79)%	0.36%	21.12%	(16.05)%	21.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,376,018	$7,370,617	$11,332,121	$9,240,453	$8,777,366	$7,242,260
Ratio of expenses to average net assets[d,e]	0.60%	0.61%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets[d]	2.48%	2.92%	3.08%	2.24%	3.38%	2.37%
Portfolio turnover rate[f]	21%	7%	11%	13%	30%	30%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely or partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2013 and the years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009 and August 31, 2008 were 10%, 6%, 11%, 13%, 14%, and 19%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$27.52	$29.89	$26.10	$23.70	$30.55	$29.87

Income from investment operations:
Net investment income[a]	0.28	0.53	0.53	0.43	0.41	0.47
Net realized and unrealized gain (loss)[b]	0.99	(2.33)	3.78	2.39	(6.84)	0.72

Total from investment operations	1.27	(1.80)	4.31	2.82	(6.43)	1.19

Less distributions from:
Net investment income	(0.38)	(0.57)	(0.52)	(0.42)	(0.42)	(0.51)

Total distributions	(0.38)	(0.57)	(0.52)	(0.42)	(0.42)	(0.51)

Net asset value, end of period	$28.41	$27.52	$29.89	$26.10	$23.70	$30.55

Total return	4.60%[c]	(5.87)%	16.50%	11.91%	(20.51)%	3.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,722,343	$4,254,544	$5,092,547	$3,447,242	$2,393,638	$2,071,061
Ratio of expenses to average net assets[d,e]	0.51%	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets[d]	1.96%	1.94%	1.70%	1.63%	2.00%	1.46%
Portfolio turnover rate[f]	3%	5%	8%	6%	6%	11%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Chile Capped Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Nov. 12, 2007[a] to Aug. 31, 2008
Net asset value, beginning of period	$60.31	$67.11	$67.37	$44.61	$44.80	$48.84

Income from investment operations:
Net investment income[b]	0.06	0.97	0.95	0.59	0.76	0.92
Net realized and unrealized gain (loss)[c]	6.19	(6.80)	(0.23)	22.86	(0.42)	(4.38)

Total from investment operations	6.25	(5.83)	0.72	23.45	0.34	(3.46)

Less distributions from:
Net investment income	(0.09)	(0.92)	(0.98)	(0.66)	(0.53)	(0.58)
Return of capital	—	(0.05)	(0.00)[d]	(0.03)	—	—

Total distributions	(0.09)	(0.97)	(0.98)	(0.69)	(0.53)	(0.58)

Net asset value, end of period	$66.47	$60.31	$67.11	$67.37	$44.61	$44.80

Total return	10.37%[e]	(8.68)%	0.93%	52.88%	0.89%	(7.15)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$634,775	$548,797	$708,018	$670,350	$263,205	$76,158
Ratio of expenses to average net assets[f]	0.60%	0.61%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets[f]	0.20%	1.55%	1.30%	1.05%	1.98%	2.38%
Portfolio turnover rate[g]	15%	48%	38%	42%	53%	16%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S.dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2013, the years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009 and the period ended August 31, 2008 were 6%, 20%, 12%, 9%, 14% and 16%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Israel Capped Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008
Net asset value, beginning of period	$37.25	$45.89	$49.41	$46.87	$48.62	$50.33

Income from investment operations:
Net investment income[b]	0.38	1.12	1.39	1.40	0.98	0.21
Net realized and unrealized gain (loss)[c]	6.44	(8.66)	(3.18)	2.63	(1.75)	(1.92)

Total from investment operations	6.82	(7.54)	(1.79)	4.03	(0.77)	(1.71)

Less distributions from:
Net investment income	(0.53)	(1.07)	(1.73)	(1.49)	(0.98)	—
Return of capital	—	(0.03)	—	—	—	—

Total distributions	(0.53)	(1.10)	(1.73)	(1.49)	(0.98)	—

Net asset value, end of period	$43.54	$37.25	$45.89	$49.41	$46.87	$48.62

Total return	18.35%[d]	(16.52)%	(4.26)%	8.57%	(0.63)%	(3.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$80,554	$68,912	$78,018	$128,473	$107,792	$204,201
Ratio of expenses to average net assets[e]	0.60%	0.61%	0.59%	0.61%	0.66%	0.63%
Ratio of net investment income to average net assets[e]	1.83%	2.75%	2.49%	2.64%	2.66%	0.93%
Portfolio turnover rate[f]	8%	20%	17%	21%	27%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Capped Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of period	$60.96	$58.39	$48.17	$42.59	$51.94	$58.35

Income from investment operations:
Net investment income[a]	0.17	0.73	0.80	0.72	0.43	1.40
Net realized and unrealized gain (loss)[b]	10.41	2.76	10.15	5.61	(9.17)	(6.21)

Total from investment operations	10.58	3.49	10.95	6.33	(8.74)	(4.81)

Less distributions from:
Net investment income	(0.17)	(0.92)	(0.73)	(0.75)	(0.61)	(1.60)

Total distributions	(0.17)	(0.92)	(0.73)	(0.75)	(0.61)	(1.60)

Net asset value, end of period	$71.37	$60.96	$58.39	$48.17	$42.59	$51.94

Total return	17.36%[c]	6.13%	22.67%	14.83%	(16.50)%	(8.44)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,369,426	$1,182,700	$1,243,731	$1,450,039	$694,278	$955,684
Ratio of expenses to average net assets[d]	0.51%	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets[d]	0.49%	1.26%	1.35%	1.46%	1.25%	2.42%
Portfolio turnover rate[e]	11%	10%	5%	11%	13%	13%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]
Net asset value, beginning of period	$64.65	$69.06	$58.74	$51.99	$55.80	$62.26

Income from investment operations:
Net investment income[b]	0.66	2.10	1.65	1.18	1.94	2.28
Net realized and unrealized gain (loss)[c]	0.68	(4.41)	11.08	6.92	(3.84)	(6.02)

Total from investment operations	1.34	(2.31)	12.73	8.10	(1.90)	(3.74)

Less distributions from:
Net investment income	(1.12)	(2.10)	(2.41)	(1.35)	(1.91)	(2.72)

Total distributions	(1.12)	(2.10)	(2.41)	(1.35)	(1.91)	(2.72)

Net asset value, end of period	$64.87	$64.65	$69.06	$58.74	$51.99	$55.80

Total return	1.99%[d]	(3.17)%	21.58%	15.80%	(2.23)%	(6.18)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$506,011	$471,922	$504,102	$505,191	$488,728	$429,655
Ratio of expenses to average net assets[e]	0.60%	0.61%	0.59%	0.61%	0.66%	0.63%
Ratio of net investment income to average net assets[e]	2.01%	3.26%	2.38%	2.09%	4.81%	3.61%
Portfolio turnover rate[f]	1%	4%	4%	5%	16%	21%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Turkey Investable Market Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008
Net asset value, beginning of period	$56.13	$47.73	$60.81	$48.01	$52.42	$50.30

Income from investment operations:
Net investment income (loss)[b]	(0.13)	0.86	0.84	1.00	0.78	0.83
Net realized and unrealized gain (loss)[c]	10.33	8.70	(12.59)	13.02	(4.22)	1.29

Total from investment operations	10.20	9.56	(11.75)	14.02	(3.44)	2.12

Less distributions from:
Net investment income	—	(1.16)	(1.33)	(1.22)	(0.97)	—

Total distributions	—	(1.16)	(1.33)	(1.22)	(0.97)	—

Net asset value, end of period	$66.33	$56.13	$47.73	$60.81	$48.01	$52.42

Total return	18.17%[d]	20.37%	(19.74)%	29.55%	(5.56)%	4.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$805,937	$561,284	$448,677	$601,988	$242,435	$152,021
Ratio of expenses to average net assets[e]	0.60%	0.61%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income (loss) to average net assets[e]	(0.42)%	1.75%	1.30%	1.81%	2.39%	3.78%
Portfolio turnover rate[f]	4%	9%	12%	13%	16%	27%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI USA Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$30.31	$26.17	$22.44	$24.83

Income from investment operations:
Net investment income[b]	0.36	0.59	0.51	0.17
Net realized and unrealized gain (loss)[c]	2.36	3.94	3.73	(2.49)

Total from investment operations	2.72	4.53	4.24	(2.32)

Less distributions from:
Net investment income	(0.37)	(0.39)	(0.51)	(0.07)

Total distributions	(0.37)	(0.39)	(0.51)	(0.07)

Net asset value, end of period	$32.66	$30.31	$26.17	$22.44

Total return	9.03%[d]	17.44%	18.89%	(9.37)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$153,481	$145,470	$5,233	$2,244
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.34%	2.04%	1.90%	2.21%
Portfolio turnover rate[f]	2%	6%	8%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
Brazil Capped[a]	Non-diversified
Canada	Diversified
Chile Capped Investable Market[b]	Non-diversified
Israel Capped Investable Market	Non-diversified

iShares MSCI Index Fund	Diversification Classification
Mexico Capped Investable Market[c]	Non-diversified
South Africa	Non-diversified
Turkey Investable Market	Non-diversified
USA	Non-diversified

[a]	Formerly the iShares MSCI Brazil Index Fund
[b]	Formerly the iShares MSCI Chile Investable Market Index Fund
[c]	Formerly the iShares MSCI Mexico Investable Market Index Fund

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

(such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2		Level 3	Total
Brazil Capped
Assets:
Common Stocks	$4,252,853,728	$—		$—	$4,252,853,728
Preferred Stocks	4,065,395,657	—		—	4,065,395,657
Rights	—	0	[a]	—	0	[a]
Money Market Funds	811,745	—		—	811,745

	$8,319,061,130	$0	[a]	$—	$8,319,061,130

Canada
Assets:
Common Stocks	$4,757,053,348	$—		$8	$4,757,053,356
Money Market Funds	52,643,979	—		—	52,643,979
Futures Contracts[b]	758,309	—		—	758,309

	$4,810,455,636	$—		$8	$4,810,455,644

Chile Capped Investable Market
Assets:
Common Stocks	$569,721,164	$—		$—	$569,721,164
Preferred Stocks	43,382,924	—		—	43,382,924
Rights	1,172,936	—		—	1,172,936
Money Market Funds	19,603,844	—		—	19,603,844

	$633,880,868	$—		$—	$633,880,868

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Israel Capped Investable Market
Assets:
Common Stocks	$80,362,653	$—	$—	$80,362,653
Money Market Funds	777,345	—	—	777,345

	$81,139,998	$—	$—	$81,139,998

Mexico Capped Investable Market
Assets:
Common Stocks	$2,364,179,774	$—	$—	$2,364,179,774
Money Market Funds	41,018,664	—	—	41,018,664

	$2,405,198,438	$—	$—	$2,405,198,438

South Africa
Assets:
Common Stocks	$505,634,924	$—	$—	$505,634,924
Money Market Funds	5,215,141	—	—	5,215,141

	$510,850,065	$—	$—	$510,850,065

Turkey Investable Market
Assets:
Common Stocks	$805,739,007	$—	$—	$805,739,007
Money Market Funds	23,506,698	—	—	23,506,698

	$829,245,705	$—	$—	$829,245,705

USA
Assets:
Common Stocks	$153,014,883	$—	$—	$153,014,883
Money Market Funds	2,837,445	—	—	2,837,445

	$155,852,328	$—	$—	$155,852,328

[a]	Rounds to less than $1.
[b]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Canada and iShares MSCI Mexico Capped Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to each of the iShares MSCI Brazil Capped, iShares MSCI Chile Capped Investable Market, iShares MSCI Israel Capped Investable Market, iShares MSCI South Africa and iShares MSCI Turkey Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to the iShares MSCI USA Index Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Brazil Capped	$23
Canada	206,674
Israel Capped Investable Market	42,639
Mexico Capped Investable Market	60,635
South Africa	24,820
Turkey Investable Market	199,035
USA	2,862

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
USA
BlackRock Inc.	1,445	251	(239)	1,457	$349,316	$2,169	$8,576
PNC Financial Services Group Inc. (The)	5,825	861	(1,004)	5,682	354,500	4,698	6,704

					$703,816	$6,867	$15,280

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2013 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Brazil Capped	$2,446,248,186	$1,777,473,288
Canada	178,732,081	152,060,330
Chile Capped Investable Market	94,983,125	84,241,241
Israel Capped Investable Market	6,249,963	6,462,245
Mexico Capped Investable Market	185,306,189	187,484,554
South Africa	9,558,272	5,141,406
Turkey Investable Market	26,807,349	28,302,289
USA	3,719,891	3,853,263

In-kind transactions (see Note 4) for the six months ended February 28, 2013 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Brazil Capped	$—	$59,296,000
Canada	610,848,593	279,938,820
Israel Capped Investable Market	4,044,766	4,273,589
Mexico Capped Investable Market	1,071,142,115	103,476,731
South Africa	78,993,780	53,834,723
Turkey Investable Market	215,028,633	75,647,281
USA	18,788,623	22,026,092

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of August 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring[a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Brazil Capped	$160,031,183	$—	$—	$—	$—	$—	$198,226,310	$—	$358,257,493
Canada	31,451,368	2,931,648	—	5,363,291	5,107,471	27,886,883	68,928,677	14,903,919	156,573,257
Chile Capped Investable Market	30,504,831	—	—	—	—	1,886,881	11,712,090	976,991	45,080,793
Israel Capped Investable Market	3,141,756	—	—	—	—	784,479	10,801,191	7,130,249	21,857,675
Mexico Capped Investable Market	6,596,203	12,912	632,766	—	853,150	8,973,988	2,789,471	22,863,665	42,722,155
South Africa	5,013,197	—	260,738	1,607,845	972,024	15,339,464	14,856,365	6,137,142	44,186,775
Turkey Investable Market	4,821,444	—	—	—	—	720,636	5,982,737	3,859,184	15,384,001
USA	2,724	—	—	—	—	—	—	—	2,724

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Brazil Capped	$6,402,129,337	$2,829,891,154	$(912,959,361)	$1,916,931,793
Canada	5,269,052,422	423,962,851	(883,317,938)	(459,355,087)
Chile Capped Investable Market	460,847,952	201,208,729	(28,175,813)	173,032,916
Israel Capped Investable Market	103,372,864	3,171,604	(25,404,470)	(22,232,866)
Mexico Capped Investable Market	2,282,996,729	273,653,046	(151,451,337)	122,201,709
South Africa	553,995,333	54,326,317	(97,471,585)	(43,145,268)
Turkey Investable Market	793,009,469	69,721,418	(33,485,182)	36,236,236
USA	134,035,344	23,973,007	(2,156,023)	21,816,984

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.
The following table shows the value of futures contracts held by the iShares MSCI Canada Index Fund as of February 28, 2013 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$758,309

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI Canada Index Fund during the six months ended February 28, 2013 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$234,177	$803,280

For the six months ended February 28, 2013, the average quarter-end number of contracts and notional value of open futures contracts for the iShares MSCI Canada Index Fund were 86 and $12,204,723, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	73

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Brazil Capped	$0.30346	$—	$0.20767	$0.51113	59%	—%	41%	100%
Canada	0.29591	—	0.08083	0.37674	79	—	21	100
Chile Capped Investable Market	0.07678	—	0.01106	0.08784	87	—	13	100
Israel Capped Investable Market	0.34382	—	0.19066	0.53448	64	—	36	100
South Africa	0.89338	—	0.23149	1.12487	79	—	21	100
USA	0.34533	—	0.02021	0.36554	94	—	6	100

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-84-0213

FEBRUARY 28, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Emerging Markets Index Fund | EEM | NYSE Arca

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.38)%	(0.71)%	0.28%	0.24%	0.37%	0.34%	16.39%	16.30%	16.80%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.38)%	(0.71)%	0.28%	1.23%	1.87%	1.73%	348.96%	345.63%	364.86%

Total returns for the period since inception are calculated from the inception date of the Fund (4/7/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets IndexSM (the “Index”). The Index is designed to measure equity market performance in the global emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 11.62%, net of fees, while the total return for the Index was 12.06%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	26.78%
Energy	11.14
Technology	10.27
Communications	10.25
Basic Materials	10.18
Consumer Non-Cyclical	9.78
Consumer Cyclical	8.64
Industrial	6.81
Utilities	3.31
Diversified	2.47
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	4.09%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.24
China Mobile Ltd. (China)	1.75
China Construction Bank Corp. Class H (China)	1.54
Gazprom OAO (Russia)	1.23
Industrial and Commercial Bank of China Ltd. Class H (China)	1.20
America Movil SAB de CV Series L (Mexico)	1.08
Itau Unibanco Holding SA (Preferred) (Brazil)	1.04
Vale SA Class A (Preferred) (Brazil)	0.97
Sberbank of Russia (Russia)	0.94

TOTAL	16.08%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Actual	$1,000.00	$1,116.20	0.67%	$3.52
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.67	3.36

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 92.06%

BRAZIL — 6.14%
ALL-America Latina Logistica SA	5,937,200	$29,429,245
Amil Participacoes SA	1,735,300	27,498,330
Anhanguera Educacional Participacoes SA	1,481,900	30,730,818
Arteris SA	1,580,500	17,027,287
Banco Bradesco SA	7,163,800	127,615,718
Banco do Brasil SA	7,668,274	102,160,911
Banco Santander (Brasil) SA Units	9,728,680	70,759,404
BM&F Bovespa SA	24,202,500	164,157,364
BR Malls Participacoes SA	5,453,700	70,615,912
BR Properties SA	2,055,500	25,575,489
BRF-Brasil Foods SA	8,613,585	187,119,253
CCR SA	11,973,900	120,217,447
Centrais Eletricas Brasileiras SA	3,456,637	12,150,942
CETIP SA-Mercados Organizados	2,601,403	31,446,832
Cielo SA	4,007,952	120,475,741
Companhia de Bebidas das Americas	1,710,100	75,501,810
Companhia de Saneamento Basico do Estado de Sao Paulo[a]	1,735,808	84,257,495
Companhia de Saneamento de Minas Gerais SA	439,400	11,401,153
Companhia Hering SA	1,725,900	33,529,826
Companhia Siderurgica Nacional SA	9,616,728	48,640,575
Cosan SA Industria e Comercio	1,616,900	38,159,200
CPFL Energia SA	2,804,736	28,627,572
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,980,500	35,031,460
Diagnosticos da America SA	3,136,900	21,657,319
Duratex SA	4,110,180	34,405,685
EcoRodovias Infraestrutura e Logistica SA	2,458,800	21,353,293
EDP Energias do Brasil SA	3,523,600	21,404,297
Embraer SA	7,345,800	62,122,187
Fibria Celulose SAa	3,337,361	37,862,024
Hypermarcas SAa	4,050,400	35,831,013

Security	Shares	Value

JBS SAa	6,579,565	$22,829,304
Kroton Educacional SAa	969,000	25,387,790
Light SA	911,800	8,900,784
Localiza Rent A Car SA	1,482,400	28,146,930
Lojas Americanas SA	1,208,700	10,515,219
Lojas Renner SA	1,610,700	61,394,139
MPX Energia SAa	1,229,100	6,533,732
MRV Engenharia e Participacoes SA	3,774,400	24,245,046
Multiplan Empreendimentos Imobiliarios SA	838,700	24,031,336
Multiplus SA	450,900	8,404,059
Natura Cosmeticos SA	2,343,900	60,580,289
Odontoprev SA	4,244,800	19,666,364
OGX Petroleo e Gas Participacoes SAa	17,088,000	27,225,330
Oi SA	1,910,508	8,165,390
PDG Realty SA Empreendimentos e Participacoes	14,892,500	24,179,316
Petroleo Brasileiro SA	38,741,874	283,935,944
Porto Seguro SA	1,132,100	15,030,917
Qualicorp SAa	1,895,700	21,218,877
Raia Drogasil SA	2,237,000	25,819,807
Souza Cruz SA	5,005,300	79,974,421
Sul America SA Units	1,471,271	14,042,225
TIM Participacoes SA	11,497,176	50,301,235
Totvs SA	1,450,400	32,094,988
Tractebel Energia SA	1,927,600	34,123,717
Ultrapar Participacoes SA	4,247,800	110,218,067
Vale SA	17,139,948	327,697,150
WEG SA	2,486,300	33,312,471

		3,114,740,449

CHILE — 1.77%
AES Gener SA	17,663,031	12,139,530
Aguas Andinas SA Series A	19,228,971	15,444,150
Banco de Chile	282,073,342	46,826,381
Banco de Chile Series Ta	10,699,024	1,639,740
Banco de Credito e Inversiones	349,654	27,188,823
Banco Santander (Chile) SA	656,444,115	47,639,206
Banco Santander (Chile) SA SP ADR	2,144,567	62,321,117

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

CAP SA	614,156	$22,086,506
Cencosud SA	11,045,411	69,020,685
Colbun SAa	73,967,805	23,237,196
Compania Cervecerias Unidas SA	835,982	13,572,403
CorpBanca SA	1,435,472,620	21,108,017
E.CL SA	7,679,997	17,374,765
Empresa Nacional de Electricidad SA	33,933,031	57,674,317
Empresa Nacional de Electricidad SA SP ADR	188,769	9,602,679
Empresa Nacional de Telecomunicaciones SA	1,042,762	21,999,732
Empresas CMPC SA	11,010,257	42,474,618
Empresas Copec SA	4,997,407	77,101,945
Enersis SA	120,538,866	46,049,644
Enersis SA SP ADR	3,176,481	59,050,782
LATAM Airlines Group SA	1,365,334	32,559,630
LATAM Airlines Group SA BDR[a]	721,765	16,467,968
LATAM Airlines Group SA SP ADR	1,751,149	41,344,628
S.A.C.I. Falabella SA	5,289,915	61,736,736
Sociedad Quimica y Minera de Chile SA Series B SP ADR	903,006	50,044,593
Vina Concha y Toro SA	1,242,990	2,591,662

		898,297,453

CHINA — 18.48%
Agile Property Holdings Ltd.	19,710,000	25,467,185
Agricultural Bank of China Ltd. Class H	273,530,000	141,088,480
Air China Ltd. Class H	23,168,000	18,761,812
Aluminum Corp. of China Ltd. Class Ha,b	43,822,000	18,930,566
Angang Steel Co. Ltd. Class Ha,b	17,433,320	11,734,841
Anhui Conch Cement Co. Ltd. Class Hb	16,902,500	61,791,766
Anta Sports Products Ltd.[b]	11,347,402	10,740,366
AviChina Industry & Technology Co. Ltd. Class H	23,428,000	10,755,035
Bank of China Ltd. Class H	994,882,000	469,547,202
Bank of Communications Co. Ltd. Class H	105,297,600	83,370,699

Security	Shares	Value

BBMG Corp. Class H	13,484,500	$11,876,327
Beijing Capital International Airport Co. Ltd. Class H	34,450,000	27,098,525
Beijing Enterprises Holdings Ltd.[b]	7,884,500	60,291,411
Belle International Holdings Ltd.[b]	57,224,000	105,373,891
Bosideng International Holdings Ltd.[b]	26,654,000	8,248,980
Brilliance China Automotive Holdings Ltd.[a]	28,586,000	39,442,439
BYD Co. Ltd. Class Ha,b	4,705,000	16,684,720
China Agri-Industries Holdings Ltd.[b]	36,993,600	21,037,386
China BlueChemical Ltd. Class H	11,920,000	7,639,400
China CITIC Bank Corp. Ltd. Class H	96,155,800	61,749,213
China Coal Energy Co. Class H	51,949,000	51,514,576
China Communications Construction Co. Ltd. Class H	58,174,000	55,061,950
China Communications Services Corp. Ltd. Class H	14,128,000	8,835,864
China Construction Bank Corp. Class H	947,864,760	782,263,289
China COSCO Holdings Co. Ltd. Class Ha,b	33,486,000	17,963,179
China Everbright Ltd.[b]	21,520,000	39,960,541
China Foods Ltd.[b]	10,666,000	7,028,280
China Gas Holdings Ltd.	43,270,000	42,126,992
China International Marine Containers (Group) Co. Ltd. Class Ha	922,600	1,929,705
China Life Insurance Co. Ltd. Class H	99,987,000	300,418,074
China Longyuan Power Group Corp. Ltd. Class Hb	23,739,000	21,642,550
China Mengniu Dairy Co. Ltd.	17,855,000	49,847,611
China Merchants Bank Co. Ltd. Class H	52,092,042	112,985,828
China Merchants Holdings (International) Co. Ltd.[b]	14,000,000	48,563,157
China Minsheng Banking Corp. Ltd. Class H	69,044,700	96,156,955

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

China Mobile Ltd.	80,702,500	$889,253,645
China National Building Material Co. Ltd. Class Hb	37,552,000	57,333,885
China Oilfield Services Ltd. Class H	17,866,000	37,921,347
China Overseas Land & Investment Ltd.	56,464,960	171,473,311
China Pacific Insurance (Group) Co. Ltd. Class H	32,355,400	119,327,188
China Petroleum & Chemical Corp. Class H	239,358,000	272,234,480
China Railway Construction Corp. Ltd. Class Hb	24,747,000	25,944,165
China Railway Group Ltd. Class H	47,159,000	25,601,964
China Resources Cement Holdings Ltd.[b]	27,956,000	17,736,451
China Resources Enterprise Ltd.	17,878,000	58,095,979
China Resources Gas Group Ltd.[b]	9,820,000	22,768,152
China Resources Land Ltd.[b]	29,582,000	86,401,710
China Resources Power Holdings Co. Ltd.	25,978,999	70,183,179
China Shanshui Cement Group Ltd.	24,537,000	17,560,668
China Shenhua Energy Co. Ltd. Class H	44,738,000	169,609,625
China Shipping Container Lines Co. Ltd. Class Ha,b	50,885,000	15,091,910
China Shipping Development Co. Ltd. Class Hb	16,828,000	9,374,386
China Southern Airlines Co. Ltd. Class H	15,692,000	8,660,614
China State Construction International Holdings Ltd.	18,546,000	26,019,908
China Taiping Insurance Holdings Co. Ltd.[a]	8,724,000	17,414,588
China Telecom Corp. Ltd. Class H	170,682,000	88,479,034
China Unicom (Hong Kong) Ltd.	65,760,000	94,804,774
China Vanke Co. Ltd. Class B	9,457,513	19,208,087
Chongqing Rural Commercial Bank Co. Ltd. Class Hb	30,001,000	16,828,739

Security	Shares	Value

CITIC Pacific Ltd.[b]	18,183,000	$27,949,136
CITIC Securities Co. Ltd. Class Hb	13,763,500	34,715,573
CNOOC Ltd.	238,699,000	469,096,470
COSCO Pacific Ltd.	18,492,000	29,616,387
Country Garden Holdings Co. Ltd.[a]	54,683,381	28,064,999
CSR Corp Ltd. Class H	23,419,000	19,176,470
Dah Chong Hong Holdings Ltd.[b]	10,843,000	11,143,827
Daphne International Holdings Ltd.[b]	11,654,000	14,021,138
Datang International Power Generation Co. Ltd. Class H	34,446,000	14,969,086
Dongfang Electric Corp. Ltd. Class Hb	6,068,800	11,410,034
Dongfeng Motor Group Co. Ltd. Class H	33,668,000	49,319,907
ENN Energy Holdings Ltd.	10,736,000	53,923,313
Evergrande Real Estate Group Ltd.[b]	83,082,388	41,033,101
Far East Horizon Ltd.	15,875,000	11,688,975
Fosun International Ltd.	16,106,000	10,488,314
Franshion Properties (China) Ltd.[b]	30,852,000	10,900,853
GCL-Poly Energy Holdings Ltd.[b]	103,433,000	27,609,343
Geely Automobile Holdings Ltd.[b]	49,030,000	26,997,053
Golden Eagle Retail Group Ltd.[b]	8,113,000	16,655,249
GOME Electrical Appliances Holdings Ltd.[a,b]	124,759,200	13,835,588
Great Wall Motor Co. Ltd. Class H	13,109,500	51,306,386
Greentown China Holdings Ltd.[a]	1,159,500	2,239,800
Guangdong Investment Ltd.[b]	37,942,110	32,634,271
Guangzhou Automobile Group Co. Ltd. Class H	30,602,742	25,492,913
Guangzhou R&F Properties Co. Ltd. Class H	15,607,600	26,486,137
Haier Electronics Group Co. Ltd.[a]	10,832,000	19,555,246
Haitong Securities Co. Ltd. Class Ha	11,716,400	19,731,676
Hengan International Group Co. Ltd.[b]	9,397,000	95,365,339

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

Huabao International Holdings Ltd.[b]	21,030,000	$11,742,316
Huaneng Power International Inc. Class H	50,218,000	51,676,001
Industrial and Commercial Bank of China Ltd. Class H	850,728,085	611,044,112
Inner Mongolia Yitai Coal Co. Ltd. Class B	5,226,952	30,049,747
Intime Department Store Group Co. Ltd.[b]	12,570,500	15,415,573
Jiangsu Expressway Co. Ltd. Class H	12,548,000	12,685,780
Jiangxi Copper Co. Ltd. Class H	19,535,000	46,804,297
Kingboard Chemical Holdings Co. Ltd.[b]	6,060,000	18,481,209
Kunlun Energy Co. Ltd.[b]	39,346,000	81,585,547
Lee & Man Paper Manufacturing Ltd.	15,925,000	11,931,146
Lenovo Group Ltd.[b]	83,284,000	93,004,950
Longfor Properties Co. Ltd.[b]	21,279,000	37,702,014
Minmetals Resources Ltd.[a]	21,200,000	9,376,842
New China Life Insurance Co. Ltd. Class H	2,250,000	8,776,766
Nine Dragons Paper (Holdings) Ltd.[b]	21,338,000	20,306,575
Parkson Retail Group Ltd.[b]	11,273,500	7,326,826
People’s Insurance Co. Group of China Ltd. Class Ha	27,663,000	16,230,701
PetroChina Co. Ltd. Class H	281,868,000	387,462,411
PICC Property and Casualty Co. Ltd. Class H	38,809,200	55,750,206
Ping An Insurance (Group) Co. of China Ltd. Class H	24,386,500	204,089,550
Poly Property Group Co. Ltd.[a,b]	28,895,458	20,642,674
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	15,192,000	14,124,621
Shanghai Electric Group Co. Ltd. Class H	25,356,000	10,299,542
Shanghai Industrial Holdings Ltd.	8,635,000	28,171,467
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	6,562,900	14,133,146

Security	Shares	Value

Shimao Property Holdings Ltd.	21,038,500	$42,321,979
Shougang Fushan Resources Group Ltd.[b]	27,384,000	12,076,736
Shui On Land Ltd.	66,135,950	30,616,719
Sihuan Pharmaceutical Holdings Group Ltd.[b]	20,999,000	9,748,274
Sino-Ocean Land Holdings Ltd.[b]	64,462,500	44,555,214
Sinopec Shanghai Petrochemical Co. Ltd. Class H	42,114,000	18,464,264
Sinopharm Group Co. Ltd. Class H	11,850,800	37,440,389
SOHO China Ltd.[b]	38,088,500	29,616,776
Sun Art Retail Group Ltd.	26,006,000	36,217,954
Tencent Holdings Ltd.	13,500,700	466,919,120
Tingyi (Cayman Islands) Holding Corp.[b]	24,246,000	63,625,486
Tsingtao Brewery Co. Ltd. Class Hb	4,146,000	25,956,440
Uni-President China Holdings Ltd.[b]	7,081,000	8,720,162
Want Want China Holdings Ltd.[b]	81,465,000	114,294,822
Weichai Power Co. Ltd. Class Hb	4,720,200	17,895,108
Wumart Stores Inc. Class H	2,925,750	5,734,656
Yanzhou Coal Mining Co. Ltd. Class H	24,954,800	38,679,884
Yingde Gases Group Co. Ltd.[b]	12,020,500	14,074,565
Yuexiu Property Co. Ltd.	68,202,000	23,569,941
Zhaojin Mining Industry Co. Ltd. Class H	13,109,000	17,276,154
Zhejiang Expressway Co. Ltd. Class H	36,686,000	30,796,967
Zhongsheng Group Holdings Ltd.[b]	7,401,000	11,452,446
Zhuzhou CSR Times Electric Co. Ltd. Class H	6,070,000	20,077,178
Zijin Mining Group Co. Ltd. Class H	84,956,000	29,250,407
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	14,026,440	18,521,409
ZTE Corp. Class Hb	8,240,200	14,068,647

		9,381,468,884

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

COLOMBIA — 0.93%
Almacenes Exito SA	2,202,676	$42,483,453
Bancolombia SA	273,086	4,334,042
Bancolombia SA SP ADR	1,310,571	85,108,481
Cementos Argos SA	4,022,453	20,614,607
Corporacion Financiera Colombiana SA	987,107	19,299,630
Ecopetrol SA	62,441,021	179,270,514
Grupo Argos SA	2,800,992	35,068,835
Grupo de Inversiones Suramericana SA	2,695,532	57,425,857
Interconexion Electrica SA ESP	3,572,254	19,291,658
Isagen SA ESP	8,329,413	11,727,527

		474,624,604
CZECH REPUBLIC — 0.27%
CEZ AS	2,646,827	79,716,404
Komercni Banka AS	253,288	51,530,749
Telefonica O2 Czech Republic AS	443,072	7,325,852

		138,573,005
EGYPT — 0.12%
Orascom Telecom Holding SAE SP GDR[a,c]	18,647,677	58,926,659

		58,926,659
HUNGARY — 0.23%
Magyar Telekom Telecommunications PLC	4,587,444	8,252,272
MOL Hungarian Oil and Gas PLC	661,285	50,827,248
OTP Bank PLC	2,866,536	59,547,509

		118,627,029
INDIA — 6.40%
ACC Ltd.	662,984	15,507,404
Adani Enterprises Ltd.	2,268,603	8,992,266
Adani Ports and Special Economic Zone Ltd.	3,584,720	9,135,584
Aditya Birla Nuvo Ltd.	163,111	3,011,430
Ambuja Cements Ltd.	7,410,317	26,090,363
Asian Paints Ltd.	300,368	23,586,659
Axis Bank Ltd.	2,982,639	73,690,179
Axis Bank Ltd. SP GDR[c]	426,312	10,636,484
Bajaj Auto Ltd.	936,905	33,976,906
Bank of Baroda	985,960	12,606,986

Security	Shares	Value

Bank of India	1,170,564	$6,842,006
Bharat Heavy Electricals Ltd.	6,609,815	24,438,274
Bharat Petroleum Corp. Ltd.	1,881,789	12,865,204
Bharti Airtel Ltd.	7,659,030	45,457,233
Cairn India Ltd.	3,420,337	18,731,540
Canara Bank Ltd.	962,846	7,355,184
Cipla Ltd.	3,805,951	25,173,632
Coal India Ltd.	6,975,874	39,722,926
Dabur India Ltd.	2,903,513	6,745,778
Divi’s Laboratories Ltd.	306,677	5,693,296
DLF Ltd.	4,930,313	25,134,129
Dr. Reddy’s Laboratories Ltd.	1,335,684	43,097,628
Dr. Reddy’s Laboratories Ltd. SP ADR	563,233	18,361,396
GAIL (India) Ltd.	4,328,072	26,455,295
Godrej Consumer Products Ltd.	1,094,786	14,588,091
HCL Technologies Ltd.	1,821,973	24,225,995
HDFC Bank Ltd.	20,088,850	230,908,232
HDFC Bank Ltd. SP ADR	455,033	17,314,006
Hero Motocorp Ltd.	722,613	22,147,248
Hindalco Industries Ltd.	12,000,678	21,815,404
Hindustan Unilever Ltd.	10,975,336	89,378,230
Housing Development Finance Corp. Ltd.	18,556,399	258,418,449
ICICI Bank Ltd.	5,586,910	106,839,834
ICICI Bank Ltd. SP ADR	533,779	22,376,016
Idea Cellular Ltd.[a]	8,884,674	19,204,810
Infosys Ltd.	5,639,478	301,331,910
Infosys Ltd. SP ADR	311,301	16,788,463
Infrastructure Development Finance Co. Ltd.	12,143,121	33,323,554
ITC Ltd.	27,749,877	150,366,028
Jaiprakash Associates Ltd.	9,883,463	12,634,773
Jindal Steel & Power Ltd.	4,245,754	27,228,078
JSW Steel Ltd.	855,120	11,619,290
Kotak Mahindra Bank Ltd.	3,052,475	37,007,858
Larsen & Toubro Ltd.	2,726,677	68,551,582
Larsen & Toubro Ltd. SP GDR[c]	724,335	18,579,193
LIC Housing Finance Ltd.	4,098,913	17,509,188
Lupin Ltd.	1,562,218	16,796,607
Mahindra & Mahindra Ltd.	3,723,164	59,790,982
NTPC Ltd.	5,638,612	15,639,492
Oil & Natural Gas Corp. Ltd.	9,937,639	57,254,902

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

Piramal Enterprises Ltd.	350,589	$3,695,345
Power Finance Corp. Ltd.	3,548,922	13,140,894
Power Grid Corp. of India Ltd.	11,889,130	22,792,689
Ranbaxy Laboratories Ltd.[a]	1,251,383	8,700,223
Reliance Capital Ltd.	1,050,679	6,965,902
Reliance Communications Ltd.	3,857,032	4,328,128
Reliance Industries Ltd.	16,974,377	253,921,454
Reliance Industries Ltd. SP GDR[d]	799,170	24,134,934
Reliance Infrastructure Ltd.	1,087,932	8,378,706
Reliance Power Ltd.[a]	5,939,554	7,849,535
Rural Electrification Corp. Ltd.	2,666,731	11,185,516
Satyam Computer Services Ltd.[a]	6,491,639	14,103,699
Sesa Goa Ltd.	3,100,827	8,825,716
Shriram Transport Finance Co. Ltd.	1,284,469	16,423,874
Siemens Ltd.	442,051	4,097,534
State Bank of India	1,756,457	67,181,534
State Bank of India SP GDR	75,060	6,286,275
Sterlite Industries (India) Ltd.	17,588,910	30,373,644
Sterlite Industries (India) Ltd. SP ADR	3,096,708	21,831,791
Sun Pharmaceuticals Industries Ltd.	3,729,712	54,991,057
Tata Communications Ltd. SP ADR	3,611,779	29,472,117
Tata Consultancy Services Ltd.	6,203,210	172,966,999
Tata Motors Ltd.	10,093,272	53,346,574
Tata Power Co. Ltd.	10,269,568	17,819,083
Tata Steel Ltd.	3,357,254	21,073,472
Titan Industries Ltd.	2,796,253	13,409,474
Ultratech Cement Ltd.	735,065	25,239,191
Unitech Ltd.[a]	12,639,450	6,319,144
United Breweries Ltd.	560,373	6,320,097
United Spirits Ltd.	1,014,097	34,299,051
Wipro Ltd.	4,898,373	37,490,718
Wipro Ltd. SP ADR	2,843,185	27,294,576
Zee Entertainment Enterprises Ltd.	4,569,969	18,311,796

		3,247,516,739
INDONESIA — 2.98%
PT Adaro Energy Tbk	145,624,500	23,659,178
PT Astra Agro Lestari Tbk	5,352,000	10,218,285
PT Astra International Tbk	279,906,500	230,274,401

Security	Shares	Value

PT Bank Central Asia Tbk	181,977,500	$207,145,703
PT Bank Danamon Indonesia Tbk	49,017,216	31,956,171
PT Bank Mandiri (Persero) Tbk	126,545,400	131,606,692
PT Bank Negara Indonesia (Persero) Tbk	96,785,776	46,071,772
PT Bank Rakyat Indonesia (Persero) Tbk	156,962,122	153,494,288
PT Bukit Asam (Persero) Tbk	6,155,500	9,618,466
PT Bumi Resources Tbk	212,291,000	18,014,034
PT Charoen Pokphand Indonesia Tbk	107,649,945	49,015,342
PT Global Mediacom Tbk	46,085,500	10,968,764
PT Gudang Garam Tbk	7,756,000	38,765,954
PT Indo Tambangraya Megah Tbk	4,611,500	19,207,624
PT Indocement Tunggal Prakarsa Tbk	13,515,500	30,699,563
PT Indofood Sukses Makmur Tbk	62,635,000	47,315,724
PT Indosat Tbk	4,255,560	2,796,379
PT Jasa Marga (Persero) Tbk	21,199,000	12,175,139
PT Kalbe Farma Tbk	242,046,015	32,311,208
PT Media Nusantara Citra Tbk	22,358,000	6,825,281
PT Perusahaan Gas Negara (Persero) Tbk	174,342,000	86,598,189
PT Semen Gresik (Persero) Tbk	34,745,000	62,381,720
PT Telekomunikasi Indonesia (Persero) Tbk	129,145,000	143,665,209
PT Unilever Indonesia Tbk	14,631,000	34,595,990
PT United Tractors Tbk	29,983,153	59,882,533
PT XL Axiata Tbk	24,259,000	13,681,539

		1,512,945,148
MALAYSIA — 3.38%
AirAsia Bhd	17,967,800	16,918,394
Alliance Financial Group Bhd	9,781,800	13,641,663
AMMB Holdings Bhd	31,677,175	64,779,080
Axiata Group Bhd	33,610,500	69,602,718
Berjaya Sports Toto Bhd	18,498,748	25,139,861
British American Tobacco (Malaysia) Bhd	1,918,000	37,857,305
Bumi Armada Bhd[a]	11,978,800	14,690,067
CIMB Group Holdings Bhd	59,555,400	138,747,413
DiGi.Com Bhd	32,396,100	47,904,927

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

Felda Global Ventures Holdings Bhd	14,440,900	$20,980,308
Gamuda Bhd	33,591,200	41,737,650
Genting Bhd	29,751,400	91,357,640
Genting Malaysia Bhd	57,224,600	68,510,280
Genting Plantations Bhd	5,184,900	14,210,032
Hong Leong Bank Bhd	4,637,900	21,880,143
Hong Leong Financial Group Bhd	908,500	4,215,464
IHH Healthcare Bhd[a]	26,542,400	29,458,156
IJM Corp. Bhd	22,008,820	36,533,003
IOI Corp. Bhd	49,613,520	78,662,433
Kuala Lumpur Kepong Bhd	7,403,000	49,680,705
Lafarge Malayan Cement Bhd	4,736,300	14,957,543
Malayan Banking Bhd	51,537,400	152,586,057
Malaysia Airports Holdings Bhd	5,914,400	10,468,134
Malaysia Marine and Heavy Engineering Holdings Bhd	6,447,600	8,449,371
Maxis Communications Bhd	23,695,700	48,840,514
MISC Bhd[a]	9,610,900	16,388,754
MMC Corp. Bhd	16,234,600	13,185,195
Parkson Holdings Bhd	9,351,210	13,948,901
Petronas Chemicals Group Bhd	24,871,300	51,102,655
Petronas Dagangan Bhd	1,483,800	11,292,340
Petronas Gas Bhd	5,633,500	33,394,506
PPB Group Bhd	6,620,000	26,518,557
Public Bank Bhd Foreign	10,131,700	52,781,223
RHB Capital Bhd	4,938,000	12,542,728
Sapurakencana Petroleum Bhd[a]	21,549,900	20,221,553
Sime Darby Bhd	38,450,773	114,587,160
Telekom Malaysia Bhd	14,272,200	24,568,226
Tenaga Nasional Bhd	45,511,150	102,199,444
UEM Land Holdings Bhd[a]	13,539,200	10,032,282
UMW Holdings Bhd	9,656,600	39,994,978
YTL Corp. Bhd	56,735,662	30,290,840
YTL Power International Bhd	45,540,260	22,398,057

		1,717,256,260
MEXICO — 5.27%
Alfa SAB de CV Series A	47,754,000	116,152,773
Alpek SAB de CV	5,544,800	12,636,188
America Movil SAB de CV Series L	524,717,200	549,029,302
Arca Continental SAB de CV	6,663,836	50,169,317
Cemex SAB de CV CPO[a,b]	138,893,402	149,133,271

Security	Shares	Value

Coca-Cola FEMSA SAB de CV Series L	3,957,393	$66,859,081
Compartamos SAB de CVb	13,758,200	21,878,832
Controladora Comercial Mexicana SAB de CV BC Units	4,320,900	14,936,211
El Puerto de Liverpool SA de CV Series C1	2,638,400	29,735,285
Fomento Economico Mexicano SAB de CV BD Units	26,480,400	296,159,710
Grupo Aeroportuario del Pacifico SAB de CV Series B	491,600	3,037,406
Grupo Aeroportuario del Sureste SAB de CV Series B	2,553,000	33,643,868
Grupo Bimbo SAB de CV Series Ab	11,881,200	32,236,877
Grupo Carso SAB de CV Series A1	2,649,041	12,851,361
Grupo Financiero Banorte SAB de CV Series O	24,384,556	180,986,096
Grupo Financiero Inbursa SAB de CV Series O	20,633,900	58,165,283
Grupo Financiero Santander Mexico SAB de CV Series B	19,854,400	59,293,072
Grupo Mexico SAB de CV Series B	52,913,388	207,794,976
Grupo Modelo SAB de CV Series Cb	10,148,998	90,839,368
Grupo Televisa SAB de CV CPO	36,424,900	195,523,060
Industrias CH SAB de CV Series Ba	1,825,100	14,891,663
Industrias Penoles SAB de CV	1,861,823	85,909,669
Kimberly-Clark de Mexico SAB de CV Series A	28,336,700	89,702,927
Mexichem SAB de CV	11,346,592	56,821,980
Minera Frisco SAB de CV Series A1[a,b]	3,702,141	15,633,770
Wal-Mart de Mexico SAB de CV Series V	73,655,900	231,321,242

		2,675,342,588
MOROCCO — 0.01%
Attijariwafa Bank	50,453	1,796,905
Douja Promotion Groupe Addoha SA	148,710	1,057,526

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

Maroc Telecom SA	114,980	$1,466,383

		4,320,814
PERU — 0.57%
Compania de Minas Buenaventura SA SP ADR	2,811,922	72,041,442
Credicorp Ltd.	890,504	133,557,790
Southern Copper Corp.[b]	2,245,861	84,871,087

		290,470,319
PHILIPPINES — 1.06%
Aboitiz Equity Ventures Inc.	25,849,560	37,254,900
Aboitiz Power Corp.	6,153,364	5,826,476
Alliance Global Group Inc.	7,594,980	3,735,849
Ayala Corp.	4,015,576	57,231,340
Ayala Land Inc.	65,369,400	51,446,650
Bank of the Philippine Islands	18,498,714	48,225,865
BDO Unibank Inc.[a]	5,430,122	13,221,399
DMCI Holdings Inc.	1,198,000	1,576,316
Energy Development Corp.	5,397,900	1,006,298
Globe Telecom Inc.	808,150	22,360,274
International Container Terminal Services Inc.	9,909,200	19,984,122
Jollibee Foods Corp.	14,171,499	44,229,297
Metropolitan Bank & Trust Co.	740,705	2,076,743
Philippine Long Distance Telephone Co.	611,805	43,936,808
San Miguel Corp.	6,147,059	18,731,446
SM Investments Corp.	3,116,251	80,013,921
SM Prime Holdings Inc.	132,073,825	61,716,741
Universal Robina Corp.	10,508,100	24,499,948

		537,074,393
POLAND — 1.47%
Asseco Poland SA	799,310	10,869,639
Bank Handlowy w Warszawie SA	437,243	12,382,273
Bank Millennium SAa	5,588,556	8,414,830
Bank Pekao SAb	1,705,880	86,192,737
BRE Bank SAa,b	193,746	20,597,967
Cyfrowy Polsat SAa	3,065,965	15,839,040
ENEA SA	1,522,176	7,432,149
Eurocash SA	694,987	11,603,002
Grupa Lotos SAa	863,825	11,366,011
Jastrzebska Spolka Weglowa SAb	562,911	16,845,394
Kernel Holding SAa	582,801	11,951,409

Security	Shares	Value

KGHM Polska Miedz SA	1,848,382	$105,212,590
Polska Grupa Energetyczna SA	8,468,018	43,293,044
Polski Koncern Naftowy Orlen SAa,b	4,414,968	74,613,105
Polskie Gornictwo Naftowe i Gazownictwo SAa	23,803,311	42,889,524
Powszechna Kasa Oszczednosci Bank Polski SA	10,483,011	117,558,454
Powszechny Zaklad Ubezpieczen SA	729,831	92,626,958
Synthos SA	8,031,616	13,990,908
Tauron Polska Energia SA	14,663,879	20,324,477
Telekomunikacja Polska SA	9,945,159	21,302,887
Zaklady Azotowe w Tarnowie-Moscicach SAa	143,075	2,541,913

		747,848,311
RUSSIA — 5.70%
Federal Grid Co. of Unified Energy System OJSC[a]	3,253,208,500	20,206,416
Gazprom OAO	138,573,117	622,166,586
IDGC Holding JSC[a]	231,044,700	14,488,117
INTER RAO UES OJSC[a]	12,758,441,700	9,005,179
LSR Group OJSC SP GDR[c]	2,431,708	11,536,023
LUKOIL OAO	6,615,326	424,338,576
Magnit OJSC SP GDR[b,c]	3,402,694	144,342,279
Mechel OAO SP ADR[b]	2,057,912	11,297,937
MegaFon OAO SP GDR[a]	856,186	24,615,348
MMC Norilsk Nickel OJSC	688,325	121,548,569
Mobile TeleSystems OJSC SP ADR	6,808,445	140,866,727
NovaTek OAO SP GDR[c]	1,228,220	142,473,520
Novolipetsk Steel OJSC SP GDR[c]	870,797	16,710,594
Rosneft Oil Co. OJSC	16,845,727	134,319,278
Rostelecom OJSC	16,900,860	67,774,312
RusHydro OJSC	1,585,484,100	35,665,122
RusHydro OJSC SP ADR	1,171,111	2,603,380
Sberbank of Russia	139,129,701	475,409,575
Severstal OAO	2,685,633	29,934,317
Sistema JSFC SP GDR[c]	1,352,430	26,588,774
Surgutneftegas OJSC	95,668,910	89,695,904
Tatneft OAO, Class S	20,335,080	133,096,857

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

TMK OAO SP GDR[c]	868,707	$12,952,421
Uralkali OJSC	16,112,735	119,782,019
VTB Bank OJSC	34,028,672,000	62,135,867

		2,893,553,697
SOUTH AFRICA — 7.05%
Absa Group Ltd.	3,133,908	56,756,612
African Bank Investments Ltd.[b]	13,678,487	43,904,335
African Rainbow Minerals Ltd.	756,246	16,111,537
Anglo American Platinum Ltd.[b]	780,126	36,951,369
AngloGold Ashanti Ltd.	4,992,500	122,638,328
ArcelorMittal South Africa Ltd.[a]	4,829,090	15,580,835
Aspen Pharmacare Holdings Ltd.[a]	2,692,461	48,965,839
Assore Ltd.	143,291	5,389,761
Aveng Ltd.	3,370,362	12,320,469
Barloworld Ltd.	2,797,476	28,776,961
Bidvest Group Ltd.	4,334,637	115,033,798
Discovery Holdings Ltd.	770,889	6,452,212
Exxaro Resources Ltd.	2,267,508	43,428,539
FirstRand Ltd.	46,291,696	159,160,434
Foschini Group Ltd. (The)	3,736,149	44,574,626
Gold Fields Ltd.	9,638,915	82,104,860
Growthpoint Properties Ltd.	10,960,577	33,409,317
Harmony Gold Mining Co. Ltd.	5,215,559	32,975,432
Impala Platinum Holdings Ltd.	6,680,798	103,495,149
Imperial Holdings Ltd.	2,955,165	68,172,301
Investec Ltd.	6,480,218	46,228,978
Kumba Iron Ore Ltd.	878,066	55,616,620
Liberty Holdings Ltd.	1,604,470	20,832,164
Life Healthcare Group Holdings Ltd.	9,942,018	37,396,002
Massmart Holdings Ltd.	744,811	15,481,098
MMI Holdings Ltd.	9,986,203	24,874,524
Mr. Price Group Ltd.	2,555,122	32,978,778
MTN Group Ltd.	22,057,102	431,643,378
Naspers Ltd. Class N	5,101,733	331,382,084
Nedbank Group Ltd.	3,822,126	82,080,696
Netcare Ltd.	23,085,712	51,457,671
Northam Platinum Ltd.	1,431,103	6,249,024
Pick n Pay Stores Ltd.[b]	7,344,141	36,644,175
PPC Ltd.	7,880,615	30,309,720
Redefine Properties Ltd.	7,128,937	7,810,074
Remgro Ltd.	3,964,749	75,117,560

Security	Shares	Value

Reunert Ltd.	3,022,358	$26,778,724
RMB Holdings Ltd.	3,999,446	18,248,389
RMI Holdings Ltd.	3,270,412	8,288,382
Sanlam Ltd.	27,290,540	137,719,488
Sappi Ltd.[a]	3,413,520	10,842,369
Sasol Ltd.	7,650,182	327,290,043
Shoprite Holdings Ltd.	6,477,996	124,106,179
SPAR Group Ltd. (The)	2,388,633	29,070,260
Standard Bank Group Ltd.	16,454,803	213,628,005
Steinhoff International Holdings Ltd.[a]	8,177,433	23,759,368
Tiger Brands Ltd.	2,779,731	94,023,912
Truworths International Ltd.	7,059,022	73,204,498
Vodacom Group Ltd.	3,761,959	49,955,689
Woolworths Holdings Ltd.	11,208,440	80,746,438

		3,579,967,004
SOUTH KOREA — 14.88%
AmorePacific Corp.[b]	50,028	47,310,204
AmorePacific Group[b]	30,665	11,950,805
BS Financial Group Inc.	1,634,890	23,628,960
Celltrion Inc.[b]	1,828,527	45,340,614
Cheil Industries Inc.	525,317	42,788,963
Cheil Worldwide Inc.[a]	1,213,760	26,902,076
CJ CheilJedang Corp.[b]	119,421	42,625,740
CJ Corp.	194,613	26,869,202
Coway Co. Ltd.[a]	792,900	36,502,727
Daelim Industrial Co. Ltd.[b]	323,215	28,864,212
Daewoo Engineering & Construction Co. Ltd.[a,b]	912,260	7,658,157
Daewoo International Corp.[b]	426,546	15,106,817
Daewoo Securities Co. Ltd.	2,047,240	23,160,428
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,302,480	36,145,752
DGB Financial Group Inc.	890,010	13,356,417
Dongbu Insurance Co. Ltd.	466,556	20,444,746
Doosan Corp.	155,589	18,535,757
Doosan Heavy Industries & Construction Co. Ltd.	554,565	22,457,623
Doosan Infracore Co. Ltd.[a,b]	1,159,160	16,913,839
E-Mart Co. Ltd.	300,731	61,377,924
GS Engineering & Construction Corp.[b]	429,075	21,714,783
GS Holdings Corp.[b]	637,816	41,114,268

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

Hana Financial Group Inc.	2,299,440	$85,791,680
Hankook Tire Co. Ltd.	953,028	43,390,465
Hanwha Chemical Corp.[b]	1,063,670	19,547,972
Hanwha Corp.	485,740	15,655,647
Hanwha Life Insurance Co. Ltd.	2,737,400	18,302,843
Hyosung Corp.	309,128	16,129,783
Hyundai Department Store Co. Ltd.	178,685	24,917,632
Hyundai Development Co.[b]	602,870	13,779,727
Hyundai Engineering & Construction Co. Ltd.	939,138	59,323,565
Hyundai Glovis Co. Ltd.	168,267	31,933,940
Hyundai Heavy Industries Co. Ltd.	551,922	109,331,858
Hyundai Hysco Co. Ltd.	427,863	14,264,405
Hyundai Marine & Fire Insurance Co. Ltd.	837,370	24,320,907
Hyundai Merchant Marine Co. Ltd.[a,b]	550,908	9,056,092
Hyundai Mipo Dockyard Co. Ltd.[b]	163,475	17,814,559
Hyundai Mobis Co. Ltd.[b]	898,803	259,806,838
Hyundai Motor Co.	2,132,693	429,364,924
Hyundai Securities Co. Ltd.	802,050	6,607,057
Hyundai Steel Co.	756,479	59,452,232
Hyundai Wia Corp.	195,379	28,689,087
Industrial Bank of Korea	1,840,410	22,265,252
Kangwon Land Inc.	1,022,350	31,015,351
KB Financial Group Inc.	5,053,955	184,361,483
KCC Corp.	38,020	10,006,880
Kia Motors Corp.	3,405,487	175,805,623
Korea Aerospace Industries Ltd.[b]	584,500	13,116,939
Korea Electric Power Corp.[a]	2,055,406	61,975,856
Korea Electric Power Corp. SP ADR[a]	3,111,384	46,546,305
Korea Exchange Bank[a]	2,779,730	19,510,030
Korea Gas Corp.	365,790	24,153,474
Korea Investment Holdings Co. Ltd.	375,830	15,983,166
Korea Zinc Co. Ltd.	110,404	38,336,669
Korean Air Lines Co. Ltd.[a]	453,965	18,530,467
KT Corp. SP ADR	1,337,876	21,646,834

Security	Shares	Value

KT&G Corp.	1,540,577	$109,835,425
Kumho Petro Chemical Co. Ltd.[b]	156,498	15,825,762
LG Chem Ltd.	618,820	169,445,783
LG Corp.	1,296,160	78,883,424
LG Display Co. Ltd.[a,b]	3,043,962	85,880,026
LG Electronics Inc.[b]	1,395,916	100,939,877
LG Household & Health Care Ltd.[b]	135,831	77,899,061
LG Innotek Co. Ltd.[a,b]	164,307	11,486,657
LG Uplus Corp.[a]	3,018,290	23,693,085
Lotte Chemical Corp.	223,796	49,189,341
Lotte Confectionery Co. Ltd.	5,660	9,560,308
Lotte Shopping Co. Ltd.[b]	128,551	46,181,367
LS Corp.	178,698	14,440,076
LS Industrial Systems Co. Ltd.	220,155	13,581,469
Mando Corp.	143,506	17,361,334
Mirae Asset Securities Co. Ltd.	192,659	7,730,735
NCsoft Corp.[b]	219,755	29,021,278
Neo Holdings Co. Ltd.[a,e]	147,429	—
NHN Corp.[b]	573,599	139,317,560
OCI Co. Ltd.[b]	199,740	32,004,147
OCI NVa,b	2,332,164	84,820,805
ORION Corp.	47,675	47,110,336
POSCO	891,992	291,200,491
S-Oil Corp.	585,432	54,011,181
S1 Corp.	322,972	20,729,623
Samsung C&T Corp.	1,730,268	105,782,321
Samsung Card Co. Ltd.	437,938	15,752,947
Samsung Electro-Mechanics Co. Ltd.	825,793	72,831,004
Samsung Electronics Co. Ltd.	1,456,853	2,077,326,467
Samsung Engineering Co. Ltd.	393,292	55,934,216
Samsung Fire & Marine Insurance Co. Ltd.	516,184	108,687,878
Samsung Heavy Industries Co. Ltd.	2,209,210	78,854,816
Samsung Life Insurance Co. Ltd.	748,175	71,858,518
Samsung SDI Co. Ltd.	480,955	61,739,196
Samsung Securities Co. Ltd.	724,424	38,401,346
Samsung Techwin Co. Ltd.[b]	560,918	33,774,482
Shinhan Financial Group Co. Ltd.	4,543,458	178,956,418
Shinsegae Co. Ltd.[b]	97,495	20,393,524
SK C&C Co. Ltd.	269,533	25,638,399

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

SK Holdings Co. Ltd.	326,397	$53,051,852
SK Hynix Inc.[a]	6,799,500	166,404,313
SK Innovation Co. Ltd.	809,399	133,052,914
SK Networks Co. Ltd.	964,500	7,116,898
SK Telecom Co. Ltd.	64,208	10,584,469
SK Telecom Co. Ltd. SP ADR	583,409	10,600,542
Woori Finance Holdings Co. Ltd.	4,464,100	54,212,744
Woori Investment & Securities Co. Ltd.	1,402,201	16,510,574
Yuhan Corp.	142,774	23,535,806

		7,552,656,351
TAIWAN — 10.65%
Acer Inc.[a,b]	35,413,053	31,573,500
Advanced Semiconductor Engineering Inc.	68,701,701	56,968,697
Advantech Co. Ltd.	2,707,800	12,048,256
Airtac International Group	149,000	868,892
Asia Cement Corp.[b]	29,358,463	36,615,817
ASUSTeK Computer Inc.[b]	8,242,968	100,027,589
AU Optronics Corp.[a,b]	104,897,000	45,612,772
Capital Securities Corp.	29,244,879	11,090,115
Catcher Technology Co. Ltd.[b]	6,429,210	29,039,966
Cathay Financial Holding Co. Ltd.[b]	91,006,023	115,343,113
Chailease Holding Co. Ltd.	8,513,000	23,874,795
Chang Hwa Commercial Bank Ltd.	40,337,095	23,590,535
Cheng Shin Rubber Industry Co. Ltd.	29,444,112	79,995,801
Cheng Uei Precision Industry Co. Ltd.	3,824,503	7,232,219
Chicony Electronics Co. Ltd.	8,960,253	23,467,941
China Airlines Ltd.[a]	27,265,347	11,212,554
China Development Financial Holding Corp.[a]	192,547,848	57,310,350
China Life Insurance Co. Ltd.[a]	19,585,992	18,749,841
China Motor Co. Ltd.[b]	5,854,000	5,465,957
China Petrochemical Development Corp.	27,538,725	17,033,880
China Steel Corp.[b]	168,619,147	154,599,997
Chinatrust Financial Holding Co. Ltd.	139,562,549	82,561,904
Chunghwa Telecom Co. Ltd.	55,730,410	173,203,573

Security	Shares	Value

Clevo Co.[b]	11,005,553	$15,451,141
Compal Electronics Inc.[b]	56,605,908	39,592,557
CTCI Corp.	1,338,000	2,665,491
Delta Electronics Inc.	25,333,000	94,358,839
E Ink Holdings Inc.[b]	11,293,000	8,660,130
E.Sun Financial Holding Co. Ltd.	33,493,615	20,039,832
Epistar Corp.(b)	8,182,345	15,886,710
Eternal Chemical Co. Ltd.	7,015,740	6,136,836
EVA Airways Corp.[a]	16,276,800	10,232,495
Evergreen Marine Corp. Ltd.[a]	23,405,325	14,950,564
Far Eastern Department Stores Co. Ltd.[b]	15,675,812	14,821,652
Far Eastern New Century Corp.	37,414,428	41,492,413
Far EasTone Telecommunications Co. Ltd.	18,000,000	41,683,380
Farglory Land Development Co. Ltd.	15,931,000	30,233,270
Feng Hsin Iron & Steel Co. Ltd.	7,533,000	13,127,807
First Financial Holding Co. Ltd.	68,705,485	43,771,044
Formosa Chemicals & Fibre Corp.	38,504,000	98,120,857
Formosa International Hotels Corp.[b]	247,203	3,053,946
Formosa Petrochemical Corp.[b]	11,010,000	30,617,869
Formosa Plastics Corp.	57,128,000	144,425,530
Formosa Taffeta Co. Ltd.	12,446,000	12,061,500
Foxconn Technology Co. Ltd.	9,546,542	26,226,322
Fubon Financial Holding Co. Ltd.[b]	87,917,969	118,541,748
Giant Manufacturing Co. Ltd.	5,988,203	32,800,734
Hermes Microvision Inc.[b]	372,000	7,573,795
Highwealth Construction Corp.	3,912,600	8,176,940
Hiwin Technologies Corp.[b]	1,696,408	14,009,740
Hon Hai Precision Industry Co. Ltd.	133,514,231	367,691,257
Hotai Motor Co. Ltd.[b]	3,114,000	23,722,515
HTC Corp.[b]	9,233,708	86,216,342
Hua Nan Financial Holdings Co. Ltd.	31,794,202	18,594,354
Innolux Corp.[a,b]	70,551,958	39,001,976
Inventec Corp.	22,007,281	8,753,507
Kinsus Interconnect Technology Corp.	1,653,000	5,209,765

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

Largan Precision Co. Ltd.[b]	1,188,000	$32,036,135
LCY Chemical Corp.[b]	6,058,076	7,718,985
Lite-On Technology Corp.	21,416,506	33,027,325
Macronix International Co. Ltd.[b]	59,416,261	16,923,715
MediaTek Inc.[b]	14,609,176	164,231,042
Mega Financial Holding Co. Ltd.	94,337,229	77,749,153
Merida Industry Co. Ltd.	1,662,000	8,095,293
MStar Semiconductor Inc.	3,933,331	29,566,441
Nan Kang Rubber Tire Co. Ltd.[b]	7,222,248	8,338,092
Nan Ya Plastics Corp.	68,091,000	130,597,742
Novatek Microelectronics Corp. Ltd.	3,993,000	16,689,936
Oriental Union Chemical Corp.[b]	7,009,000	7,784,759
Pegatron Corp.[a,b]	16,341,414	22,033,491
Phison Electronics Corp.	1,545,535	11,617,626
Pou Chen Corp.	38,282,220	38,841,617
Powertech Technology Inc.[b]	5,878,300	8,550,002
President Chain Store Corp.	8,539,000	47,204,625
Quanta Computer Inc.[b]	29,646,000	63,256,259
Radiant Opto-Electronics Corp.	5,613,690	20,247,243
Realtek Semiconductor Corp.	2,341,512	5,572,304
Richtek Technology Corp.	768,150	4,699,551
Ruentex Development Co. Ltd.[b]	13,058,608	28,567,700
Ruentex Industries Ltd.	8,447,009	20,329,882
ScinoPharm Taiwan Ltd.	3,329,000	8,169,187
Shin Kong Financial Holding Co. Ltd.[a]	32,879,002	9,963,502
Siliconware Precision Industries Co. Ltd.[b]	39,547,190	42,457,924
Siliconware Precision Industries Co. Ltd. SP ADR	1,110,128	5,872,577
Simplo Technology Co. Ltd.[b]	4,233,202	18,764,130
SinoPac Financial Holdings Co. Ltd.	55,974,888	25,471,862
Standard Foods Corp.	3,253,360	9,442,108
Synnex Technology International Corp.[b]	18,732,985	37,887,149
Taishin Financial Holdings Co. Ltd.	50,445,958	20,575,265
Taiwan Business Bank Ltd.[a]	24,915,242	7,776,959
Taiwan Cement Corp.	50,578,296	64,871,291
Taiwan Cooperative Financial Holding Co. Ltd.	37,483,987	21,479,709

Security	Shares	Value

Taiwan Fertilizer Co. Ltd.	8,427,000	$20,423,754
Taiwan Glass Industry Corp.[b]	5,876,176	5,555,989
Taiwan Mobile Co. Ltd.	27,289,600	95,207,510
Taiwan Semiconductor Manufacturing Co. Ltd.	322,180,000	1,134,876,376
Teco Electric and Machinery Co. Ltd.	40,534,000	32,381,838
TPK Holding Co. Ltd.[b]	2,694,827	51,050,605
Transcend Information Inc.	171,000	487,065
Tripod Technology Corp.[b]	3,428,920	7,108,307
TSRC Corp.[b]	12,178,850	25,042,046
Tung Ho Steel Enterprise Corp.	13,986,000	13,671,785
U-Ming Marine Transport Corp.	5,310,000	8,233,529
Uni-President Enterprises Co.	61,309,711	114,698,025
Unimicron Technology Corp.[b]	12,051,000	11,455,285
United Microelectronics Corp.[b]	160,806,000	60,167,077
United Microelectronics Corp. SP ADR	5,854,625	10,831,056
Walsin Lihwa Corp.[a]	25,604,000	8,803,222
Wan Hai Lines Ltd.[a]	3,256,300	1,761,705
Wintek Corp.[a,b]	21,329,438	10,065,634
Wistron Corp.	23,993,298	26,689,324
WPG Holdings Co. Ltd.	14,047,532	15,957,455
Yang Ming Marine Transport Corp.[a]	37,479,075	17,750,021
Yuanta Financial Holding Co. Ltd.	95,715,140	49,524,797
Yulon Motor Co. Ltd.[b]	15,305,000	27,394,384
Zhen Ding Technology Holding Ltd.[b]	1,391,500	3,156,690

		5,404,094,982
THAILAND — 2.71%
Advanced Information Service PCL NVDR	14,207,700	98,856,938
Airports of Thailand PCL NVDR	5,472,000	21,704,067
Bangkok Bank PCL Foreign	11,247,900	87,714,716
Bangkok Bank PCL NVDR	8,950,100	65,884,770
Bangkok Dusit Medical Services PCL NVDR	3,940,700	19,736,615
Bank of Ayudhya PCL NVDR	25,851,400	29,978,934
Banpu PCL NVDR	2,497,950	32,830,200
BEC World PCL NVDR	12,633,600	28,558,306
Central Pattana PCL NVDR	8,344,600	26,927,113

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

Charoen Pokphand Foods PCL NVDR	43,045,600	$47,024,605
CP All PCL NVDR	58,143,100	92,344,924
Glow Energy PCL NVDR	7,031,100	20,325,197
Indorama Ventures PCL NVDR	24,603,180	19,682,544
IRPC PCL NVDR	123,653,500	17,706,350
Kasikornbank PCL Foreign	16,663,300	122,104,181
Kasikornbank PCL NVDR	8,176,000	58,262,588
Krung Thai Bank PCL NVDR	58,602,700	50,230,886
PTT Exploration & Production PCL NVDR	17,182,939	91,257,289
PTT Global Chemical PCL NVDR	19,640,030	52,153,357
PTT PCL NVDR	10,961,400	128,957,647
Siam Cement PCL Foreign	4,168,800	66,700,800
Siam Cement PCL NVDR	1,394,700	21,752,632
Siam Commercial Bank PCL NVDR	21,418,100	128,148,632
Siam Makro PCL NVDR	1,198,000	19,490,151
Thai Oil PCL NVDR	11,186,600	26,321,412

		1,374,654,854
TURKEY — 1.99%
Akbank TAS	23,614,763	114,748,855
Anadolu Efes Biracilik ve Malt Sanayii ASb	2,070,013	31,073,500
Arcelik ASb	1,540,999	9,766,986
Asya Katilim Bankasi ASa,b	20,424,048	25,095,014
BIM Birlesik Magazalar AS	1,255,535	59,508,164
Coca-Cola Icecek AS	424,818	10,037,953
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	8,432,204	13,689,176
Enka Insaat ve Sanayi AS	1,747,935	5,325,484
Eregli Demir ve Celik Fabrikalari TAS	19,298,159	24,891,851
Ford Otomotiv Sanayi AS	944,748	11,135,384
Haci Omer Sabanci Holding AS	8,950,216	48,765,528
KOC Holding AS	7,532,740	39,618,447
Koza Altin Isletmeleri AS	615,523	14,578,311
Migros Ticaret ASa	1	7
TAV Havalimanlari Holding AS	2,204,855	13,422,935
Tofas Turk Otomobil Fabrikasi AS	1,179,419	7,311,329
Turk Hava Yollari AOa	6,055,440	25,115,271
Turk Telekomunikasyon ASb	5,012,475	20,678,044

Security	Shares	Value

Turkcell Iletisim Hizmetleri ASa	9,030,888	$60,000,062
Turkiye Garanti Bankasi AS	31,474,967	150,493,268
Turkiye Halk Bankasi AS	8,270,298	81,845,442
Turkiye Is Bankasi AS Class C	20,662,509	73,751,596
Turkiye Petrol Rafinerileri AS	1,764,785	49,451,068
Turkiye Sise ve Cam Fabrikalari AS	5,831,096	9,531,272
Turkiye Vakiflar Bankasi TAO Class D	18,040,281	55,365,052
Yapi ve Kredi Bankasi ASa	18,709,492	52,841,976

		1,008,041,975

TOTAL COMMON STOCKS
(Cost: $44,340,520,203)		46,731,001,518

PREFERRED STOCKS — 7.56%

BRAZIL — 6.45%
AES Tiete SA	1,397,400	14,411,505
Banco Bradesco SA	25,424,580	454,198,657
Banco do Estado do Rio Grande do Sul SA Class B	2,456,700	22,490,653
Bradespar SA	3,006,000	44,167,872
Braskem SA Class A	2,097,100	15,464,933
Centrais Eletricas Brasileiras SA Class B	3,010,937	19,097,238
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,309,186	65,687,750
Companhia de Bebidas das Americas	9,891,223	439,254,150
Companhia Energetica de Minas Gerais	6,441,186	76,332,501
Companhia Energetica de Sao Paulo Class B	2,218,600	20,580,205
Companhia Paranaense de Energia Class B	1,382,275	20,275,138
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,308,200	7,907,031
Gerdau SA	11,541,285	96,026,573
Itau Unibanco Holding SA	29,843,911	529,374,315
Itausa-Investimentos Itau SA	33,893,450	177,430,179
Klabin SA	5,855,900	39,422,401
Lojas Americanas SA	4,908,116	44,833,633

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Security	Shares	Value

Marcopolo SA	2,563,700	$17,181,238
Metalurgica Gerdau SA	3,687,400	39,072,900
Oi SA	11,008,968	40,926,567
Petroleo Brasileiro SA	55,178,327	463,563,811
Telefonica Brasil SA	4,223,767	111,389,010
Usinas Siderurgicas de Minas Gerais SA Class A	5,198,100	25,765,707
Vale SA Class A	26,491,251	489,735,079

		3,274,589,046
CHILE — 0.10%
Embotelladora Andina SA Class B	1,956,980	13,218,354
Sociedad Quimica y Minera de Chile SA Series B	723,583	40,153,847

		53,372,201
COLOMBIA — 0.26%
Banco Davivienda SA	1,058,171	15,102,776
Bancolombia SA	4,200,000	68,971,028
Grupo Argos SA	1,162,138	14,537,332
Grupo Aval Acciones y Valores SA	18,842,456	13,394,557
Grupo de Inversiones Suramericana SA	846,309	18,533,522

		130,539,215
RUSSIA — 0.29%
AK Transneft OAO	21,433	48,062,492
Sberbank of Russia	13,146,538	31,935,588
Surgutneftegas OJSC	92,543,700	68,134,691

		148,132,771
SOUTH KOREA — 0.46%
Hyundai Motor Co. Ltd.	66,206	4,426,675
Hyundai Motor Co. Ltd. Series 2	377,783	27,178,257
LG Chem Ltd.	95,485	8,456,594
Samsung Electronics Co. Ltd.[b]	235,670	191,526,424

		231,587,950

TOTAL PREFERRED STOCKS
(Cost: $3,982,067,055)		3,838,221,183

Security	Shares	Value

RIGHTS — 0.01%

BRAZIL — 0.00%
Companhia de Bebidas das Americas[a]	2,486	$—
Companhia de Bebidas das Americas Preferred[a]	14,397	—

		—
CHILE — 0.01%
Cencosud SAa	1,338,141	1,039,906
Enersis SAa	61,571,601	833,016
Enersis SA SP ADR[a]	1,600,946	320,189

		2,193,111

TOTAL RIGHTS
(Cost: $0)		2,193,111

SHORT-TERM INVESTMENTS — 3.12%

MONEY MARKET FUNDS — 3.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[f,g,h]	1,401,776,295	1,401,776,295
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[f,g,h]	101,493,228	101,493,228
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[f,g]	82,094,427	82,094,427

		1,585,363,950

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,585,363,950)		1,585,363,950

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 102.75%
(Cost: $49,907,951,208)	$52,156,779,762
Other Assets, Less Liabilities — (2.75)%	(1,395,879,142)

NET ASSETS — 100.00%	$50,760,900,620

BDR  —  Brazilian Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of February 28, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
1,950	MSCI Emerging Markets E-Mini (Mar. 2013)	NYSE Liffe	$102,170,250	$638,757

See notes to consolidated financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2013

ASSETS
Investments, at cost:
Unaffiliated	$48,322,587,258
Affiliated (Note 2)	1,585,363,950

Total cost of investments	$49,907,951,208

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$50,571,415,812
Affiliated (Note 2)	1,585,363,950

Total fair value of investments	52,156,779,762
Foreign currencies, at value[b]	30,185,703
Cash	2,052,295
Cash held at broker	9,810,000
Receivables:
Investment securities sold	364,673,461
Due from custodian (Note 4)	3,160,352
Dividends and interest	98,470,471

Total Assets	52,665,132,044

LIABILITIES
Payables:
Investment securities purchased	124,016,055
Collateral for securities on loan (Note 5)	1,503,269,523
Capital shares redeemed	250,445,836
Futures variation margin	451,659
Foreign taxes (Note 1)	270,449
Investment advisory fees (Note 2)	25,777,902

Total Liabilities	1,904,231,424

NET ASSETS	$50,760,900,620

Net assets consist of:
Paid-in capital	$53,333,760,443
Distributions in excess of net investment income	(48,393,523)
Accumulated net realized loss	(4,773,655,842)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,249,189,542

NET ASSETS	$50,760,900,620

Shares outstanding[c]	1,166,850,000

Net asset value per share	$43.50

[a]	Securities on loan with a value of $1,411,540,454. See Note 5.
[b]	Cost of foreign currencies: $30,393,719.
[c]	$0.001 par value, number of shares authorized: 2 billion.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	23

Consolidated Statement of Operations (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Six months ended February 28, 2013

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$280,066,418
Interest — unaffiliated	2,401
Interest — affiliated (Note 2)	28,988
Securities lending income — affiliated (Note 2)[b]	19,112,698

Total investment income	299,210,505

EXPENSES
Investment advisory fees (Note 2)	143,344,750
Mauritius income taxes (Note 1)	581,224
Commitment fees (Note 7)	44,292

Total expenses	143,970,266
Less investment advisory fees waived (Note 2)	(223,548)

Net expenses	143,746,718

Net investment income	155,463,787

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(349,576,455)
In-kind redemptions — unaffiliated	105,774,953
Futures contracts	16,465,260
Foreign currency transactions	(1,642,911)

Net realized loss	(228,979,153)

Net change in unrealized appreciation/depreciation on:
Investments	4,296,524,408
Futures contracts	(7,094,555)
Translation of assets and liabilities in foreign currencies	517,035

Net change in unrealized appreciation/depreciation	4,289,946,888

Net realized and unrealized gain	4,060,967,735

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,216,431,522

[a]	Net of foreign withholding tax of $35,457,132.
[b]	Net of foreign tax paid of $1,575,844.

See notes to consolidated financial statements.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® MSCI EMERGING MARKETS INDEX FUND

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$155,463,787	$739,830,263
Net realized loss	(228,979,153)	(1,068,409,206)
Net change in unrealized appreciation/depreciation	4,289,946,888	(1,942,224,140)

Net increase (decrease) in net assets resulting from operations	4,216,431,522	(2,270,803,083)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(294,104,911)	(703,374,541)

Total distributions to shareholders	(294,104,911)	(703,374,541)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,338,716,436	7,880,602,043
Cost of shares redeemed	(756,770,707)	(4,146,345,050)

Net increase in net assets from capital share transactions	12,581,945,729	3,734,256,993

INCREASE IN NET ASSETS	16,504,272,340	760,079,369

NET ASSETS
Beginning of period	34,256,628,280	33,496,548,911

End of period	$50,760,900,620	$34,256,628,280

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(48,393,523)	$90,247,601

SHARES ISSUED AND REDEEMED
Shares sold	310,950,000	193,950,000
Shares redeemed	(17,550,000)	(104,850,000)

Net increase in shares outstanding	293,400,000	89,100,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® MSCI EMERGING MARKETS INDEX FUND

(For a share outstanding throughout each period)

	Six months ended Feb. 28, 2013 (Consolidated) (Unaudited)	Year ended Aug. 31, 2012 (Consolidated)	Year ended Aug. 31, 2011 (Consolidated)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]
Net asset value, beginning of period	$39.22	$42.71	$40.19	$35.48	$40.07	$44.78

Income from investment operations:
Net investment income[b]	0.15	0.86	0.81	0.58	0.66	1.10
Net realized and unrealized gain (loss)[c]	4.41	(3.53)	2.56	4.73	(4.66)	(4.64)

Total from investment operations	4.56	(2.67)	3.37	5.31	(4.00)	(3.54)

Less distributions from:
Net investment income	(0.28)	(0.82)	(0.85)	(0.60)	(0.59)	(1.17)

Total distributions	(0.28)	(0.82)	(0.85)	(0.60)	(0.59)	(1.17)

Net asset value, end of period	$43.50	$39.22	$42.71	$40.19	$35.48	$40.07

Total return	11.62%[d]	(6.18)%	8.23%	14.97%	(9.47)%	(8.36)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$50,760,901	$34,256,628	$33,496,549	$39,766,955	$30,268,121	$20,302,756
Ratio of expenses to average net assets[e,f]	0.67%	0.68%	0.67%	0.68%	0.72%	0.72%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.67%	0.69%	0.67%	0.68%	0.72%	0.72%
Ratio of net investment income to average net assets[e]	0.72%	2.13%	1.76%	1.45%	2.32%	2.32%
Portfolio turnover rate[g]	5%	15%	17%	14%	5%	11%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2013 and the years ended August 31, 2012 and August 31, 2011 were 4%, 10% and 15%, respectively. See Note 4.

See notes to consolidated financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares MSCI Index Fund	Diversification Classification
Emerging Markets	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	27

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

(such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of February 28, 2013. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

	Investments
Investment Type	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks	$46,731,001,518	$—		$0	[a]	$46,731,001,518
Preferred Stocks	3,838,221,183	—		—		3,838,221,183
Rights	2,193,111	0	[a]	—		2,193,111
Money Market Funds	1,585,363,950	—		—		1,585,363,950
Futures Contracts[b]	638,757	—		—		638,757

	$52,157,418,519	$0	[a]	$0	[a]	$52,157,418,519

[a]	Rounds to less than $1.
[b]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	29

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2013, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Further, the Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013 but have been proposed to be deferred until April 1, 2016, the Subsidiary’s ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Fund may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Fund, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $223,548.

BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the six months ended February 28, 2013.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Fund benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	31

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

For the six months ended February 28, 2013, BTC earned securities lending agent fees from the Fund in the amount of $10,842,998.

For the six months ended February 28, 2013, BTC, the Fund’s securities lending agent, has agreed to voluntarily reimburse the Fund in the amount of $551,545, related to the foreign tax on the securities lending income. Such reimbursement is included in the “Securities lending income — affiliated” in the Fund’s consolidated statement of operations.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

The Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2013, were $8,571,735,683 and $2,165,855,981, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2013, were $6,395,790,624 and $365,564,416, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the consolidated statement of assets and liabilities.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the consolidated statement of assets and liabilities. Securities lending income, as disclosed in the consolidated statement of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2012, the Funds’ fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
$602,564,447	$20,296,564	$11,239,258	$29,973,301	$13,844,901	$228,196,854	$1,201,366,175	$873,167,649	$2,980,649,149

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2013, the cost of investments for federal income tax purposes was $50,475,706,833. Net unrealized appreciation was $1,681,072,929, of which $7,072,858,325 represented gross unrealized appreciation on securities and $5,391,785,396 represented gross unrealized depreciation on securities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	33

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s consolidated financial statements.

7.	FINANCIAL FUTURES CONTRACTS

The Fund may purchase or sell financial futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Fund as of February 28, 2013 and the related locations in the consolidated statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$638,757

[a]

Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the six months ended February 28, 2013 and the related locations in the consolidated statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$16,465,260	$(7,094,555)

For the six months ended February 28, 2013, the average quarter-end number of contracts and notional value of open futures contracts for the Fund were 2,365 and $116,995,180, respectively.

8.	LINE OF CREDIT

The Fund, along with certain other iShares funds, is a party to a $125 million credit agreement with State Street Bank and Trust Company, which expires October 30, 2013. The credit agreement was established to facilitate the funding of purchases of securities in India. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local Indian securities.

The Fund did not borrow under the credit agreement during the six months ended February 28, 2013.

9.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell MidCap Index Fund; iShares MSCI EAFE Index Fund; iShares MSCI Emerging Markets Index Fund; iShares Russell 2000 Growth Index Fund; iShares Russell 2000 Value Index Fund; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares Dow Jones U.S. Real Estate Index Fund. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. On March 11, 2013, the Defendants filed a motion to dismiss the lawsuit.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	35

Supplemental Information (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.18635	$—	$0.09021	$0.27656	67%	—%	33%	100%

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2013 BlackRock, Inc. All rights reserved. ISHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-85-0213

FEBRUARY 28, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI BRIC Index Fund | BKF | NYSE Arca
➢	iShares MSCI Emerging Markets Asia Index Fund | EEMA | NASDAQ
➢	iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund | EMDI | NASDAQ
➢	iShares MSCI Emerging Markets Energy Sector Capped Index Fund | EMEY | NASDAQ
➢	iShares MSCI Emerging Markets Growth Index Fund | EGRW | NASDAQ
➢	iShares MSCI Emerging Markets Minimum Volatility Index Fund | EEMV | NYSE Arca
➢	iShares MSCI Emerging Markets Small Cap Index Fund | EEMS | NYSE Arca
➢	iShares MSCI Emerging Markets Value Index Fund | EVAL | NASDAQ

Fund Performance Overview

iSHARES® MSCI BRIC INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.61)%	(6.84)%	(5.93)%	(3.94)%	(4.00)%	(3.64)%	(4.66)%	(4.77)%	(4.31)%

Cumulative Total Returns
Year Ended 2/28/13			Five Years Ended 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.61)%	(6.84)%	(5.93)%	(18.19)%	(18.45)%	(16.94)%	(22.36)%	(22.83)%	(20.83)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® MSCI BRIC INDEX FUND

The iShares MSCI BRIC Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI BRIC IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance in Brazil, Russia, India and China (BRIC). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 12.88%, net of fees, while the total return for the Index was 13.28%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	32.29%
Energy	20.25
Consumer Non-Cyclical	12.04
Communications	9.63
Basic Materials	8.68
Consumer Cyclical	4.94
Industrial	4.09
Utilities	3.59
Technology	3.17
Diversified	1.05
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

China Mobile Ltd. (China)	3.92%
China Construction Bank Corp. Class H (China)	3.54
Gazprom OAO (Russia)	2.80
Industrial and Commercial Bank of China Ltd. Class H (China)	2.76
Itau Unibanco Holding SA (Preferred) (Brazil)	2.39
Sberbank of Russia (Russia)	2.17
Vale SA Class A (Preferred) (Brazil)	2.12
Bank of China Ltd. Class H (China)	2.10
Tencent Holdings Ltd. (China)	2.07
CNOOC Ltd. (China)	2.06

TOTAL	25.93%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.77%	4.17%	4.33%	5.51%	5.15%	6.13%	5.84%	5.45%	6.51%

Total returns for the period since inception are calculated from the inception date of the Fund (2/8/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Asia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Asia IndexSM (the “Index”). The Index is designed to measure the equity market performance in the emerging market countries of Asia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 14.45%, net of fees, while the total return for the Index was 14.79%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	27.07%
Technology	16.81
Consumer Cyclical	10.80
Communications	9.52
Industrial	9.47
Energy	9.07
Consumer Non-Cyclical	6.83
Basic Materials	6.13
Utilities	2.64
Diversified	1.51
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	6.70%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.74
China Mobile Ltd. (China)	2.80
China Construction Bank Corp. Class H (China)	2.54
Industrial and Commercial Bank of China Ltd. Class H (China)	1.99
Bank of China Ltd. Class H (China)	1.52
Tencent Holdings Ltd. (China)	1.52
CNOOC Ltd. (China)	1.50
Hyundai Motor Co. (South Korea)	1.32
PetroChina Co. Ltd. Class H (China)	1.21

TOTAL	24.84%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.37%	2.09%	2.20%	2.50%	2.50%	3.37%	2.65%	2.64%	3.57%

Total returns for the period since inception are calculated from the inception date of the Fund (2/8/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

The iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Consumer Discretionary IndexSM (the “Index”). The Index is designed to measure the combined equity market performance of the consumer discretionary sector of emerging market countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 8.82%, net of fees, while the total return for the Index was 9.21%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Auto Manufacturers	27.04%
Retail	26.72
Media	15.45
Auto Parts & Equipment	10.71
Lodging	4.17
Electrical Components & Equipment	2.51
Leisure Time	2.20
Home Furnishings	2.09
Commercial Services	1.60
Real Estate	1.46
Holding Companies — Diversified	1.37
Textiles	1.15
Other*	3.21
Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Hyundai Motor Co. (South Korea)	10.18%
Naspers Ltd. Class N (South Africa)	8.32
Hyundai Mobis Co. Ltd. (South Korea)	6.45
PT Astra International Tbk (Indonesia)	5.43
Grupo Televisa SAB de CV CPO (Mexico)	4.52
Kia Motors Corp. (South Korea)	4.45
Belle International Holdings Ltd. (China)	2.82
LG Electronics Inc. (South Korea)	2.51
Genting Bhd (Malaysia)	2.04
S.A.C.I. Falabella SA (Chile)	1.87

TOTAL	48.59%

*	Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.25)%	(17.29)%	(16.63)%	(15.99)%	(16.26)%	(15.20)%	(16.83)%	(17.11)%	(16.04)%

Total returns for the period since inception are calculated from the inception date of the Fund (2/8/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Energy Sector Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Energy 25/50 IndexSM (the “Index”). The Index is designed to measure the performance of energy-related companies in emerging market countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 3.59%, net of fees, while the total return for the Index was 3.62%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Oil & Gas	80.53%
Coal	8.14
Chemicals	6.95
Oil & Gas Services	1.58
Other*	2.61
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Gazprom OAO (Russia)	9.68%
CNOOC Ltd. (China)	7.21
Petroleo Brasileiro SA (Preferred) (Brazil)	7.10
LUKOIL OAO (Russia)	6.58
PetroChina Co. Ltd. Class H (China)	5.98
China Petroleum & Chemical Corp. Class H (China)	4.83
Sasol Ltd. (South Africa)	4.52
Reliance Industries Ltd. (India)	4.36
Petroleo Brasileiro SA (Brazil)	4.32
China Shenhua Energy Co. Ltd. Class H (China)	3.11

TOTAL	57.69%

*	Other includes sectors which individually represent less than 1% of net assets.

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.43%	5.52%	4.26%	5.82%	7.17%	6.73%	6.16%	7.60%	7.15%

Total returns for the period since inception are calculated from the inception date of the Fund (2/8/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Growth IndexSM (the “Index”). The Index generally represents approximately 50% of the MSCI Emerging Markets Index and consists of those securities classified by the Index provider as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 12.82%, net of fees, while the total return for the Index was 13.32%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	23.20%
Consumer Non-Cyclical	16.17
Technology	15.76
Communications	10.77
Consumer Cyclical	10.70
Energy	7.67
Industrial	5.76
Basic Materials	5.60
Utilities	2.56
Diversified	1.44
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	7.95%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.40
Itau Unibanco Holding SA (Preferred) (Brazil)	2.03
Sberbank of Russia (Russia)	1.89
CNOOC Ltd. (China)	1.83
Companhia de Bebidas das Americas (Preferred) (Brazil)	1.74
Tencent Holdings Ltd. (China)	1.73
Banco Bradesco SA (Preferred) (Brazil)	1.72
MTN Group Ltd. (South Africa)	1.69
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.48

TOTAL	26.46%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.08%	10.06%	10.28%	19.78%	19.76%	20.13%	27.96%	27.94%	28.52%

Total returns for the period since inception are calculated from the inception date of the Fund (10/18/11). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Minimum Volatility Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Minimum Volatility Index (the “Index”). The Index measures the performance of equity securities in global emerging markets that have lower absolute volatility. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 11.11%, net of fees, while the total return for the Index was 11.18%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	26.45%
Consumer Non-Cyclical	19.34
Communications	13.58
Utilities	8.22
Consumer Cyclical	8.05
Energy	7.88
Technology	6.95
Industrial	4.14
Basic Materials	3.11
Diversified	2.07
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

PT Bank Central Asia Tbk (Indonesia)	1.73%
CP All PCL NVDR (Thailand)	1.65
Public Bank Bhd Foreign (Malaysia)	1.43
Advanced Information Service PCL NVDR (Thailand)	1.43
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.34
Chunghwa Telecom Co. Ltd. (Taiwan)	1.32
Taiwan Mobile Co. Ltd. (Taiwan)	1.31
Malayan Banking Bhd (Malaysia)	1.31
China Minsheng Banking Corp. Ltd. Class H (China)	1.30
Credicorp Ltd. (Peru)	1.24

TOTAL	14.06%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.43%	6.35%	5.32%	1.71%	2.51%	2.68%	2.64%	3.89%	4.15%

Total returns for the period since inception are calculated from the inception date of the Fund (8/16/11). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/18/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Small Cap IndexSM (the “Index”). The Index measures the performance of equity securities of small capitalization companies, whose market capitalization represents the bottom 14% of companies in emerging market countries, as measured by market capitalization. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 16.17%, net of fees, while the total return for the Index was 15.94%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	21.46%
Industrial	18.97
Consumer Cyclical	16.04
Consumer Non-Cyclical	15.73
Basic Materials	7.99
Technology	6.98
Communications	5.12
Utilities	3.28
Energy	2.42
Diversified	1.69
Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Empresas ICA SAB de CV (Mexico)	0.47%
PT Lippo Karawaci Tbk (Indonesia)	0.41
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D (Turkey)	0.40
Shenzhen International Holdings Ltd. (China)	0.38
Sino Biopharmaceutical Ltd. (China)	0.38
Estacio Participacoes SA (Brazil)	0.38
Bumrungrad Hospital PCL NVDR (Thailand)	0.37
Tongaat Hulett Ltd. (South Africa)	0.36
Kiatnakin Bank PCL NVDR (Thailand)	0.35
Nampak Ltd. (South Africa)	0.35

TOTAL	3.85%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.93)%	0.00%	(3.60)%	(2.98)%	0.22%	(2.54)%	(3.15)%	0.23%	(2.69)%

Total returns for the period since inception are calculated from the inception date of the Fund (2/8/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Value IndexSM (the “Index”). The Index generally represents approximately 50% of the MSCI Emerging Markets Index and consists of those securities classified by the Index provider as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 10.58%, net of fees, while the total return for the Index was 10.76%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	30.20%
Energy	15.00
Basic Materials	14.80
Communications	9.71
Industrial	7.31
Consumer Cyclical	6.08
Technology	4.97
Utilities	4.18
Diversified	3.94
Consumer Non-Cyclical	3.30
Short-Term and Other Net Assets	0.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

China Mobile Ltd. (China)	3.57%
China Construction Bank Corp. Class H (China)	3.10
Gazprom OAO (Russia)	2.54
Industrial and Commercial Bank of China Ltd. Class H (China)	2.44
Vale SA Class A (Preferred) (Brazil)	1.94
Bank of China Ltd. Class H (China)	1.91
Petroleo Brasileiro SA (Preferred) (Brazil)	1.84
LUKOIL OAO (Russia)	1.79
Hyundai Motor Co. (South Korea)	1.65
Vale SA (Brazil)	1.31

TOTAL	22.09%

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
BRIC
Actual	$1,000.00	$1,128.80	0.67%	$3.54
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.67	3.36
Emerging Markets Asia
Actual	1,000.00	1,144.50	0.49	2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.49	2.46
Emerging Markets Consumer Discretionary Sector
Actual	1,000.00	1,088.20	0.67	3.47
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.67	3.36
Emerging Markets Energy Sector Capped
Actual	1,000.00	1,035.90	0.67	3.38
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.67	3.36

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Emerging Markets Growth
Actual	$1,000.00	$1,128.20	0.49%	$2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.49	2.46
Emerging Markets Minimum Volatility
Actual	1,000.00	1,111.10	0.25	1.31
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
Emerging Markets Small Cap
Actual	1,000.00	1,161.70	0.67	3.59
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.67	3.36
Emerging Markets Value
Actual	1,000.00	1,105.80	0.49	2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.49	2.46

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 84.59%

BRAZIL — 14.33%
ALL — America Latina Logistica SA	193,500	$959,132
Amil Participacoes SA	77,400	1,226,515
Anhanguera Educacional Participacoes SA	38,700	802,539
Arteris SA	77,400	833,858
Banco Bradesco SA	270,900	4,825,804
Banco do Brasil SA	277,189	3,692,862
Banco Santander (Brasil) SA Units	348,337	2,533,552
BM&F Bovespa SA	812,769	5,512,737
BR Malls Participacoes SA	193,500	2,505,488
BR Properties SA	77,400	963,047
BRF — Brasil Foods SA	309,600	6,725,669
CCR SA	387,000	3,885,464
Centrais Eletricas Brasileiras SA	116,100	408,120
CETIP SA — Mercados Organizados	77,878	941,421
Cielo SA	144,120	4,332,129
Companhia de Bebidas das Americas	77,400	3,417,251
Companhia de Saneamento Basico do Estado de Sao Paulo[a]	38,700	1,878,529
Companhia de Saneamento de Minas Gerais SA	38,700	1,004,153
Companhia Hering SA	77,400	1,503,684
Companhia Siderurgica Nacional SA	348,300	1,761,671
Cosan SA Industria e Comercio	77,400	1,826,657
CPFL Energia SA	116,100	1,185,017
Cyrela Brazil Realty SA Empreendimentos e Participacoes	116,100	1,021,769
Diagnosticos da America SA	116,100	801,560
Duratex SA	116,100	971,855
EcoRodovias Infraestrutura e Logistica SA	77,400	672,175
EDP Energias do Brasil SA	116,100	705,256
Embraer SA	270,900	2,290,955
Fibria Celulose SAa	116,141	1,317,608
Hypermarcas SAa	154,800	1,369,406
JBS SAa	193,552	671,573
Kroton Educacional SAa	38,700	1,013,940
Light SA	38,700	377,781

Security	Shares	Value

Localiza Rent A Car SA	77,400	$1,469,625
Lojas Americanas SA	38,700	336,675
Lojas Renner SA	38,700	1,475,106
MPX Energia SAa	38,700	205,724
MRV Engenharia e Participacoes SA	154,800	994,365
Multiplan Empreendimentos Imobiliarios SA	38,700	1,108,874
Multiplus SA	38,700	721,306
Natura Cosmeticos SA	77,400	2,000,475
Odontoprev SA	116,100	537,897
OGX Petroleo e Gas Participacoes SAa	580,500	924,877
Oi SA	116,124	496,307
PDG Realty SA Empreendimentos e Participacoes	503,100	816,828
Petroleo Brasileiro SA	1,393,200	10,210,646
Porto Seguro SA	38,700	513,821
Qualicorp SAa	77,400	866,351
Raia Drogasil SA	77,450	893,940
Souza Cruz SA	154,800	2,473,386
Sul America SA Units	39,444	376,465
TIM Participacoes SA	387,069	1,693,464
Totvs SA	38,700	856,368
Tractebel Energia SA	77,400	1,370,189
Ultrapar Participacoes SA	154,800	4,016,610
Vale SA	619,200	11,838,430
WEG SA	77,400	1,037,037

		111,173,943
CHINA — 42.48%
Agile Property Holdings Ltd.	774,000	1,000,081
Agricultural Bank of China Ltd. Class H	10,062,000	5,190,042
Air China Ltd. Class H	782,000	633,276
Aluminum Corp. of China Ltd. Class Ha,b	1,548,000	668,717
Angang Steel Co. Ltd. Class Ha,b	774,000	521,000
Anhui Conch Cement Co. Ltd. Class H	580,500	2,122,178
Anta Sports Products Ltd.[b]	387,040	366,335
AviChina Industry & Technology Co. Ltd. Class H	1,548,000	710,637
Bank of China Ltd. Class H	34,443,000	16,255,811

CONSOLIDATED SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2013

Security	Shares	Value

Bank of Communications Co. Ltd. Class H	3,483,200	$2,757,867
BBMG Corp. Class H	580,500	511,269
Beijing Capital International Airport Co. Ltd. Class H	774,000	608,832
Beijing Enterprises Holdings Ltd.	193,500	1,479,661
Belle International Holdings Ltd.	1,935,000	3,563,164
Bosideng International Holdings Ltd.	1,548,000	479,081
Brilliance China Automotive Holdings Ltd.[a]	774,000	1,067,951
BYD Co. Ltd. Class Ha,b	193,500	686,183
China Agri-Industries Holdings Ltd.	1,006,800	572,543
China BlueChemical Ltd. Class H	774,000	496,048
China CITIC Bank Corp. Ltd. Class H	3,483,000	2,236,709
China Coal Energy Co. Class H	1,935,000	1,918,819
China Communications Construction Co. Ltd. Class H	1,935,000	1,831,486
China Communications Services Corp. Ltd. Class H	924,800	578,384
China Construction Bank Corp. Class H	33,282,370	27,467,606
China COSCO Holdings Co. Ltd. Class Ha,b	1,161,000	622,805
China Everbright Ltd.	404,000	750,189
China Gas Holdings Ltd.	1,568,000	1,526,580
China International Marine Containers (Group) Co. Ltd. Class Ha	318,400	665,964
China Life Insurance Co. Ltd. Class H	3,483,000	10,464,922
China Longyuan Power Group Corp. Ltd. Class H	1,161,000	1,058,469
China Mengniu Dairy Co. Ltd.[b]	774,000	2,160,854
China Merchants Bank Co. Ltd. Class H	1,741,797	3,777,897
China Merchants Holdings (International) Co. Ltd.[b]	524,000	1,817,650
China Minsheng Banking Corp. Ltd. Class H	2,515,500	3,503,279
China Mobile Ltd.	2,759,000	30,401,175
China National Building Material Co. Ltd. Class H	1,548,000	2,363,465

Security	Shares	Value

China Oilfield Services Ltd. Class H	774,000	$1,642,848
China Overseas Land & Investment Ltd.	1,548,800	4,703,410
China Pacific Insurance (Group) Co. Ltd. Class H	1,083,600	3,996,333
China Petroleum & Chemical Corp. Class H	8,514,000	9,683,421
China Railway Construction Corp. Ltd. Class H	967,500	1,014,304
China Railway Group Ltd. Class H	1,935,000	1,050,485
China Resources Cement Holdings Ltd.[b]	384,000	243,626
China Resources Enterprise Ltd.[b]	774,000	2,515,174
China Resources Land Ltd.	774,000	2,260,663
China Resources Power Holdings Co. Ltd.	808,200	2,183,381
China Shanshui Cement Group Ltd.	774,000	553,937
China Shenhua Energy Co. Ltd. Class H	1,548,000	5,868,740
China Shipping Container Lines Co. Ltd. Class Ha,b	1,548,000	459,119
China Shipping Development Co. Ltd. Class H	774,000	431,173
China Southern Airlines Co. Ltd. Class H	774,000	427,180
China State Construction International Holdings Ltd.	774,000	1,085,917
China Taiping Insurance Holdings Co. Ltd.[a]	384,000	766,529
China Telecom Corp. Ltd. Class H	6,192,000	3,209,842
China Unicom (Hong Kong) Ltd.	2,323,900	3,350,316
China Vanke Co. Ltd. Class B	653,201	1,326,643
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,161,000	651,250
CITIC Pacific Ltd.	387,000	594,859
CITIC Securities Co. Ltd. Class H	387,000	976,127
CNOOC Ltd.	8,127,000	15,971,357
COSCO Pacific Ltd.	774,000	1,239,622
Country Garden Holdings Co. Ltd.[a]	2,039,356	1,046,653
CSR Corp Ltd. Class H	777,000	636,241
Dah Chong Hong Holdings Ltd.	387,000	397,737
Daphne International Holdings Ltd.[b]	488,000	587,122

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2013

Security	Shares	Value

Datang International Power Generation Co. Ltd. Class H	1,548,000	$672,709
Dongfang Electric Corp. Ltd. Class Hb	154,800	291,042
Dongfeng Motor Group Co. Ltd. Class H	1,548,000	2,267,649
ENN Energy Holdings Ltd.	142,000	713,218
Evergrande Real Estate Group Ltd.[b]	3,096,000	1,529,066
Far East Horizon Ltd.	774,000	569,907
Fosun International Ltd.	774,000	504,033
Franshion Properties (China) Ltd.[b]	1,548,000	546,951
GCL-Poly Energy Holdings Ltd.[b]	3,483,000	929,716
Geely Automobile Holdings Ltd.	1,935,000	1,065,456
Golden Eagle Retail Group Ltd.	387,000	789,485
GOME Electrical Appliances Holdings Ltd.[a]	4,644,400	515,056
Great Wall Motor Co. Ltd. Class H	387,000	1,514,594
Greentown China Holdings Ltd.[a]	193,500	373,783
Guangdong Investment Ltd.	1,548,000	1,331,445
Guangzhou Automobile Group Co. Ltd. Class H	1,100,454	916,708
Guangzhou R&F Properties Co. Ltd. Class H	464,400	788,088
Haier Electronics Group Co. Ltd.[a]	387,000	698,660
Haitong Securities Co. Ltd. Class Ha	309,600	521,400
Hengan International Group Co. Ltd.[b]	387,000	3,927,465
Huabao International Holdings Ltd.	774,000	432,171
Huaneng Power International Inc. Class H	1,548,000	1,592,944
Industrial and Commercial Bank of China Ltd. Class H	29,799,050	21,403,471
Inner Mongolia Yitai Coal Co. Ltd. Class B	271,385	1,560,192
Intime Department Store Group Co. Ltd.	387,000	474,589
Jiangsu Expressway Co. Ltd. Class H	774,000	782,499
Jiangxi Copper Co. Ltd. Class H	774,000	1,854,442
Kingboard Chemical Holdings Co. Ltd.	193,500	590,118
Kunlun Energy Co. Ltd.	1,548,000	3,209,842
Lee & Man Paper Manufacturing Ltd.	774,000	579,887

Security	Shares	Value

Lenovo Group Ltd.	3,096,000	$3,457,367
Longfor Properties Co. Ltd.	580,500	1,028,527
New China Life Insurance Co. Ltd. Class H	232,200	905,762
Nine Dragons Paper (Holdings) Ltd.	774,000	736,587
Parkson Retail Group Ltd.	387,000	251,517
People’s Insurance Co. Group of China Ltd. Class Ha	1,427,000	837,263
PetroChina Co. Ltd. Class H	10,062,000	13,831,463
PICC Property and Casualty Co. Ltd. Class H	1,557,200	2,236,949
Ping An Insurance (Group) Co. of China Ltd. Class H	967,500	8,096,965
Poly Property Group Co. Ltd.[a]	782,984	559,357
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	880,000	818,172
Shanghai Electric Group Co. Ltd. Class H	1,548,000	628,794
Shanghai Industrial Holdings Ltd.	387,000	1,262,578
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	270,900	583,381
Shimao Property Holdings Ltd.	580,500	1,167,759
Shougang Fushan Resources Group Ltd.[b]	1,548,000	682,690
Shui On Land Ltd.	1,354,500	627,047
Sihuan Pharmaceutical Holdings Group Ltd.[b]	774,000	359,311
Sino-Ocean Land Holdings Ltd.	1,354,500	936,204
Sinopec Shanghai Petrochemical Co. Ltd. Class H	774,000	339,349
Sinopharm Group Co. Ltd. Class Hb	309,600	978,123
SOHO China Ltd.[b]	967,500	752,307
Sun Art Retail Group Ltd.	1,161,000	1,616,898
Tencent Holdings Ltd.	464,400	16,061,185
Tingyi (Cayman Islands) Holding Corp.	774,000	2,031,103
Uni-President China Holdings Ltd.[b]	387,000	476,586
Want Want China Holdings Ltd.[b]	2,709,000	3,800,708
Weichai Power Co. Ltd. Class Hb	239,775	909,029
Wumart Stores Inc. Class H	387,000	758,545
Yanzhou Coal Mining Co. Ltd. Class H	774,000	1,199,698

CONSOLIDATED SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2013

Security	Shares	Value

Yingde Gases Group Co. Ltd.	470,500	$550,899
Yuexiu Property Co. Ltd.	2,346,000	810,755
Zhaojin Mining Industry Co. Ltd. Class H	387,000	510,021
Zhejiang Expressway Co. Ltd. Class H	774,000	649,753
Zhongsheng Group Holdings Ltd.	387,000	598,851
Zhuzhou CSR Times Electric Co. Ltd. Class H	387,000	1,280,044
Zijin Mining Group Co. Ltd. Class H	3,097,000	1,066,299
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	645,600	852,492
ZTE Corp. Class Hb	309,640	528,654

		329,436,516
INDIA — 14.75%
ACC Ltd.	25,336	592,617
Adani Enterprises Ltd.	96,327	381,820
Adani Ports and Special Economic Zone Ltd.	178,114	453,920
Aditya Birla Nuvo Ltd.	15,093	278,654
Ambuja Cements Ltd.	297,935	1,048,974
Asian Paints Ltd.	14,319	1,124,412
Axis Bank Ltd.	107,586	2,658,059
Bajaj Auto Ltd.	38,700	1,403,457
Bank of Baroda	32,121	410,715
Bank of India	43,614	254,926
Bharat Heavy Electricals Ltd.	270,900	1,001,591
Bharat Petroleum Corp. Ltd.	85,527	584,721
Bharti Airtel Ltd.	268,965	1,596,339
Cairn India Ltd.	200,466	1,097,856
Canara Bank Ltd.	40,805	311,710
Cipla Ltd.	166,410	1,100,683
Coal India Ltd.	231,813	1,320,020
Dabur India Ltd.	205,236	476,828
Divi’s Laboratories Ltd.	20,898	387,960
DLF Ltd.	197,757	1,008,141
Dr. Reddy’s Laboratories Ltd.	46,827	1,510,936
GAIL (India) Ltd.	179,955	1,099,973
Godrej Consumer Products Ltd.	58,050	773,520
HCL Technologies Ltd.	92,493	1,229,840
HDFC Bank Ltd.	710,547	8,167,274
Hero Motocorp Ltd.	18,576	569,333
Hindalco Industries Ltd.	473,688	861,093

Security	Shares	Value

Hindustan Unilever Ltd.	408,590	$3,327,374
Housing Development Finance Corp. Ltd.	669,123	9,318,280
ICICI Bank Ltd.	199,305	3,811,358
Idea Cellular Ltd.[a]	317,585	686,481
Infosys Ltd.	196,596	10,504,633
Infrastructure Development Finance Co. Ltd.	487,233	1,337,081
ITC Ltd.	1,024,776	5,552,871
Jaiprakash Associates Ltd.	441,180	563,994
Jindal Steel & Power Ltd.	171,441	1,099,453
JSW Steel Ltd.	34,830	473,267
Kotak Mahindra Bank Ltd.	132,354	1,604,645
Larsen & Toubro Ltd.	96,363	2,422,669
LIC Housing Finance Ltd.	137,772	588,516
Lupin Ltd.	73,143	786,417
Mahindra & Mahindra Ltd.	142,416	2,287,085
NTPC Ltd.	270,126	749,233
Oil & Natural Gas Corp. Ltd.	330,111	1,901,908
Piramal Enterprises Ltd.	35,604	375,280
Power Finance Corp. Ltd.	115,713	428,460
Power Grid Corp. of India Ltd.	548,385	1,051,311
Ranbaxy Laboratories Ltd.[a]	61,146	425,117
Reliance Capital Ltd.	41,363	274,233
Reliance Communications Ltd.	214,011	240,150
Reliance Industries Ltd.	587,853	8,793,754
Reliance Infrastructure Ltd.	51,307	395,141
Reliance Power Ltd.[a]	272,257	359,807
Rural Electrification Corp. Ltd.	130,815	548,699
Satyam Computer Services Ltd.[a]	325,388	706,936
Sesa Goa Ltd.	157,509	448,309
Shriram Transport Finance Co. Ltd.	56,155	718,026
Siemens Ltd.	29,028	269,071
State Bank of India	61,920	2,368,336
Sterlite Industries (India) Ltd.	612,621	1,057,913
Sun Pharmaceuticals Industries Ltd.	145,899	2,151,142
Tata Consultancy Services Ltd.	216,720	6,042,905
Tata Motors Ltd.	303,408	1,603,620
Tata Power Co. Ltd.	489,168	848,772
Tata Steel Ltd.	137,385	862,365
Titan Industries Ltd.	99,459	476,957
Ultratech Cement Ltd.	17,290	593,669
Unitech Ltd.[a]	558,608	279,278

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2013

Security	Shares	Value

United Breweries Ltd.	27,477	$309,896
United Spirits Ltd.	40,378	1,365,675
Wipro Ltd.	230,652	1,765,343
Zee Entertainment Enterprises Ltd.	229,878	921,118

		114,401,920
RUSSIA — 13.03%
Federal Grid Co. of Unified Energy System OJSC[a]	147,068,500	913,476
Gazprom OAO	4,833,638	21,702,103
IDGC Holding JSC[a]	7,938,800	497,818
INTER RAO UES OJSC[a]	580,500,000	409,729
LSR Group OJSC SP GDR[c]	92,902	440,727
LUKOIL OAO	231,426	14,844,768
Magnit OJSC SP GDR[c]	124,614	5,286,126
Mechel OAO SP ADR	62,307	342,066
MegaFon OAO SP GDR[a]	38,700	1,112,625
MMC Norilsk Nickel OJSC	21,285	3,758,633
Mobile TeleSystems OJSC SP ADR	240,327	4,972,366
NovaTek OAO SP GDR[c]	41,409	4,803,444
Novolipetsk Steel OJSC SP GDR[c]	28,638	549,563
Rosneft Oil Co. OJSC	576,632	4,597,771
Rostelecom OJSC	537,930	2,157,159
RusHydro OJSC	59,985,200	1,349,354
Sberbank of Russia	4,938,120	16,873,676
Severstal OAO	81,270	905,843
Sistema JSFC SP GDR[c]	58,050	1,141,263
Surgutneftegas OJSC	3,289,520	3,084,142
Tatneft OAO, Class S	638,553	4,179,447
TMK OAO SP GDR[c]	27,477	409,682
Uralkali OJSC	607,590	4,516,822
VTB Bank OJSC	1,192,006,001	2,176,586

		101,025,189

TOTAL COMMON STOCKS
(Cost: $649,514,597)		656,037,568

PREFERRED STOCKS — 15.14%

BRAZIL — 14.48%
AES Tiete SA	38,700	399,116
Banco Bradesco SA	851,462	15,210,985
Banco do Estado do Rio Grande do Sul SA Class B	77,400	708,583
Bradespar SA	116,100	1,705,885

Security	Shares	Value

Braskem SA Class A	77,400	$570,781
Centrais Eletricas Brasileiras SA Class B	116,182	736,899
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	38,956	1,954,598
Companhia de Bebidas das Americas	348,373	15,470,714
Companhia Energetica de Minas Gerais	204,241	2,420,397
Companhia Energetica de Sao Paulo Class B	77,400	717,979
Companhia Paranaense de Energia Class B	38,700	567,650
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	40,000	241,768
Gerdau SA	348,300	2,897,949
Itau Unibanco Holding SA	1,044,900	18,534,542
Itausa — Investimentos Itau SA	1,161,036	6,077,954
Klabin SA	193,500	1,302,658
Lojas Americanas SA	205,470	1,876,884
Marcopolo SA	117,900	790,135
Metalurgica Gerdau SA	116,100	1,230,234
Oi SA	387,099	1,439,066
Petroleo Brasileiro SA	1,896,314	15,931,301
Telefonica Brasil SA	155,264	4,094,616
Usinas Siderurgicas de Minas Gerais SA Class A	193,500	959,132
Vale SA Class A	890,100	16,454,987

		112,294,813
RUSSIA — 0.66%
AK Transneft OAO	774	1,735,658
Sberbank of Russia	464,830	1,129,166
Surgutneftegas OJSC	3,096,000	2,279,410

		5,144,234

TOTAL PREFERRED STOCKS
(Cost: $109,827,032)		117,439,047

CONSOLIDATED SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2013

Security	Shares	Value

RIGHTS — 0.00%

BRAZIL — 0.00%
Companhia de Bebidas das Americas[a]	55	$—
Companhia de Bebidas das Americas Preferred[a]	500	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.01%

MONEY MARKET FUNDS — 2.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	1,036,627	1,036,627
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	14,317,400	14,317,400
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04% [d,e]	235,294	235,294

		15,589,321

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,589,321)		15,589,321

TOTAL INVESTMENTS IN SECURITIES — 101.74%
(Cost: $774,930,950)		789,065,936
Other Assets, Less Liabilities — (1.74)%		(13,491,275)

NET ASSETS — 100.00%		$775,574,661

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 98.89%

CHINA — 30.26%
Agile Property Holdings Ltd.	90,000	$116,289
Agricultural Bank of China Ltd. Class H	1,605,000	827,869
Air China Ltd. Class H	150,000	121,472
Aluminum Corp. of China Ltd. Class Ha	270,000	116,637
Angang Steel Co. Ltd. Class Ha	120,000	80,775
Anhui Conch Cement Co. Ltd. Class H	90,000	329,020
Anta Sports Products Ltd.	75,000	70,988
AviChina Industry & Technology Co. Ltd. Class H	180,000	82,632
Bank of China Ltd. Class H	5,505,000	2,598,155
Bank of Communications Co. Ltd. Class H	495,000	391,922
BBMG Corp. Class H	97,500	85,872
Beijing Capital International Airport Co. Ltd. Class H	150,000	117,991
Beijing Enterprises Holdings Ltd.	37,500	286,756
Belle International Holdings Ltd.	345,000	635,293
Bosideng International Holdings Ltd.	270,000	83,561
Brilliance China Automotive Holdings Ltd.[a]	180,000	248,361
BYD Co. Ltd. Class Ha	37,500	132,981
China Agri-Industries Holdings Ltd.	150,800	85,756
China BlueChemical Ltd. Class H	120,000	76,907
China CITIC Bank Corp. Ltd. Class H	570,000	366,042
China Coal Energy Co. Class H	315,000	312,366
China Communications Construction Co. Ltd. Class H	330,000	312,346
China Communications Services Corp. Ltd. Class H	180,000	112,575
China Construction Bank Corp. Class H	5,250,000	4,332,772
China COSCO Holdings Co. Ltd. Class Ha	172,500	92,536
China Everbright Ltd.	60,000	111,414
China Foods Ltd.	60,000	39,537
China Gas Holdings Ltd.	210,000	204,453
China International Marine Containers (Group) Co. Ltd. Class Ha	22,300	44,285
China Life Insurance Co. Ltd. Class H	555,000	1,667,537
China Longyuan Power Group Corp. Ltd. Class H	180,000	164,104
China Mengniu Dairy Co. Ltd.	75,000	209,385

Security	Shares	Value

China Merchants Bank Co. Ltd. Class H	292,500	$634,422
China Merchants Holdings (International) Co. Ltd.	60,000	208,128
China Minsheng Banking Corp. Ltd. Class H	352,500	490,919
China Mobile Ltd.	435,000	4,793,226
China National Building Material Co. Ltd. Class H	210,000	320,625
China Oilfield Services Ltd. Class H	120,000	254,705
China Overseas Land & Investment Ltd.	300,000	911,043
China Pacific Insurance (Group) Co. Ltd. Class H	168,000	619,586
China Petroleum & Chemical Corp. Class H	1,410,000	1,603,667
China Railway Construction Corp. Ltd. Class H	142,500	149,394
China Railway Group Ltd. Class H	285,000	154,723
China Resources Cement Holdings Ltd.	150,000	95,166
China Resources Enterprise Ltd.	90,000	292,462
China Resources Gas Group Ltd.	60,000	139,113
China Resources Land Ltd.	150,000	438,113
China Resources Power Holdings Co. Ltd.	120,000	324,184
China Shanshui Cement Group Ltd.	120,000	85,882
China Shenhua Energy Co. Ltd. Class H	240,000	909,882
China Shipping Container Lines Co. Ltd. Class Ha	345,000	102,323
China Shipping Development Co. Ltd. Class H	120,000	66,848
China Southern Airlines Co. Ltd. Class H	150,000	82,787
China State Construction International Holdings Ltd.	120,000	168,359
China Taiping Insurance Holdings Co. Ltd.[a]	50,200	100,208
China Telecom Corp. Ltd. Class H	990,000	513,201
China Unicom (Hong Kong) Ltd.	330,000	475,754
Chongqing Rural Commercial Bank Co. Ltd. Class H	165,000	92,555
CITIC Pacific Ltd.	90,000	138,339
CITIC Securities Co. Ltd. Class H	67,500	170,255
CNOOC Ltd.	1,305,000	2,564,614
COSCO Pacific Ltd.	120,000	192,189
Country Garden Holdings Co. Ltd.[a]	301,964	154,976

CONSOLIDATED SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 28, 2013

Security	Shares	Value

CSR Corp Ltd. Class H	135,000	$110,544
Dah Chong Hong Holdings Ltd.	60,000	61,665
Daphne International Holdings Ltd.	30,000	36,094
Datang International Power Generation Co. Ltd. Class H	240,000	104,296
Dongfang Electric Corp. Ltd. Class H	24,000	45,123
Dongfeng Motor Group Co. Ltd. Class H	210,000	307,627
ENN Energy Holdings Ltd.	60,000	301,360
Evergrande Real Estate Group Ltd.	435,000	214,840
Far East Horizon Ltd.	90,000	66,268
Fosun International Ltd.	135,000	87,913
Franshion Properties (China) Ltd.	240,000	84,799
GCL-Poly Energy Holdings Ltd.	510,000	136,134
Geely Automobile Holdings Ltd.	225,000	123,890
Golden Eagle Retail Group Ltd.	45,000	92,381
GOME Electrical Appliances Holdings Ltd.[a]	750,000	83,174
Great Wall Motor Co. Ltd. Class H	75,000	293,526
Greentown China Holdings Ltd.[a]	15,000	28,975
Guangdong Investment Ltd.	210,000	180,622
Guangzhou Automobile Group Co. Ltd. Class H	180,000	149,945
Guangzhou R&F Properties Co. Ltd. Class H	90,000	152,730
Haier Electronics Group Co. Ltd.[a]	75,000	135,399
Haitong Securities Co. Ltd. Class Ha	60,000	101,046
Hengan International Group Co. Ltd.	52,500	532,796
Huabao International Holdings Ltd.	150,000	83,754
Huaneng Power International Inc. Class H	240,000	246,968
Industrial and Commercial Bank of China Ltd. Class H	4,740,000	3,404,553
Intime Department Store Group Co. Ltd.	67,500	82,777
Jiangsu Expressway Co. Ltd. Class H	90,000	90,988
Jiangxi Copper Co. Ltd. Class H	105,000	251,572
Kingboard Chemical Holdings Co. Ltd.	45,000	137,237
Kunlun Energy Co. Ltd.	240,000	497,650
Lee & Man Paper Manufacturing Ltd.	120,000	89,905
Lenovo Group Ltd.	420,000	469,023
Longfor Properties Co. Ltd.	97,500	172,750
MMG Ltd.[a]	180,000	79,615
New China Life Insurance Co. Ltd. Class H	19,500	76,065

Security	Shares	Value

Nine Dragons Paper (Holdings) Ltd.	120,000	$114,199
Parkson Retail Group Ltd.	105,000	68,241
People’s Insurance Co. Group of China Ltd. Class Ha	83,000	48,699
PetroChina Co. Ltd. Class H	1,500,000	2,061,935
PICC Property and Casualty Co. Ltd. Class H	210,000	301,669
Ping An Insurance (Group) Co. of China Ltd. Class H	135,000	1,129,809
Poly Property Group Co. Ltd.[a]	180,000	128,590
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	120,000	111,569
Shanghai Electric Group Co. Ltd. Class H	210,000	85,301
Shanghai Industrial Holdings Ltd.	45,000	146,811
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	42,000	90,447
Shimao Property Holdings Ltd.	112,500	226,310
Shougang Fushan Resources Group Ltd.	210,000	92,613
Shui On Land Ltd.	255,000	118,049
Sihuan Pharmaceutical Holdings Group Ltd.	105,000	48,744
Sino-Ocean Land Holdings Ltd.	232,500	160,699
Sinopec Shanghai Petrochemical Co. Ltd. Class H	240,000	105,224
Sinopharm Group Co. Ltd. Class H	60,000	189,559
SOHO China Ltd.	157,500	122,469
Sun Art Retail Group Ltd.	142,500	198,456
Tencent Holdings Ltd.	75,000	2,593,861
Tingyi (Cayman Islands) Holding Corp.	150,000	393,625
Tsingtao Brewery Co. Ltd. Class H	30,000	187,818
Uni-President China Holdings Ltd.	75,000	92,362
Want Want China Holdings Ltd.	450,000	631,347
Weichai Power Co. Ltd. Class H	30,800	116,768
Wumart Stores Inc. Class H	45,000	88,203
Yanzhou Coal Mining Co. Ltd. Class H	150,000	232,500
Yingde Gases Group Co. Ltd.	75,000	87,816
Yuexiu Property Co. Ltd.	510,000	176,251
Zhaojin Mining Industry Co. Ltd. Class H	60,000	79,073
Zhejiang Expressway Co. Ltd. Class H	150,000	125,921
Zhongsheng Group Holdings Ltd.	45,000	69,634
Zhuzhou CSR Times Electric Co. Ltd. Class H	30,000	99,228

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 28, 2013

Security	Shares	Value

Zijin Mining Group Co. Ltd. Class H	450,000	$154,935
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	93,000	122,803
ZTE Corp. Class H	45,000	76,829

		51,698,608
INDIA — 10.54%
ACC Ltd.	3,960	92,626
Adani Enterprises Ltd.	15,915	63,084
Adani Ports and Special Economic Zone Ltd.	29,370	74,849
Aditya Birla Nuvo Ltd.	4,305	79,481
Ambuja Cements Ltd.	45,495	160,180
Asian Paints Ltd.	2,175	170,794
Axis Bank Ltd.	16,830	415,808
Bajaj Auto Ltd.	6,540	237,173
Bank of Baroda	3,060	39,127
Bank of India	11,295	66,020
Bharat Heavy Electricals Ltd.	42,900	158,613
Bharat Petroleum Corp. Ltd.	14,250	97,423
Bharti Airtel Ltd.	42,630	253,014
Cairn India Ltd.	31,770	173,989
Canara Bank Ltd.	8,580	65,543
Cipla Ltd.	24,270	160,529
Coal India Ltd.	39,675	225,922
Dabur India Ltd.	21,165	49,173
Divi’s Laboratories Ltd.	2,700	50,124
DLF Ltd.	27,885	142,154
Dr. Reddy’s Laboratories Ltd.	7,560	243,933
GAIL (India) Ltd.	28,740	175,673
Godrej Consumer Products Ltd.	7,515	100,138
HCL Technologies Ltd.	14,310	190,274
HDFC Bank Ltd.	110,685	1,272,252
Hero Motocorp Ltd.	3,060	93,785
Hindalco Industries Ltd.	75,300	136,884
Hindustan Unilever Ltd.	66,675	542,971
Housing Development Finance Corp. Ltd.	105,240	1,465,584
ICICI Bank Ltd.	31,860	609,266
Idea Cellular Ltd.[a]	49,125	106,187
Infosys Ltd.	31,275	1,671,104
Infrastructure Development Finance Co. Ltd.	67,050	184,001
ITC Ltd.	170,205	922,276

Security	Shares	Value

Jaiprakash Associates Ltd.	63,420	$81,075
Jindal Steel & Power Ltd.	26,430	169,496
JSW Steel Ltd.	6,255	84,992
Kotak Mahindra Bank Ltd.	20,265	245,691
Larsen & Toubro Ltd.	15,360	386,167
LIC Housing Finance Ltd.	20,820	88,936
Lupin Ltd.	11,265	121,119
Mahindra & Mahindra Ltd.	22,875	367,354
NTPC Ltd.	44,265	122,775
Oil & Natural Gas Corp. Ltd.	59,055	340,241
Power Finance Corp. Ltd.	22,440	83,090
Power Grid Corp. of India Ltd.	84,015	161,065
Ranbaxy Laboratories Ltd.[a]	9,225	64,137
Reliance Capital Ltd.	6,450	42,763
Reliance Communications Ltd.	48,315	54,216
Reliance Industries Ltd.	89,445	1,338,017
Reliance Infrastructure Ltd.	9,270	71,393
Reliance Power Ltd.[a]	44,775	59,173
Rural Electrification Corp. Ltd.	19,920	83,554
Satyam Computer Services Ltd.[a]	45,576	99,018
Sesa Goa Ltd.	21,285	60,582
Shriram Transport Finance Co. Ltd.	8,835	112,969
Siemens Ltd.	5,340	49,498
State Bank of India	9,495	363,168
Sterlite Industries (India) Ltd.	88,575	152,957
Sun Pharmaceuticals Industries Ltd.	23,280	343,241
Tata Consultancy Services Ltd.	33,450	932,702
Tata Motors Ltd.	52,140	275,579
Tata Power Co. Ltd.	69,255	120,167
Tata Steel Ltd.	20,850	130,875
Titan Industries Ltd.	20,970	100,562
Ultratech Cement Ltd.	2,565	88,072
Unitech Ltd.[a]	160,290	80,138
United Breweries Ltd.	4,185	47,200
United Spirits Ltd.	5,760	194,816
Wipro Ltd.	35,775	273,811
Zee Entertainment Enterprises Ltd.	30,120	120,690

		18,001,253
INDONESIA — 4.86%
PT Adaro Energy Tbk	1,057,500	171,809
PT Astra Agro Lestari Tbk	30,000	57,277
PT Astra International Tbk	1,410,000	1,159,983

CONSOLIDATED SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 28, 2013

Security	Shares	Value

PT Bank Central Asia Tbk	922,500	$1,050,085
PT Bank Danamon Indonesia Tbk	240,000	156,465
PT Bank Mandiri (Persero) Tbk	690,000	717,597
PT Bank Negara Indonesia (Persero) Tbk	547,500	260,620
PT Bank Rakyat Indonesia (Persero) Tbk	765,000	748,098
PT Bukit Asam (Persero) Tbk	60,000	93,755
PT Bumi Resources Tbk	1,147,500	97,372
PT Charoen Pokphand Indonesia Tbk	532,500	242,459
PT Global Mediacom Tbk	427,500	101,749
PT Gudang Garam Tbk	37,500	187,432
PT Indo Tambangraya Megah Tbk	30,000	124,955
PT Indocement Tunggal Prakarsa Tbk	105,000	238,500
PT Indofood Sukses Makmur Tbk	315,000	237,957
PT Indosat Tbk	127,500	83,782
PT Jasa Marga (Persero) Tbk	97,500	55,997
PT Kalbe Farma Tbk	1,650,000	220,262
PT Media Nusantara Citra Tbk	277,500	84,713
PT Perusahaan Gas Negara (Persero) Tbk	795,000	394,888
PT Semen Gresik (Persero) Tbk	217,500	390,503
PT Telekomunikasi Indonesia (Persero) Tbk	750,000	834,325
PT Unilever Indonesia Tbk	112,500	266,014
PT United Tractors Tbk	120,000	239,665
PT XL Axiata Tbk	150,000	84,597

		8,300,859
MALAYSIA — 5.51%
AirAsia Bhd	88,500	83,331
Alliance Financial Group Bhd	64,500	89,951
AMMB Holdings Bhd	120,000	245,397
Axiata Group Bhd	189,000	391,393
Berjaya Sports Toto Bhd	57,168	77,692
British American Tobacco (Malaysia) Bhd	7,500	148,034
Bumi Armada Bhd[a]	61,500	75,420
CIMB Group Holdings Bhd	379,500	884,129
DiGi.Com Bhd	228,000	337,149
Felda Global Ventures Holdings Bhd	79,500	115,501
Gamuda Bhd	14,600	18,141
Genting Bhd	150,000	460,605
Genting Malaysia Bhd	216,000	258,599
Genting Plantations Bhd	16,500	45,221
Hong Leong Bank Bhd	42,000	198,143

Security	Shares	Value

Hong Leong Financial Group Bhd	21,000	$97,441
IHH Healthcare Bhd[a]	148,500	164,813
IJM Corp. Bhd	10,400	17,263
IOI Corp. Bhd	234,000	371,008
Kuala Lumpur Kepong Bhd	36,000	241,592
Lafarge Malayan Cement Bhd	34,500	108,953
Malayan Banking Bhd	321,000	950,380
Malaysia Airports Holdings Bhd	40,500	71,683
Malaysia Marine and Heavy Engineering Holdings Bhd	42,000	55,040
Maxis Communications Bhd	166,500	343,182
MISC Bhd[a]	84,000	143,239
MMC Corp. Bhd	94,500	76,750
Parkson Holdings Bhd	42,000	62,650
Petronas Chemicals Group Bhd	175,500	360,597
Petronas Dagangan Bhd	19,500	148,403
Petronas Gas Bhd	43,500	257,861
PPB Group Bhd	34,500	138,201
Public Bank Bhd Foreign	84,000	437,599
RHB Capital Bhd	58,500	148,592
Sapurakencana Petroleum Bhd[a]	150,000	140,754
Sime Darby Bhd	201,000	599,000
Telekom Malaysia Bhd	75,000	129,105
Tenaga Nasional Bhd	199,500	447,995
UEM Land Holdings Bhd[a]	108,000	80,026
UMW Holdings Bhd	36,000	149,102
YTL Corp. Bhd	307,553	164,201
YTL Power International Bhd	142,500	70,086

		9,404,222
PHILIPPINES — 1.72%
Aboitiz Equity Ventures Inc.	141,000	203,212
Aboitiz Power Corp.	136,500	129,249
Alliance Global Group Inc.	304,500	149,779
Ayala Corp.	11,700	166,752
Ayala Land Inc.	357,000	280,964
Bank of the Philippine Islands	58,350	152,118
BDO Unibank Inc.[a]	88,510	215,506
DMCI Holdings Inc.	60,000	78,947
Energy Development Corp.	532,500	99,271
Globe Telecom Inc.	1,800	49,803
International Container Terminal Services Inc.	61,500	124,029
Jollibee Foods Corp.	36,000	112,356

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 28, 2013

Security	Shares	Value

Metropolitan Bank & Trust Co.	29,100	$81,589
Philippine Long Distance Telephone Co.	3,150	226,217
San Miguel Corp.	31,743	96,728
SM Investments Corp.	15,300	392,848
SM Prime Holdings Inc.	469,650	219,463
Universal Robina Corp.	66,000	153,881

		2,932,712
SOUTH KOREA — 24.03%
AmorePacific Corp.	240	226,962
AmorePacific Group	180	70,150
BS Financial Group Inc.	1,800	26,015
Celltrion Inc.	9,061	224,679
Cheil Industries Inc.	440	35,840
Cheil Worldwide Inc.[a]	6,750	149,609
CJ CheilJedang Corp.	585	208,808
CJ Corp.	1,155	159,465
Coway Co. Ltd.[a]	4,200	193,355
Daelim Industrial Co. Ltd.	1,632	145,743
Daewoo Engineering & Construction Co. Ltd.[a]	9,450	79,330
Daewoo International Corp.	3,450	122,187
Daewoo Securities Co. Ltd.	15,150	171,392
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	7,650	212,299
DGB Financial Group Inc.	900	13,506
Dongbu Insurance Co. Ltd.	3,750	164,327
Doosan Corp.	705	83,989
Doosan Heavy Industries & Construction Co. Ltd.	4,062	164,494
Doosan Infracore Co. Ltd.[a]	9,300	135,701
E-Mart Co. Ltd.	1,650	336,758
GS Engineering & Construction Corp.	3,120	157,898
GS Holdings Corp.	3,795	244,630
Hana Financial Group Inc.	2,270	84,693
Hankook Tire Co. Ltd.	5,558	253,050
Hanwha Chemical Corp.	7,500	137,834
Hanwha Corp.	4,050	130,534
Hanwha Life Insurance Co. Ltd.	17,850	119,349
Hyosung Corp.	2,025	105,661
Hyundai Department Store Co. Ltd.	1,185	165,248
Hyundai Development Co.	5,100	116,570
Hyundai Engineering & Construction Co. Ltd.	5,085	321,210

Security	Shares	Value

Hyundai Glovis Co. Ltd.	975	$185,037
Hyundai Heavy Industries Co. Ltd.	3,180	629,936
Hyundai Hysco Co. Ltd.	2,250	75,012
Hyundai Marine & Fire Insurance Co. Ltd.	5,700	165,553
Hyundai Merchant Marine Co. Ltd.[a]	5,107	83,951
Hyundai Mipo Dockyard Co. Ltd.	930	101,346
Hyundai Mobis Co. Ltd.	5,010	1,448,184
Hyundai Motor Co.	11,175	2,249,810
Hyundai Securities Co. Ltd.	14,100	116,152
Hyundai Steel Co.	4,215	331,260
Hyundai Wia Corp.	1,140	167,395
Industrial Bank of Korea	20,550	248,614
Kangwon Land Inc.	7,350	222,979
KB Financial Group Inc.	26,610	970,697
KCC Corp.	375	98,700
Kia Motors Corp.	19,680	1,015,965
Korea Aerospace Industries Ltd.	2,850	63,958
Korea Electric Power Corp.[a]	19,200	578,930
Korea Exchange Bank[a]	32,550	228,458
Korea Gas Corp.	1,650	108,951
Korea Investment Holdings Co. Ltd.	3,750	159,479
Korea Zinc Co. Ltd.	615	213,552
Korean Air Lines Co. Ltd.[a]	3,150	128,580
KT Corp. SP ADR[a]	4,775	77,259
KT&G Corp.	8,025	572,142
Kumho Petro Chemical Co. Ltd.	1,095	110,731
LG Chem Ltd.	3,405	932,360
LG Corp.	7,155	435,448
LG Display Co. Ltd.[a]	17,100	482,446
LG Electronics Inc.	8,010	579,210
LG Household & Health Care Ltd.	705	404,317
LG Innotek Co. Ltd.[a]	855	59,773
LG Uplus Corp.[a]	16,800	131,877
Lotte Chemical Corp.	1,306	287,053
Lotte Confectionery Co. Ltd.	60	101,346
Lotte Shopping Co. Ltd.	840	301,766
LS Corp.	1,470	118,786
LS Industrial Systems Co. Ltd.	1,350	83,282
Mando Corp.	1,065	128,844
Mirae Asset Securities Co. Ltd.	2,850	114,361
NCsoft Corp.	1,200	158,474
NHN Corp.	2,964	719,906

CONSOLIDATED SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 28, 2013

Security	Shares	Value

OCI Co. Ltd.	1,260	$201,889
ORION Corp.	270	266,802
POSCO	4,725	1,542,528
S-Oil Corp.	3,375	311,373
S1 Corp.	1,545	99,164
Samsung C&T Corp.	9,315	569,485
Samsung Card Co. Ltd.	4,500	161,868
Samsung Electro-Mechanics Co. Ltd.	4,425	390,264
Samsung Electronics Co. Ltd.	8,025	11,442,846
Samsung Engineering Co. Ltd.	2,310	328,530
Samsung Fire & Marine Insurance Co. Ltd.	2,835	596,939
Samsung Heavy Industries Co. Ltd.	12,000	428,324
Samsung Life Insurance Co. Ltd.	5,160	495,593
Samsung SDI Co. Ltd.	2,535	325,413
Samsung Securities Co. Ltd.	4,433	234,991
Samsung Techwin Co. Ltd.	3,090	186,058
Shinhan Financial Group Co. Ltd.	4,180	164,641
Shinsegae Co. Ltd.	600	125,505
SK C&C Co. Ltd.	1,695	161,231
SK Holdings Co. Ltd.	1,995	324,263
SK Hynix Inc.[a]	37,500	917,738
SK Innovation Co. Ltd.	4,470	734,800
SK Networks Co. Ltd.	13,350	98,508
SK Telecom Co. Ltd.	765	126,108
Woori Finance Holdings Co. Ltd.	33,000	400,757
Woori Investment & Securities Co. Ltd.	12,750	150,128
Yuhan Corp.	660	108,799

		41,047,711
TAIWAN — 17.55%
Acer Inc.[a]	180,000	160,484
Advanced Semiconductor Engineering Inc.	450,434	373,508
Advantech Co. Ltd.	30,000	133,484
Asia Cement Corp.	135,540	169,045
ASUSTeK Computer Inc.	45,000	546,071
AU Optronics Corp.[a]	540,000	234,810
Capital Securities Corp.	210,000	79,635
Catcher Technology Co. Ltd.	45,000	203,260
Cathay Financial Holding Co. Ltd.	511,300	648,033
Chailease Holding Co. Ltd.	45,000	126,203
Chang Hwa Commercial Bank Ltd.	315,800	184,691
Cheng Shin Rubber Industry Co. Ltd.	135,240	367,429

Security	Shares	Value

Cheng Uei Precision Industry Co. Ltd.	30,059	$56,842
Chicony Electronics Co. Ltd.	30,280	79,307
China Airlines Ltd.[a]	180,000	74,023
China Development Financial Holding Corp.[a]	991,200	295,023
China Life Insurance Co. Ltd.[a]	120,479	115,336
China Petrochemical Development Corp.	135,800	83,998
China Steel Corp.	826,650	757,922
Chinatrust Financial Holding Co. Ltd.	811,002	479,770
Chunghwa Telecom Co. Ltd.	270,000	839,128
Clevo Co.	30,322	42,570
Compal Electronics Inc.	300,000	209,833
CTCI Corp.	30,000	59,764
Delta Electronics Inc.	135,000	502,840
E Ink Holdings Inc.	60,000	46,012
E.Sun Financial Holding Co. Ltd.	271,800	162,623
Epistar Corp.	60,000	116,495
Eternal Chemical Co. Ltd.	105,000	91,846
EVA Airways Corp.[a]	135,000	84,868
Evergreen Marine Corp. Ltd.[a]	165,000	105,397
Far Eastern Department Stores Co. Ltd.	60,320	57,033
Far Eastern New Century Corp.	210,840	233,821
Far EasTone Telecommunications Co. Ltd.	120,000	277,889
Farglory Land Development Co. Ltd.	45,000	85,399
Feng Hsin Iron & Steel Co. Ltd.	30,000	52,281
First Financial Holding Co. Ltd.	451,360	287,553
Formosa Chemicals & Fibre Corp.	225,000	573,374
Formosa Petrochemical Corp.	90,000	250,282
Formosa Plastics Corp.	300,000	758,431
Formosa Taffeta Co. Ltd.	90,000	87,220
Foxconn Technology Co. Ltd.	45,300	124,448
Fubon Financial Holding Co. Ltd.	375,396	506,155
Giant Manufacturing Co. Ltd.	30,000	164,327
Highwealth Construction Corp.	16,200	33,856
Hiwin Technologies Corp.	15,100	124,703
Hon Hai Precision Industry Co. Ltd.	721,000	1,985,597
Hotai Motor Co. Ltd.	15,000	114,270
HTC Corp.	60,000	560,228
Hua Nan Financial Holdings Co. Ltd.	375,300	219,488
Innolux Corp.[a]	376,019	207,868
Inventec Corp.	210,980	83,918
Kinsus Interconnect Technology Corp.	15,000	47,276

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 28, 2013

Security	Shares	Value

LCY Chemical Corp.	30,199	$38,479
Lite-On Technology Corp.	150,100	231,476
Macronix International Co. Ltd.	240,139	68,400
MediaTek Inc.	90,000	1,011,747
Mega Financial Holding Co. Ltd.	586,170	483,099
Merida Industry Co. Ltd.	15,000	73,062
MStar Semiconductor Inc.	15,000	112,753
Nan Kang Rubber Tire Co. Ltd.	61,879	71,439
Nan Ya Plastics Corp.	345,000	661,706
Novatek Microelectronics Corp. Ltd.	30,000	125,394
Pegatron Corp.[a]	120,000	161,799
Phison Electronics Corp.	15,000	112,753
Pou Chen Corp.	135,000	136,973
Powertech Technology Inc.	45,000	65,453
President Chain Store Corp.	45,000	248,765
Quanta Computer Inc.	180,000	384,070
Radiant Opto-Electronics Corp.	30,120	108,636
Realtek Semiconductor Corp.	30,040	71,489
Richtek Technology Corp.	15,000	91,770
Ruentex Development Co. Ltd.	45,000	98,444
Ruentex Industries Ltd.	45,000	108,304
Shin Kong Financial Holding Co. Ltd.[a]	450,000	136,366
Siliconware Precision Industries Co. Ltd.	210,000	225,456
Simplo Technology Co. Ltd.	15,200	67,376
SinoPac Financial Holdings Co. Ltd.	406,706	185,075
Standard Foods Corp.	15,480	44,927
Synnex Technology International Corp.	90,000	182,024
Taishin Financial Holdings Co. Ltd.	540,298	220,370
Taiwan Business Bank Ltd.[a]	256,360	80,019
Taiwan Cement Corp.	240,000	307,822
Taiwan Cooperative Financial Holding Co. Ltd.	391,265	224,209
Taiwan Fertilizer Co. Ltd.	45,000	109,062
Taiwan Glass Industry Corp.	75,450	71,339
Taiwan Mobile Co. Ltd.	120,000	418,654
Taiwan Semiconductor Manufacturing Co. Ltd.	1,815,000	6,393,322
Teco Electric and Machinery Co. Ltd.	135,000	107,849
TPK Holding Co. Ltd.	15,591	295,355
Tripod Technology Corp.	30,000	62,191
TSRC Corp.	45,600	93,762
Tung Ho Steel Enterprise Corp.	90,000	87,978
U-Ming Marine Transport Corp.	30,000	46,517

Security	Shares	Value

Uni-President Enterprises Co.	300,660	$562,474
Unimicron Technology Corp.	90,000	85,551
United Microelectronics Corp.	900,000	336,743
Walsin Lihwa Corp.[a]	255,000	87,675
Wan Hai Lines Ltd.[a]	30,000	16,230
Wintek Corp.[a]	105,000	49,551
Wistron Corp.	135,900	151,171
WPG Holdings Co. Ltd.	90,000	102,237
Yang Ming Marine Transport Corp.[a]	120,000	56,832
Yuanta Financial Holding Co. Ltd.	585,000	302,690
Yulon Motor Co. Ltd.	60,000	107,394
Zhen Ding Technology Holding Ltd.	15,100	34,255

		29,984,154
THAILAND — 4.42%
Advanced Information Service PCL NVDR	82,500	574,034
Airports of Thailand PCL NVDR	31,500	124,941
Bangkok Bank PCL Foreign	60,000	467,899
Bangkok Bank PCL NVDR	37,500	276,050
Bangkok Dusit Medical Services PCL NVDR	21,000	105,176
Bank of Ayudhya PCL NVDR	171,000	198,303
Banpu PCL NVDR	10,500	138,000
BEC World PCL NVDR	64,500	145,803
Central Pattana PCL NVDR	48,000	154,891
Charoen Pokphand Foods PCL NVDR	231,000	252,353
CP All PCL NVDR	306,000	486,000
Glow Energy PCL NVDR	42,000	121,412
Indorama Ventures PCL NVDR	106,500	85,200
IRPC PCL NVDR	739,500	105,891
Kasikornbank PCL Foreign	87,000	637,513
Kasikornbank PCL NVDR	45,000	320,672
Krung Thai Bank PCL NVDR	264,050	226,329
PTT Exploration & Production PCL NVDR	105,110	558,231
PTT Global Chemical PCL NVDR	112,500	298,739
PTT PCL NVDR	63,000	741,176
Siam Cement PCL Foreign	22,500	360,000
Siam Cement PCL NVDR	10,500	163,765
Siam Commercial Bank PCL NVDR	129,000	771,832
Siam Makro PCL NVDR	6,000	97,613

CONSOLIDATED SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 28, 2013

Security	Shares	Value

Thai Oil PCL NVDR	61,500	$144,706

		7,556,529

TOTAL COMMON STOCKS
(Cost: $168,839,011)		168,926,048

PREFERRED STOCKS — 0.96%

SOUTH KOREA — 0.96%
Hyundai Motor Co. Ltd.	2,115	141,414
Hyundai Motor Co. Ltd. Series 2	3,000	215,824
LG Chem Ltd.	780	69,080
Samsung Electronics Co. Ltd.	1,485	1,206,843

		1,633,161

TOTAL PREFERRED STOCKS
(Cost: $1,572,032)		1,633,161

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	299,230	299,230

		299,230

TOTAL SHORT-TERM INVESTMENTS
(Cost: $299,230)		299,230

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $170,710,273)		170,858,439
Other Assets, Less Liabilities — (0.02)%		(34,798)

NET ASSETS — 100.00%		$170,823,641

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 97.03%

BRAZIL — 6.59%
Anhanguera Educacional Participacoes SA	1,002	$20,779
Companhia Hering SA	1,200	23,313
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	21,122
Kroton Educacional SAa	800	20,960
Lojas Americanas SA	1,100	9,570
Lojas Renner SA	1,102	42,004
MRV Engenharia e Participacoes SA	2,702	17,356
PDG Realty SA Empreendimentos e Participacoes	10,502	17,051

		172,155
CHILE — 1.87%
S.A.C.I. Falabella SA	4,192	48,923

		48,923
CHINA — 12.14%
Anta Sports Products Ltd.[b]	8,002	7,574
Belle International Holdings Ltd.	40,001	73,659
Bosideng International Holdings Ltd.	24,000	7,428
Brilliance China Automotive Holdings Ltd.[a]	22,000	30,355
BYD Co. Ltd. Class Ha,b	4,500	15,958
Dah Chong Hong Holdings Ltd.	7,001	7,195
Daphne International Holdings Ltd.[b]	8,001	9,626
Dongfeng Motor Group Co. Ltd. Class H	24,001	35,159
Geely Automobile Holdings Ltd.	35,001	19,272
Golden Eagle Retail Group Ltd.	6,000	12,318
GOME Electrical Appliances Holdings Ltd.[a]	88,000	9,759
Great Wall Motor Co. Ltd. Class H	9,002	35,231
Guangzhou Automobile Group Co. Ltd. Class H	18,001	14,995
Haier Electronics Group Co. Ltd.[a]	7,001	12,639
Intime Department Store Group Co. Ltd.	8,501	10,425
Parkson Retail Group Ltd.	12,501	8,125
Zhongsheng Group Holdings Ltd.	5,000	7,737

		317,455
INDIA — 5.35%
Bajaj Auto Ltd.	728	26,401
Hero Motocorp Ltd.	342	10,482
Mahindra & Mahindra Ltd.	2,667	42,830
Tata Motors Ltd.	6,557	34,656

Security	Shares	Value

Titan Industries Ltd.	1,851	$8,876
Zee Entertainment Enterprises Ltd.	4,126	16,533

		139,778
INDONESIA — 6.35%
PT Astra International Tbk	172,500	141,913
PT Global Mediacom Tbk	54,000	12,853
PT Media Nusantara Citra Tbk	36,500	11,142

		165,908
MALAYSIA — 4.48%
Berjaya Sports Toto Bhd	6,032	8,197
Genting Bhd	17,400	53,430
Genting Malaysia Bhd	25,001	29,932
Parkson Holdings Bhd	4,601	6,863
UMW Holdings Bhd	4,501	18,642

		117,064
MEXICO — 5.21%
El Puerto de Liverpool SA de CV Series C1	1,601	18,044
Grupo Televisa SAB de CV CPO	22,002	118,103

		136,147
PHILIPPINES — 0.43%
Jollibee Foods Corp.	3,611	11,270

		11,270
POLAND — 0.33%
Cyfrowy Polsat SAa	1,657	8,560

		8,560
SOUTH AFRICA — 15.93%
Foschini Group Ltd. (The)	1,762	21,022
Imperial Holdings Ltd.	1,551	35,780
Mr. Price Group Ltd.	2,057	26,549
Naspers Ltd. Class N	3,349	217,534
Steinhoff International Holdings Ltd.[a]	9,989	29,023
Truworths International Ltd.	3,807	39,480
Woolworths Holdings Ltd.	6,533	47,064

		416,452
SOUTH KOREA — 30.95%
Cheil Worldwide Inc.[a]	780	17,288
Coway Co. Ltd.[a]	471	21,683
Hankook Tire Co. Ltd.	644	29,321
Hyundai Department Store Co. Ltd.	132	18,407
Hyundai Mobis Co. Ltd.	583	168,521
Hyundai Motor Co.	1,321	265,951

CONSOLIDATED SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

February 28, 2013

Security	Shares	Value

Hyundai Wia Corp.	134	$19,676
Kangwon Land Inc.	842	25,544
Kia Motors Corp.	2,255	116,413
LG Electronics Inc.	907	65,586
Lotte Shopping Co. Ltd.	95	34,128
Mando Corp.	111	13,429
Shinsegae Co. Ltd.	62	12,969

		808,916
TAIWAN — 5.65%
Cheng Shin Rubber Industry Co. Ltd.	15,960	43,361
China Motor Co. Ltd.	5,002	4,670
Far Eastern Department Stores Co. Ltd.	8,320	7,867
Formosa International Hotels Corp.	1	12
Formosa Taffeta Co. Ltd.	7,002	6,786
Giant Manufacturing Co. Ltd.	2,001	10,960
Hotai Motor Co. Ltd.	2,001	15,244
Merida Industry Co. Ltd.	2,000	9,742
Nan Kang Rubber Tire Co. Ltd.	4,939	5,702
Pou Chen Corp.	19,000	19,278
Ruentex Industries Ltd.	4,000	9,627
Yulon Motor Co. Ltd.	8,001	14,321

		147,570
THAILAND — 0.73%
BEC World PCL NVDR	8,501	19,217

		19,217
TURKEY — 1.02%
Arcelik AS	2,053	13,012
Ford Otomotiv Sanayi AS	600	7,072
Tofas Turk Otomobil Fabrikasi AS	1,081	6,701

		26,785

TOTAL COMMON STOCKS
(Cost: $2,421,846)		2,536,200

PREFERRED STOCKS — 2.65%

BRAZIL — 1.22%
Lojas Americanas SA	3,501	31,980

		31,980
SOUTH KOREA — 1.43%
Hyundai Motor Co. Ltd.	207	13,841

Security	Shares	Value

Hyundai Motor Co. Ltd. Series 2	327	$23,525

		37,366

TOTAL PREFERRED STOCKS
(Cost: $59,106)		69,346

SHORT-TERM INVESTMENTS — 1.18%

MONEY MARKET FUNDS — 1.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	28,352	28,352
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	2,053	2,053
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	272	272

		30,677

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,677)		30,677

TOTAL INVESTMENTS IN SECURITIES — 100.86%
(Cost: $2,511,629)		2,636,223
Other Assets, Less Liabilities — (0.86)%		(22,486)

NET ASSETS — 100.00%		$2,613,737

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 90.58%

BRAZIL — 7.01%
Cosan SA Industria e Comercio	200	$4,720
OGX Petroleo e Gas Participacoes SAa	5,902	9,403
Petroleo Brasileiro SA	12,202	89,428
Ultrapar Participacoes SA	1,601	41,541

		145,092
CHILE — 0.82%
Empresas Copec SA	1,100	16,971

		16,971
CHINA — 24.52%
China Coal Energy Co. Class H	21,000	20,824
China Oilfield Services Ltd. Class H	10,001	21,228
China Petroleum & Chemical Corp. Class H	88,002	100,089
China Shenhua Energy Co. Ltd. Class H	17,000	64,450
CNOOC Ltd.	76,001	149,359
Kunlun Energy Co. Ltd.	6,000	12,441
PetroChina Co. Ltd. Class H	90,000	123,716
Yanzhou Coal Mining Co. Ltd. Class H	10,002	15,503

		507,610
COLOMBIA — 2.83%
Ecopetrol SA SP ADR	1,018	58,586

		58,586
HUNGARY — 0.79%
MOL Hungarian Oil and Gas PLC	213	16,371

		16,371
INDIA — 7.00%
Bharat Petroleum Corp. Ltd.	1,542	10,542
Cairn India Ltd.	1,141	6,249
Coal India Ltd.	2,708	15,420
Oil & Natural Gas Corp. Ltd.	3,898	22,458
Reliance Industries Ltd.	6,029	90,188

		144,857
INDONESIA — 1.79%
PT Adaro Energy Tbk	75,502	12,267
PT Bukit Asam (Persero) Tbk	5,000	7,813
PT Bumi Resources Tbk	77,500	6,576
PT Indo Tambangraya Megah Tbk	2,500	10,413

		37,069

Security	Shares	Value

MALAYSIA — 1.65%
Bumi Armada Bhd[a]	6,801	$8,340
Petronas Dagangan Bhd	1,901	14,468
Sapurakencana Petroleum Bhd[a]	12,201	11,449

		34,257
POLAND — 2.65%
Grupa Lotos SAa	519	6,829
Polski Koncern Naftowy Orlen SAa	1,715	28,984
Polskie Gornictwo Naftowe i Gazownictwo SAa	10,564	19,034

		54,847
RUSSIA — 25.14%
Gazprom OAO	44,650	200,470
LUKOIL OAO	2,123	136,179
NovaTek OAO SP GDR[b]	422	48,952
Rosneft Oil Co. OJSC	6,282	50,090
Surgutneftegas OJSC	35,402	33,192
Tatneft OAO, Class S	6,991	45,757
TMK OAO SP GDR[b]	401	5,979

		520,619
SOUTH AFRICA — 4.78%
Exxaro Resources Ltd.	281	5,382
Sasol Ltd.	2,189	93,650

		99,032
SOUTH KOREA — 4.18%
GS Holdings Corp.	272	17,533
S-Oil Corp.	238	21,958
SK Innovation Co. Ltd.	286	47,014

		86,505
TAIWAN — 0.81%
Formosa Petrochemical Corp.	6,000	16,685

		16,685
THAILAND — 5.67%
Banpu PCL NVDR	750	9,857
IRPC PCL NVDR	61,600	8,821
PTT Exploration & Production PCL NVDR	6,933	36,821
PTT PCL NVDR	4,302	50,612
Thai Oil PCL NVDR	4,801	11,296

		117,407

CONSOLIDATED SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

February 28, 2013

Security	Shares	Value

TURKEY — 0.94%
Turkiye Petrol Rafinerileri AS	695	$19,475

		19,475

TOTAL COMMON STOCKS
(Cost: $2,202,552)		1,875,383

PREFERRED STOCKS — 9.23%

BRAZIL — 7.10%
Petroleo Brasileiro SA	17,500	147,021

		147,021
RUSSIA — 2.13%
AK Transneft OAO	8	17,940
Surgutneftegas OJSC	35,502	26,138

		44,078

TOTAL PREFERRED STOCKS
(Cost: $290,387)		191,099

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	676	676

		676

TOTAL SHORT-TERM INVESTMENTS
(Cost: $676)		676

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $2,493,615)		2,067,158
Other Assets, Less Liabilities — 0.16%		3,368

NET ASSETS — 100.00%		$2,070,526

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 92.42%

BRAZIL — 7.03%
ALL — America Latina Logistica SA	700	$3,470
Amil Participacoes SA	200	3,169
Anhanguera Educacional Participacoes SA	200	4,147
Arteris SA	200	2,155
Banco Bradesco SA	800	14,251
BR Malls Participacoes SA	600	7,769
BR Properties SA	300	3,733
BRF — Brasil Foods SA	900	19,551
CCR SA	1,300	13,052
CETIP SA — Mercados Organizados	300	3,626
Cielo SA	400	12,024
Companhia de Bebidas das Americas	200	8,830
Companhia de Saneamento Basico do Estado de Sao Paulo[a]	100	4,854
Companhia de Saneamento de Minas Gerais SA	100	2,595
Companhia Hering SA	200	3,885
Cyrela Brazil Realty SA Empreendimentos e Participacoes	400	3,520
Diagnosticos da America SA	400	2,762
Duratex SA	400	3,348
EcoRodovias Infraestrutura e Logistica SA	200	1,737
Hypermarcas SAa	500	4,423
JBS SAa	400	1,388
Kroton Educacional SAa	100	2,620
Localiza Rent A Car SA	200	3,797
Lojas Americanas SA	200	1,740
Lojas Renner SA	200	7,623
MPX Energia SAa	100	532
MRV Engenharia e Participacoes SA	500	3,212
Multiplan Empreendimentos Imobiliarios SA	100	2,865
Multiplus SA	100	1,864
Natura Cosmeticos SA	200	5,169
Odontoprev SA	400	1,853
OGX Petroleo e Gas Participacoes SAa	1,900	3,027
Qualicorp SAa	200	2,239
Raia Drogasil SA	300	3,463
Souza Cruz SA	500	7,989
TIM Participacoes SA	600	2,625

Security	Shares	Value

Totvs SA	200	$4,426
Tractebel Energia SA	100	1,770
Ultrapar Participacoes SA	500	12,974
WEG SA	200	2,680

		196,757
CHILE — 1.60%
Banco de Credito e Inversiones	28	2,177
CAP SA	51	1,834
Cencosud SA	1,455	9,092
Colbun SAa	11,495	3,611
Compania Cervecerias Unidas SA	171	2,776
Empresa Nacional de Electricidad SA	4,662	7,924
LATAM Airlines Group SA	381	9,086
S.A.C.I. Falabella SA	710	8,286

		44,786
CHINA — 17.75%
Air China Ltd. Class H	4,000	3,239
Anhui Conch Cement Co. Ltd. Class H	1,500	5,484
AviChina Industry & Technology Co. Ltd. Class H	4,000	1,836
Beijing Capital International Airport Co. Ltd. Class H	2,000	1,573
Beijing Enterprises Holdings Ltd.	1,000	7,647
Belle International Holdings Ltd.	7,000	12,890
Brilliance China Automotive Holdings Ltd.[a]	4,000	5,519
BYD Co. Ltd. Class Ha	500	1,773
China Foods Ltd.	2,000	1,318
China Gas Holdings Ltd.	6,000	5,842
China Life Insurance Co. Ltd. Class H	11,000	33,050
China Longyuan Power Group Corp. Ltd. Class H	4,000	3,647
China Mengniu Dairy Co. Ltd.[b]	2,000	5,584
China National Building Material Co. Ltd. Class H	4,000	6,107
China Oilfield Services Ltd. Class H	2,000	4,245
China Overseas Land & Investment Ltd.	6,000	18,221
China Pacific Insurance (Group) Co. Ltd. Class H	3,400	12,539
China Railway Construction Corp. Ltd. Class H	3,000	3,145
China Resources Gas Group Ltd.	2,000	4,637
China Resources Land Ltd.	2,000	5,842
China Resources Power Holdings Co. Ltd.	2,000	5,403

CONSOLIDATED SCHEDULES OF INVESTMENTS	35

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 28, 2013

Security	Shares	Value

China Shenhua Energy Co. Ltd. Class H	5,000	$18,956
China State Construction International Holdings Ltd.	2,000	2,806
China Taiping Insurance Holdings Co. Ltd.[a]	1,200	2,395
China Telecom Corp. Ltd. Class H	8,000	4,147
China Unicom (Hong Kong) Ltd.	6,000	8,650
CNOOC Ltd.	26,000	51,096
Country Garden Holdings Co. Ltd.[a]	7,000	3,593
CSR Corp Ltd. Class H	3,000	2,457
Dah Chong Hong Holdings Ltd.	2,000	2,055
Daphne International Holdings Ltd.	2,000	2,406
Dongfeng Motor Group Co. Ltd. Class H	4,000	5,860
ENN Energy Holdings Ltd.	2,000	10,045
Evergrande Real Estate Group Ltd.	4,000	1,976
Far East Horizon Ltd.	2,000	1,473
Geely Automobile Holdings Ltd.	5,000	2,753
Golden Eagle Retail Group Ltd.	1,000	2,053
Great Wall Motor Co. Ltd. Class H	1,500	5,871
Greentown China Holdings Ltd.[a]	1,000	1,932
Haier Electronics Group Co. Ltd.[a]	1,000	1,805
Haitong Securities Co. Ltd. Class Ha	2,000	3,368
Hengan International Group Co. Ltd.	1,000	10,148
Huaneng Power International Inc. Class H	4,000	4,116
Intime Department Store Group Co. Ltd.	1,500	1,839
Kunlun Energy Co. Ltd.	4,000	8,294
Lenovo Group Ltd.	10,000	11,167
Longfor Properties Co. Ltd.	1,500	2,658
New China Life Insurance Co. Ltd. Class H	900	3,511
Parkson Retail Group Ltd.	2,000	1,300
People’s Insurance Co. Group of China Ltd. Class Ha	2,000	1,173
PetroChina Co. Ltd. Class H	30,000	41,239
PICC Property and Casualty Co. Ltd. Class H	4,000	5,746
Ping An Insurance (Group) Co. of China Ltd. Class Hb	2,500	20,922
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,000	3,719
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	800	1,723
Shimao Property Holdings Ltd.	2,000	4,023
Sihuan Pharmaceutical Holdings Group Ltd.	3,000	1,393

Security	Shares	Value

Sinopharm Group Co. Ltd. Class Hb	1,200	$3,791
Sun Art Retail Group Ltd.	3,000	4,178
Tencent Holdings Ltd.	1,400	48,419
Tingyi (Cayman Islands) Holding Corp.	2,000	5,248
Uni-President China Holdings Ltd.	2,000	2,463
Want Want China Holdings Ltd.	9,000	12,627
Wumart Stores Inc. Class H	1,000	1,960
Yingde Gases Group Co. Ltd.	1,500	1,756
Zhaojin Mining Industry Co. Ltd. Class H	1,500	1,977
Zhongsheng Group Holdings Ltd.	1,000	1,547
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,000	3,308
ZTE Corp. Class H	800	1,366

		496,849
COLOMBIA — 0.97%
Almacenes Exito SA	202	3,896
Bancolombia SA SP ADR	213	13,832
Ecopetrol SA SP ADR	116	6,676
Isagen SA ESP	1,889	2,660

		27,064
CZECH REPUBLIC — 0.33%
CEZ AS	116	3,494
Komercni Banka AS	28	5,696

		9,190
HUNGARY — 0.16%
MOL Hungarian Oil and Gas PLC	58	4,458

		4,458
INDIA — 6.26%
Adani Enterprises Ltd.	86	341
Adani Ports and Special Economic Zone Ltd.	608	1,549
Asian Paints Ltd.	40	3,141
Axis Bank Ltd.	212	5,238
Bharti Airtel Ltd.	854	5,069
Cipla Ltd.	486	3,215
Coal India Ltd.	242	1,378
Dabur India Ltd.	611	1,420
Divi’s Laboratories Ltd.	95	1,764
Dr. Reddy’s Laboratories Ltd.	145	4,679
Godrej Consumer Products Ltd.	169	2,252
HCL Technologies Ltd.	312	4,149
HDFC Bank Ltd.	2,182	25,081

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 28, 2013

Security	Shares	Value

Hindustan Unilever Ltd.	1,237	$10,074
Housing Development Finance Corp. Ltd.	2,052	28,576
ICICI Bank Ltd.	342	6,540
Idea Cellular Ltd.[a]	1,021	2,207
ITC Ltd.	3,149	17,063
Kotak Mahindra Bank Ltd.	407	4,934
Larsen & Toubro Ltd.	151	3,796
LIC Housing Finance Ltd.	432	1,845
Lupin Ltd.	198	2,129
Ranbaxy Laboratories Ltd.[a]	99	688
Reliance Power Ltd.[a]	827	1,093
Satyam Computer Services Ltd.[a]	639	1,388
Sun Pharmaceuticals Industries Ltd.	437	6,443
Tata Consultancy Services Ltd.	675	18,821
Titan Industries Ltd.	328	1,573
United Breweries Ltd.	148	1,669
United Spirits Ltd.	135	4,566
Zee Entertainment Enterprises Ltd.	643	2,576

		175,257
INDONESIA — 3.05%
PT Astra International Tbk	9,500	7,816
PT Bank Central Asia Tbk	18,000	20,489
PT Bank Mandiri (Persero) Tbk	9,000	9,360
PT Bank Rakyat Indonesia (Persero) Tbk	8,000	7,823
PT Charoen Pokphand Indonesia Tbk	10,500	4,781
PT Global Mediacom Tbk	9,000	2,142
PT Gudang Garam Tbk	500	2,499
PT Indocement Tunggal Prakarsa Tbk	2,000	4,543
PT Indosat Tbk	3,500	2,300
PT Jasa Marga (Persero) Tbk	3,000	1,723
PT Kalbe Farma Tbk	35,000	4,672
PT Media Nusantara Citra Tbk	8,500	2,595
PT Semen Gresik (Persero) Tbk	4,000	7,182
PT Unilever Indonesia Tbk	2,000	4,729
PT XL Axiata Tbk	5,000	2,820

		85,474
MALAYSIA — 3.36%
AirAsia Bhd	1,800	1,695
Axiata Group Bhd	3,600	7,455
British American Tobacco (Malaysia) Bhd	100	1,974
Bumi Armada Bhd[a]	1,800	2,207
CIMB Group Holdings Bhd	4,400	10,251

Security	Shares	Value

DiGi.Com Bhd	4,600	$6,802
Felda Global Ventures Holdings Bhd	1,700	2,470
Gamuda Bhd	900	1,118
Genting Bhd	2,900	8,905
Genting Plantations Bhd	400	1,096
Hong Leong Bank Bhd	800	3,774
IJM Corp. Bhd	1,600	2,656
Kuala Lumpur Kepong Bhd	800	5,369
Lafarge Malayan Cement Bhd	700	2,211
Malaysia Marine and Heavy Engineering Holdings Bhd	800	1,048
Maxis Communications Bhd	1,500	3,092
MMC Corp. Bhd	2,300	1,868
Petronas Chemicals Group Bhd	3,900	8,013
Petronas Dagangan Bhd	300	2,283
Petronas Gas Bhd	900	5,335
Public Bank Bhd Foreign	1,500	7,814
Sapurakencana Petroleum Bhd[a]	3,300	3,097
Telekom Malaysia Bhd	1,100	1,894
UEM Land Holdings Bhd[a]	2,400	1,778

		94,205
MEXICO — 4.98%
Alfa SAB de CV Series A	3,700	9,000
Alpek SAB de CV	900	2,051
America Movil SAB de CV Series L	27,900	29,193
Arca Continental SAB de CV	500	3,764
Coca-Cola FEMSA SAB de CV Series L	600	10,137
El Puerto de Liverpool SA de CV Series C1	300	3,381
Grupo Bimbo SAB de CV Series A	2,400	6,512
Grupo Financiero Banorte SAB de CV Series O	1,600	11,875
Grupo Financiero Inbursa SAB de CV Series O	1,500	4,228
Grupo Financiero Santander Mexico SAB de CV Series B	2,300	6,869
Grupo Televisa SAB de CV CPO	1,900	10,199
Kimberly-Clark de Mexico SAB de CV Series A	2,100	6,648
Mexichem SAB de CV	1,600	8,012
Minera Frisco SAB de CV Series A1[a]	900	3,801
Wal-Mart de Mexico SAB de CV Series V	7,600	23,868

		139,538

CONSOLIDATED SCHEDULES OF INVESTMENTS	37

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 28, 2013

Security	Shares	Value

PERU — 0.68%
Credicorp Ltd.	100	$14,998
Southern Copper Corp.	109	4,119

		19,117
PHILIPPINES — 1.01%
Aboitiz Equity Ventures Inc.	2,800	4,035
Ayala Land Inc.	8,000	6,296
DMCI Holdings Inc.	1,000	1,316
Energy Development Corp.	11,700	2,181
International Container Terminal Services Inc.	1,200	2,420
Jollibee Foods Corp.	660	2,060
SM Investments Corp.	100	2,568
SM Prime Holdings Inc.	10,200	4,766
Universal Robina Corp.	1,100	2,565

		28,207
POLAND — 1.55%
Bank Handlowy w Warszawie SA	68	1,926
Bank Pekao SA	175	8,842
BRE Bank SAa	20	2,126
Cyfrowy Polsat SAa	322	1,664
Eurocash SA	100	1,670
Kernel Holding SAa	78	1,600
Polski Koncern Naftowy Orlen SAa	437	7,385
Polskie Gornictwo Naftowe i Gazownictwo SAa	2,623	4,726
Powszechna Kasa Oszczednosci Bank Polski SA	582	6,527
Powszechny Zaklad Ubezpieczen SA	44	5,584
Synthos SA	700	1,219

		43,269
RUSSIA — 6.13%
LSR Group OJSC SP GDR[c]	324	1,537
Magnit OJSC SP GDR[c]	374	15,865
MegaFon OAO SP GDR[a]	100	2,875
MMC Norilsk Nickel OJSC	67	11,831
Mobile TeleSystems OJSC SP ADR	643	13,304
NovaTek OAO SP GDR[c]	130	15,080
Rosneft Oil Co. OJSC	970	7,734
Rostelecom OJSC	1,710	6,857
RusHydro OJSC	174,000	3,914
Sberbank of Russia	15,520	53,032

Security	Shares	Value

Severstal OAO	30	$334
Sistema JSFC SP GDR[c]	34	669
Surgutneftegas OJSC	5,300	4,969
Tatneft OAO, Class S	2,050	13,418
TMK OAO SP GDR[c]	91	1,357
Uralkali OJSC	1,900	14,125
VTB Bank OJSC	2,550,000	4,656

		171,557
SOUTH AFRICA — 6.99%
Anglo American Platinum Ltd.	94	4,452
AngloGold Ashanti Ltd.	543	13,339
ArcelorMittal South Africa Ltd.[a]	298	961
Aspen Pharmacare Holdings Ltd.[a]	405	7,365
Assore Ltd.	48	1,805
Bidvest Group Ltd.	420	11,146
Discovery Holdings Ltd.	210	1,758
Foschini Group Ltd. (The)	301	3,591
Harmony Gold Mining Co. Ltd.	447	2,826
Impala Platinum Holdings Ltd.	256	3,966
Kumba Iron Ore Ltd.	108	6,841
Life Healthcare Group Holdings Ltd.	1,315	4,946
Massmart Holdings Ltd.	159	3,305
Mr. Price Group Ltd.	346	4,466
MTN Group Ltd.	2,424	47,436
Naspers Ltd. Class N	563	36,570
Netcare Ltd.	1,068	2,381
Northam Platinum Ltd.	349	1,524
Pick n Pay Stores Ltd.	377	1,881
PPC Ltd.	199	765
Shoprite Holdings Ltd.	617	11,821
SPAR Group Ltd. (The)	258	3,140
Tiger Brands Ltd.	149	5,040
Truworths International Ltd.[b]	641	6,647
Woolworths Holdings Ltd.	1,091	7,860

		195,832
SOUTH KOREA — 15.09%
AmorePacific Corp.	4	3,783
AmorePacific Group	3	1,169
Celltrion Inc.	175	4,339
Cheil Industries Inc.	34	2,769
Cheil Worldwide Inc.[a]	150	3,325
CJ CheilJedang Corp.	12	4,283

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 28, 2013

Security	Shares	Value

Daewoo International Corp.	50	$1,771
Doosan Infracore Co. Ltd.[a]	150	2,189
E-Mart Co. Ltd.	30	6,123
Hankook Tire Co. Ltd.	99	4,507
Hyundai Glovis Co. Ltd.	18	3,416
Hyundai Hysco Co. Ltd.	50	1,667
Hyundai Merchant Marine Co. Ltd.[a]	53	871
Hyundai Mobis Co. Ltd.	97	28,039
Hyundai Wia Corp.	22	3,230
Kia Motors Corp.	243	12,545
Korea Aerospace Industries Ltd.	50	1,122
Korea Zinc Co. Ltd.	13	4,514
Korean Air Lines Co. Ltd.[a]	50	2,041
LG Chem Ltd.	67	18,346
LG Household & Health Care Ltd.	13	7,456
LG Innotek Co. Ltd.[a]	15	1,049
LG Uplus Corp.[a]	360	2,826
Lotte Chemical Corp.	23	5,055
LS Corp.	25	2,020
LS Industrial Systems Co. Ltd.	23	1,419
Mando Corp.	21	2,541
NCsoft Corp.	22	2,905
NHN Corp.	59	14,330
ORION Corp.	5	4,941
S1 Corp.	34	2,182
Samsung C&T Corp.	86	5,258
Samsung Electro-Mechanics Co. Ltd.	85	7,497
Samsung Electronics Co. Ltd.	156	222,440
Samsung SDI Co. Ltd.	49	6,290
Samsung Techwin Co. Ltd.	55	3,312
SK Hynix Inc.[a]	760	18,599
Yuhan Corp.	14	2,308

		422,477
TAIWAN — 10.95%
Acer Inc.[a]	2,000	1,783
AU Optronics Corp.[a]	6,000	2,609
Cathay Financial Holding Co. Ltd.	5,000	6,337
Chailease Holding Co. Ltd.	1,000	2,804
Cheng Shin Rubber Industry Co. Ltd.	3,000	8,151
China Airlines Ltd.[a]	6,000	2,467
China Development Financial Holding Corp.[a]	7,000	2,083
China Life Insurance Co. Ltd.[a]	3,089	2,957

Security	Shares	Value

Chinatrust Financial Holding Co. Ltd.	6,528	$3,862
Clevo Co.	1,080	1,516
Delta Electronics Inc.	3,000	11,174
E.Sun Financial Holding Co. Ltd.	6,000	3,590
Epistar Corp.	1,000	1,942
EVA Airways Corp.[a]	3,000	1,886
Far Eastern Department Stores Co. Ltd.	2,000	1,891
Far EasTone Telecommunications Co. Ltd.	2,000	4,631
Formosa Petrochemical Corp.	2,000	5,562
Foxconn Technology Co. Ltd.	1,000	2,747
Giant Manufacturing Co. Ltd.	1,000	5,478
Hiwin Technologies Corp.	50	413
Hon Hai Precision Industry Co. Ltd.	15,000	41,309
MediaTek Inc.	2,000	22,483
Nan Kang Rubber Tire Co. Ltd.	1,234	1,425
Pegatron Corp.[a]	2,000	2,697
President Chain Store Corp.	1,000	5,528
Radiant Opto-Electronics Corp.	1,000	3,607
Ruentex Industries Ltd.	1,000	2,407
Simplo Technology Co. Ltd.	100	443
Standard Foods Corp.	1,000	2,902
Taiwan Fertilizer Co. Ltd.	1,000	2,424
Taiwan Glass Industry Corp.	2,000	1,891
Taiwan Mobile Co. Ltd.	2,000	6,978
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	123,287
Uni-President Enterprises Co.	6,000	11,225
Wintek Corp.[a]	2,000	944
Yang Ming Marine Transport Corp.[a]	3,000	1,421
Yulon Motor Co. Ltd.	1,000	1,790

		306,644
THAILAND — 2.57%
Airports of Thailand PCL NVDR	1,100	4,363
Bank of Ayudhya PCL NVDR	2,800	3,247
Banpu PCL NVDR	50	657
BEC World PCL NVDR	1,600	3,617
Central Pattana PCL NVDR	1,700	5,486
Charoen Pokphand Foods PCL NVDR	4,600	5,025
CP All PCL NVDR	6,400	10,165
Kasikornbank PCL Foreign	2,100	15,388
Kasikornbank PCL NVDR	1,000	7,126
Siam Cement PCL Foreign	600	9,600

CONSOLIDATED SCHEDULES OF INVESTMENTS	39

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 28, 2013

Security	Shares	Value

Siam Commercial Bank PCL NVDR	1,200	$7,180

		71,854
TURKEY — 1.96%
Akbank TAS	888	4,315
Anadolu Efes Biracilik ve Malt Sanayii AS	301	4,518
Arcelik AS	333	2,111
BIM Birlesik Magazalar AS	155	7,346
Coca-Cola Icecek AS	98	2,316
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,036	1,682
Koza Altin Isletmeleri AS	53	1,255
TAV Havalimanlari Holding AS	256	1,559
Turk Hava Yollari AOa	684	2,837
Turkcell Iletisim Hizmetleri ASa	560	3,721
Turkiye Garanti Bankasi AS	3,297	15,764
Turkiye Halk Bankasi AS	588	5,819
Yapi ve Kredi Bankasi ASa	596	1,683

		54,926

TOTAL COMMON STOCKS
(Cost: $2,317,982)		2,587,461

PREFERRED STOCKS — 7.21%

BRAZIL — 6.37%
Banco Bradesco SA	2,700	48,234
Braskem SA Class A	300	2,212
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	200	10,035
Companhia de Bebidas das Americas	1,100	48,849
Itau Unibanco Holding SA	3,200	56,762
Klabin SA	700	4,712
Lojas Americanas SA	600	5,481
Marcopolo SA	300	2,011

		178,296
CHILE — 0.33%
Embotelladora Andina SA Class B	316	2,134
Sociedad Quimica y Minera de Chile SA Series B	131	7,270

		9,404
COLOMBIA — 0.13%
Grupo Aval Acciones y Valores SA	5,074	3,607

		3,607

Security	Shares	Value

RUSSIA — 0.15%
Sberbank of Russia	1,700	$4,130

		4,130
SOUTH KOREA — 0.23%
Samsung Electronics Co. Ltd.	8	6,502

		6,502

TOTAL PREFERRED STOCKS
(Cost: $196,438)		201,939

RIGHTS — 0.00%

BRAZIL — 0.00%
Companhia de Bebidas das Americas Preferred[a]	1	—

		—
CHILE — 0.00%
Cencosud SAa	173	134

		134

TOTAL RIGHTS
(Cost: $0)		134

SHORT-TERM INVESTMENTS — 1.36%

MONEY MARKET FUNDS — 1.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	32,274	32,274
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	2,337	2,337
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	3,341	3,341

		37,952

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,952)		37,952

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 100.99%
(Cost: $2,552,372)	$2,827,486
Other Assets, Less Liabilities — (0.99)%	(27,771)

NET ASSETS — 100.00%	$2,799,715

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	41

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 96.19%

BRAZIL — 5.84%
CCR SA	745,600	$7,485,792
Cielo SA	97,300	2,924,758
Companhia de Bebidas das Americas	69,900	3,086,122
CPFL Energia SA	675,700	6,896,781
EcoRodovias Infraestrutura e Logistica SA	862,100	7,486,853
EDP Energias do Brasil SA	1,561,100	9,482,986
Natura Cosmeticos SA	189,900	4,908,143
Porto Seguro SA	166,600	2,211,952
Souza Cruz SA	862,100	13,774,589
Totvs SA	419,400	9,280,638
Tractebel Energia SA	838,800	14,849,021
Ultrapar Participacoes SA	26,800	695,382

		83,083,017
CHILE — 5.94%
AES Gener SA	3,626,412	2,492,377
Aguas Andinas SA Series A	8,460,463	6,795,198
Banco de Chile	54,626,186	9,068,374
Banco de Chile Series Ta	1,216,952	186,511
Banco de Credito e Inversiones	94,132	7,319,631
Colbun SAa	32,340,633	10,159,901
CorpBanca SA	970,287,026	14,267,660
E.CL SA	265,888	601,529
Empresa Nacional de Electricidad SA	5,626,985	9,563,912
Empresa Nacional de Telecomunicaciones SA	163,566	3,450,843
Empresas CMPC SA	235,598	908,874
LATAM Airlines Group SA	585,063	13,952,216
S.A.C.I. Falabella SA	174,983	2,042,165
Vina Concha y Toro SA	1,783,650	3,718,951

		84,528,142
CHINA — 15.01%
Agricultural Bank of China Ltd. Class H	10,485,000	5,408,228
Bank of China Ltd. Class H	28,193,000	13,306,045
Bank of Communications Co. Ltd. Class H	1,631,000	1,291,365
Beijing Enterprises Holdings Ltd.	233,000	1,781,711

Security	Shares	Value

China CITIC Bank Corp. Ltd. Class H	3,029,000	$1,945,159
China Construction Bank Corp. Class H	12,617,000	10,412,684
China Gas Holdings Ltd.	4,660,000	4,536,903
China Life Insurance Co. Ltd. Class H	2,330,000	7,000,651
China Mengniu Dairy Co. Ltd.	1,398,000	3,902,938
China Minsheng Banking Corp. Ltd. Class H	13,281,000	18,496,141
China Mobile Ltd.	1,165,000	12,837,031
China Pacific Insurance (Group) Co. Ltd. Class H	1,537,800	5,671,429
China Petroleum & Chemical Corp. Class H	4,264,000	4,849,672
China Resources Enterprise Ltd.	466,000	1,514,304
China Resources Gas Group Ltd.	5,126,000	11,884,882
China Resources Power Holdings Co. Ltd.	2,330,000	6,294,577
China Telecom Corp. Ltd. Class H	4,730,000	2,451,962
China Vanke Co. Ltd. Class B	1,589,797	3,228,857
ENN Energy Holdings Ltd.	86,000	431,949
Guangdong Investment Ltd.	7,922,000	6,813,767
Hengan International Group Co. Ltd.	1,048,500	10,640,689
Industrial and Commercial Bank of China Ltd. Class H	13,048,000	9,371,859
Inner Mongolia Yitai Coal Co. Ltd. Class B	2,609,677	15,003,033
Jiangsu Expressway Co. Ltd. Class H	7,922,000	8,008,985
Kunlun Energy Co. Ltd.	2,796,000	5,797,621
PetroChina Co. Ltd. Class H	2,330,000	3,202,873
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	932,000	866,518
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,007,600	8,630,331
Sihuan Pharmaceutical Holdings Group Ltd.	1,864,000	865,317
Tencent Holdings Ltd.	163,100	5,640,782
Tingyi (Cayman Islands) Holding Corp.	3,798,000	9,966,576
Tsingtao Brewery Co. Ltd. Class H	586,000	3,668,711

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

February 28, 2013

Security	Shares	Value

Zhejiang Expressway Co. Ltd. Class H	9,390,000	$7,882,667

		213,606,217
COLOMBIA — 2.57%
Almacenes Exito SA	122,791	2,368,295
Cementos Argos SA	1,245,152	6,381,260
Corporacion Financiera Colombiana SA	136,072	2,660,440
Ecopetrol SA	6,141,181	17,631,561
Grupo Argos SA	604,204	7,564,724

		36,606,280
CZECH REPUBLIC — 0.76%
Telefonica O2 Czech Republic AS	656,128	10,848,567

		10,848,567
EGYPT — 0.81%
Commercial International Bank (Egypt) SAE	1,804,119	9,087,041
Egyptian Kuwaiti Holding Co. SAE	786,145	919,790
National Societe Generale Bank SAE	271,678	1,531,636

		11,538,467
INDIA — 2.52%
Bharat Petroleum Corp. Ltd.	516,794	3,533,159
Cipla Ltd.	1,114,439	7,371,214
Coal India Ltd.	841,829	4,793,652
Dr. Reddy’s Laboratories Ltd.	86,443	2,789,199
Infosys Ltd.	58,483	3,124,898
Oil & Natural Gas Corp. Ltd.	146,126	841,893
Piramal Enterprises Ltd.	246,514	2,598,354
Sun Pharmaceuticals Industries Ltd.	734,183	10,824,830

		35,877,199
INDONESIA — 7.02%
PT Bank Central Asia Tbk	21,552,500	24,533,295
PT Bank Danamon Indonesia Tbk	9,902,500	6,455,813
PT Bank Mandiri (Persero) Tbk	4,427,000	4,604,062
PT Bank Negara Indonesia (Persero) Tbk	10,135,500	4,824,680
PT Bank Rakyat Indonesia (Persero) Tbk	8,854,000	8,658,385
PT Indo Tambangraya Megah Tbk	116,500	485,241
PT Indofood Sukses Makmur Tbk	2,464,000	1,861,355
PT Jasa Marga (Persero) Tbk	14,679,000	8,430,532

Security	Shares	Value

PT Semen Gresik (Persero) Tbk	3,163,000	$5,678,900
PT Telekomunikasi Indonesia (Persero) Tbk	15,494,500	17,236,599
PT Unilever Indonesia Tbk	7,223,000	17,079,273

		99,848,135
MALAYSIA — 8.03%
Berjaya Sports Toto Bhd	4,310,513	5,858,002
Hong Leong Bank Bhd	2,516,400	11,871,578
IHH Healthcare Bhd[a]	14,702,300	16,317,389
Malayan Banking Bhd	6,314,300	18,694,659
Maxis Communications Bhd	7,013,300	14,455,499
Petronas Chemicals Group Bhd	2,097,000	4,308,672
Petronas Dagangan Bhd	1,118,400	8,511,493
Petronas Gas Bhd	1,188,300	7,044,056
Public Bank Bhd Foreign	3,914,400	20,392,118
Sime Darby Bhd	1,747,500	5,207,725
Tenaga Nasional Bhd	745,600	1,674,313

		114,335,504
MEXICO — 2.39%
Arca Continental SAB de CV	189,900	1,429,680
Coca-Cola FEMSA SAB de CV Series L	209,700	3,542,825
El Puerto de Liverpool SA de CV Series C1	1,118,400	12,604,587
Grupo Financiero Santander Mexico SAB de CV Series B	2,097,000	6,262,469
Grupo Modelo SAB de CV Series C	838,800	7,507,742
Wal-Mart de Mexico SAB de CV Series V	842,300	2,645,299

		33,992,602
MOROCCO — 0.23%
Attijariwafa Bank	93,433	3,327,656

		3,327,656
PERU — 1.64%
Compania de Minas Buenaventura SA SP ADR	220,651	5,653,079
Credicorp Ltd.	117,898	17,682,342

		23,335,421
PHILIPPINES — 2.99%
Aboitiz Power Corp.	1,071,800	1,014,862
Ayala Corp.	67,570	963,030
Bank of the Philippine Islands	4,897,660	12,768,125

CONSOLIDATED SCHEDULES OF INVESTMENTS	43

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

February 28, 2013

Security	Shares	Value

Energy Development Corp.	4,686,800	$873,732
Jollibee Foods Corp.	1,160,690	3,622,518
Philippine Long Distance Telephone Co.	229,505	16,481,913
San Miguel Corp.	2,239,130	6,823,124

		42,547,304
POLAND — 1.03%
Asseco Poland SA	127,451	1,733,178
Polskie Gornictwo Naftowe i Gazownictwo SAa	7,178,998	12,935,335

		14,668,513
RUSSIA — 0.71%
LUKOIL OAO	156,576	10,043,532

		10,043,532
SOUTH AFRICA — 7.14%
Aspen Pharmacare Holdings Ltd.[a]	820,626	14,924,131
Bidvest Group Ltd.	136,107	3,612,045
Discovery Holdings Ltd.	348,102	2,913,556
Foschini Group Ltd. (The)	137,039	1,634,962
Growthpoint Properties Ltd.	4,065,419	12,391,945
Life Healthcare Group Holdings Ltd.	2,990,555	11,248,702
Massmart Holdings Ltd.	46,134	958,908
Pick n Pay Stores Ltd.	627,236	3,129,644
PPC Ltd.	1,326,236	5,100,851
Redefine Properties Ltd.	7,616,304	8,344,007
Remgro Ltd.	625,873	11,858,015
Shoprite Holdings Ltd.	445,962	8,543,790
Tiger Brands Ltd.	125,587	4,247,958
Truworths International Ltd.	414,507	4,298,581
Vodacom Group Ltd.	638,187	8,474,593

		101,681,688
SOUTH KOREA — 9.10%
AmorePacific Corp.[b]	9,786	9,254,371
Celltrion Inc.	96,339	2,388,846
Cheil Industries Inc.	13,715	1,117,136
CJ CheilJedang Corp.[b]	8,155	2,910,819
E-Mart Co. Ltd.	9,320	1,902,173
Hyundai Marine & Fire Insurance Co. Ltd.	74,560	2,165,550
Kangwon Land Inc.	267,950	8,128,883
Korea Electric Power Corp.[a]	53,590	1,615,878
Korea Exchange Bank[a]	729,640	5,121,108

Security	Shares	Value

Korean Air Lines Co. Ltd.[a]	48,930	$1,997,281
KT Corp.	30,290	1,001,438
KT Corp. SP ADR[a]	11,973	193,723
KT&G Corp.[b]	186,633	13,305,998
LG Household & Health Care Ltd.	11,650	6,681,274
LG Uplus Corp.[a]	158,440	1,243,728
Lotte Shopping Co. Ltd.	6,757	2,427,422
NCsoft Corp.	9,320	1,230,818
NHN Corp.[b]	37,781	9,176,370
ORION Corp.	2,563	2,532,644
S1 Corp.	112,108	7,195,536
Samsung Electro-Mechanics Co. Ltd.	9,087	801,430
Samsung Electronics Co. Ltd.	9,320	13,289,387
Samsung Fire & Marine Insurance Co. Ltd.	14,015	2,951,003
Samsung Life Insurance Co. Ltd.	79,488	7,634,430
Samsung SDI Co. Ltd.	24,698	3,170,431
Shinhan Financial Group Co. Ltd.	15,800	622,326
SK C&C Co. Ltd.	50,561	4,809,441
SK Telecom Co. Ltd.	71,764	11,830,050
Yuhan Corp.	16,776	2,765,466

		129,464,960
TAIWAN — 15.31%
Advantech Co. Ltd.	1,899,000	8,449,531
Asia Cement Corp.	6,076,550	7,578,661
China Airlines Ltd.[a]	1,899,828	781,282
China Steel Corp.	11,650,375	10,681,752
Chunghwa Telecom Co. Ltd.	6,058,000	18,827,553
Compal Electronics Inc.	3,495,000	2,444,550
Delta Electronics Inc.	466,000	1,735,729
Far EasTone Telecommunications Co. Ltd.	6,792,000	15,728,529
Feng Hsin Iron & Steel Co. Ltd.	932,000	1,624,202
First Financial Holding Co. Ltd.	7,749,200	4,936,878
Formosa Chemicals & Fibre Corp.	2,330,000	5,937,606
Formosa Petrochemical Corp.	3,996,000	11,112,534
Formosa Plastics Corp.	2,831,000	7,157,063
Formosa Taffeta Co. Ltd.	3,539,000	3,429,668
Giant Manufacturing Co. Ltd.	699,000	3,828,814
Hua Nan Financial Holdings Co. Ltd.	6,990,000	4,087,995
Inventec Corp.	17,009,800	6,765,734
Lite-On Technology Corp.	7,922,475	12,217,593

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

February 28, 2013

Security	Shares	Value

Nan Ya Plastics Corp.	1,864,000	$3,575,130
President Chain Store Corp.	967,000	5,345,693
Realtek Semiconductor Corp.	2,103,300	5,005,409
Synnex Technology International Corp.	3,763,000	7,610,605
Taiwan Cement Corp.	3,728,000	4,781,501
Taiwan Cooperative Financial Holding Co. Ltd.	23,109,317	13,242,492
Taiwan Mobile Co. Ltd.	5,359,000	18,696,392
Taiwan Semiconductor Manufacturing Co. Ltd.	5,394,000	19,000,320
Transcend Information Inc.	1,433,000	4,081,658
TSRC Corp.	1,435,100	2,950,840
U-Ming Marine Transport Corp.	3,262,000	5,057,961
United Microelectronics Corp.	3,029,000	1,133,329

		217,807,004
THAILAND — 7.15%
Advanced Information Service PCL NVDR	2,916,100	20,290,175
Bangkok Bank PCL NVDR	2,143,600	15,779,778
Bangkok Dusit Medical Services PCL NVDR	1,724,900	8,638,995
Charoen Pokphand Foods PCL NVDR	4,856,500	5,305,420
CP All PCL NVDR	14,798,900	23,504,136
Kasikornbank PCL NVDR	1,607,700	11,456,551
PTT PCL NVDR	448,600	5,277,647
Siam Commercial Bank PCL NVDR	1,911,200	11,435,079

		101,687,781

TOTAL COMMON STOCKS
(Cost: $1,291,452,757)		1,368,827,989

PREFERRED STOCKS — 3.60%

BRAZIL — 1.62%
AES Tiete SA	655,900	6,764,352

Companhia de Bebidas das Americas	143,300	6,363,735
Companhia Energetica de Minas Gerais	69,950	828,956
Companhia Paranaense de Energia Class B	466,000	6,835,264

Security	Shares	Value

Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	372,800	$2,253,280

		23,045,587
CHILE — 0.05%
Sociedad Quimica y Minera de Chile SA Series B	12,815	711,144

		711,144
COLOMBIA — 1.15%
Banco Davivienda SA	598,577	8,543,207
Bancolombia SA	134,441	2,207,746
Grupo Argos SA	445,263	5,569,851

		16,320,804
RUSSIA — 0.25%
Surgutneftegas OJSC	4,846,400	3,568,130

		3,568,130
SOUTH KOREA — 0.53%
Samsung Electronics Co. Ltd.	9,355	7,602,706

		7,602,706

TOTAL PREFERRED STOCKS
(Cost: $51,212,045)		51,248,371

RIGHTS — 0.00%

BRAZIL — 0.00%
Companhia de Bebidas das Americas[a]	75	—
Companhia de Bebidas das Americas Preferred[a]	155	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	3,248,654	3,248,654

CONSOLIDATED SCHEDULES OF INVESTMENTS	45

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

February 28, 2013

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	235,214	$235,214

		3,483,868

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,483,868)		3,483,868

TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $1,346,148,670)		1,423,560,228
Other Assets, Less Liabilities — (0.04)%		(534,699)

NET ASSETS — 100.00%		$1,423,025,529

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 98.27%

BRAZIL — 5.74%
Aliansce Shopping Centers SA	2,800	$34,697
Arezzo Industria e Comercio SA	2,000	40,463
Autometal SA	2,800	29,018
B2W Companhia Global do Varejo[a]	2,800	19,813
Banco ABC Brasil SAa	51	374
Brasil Brokers Participacoes SA	7,200	26,038
Brasil Insurance Participacoes e Administracao SA	2,200	23,312
Brookfield Incorporacoes SA	9,800	15,614
Companhia de Locacao das Americas	4,200	28,254
Equatorial Energia SA	4,142	41,879
Estacio Participacoes SA	3,000	73,593
Eternit SA	5,000	21,724
Even Construtora e Incorporadora SA	8,400	42,487
EZ TEC Empreendimentos e Participacoes SA	2,400	33,322
Fleury SA	1,800	20,029
Gafisa SAa	22,000	47,625
Grendene SA	4,800	44,526
Helbor Empreendimentos SA	7,200	42,244
HRT Participacoes em Petroleo SAa	10,600	19,730
Iguatemi Empresa de Shopping Centers SA	2,000	27,535
Iochpe-Maxion SA	2,400	31,622
Julio Simoes Logistica SA	3,600	30,044
LLX Logistica SAa	12,200	12,341
LPS Brasil — Consultoria de Imoveis SA	1,800	32,593
Marfrig Alimentos SAa	7,600	37,864
Mills Estruturas e Servicos de Engenharia SA	2,400	39,039
Restoque Comercio e Confeccoes de Roupas SA	5,400	27,750
Rossi Residencial SA	8,800	15,623
Santos Brasil Participacoes SA Units	1,400	21,349
Sao Martinho SA	2,000	28,223
SLC Agricola SA	2,800	27,446
Tecnisa SA	4,800	21,219
Tegma Gestao Logistica SA	1,800	27,768
TPI — Triunfo Participacoes e Investimentos SA	3,600	22,797

Security	Shares	Value

UNICASA Industria de Moveis SAa	4,200	$20,818
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,200	67,493
Vanguarda Agro SAa	104,498	24,841

		1,121,107
CHILE — 2.13%
Administradora de Fondos de Pensiones Provida SA	6,854	47,724
Besalco SA	21,730	41,596
Compania SudAmericana de Vapores SAa	240,804	26,750
Inversiones Aguas Metropolitanas SA	20,226	42,349
Norte Grande SA	1,861,196	20,845
Parque Arauco SA	22,826	63,515
SalfaCorp SA	20,288	51,422
Sociedad Matriz SAAM SAa	524,098	64,370
Sonda SA	15,954	56,963

		415,534
CHINA — 18.37%
361 Degrees International Ltd.	86,000	25,174
Ajisen (China) Holdings Ltd.	22,000	15,887
AMVIG Holdings Ltd.	52,000	21,592
Anhui Expressway Co. Ltd. Class H	36,000	20,612
Anton Oilfield Services Group	48,000	27,296
Anxin-China Holdings Ltd.	112,000	25,852
Asia Cement China Holdings Corp.	48,000	25,935
Asian Citrus Holdings Ltd.	40,000	19,188
Beijing Capital Land Ltd. Class H	84,000	38,237
Beijing Enterprises Water Group Ltd.	116,000	35,900
Biostime International Holdings Ltd.	10,000	43,844
Boshiwa International Holding Ltd.[a,b]	32,000	3,466
C C Land Holdings Ltd.	106,000	34,856
China Automation Group Ltd.	86,000	23,067
China Datang Corp. Renewable Power Co. Ltd. Class H	168,000	37,045
China Everbright International Ltd.	88,000	58,554
China High Speed Transmission Equipment Group Co. Ltd.[a]	64,000	32,104
China Huiyuan Juice Group Ltd.[a]	63,000	25,266
China Lilang Ltd.	20,000	12,379
China Lumena New Materials Corp.	140,000	32,857
China Medical System Holdings Ltd.	38,000	34,791

CONSOLIDATED SCHEDULES OF INVESTMENTS	47

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

China Metal Recycling Holdings Ltd.[b]	12,000	$10,944
China Modern Dairy Holdings Ltd.[a]	82,000	27,492
China Oil and Gas Group Ltd.[a]	280,000	55,243
China Overseas Grand Oceans Group Ltd.	24,000	33,734
China Pharmaceutical Group Ltd.[a]	72,000	28,968
China Power International Development Ltd.	100,000	32,238
China Power New Energy Development Co. Ltd.[a]	560,000	38,995
China Precious Metal Resources Holdings Co. Ltd.[a]	152,000	27,441
China Rare Earth Holdings Ltd.	104,000	22,530
China Rongsheng Heavy Industries Group Holdings Ltd.	109,000	19,678
China Shineway Pharmaceutical Group Ltd.	14,000	23,866
China Singyes Solar Technologies Holdings Ltd.	36,000	40,434
China South City Holdings Ltd.	196,000	32,604
China Suntien Green Energy Corp. Ltd. Class H	130,000	31,348
China Travel International Investment Hong Kong Ltd.	156,000	32,790
China Vanadium Titano-Magnetite Mining Co. Ltd.	130,000	30,342
China Water Affairs Group Ltd.	100,000	32,238
China Wireless Technologies Ltd.	88,000	23,603
China Yongda Automobiles Services Holdings Ltd.[a]	34,000	36,741
China Yurun Food Group Ltd.[a]	50,000	35,849
China ZhengTong Auto Services Holdings Ltd.[a]	35,000	27,983
Chinasoft International Ltd.[a]	80,000	19,085
Chongqing Machinery & Electric Co. Ltd. Class H	124,000	20,147
CITIC Dameng Holdings Ltd.	176,000	18,383
CITIC Resources Holdings Ltd.[a]	224,000	32,351
Comba Telecom Systems Holdings Ltd.	46,000	15,304
Cosco International Holdings Ltd.	76,000	33,713
Dazhong Transportation Group Co. Ltd. Class B	43,200	28,080
DBA Telecommunications (Asia) Holdings Ltd.	40,000	25,790

Security	Shares	Value

Digital China Holdings Ltd.	36,000	$56,543
Dongyue Group Ltd.	48,000	31,815
Extrawell Pharmaceutical Holdings Ltd.[a]	200,000	18,827
Fantasia Holdings Group Co. Ltd.	159,000	25,014
First Tractor Co. Ltd. Class Ha	24,000	23,428
Fufeng Group Ltd.	52,000	22,262
Global Bio-Chem Technology Group Co. Ltd.	116,000	13,313
Haitian International Holdings Ltd.	24,000	31,010
Hangzhou Steam Turbine Co. Ltd. Class B	26,080	47,385
Harbin Electric Co. Ltd. Class H	32,000	27,977
Hengdeli Holdings Ltd.	64,000	20,880
Hopson Development Holdings Ltd.[a]	32,000	55,212
Hunan Nonferrous Metal Corp. Ltd. Class Ha	84,000	28,055
Inspur International Ltd.	670,000	25,055
Interchina Holdings Co. Ltd.[a]	340,000	19,291
Jiangsu Future Land Co. Ltd. Class B	49,800	45,716
Ju Teng International Holdings Ltd.	48,000	25,997
Kaisa Group Holdings Ltd.[a]	84,000	27,946
Kingdee International Software Group Co. Ltd.[a]	132,000	23,320
Kingsoft Corp. Ltd.	48,000	41,595
KWG Property Holding Ltd.	36,000	24,697
Labixiaoxin Snacks Group Ltd.	58,000	29,318
Li Ning Co. Ltd.[a]	45,000	27,796
Lijun International Pharmaceutical (Holding) Co. Ltd.	72,000	19,869
Lonking Holdings Ltd.	76,000	20,483
Luthai Textile Co. Ltd. Class B	21,800	21,196
MIE Holdings Corp.	56,000	16,176
Minth Group Ltd.	28,000	36,612
New World Department Store China Ltd.	34,000	21,133
North Mining Shares Co. Ltd.[a]	580,000	34,404
NVC Lighting Holdings Ltd.	72,000	18,105
PCD Stores (Group) Ltd.	164,000	24,743
Peak Sport Products Co. Ltd.	124,000	23,505
Ports Design Ltd.	20,000	17,770
Renhe Commercial Holdings Co. Ltd.[a]	468,000	34,399
REXLot Holdings Ltd.	400,000	36,622
Semiconductor Manufacturing International Corp.[a]	854,000	49,005
Shenzhen Expressway Co. Ltd. Class H	44,000	17,986

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Shenzhen International Holdings Ltd.	530,000	$74,495
Shenzhen Investment Ltd.	136,000	59,452
Shenzhou International Group Holdings Ltd.	18,000	51,065
Shougang Concord International Enterprises Co. Ltd.[a]	580,000	37,396
Sino Biopharmaceutical Ltd.	128,000	73,616
Sino Oil And Gas Holdings Ltd.[a]	680,000	14,118
Sinotrans Ltd. Class H	198,000	38,554
Sinotrans Shipping Ltd.	166,000	46,665
Skyworth Digital Holdings Ltd.	72,000	48,372
Sparkle Roll Group Ltd.	288,000	29,710
Sunac China Holdings Ltd.	50,000	38,750
TCL Communication Technology Holdings Ltd.	46,000	13,940
Tech Pro Technology Development Ltd.[a]	84,000	31,846
Tianjin Development Holdings Ltd.[a]	72,000	54,407
Tianjin Port Development Holdings Ltd.	204,000	30,778
Tianneng Power International Ltd.	44,000	32,908
Tibet 5100 Water Resources Holdings Ltd.	94,000	28,485
Towngas China Co. Ltd.	38,000	33,370
Travelsky Technology Ltd. Class H	50,000	32,754
Vinda International Holdings Ltd.	22,000	31,093
VODone Ltd.	192,000	16,341
West China Cement Ltd.	108,000	20,612
Winsway Coking Coal Holding Ltd.	84,000	12,132
Xingda International Holdings Ltd.	48,000	22,654
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	86,000	19,296
XTEP International Holdings Ltd.	51,000	20,782
Yanchang Petroleum International Ltd.[a]	380,000	26,951
Yip’s Chemical Holdings Ltd.	28,000	27,513
Yuexiu Real Estate Investment Trust	90,000	47,467
Yuexiu Transport Infrastructure Ltd.	68,000	38,144
Zhejiang Southeast Electric Power Co. Ltd. Class B	22,600	16,927

		3,586,869
CZECH REPUBLIC — 0.46%
Central European Media Enterprises Ltd. AS Class Aa	3,304	17,212
Pegas Nonwovens SA	1,342	36,185
Philip Morris CR AS	62	37,173

		90,570

Security	Shares	Value

EGYPT — 0.30%
Orascom Telecom Media And Technology Holding SAE SP GDR	120,832	$57,999

		57,999
INDIA — 6.60%
Amtek Auto Ltd.	10,908	13,854
Andhra Bank	8,620	14,418
Apollo Hospitals Enterprise Ltd.	3,898	59,246
Ashok Leyland Ltd.	74,120	30,313
Aurobindo Pharma Ltd.	9,344	27,634
Bharat Forge Ltd.	8,530	33,545
Biocon Ltd.	6,138	30,839
CESC Ltd.	5,014	25,791
Cox & Kings Ltd.	6,488	15,312
Educomp Solutions Ltd.	4,456	6,806
EID Parry India Ltd.	8,358	22,184
Emami Ltd.	2,884	31,483
Federal Bank Ltd.	7,156	64,878
Financial Technologies (India) Ltd.	2,348	36,423
Fortis Healthcare Ltd.[a]	15,296	27,286
Great Eastern Shipping Co. Ltd. (The)	7,250	31,609
Gujarat Fluorochemicals Ltd.	3,058	15,752
Gujarat Gas Co. Ltd.	3,100	15,801
Gujarat Mineral Development Corp. Ltd.	10,318	35,086
Gujarat State Petronet Ltd.	12,254	14,595
GVK Power & Infrastructure Ltd.[a]	104,440	20,541
Hexaware Technologies Ltd.	17,672	28,048
Hindustan Construction Co. Ltd.[a]	104,172	29,391
Housing Development & Infrastructure Ltd.[a]	15,770	17,493
India Infoline Ltd.	20,722	25,024
Indiabulls Financial Services Ltd.	9,614	44,478
Indiabulls Infrastructure and Power Ltd.[a]	125,532	11,652
Indian Hotels Co. Ltd.	35,152	34,890
Indraprastha Gas Ltd.	3,744	17,590
IVRCL Ltd. Class La	31,884	15,003
Jammu & Kashmir Bank Ltd.	1,736	40,278
Jindal Saw Ltd.	14,750	24,197
Jubilant Foodworks Ltd.[a]	1,486	28,592
Mahindra & Mahindra Financial Services Ltd.	15,040	51,585
Manappuram Finance Ltd.	38,776	24,732

CONSOLIDATED SCHEDULES OF INVESTMENTS	49

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

MAX India Ltd.	11,988	$53,500
PTC India Ltd.	25,604	30,778
Redington India Ltd.	19,788	30,916
REI Agro Ltd.	82,164	13,668
Strides Arcolab Ltd.	2,062	34,765
Syndicate Bank	10,770	23,122
Tata Global Beverages Ltd.	17,962	41,335
Thermax Ltd.	3,488	37,220
Torrent Pharmaceuticals Ltd.	1,848	22,814
Voltas Ltd.	13,922	20,229
Welspun Corp. Ltd.	12,246	13,134

		1,287,830
INDONESIA — 4.80%
PT Agis Tbk[a]	223,000	10,384
PT Agung Podomoro Land Tbk[a]	563,000	26,509
PT AKR Corporindo Tbk	73,000	33,805
PT Alam Sutera Realty Tbk	445,000	42,826
PT Bakrie and Brothers Tbk[a]	2,040,999	10,560
PT Bakrie Sumatera Plantations Tbk	1,522,000	17,167
PT Bakrie Telecom Tbk[a]	821,000	4,248
PT Bakrieland Development Tbk[a]	1,911,000	11,668
PT Bank Bukopin Tbk	222,000	17,919
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	152,000	19,190
PT Bank Tabungan Negara (Persero) Tbk	127,323	21,476
PT Benakat Petroleum Energy Tbk[a]	928,000	14,789
PT Bhakti Investama Tbk	1,028,000	54,254
PT Ciputra Development Tbk	516,000	59,270
PT Citra Marga Nusaphala Persada Tbk	91,000	16,950
PT Energi Mega Persada Tbk[a]	1,203,000	12,947
PT Erajaya Swasembada Tbk[a]	73,000	22,096
PT Gajah Tunggal Tbk	66,000	15,026
PT Garuda Indonesia (Persero) Tbk[a]	376,000	25,680
PT Holcim Indonesia Tbk	84,000	31,945
PT Japfa Comfeed Indonesia Tbk	34,000	28,675
PT Kawasan Industri Jababeka Tbk[a]	984,000	26,475
PT Krakatau Steel (Persero) Tbk	173,000	11,995
PT Lippo Karawaci Tbk	693,000	81,036
PT Medco Energi Internasional Tbk	97,000	16,863
PT Mitra Adiperkasa Tbk	37,000	29,865
PT MNC Sky Vision Tbk[a]	75,485	16,599
PT Ramayana Lestari Sentosa Tbk	246,000	33,603

Security	Shares	Value

PT Sampoerna Agro Tbk	48,000	$10,928
PT Sentul City Tbk[a]	1,042,000	31,809
PT Summarecon Agung Tbk	224,000	53,894
PT Surya Semesta Internusa Tbk	161,300	25,038
PT Timah (Persero) Tbk	147,000	22,361
PT Tower Bersama Infrastructure Tbk[a]	78,000	45,201
PT Trada Maritime Tbk[a]	227,000	33,356

		936,407
MALAYSIA — 4.68%
Affin Holdings Bhd	19,200	20,502
Carlsberg Brewery Malaysia Bhd	7,600	31,723
Dialog Group Bhd	53,080	40,018
DRB-Hicom Bhd	42,200	35,093
Eastern & Oriental Bhd	48,200	24,642
Hai-O Enterprise Bhd	38,600	28,352
Hibiscus Petroleum Bhd[a]	21,200	10,152
IGB Corp. Bhd	62,000	45,138
IJM Land Bhd	31,000	21,867
KLCC Property Holdings Bhd	25,200	53,327
KNM Group Bhd[a]	86,400	13,279
KPJ Healthcare Bhd	18,200	34,333
Mah Sing Group Bhd	31,000	21,065
Malaysian Airline System Bhd[a]	42,800	10,179
Malaysian Pacific Industries Bhd	23,800	19,098
Malaysian Resources Corp. Bhd	77,800	32,474
Media Prima Bhd	53,000	37,386
Multi-Purpose Holdings Bhd	32,400	35,645
OSK Holdings Bhd	72,287	33,682
POS Malaysia Bhd	34,800	42,564
QL Resources Bhd	23,600	22,909
Sarawak Oil Palms Bhd	8,400	13,726
Scomi Group Bhd[a]	301,200	30,213
Sunway Real Estate Investment Trust Bhd	127,800	62,442
TAN Chong Motor Holdings Bhd	23,800	39,583
TIME dotCom Bhd[a]	20,400	25,215
Top Glove Corp. Bhd	19,400	34,462
Uchi Technologies Bhd	85,200	32,531
Wah Seong Corp. Bhd	35,000	18,800
WCT Bhd	61,090	43,685

		914,085
MEXICO — 2.17%
Alsea SAB de CVa	21,259	53,189

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Axtel SAB de CV CPO[a]	81,800	$18,821
Bolsa Mexicana de Valores SAB de CV	12,200	29,684
Consorcio ARA SAB de CVa	92,800	35,949
Corporacion Geo SAB de CV Series Ba	25,800	21,443
Desarrolladora Homex SAB de CVa	12,400	24,639
Empresas ICA SAB de CVa	31,800	91,782
Genomma Lab Internacional SAB de CV Series Ba	27,200	65,265
Gruma SAB de CV Series Ba	8,400	29,576
Grupo Herdez SAB de CV	7,200	21,778
TV Azteca SAB de CV CPO	37,800	26,328
Urbi Desarrollos Urbanos SAB de CVa	13,000	4,385

		422,839
PHILIPPINES — 2.42%
Belle Corp.[a]	239,633	34,772
Cebu Air Inc.	10,560	17,141
Filinvest Land Inc.	1,048,000	50,776
First Gen Corp.[a]	61,200	39,586
First Philippine Holdings Corp.	10,020	28,020
Manila Water Co. Inc.	44,600	39,817
Megaworld Corp.	570,000	55,093
Philex Petroleum Corp.[a]	18,000	14,875
Philippine National Bank[a]	12,350	31,528
Puregold Price Club Inc.	45,649	46,480
Robinsons Land Corp.	91,000	50,916
Security Bank Corp.	9,000	39,112
SM Development Corp.	118,800	25,040

		473,156
POLAND — 1.32%
Budimex SA	1,458	33,986
Getin Noble Bank SAa	50,046	29,795
Globe Trade Centre SAa	10,464	26,864
KRUK SAa	2,080	35,611
Lubelski Wegiel Bogdanka SA	1,592	64,893
Netia SAa	17,966	26,260
Warsaw Stock Exchange SA	3,014	39,876

		257,285
RUSSIA — 0.63%
Aeroflot — Russian Airlines OJSC	18,456	31,964
OGK-2 OJSC	1,236,461	15,499
PIK Group[a]	7,400	15,872
RBC OJSC[a]	50,600	18,765

Security	Shares	Value

Sollers OJSC[a]	1,543	$40,941

		123,041
SOUTH AFRICA — 8.06%
Acucap Properties Ltd.	9,420	48,797
Adcock Ingram Holdings Ltd.	6,272	39,061
Aeci Ltd.	4,812	50,948
African Oxygen Ltd.	11,642	28,636
Allied Technologies Ltd.	2,424	9,823
Astral Foods Ltd.	2,278	22,849
AVI Ltd.	7,452	46,094
Brait SEa	18,638	67,218
Capital Property Fund	27,116	32,517
Cipla Medpro South Africa Ltd.	25,008	26,728
City Lodge Hotels Ltd.	2,436	29,484
Clicks Group Ltd.	8,900	58,770
Clover Industries Ltd.	6,910	13,092
Coronation Fund Managers Ltd.	7,118	37,436
DataTec Ltd.	9,020	48,967
DRDGOLD Ltd.	39,770	29,209
Emira Property Fund	21,638	35,763
Famous Brands Ltd.	3,362	31,287
Fountainhead Property Trust	58,186	56,418
Grindrod Ltd.	19,756	39,214
Group Five Ltd.	6,338	24,723
Hyprop Investments Ltd. Units	5,246	42,300
Illovo Sugar Ltd.	10,540	36,063
JD Group Ltd.	5,590	24,459
JSE Ltd.	4,710	35,747
Lewis Group Ltd.	3,102	22,478
Mondi Ltd.	5,210	66,426
Murray & Roberts Holdings Ltd.[a]	15,658	43,644
Nampak Ltd.	19,984	68,308
Omnia Holdings Ltd.	2,854	47,711
Palabora Mining Co. Ltd.	984	11,262
Pick n Pay Holdings Ltd.	10,140	21,246
Pinnacle Technology Holdings Ltd.	5,606	12,933
Resilient Property Income Fund Ltd.	8,286	47,051
Royal Bafokeng Platinum Ltd.[a]	2,174	13,471
SA Corporate Real Estate Fund Nominees Pty Ltd.	94,064	42,143
Sun International Ltd.	4,362	49,188
Super Group Ltd.[a]	16,200	38,276
Sycom Property Fund	7,384	23,042

CONSOLIDATED SCHEDULES OF INVESTMENTS	51

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Tongaat Hulett Ltd.	4,508	$69,835
Vukile Property Fund Ltd.	18,714	37,417
Wilson Bayly Holmes-Ovcon Ltd.	2,564	44,292

		1,574,326
SOUTH KOREA — 16.00%
3S Korea Co. Ltd.[a]	1,806	13,309
Able C&C Co. Ltd.	440	29,460
Ahnlab Inc.	196	11,512
Asiana Airlines Inc.[a]	4,000	21,980
Binggrae Co. Ltd.	374	47,146
Capro Corp.	1,040	11,093
Chabio & Diostech Co. Ltd.[a]	2,748	27,535
CJ CGV Co. Ltd.	1,200	46,656
CJ E&M Corp.[a]	1,040	36,017
CJ O Shopping Co. Ltd.	136	38,496
Cosmax Inc.	640	27,188
CrucialTec Co. Ltd.[a]	2,134	24,635
Daesang Corp.	1,120	33,823
Daishin Securities Co. Ltd.	3,840	36,704
Daum Communications Corp.	514	45,380
Digitech Systems Co. Ltd.[a]	1,886	17,853
Dong-A Pharmaceutical Co. Ltd.	390	44,661
Dongsuh Companies Inc.	1,624	31,870
Dongyang Mechatronics Corp.	2,260	24,524
Doosan Engine Co. Ltd.[a]	1,520	11,230
Duksan Hi-Metal Co. Ltd.[a]	1,010	23,878
Fila Korea Ltd.	454	24,695
Foosung Co. Ltd.[a]	3,220	13,991
Gamevil Inc.[a]	226	20,308
GemVax & Kael Co. Ltd.[a]	1,034	34,950
Grand Korea Leisure Co. Ltd.	1,500	38,441
Green Cross Corp.	238	32,640
GS Home Shopping Inc.	182	32,641
Halla Climate Control Corp.	1,180	27,135
Hana Tour Service Inc.	588	36,817
Handsome Co. Ltd.	1,060	26,529
Hanjin Heavy Industries & Construction Co. Ltd.[a]	1,540	12,843
Hanjin Shipping Co. Ltd.[a]	3,740	37,820
Hanmi Pharm Co. Ltd.[a]	342	48,008
Hansol Paper Co.	3,620	36,273
Hanwha Investment & Securities Co. Ltd.	7,580	32,551
Hotel Shilla Co. Ltd.	1,480	65,128

Security	Shares	Value

Huchems Fine Chemical Corp.	1,300	$29,354
Hwa Shin Co. Ltd.	2,040	21,100
Hyundai Corp.	800	18,175
Hyundai Greenfood Co. Ltd.	1,860	29,974
Hyundai Home Shopping Network Corp.	194	24,366
Ilyang Pharmaceutical Co. Ltd.[a]	800	23,937
Infraware Inc.[a]	2,040	22,419
Interflex Co. Ltd.[a]	370	15,411
INTOPS Co. Ltd.	1,220	36,054
Jusung Engineering Co. Ltd.[a]	3,422	16,907
KEPCO Plant Service & Engineering Co. Ltd.	688	33,357
KIWOOM Securities Co. Ltd.	698	39,772
Kolon Industries Inc.	696	35,995
Komipharm International Co. Ltd.[a]	2,310	23,040
Korea Petrochemical Ind Co. Ltd.[a]	260	10,937
Korean Reinsurance Co.	3,606	38,963
KT Skylife Co. Ltd.	1,140	33,058
Kumho Industrial Co. Ltd.[a]	3,780	7,924
Kumho Tire Co. Inc.[a]	2,840	32,653
LG Fashion Corp.	880	24,137
LG Hausys Ltd.	598	43,960
LG International Corp.	1,342	52,672
LG Life Sciences Ltd.[a]	840	43,597
LIG Insurance Co. Ltd.	1,660	35,796
Lock & Lock Co. Ltd.	1,185	30,259
Lotte Chilsung Beverage Co. Ltd.	30	40,006
Lotte Samkang Co. Ltd.	56	38,374
Medipost Co. Ltd.[a]	394	34,567
MegaStudy Co. Ltd.	224	16,322
Melfas Inc.	1,000	18,978
Meritz Finance Group Inc.[a]	6,400	23,228
Meritz Fire & Marine Insurance Co. Ltd.	2,380	25,496
Namhae Chemical Corp.	2,500	17,593
Namyang Dairy Products Co. Ltd.	38	35,269
Neowiz Games Corp.[a]	620	11,051
Nexen Tire Corp.	1,680	24,126
NongShim Co. Ltd.	164	43,619
OCI Materials Co. Ltd.	310	10,020
Paradise Co. Ltd.	1,782	32,091
Partron Co. Ltd.	1,840	40,102
Poongsan Corp.	1,000	26,920
POSCO Chemtech Co. Ltd.	126	14,150

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Posco ICT Co. Ltd.	3,916	$27,847
RNL BIO Co. Ltd.[a]	4,460	10,647
S&T Dynamics Co. Ltd.	2,120	23,788
Samsung Fine Chemicals Co. Ltd.	942	48,804
Samyang Holdings Corp.	256	16,407
SeAH Besteel Corp.	780	24,095
Seegene Inc.[a]	420	24,785
Seoul Semiconductor Co. Ltd.	1,984	52,952
SFA Engineering Corp.	608	33,072
SK Broadband Co. Ltd.[a]	9,332	38,997
SK Chemicals Co. Ltd.	702	37,148
SK Communications Co. Ltd.[a]	1,930	12,815
SK Securities Co. Ltd.	28,420	28,346
SKC Co. Ltd.	841	27,222
SM Entertainment Co.[a]	720	28,991
Soulbrain Co. Ltd.	562	21,799
STX Corp. Co. Ltd.	2,220	15,458
STX Engine Co. Ltd.[a]	2,500	18,516
STX Offshore & Shipbuilding Co. Ltd.[a]	2,460	15,108
Sung Kwang Bend Co. Ltd.	1,338	29,532
Sungwoo Hitech Co. Ltd.	1,618	21,293
Suprema Inc.[a]	1,572	28,600
Taekwang Industrial Co. Ltd.	18	17,205
Taewoong Co. Ltd.[a]	722	14,669
Taihan Electric Wire Co. Ltd.[a]	4,601	16,486
TK Corp.[a]	1,294	30,354
TONGYANG Life Insurance Co.	1,840	18,692
TONGYANG Securities Inc.	6,960	26,546
ViroMed Co. Ltd.[a]	800	24,935
Wonik IPS Co. Ltd.[a]	3,318	15,413
Woongjin Thinkbig Co. Ltd.[a]	2,140	18,143
YESCO Co. Ltd.	620	18,494
Youngone Corp.	1,020	35,324

		3,123,932
TAIWAN — 17.51%
Ability Enterprise Co. Ltd.	36,000	33,735
ALI Corp.	26,000	30,148
Altek Corp.	34,133	20,135
Ambassador Hotel Ltd. (The)	18,000	18,475
AmTRAN Technology Co. Ltd.	52,312	36,413
Asia Optical Co. Inc.[a]	20,000	20,663
Asia Polymer Corp.	28,400	24,220
BES Engineering Corp.	100,000	30,539

Security	Shares	Value

Career Technology (MFG.) Co. Ltd.	14,000	$17,343
Cathay Real Estate Development Co. Ltd.	42,000	21,519
Cheng Loong Corp.	88,000	37,672
China Bills Finance Corp.	60,000	23,562
China Manmade Fibers Corp.[a]	62,000	21,108
China Steel Chemical Corp.	8,000	37,888
China Synthetic Rubber Corp.	34,000	37,878
Chipbond Technology Corp.	26,000	53,899
Chong Hong Construction Co.	8,040	26,993
Chroma ATE Inc.	18,000	41,319
Chung Hung Steel Corp.[a]	84,000	28,258
Compal Communications Inc.[a]	20,000	20,764
Compeq Manufacturing Co. Ltd.	76,000	28,052
Coretronic Corp.	36,000	28,881
CSBC Corp.	46,420	27,696
Cyberlink Corp.	10,213	31,328
CyberTAN Technology Inc.	28,000	23,596
D-Link Corp.	44,000	27,142
Dynapack International Technology Corp.	6,000	22,247
Elan Microelectronics Corp.	24,000	50,562
Faraday Technology Corp.	28,000	31,713
FLEXium Interconnect Inc.	6,387	20,065
Formosan Rubber Group Inc.	30,000	21,944
G Tech Optoelectronics Corp.	8,000	19,173
Gemtek Technology Corp.	24,000	30,904
Genesis Photonics Inc.[a]	24,715	18,161
Genius Electronic Optical Co. Ltd.	4,000	26,832
Gigabyte Technology Co. Ltd.	42,000	37,163
Gigastorage Corp.	20,400	16,022
Global Unichip Corp.	8,000	25,564
Gloria Material Technology Corp.	28,684	22,577
Goldsun Development & Construction Co. Ltd.	60,000	23,461
Grand Pacific Petrochemical Corp.	40,000	20,832
Great Wall Enterprise Co. Ltd.	20,253	18,296
Greatek Electronics Inc.	42,000	34,048
Green Energy Technology Inc.[a]	24,125	21,347
HannStar Display Corp.[a]	73,000	9,720
HannsTouch Solution Inc.[a]	56,000	17,347
Hey Song Corp.	20,000	25,618
Ho Tung Chemical Corp.[a]	56,716	26,096
Holy Stone Enterprise Co. Ltd.	50,000	44,326
Huaku Development Co. Ltd.	8,080	20,019

CONSOLIDATED SCHEDULES OF INVESTMENTS	53

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Huang Hsiang Construction Co.	8,000	$20,144
Hung Sheng Construction Co. Ltd.	74,000	51,135
Infortrend Technology Inc.	40,000	23,056
ITEQ Corp.	34,600	39,363
Jih Sun Financial Holdings Co. Ltd.	58,205	17,560
Kenda Rubber Industrial Co. Ltd.	22,715	34,034
Kerry TJ Logistics Co. Ltd.	20,000	31,348
Kindom Construction Co.	26,000	22,611
King Yuan Electronics Co. Ltd.	80,000	52,045
King’s Town Bank[a]	28,000	24,823
Kinpo Electronics Inc.	154,000	36,182
Lealea Enterprise Co. Ltd.	46,690	17,469
Lien Hwa Industrial Corp.	30,000	19,567
LITE-ON IT Corp.	30,074	32,997
Makalot Industrial Co. Ltd.	12,000	40,126
Masterlink Securities Corp.	52,000	16,985
Mercuries & Associates Ltd.	18,360	16,524
Micro-Star International Co. Ltd.	62,000	29,363
Microbio Co. Ltd.	22,280	27,450
MIN AIK Technology Co. Ltd.	12,000	37,416
MiTAC International Corp.	92,000	34,423
Pan-International Industrial Corp.[a]	32,000	26,966
PChome Online Inc.	4,312	21,512
Phihong Technology Co. Ltd.	24,000	20,832
Pixart Imaging Inc.	14,635	31,967
President Securities Corp.[a]	34,510	20,241
Prince Housing & Development Corp.	32,709	22,382
Radium Life Tech Co. Ltd.	46,182	40,474
Ritek Corp.[a]	232,000	29,326
Sanyang Industry Co. Ltd.[a]	46,820	38,429
Senao International Co. Ltd.	6,000	19,436
Shihlin Electric & Engineering Corp.	30,000	36,304
Shining Building Business Co. Ltd.[a]	24,000	19,214
Shinkong Synthetic Fibers Corp.	84,135	26,942
Shinkong Textile Co. Ltd.	18,000	23,117
Silitech Technology Corp.	12,060	22,440
Sinyi Realty Co.	12,360	19,477
Soft-World International Corp.	14,140	24,499
Solar Applied Materials Technology Corp.	16,799	20,442
Solartech Energy Corp.[a]	24,000	16,989
Ta Chen Stainless Pipe Co. Ltd.	84,000	41,906
Ta Chong Bank Ltd.[a]	60,900	21,965
Taichung Commercial Bank Co. Ltd.	56,285	20,206

Security	Shares	Value

Taiflex Scientific Co. Ltd.	14,000	$17,461
Taiwan Hon Chuan Enterprise Co. Ltd.	18,000	45,263
Taiwan Life Insurance Co. Ltd.[a]	30,850	24,801
Taiwan Paiho Ltd.	44,050	27,247
Taiwan Secom Co. Ltd.	20,000	44,966
Taiwan Surface Mounting Technology Co. Ltd.	12,420	17,835
Taiwan TEA Corp.	38,000	20,879
Taiwan-Sogo Shinkong Security Corp.	42,000	50,613
Ton Yi Industrial Corp.	32,000	19,200
Tong Hsing Electronic Industries Ltd.	8,000	33,843
Tong Yang Industry Co. Ltd.	30,984	28,512
Tsann Kuen Enterprise Co. Ltd.	10,000	20,056
TTY Biopharm Co. Ltd.	8,720	31,451
TXC Corp.	24,000	37,861
Union Bank of Taiwan[a]	66,280	26,140
Unity Opto Technology Co. Ltd.[a]	34,679	32,731
UPC Technology Corp.	30,748	17,153
USI Corp.	32,950	25,934
Ve Wong Corp.	48,000	33,169
Visual Photonics Epitaxy Co. Ltd.	18,900	20,514
Wafer Works Corp.	30,270	16,989
Wah Lee Industrial Corp.	28,000	39,593
Waterland Financial Holdings Co. Ltd.	62,021	20,697
Win Semiconductors Corp.	20,000	20,562
WT Microelectronics Co. Ltd.	20,299	24,530
Yageo Corp.[a]	122,000	37,094
YFY Inc.	66,000	33,816
Yieh Phui Enterprise Co. Ltd.	134,014	41,605
YungShin Global Holding Corp.	14,000	19,891
Yungtay Engineering Co. Ltd.	12,000	22,652
Zinwell Corp.	26,000	22,480

		3,418,488
THAILAND — 4.42%
Amata Corp. PCL NVDR	62,400	53,486
Bumrungrad Hospital PCL NVDR	24,600	72,353
Central Plaza Hotel PCL NVDR	40,800	52,800
Delta Electronics (Thailand) PCL NVDR	43,000	54,924
Esso (Thailand) PCL NVDR	57,400	19,680
G J Steel PCL NVDR[a]	7,030,600	23,632
Hana Microelectronics PCL NVDR	54,400	46,172
Hemaraj Land and Development PCL NVDR	359,000	51,165

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 28, 2013

Security	Shares	Value

Jasmine International PCL NVDR	215,200	$48,827
Khon Kaen Sugar Industry PCL NVDR	51,800	26,988
Kiatnakin Bank PCL NVDR	33,632	69,242
Pruksa Real Estate PCL NVDR	46,200	46,588
Sino-Thai Engineering & Construction PCL NVDR	45,600	57,479
Sri Trang Agro-Industry PCL NVDR	46,000	25,358
Supalai PCL NVDR	50,200	36,617
Thai Airways International PCL NVDR[a]	44,200	36,400
Thai Tap Water Supply PCL NVDR	118,800	42,329
Thai Vegetable Oil PCL NVDR	27,400	23,025
Thanachart Capital PCL NVDR	31,800	48,101
TISCO Financial Group PCL NVDR	15,600	28,316

		863,482
TURKEY — 2.66%
Afyon Cimento Sanayi TAS[a]	526	20,398
Bagfas Bandirma Gubre Fabrikalari AS	624	18,907
Bizim Toptan Satis Magazalari AS	2,080	31,455
Eczacibasi Yatirim Holding Ortakligi AS	9,638	36,545
Ihlas Holding ASa	52,106	24,045
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	89,752	77,344
Koza Anadolu Metal Madencilik Isletmeleri ASa	15,972	42,713
Net Holding ASa	30,370	40,355
Nortel Networks Netas Telekomunikasyon AS	2,820	16,306
Polyester Sanayi ASa	37,954	24,689
Saf Gayrimenkul Yatirim Ortakligi AS	43,948	23,945
Tat Konserve Sanayii ASa	14,886	18,952
Turkiye Sinai Kalkinma Bankasi AS	39,464	50,903
Ulker Biskuvi Sanayi AS	8,018	50,596
Yazicilar Holding AS	4,028	43,109

		520,262

TOTAL COMMON STOCKS
(Cost: $18,649,734)		19,187,212

PREFERRED STOCKS — 1.39%

BRAZIL — 1.39%
Banco ABC Brasil SA	4,075	29,886
Banco Daycoval SA	4,000	22,255
Banco Industrial e Comercial SA	4,200	12,958

Security	Shares	Value

Banco Panamericano SA	11,811	$39,428
Companhia de Ferro Ligas da Bahia — Ferbasa	5,000	29,639
Contax Participacoes SA	3,000	39,467
GOL Linhas Aereas Inteligentes SA	5,400	34,332
Randon Implementos e Participacoes SA	5,400	32,229
Saraiva Livreiros Editores SA	2,200	31,424

		271,618

TOTAL PREFERRED STOCKS
(Cost: $262,009)		271,618

RIGHTS — 0.02%

MALAYSIA — 0.01%
Mah Sing Group Bhd[a]	10,333	2,240

		2,240

POLAND — 0.01%
Polimex-Mostostal SAa	65,920	769

		769

SOUTH KOREA — 0.00%
Hanjin Heavy Industries & Construction Co. Ltd.[a]	268	465

		465

TOTAL RIGHTS
(Cost: $0)		3,474

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	30,250	30,250

		30,250

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,250)		30,250

CONSOLIDATED SCHEDULES OF INVESTMENTS	55

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $18,941,993)	$19,492,554
Other Assets, Less Liabilities — 0.16%	31,981

NET ASSETS — 100.00%	$19,524,535

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 91.50%

BRAZIL — 5.23%
Banco do Brasil SA	3,200	$42,632
Banco Santander (Brasil) SA Units	4,000	29,093
BM&F Bovespa SA	9,600	65,114
Centrais Eletricas Brasileiras SA	400	1,406
Companhia Siderurgica Nacional SA	4,000	20,232
Cosan SA Industria e Comercio	400	9,440
CPFL Energia SA	1,200	12,248
EDP Energias do Brasil SA	1,600	9,719
Embraer SA	3,200	27,062
Fibria Celulose SAa	1,200	13,614
JBS SAa	800	2,776
Light SA	400	3,905
Oi SA	1,600	6,838
PDG Realty SA Empreendimentos e Participacoes	6,400	10,391
Petroleo Brasileiro SA	15,200	111,399
Porto Seguro SA	400	5,311
TIM Participacoes SA	2,000	8,750
Tractebel Energia SA	400	7,081
Vale SA	6,800	130,009

		517,020
CHILE — 1.93%
AES Gener SA	9,616	6,609
Aguas Andinas SA Series A	13,296	10,679
Banco de Chile	88,720	14,728
Banco de Chile Series Ta	2,977	456
Banco de Credito e Inversiones	64	4,977
Banco Santander (Chile) SA	343,940	24,960
CAP SA	204	7,336
CorpBanca SA	512,808	7,541
E.CL SA	2,352	5,321
Empresa Nacional de Telecomunicaciones SA	580	12,237
Empresas CMPC SA	6,124	23,625
Empresas Copec SA	2,448	37,769
Enersis SA	71,112	27,167
Vina Concha y Toro SA	3,332	6,947

		190,352
CHINA — 19.17%
Agile Property Holdings Ltd.	8,000	10,337

Security	Shares	Value

Agricultural Bank of China Ltd. Class H	106,000	$54,676
Aluminum Corp. of China Ltd. Class Ha	24,000	10,368
Angang Steel Co. Ltd. Class Ha	8,000	5,385
Anta Sports Products Ltd.	4,000	3,786
Bank of China Ltd. Class H	400,000	188,785
Bank of Communications Co. Ltd. Class H	40,000	31,671
Bosideng International Holdings Ltd.	16,000	4,952
China Agri-Industries Holdings Ltd.	9,800	5,573
China BlueChemical Ltd. Class H	8,000	5,127
China CITIC Bank Corp. Ltd. Class H	40,000	25,687
China Coal Energy Co. Class H	24,000	23,799
China Communications Construction Co. Ltd. Class H	24,000	22,716
China Communications Services Corp. Ltd. Class H	8,000	5,003
China Construction Bank Corp. Class H	372,000	307,008
China COSCO Holdings Co. Ltd. Class Ha	14,000	7,510
China Everbright Ltd.	8,000	14,855
China Merchants Bank Co. Ltd. Class H	21,000	45,548
China Merchants Holdings (International) Co. Ltd.	8,000	27,750
China Minsheng Banking Corp. Ltd. Class H	28,000	38,995
China Mobile Ltd.	32,000	352,605
China Petroleum & Chemical Corp. Class H	96,000	109,186
China Railway Group Ltd. Class H	20,000	10,858
China Shanshui Cement Group Ltd.	12,000	8,588
China Shipping Container Lines Co. Ltd. Class Ha	24,000	7,118
China Shipping Development Co. Ltd. Class H	8,000	4,457
China Southern Airlines Co. Ltd. Class H	8,000	4,415
China Telecom Corp. Ltd. Class H	40,000	20,735
Chongqing Rural Commercial Bank Co. Ltd. Class H	12,000	6,731
CITIC Pacific Ltd.	8,000	12,297
CITIC Securities Co. Ltd. Class H	4,000	10,089
COSCO Pacific Ltd.	8,000	12,813
Datang International Power Generation Co. Ltd. Class H	16,000	6,953
Evergrande Real Estate Group Ltd.	24,000	11,853
Fosun International Ltd.	10,000	6,512
Franshion Properties (China) Ltd.	16,000	5,653
GCL-Poly Energy Holdings Ltd.	44,000	11,745

CONSOLIDATED SCHEDULES OF INVESTMENTS	57

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 28, 2013

Security	Shares	Value

GOME Electrical Appliances Holdings Ltd.[a]	72,000	$7,985
Guangdong Investment Ltd.	16,000	13,762
Guangzhou Automobile Group Co. Ltd. Class H	8,000	6,664
Guangzhou R&F Properties Co. Ltd. Class H	4,800	8,146
Huabao International Holdings Ltd.	16,000	8,934
Industrial and Commercial Bank of China Ltd. Class H	336,000	241,335
Jiangsu Expressway Co. Ltd. Class H	8,000	8,088
Jiangxi Copper Co. Ltd. Class H	8,000	19,167
Kingboard Chemical Holdings Co. Ltd.	4,000	12,199
Lee & Man Paper Manufacturing Ltd.	12,000	8,991
Nine Dragons Paper (Holdings) Ltd.	8,000	7,613
Poly Property Group Co. Ltd.[a]	12,000	8,573
Shanghai Electric Group Co. Ltd. Class H	16,000	6,499
Shanghai Industrial Holdings Ltd.	4,000	13,050
Shougang Fushan Resources Group Ltd.	16,000	7,056
Shui On Land Ltd.	14,000	6,481
Sino-Ocean Land Holdings Ltd.	16,000	11,059
SOHO China Ltd.	12,000	9,331
Yanzhou Coal Mining Co. Ltd. Class H	8,000	12,400
Yuexiu Property Co. Ltd.	32,000	11,059
Zhejiang Expressway Co. Ltd. Class H	8,000	6,716
Zijin Mining Group Co. Ltd. Class H	24,000	8,263
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	7,200	9,507

		1,895,017
COLOMBIA — 0.71%
Ecopetrol SA SP ADR	1,213	69,808

		69,808
CZECH REPUBLIC — 0.23%
CEZ AS	488	14,697
Telefonica O2 Czech Republic AS	492	8,135

		22,832
EGYPT — 0.15%
Orascom Telecom Holding SAE SP GDR[a,b]	4,764	15,054

		15,054
HUNGARY — 0.29%
Magyar Telekom Telecommunications PLC	2,712	4,879
OTP Bank PLC	1,124	23,349

		28,228

Security	Shares	Value

INDIA — 6.63%
ACC Ltd.	296	$6,924
Aditya Birla Nuvo Ltd.	300	5,539
Ambuja Cements Ltd.	3,412	12,013
Axis Bank Ltd.	672	16,603
Bajaj Auto Ltd.	420	15,231
Bank of Baroda	396	5,063
Bank of India	872	5,097
Bharat Heavy Electricals Ltd.	3,156	11,669
Bharat Petroleum Corp. Ltd.	944	6,454
Cairn India Ltd.	2,436	13,341
Canara Bank Ltd.	696	5,317
Coal India Ltd.	1,752	9,976
DLF Ltd.	2,228	11,358
GAIL (India) Ltd.	2,120	12,959
Hero Motocorp Ltd.	216	6,620
Hindalco Industries Ltd.	5,340	9,707
ICICI Bank Ltd.	684	13,080
Infosys Ltd.	2,312	123,536
Infrastructure Development Finance Co. Ltd.	5,568	15,280
Jaiprakash Associates Ltd.	4,052	5,180
Jindal Steel & Power Ltd.	1,680	10,774
JSW Steel Ltd.	408	5,544
Larsen & Toubro Ltd.	352	8,850
Mahindra & Mahindra Ltd.	1,628	26,144
NTPC Ltd.	3,204	8,887
Oil & Natural Gas Corp. Ltd.	4,048	23,322
Piramal Enterprises Ltd.	488	5,144
Power Finance Corp. Ltd.	1,424	5,273
Power Grid Corp. of India Ltd.	6,132	11,756
Reliance Capital Ltd.	696	4,614
Reliance Communications Ltd.	3,668	4,116
Reliance Industries Ltd.	6,984	104,474
Reliance Infrastructure Ltd.	568	4,374
Rural Electrification Corp. Ltd.	1,484	6,225
Sesa Goa Ltd.	1,856	5,283
Shriram Transport Finance Co. Ltd.	580	7,416
State Bank of India	696	26,621
Sterlite Industries (India) Ltd.	7,212	12,454
Tata Motors Ltd.	3,596	19,006
Tata Power Co. Ltd.	5,376	9,328
Tata Steel Ltd.	1,564	9,817

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 28, 2013

Security	Shares	Value

Unitech Ltd.[a]	11,976	$5,987
Wipro Ltd.	2,520	19,287

		655,643
INDONESIA — 3.04%
PT Adaro Energy Tbk	76,000	12,348
PT Astra Agro Lestari Tbk	2,000	3,818
PT Astra International Tbk	68,000	55,942
PT Bank Danamon Indonesia Tbk	18,000	11,735
PT Bank Mandiri (Persero) Tbk	16,000	16,640
PT Bank Negara Indonesia (Persero) Tbk	40,000	19,041
PT Bank Rakyat Indonesia (Persero) Tbk	32,000	31,293
PT Bukit Asam (Persero) Tbk	4,000	6,250
PT Bumi Resources Tbk	114,000	9,674
PT Indo Tambangraya Megah Tbk	2,000	8,330
PT Indofood Sukses Makmur Tbk	26,000	19,641
PT Perusahaan Gas Negara (Persero) Tbk	60,000	29,803
PT Telekomunikasi Indonesia (Persero) Tbk	54,000	60,071
PT United Tractors Tbk	8,000	15,978

		300,564
MALAYSIA — 3.35%
Alliance Financial Group Bhd	5,600	7,810
AMMB Holdings Bhd	9,200	18,814
Berjaya Sports Toto Bhd	3,271	4,445
CIMB Group Holdings Bhd	8,800	20,502
Genting Malaysia Bhd	16,800	20,113
IHH Healthcare Bhd[a]	7,600	8,435
IOI Corp. Bhd	16,400	26,002
Malayan Banking Bhd	21,200	62,767
Malaysia Airports Holdings Bhd	3,200	5,664
Maxis Communications Bhd	7,200	14,840
MISC Bhd[a]	6,000	10,231
Parkson Holdings Bhd	4,800	7,160
PPB Group Bhd	2,800	11,216
RHB Capital Bhd	2,800	7,112
Sime Darby Bhd	14,000	41,721
Tenaga Nasional Bhd	14,800	33,235
UMW Holdings Bhd	2,800	11,597
YTL Corp. Bhd	25,200	13,454
YTL Power International Bhd	12,400	6,099

		331,217
MEXICO — 5.64%
America Movil SAB de CV Series L	102,400	107,145

Security	Shares	Value

Cemex SAB de CV CPO[a]	56,800	$60,988
Compartamos SAB de CV	4,800	7,633
Fomento Economico Mexicano SAB de CV BD Units	10,400	116,315
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,600	9,886
Grupo Aeroportuario del Sureste SAB de CV Series B	1,200	15,814
Grupo Carso SAB de CV Series A1	3,200	15,524
Grupo Financiero Banorte SAB de CV Series O	3,200	23,751
Grupo Financiero Inbursa SAB de CV Series O	2,800	7,893
Grupo Mexico SAB de CV Series B	20,400	80,112
Grupo Modelo SAB de CV Series C	3,600	32,222
Grupo Televisa SAB de CV CPO	7,200	38,648
Industrias CH SAB de CV Series Ba	1,200	9,791
Industrias Penoles SAB de CV	700	32,300

		558,022
PERU — 0.46%
Compania de Minas Buenaventura SA SP ADR	1,036	26,542
Southern Copper Corp.	504	19,046

		45,588
PHILIPPINES — 1.12%
Aboitiz Power Corp.	10,400	9,847
Alliance Global Group Inc.	22,400	11,018
Ayala Corp.	920	13,112
Bank of the Philippine Islands	3,920	10,219
BDO Unibank Inc.[a]	7,600	18,505
Globe Telecom Inc.	180	4,980
Metropolitan Bank & Trust Co.	1,840	5,159
Philippine Long Distance Telephone Co.	240	17,236
San Miguel Corp.	2,600	7,923
SM Investments Corp.	480	12,325

		110,324
POLAND — 1.41%
Asseco Poland SA	533	7,248
Jastrzebska Spolka Weglowa SA	272	8,140
KGHM Polska Miedz SA	728	41,439
Polska Grupa Energetyczna SA	3,400	17,383

CONSOLIDATED SCHEDULES OF INVESTMENTS	59

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 28, 2013

Security	Shares	Value

Powszechna Kasa Oszczednosci Bank Polski SA	2,133	$23,920
Powszechny Zaklad Ubezpieczen SA	190	24,114
Tauron Polska Energia SA	5,892	8,166
Telekomunikacja Polska SA	4,400	9,425

		139,835
RUSSIA — 5.34%
Federal Grid Co. of Unified Energy System OJSC[a]	1,560,000	9,690
Gazprom OAO	55,880	250,890
IDGC Holding JSC[a]	100,000	6,271
INTER RAO UES OJSC[a]	6,400,000	4,517
LUKOIL OAO	2,752	176,526
Novolipetsk Steel OJSC SP GDR[b]	464	8,904
Rosneft Oil Co. OJSC	3,440	27,429
Severstal OAO	560	6,242
Sistema JSFC SP GDR[b]	292	5,741
Surgutneftegas OJSC	20,400	19,126
VTB Bank OJSC	6,920,000	12,636

		527,972
SOUTH AFRICA — 7.29%
Absa Group Ltd.	1,460	26,441
African Bank Investments Ltd.	3,740	12,004
African Rainbow Minerals Ltd.	280	5,965
Assore Ltd.	20	752
Aveng Ltd.	2,332	8,525
Barloworld Ltd.	764	7,859
Exxaro Resources Ltd.	580	11,108
FirstRand Ltd.	16,424	56,469
Gold Fields Ltd.	3,796	32,335
Growthpoint Properties Ltd.	9,368	28,555
Harmony Gold Mining Co. Ltd.	644	4,072
Impala Platinum Holdings Ltd.	1,836	28,442
Imperial Holdings Ltd.	976	22,515
Investec Ltd.	1,292	9,217
Liberty Holdings Ltd.	736	9,556
MMI Holdings Ltd.	5,764	14,358
Nedbank Group Ltd.	1,048	22,506
PPC Ltd.	1,248	4,800
Redefine Properties Ltd.	15,576	17,064
Remgro Ltd.	2,344	44,410
Reunert Ltd.	1,104	9,782

Security	Shares	Value

RMB Holdings Ltd.	3,804	$17,357
RMI Holdings Ltd.	3,340	8,465
Sanlam Ltd.	9,612	48,506
Sappi Ltd.[a]	3,028	9,618
Sasol Ltd.	2,840	121,501
Standard Bank Group Ltd.	6,372	82,726
Steinhoff International Holdings Ltd.[a]	5,844	16,980
Tiger Brands Ltd.	364	12,312
Vodacom Group Ltd.	2,012	26,718

		720,918
SOUTH KOREA — 14.30%
BS Financial Group Inc.	690	9,973
CJ Corp.	80	11,045
Coway Co. Ltd.[a]	320	14,732
Daelim Industrial Co. Ltd.	148	13,217
Daewoo Engineering & Construction Co. Ltd.[a]	480	4,029
Daewoo Securities Co. Ltd.	880	9,955
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	520	14,431
DGB Financial Group Inc.	450	6,753
Dongbu Insurance Co. Ltd.	240	10,517
Doosan Corp.	40	4,765
Doosan Heavy Industries & Construction Co. Ltd.	286	11,582
GS Engineering & Construction Corp.	192	9,717
GS Holdings Corp.	280	18,049
Hana Financial Group Inc.	930	34,698
Hanwha Chemical Corp.	480	8,821
Hanwha Corp.	240	7,735
Hanwha Life Insurance Co. Ltd.	960	6,419
Hyosung Corp.	120	6,261
Hyundai Department Store Co. Ltd.	72	10,040
Hyundai Development Co.	320	7,314
Hyundai Engineering & Construction Co. Ltd.	324	20,466
Hyundai Heavy Industries Co. Ltd.	224	44,373
Hyundai Marine & Fire Insurance Co. Ltd.	280	8,132
Hyundai Merchant Marine Co. Ltd.[a]	200	3,288
Hyundai Mipo Dockyard Co. Ltd.	64	6,974
Hyundai Motor Co.	812	163,476
Hyundai Securities Co. Ltd.	600	4,943
Hyundai Steel Co.	296	23,263

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 28, 2013

Security	Shares	Value

Industrial Bank of Korea	840	$10,162
Kangwon Land Inc.	560	16,989
KB Financial Group Inc.	1,960	71,498
KCC Corp.	24	6,317
Kia Motors Corp.	436	22,508
Korea Electric Power Corp.[a]	1,400	42,214
Korea Exchange Bank[a]	1,840	12,914
Korea Gas Corp.	120	7,924
Korea Investment Holdings Co. Ltd.	200	8,506
KT Corp. SP ADR[a]	292	4,725
KT&G Corp.	588	41,921
Kumho Petro Chemical Co. Ltd.	72	7,281
LG Corp.	508	30,917
LG Display Co. Ltd.[a]	1,280	36,113
LG Electronics Inc.	544	39,337
Lotte Confectionery Co. Ltd.	4	6,756
Lotte Shopping Co. Ltd.	56	20,118
Mirae Asset Securities Co. Ltd.	160	6,420
Neo Holdings Co. Ltd.[a,c]	12	—
OCI Co. Ltd.	72	11,537
POSCO	348	113,608
S-Oil Corp.	240	22,142
Samsung C&T Corp.	300	18,341
Samsung Card Co. Ltd.	240	8,633
Samsung Engineering Co. Ltd.	144	20,480
Samsung Fire & Marine Insurance Co. Ltd.	192	40,428
Samsung Heavy Industries Co. Ltd.	880	31,410
Samsung Life Insurance Co. Ltd.	392	37,650
Samsung Securities Co. Ltd.	320	16,963
Shinhan Financial Group Co. Ltd.	1,710	67,353
Shinsegae Co. Ltd.	36	7,530
SK C&C Co. Ltd.	108	10,273
SK Holdings Co. Ltd.	136	22,105
SK Innovation Co. Ltd.	308	50,631
SK Networks Co. Ltd.	680	5,018
SK Telecom Co. Ltd.	52	8,572
Woori Finance Holdings Co. Ltd.	1,880	22,831
Woori Investment & Securities Co. Ltd.	680	8,007
Yuhan Corp.	16	2,638

		1,413,738
TAIWAN — 10.38%
Advanced Semiconductor Engineering Inc.	32,000	26,535
Asia Cement Corp.	12,000	14,966

Security	Shares	Value

ASUSTeK Computer Inc.	4,000	$48,540
AU Optronics Corp.[a]	20,000	8,697
Capital Securities Corp.	12,000	4,551
Catcher Technology Co. Ltd.	4,000	18,068
Cathay Financial Holding Co. Ltd.	12,000	15,209
Chang Hwa Commercial Bank Ltd.	4,000	2,339
Cheng Uei Precision Industry Co. Ltd.	4,000	7,564
Chicony Electronics Co. Ltd.	4,000	10,476
China Development Financial Holding Corp.[a]	44,000	13,096
China Motor Co. Ltd.	4,000	3,735
China Petrochemical Development Corp.	9,050	5,598
China Steel Corp.	60,000	55,012
Chinatrust Financial Holding Co. Ltd.	38,376	22,702
Chunghwa Telecom Co. Ltd.	20,000	62,158
Compal Electronics Inc.	24,000	16,787
E Ink Holdings Inc.	4,000	3,067
Eternal Chemical Co. Ltd.	8,000	6,998
Evergreen Marine Corp. Ltd.[a]	8,000	5,110
Far Eastern New Century Corp.	16,000	17,744
Farglory Land Development Co. Ltd.	4,000	7,591
Feng Hsin Iron & Steel Co. Ltd.	4,000	6,971
First Financial Holding Co. Ltd.	36,000	22,935
Formosa Chemicals & Fibre Corp.	16,000	40,773
Formosa Plastics Corp.	20,000	50,562
Formosa Taffeta Co. Ltd.	8,000	7,753
Fubon Financial Holding Co. Ltd.	32,000	43,146
HTC Corp.	4,000	37,349
Hua Nan Financial Holdings Co. Ltd.	28,000	16,375
Innolux Corp.[a]	33,640	18,597
Inventec Corp.	16,000	6,364
LCY Chemical Corp.	4,149	5,286
Lite-On Technology Corp.	12,000	18,506
Macronix International Co. Ltd.	24,000	6,836
Mega Financial Holding Co. Ltd.	44,000	36,263
Nan Ya Plastics Corp.	24,000	46,032
Novatek Microelectronics Corp. Ltd.	4,000	16,719
Pou Chen Corp.	12,000	12,175
Powertech Technology Inc.	4,000	5,818
Quanta Computer Inc.	12,000	25,605
Realtek Semiconductor Corp.	4,000	9,519
Ruentex Development Co. Ltd.	4,000	8,751
Shin Kong Financial Holding Co. Ltd.[a]	32,000	9,697

CONSOLIDATED SCHEDULES OF INVESTMENTS	61

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 28, 2013

Security	Shares	Value

Siliconware Precision Industries Co. Ltd.	16,000	$17,178
SinoPac Financial Holdings Co. Ltd.	8,000	3,640
Synnex Technology International Corp.	4,000	8,090
Taishin Financial Holdings Co. Ltd.	32,000	13,052
Taiwan Cement Corp.	16,000	20,521
Taiwan Cooperative Financial Holding Co. Ltd.	26,824	15,371
Taiwan Mobile Co. Ltd.	4,000	13,955
Teco Electric and Machinery Co. Ltd.	8,000	6,391
Tripod Technology Corp.	4,000	8,292
Tung Ho Steel Enterprise Corp.	8,000	7,820
U-Ming Marine Transport Corp.	4,000	6,202
Unimicron Technology Corp.	8,000	7,605
United Microelectronics Corp.	68,000	25,443
Walsin Lihwa Corp.[a]	20,000	6,876
Wistron Corp.	12,000	13,348
WPG Holdings Co. Ltd.	8,000	9,088
Yuanta Financial Holding Co. Ltd.	28,000	14,488

		1,025,935
THAILAND — 2.75%
Advanced Information Service PCL NVDR	3,600	25,049
Bangkok Bank PCL Foreign	4,400	34,313
Bangkok Bank PCL NVDR	2,800	20,612
Banpu PCL NVDR	150	1,971
Indorama Ventures PCL NVDR	8,400	6,720
IRPC PCL NVDR	60,800	8,706
Krung Thai Bank PCL NVDR	20,400	17,486
PTT Exploration & Production PCL NVDR	6,000	31,865
PTT Global Chemical PCL NVDR	9,200	24,430
PTT PCL NVDR	4,400	51,765
Siam Cement PCL NVDR	1,200	18,716
Siam Commercial Bank PCL NVDR	4,000	23,933
Thai Oil PCL NVDR	2,800	6,588

		272,154
TURKEY — 2.08%
Akbank TAS	6,276	30,496
Asya Katilim Bankasi ASa	3,816	4,689
Enka Insaat ve Sanayi AS	2,132	6,496
Eregli Demir ve Celik Fabrikalari TAS	5,268	6,795
Ford Otomotiv Sanayi AS	424	4,998
Haci Omer Sabanci Holding AS	4,384	23,886
KOC Holding AS	3,452	18,156

Security	Shares	Value

Turk Telekomunikasyon AS	2,948	$12,161
Turkcell Iletisim Hizmetleri ASa	2,192	14,563
Turkiye Halk Bankasi AS	1,384	13,696
Turkiye Is Bankasi AS Class C	8,328	29,726
Turkiye Petrol Rafinerileri AS	684	19,166
Turkiye Vakiflar Bankasi TAO Class D	4,680	14,363
Yapi ve Kredi Bankasi ASa	2,248	6,349

		205,540

TOTAL COMMON STOCKS
(Cost: $9,159,263)		9,045,761

PREFERRED STOCKS — 7.99%

BRAZIL — 6.72%
AES Tiete SA	800	8,251
Banco do Estado do Rio Grande do Sul SA Class B	800	7,324
Bradespar SA	1,200	17,632
Centrais Eletricas Brasileiras SA Class B	2,000	12,685
Companhia Energetica de Minas Gerais	2,400	28,442
Companhia Energetica de Sao Paulo Class B	800	7,421
Companhia Paranaense de Energia Class B	800	11,734
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	400	2,418
Gerdau SA	4,800	39,937
Itausa — Investimentos Itau SA	13,200	69,101
Metalurgica Gerdau SA	1,600	16,954
Oi SA	4,400	16,357
Petroleo Brasileiro SA	21,600	181,466
Telefonica Brasil SA	1,600	42,195
Usinas Siderurgicas de Minas Gerais SA Class A	2,000	9,914
Vale SA Class A	10,400	192,261

		664,092
RUSSIA — 0.45%
AK Transneft OAO	8	17,939
Surgutneftegas OJSC	36,800	27,094

		45,033
SOUTH KOREA — 0.82%
Hyundai Motor Co. Ltd.	112	7,489
Hyundai Motor Co. Ltd. Series 2	188	13,525
LG Chem Ltd.	52	4,605

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 28, 2013

Security	Shares	Value

Samsung Electronics Co. Ltd.	68	$55,263

		80,882

TOTAL PREFERRED STOCKS
(Cost: $977,153)		790,007

RIGHTS — 0.00%

CHILE — 0.00%
Enersis SAa	35,840	485

		485

TOTAL RIGHTS
(Cost: $0)		485

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	22,059	22,059

		22,059

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,059)		22,059

TOTAL INVESTMENTS IN SECURITIES — 99.71%
(Cost: $10,158,475)		9,858,312
Other Assets, Less Liabilities — 0.29%		28,205

NET ASSETS — 100.00%		$9,886,517

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	63

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2013

	iShares MSCI BRIC Index Fund	iShares MSCI Emerging Markets Asia Index Fund	iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$759,341,629	$170,411,043	$2,480,952
Affiliated (Note 2)	15,589,321	299,230	30,677

Total cost of investments	$774,930,950	$170,710,273	$2,511,629

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$773,476,615	$170,559,210	$2,605,546
Affiliated (Note 2)	15,589,321	299,230	30,677

Total fair value of investments	789,065,936	170,858,439	2,636,223
Foreign currencies, at value[b]	726,154	76,944	1,837
Cash	47,930	—	—
Receivables:
Investment securities sold	5,903,118	74,469	11,958
Dividends and interest	1,484,950	74,056	6,353

Total Assets	797,228,088	171,083,908	2,656,371

LIABILITIES
Payables:
Investment securities purchased	5,904,858	205,687	10,920
Collateral for securities on loan (Note 5)	15,354,027	—	30,405
Foreign taxes (Note 1)	—	75	7
Investment advisory fees (Note 2)	394,542	54,505	1,302

Total Liabilities	21,653,427	260,267	42,634

NET ASSETS	$775,574,661	$170,823,641	$2,613,737

Net assets consist of:
Paid-in capital	$907,081,764	$170,976,739	$3,272,295
Distributions in excess of net investment income	(666,704)	(45,759)	(2,009)
Accumulated net realized loss	(145,001,022)	(255,402)	(781,095)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	14,160,623	148,063	124,546

NET ASSETS	$775,574,661	$170,823,641	$2,613,737

Shares outstanding[c]	19,350,000	3,000,000	50,000

Net asset value per share	$40.08	$56.94	$52.27

[a]	Securities on loan with values of $14,393,682, $ — and $28,812, respectively. See Note 5.
[b]	Cost of foreign currencies: $721,138, $76,726 and $1,836, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to consolidated financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2013

	iShares MSCI Emerging Markets Energy Sector Capped Index Fund	iShares MSCI Emerging Markets Growth Index Fund	iShares MSCI Emerging Markets Minimum Volatility Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,492,939	$2,514,420	$1,342,664,802
Affiliated (Note 2)	676	37,952	3,483,868

Total cost of investments	$2,493,615	$2,552,372	$1,346,148,670

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,066,482	$2,789,534	$1,420,076,360
Affiliated (Note 2)	676	37,952	3,483,868

Total fair value of investments	2,067,158	2,827,486	1,423,560,228
Foreign currencies, at value[b]	1,647	2,760	718,796
Receivables:
Investment securities sold	—	12,948	271,007
Due from custodian (Note 4)	—	—	2,546,901
Dividends and interest	2,783	5,476	2,331,885

Total Assets	2,071,588	2,848,670	1,429,428,817

LIABILITIES
Payables:
Investment securities purchased	—	13,262	2,546,901
Collateral for securities on loan (Note 5)	—	34,611	3,483,868
Due to custodian	—	—	138,105
Foreign taxes (Note 1)	—	25	1,085
Investment advisory fees (Note 2)	1,062	1,057	233,329

Total Liabilities	1,062	48,955	6,403,288

NET ASSETS	$2,070,526	$2,799,715	$1,423,025,529

Net assets consist of:
Paid-in capital	$3,421,694	$3,245,142	$1,352,616,085
Undistributed (distributions in excess of) net investment income	(542)	(2,552)	1,127,295
Accumulated net realized loss	(924,148)	(718,010)	(8,129,643)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(426,478)	275,135	77,411,792

NET ASSETS	$2,070,526	$2,799,715	$1,423,025,529

Shares outstanding[c]	50,000	50,000	23,300,000

Net asset value per share	$41.41	$55.99	$61.07

[a]	Securities on loan with values of $ —, $32,911 and $3,322,764, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,659, $2,772 and $719,090, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	65

Consolidated Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2013

	iShares MSCI Emerging Markets Small Cap Index Fund	iShares MSCI Emerging Markets Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$18,911,743	$10,136,416
Affiliated (Note 2)	30,250	22,059

Total cost of investments	$18,941,993	$10,158,475

Investments in securities, at fair value (Note 1):
Unaffiliated	$19,462,304	$9,836,253
Affiliated (Note 2)	30,250	22,059

Total fair value of investments	19,492,554	9,858,312
Foreign currencies, at value[a]	14,805	8,943
Cash	499	—
Receivables:
Investment securities sold	50,938	3,068
Dividends and interest	17,935	19,952

Total Assets	19,576,731	9,890,275

LIABILITIES
Payables:
Investment securities purchased	43,196	—
Foreign taxes (Note 1)	38	4
Investment advisory fees (Note 2)	8,962	3,754

Total Liabilities	52,196	3,758

NET ASSETS	$19,524,535	$9,886,517

Net assets consist of:
Paid-in capital	$27,537,894	$10,727,361
Distributions in excess of net investment income	(48,034)	(2,971)
Accumulated net realized loss	(8,515,868)	(537,644)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	550,543	(300,229)

NET ASSETS	$19,524,535	$9,886,517

Shares outstanding[b]	400,000	200,000

Net asset value per share	$48.81	$49.43

[a]	Cost of foreign currencies: $14,779 and $8,987, respectively.
[b]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to consolidated financial statements.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI BRIC Index Fund	iShares MSCI Emerging Markets Asia Index Fund	iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,770,425	$144,873	$15,333
Interest — affiliated (Note 2)	229	12	1
Securities lending income — affiliated (Note 2)	292,134	—	276

Total investment income	6,062,788	144,885	15,610

EXPENSES
Investment advisory fees (Note 2)	2,509,403	163,511	8,475
Mauritius income taxes (Note 1)	22,026	—	—
Commitment fees (Note 7)	2,488	52	5
Interest expense (Note 7)	588	—	—

Total expenses	2,534,505	163,563	8,480
Less investment advisory fees waived (Note 2)	—	(45,687)	—

Net expenses	2,534,505	117,876	8,480

Net investment income	3,528,283	27,009	7,130

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,527,804)	(84,910)	(5,833)
In-kind redemptions — unaffiliated	871,379	—	—
Foreign currency transactions	(90,965)	(72,130)	63

Net realized loss	(6,747,390)	(157,040)	(5,770)

Net change in unrealized appreciation/depreciation on:
Investments	90,987,585	1,846,862	212,445
Translation of assets and liabilities in foreign currencies	67,953	(88)	(47)

Net change in unrealized appreciation/depreciation	91,055,538	1,846,774	212,398

Net realized and unrealized gain	84,308,148	1,689,734	206,628

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,836,431	$1,716,743	$213,758

[a]	Net of foreign withholding tax of $458,846, $19,666 and $2,901, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	67

Consolidated Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Period ended February 28, 2013

	iShares MSCI Emerging Markets Energy Sector Capped Index Fund	iShares MSCI Emerging Markets Growth Index Fund	iShares MSCI Emerging Markets Minimum Volatility Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$15,878	$17,358	$5,557,639
Interest — unaffiliated	—	—	639
Interest — affiliated (Note 2)	1	2	297
Securities lending income — affiliated (Note 2)	—	390	45,659

Total investment income	15,879	17,750	5,604,234

EXPENSES
Investment advisory fees (Note 2)	7,076	10,190	2,447,173
Commitment fees (Note 7)	4	8	331

Total expenses	7,080	10,198	2,447,504
Less investment advisory fees waived (Note 2)	—	(2,847)	(1,524,852)

Net expenses	7,080	7,351	922,652

Net investment income	8,799	10,399	4,681,582

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,882)	(265,227)	(3,312,040)
In-kind redemptions — unaffiliated	—	(149,502)	—
Foreign currency transactions	228	2,353	(117,472)

Net realized loss	(7,654)	(412,376)	(3,429,512)

Net change in unrealized appreciation/depreciation on:
Investments	70,917	743,386	69,312,355
Translation of assets and liabilities in foreign currencies	(22)	176	3,037

Net change in unrealized appreciation/depreciation	70,895	743,562	69,315,392

Net realized and unrealized gain	63,241	331,186	65,885,880

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,040	$341,585	$70,567,462

[a]	Net of foreign withholding tax of $2,368, $2,004 and $677,247, respectively.

See notes to consolidated financial statements.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI Emerging Markets Small Cap Index Fund	iShares MSCI Emerging Markets Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$63,515	$72,438
Interest — affiliated (Note 2)	8	4

Total investment income	63,523	72,442

EXPENSES
Investment advisory fees (Note 2)	35,151	28,158
Commitment fees (Note 7)	15	12
Interest expense (Note 7)	9	10

Total expenses	35,175	28,180
Less investment advisory fees waived (Note 2)	—	(7,868)

Net expenses	35,175	20,312

Net investment income	28,348	52,130

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	78,071	(268,965)
In-kind redemptions — unaffiliated	—	(68,998)
Foreign currency transactions	(3,136)	63

Net realized gain (loss)	74,935	(337,900)

Net change in unrealized appreciation/depreciation on:
Investments	1,294,230	1,004,032
Translation of assets and liabilities in foreign currencies	208	(2)

Net change in unrealized appreciation/depreciation	1,294,438	1,004,030

Net realized and unrealized gain	1,369,373	666,130

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,397,721	$718,260

[a]	Net of foreign withholding tax of $7,764 and $9,630, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	69

Consolidated Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI BRIC Index Fund		iShares MSCI Emerging Markets Asia Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Period from February 8, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,528,283	$20,024,020	$27,009	$287,805
Net realized loss	(6,747,390)	(66,583,732)	(157,040)	(102,757)
Net change in unrealized appreciation/depreciation	91,055,538	(88,532,330)	1,846,774	(1,698,711)

Net increase (decrease) in net assets resulting from operations	87,836,431	(135,092,042)	1,716,743	(1,513,663)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,563,136)	(18,504,865)	(193,214)	(162,964)

Total distributions to shareholders	(3,563,136)	(18,504,865)	(193,214)	(162,964)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,043,604	247,215,549	149,229,447	21,747,292
Cost of shares redeemed	(7,890,916)	(274,663,908)	—	—

Net increase (decrease) in net assets from capital share transactions	6,152,688	(27,448,359)	149,229,447	21,747,292

INCREASE (DECREASE) IN NET ASSETS	90,425,983	(181,045,266)	150,752,976	20,070,665

NET ASSETS
Beginning of period	685,148,678	866,193,944	20,070,665	—

End of period	$775,574,661	$685,148,678	$170,823,641	$20,070,665

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(666,704)	$(631,851)	$(45,759)	$120,446

SHARES ISSUED AND REDEEMED
Shares sold	350,000	6,050,000	2,600,000	400,000
Shares redeemed	(200,000)	(7,350,000)	—	—

Net increase (decrease) in shares outstanding	150,000	(1,300,000)	2,600,000	400,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund		iShares MSCI Emerging Markets Energy Sector Capped Index Fund
	Six months ended February 28, 2013 (Unaudited)	Period from February 8, 2012[a] to August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Period from February 8, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,130	$43,745	$8,799	$176,464
Net realized loss	(5,770)	(958,390)	(7,654)	(1,795,340)
Net change in unrealized appreciation/depreciation	212,398	(87,852)	70,895	(497,373)

Net increase (decrease) in net assets resulting from operations	213,758	(1,002,497)	72,040	(2,116,249)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,239)	(26,130)	(9,341)	(168,198)
Return of capital	—	—	—	(6,779)

Total distributions to shareholders	(24,239)	(26,130)	(9,341)	(174,977)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	10,313,556	—	10,227,402
Cost of shares redeemed	—	(6,860,711)	—	(5,928,349)

Net increase in net assets from capital share transactions	—	3,452,845	—	4,299,053

INCREASE IN NET ASSETS	189,519	2,424,218	62,699	2,007,827

NET ASSETS
Beginning of period	2,424,218	—	2,007,827	—

End of period	$2,613,737	$2,424,218	$2,070,526	$2,007,827

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,009)	$15,100	$(542)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	—	200,000
Shares redeemed	—	(150,000)	—	(150,000)

Net increase in shares outstanding	—	50,000	—	50,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	71

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Growth Index Fund		iShares MSCI Emerging Markets Minimum Volatility Index Fund
	Six months ended February 28, 2013 (Unaudited)	Period from February 8, 2012[a] to August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Period from October 18, 2011[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,399	$131,338	$4,681,582	$4,314,839
Net realized loss	(412,376)	(311,230)	(3,429,512)	(3,849,500)
Net change in unrealized appreciation/depreciation	743,562	(468,427)	69,315,392	8,096,400

Net increase (decrease) in net assets resulting from operations	341,585	(648,319)	70,567,462	8,561,739

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(53,645)	(85,048)	(5,305,769)	(2,260,368)

Total distributions to shareholders	(53,645)	(85,048)	(5,305,769)	(2,260,368)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	10,854,325	970,536,762	411,979,067
Cost of shares redeemed	(7,609,183)	—	—	(31,053,364)

Net increase (decrease) in net assets from capital share transactions	(7,609,183)	10,854,325	970,536,762	380,925,703

INCREASE (DECREASE) IN NET ASSETS	(7,321,243)	10,120,958	1,035,798,455	387,227,074

NET ASSETS
Beginning of period	10,120,958	—	387,227,074	—

End of period	$2,799,715	$10,120,958	$1,423,025,529	$387,227,074

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,552)	$40,694	$1,127,295	$1,751,482

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	16,300,000	7,600,000
Shares redeemed	(150,000)	—	—	(600,000)

Net increase (decrease) in shares outstanding	(150,000)	200,000	16,300,000	7,000,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Small Cap Index Fund		iShares MSCI Emerging Markets Value Index Fund
	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Period from February 8, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$28,348	$404,898	$52,130	$199,208
Net realized gain (loss)	74,935	(10,768,599)	(337,900)	(206,720)
Net change in unrealized appreciation/depreciation	1,294,438	643,945	1,004,030	(1,304,259)

Net increase (decrease) in net assets resulting from operations	1,397,721	(9,719,756)	718,260	(1,311,771)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(313,809)	(500,104)	(98,842)	(148,491)

Total distributions to shareholders	(313,809)	(500,104)	(98,842)	(148,491)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,752,064	9,491,705	2,481,237	10,520,963
Cost of shares redeemed	—	(60,026,674)	(2,274,839)	—

Net increase (decrease) in net assets from capital share transactions	9,752,064	(50,534,969)	206,398	10,520,963

INCREASE (DECREASE) IN NET ASSETS	10,835,976	(60,754,829)	825,816	9,060,701

NET ASSETS
Beginning of period	8,688,559	69,443,388	9,060,701	—

End of period	$19,524,535	$8,688,559	$9,886,517	$9,060,701

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(48,034)	$237,427	$(2,971)	$43,741

SHARES ISSUED AND REDEEMED
Shares sold	200,000	200,000	50,000	200,000
Shares redeemed	—	(1,400,000)	(50,000)	—

Net increase (decrease) in shares outstanding	200,000	(1,200,000)	—	200,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	73

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI BRIC Index Fund
	Six months ended Feb. 28, 2013 (Consolidated) (Unaudited)	Year ended Aug. 31, 2012 (Consolidated)	Year ended Aug. 31, 2011 (Consolidated)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Nov. 12, 2007[a] to Aug. 31, 2008
Net asset value, beginning of period	$35.68	$42.25	$42.94	$37.57	$44.13	$56.50

Income from investment operations:
Net investment income[b]	0.18	0.98	0.89	0.66	0.58	0.72
Net realized and unrealized gain (loss)[c]	4.41	(6.62)	(0.58)	5.35	(6.60)	(12.93)

Total from investment operations	4.59	(5.64)	0.31	6.01	(6.02)	(12.21)

Less distributions from:
Net investment income	(0.19)	(0.93)	(1.00)	(0.64)	(0.54)	(0.16)

Total distributions	(0.19)	(0.93)	(1.00)	(0.64)	(0.54)	(0.16)

Net asset value, end of period	$40.08	$35.68	$42.25	$42.94	$37.57	$44.13

Total return	12.88%[d]	(13.33)%	0.49%	15.95%	(13.08)%	(21.65)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$775,575	$685,149	$866,194	$946,814	$497,839	$161,092
Ratio of expenses to average net assets[e]	0.67%	0.69%	0.67%	0.69%	0.72%	0.72%
Ratio of expenses to average net assets prior to waived fees[e,f]	n/a	n/a	0.67%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.94%	2.55%	1.86%	1.52%	1.87%	1.74%
Portfolio turnover rate[g]	4%	32%	13%	9%	7%	9%

[a]	Commencement of operations
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2013, the years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009 and the period ended August 31, 2008 were 4%, 20%, 10%, 8%, 6% and 2%, respectively. See Note 4.

See notes to consolidated financial statements.

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Asia Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$50.18	$54.71

Income from investment operations:
Net investment income[b]	0.03	0.87
Net realized and unrealized gain (loss)[c]	7.21	(4.99)

Total from investment operations	7.24	(4.12)

Less distributions from:
Net investment income	(0.48)	(0.41)

Total distributions	(0.48)	(0.41)

Net asset value, end of period	$56.94	$50.18

Total return	14.45%[d]	(7.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$170,824	$20,071
Ratio of expenses to average net assets[e]	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%
Ratio of net investment income to average net assets[e]	0.11%	3.05%
Portfolio turnover rate[f]	1%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2013 and the period ended August 31, 2012 were 1% and 3%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	75

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$48.48	$51.54

Income from investment operations:
Net investment income[b]	0.14	0.26
Net realized and unrealized gain (loss)[c]	4.13	(3.19)

Total from investment operations	4.27	(2.93)

Less distributions from:
Net investment income	(0.48)	(0.13)

Total distributions	(0.48)	(0.13)

Net asset value, end of period	$52.27	$48.48

Total return	8.82%[d]	(5.68)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,614	$2,424
Ratio of expenses to average net assets[e]	0.67%	0.68%
Ratio of net investment income to average net assets[e]	0.56%	0.94%
Portfolio turnover rate[f]	4%	54%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2013 and the period ended August 31, 2012 were 4% and 5%, respectively. See Note 4.

See notes to consolidated financial statements.

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Energy Sector Capped Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$40.16	$51.12

Income from investment operations:
Net investment income[b]	0.18	1.05
Net realized and unrealized gain (loss)[c]	1.26	(11.14)

Total from investment operations	1.44	(10.09)

Less distributions from:
Net investment income	(0.19)	(0.84)
Return of capital	—	(0.03)

Total distributions	(0.19)	(0.87)

Net asset value, end of period	$41.41	$40.16

Total return	3.59%[d]	(19.71)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,071	$2,008
Ratio of expenses to average net assets[e]	0.67%	0.68%
Ratio of net investment income to average net assets[e]	0.83%	4.23%
Portfolio turnover rate[f]	2%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2013 and the period ended August 31, 2012 were 2% and 3%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	77

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Growth Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$50.60	$54.24

Income from investment operations:
Net investment income[b]	0.19	0.66
Net realized and unrealized gain (loss)[c]	6.27	(3.87)

Total from investment operations	6.46	(3.21)

Less distributions from:
Net investment income	(1.07)	(0.43)

Total distributions	(1.07)	(0.43)

Net asset value, end of period	$55.99	$50.60

Total return	12.82%[d]	(5.90)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,800	$10,121
Ratio of expenses to average net assets[e]	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%
Ratio of net investment income to average net assets[e]	0.69%	2.27%
Portfolio turnover rate[f]	11%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2013 and the period ended August 31, 2012 were 11% and 12%, respectively. See Note 4.

See notes to consolidated financial statements.

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Minimum Volatility Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$55.32	$49.30

Income from investment operations:
Net investment income[b]	0.37	1.93
Net realized and unrealized gain[c]	5.76	5.41

Total from investment operations	6.13	7.34

Less distributions from:
Net investment income	(0.38)	(1.32)

Total distributions	(0.38)	(1.32)

Net asset value, end of period	$61.07	$55.32

Total return	11.11%[d]	15.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,423,026	$387,227
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.66%	0.69%
Ratio of net investment income to average net assets[e]	1.27%	4.08%
Portfolio turnover rate[f]	10%	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2013 and the period ended August 31, 2012 were 10% and 16%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	79

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Small Cap Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Year ended Aug. 31, 2012	Period from Aug. 16, 2011[a] to Aug. 31, 2011
Net asset value, beginning of period	$43.44	$49.60	$50.54

Income from investment operations:
Net investment income[b]	0.13	0.50	0.07
Net realized and unrealized gain (loss)[c]	6.81	(5.52)	(1.01)

Total from investment operations	6.94	(5.02)	(0.94)

Less distributions from:
Net investment income	(1.57)	(1.14)	—

Total distributions	(1.57)	(1.14)	—

Net asset value, end of period	$48.81	$43.44	$49.60

Total return	16.17%[d]	(9.98)%	(1.86)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,525	$8,689	$69,443
Ratio of expenses to average net assets[e]	0.67%	0.69%	0.69%
Ratio of net investment income to average net assets[e]	0.54%	1.13%	3.33%
Portfolio turnover rate[f]	8%	32%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2013, the year ended August 31, 2012 and the period ended August 31, 2011 were 6%, 17% and 2%, respectively. See Note 4.

See notes to consolidated financial statements.

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Value Index Fund
	Six months ended Feb. 28, 2013 (Unaudited)	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$45.30	$52.58

Income from investment operations:
Net investment income[b]	0.30	1.00
Net realized and unrealized gain (loss)[c]	4.49	(7.54)

Total from investment operations	4.79	(6.54)

Less distributions from:
Net investment income	(0.66)	(0.74)

Total distributions	(0.66)	(0.74)

Net asset value, end of period	$49.43	$45.30

Total return	10.58%[d]	(12.41)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,887	$9,061
Ratio of expenses to average net assets[e]	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%
Ratio of net investment income to average net assets[e]	1.26%	3.73%
Portfolio turnover rate[f]	26%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2013 and the period ended August 31, 2012 were 13% and 12%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	81

Notes to Consolidated Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
BRIC	Diversified
Emerging Markets Asia	Diversified
Emerging Markets Consumer Discretionary Sector	Non-diversified
Emerging Markets Energy Sector Capped	Non-diversified

iShares MSCI Index Fund	Diversification Classification
Emerging Markets Growth	Non-diversified
Emerging Markets Minimum Volatility	Non-diversified
Emerging Markets Small Cap	Non-diversified
Emerging Markets Value	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	83

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective consolidated schedule of investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

BRIC
Assets:
Common Stocks	$656,037,568	$—		$—	$656,037,568
Preferred Stocks	117,439,047	—		—	117,439,047
Rights	—	0	[a]	—	0	[a]
Money Market Funds	15,589,321	—		—	15,589,321

	$789,065,936	$0	[a]	$—	$789,065,936

Emerging Markets Asia
Assets:
Common Stocks	$168,926,048	$—		$—	$168,926,048
Preferred Stocks	1,633,161	—		—	1,633,161
Money Market Funds	299,230	—		—	299,230

	$170,858,439	$—		$—	$170,858,439

Emerging Markets Consumer Discretionary Sector
Assets:
Common Stocks	$2,536,200	$—		$—	$2,536,200
Preferred Stocks	69,346	—		—	69,346
Money Market Funds	30,677	—		—	30,677

	$2,636,223	$—		$—	$2,636,223

84	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2		Level 3		Total

Emerging Markets Energy Sector Capped
Assets:
Common Stocks	$1,875,383	$—		$—		$1,875,383
Preferred Stocks	191,099	—		—		191,099
Money Market Funds	676	—		—		676

	$2,067,158	$—		$—		$2,067,158

Emerging Markets Growth
Assets:
Common Stocks	$2,587,461	$—		$—		$2,587,461
Preferred Stocks	201,939	—		—		201,939
Rights	134	0	[a]	—		134
Money Market Funds	37,952	—		—		37,952

	$2,827,486	$0	[a]	$—		$2,827,486

Emerging Markets Minimum Volatility
Assets:
Common Stocks	$1,368,827,989	$—		$—		$1,368,827,989
Preferred Stocks	51,248,371	—		—		51,248,371
Rights	—	0	[a]	—		0	[a]
Money Market Funds	3,483,868	—		—		3,483,868

	$1,423,560,228	$0	[a]	$—		$1,423,560,228

Emerging Markets Small Cap
Assets:
Common Stocks	$19,119,843	$52,959		$14,410		$19,187,212
Preferred Stocks	271,618	—		—		271,618
Rights	2,705	769		—		3,474
Money Market Funds	30,250	—		—		30,250

	$19,424,416	$53,728		$14,410		$19,492,554

Emerging Markets Value
Assets:
Common Stocks	$9,045,761	$—		$0	[a]	$9,045,761
Preferred Stocks	790,007	—		—		790,007
Rights	485	—		—		485
Money Market Funds	22,059	—		—		22,059

	$9,858,312	$—		$0	[a]	$9,858,312

[a]	Rounds to less than $1.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	85

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund had transfers from Level 2 to Level 1 during the period ended February 28, 2013 in the amount of $29,038, measured as of the beginning of the period resulting from the resumption of trading after a temporary suspension.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2013, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, each Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. Each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the consolidated statements of operations. Further, each Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by a Subsidiary to its Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

86	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013 but have been proposed to be deferred until April 1, 2016, the Subsidiaries’ ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Funds may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Funds, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to each of the iShares MSCI BRIC, iShares MSCI Emerging Markets Consumer Discretionary Sector, iShares MSCI Emerging Markets Energy Sector Capped, iShares MSCI Emerging Markets Minimum Volatility and iShares MSCI Emerging

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	87

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Markets Small Cap Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets Minimum Volatility Index Fund through December 31, 2014 in order to limit total annual operating expenses to 0.25% of average daily net assets.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
Emerging Markets Asia	0.68%
Emerging Markets Growth	0.68
Emerging Markets Value	0.68

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets Asia, iShares Emerging Markets Growth and iShares Emerging Markets Value Index Funds through December 31, 2014 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

88	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
BRIC	$157,303
Emerging Markets Consumer Discretionary Sector	148
Emerging Markets Growth	210
Emerging Markets Minimum Volatility	24,586

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2013 were as follows:

iShares MSCI Index Fund	Purchases	Sales
BRIC	$36,234,533	$32,364,219
Emerging Markets Asia	99,207,767	817,238
Emerging Markets Consumer Discretionary Sector	97,330	114,677
Emerging Markets Energy Sector Capped	107,012	51,338
Emerging Markets Growth	430,962	4,406,853
Emerging Markets Minimum Volatility	622,925,541	75,185,098
Emerging Markets Small Cap	6,038,299	825,346
Emerging Markets Value	2,306,404	2,246,206

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	89

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended February 28, 2013 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
BRIC	$7,617,762	$4,281,342
Emerging Markets Asia	50,398,716	—
Emerging Markets Growth	—	3,654,055
Emerging Markets Minimum Volatility	421,377,435	—
Emerging Markets Small Cap	4,235,333	—
Emerging Markets Value	1,233,785	1,130,070

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the consolidated statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

90	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the consolidated statements of assets and liabilities. Securities lending income, as disclosed in the consolidated statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
BRIC	$63,224,174	$1,540,740	$11,268,086	$7,760,558	$83,793,558
Emerging Markets Asia	97,800	—	—	—	97,800
Emerging Markets Consumer Discretionary Sector	769,548	—	—	—	769,548
Emerging Markets Energy Sector Capped	911,455	—	—	—	911,455
Emerging Markets Growth	302,438	—	—	—	302,438
Emerging Markets Minimum Volatility	1,248,753	—	—	—	1,248,753
Emerging Markets Small Cap	62,813	—	—	—	62,813
Emerging Markets Value	188,505	—	—	—	188,505

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	91

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BRIC	$788,561,846	$104,927,044	$(104,422,954)	$504,090
Emerging Markets Asia	170,714,381	4,852,562	(4,708,504)	144,058
Emerging Markets Consumer Discretionary Sector	2,517,406	278,851	(160,034)	118,817
Emerging Markets Energy Sector Capped	2,498,654	70,449	(501,945)	(431,496)
Emerging Markets Growth	2,556,910	393,534	(122,958)	270,576
Emerging Markets Minimum Volatility	1,349,746,008	93,758,310	(19,944,090)	73,814,220
Emerging Markets Small Cap	19,088,474	1,691,100	(1,287,020)	404,080
Emerging Markets Value	10,174,983	557,048	(873,719)	(316,671)

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ consolidated financial statements.

7.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a $125 million credit agreement with State Street Bank and Trust Company, which expires October 30, 2013. The credit agreement was established to facilitate the funding of purchases of securities in India. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local Indian securities.

For the six months ended February 28, 2013, the maximum amounts borrowed, the average borrowings and the average interest rates under the credit agreement were as follows:

iShares MSCI Index Fund	Maximum Amount Borrowed	Average Borrowings	Average Interest Rates
BRIC	$2,700,000	$118,333	1.22%
Emerging Markets Small Cap	56,000	1,556	1.21
Emerging Markets Value	60,000	1,667	1.21

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

92	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
BRIC	$0.13596	$—	$0.04962	$0.18558	73%	—%	27%	100%
Emerging Markets Asia	0.37280	—	0.11024	0.48304	77	—	23	100
Emerging Markets Consumer Discretionary Sector	0.37873	—	0.10605	0.48478	78	—	22	100
Emerging Markets Energy Sector Capped	0.16910	—	0.01772	0.18682	91	—	9	100
Emerging Markets Growth	0.98354	—	0.08936	1.07290	92	—	8	100
Emerging Markets Minimum Volatility	0.29915	—	0.08533	0.38448	78	—	22	100
Emerging Markets Small Cap	1.47432	—	0.09472	1.56904	94	—	6	100
Emerging Markets Value	0.55065	—	0.10830	0.65895	84	—	16	100

SUPPLEMENTAL INFORMATION	93

Notes:

94	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-810-0213

FEBRUARY 28, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI All Country World Minimum Volatility Index Fund | ACWV | NYSE Arca
➢	iShares MSCI Emerging Markets EMEA Index Fund | EEME | NASDAQ
➢	iShares MSCI Frontier 100 Index Fund | FM | NYSE Arca
➢	iShares MSCI World Index Fund | URTH | NYSE Arca

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.12%	13.06%	12.71%	15.23%	15.38%	14.91%	21.37%	21.58%	20.95%

Total returns for the period since inception are calculated from the inception date of the Fund (10/18/11). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI All Country World Minimum Volatility Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Minimum Volatility Index (the “Index”). The Index is designed to measure the combined performance of equity securities in both emerging and developed markets that have lower absolute volatility. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 7.98%, net of fees, while the total return for the Index was 7.80%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

Consumer Non-Cyclical	34.49%
Financial	16.69
Communications	12.25
Consumer Cyclical	9.85
Utilities	8.46
Energy	5.92
Industrial	5.05
Technology	4.26
Basic Materials	2.34
Investment Companies	0.25
Diversified	0.08
Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Enbridge Inc. (Canada)	1.51%
Johnson & Johnson	1.49
Automatic Data Processing Inc.	1.48
McDonald’s Corp.	1.46
TransCanada Corp. (Canada)	1.44
General Mills Inc.	1.36
Southern Co. (The)	1.36
Nestle SA Registered (Switzerland)	1.22
Novartis AG Registered (Switzerland)	1.22
Procter & Gamble Co. (The)	1.22

TOTAL	13.76%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.65)%	(3.38)%	(3.08)%	8.21%	8.02%	8.90%	9.20%	8.99%	10.00%

Total returns for the period since inception are calculated from the inception date of the Fund (1/18/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/19/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets EMEA Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets EMEA Index (the “Index”). The Index is designed to measure the performance of equity securities in the emerging market countries of Europe, the Middle East and Africa. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 6.10%, net of fees, while the total return for the Index was 6.43%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	28.02%
Energy	21.67
Communications	15.34
Basic Materials	14.60
Consumer Non-Cyclical	7.47
Diversified	4.49
Consumer Cyclical	4.31
Utilities	2.58
Industrial	0.93
Technology	0.40
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Gazprom OAO (Russia)	7.04%
Sberbank of Russia (Russia)	5.39
MTN Group Ltd. (South Africa)	4.94
LUKOIL OAO (Russia)	4.87
Naspers Ltd. Class N (South Africa)	3.77
Sasol Ltd. (South Africa)	3.41
Standard Bank Group Ltd. (South Africa)	2.27
Magnit OJSC SP GDR (Russia)	1.70
Mobile TeleSystems OJSC SP ADR (Russia)	1.61
Turkiye Garanti Bankasi AS (Turkey)	1.59

TOTAL	36.59%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FRONTIER 100 INDEX FUND

Performance as of February 28, 2013

Cumulative Total Returns
Inception to 2/28/13
NAV	MARKET	INDEX
13.23%	15.45%	13.46%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 9/12/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/13/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Frontier 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Frontier Markets 100 Index (the “Index”). The Index is designed to measure equity performance of a subset of frontier market countries that meet minimum liquidity standards. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 12, 2012 (inception date of the Fund) through February 28, 2013, the total return for the Fund was 13.23%, net of fees, while the total return for the Index was 13.46%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Financial	54.06%
Communications	13.53
Consumer Non-Cyclical	10.17
Energy	7.90
Basic Materials	5.13
Industrial	4.37
Utilities	1.82
Consumer Cyclical	1.67
Diversified	1.02
Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

National Bank of Kuwait (Kuwait)	7.41%
Mobile Telecommunications Co. KSC (Kuwait)	6.91
Emaar Properties PJSC (United Arab Emirates)	4.30
Kuwait Finance House (Kuwait)	4.05
Nigerian Breweries PLC (Nigeria)	3.90
KazMunaiGaz Exploration Production JSC SP GDR (Kazakhstan)	3.32
Qatar National Bank SAQ (Qatar)	2.99
Industries Qatar QSC (Qatar)	2.86
Qatar Telecom (Q-TEL) QSC (Qatar)	2.55
Masraf Al Rayan QSC (Qatar)	2.43

TOTAL	40.72%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI WORLD INDEX FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.08%	11.66%	10.69%	17.19%	17.75%	16.80%	19.75%	20.40%	19.37%

Total returns for the period since inception are calculated from the inception date of the Fund (1/10/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/12/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI World Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI World Index (the “Index”). The Index is designed to measure the performance of equity securities in the top 85% of equity market capitalization, as calculated by the index provider, in certain developed market countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 11.13%, net of fees, while the total return for the Index was 10.85%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	21.54%
Financial	20.65
Consumer Cyclical	10.36
Industrial	10.23
Energy	9.98
Communications	9.25
Technology	7.78
Basic Materials	6.25
Utilities	3.37
Diversified	0.16
Short-Term and Other Net Assets	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Apple Inc.	1.52%
Exxon Mobil Corp.	1.51
General Electric Co.	0.90
Nestle SA Registered (Switzerland)	0.83
Chevron Corp.	0.83
International Business Machines Corp.	0.79
Procter & Gamble Co. (The)	0.77
Google Inc. Class A	0.77
Microsoft Corp.	0.76
Johnson & Johnson	0.76

TOTAL	9.44%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 (or commencement of operations, as applicable) to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/12) [a]	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [b]
All Country World Minimum Volatility
Actual	$1,000.00	$1,079.80	0.20%	$1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
Emerging Markets EMEA
Actual	1,000.00	1,061.00	0.49	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.49	2.46
Frontier 100
Actual	1,000.00	1,132.30	0.79	3.90
Hypothetical (5% return before expenses)	1,000.00	1,020.90	0.79	3.96

SHAREHOLDER EXPENSES	9

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/12) [a]	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [b]
World
Actual	$1,000.00	$1,111.30	0.24%	$1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.24	1.20

[a]	The beginning of the period (commencement of operations) is September 12, 2012 for the iShares MSCI Frontier 100 Index Fund.
[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (169 days for the iShares MSCI Frontier 100 Index Fund and 181 days for all other Funds) and divided by the number of days in the year (365 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.07%

BELGIUM — 0.13%
Belgacom SA	36,994	$1,035,476

		1,035,476
CANADA — 7.84%
Bank of Montreal	44,540	2,781,882
Barrick Gold Corp.	13,755	418,383
BCE Inc.	127,070	5,746,300
Bell Aliant Inc.	34,977	906,364
Canadian Imperial Bank of Commerce	11,790	953,476
Enbridge Inc.	261,738	11,706,350
Franco-Nevada Corp.	26,855	1,302,979
Goldcorp Inc.	26,986	883,565
Intact Financial Corp.	66,155	4,215,567
National Bank of Canada	19,388	1,481,563
Pembina Pipeline Corp.	93,141	2,621,955
RioCan Real Estate Investment Trust	44,540	1,206,594
Rogers Communications Inc. Class B	20,829	992,368
Shaw Communications Inc. Class B	198,858	4,771,973
Thomson Reuters Corp.	189,033	5,793,911
Tim Hortons Inc.	80,696	3,911,368
TransCanada Corp.	238,682	11,153,430

		60,848,028
CHILE — 0.33%
Banco de Credito e Inversiones	15,210	1,182,718
Empresa Nacional de Electricidad SA	220,866	375,395
Empresa Nacional de Telecomunicaciones SA	24,628	519,591
LATAM Airlines Group SA	21,484	512,337

		2,590,041
CHINA — 2.69%
Beijing Enterprises Holdings Ltd.	262,000	2,003,469
China Construction Bank Corp. Class H	3,930,000	3,243,389
China Minsheng Banking Corp. Ltd. Class H	327,500	456,102
China Mobile Ltd.	589,500	6,495,648
China Resources Gas Group Ltd.	524,000	1,214,920
China Resources Power Holdings Co. Ltd.	786,000	2,123,407
Inner Mongolia Yitai Coal Co. Ltd. Class B	301,300	1,732,174

Security	Shares	Value

Jiangsu Expressway Co. Ltd. Class H	628,000	$634,895
Kunlun Energy Co. Ltd.	262,000	543,268
SOHO China Ltd.[a]	458,500	356,519
Tingyi (Cayman Islands) Holding Corp.[a]	524,000	1,375,062
Zhejiang Expressway Co. Ltd. Class H	786,000	659,827

		20,838,680
COLOMBIA — 0.20%
Corporacion Financiera Colombiana SA	25,676	502,010
Grupo Argos SA	80,958	1,013,606

		1,515,616
CZECH REPUBLIC — 0.10%
Telefonica O2 Czech Republic AS	45,457	751,596

		751,596
DENMARK — 0.17%
Novo Nordisk A/S Class B	4,716	824,866
TrygVesta A/S	6,288	507,516

		1,332,382
EGYPT — 0.11%
Commercial International Bank (Egypt) SAE	168,466	848,535

		848,535
FINLAND — 0.06%
Orion OYJ Class B	14,672	435,419

		435,419
FRANCE — 0.12%
Eutelsat Communications SA	15,458	557,668
Societe BIC SA	3,275	382,815

		940,483
HONG KONG — 3.44%
Cheung Kong Infrastructure Holdings Ltd.	183,000	1,199,965
CLP Holdings Ltd.	812,000	6,989,303
Hang Seng Bank Ltd.	393,000	6,355,017
Hopewell Holdings Ltd.	131,000	572,661
Link REIT (The)	1,113,500	5,951,704
MTR Corp. Ltd.	746,500	3,080,395
Power Assets Holdings Ltd.	288,000	2,568,096

		26,717,141
INDONESIA — 1.16%
PT Bank Central Asia Tbk	2,620,000	2,982,356
PT Telekomunikasi Indonesia (Persero) Tbk	4,257,500	4,736,185

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

February 28, 2013

Security	Shares	Value

PT Unilever Indonesia Tbk	524,000	$1,239,034

		8,957,575
IRELAND — 0.09%
Ryanair Holdings PLC SP ADR	18,864	729,282

		729,282
ISRAEL — 0.44%
Bezeq The Israel Telecommunication Corp. Ltd.	286,628	367,378
NICE Systems Ltd.[b]	30,916	1,108,855
Teva Pharmaceutical Industries Ltd.	52,400	1,962,663

		3,438,896
JAPAN — 12.02%
ABC-MART Inc.	13,100	459,338
All Nippon Airways Co. Ltd.	131,000	269,781
Bank of Kyoto Ltd. (The)	131,000	1,150,119
Benesse Holdings Inc.	31,400	1,308,617
Chiba Bank Ltd. (The)	131,000	839,161
Chugai Pharmaceutical Co. Ltd.	52,400	1,138,760
Chugoku Bank Ltd. (The)	131,000	1,929,645
Eisai Co. Ltd.	83,800	3,751,290
FamilyMart Co. Ltd.	26,200	1,108,942
Gunma Bank Ltd. (The)	183,000	999,697
Hachijuni Bank Ltd. (The)	183,000	983,828
Itochu Techno-Solutions Corp.	13,100	575,060
Iyo Bank Ltd. (The)	131,000	1,121,721
Japan Real Estate Investment Corp.	131	1,444,039
Jupiter Telecommunications Co. Ltd.	262	349,296
Kamigumi Co. Ltd.	131,000	1,140,180
Keikyu Corp.	183,000	1,624,507
Keio Corp.	131,000	1,052,146
Kintetsu Corp.[a]	262,000	1,107,522
Lawson Inc.	26,200	1,956,623
McDonald’s Holdings Co. (Japan) Ltd.	31,400	790,275
Miraca Holdings Inc.	31,400	1,523,033
Mitsubishi Tanabe Pharma Corp.	104,800	1,493,735
Nippon Building Fund Inc.	131	1,472,437
Nissin Foods Holdings Co. Ltd.	26,200	1,046,467
Nitori Holdings Co. Ltd.	15,700	1,175,883
NTT DOCOMO Inc.	5,502	8,551,775
Odakyu Electric Railway Co. Ltd.	262,000	2,777,325
Ono Pharmaceutical Co. Ltd.	39,300	2,095,773
Oracle Corp. Japan	18,300	773,575

Security	Shares	Value

Oriental Land Co. Ltd.	26,200	$3,887,687
Osaka Gas Co. Ltd.	524,000	2,044,656
Otsuka Holdings Co. Ltd.	170,300	5,478,543
Rakuten Inc.	91,700	796,138
Rinnai Corp.	13,100	944,234
Sankyo Co. Ltd.	18,300	774,566
Santen Pharmaceutical Co. Ltd.	31,400	1,412,421
Secom Co. Ltd.	78,600	4,055,235
Seven Bank Ltd.	209,600	554,329
Shimamura Co. Ltd.	13,100	1,344,646
Shizuoka Bank Ltd. (The)	262,000	2,615,456
Suzuken Co. Ltd.	31,400	1,097,605
Taisho Pharmaceutical Holdings Co. Ltd.	13,100	907,316
Takeda Pharmaceutical Co. Ltd.	170,300	8,850,948
Toho Co. Ltd.	26,200	506,052
Tokyo Gas Co. Ltd.	131,000	636,115
TonenGeneral Sekiyu K.K.	131,000	1,306,308
Tsumura & Co.	13,100	460,758
Unicharm Corp.	31,400	1,827,639
West Japan Railway Co.	91,700	4,070,144
Yamato Holdings Co. Ltd.	183,400	3,083,172
Yamazaki Baking Co. Ltd.	44,000	558,465

		93,222,983
MALAYSIA — 1.32%
Berjaya Sports Toto Bhd	400,933	544,869
Hong Leong Bank Bhd	96,900	457,144
IHH Healthcare Bhd[b]	1,034,900	1,148,587
Malayan Banking Bhd	510,900	1,512,614
Maxis Communications Bhd	1,179,000	2,430,102
Petronas Dagangan Bhd	65,500	498,482
Public Bank Bhd Foreign	550,200	2,866,274
Telekom Malaysia Bhd	458,500	789,264

		10,247,336
NEW ZEALAND — 0.14%
Auckland International Airport Ltd.	444,876	1,043,836

		1,043,836
PERU — 0.17%
Compania de Minas Buenaventura SA SP ADR	50,959	1,305,570

		1,305,570

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

February 28, 2013

Security	Shares	Value

PHILIPPINES — 0.41%
Bank of the Philippine Islands	344,530	$898,185
Philippine Long Distance Telephone Co.	23,580	1,693,399
San Miguel Corp.	194,730	593,385

		3,184,969
SINGAPORE — 1.84%
ComfortDelGro Corp. Ltd.	1,179,000	1,828,867
Oversea-Chinese Banking Corp. Ltd.	393,000	3,206,867
Singapore Airlines Ltd.	262,000	2,305,134
Singapore Press Holdings Ltd.	10,000	33,771
Singapore Telecommunications Ltd.	2,096,000	5,825,280
StarHub Ltd.[a]	314,000	1,062,945

		14,262,864
SWITZERLAND — 5.73%
Banque Cantonale Vaudoise Registered	655	374,807
Givaudan SA Registered[b]	3,537	4,245,007
Lindt & Spruengli AG Registered[b]	52	2,228,611
Nestle SA Registered	134,668	9,452,158
Novartis AG Registered	138,467	9,444,304
Roche Holding AG Genusschein	13,493	3,104,315
Schindler Holding AG Participation Certificates	4,061	631,866
Schindler Holding AG Registered	6,288	950,073
SGS SA Registered	2,489	6,353,191
Swiss Prime Site AG Registered[b]	28,404	2,290,400
Swisscom AG Registered	11,790	5,387,115

		44,461,847
TAIWAN — 3.99%
Advantech Co. Ltd.	131,000	582,880
Chang Hwa Commercial Bank Ltd.	691,400	404,355
China Steel Corp.	4,716,050	4,323,953
Chunghwa Telecom Co. Ltd.	1,965,000	6,106,989
Far EasTone Telecommunications Co. Ltd.	838,000	1,940,593
First Financial Holding Co. Ltd.	1,372,400	874,332
Formosa Petrochemical Corp.	131,000	364,300
Fubon Financial Holding Co. Ltd.	393,031	529,932
Inventec Corp.	1,048,830	417,177
Lite-On Technology Corp.	1,048,000	1,616,166
MStar Semiconductor Inc.	40,000	300,676
Synnex Technology International Corp.	655,000	1,324,727

Security	Shares	Value

Taiwan Cooperative Financial Holding Co. Ltd.	2,489,018	$1,426,299
Taiwan Mobile Co. Ltd.	838,000	2,923,601
Taiwan Semiconductor Manufacturing Co. Ltd.	2,227,000	7,844,589

		30,980,569
THAILAND — 0.97%
Advanced Information Service PCL NVDR	268,000	1,864,739
Bangkok Bank PCL Foreign	91,700	715,106
Bangkok Bank PCL NVDR	78,600	578,602
Bangkok Dusit Medical Services PCL NVDR	167,700	839,909
Charoen Pokphand Foods PCL NVDR	445,400	486,571
CP All PCL NVDR	1,904,700	3,025,112

		7,510,039
UNITED KINGDOM — 4.28%
AstraZeneca PLC	52,138	2,370,726
Babcock International Group PLC	104,669	1,704,808
British Sky Broadcasting Group PLC	198,465	2,562,217
Capita PLC	246,411	3,080,217
Compass Group PLC	282,960	3,438,302
Experian PLC	30,968	514,266
GlaxoSmithKline PLC	122,747	2,712,875
Pearson PLC	160,868	2,820,391
Reckitt Benckiser Group PLC	33,929	2,281,048
Reed Elsevier PLC	312,435	3,362,509
Serco Group PLC	257,546	2,230,325
Shire PLC	48,653	1,525,061
SSE PLC	73,150	1,605,611
Unilever PLC	10,742	428,517
Vodafone Group PLC	646,354	1,624,266
Wm Morrison Supermarkets PLC	247,590	975,653

		33,236,792
UNITED STATES — 51.32%
3M Co.	3,144	326,976
Abbott Laboratories	159,296	5,382,612
AbbVie Inc.	159,296	5,881,208
Activision Blizzard Inc.	229,040	3,275,272
Advance Auto Parts Inc.	22,532	1,720,093
Airgas Inc.	4,323	433,510
Alleghany Corp.[b]	6,419	2,425,548

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

February 28, 2013

Security	Shares	Value

Allergan Inc.	3,851	$417,525
Altria Group Inc.	126,677	4,250,013
American Capital Agency Corp.	176,588	5,601,371
AmerisourceBergen Corp.	94,713	4,470,454
Amgen Inc.	95,630	8,741,538
Annaly Capital Management Inc.	496,752	7,694,688
Aon PLC	129,035	7,882,748
Arch Capital Group Ltd.[a,b]	70,740	3,474,749
AT&T Inc.	99,298	3,565,791
Automatic Data Processing Inc.	187,592	11,510,645
AutoZone Inc.[a,b]	13,231	5,029,765
Becton, Dickinson and Co.	49,649	4,372,091
Bristol-Myers Squibb Co.	78,862	2,915,528
C.H. Robinson Worldwide Inc.	9,563	545,282
C.R. Bard Inc.	40,007	3,954,692
Campbell Soup Co.	96,416	3,968,483
Chevron Corp.	4,716	552,479
Chubb Corp. (The)	46,374	3,896,807
Church & Dwight Co. Inc.	61,570	3,814,877
Clorox Co. (The)	49,780	4,182,018
Coca-Cola Co. (The)	153,139	5,929,542
Colgate-Palmolive Co.	64,583	7,390,233
Consolidated Edison Inc.	147,244	8,687,396
Costco Wholesale Corp.	6,943	703,256
DIRECTV[b]	21,353	1,028,574
Dollar General Corp.[b]	39,169	1,815,091
Dollar Tree Inc.[b]	60,391	2,728,767
Dominion Resources Inc.	89,604	5,017,824
Duke Energy Corp.	91,438	6,332,082
Ecolab Inc.	57,902	4,432,398
Eli Lilly and Co.	169,907	9,287,117
Everest Re Group Ltd.	24,628	3,068,895
Exxon Mobil Corp.	87,901	7,871,535
Family Dollar Stores Inc.	44,723	2,573,809
Federal Realty Investment Trust	29,737	3,158,367
First Republic Bank	45,064	1,642,583
Forest Laboratories Inc.[b]	35,763	1,316,078
General Mills Inc.	228,857	10,584,636
Genuine Parts Co.	10,218	725,785
H.J. Heinz Co.	6,157	445,952
Health Care REIT Inc.[a]	66,024	4,234,779
Hershey Co. (The)	40,741	3,395,355
Hormel Foods Corp.	72,574	2,714,993

Security	Shares	Value

International Business Machines Corp.	24,811	$4,982,793
Intuit Inc.	53,238	3,432,786
J.M. Smucker Co. (The)	52,531	5,006,204
Johnson & Johnson	152,091	11,575,646
Kellogg Co.	116,459	7,045,770
Kimberly-Clark Corp.	78,993	7,447,460
Kinder Morgan Inc.	91,438	3,389,607
Kinder Morgan Management LLC[a,b]	50,436	4,177,614
Kroger Co. (The)	29,265	854,831
Laboratory Corp. of America Holdings[b]	38,121	3,377,521
Marsh & McLennan Companies Inc.	130,083	4,831,283
McCormick & Co. Inc. NVS	54,627	3,674,758
McDonald’s Corp.	118,031	11,319,173
Microsoft Corp.	227,337	6,319,969
Motorola Solutions Inc.	5,240	325,980
Newmont Mining Corp.	7,205	290,289
NextEra Energy Inc.	9,484	681,615
O’Reilly Automotive Inc.[b]	47,422	4,824,714
PartnerRe Ltd.[a]	32,095	2,864,158
Paychex Inc.	163,226	5,402,781
People’s United Financial Inc.	164,326	2,152,671
PepsiCo Inc.	79,386	6,015,077
PG&E Corp.	156,938	6,691,836
Procter & Gamble Co. (The)	123,795	9,430,703
Raytheon Co.	9,956	543,299
Realty Income Corp.	83,971	3,833,276
RenaissanceRe Holdings Ltd.	26,200	2,290,928
Republic Services Inc.	65,762	2,067,557
Ross Stores Inc.	76,556	4,437,186
SAIC Inc.	137,812	1,628,938
Sherwin-Williams Co. (The)	3,406	550,376
Southern Co. (The)	234,621	10,560,291
Stericycle Inc.[a,b]	37,335	3,581,173
Synopsys Inc.[b]	74,277	2,601,923
Target Corp.	61,177	3,851,704
TJX Companies Inc. (The)	71,133	3,198,851
Total System Services Inc.	80,958	1,923,562
Travelers Companies Inc. (The)	42,444	3,413,346
Verisk Analytics Inc. Class Ab	66,417	3,886,723
Verizon Communications Inc.	132,703	6,174,671
W.R. Berkley Corp.	55,413	2,299,640
Wal-Mart Stores Inc.	88,163	6,240,177
Waste Management Inc.	125,498	4,683,585

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

February 28, 2013

Security	Shares	Value

Wisconsin Energy Corp.	106,765	$4,409,395
Xcel Energy Inc.	128,773	3,695,785
Xilinx Inc.	8,384	312,472
Yum! Brands Inc.	7,991	523,251

		398,195,158

TOTAL COMMON STOCKS
(Cost: $703,688,829)		768,631,113

INVESTMENT COMPANIES — 0.25%

INDIA — 0.25%
iShares S&P India Nifty 50 Index Fund[c]	81,116	1,937,861

		1,937,861

TOTAL INVESTMENT COMPANIES
(Cost: $1,734,918)		1,937,861

PREFERRED STOCKS — 0.32%

COLOMBIA — 0.32%
Banco Davivienda SA	47,160	673,092
Grupo Argos SA	45,195	565,350
Grupo Aval Acciones y Valores SA	799,886	568,616
Grupo de Inversiones Suramericana SA	30,916	677,037

		2,484,095

TOTAL PREFERRED STOCKS
(Cost: $2,261,497)		2,484,095

SHORT-TERM INVESTMENTS — 2.06%

MONEY MARKET FUNDS — 2.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	13,967,650	13,967,650
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	1,011,304	1,011,304
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	1,012,628	1,012,628

		15,991,582

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,991,582)		15,991,582

Value

TOTAL INVESTMENTS IN SECURITIES — 101.70%
(Cost: $723,676,826)	$789,044,651
Other Assets, Less Liabilities — (1.70)%	(13,191,182)

NET ASSETS — 100.00%	$775,853,469

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 98.13%

CZECH REPUBLIC — 1.50%
CEZ AS	1,302	$39,213
Komercni Banka AS	136	27,669
Telefonica O2 Czech Republic AS	868	14,352

		81,234
EGYPT — 1.53%
Commercial International Bank (Egypt) SAE SP GDR	6,600	33,000
Orascom Telecom Holding SAE SP GDR[a,b]	15,710	49,643

		82,643
HUNGARY — 1.31%
Magyar Telekom Telecommunications PLC	4,496	8,088
MOL Hungarian Oil and Gas PLC	337	25,902
OTP Bank PLC	1,770	36,769

		70,759
POLAND — 8.54%
Asseco Poland SA	617	8,390
Bank Handlowy w Warszawie SA	270	7,646
Bank Millennium SAa	4,723	7,112
Bank Pekao SA	992	50,123
BRE Bank SAa	117	12,439
Cyfrowy Polsat SAa	1,934	9,991
ENEA SA	937	4,575
Eurocash SA	461	7,696
Grupa Lotos SAa	385	5,066
Jastrzebska Spolka Weglowa SA	306	9,157
Kernel Holding SAa	431	8,838
KGHM Polska Miedz SA	1,116	63,524
Polska Grupa Energetyczna SA	5,577	28,513
Polski Koncern Naftowy Orlen SAa	2,644	44,684
Polskie Gornictwo Naftowe i Gazownictwo SAa	15,430	27,802
Powszechna Kasa Oszczednosci Bank Polski SA	6,675	74,855
Powszechny Zaklad Ubezpieczen SA	444	56,350
Synthos SA	4,053	7,060
Tauron Polska Energia SA	7,375	10,222
Telekomunikacja Polska SA	5,920	12,681
Zaklady Azotowe w Tarnowie-Moscicach SAa	250	4,442

		461,166

Security	Shares	Value

RUSSIA — 32.88%
Federal Grid Co. of Unified Energy System OJSC[a]	2,680,000	$16,646
Gazprom OAO	84,650	380,062
IDGC Holding JSC[a]	155,000	9,720
INTER RAO UES OJSC[a]	10,700,000	7,552
LSR Group OJSC SP GDR[b]	1,874	8,890
LUKOIL OAO	4,105	263,314
Magnit OJSC SP GDR[b]	2,159	91,585
Mechel OAO SP ADR	1,367	7,505
MegaFon OAO SP GDR[a]	733	21,074
MMC Norilsk Nickel OJSC	372	65,690
Mobile TeleSystems OJSC SP ADR	4,211	87,126
NovaTek OAO SP GDR[b]	729	84,564
Novolipetsk Steel OJSC SP GDR[b]	606	11,629
Rosneft Oil Co. OJSC	10,270	81,888
Rostelecom OJSC	9,630	38,617
RusHydro OJSC	1,012,000	22,765
Sberbank of Russia	85,150	290,960
Severstal OAO	1,440	16,050
Sistema JSFC SP GDR[b]	975	19,168
Surgutneftegas OJSC	57,800	54,191
Tatneft OAO, Class S	11,620	76,055
TMK OAO SP GDR[b]	445	6,635
Uralkali OJSC	10,150	75,455
VTB Bank OJSC	21,320,000	38,930

		1,776,071
SOUTH AFRICA — 40.97%
Absa Group Ltd.	2,265	41,020
African Bank Investments Ltd.	5,542	17,788
African Rainbow Minerals Ltd.	906	19,302
Anglo American Platinum Ltd.	549	26,004
AngloGold Ashanti Ltd.	3,016	74,087
ArcelorMittal South Africa Ltd.[a]	1,529	4,933
Aspen Pharmacare Holdings Ltd.[a]	2,429	44,174
Assore Ltd.	278	10,457
Aveng Ltd.	3,119	11,402
Barloworld Ltd.	1,619	16,654
Bidvest Group Ltd.	2,355	62,498
Discovery Holdings Ltd.	2,328	19,485
Exxaro Resources Ltd.	1,020	19,536
FirstRand Ltd.	24,367	83,779

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

February 28, 2013

Security	Shares	Value

Foschini Group Ltd. (The)	1,732	$20,664
Gold Fields Ltd.	5,924	50,461
Growthpoint Properties Ltd.	13,794	42,046
Harmony Gold Mining Co. Ltd.	3,239	20,479
Impala Platinum Holdings Ltd.	4,355	67,465
Imperial Holdings Ltd.	1,457	33,611
Investec Ltd.	1,914	13,654
Kumba Iron Ore Ltd.	644	40,791
Liberty Holdings Ltd.	941	12,218
Life Healthcare Group Holdings Ltd.	7,634	28,715
Massmart Holdings Ltd.	803	16,691
MMI Holdings Ltd.	8,126	20,241
Mr. Price Group Ltd.	1,940	25,039
MTN Group Ltd.	13,631	266,750
Naspers Ltd. Class N	3,133	203,503
Nedbank Group Ltd.	1,504	32,299
Netcare Ltd.	7,036	15,683
Northam Platinum Ltd.	2,185	9,541
Pick n Pay Stores Ltd.	2,066	10,308
PPC Ltd.	3,811	14,658
Redefine Properties Ltd.	23,438	25,677
Remgro Ltd.	3,567	67,582
Reunert Ltd.	1,514	13,414
RMB Holdings Ltd.	5,811	26,514
RMI Holdings Ltd.	5,263	13,338
Sanlam Ltd.	14,175	71,533
Sappi Ltd.[a]	4,068	12,921
Sasol Ltd.	4,306	184,219
Shoprite Holdings Ltd.	3,501	67,073
SPAR Group Ltd. (The)	1,465	17,829
Standard Bank Group Ltd.	9,451	122,700
Steinhoff International Holdings Ltd.[a]	9,456	27,474
Tiger Brands Ltd.	1,325	44,818
Truworths International Ltd.	3,659	37,945
Vodacom Group Ltd.	2,944	39,094
Woolworths Holdings Ltd.	6,209	44,730

		2,212,797
TURKEY — 11.40%
Akbank TAS	14,689	71,377
Anadolu Efes Biracilik ve Malt Sanayii AS	1,546	23,207
Arcelik AS	2,046	12,968
Asya Katilim Bankasi ASa	5,163	6,344
BIM Birlesik Magazalar AS	859	40,714

Security	Shares	Value

Coca-Cola Icecek AS	567	$13,397
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,202	8,445
Enka Insaat ve Sanayi AS	3,097	9,436
Eregli Demir ve Celik Fabrikalari TAS	6,943	8,955
Ford Otomotiv Sanayi AS	648	7,638
Haci Omer Sabanci Holding AS	6,527	35,563
KOC Holding AS	5,065	26,639
Koza Altin Isletmeleri AS	331	7,840
TAV Havalimanlari Holding AS	1,293	7,872
Tofas Turk Otomobil Fabrikasi AS	1,119	6,937
Turk Hava Yollari AOa	3,920	16,258
Turk Telekomunikasyon AS	4,107	16,943
Turkcell Iletisim Hizmetleri ASa	6,233	41,411
Turkiye Garanti Bankasi AS	17,981	85,974
Turkiye Halk Bankasi AS	5,128	50,748
Turkiye Is Bankasi AS Class C	12,863	45,912
Turkiye Petrol Rafinerileri AS	1,004	28,133
Turkiye Sise ve Cam Fabrikalari AS	3,616	5,911
Turkiye Vakiflar Bankasi TAO Class D	6,024	18,487
Yapi ve Kredi Bankasi ASa	6,662	18,816

		615,925

TOTAL COMMON STOCKS
(Cost: $5,494,601)		5,300,595

PREFERRED STOCKS — 1.68%

RUSSIA — 1.68%
AK Transneft OAO	13	29,152
Sberbank of Russia	8,500	20,648
Surgutneftegas OJSC	55,500	40,862

		90,662

TOTAL PREFERRED STOCKS
(Cost: $84,342)		90,662

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	5,763	5,763

		5,763

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,763)		5,763

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

February 28, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $5,584,706)	$5,397,020
Other Assets, Less Liabilities — 0.08%	4,260

NET ASSETS — 100.00%	$5,401,280

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI FRONTIER 100 INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.63%

ARGENTINA — 3.16%
Banco Macro SA SP ADR[a]	19,832	$288,159
BBVA Banco Frances SA SP ADR[a]	24,642	99,553
Petrobras Argentina SA Class B SP ADR	36,334	168,590
Telecom Argentina SA SP ADR	48,137	591,604
YPF SA SP ADR	41,625	524,475

		1,672,381
BANGLADESH — 2.06%
Bangladesh Export Import Co. Ltd.[a]	192,400	151,773
GrameenPhone Ltd.	74,200	138,425
Islami Bank Bangladesh Ltd.	301,700	154,963
National Bank Ltd.[a]	617,900	159,079
Prime Bank Ltd.	268,250	110,226
Square Pharmaceuticals Ltd.	111,000	247,198
Titas Gas Transmission & Distribution Co. Ltd.	150,400	128,560

		1,090,224
ESTONIA — 0.41%
Tallink Group ASa	182,764	214,804

		214,804
JORDAN — 0.94%
Arab Bank PLC	29,340	320,246
Jordan Phosphate Mines Co.	5,961	110,348
Jordan Telecommunications Co. PSC	9,176	68,671

		499,265
KAZAKHSTAN — 3.92%
Halyk Savings Bank of Kazakhstan JSC SP GDR[a,b]	44,400	316,350
KazMunaiGaz Exploration Production JSC SP GDR[b]	90,058	1,755,230

		2,071,580
KENYA — 3.74%
Co-operative Bank of Kenya Ltd. (The)	776,504	124,006
East African Breweries Ltd.	196,503	643,599
Equity Bank Ltd.	1,043,400	342,347
Kenya Commercial Bank Ltd.	1,177,360	523,043
Safaricom Ltd.	5,180,000	345,935

		1,978,930

Security	Shares	Value

KUWAIT — 27.98%
Agility Public Warehousing Co. KSC	370,000	$731,380
Boubyan Bank KSC[a]	185,000	430,992
Boubyan Petrochemicals Co.	185,000	391,811
Burgan Bank SAK	370,000	731,380
Gulf Bank KSC[a]	555,000	803,212
Kuwait Finance House	740,000	2,141,899
Kuwait International Bank	370,000	385,281
Kuwait Projects Co. Holding KSC	370,000	542,005
Mabanee Co. SAKC	185,000	783,621
Mobile Telecommunications Co. KSC	1,295,000	3,656,901
National Bank of Kuwait	1,110,000	3,918,108
National Industries Group Holding[a]	370,000	282,104

		14,798,694
LEBANON — 1.05%
Solidere Class A	28,820	366,014
Solidere SP GDR[b]	15,316	189,153

		555,167
MAURITIUS — 0.97%
Mauritius Commercial Bank	68,487	410,476
State Bank of Mauritius Ltd.	30,877	110,348

		512,058
NIGERIA — 13.63%
Access Bank PLC	6,361,373	469,430
Afriland Properties PLC[a]	7,291	101
FBN Holdings PLC	8,582,192	1,071,759
Guaranty Trust Bank PLC	7,554,857	1,172,182
Guinness Nigeria PLC	364,538	634,579
Lafarge Cement WAPCO Nigeria PLC	492,063	209,487
Nigerian Breweries PLC	1,980,445	2,061,012
United Bank for Africa PLC[a]	8,902,977	452,589
Zenith Bank PLC	8,703,812	1,139,099

		7,210,238
OMAN — 3.66%
Ahli Bank SAOG[a]	216,487	101,777
BankMuscat SAOG	433,788	701,948
HSBC Bank Oman SAOG	409,395	206,292
National Bank of Oman SAOG	114,071	85,924
Oman Cement Co. SAOG	90,391	152,608

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 INDEX FUND

February 28, 2013

Security	Shares	Value

Oman Telecommunications Co. SAOG	99,197	$370,250
Omani Qatari Telecommunications Co. SAOG	153,192	210,888
Raysut Cement Co.	27,983	106,626

		1,936,313
PAKISTAN — 4.81%
Engro Corp. Ltd.	129,500	159,624
Fauji Fertilizer Co. Ltd.	314,550	363,047
Hub Power Co. Ltd. (The)	222,030	119,084
MCB Bank Ltd.	218,390	523,722
National Bank of Pakistan	222,110	123,290
Oil & Gas Development Co. Ltd.	344,100	730,895
Pakistan Oilfields Ltd.	37,000	180,551
Pakistan Petroleum Ltd.	57,375	108,712
Pakistan State Oil Co. Ltd.	37,800	93,571
United Bank Ltd.	148,080	140,274

		2,542,770
QATAR — 16.32%
Al Khalij Commercial Bank	45,103	214,434
Barwa Real Estate Co.	52,431	384,495
Doha Bank QSC	20,661	254,226
Industries Qatar QSC	32,395	1,514,359
Masraf Al Rayan QSC	194,324	1,287,345
Qatar Electricity & Water Co. QSC	13,727	500,685
Qatar Gas Transport Co. Ltd.	75,295	343,293
Qatar Islamic Bank SAQ	26,418	518,797
Qatar National Bank SAQ	44,400	1,579,225
Qatar Navigation QSC	14,726	262,495
Qatar Telecom (Q-TEL) QSC	42,587	1,350,984
Vodafone Qatar QSC[a]	182,965	422,123

		8,632,461
ROMANIA — 1.47%
Banca Transilvania[a]	714,297	312,795
BRD-Groupe Societe Generale SA	77,425	216,085
OMV Petrom SA	1,850,000	248,587

		777,467
SRI LANKA — 1.59%
Commercial Bank of Ceylon PLC	219,143	187,272
John Keells Holdings PLC	357,198	655,307

		842,579
UNITED ARAB EMIRATES — 11.49%
Arabtec Holding Co.	413,401	300,512
Dana Gas PJSC[a]	1,713,655	237,943

Security	Shares	Value

DP World Ltd.	87,135	$1,137,112
Dubai Financial Market PJSC[a]	929,773	306,296
Dubai Islamic Bank PJSC	328,950	197,925
Emaar Properties PJSC	1,577,643	2,276,479
Emirates NBD PJSC	146,055	153,491
First Gulf Bank PJSC	178,969	660,231
National Bank of Abu Dhabi PJSC	261,960	805,921

		6,075,910
VIETNAM — 2.43%
Bank for Foreign Trade of Vietnam JSC	101,750	156,837
Bao Viet Holdings	26,020	66,432
HAGL JSC[a]	115,340	153,567
Masan Group Corp.[a]	43,680	233,460
Petrovietnam Fertilizer & Chemicals JSC	85,680	173,772
Saigon Thuong Tin Commercial JSB[a]	76,260	78,607
Vietnam Bank for Industry and Trade JSC[a]	94,500	90,193
Vingroup JSC[a]	104,768	334,978

		1,287,846

TOTAL COMMON STOCKS
(Cost: $50,867,245)		52,698,687

RIGHTS — 0.04%

QATAR — 0.04%
Doha Bank QSC[a]	4,821	19,597

		19,597

TOTAL RIGHTS
(Cost: $0)		19,597

SHORT-TERM INVESTMENTS — 3.44%

MONEY MARKET FUNDS — 3.44%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	1,820,771	1,820,771

		1,820,771

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,820,771)		1,820,771

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 INDEX FUND

February 28, 2013

Value
TOTAL INVESTMENTS IN SECURITIES — 103.11%
(Cost: $52,688,016)	$54,539,055
Other Assets, Less Liabilities — (3.11)%	(1,643,208)

NET ASSETS — 100.00%	$52,895,847

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.35%

AUSTRALIA — 4.02%
AGL Energy Ltd.	140	$2,284
ALS Ltd.	100	1,199
Amcor Ltd.	316	2,976
AMP Ltd.	601	3,372
APA Group	245	1,543
Asciano Ltd.	298	1,702
ASX Ltd.	55	2,052
Aurizon Holdings Ltd.	487	2,009
Australia and New Zealand Banking Group Ltd.	547	16,083
Bendigo and Adelaide Bank Ltd.	122	1,240
BHP Billiton Ltd.	696	26,413
Brambles Ltd.	373	3,341
CFS Retail Property Trust Group	822	1,759
Coca-Cola Amatil Ltd.	154	2,284
Cochlear Ltd.	15	1,088
Commonwealth Bank of Australia	325	22,382
Computershare Ltd.	124	1,292
Crown Ltd.	143	1,758
CSL Ltd.	112	6,880
Dexus Property Group	1,881	2,099
Echo Entertainment Group Ltd.	255	982
Fortescue Metals Group Ltd.	327	1,580
Goodman Group	510	2,428
GPT Group	598	2,406
Iluka Resources Ltd.	116	1,249
Incitec Pivot Ltd.	442	1,462
Insurance Australia Group Ltd.	487	2,837
James Hardie Industries SE	154	1,545
Lend Lease Group	211	2,301
Macquarie Group Ltd.	76	2,935
Mirvac Group	1,356	2,277
National Australia Bank Ltd.	462	14,284
Newcrest Mining Ltd.	171	3,967
Orica Ltd.	95	2,656
Origin Energy Ltd.	250	3,115
OZ Minerals Ltd.	32	208
QBE Insurance Group Ltd.	258	3,534
Ramsay Health Care Ltd.	41	1,348
Rio Tinto Ltd.	98	6,727
Santos Ltd.	219	3,007

Security	Shares	Value

Sonic Healthcare Ltd.	106	$1,457
SP AusNet	234	285
Stockland Corp. Ltd.	642	2,471
Suncorp Group Ltd.	271	3,127
Tatts Group Ltd.	494	1,613
Telstra Corp. Ltd.	869	4,083
Toll Holdings Ltd.	81	512
Transurban Group	348	2,195
Wesfarmers Ltd.	228	9,577
Westfield Group	529	6,066
Westfield Retail Trust	921	2,998
Westpac Banking Corp.	632	19,909
Woodside Petroleum Ltd.	143	5,490
Woolworths Ltd.	277	9,905
WorleyParsons Ltd.	52	1,418

		235,710
AUSTRIA — 0.14%
Andritz AG	29	2,048
Erste Group Bank AGa	55	1,774
IMMOFINANZ AGa	508	2,128
OMV AG	47	2,049
Telekom Austria AG	32	212

		8,211
BELGIUM — 0.46%
Ageas	43	1,467
Anheuser-Busch InBev NV	172	16,136
Belgacom SA	24	672
Colruyt SA	21	1,036
Groupe Bruxelles Lambert SA	13	1,040
KBC Groep NV	51	1,894
Solvay SA	14	2,003
UCB SA	21	1,215
Umicore SA	27	1,352

		26,815
CANADA — 4.68%
Agnico-Eagle Mines Ltd.	40	1,609
Agrium Inc.	35	3,636
Alimentation Couche-Tard Inc. Class B	35	1,819
ARC Resources Ltd.	71	1,796
Athabasca Oil Corp.[a]	100	986
Bank of Montreal	128	7,995
Bank of Nova Scotia	232	13,863

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

Barrick Gold Corp.	217	$6,600
Baytex Energy Corp.	33	1,383
BCE Inc.	43	1,945
Bombardier Inc. Class B	398	1,607
Brookfield Asset Management Inc. Class A	139	5,288
Brookfield Office Properties Inc.	101	1,690
Cameco Corp.	96	2,054
Canadian Imperial Bank of Commerce	79	6,389
Canadian National Railway Co.	94	9,570
Canadian Natural Resources Ltd.	240	7,358
Canadian Oil Sands Ltd.	114	2,341
Canadian Pacific Railway Ltd.	40	4,881
Canadian Tire Corp. Ltd. Class A NVS	19	1,272
Canadian Utilities Ltd. Class A	16	1,210
Catamaran Corp.[a]	49	2,649
Cenovus Energy Inc.	168	5,456
CGI Group Inc. Class Aa	60	1,590
CI Financial Corp.	54	1,418
Crescent Point Energy Corp.	79	3,016
Eldorado Gold Corp.	160	1,584
Enbridge Inc.	163	7,290
Encana Corp.	171	3,085
Finning International Inc.	53	1,347
First Quantum Minerals Ltd.	115	2,149
Fortis Inc.	53	1,735
Franco-Nevada Corp.	36	1,747
George Weston Ltd.	17	1,233
Gildan Activewear Inc.	29	1,070
Goldcorp Inc.	177	5,795
Great-West Lifeco Inc.	47	1,253
Husky Energy Inc.	78	2,406
IAMGOLD Corp.	101	683
IGM Financial Inc.	29	1,286
Imperial Oil Ltd.	66	2,753
Intact Financial Corp.	28	1,784
Kinross Gold Corp.	256	1,955
Loblaw Companies Ltd.	34	1,371
Magna International Inc. Class A	43	2,294
Manulife Financial Corp.	385	5,730
MEG Energy Corp.[a]	36	1,166
Metro Inc. Class A	32	2,010
National Bank of Canada	32	2,445
New Gold Inc.[a]	123	1,101

Security	Shares	Value

Nexen Inc.	117	$3,220
Onex Corp.	28	1,266
Open Text Corp.[a]	15	828
Osisko Mining Corp.[a]	79	459
Pacific Rubiales Energy Corp.	73	1,793
Pembina Pipeline Corp.	71	1,999
Pengrowth Energy Corp.	187	799
Penn West Petroleum Ltd.	116	1,131
Potash Corp. of Saskatchewan Inc.	187	7,527
Power Corp. of Canada	68	1,823
Power Financial Corp.	36	1,045
Research In Motion Ltd.[a,b]	107	1,455
RioCan Real Estate Investment Trust	67	1,815
Rogers Communications Inc. Class B	80	3,811
Royal Bank of Canada	295	18,371
Saputo Inc.	36	1,787
Shaw Communications Inc. Class B	91	2,184
Shoppers Drug Mart Corp.	58	2,426
Silver Wheaton Corp.	87	2,767
SNC-Lavalin Group Inc.	41	1,859
Sun Life Financial Inc.	125	3,503
Suncor Energy Inc.	335	10,183
Talisman Energy Inc.	229	2,885
Teck Resources Ltd. Class B	131	4,069
TELUS Corp.	32	2,207
Thomson Reuters Corp.	76	2,329
Tim Hortons Inc.	44	2,133
Toronto-Dominion Bank (The)	185	15,269
Tourmaline Oil Corp.[a]	37	1,323
TransAlta Corp.	75	1,123
TransCanada Corp.	148	6,916
Turquoise Hill Resources Ltd.[a]	139	891
Valeant Pharmaceuticals International Inc.[a]	63	4,262
Vermilion Energy Inc.	30	1,557
Yamana Gold Inc.	179	2,643

		274,351
DENMARK — 0.55%
Carlsberg A/S Class B	30	3,088
Coloplast A/S Class B	55	2,873
Danske Bank A/Sa	173	3,225
DSV A/S	84	2,066
Novo Nordisk A/S Class B	92	16,092

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

Novozymes A/S Class B	90	$3,142
William Demant Holding A/Sa	19	1,521

		32,007
FINLAND — 0.33%
Elisa OYJ	39	823
Fortum OYJ	97	1,853
Kone OYJ Class B	39	3,161
Metso OYJ	36	1,548
Nokia OYJ[b]	815	2,958
Nokian Renkaat OYJ	23	1,047
Sampo OYJ Class A	84	3,109
Stora Enso OYJ Class R	162	1,091
UPM-Kymmene OYJ	133	1,557
Wartsila OYJ Abp	44	2,036

		19,183
FRANCE — 3.91%
Accor SA	40	1,445
ALSTOM	52	2,298
ArcelorMittal	199	2,996
Arkema SA	16	1,628
Atos SA	17	1,264
AXA SA	371	6,453
BNP Paribas SA	211	11,891
Bouygues SA	46	1,301
Bureau Veritas SA	16	2,066
Cap Gemini SA	37	1,823
Carrefour SA	137	3,740
Casino Guichard-Perrachon SA	16	1,611
Christian Dior SA	11	1,840
Compagnie de Saint-Gobain	90	3,595
Compagnie Generale de Geophysique-Veritas[a]	36	895
Compagnie Generale des Etablissements Michelin Class B	35	3,132
Credit Agricole SAa	226	2,127
Danone SA	126	8,762
Dassault Systemes SA	16	1,819
Edenred SA	44	1,524
Electricite de France SA	49	928
Essilor International SA	45	4,651
European Aeronautic Defence and Space Co. NV	96	4,917
Eutelsat Communications SA	38	1,371

Security	Shares	Value

France Telecom SA	355	$3,443
GDF Suez	274	5,187
Gemalto NV	19	1,732
Groupe Eurotunnel SA Registered	159	1,347
Iliad SA	6	1,150
Klepierre	39	1,605
L’Air Liquide SA	67	8,164
L’Oreal SA	48	7,188
Lafarge SA	47	3,173
Lagardere SCA	30	1,072
Legrand SA	63	2,900
LVMH Moet Hennessy Louis Vuitton SA	53	9,139
Pernod Ricard SA	48	6,237
PPR SA	16	3,592
Publicis Groupe SA	42	2,780
Renault SA	36	2,288
Safran SA	57	2,614
Sanofi	248	23,532
Schneider Electric SA	116	8,935
SCOR SE	44	1,246
SES SA Class A FDR	59	1,819
Societe BIC SA	10	1,169
Societe Generale[a]	151	5,806
Sodexo	25	2,319
STMicroelectronics NV	157	1,254
Suez Environnement SA	71	948
Technip SA	23	2,495
Thales SA	31	1,094
Total SA	449	22,479
Unibail-Rodamco SE	24	5,547
Vallourec SA	25	1,335
Veolia Environnement	79	995
Vinci SA	103	4,774
Vivendi SA	273	5,753

		229,188
GERMANY — 3.43%
Adidas AG	49	4,471
Allianz SE Registered	99	13,551
BASF SE	202	19,062
Bayer AG Registered	179	17,752
Bayerische Motoren Werke AG	70	6,470
Beiersdorf AG	27	2,358

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

Brenntag AG	18	$2,570
Commerzbank AGa	848	1,566
Continental AG	23	2,703
Daimler AG Registered	185	11,045
Deutsche Bank AG Registered	205	9,404
Deutsche Boerse AG	47	2,918
Deutsche Post AG Registered	229	5,145
Deutsche Telekom AG Registered	605	6,507
E.ON SE	399	6,672
Fresenius Medical Care AG & Co. KGaA	50	3,434
Fresenius SE & Co. KGaA	30	3,692
GEA Group AG	61	2,175
Hannover Rueckversicherung AG Registered	20	1,567
HeidelbergCement AG	40	2,762
Henkel AG & Co. KGaA	32	2,371
Infineon Technologies AG	270	2,316
K+S AG Registered	46	2,165
Kabel Deutschland Holding AG	26	2,258
Lanxess AG	24	2,037
Linde AG	44	7,990
MAN SE	13	1,496
Merck KGaA	15	2,118
METRO AG	37	1,146
Muenchener Rueckversicherungs-Gesellschaft AG Registered	42	7,561
QIAGEN NVa	73	1,554
RWE AG	118	4,340
SAP AG	203	15,884
Siemens AG Registered	182	18,945
ThyssenKrupp AGa	97	2,191
Volkswagen AG	4	825

		201,021
GREECE — 0.03%
Coca-Cola Hellenic Bottling Co. SAa	49	1,339
OPAP SA	70	597

		1,936
HONG KONG — 1.31%
AIA Group Ltd.	4,200	18,198
Bank of East Asia Ltd. (The)	800	3,270
BOC Hong Kong (Holdings) Ltd.	1,500	5,058
CLP Holdings Ltd.	1,000	8,607
Hang Seng Bank Ltd.	400	6,468

Security	Shares	Value

Hong Kong and China Gas Co. Ltd. (The)	2,400	$6,716
Hong Kong Exchanges and Clearing Ltd.	400	7,195
Link REIT (The)	1,000	5,345
MTR Corp. Ltd.	1,500	6,190
New World Development Co. Ltd.	2,000	3,683
Sands China Ltd.	800	3,812
Wynn Macau Ltd.[a]	800	2,110

		76,652
IRELAND — 0.13%
CRH PLC	170	3,716
Elan Corp. PLC[a]	120	1,341
Kerry Group PLC Class A	44	2,471

		7,528
ISRAEL — 0.22%
Bank Hapoalim BMa	500	2,217
Israel Chemicals Ltd.	179	2,314
Teva Pharmaceutical Industries Ltd.	225	8,427

		12,958
ITALY — 0.81%
Assicurazioni Generali SpA	256	4,157
Atlantia SpA	82	1,420
Banca Monte dei Paschi di Siena SpA[a]	1,543	426
Enel Green Power SpA	484	897
Enel SpA	1,430	5,182
Eni SpA	544	12,417
Fiat Industrial SpA	207	2,521
Fiat SpA[a]	175	940
Intesa Sanpaolo SpA	2,273	3,694
Luxottica Group SpA	36	1,674
Saipem SpA	58	1,553
Snam SpA	405	1,923
Telecom Italia SpA	2,079	1,537
Telecom Italia SpA RNC	1,151	743
Tenaris SA	103	2,122
Terna SpA	366	1,532
UniCredit SpA[a]	874	4,447

		47,185
JAPAN — 8.60%
AEON Co. Ltd.	300	3,388
Asahi Group Holdings Ltd.	200	5,073
Astellas Pharma Inc.	200	10,861
Bridgestone Corp.	200	6,165

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

Canon Inc.	300	$10,942
Chubu Electric Power Co. Inc.	200	2,519
Chugai Pharmaceutical Co. Ltd.	200	4,346
Chugoku Electric Power Co. Inc. (The)	200	2,526
Dai-ichi Life Insurance Co. Ltd. (The)	4	5,636
Daiichi Sankyo Co. Ltd.	200	3,596
Denso Corp.	200	8,433
East Japan Railway Co.	200	14,828
FUJIFILM Holdings Corp.	200	3,859
Hakuhodo DY Holdings Inc.	40	3,052
Hitachi Ltd.	2,000	11,273
Honda Motor Co. Ltd.	500	18,724
Hoya Corp.	200	3,854
Isetan Mitsukoshi Holdings Ltd.	200	2,224
ITOCHU Corp.	600	6,959
Japan Retail Fund Investment Corp.	2	3,928
Japan Tobacco Inc.	300	9,511
JFE Holdings Inc.	200	4,307
JTEKT Corp.	200	2,003
Jupiter Telecommunications Co. Ltd.	2	2,666
JX Holdings Inc.	1,000	6,135
Kansai Electric Power Co. Inc. (The)	300	2,601
Kao Corp.	200	6,425
Kobe Steel Ltd.[a]	2,000	2,710
Komatsu Ltd.	300	7,603
Kuraray Co. Ltd.	200	2,731
Kyushu Electric Power Co. Inc.	200	1,927
Marui Group Co. Ltd.	200	1,715
Mazda Motor Corp.[a]	1,000	3,024
Mitsubishi Corp.	600	11,960
Mitsubishi Motors Corp.[a]	2,000	2,211
Mitsubishi UFJ Financial Group Inc.	4,500	25,022
Mitsubishi UFJ Lease & Finance Co. Ltd.	50	2,322
Mitsui & Co. Ltd.	800	11,914
Mizuho Financial Group Inc.	9,200	20,343
MS&AD Insurance Group Holdings Inc.	200	4,158
NEC Corp.[a]	1,000	2,482
Nikon Corp.	100	2,255
Nippon Steel & Sumitomo Metal Corp.	2,470	6,720
Nippon Telegraph and Telephone Corp.	200	9,213
Nissan Motor Co. Ltd.	900	9,141
NKSJ Holdings Inc.	200	4,255
Nomura Holdings Inc.	1,400	8,073

Security	Shares	Value

NTT DOCOMO Inc.	6	$9,326
ORIX Corp.	40	4,474
Otsuka Holdings Co. Ltd.	200	6,434
Panasonic Corp.	800	5,792
Rakuten Inc.	400	3,473
Resona Holdings Inc.	1,000	4,607
Seven & I Holdings Co. Ltd.	200	5,866
Seven Bank Ltd.	1,100	2,909
Shin-Etsu Chemical Co. Ltd.	200	12,356
Shionogi & Co. Ltd.	200	4,095
Shiseido Co. Ltd.	200	2,664
SoftBank Corp.	200	7,446
Sojitz Corp.	1,100	1,693
Sony Corp.	400	5,801
Sumitomo Corp.	400	4,917
Sumitomo Electric Industries Ltd.	400	4,682
Sumitomo Mitsui Financial Group Inc.	500	20,106
Sumitomo Mitsui Trust Holdings Inc.	2,000	7,804
Suzuki Motor Corp.	200	4,806
T&D Holdings Inc.	200	2,385
Takeda Pharmaceutical Co. Ltd.	300	15,592
Tohoku Electric Power Co. Inc.[a]	200	1,554
Tokio Marine Holdings Inc.	200	5,675
Tokyo Electric Power Co. Inc.[a]	200	455
Toshiba Corp.	1,000	4,628
Toyota Motor Corp.	700	36,153
USS Co. Ltd.	20	2,209
Yahoo! Japan Corp.	8	3,404
Yamada Denki Co. Ltd.	40	1,461
Yamato Holdings Co. Ltd.	200	3,362
Yokogawa Electric Corp.	200	2,018

		503,760
NETHERLANDS — 0.99%
AEGON NV	352	2,109
Akzo Nobel NV	54	3,454
ASML Holding NV	70	4,989
Corio NV	25	1,155
D.E Master Blenders 1753 NVa	138	1,665
Fugro NV CVA	16	763
Heineken Holding NV	24	1,506
Heineken NV	49	3,664
ING Groep NV CVA[a]	815	6,561
Koninklijke Ahold NV	226	3,250

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

Koninklijke DSM NV	33	$1,935
Koninklijke KPN NV	191	653
Koninklijke Philips Electronics NV	231	6,559
Randstad Holding NV	30	1,277
Reed Elsevier NV	142	2,161
Royal Vopak NV	18	1,297
TNT Express NV	82	622
Unilever NV CVA	340	13,206
Wolters Kluwer NV	66	1,317

		58,143
NEW ZEALAND — 0.05%
Fletcher Building Ltd.	244	1,851
Telecom Corp. of New Zealand Ltd.	611	1,226

		3,077
NORWAY — 0.38%
DNB ASA	195	2,914
Norsk Hydro ASA	283	1,256
Orkla ASA	253	2,078
Seadrill Ltd.	78	2,848
Statoil ASA	231	5,761
Subsea 7 SA	70	1,660
Telenor ASA	153	3,305
Yara International ASA	45	2,158

		21,980
PORTUGAL — 0.08%
Energias de Portugal SA	508	1,526
Galp Energia SGPS SA Class B	77	1,190
Jeronimo Martins SGPS SA	68	1,357
Portugal Telecom SGPS SA Registered	167	847

		4,920
SINGAPORE — 0.70%
Ascendas REIT	2,000	4,153
CapitaLand Ltd.	1,000	3,159
CapitaMall Trust Management Ltd.	3,000	5,211
Genting Singapore PLC	4,000	5,090
Global Logistic Properties Ltd.	1,000	2,052
Golden Agri-Resources Ltd.	4,000	2,100
Hutchison Port Holdings Trust	4,000	3,240
Noble Group Ltd.	5,000	4,787
Singapore Telecommunications Ltd.	4,000	11,117

		40,909

Security	Shares	Value

SPAIN — 1.20%
Abertis Infraestructuras SA	80	$1,408
Acciona SA	8	492
Actividades de Construcciones y Servicios SA	8	190
Amadeus IT Holding SA Class A	71	1,819
Banco Bilbao Vizcaya Argentaria SA	1,138	11,056
Banco de Sabadell SAa	589	1,284
Banco Santander SA	2,189	16,630
CaixaBank	130	534
Distribuidora Internacional de Alimentacion SA	191	1,494
Enagas SA	59	1,415
Ferrovial SA	110	1,727
Gas Natural SDG SA	81	1,609
Grifols SAa	39	1,391
Iberdrola SA	891	4,415
Industria de Diseno Textil SA	46	6,173
International Consolidated Airlines Group SAa	540	1,959
Red Electrica Corporacion SA	28	1,551
Repsol SA	183	3,902
Telefonica SA	854	11,165
Zardoya Otis SA	6	85

		70,299
SWEDEN — 1.40%
Alfa Laval AB	93	2,171
Assa Abloy AB Class B	92	3,661
Atlas Copco AB Class A	131	3,821
Atlas Copco AB Class B	112	2,909
Boliden AB	103	1,755
Electrolux AB Class B	57	1,460
Elekta AB Class B	98	1,475
Getinge AB Class B	51	1,541
Hennes & Mauritz AB Class B	200	7,202
Hexagon AB Class B	58	1,659
Investment AB Kinnevik Class B	64	1,465
Investor AB Class B	123	3,616
Lundin Petroleum ABa	52	1,185
Millicom International Cellular SA SDR	14	1,102
Nordea Bank AB	493	5,725
Sandvik AB	236	3,848
Scania AB Class B	83	1,733
Skandinaviska Enskilda Banken AB Class A	247	2,581

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

Skanska AB Class B	112	$1,995
SKF AB Class B	100	2,468
Svenska Cellulosa AB Class B	122	2,992
Svenska Handelsbanken AB Class A	83	3,620
Swedbank AB Class A	153	3,691
Swedish Match AB	53	1,742
Tele2 AB Class B	68	1,087
Telefonaktiebolaget LM Ericsson Class B	657	7,996
TeliaSonera AB	395	2,720
Volvo AB Class B	319	4,801

		82,021
SWITZERLAND — 3.86%
ABB Ltd. Registered[a]	499	11,448
Actelion Ltd. Registered[a]	29	1,503
Adecco SA Registered[a]	36	2,062
Aryzta AGa	35	2,020
Baloise Holding AG Registered	19	1,712
Compagnie Financiere Richemont SA Class A Bearer	114	9,205
Credit Suisse Group AG Registered	278	7,480
Geberit AG Registered[a]	12	2,914
Givaudan SA Registered[a]	1	1,200
Holcim Ltd. Registered[a]	59	4,789
Julius Baer Group Ltd.[a]	59	2,246
Kuehne & Nagel International AG Registered	15	1,733
Nestle SA Registered	695	48,781
Novartis AG Registered	483	32,943
Partners Group Holding AG	8	1,857
Roche Holding AG Genusschein	148	34,050
Schindler Holding AG Participation Certificates	12	1,867
Schindler Holding AG Registered	9	1,360
SGS SA Registered	1	2,552
Sonova Holding AG Registered[a]	13	1,563
Sulzer AG Registered	9	1,583
Swatch Group AG (The) Bearer	8	4,569
Swiss Life Holding AG Registered[a]	9	1,483
Swiss Prime Site AG Registered[a]	31	2,500
Swiss Re AGa	72	5,783
Swisscom AG Registered	5	2,285
Syngenta AG Registered	22	9,385
Transocean Ltd.	76	4,017
UBS AG Registered[a]	791	12,570

Security	Shares	Value

Zurich Insurance Group AGa	31	$8,521

		225,981
UNITED KINGDOM — 9.25%
3i Group PLC	299	1,454
Aberdeen Asset Management PLC	267	1,742
Admiral Group PLC	47	893
Aggreko PLC	68	1,751
AMEC PLC	79	1,252
Anglo American PLC	300	8,752
Antofagasta PLC	99	1,643
ARM Holdings PLC	318	4,610
Associated British Foods PLC	93	2,614
AstraZeneca PLC	244	11,095
Aviva PLC	584	3,163
Babcock International Group PLC	110	1,792
BAE Systems PLC	745	4,016
Balfour Beatty PLC	225	975
Barclays PLC	2,482	11,566
BG Group PLC	731	12,933
BHP Billiton PLC	458	14,523
BP PLC	4,013	27,150
British American Tobacco PLC	414	21,583
British Land Co. PLC	269	2,317
British Sky Broadcasting Group PLC	219	2,827
BT Group PLC	1,625	6,603
Bunzl PLC	109	2,086
Burberry Group PLC	99	2,068
Capita PLC	153	1,913
Capital Shopping Centres Group PLC	233	1,177
Carnival PLC	46	1,730
Centrica PLC	1,100	5,879
Cobham PLC	351	1,233
Compass Group PLC	431	5,237
Croda International PLC	39	1,534
Diageo PLC	538	16,170
Experian PLC	236	3,919
Fresnillo PLC	43	1,014
G4S PLC	345	1,519
GKN PLC	285	1,181
GlaxoSmithKline PLC	1,020	22,543
Glencore International PLC	835	4,912
Hammerson PLC	275	2,064

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

HSBC Holdings PLC	3,819	$42,400
ICAP PLC	160	809
IMI PLC	96	1,782
Imperial Tobacco Group PLC	213	7,727
Inmarsat PLC	113	1,118
InterContinental Hotels Group PLC	76	2,208
Intertek Group PLC	43	2,179
Invensys PLC	212	1,152
Investec PLC	161	1,172
ITV PLC	915	1,725
J Sainsbury PLC	337	1,769
Johnson Matthey PLC	55	1,920
Kazakhmys PLC	64	601
Kingfisher PLC	516	2,170
Land Securities Group PLC	226	2,846
Legal & General Group PLC	1,253	3,045
Lloyds Banking Group PLC[a]	9,106	7,529
London Stock Exchange Group PLC	52	1,053
Marks & Spencer Group PLC	341	1,922
Meggitt PLC	260	1,794
National Grid PLC	732	8,106
Next PLC	37	2,358
Old Mutual PLC	989	3,040
Pearson PLC	172	3,016
Petrofac Ltd.	61	1,346
Prudential PLC	527	7,852
Randgold Resources Ltd.	20	1,665
Reckitt Benckiser Group PLC	131	8,807
Reed Elsevier PLC	272	2,927
Resolution Ltd.	244	967
Rexam PLC	226	1,765
Rio Tinto PLC	289	15,534
Rolls-Royce Holdings PLC[a]	426	6,648
Royal Bank of Scotland Group PLC[a]	460	2,262
Royal Dutch Shell PLC Class A	617	20,324
Royal Dutch Shell PLC Class B	756	25,516
RSA Insurance Group PLC	654	1,198
SABMiller PLC	206	10,247
Sage Group PLC (The)	333	1,719
SEGRO PLC	325	1,262
Serco Group PLC	152	1,316
Severn Trent PLC	56	1,376
Shire PLC	117	3,667

Security	Shares	Value

Smith & Nephew PLC	209	$2,243
Smiths Group PLC	108	2,067
SSE PLC	202	4,434
Standard Chartered PLC	498	13,577
Standard Life PLC	496	2,654
Tate & Lyle PLC	137	1,690
Tesco PLC	1,728	9,695
Tullow Oil PLC	198	3,649
Unilever PLC	274	10,930
United Utilities Group PLC	154	1,723
Vodafone Group PLC	10,300	25,884
Weir Group PLC (The)	57	2,028
Whitbread PLC	52	1,991
Wm Morrison Supermarkets PLC	574	2,262
Wolseley PLC	68	3,207
WPP PLC	273	4,368
Xstrata PLC	458	8,082

		541,756
UNITED STATES — 52.82%
3M Co.	139	14,456
Abbott Laboratories	318	10,745
AbbVie Inc.	318	11,741
Accenture PLC Class A	136	10,113
ACE Ltd.	62	5,294
Actavis Inc.[a]	27	2,299
Activision Blizzard Inc.	103	1,473
Adobe Systems Inc.[a]	109	4,284
ADT Corp. (The)	52	2,490
Advance Auto Parts Inc.	17	1,298
AES Corp. (The)	147	1,708
Aetna Inc.	73	3,445
Affiliated Managers Group Inc.[a]	15	2,193
Aflac Inc.	96	4,795
AGCO Corp.	28	1,441
Agilent Technologies Inc.	75	3,111
Air Products and Chemicals Inc.	46	3,972
Airgas Inc.	18	1,805
Akamai Technologies Inc.[a]	43	1,589
Albemarle Corp.	24	1,562
Alcoa Inc.	274	2,334
Alexion Pharmaceuticals Inc.[a]	44	3,817
Alleghany Corp.[a]	2	756
Allegheny Technologies Inc.	28	853

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

Allergan Inc.	62	$6,722
Alliance Data Systems Corp.[a]	13	2,063
Alliant Energy Corp.	33	1,574
Allstate Corp. (The)	91	4,188
Altera Corp.	76	2,692
Altria Group Inc.	427	14,326
Amazon.com Inc.[a]	78	20,613
Ameren Corp.	50	1,690
American Capital Agency Corp.	99	3,140
American Electric Power Co. Inc.	98	4,585
American Express Co.	210	13,051
American International Group Inc.[a]	294	11,175
American Tower Corp.	97	7,527
American Water Works Co. Inc.	47	1,854
Ameriprise Financial Inc.	48	3,294
AmerisourceBergen Corp.	57	2,690
AMETEK Inc.	67	2,803
Amgen Inc.	162	14,808
Amphenol Corp. Class A	37	2,622
Anadarko Petroleum Corp.	105	8,356
Analog Devices Inc.	72	3,256
Annaly Capital Management Inc.	231	3,578
ANSYS Inc.[a]	25	1,895
Aon PLC	55	3,360
Apache Corp.	82	6,090
Apple Inc.	202	89,163
Applied Materials Inc.	288	3,946
Arch Capital Group Ltd.[a]	28	1,375
Archer-Daniels-Midland Co.	147	4,683
Arrow Electronics Inc.[a]	27	1,084
Assurant Inc.	20	840
AT&T Inc.	1,213	43,559
Autodesk Inc.[a]	54	1,983
Autoliv Inc.	14	913
Automatic Data Processing Inc.	102	6,259
AutoZone Inc.[a,b]	7	2,661
Avago Technologies Ltd.	61	2,087
AvalonBay Communities Inc.	29	3,620
Avery Dennison Corp.	32	1,307
Avnet Inc.[a]	35	1,236
Avon Products Inc.	88	1,720
Axis Capital Holdings Ltd.	24	978
Baker Hughes Inc.	93	4,168

Security	Shares	Value

Ball Corp.	42	$1,865
Bank of America Corp.	2,310	25,941
Bank of New York Mellon Corp. (The)	253	6,866
Baxter International Inc.	115	7,774
BB&T Corp.	137	4,159
Beam Inc.	36	2,197
Becton, Dickinson and Co.	40	3,522
Bed Bath & Beyond Inc.[a]	50	2,837
Berkshire Hathaway Inc. Class Ba	181	18,491
Best Buy Co. Inc.	62	1,017
Biogen Idec Inc.[a]	49	8,151
BlackRock Inc.[c]	28	6,713
BMC Software Inc.[a]	39	1,563
Boeing Co. (The)	153	11,766
BorgWarner Inc.[a]	21	1,563
Boston Properties Inc.	38	3,947
Boston Scientific Corp.[a]	326	2,409
Bristol-Myers Squibb Co.	335	12,385
Broadcom Corp. Class A	115	3,923
Brown-Forman Corp. Class B NVS	33	2,165
Bunge Ltd.	35	2,594
C.H. Robinson Worldwide Inc.	38	2,167
C.R. Bard Inc.	18	1,779
CA Inc.	77	1,886
Cabot Oil & Gas Corp.	49	3,037
Calpine Corp.[a]	71	1,306
Cameron International Corp.[a]	54	3,441
Campbell Soup Co.	45	1,852
Capital One Financial Corp.	123	6,277
Cardinal Health Inc.	72	3,327
CareFusion Corp.[a]	55	1,801
CarMax Inc.[a]	51	1,959
Carnival Corp.	100	3,577
Caterpillar Inc.	141	13,024
CBRE Group Inc. Class Aa	89	2,151
CBS Corp. Class B NVS	130	5,641
Celanese Corp. Series A	39	1,827
Celgene Corp.[a]	94	9,699
CenterPoint Energy Inc.	94	2,014
CenturyLink Inc.	119	4,126
Cerner Corp.[a]	34	2,974
CF Industries Holdings Inc.	14	2,812
Charles Schwab Corp. (The)	239	3,881

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

Charter Communications Inc. Class Aa	8	$691
Chesapeake Energy Corp.[b]	145	2,923
Chevron Corp.	414	48,500
Chipotle Mexican Grill Inc.[a]	7	2,218
Chubb Corp. (The)	48	4,033
Church & Dwight Co. Inc.	31	1,921
Cigna Corp.	63	3,683
Cimarex Energy Co.	20	1,346
Cincinnati Financial Corp.	28	1,260
Cintas Corp.	35	1,537
Cisco Systems Inc.	1,149	23,957
CIT Group Inc.[a]	39	1,633
Citigroup Inc.	628	26,357
Citrix Systems Inc.[a]	43	3,049
Cliffs Natural Resources Inc.	34	866
Clorox Co. (The)	23	1,932
CME Group Inc.	69	4,128
CMS Energy Corp.	69	1,836
Coach Inc.	62	2,996
Cobalt International Energy Inc.[a]	43	1,061
Coca-Cola Co. (The)	861	33,338
Coca-Cola Enterprises Inc.	73	2,612
Cognizant Technology Solutions Corp. Class Aa	67	5,144
Colgate-Palmolive Co.	100	11,443
Comcast Corp. Class A	473	18,821
Comcast Corp. Class A Special NVS	99	3,793
Comerica Inc.	41	1,410
Computer Sciences Corp.	36	1,729
ConAgra Foods Inc.	98	3,343
Concho Resources Inc.[a]	24	2,159
ConocoPhillips	230	13,328
CONSOL Energy Inc.	53	1,704
Consolidated Edison Inc.	58	3,422
Constellation Brands Inc. Class Aa	38	1,681
Continental Resources Inc.[a]	13	1,144
Core Laboratories NV	11	1,509
Corning Inc.	313	3,947
Costco Wholesale Corp.	95	9,623
Coventry Health Care Inc.	32	1,452
Covidien PLC	101	6,421
Cree Inc.[a]	29	1,312
Crimson Wine Group Ltd.[a]	6	48

Security	Shares	Value

Crown Castle International Corp.[a]	64	$4,467
Crown Holdings Inc.[a]	42	1,633
CSX Corp.	228	5,230
Cummins Inc.	41	4,751
CVS Caremark Corp.	276	14,109
D.R. Horton Inc.	68	1,516
Danaher Corp.	131	8,070
Darden Restaurants Inc.	35	1,619
DaVita HealthCare Partners Inc.[a]	22	2,632
Deere & Co.	81	7,114
Dell Inc.	313	4,366
Delphi Automotive PLC[a]	57	2,385
Denbury Resources Inc.[a]	94	1,703
DENTSPLY International Inc.	37	1,533
Devon Energy Corp.	80	4,341
Diamond Offshore Drilling Inc.	16	1,115
Dick’s Sporting Goods Inc.	25	1,250
Digital Realty Trust Inc.	35	2,344
DIRECTV[a]	133	6,407
Discover Financial Services	112	4,315
Discovery Communications Inc. Series Aa	34	2,493
Discovery Communications Inc. Series C NVS[a]	21	1,355
DISH Network Corp. Class A	45	1,566
Dollar General Corp.[a]	57	2,641
Dollar Tree Inc.[a]	52	2,350
Dominion Resources Inc.	115	6,440
Dover Corp.	45	3,301
Dow Chemical Co. (The)	256	8,120
Dr Pepper Snapple Group Inc.	52	2,268
DTE Energy Co.	39	2,605
Duke Energy Corp.	142	9,833
Duke Realty Corp.	86	1,390
Dun & Bradstreet Corp. (The)	14	1,128
E.I. du Pont de Nemours and Co.	195	9,340
Eastman Chemical Co.	38	2,650
Eaton Corp. PLC	105	6,507
Eaton Vance Corp. NVS	40	1,528
eBay Inc.[a]	253	13,834
Ecolab Inc.	66	5,052
Edison International	63	3,026
Edwards Lifesciences Corp.[a]	27	2,320
Electronic Arts Inc.[a]	80	1,402

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

Eli Lilly and Co.	200	$10,932
EMC Corp.[a]	451	10,378
Emerson Electric Co.	158	8,959
Energen Corp.	21	971
Energizer Holdings Inc.	14	1,287
Ensco PLC Class A	52	3,127
Entergy Corp.	36	2,241
EOG Resources Inc.	59	7,417
EQT Corp.	35	2,208
Equifax Inc.	34	1,874
Equinix Inc.[a]	12	2,539
Equity Residential	75	4,128
Estee Lauder Companies Inc. (The) Class A	50	3,205
Everest Re Group Ltd.	11	1,371
Exelon Corp.	168	5,206
Expedia Inc.	23	1,468
Expeditors International of Washington Inc.	52	2,020
Express Scripts Holding Co.[a]	175	9,959
Exxon Mobil Corp.	987	88,386
F5 Networks Inc.[a]	19	1,794
Facebook Inc. Class Aa	215	5,859
Family Dollar Stores Inc.	23	1,324
Fastenal Co.	69	3,562
Federal Realty Investment Trust	25	2,655
FedEx Corp.	64	6,748
Fidelity National Financial Inc. Class A	41	1,023
Fidelity National Information Services Inc.	55	2,071
Fifth Third Bancorp	178	2,820
First Republic Bank	23	838
FirstEnergy Corp.	85	3,356
Fiserv Inc.[a]	32	2,628
Flextronics International Ltd.[a]	173	1,150
FLIR Systems Inc.	44	1,159
Flowserve Corp.	15	2,408
Fluor Corp.	43	2,662
FMC Corp.	37	2,230
FMC Technologies Inc.[a]	53	2,751
Ford Motor Co.	689	8,688
Forest Laboratories Inc.[a]	61	2,245
Fossil Inc.[a]	12	1,233
Franklin Resources Inc.	32	4,520
Freeport-McMoRan Copper & Gold Inc.	209	6,671
Frontier Communications Corp.	221	915

Security	Shares	Value

Gap Inc. (The)	69	$2,271
Garmin Ltd.[b]	23	790
General Dynamics Corp.	66	4,486
General Electric Co.	2,257	52,408
General Growth Properties Inc.	117	2,239
General Mills Inc.	137	6,336
General Motors Co.[a]	144	3,910
Genuine Parts Co.	33	2,344
Gilead Sciences Inc.[a]	328	14,009
Goldman Sachs Group Inc. (The)	97	14,527
Google Inc. Class Aa	56	44,867
Green Mountain Coffee Roasters Inc.[a]	31	1,481
H&R Block Inc.	79	1,964
H.J. Heinz Co.	70	5,070
Halliburton Co.	198	8,219
Harley-Davidson Inc.	41	2,158
Harris Corp.	30	1,442
Hartford Financial Services Group Inc. (The)	89	2,101
Hasbro Inc.[b]	25	1,001
HCA Holdings Inc.	48	1,780
HCP Inc.	113	5,523
Health Care REIT Inc.	68	4,362
Helmerich & Payne Inc.	25	1,657
Henry Schein Inc.[a]	23	2,052
Herbalife Ltd.[b]	26	1,048
Hershey Co. (The)	37	3,084
Hertz Global Holdings Inc.[a]	81	1,616
Hess Corp.	67	4,455
Hewlett-Packard Co.	418	8,419
HollyFrontier Corp.	44	2,473
Hologic Inc.[a]	69	1,506
Home Depot Inc. (The)	321	21,988
Honeywell International Inc.	161	11,286
Hormel Foods Corp.	26	973
Hospira Inc.[a]	34	1,001
Host Hotels & Resorts Inc.	186	3,101
Humana Inc.	36	2,457
IHS Inc. Class Aa	15	1,594
Illinois Tool Works Inc.	96	5,904
Illumina Inc.[a]	28	1,404
Ingersoll-Rand PLC	73	3,843
Integrys Energy Group Inc.	24	1,358
Intel Corp.	1,071	22,330

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

IntercontinentalExchange Inc.[a]	17	$2,632
International Business Machines Corp.	230	46,191
International Flavors & Fragrances Inc.	23	1,679
International Game Technology	70	1,116
International Paper Co.	94	4,137
Interpublic Group of Companies Inc. (The)	111	1,419
Intuit Inc.	63	4,062
Intuitive Surgical Inc.[a]	9	4,589
Invesco Ltd.	105	2,813
Iron Mountain Inc.	38	1,311
J.B. Hunt Transport Services Inc.	26	1,808
J.C. Penney Co. Inc.[b]	40	703
J.M. Smucker Co. (The)	27	2,573
J.P. Morgan Chase & Co.	806	39,430
Jacobs Engineering Group Inc.[a]	40	1,954
Johnson & Johnson	587	44,677
Johnson Controls Inc.	128	4,028
Joy Global Inc.	28	1,774
Juniper Networks Inc.[a]	120	2,482
Kansas City Southern Industries Inc.	27	2,780
KBR Inc.	43	1,307
Kellogg Co.	53	3,206
KeyCorp	193	1,812
Kimberly-Clark Corp.	85	8,014
Kimco Realty Corp.[b]	124	2,699
Kinder Morgan Inc.	141	5,227
Kinder Morgan Management LLC[a]	12	994
KLA-Tencor Corp.	42	2,300
Kohl’s Corp.	48	2,213
Kraft Foods Group Inc.	124	6,010
Kroger Co. (The)	122	3,564
L-3 Communications Holdings Inc.	25	1,907
Laboratory Corp. of America Holdings[a]	22	1,949
Lam Research Corp.[a]	40	1,692
Las Vegas Sands Corp.	91	4,686
Legg Mason Inc.	38	1,083
Leggett & Platt Inc.	38	1,162
Leucadia National Corp.	60	1,614
Level 3 Communications Inc.[a]	34	679
Liberty Global Inc. Series Aa	30	2,067
Liberty Global Inc. Series C NVS[a,b]	24	1,533
Liberty Interactive Corp. Series Aa	120	2,506
Liberty Media Corp.[a]	21	2,268

Security	Shares	Value

Liberty Property Trust	58	$2,250
Life Technologies Corp.[a]	38	2,209
Limited Brands Inc.	53	2,413
Lincoln National Corp.	62	1,831
Linear Technology Corp.	58	2,218
LinkedIn Corp. Class Aa	19	3,195
Lockheed Martin Corp.	58	5,104
Loews Corp.	45	1,940
Lorillard Inc.	87	3,353
Lowe’s Companies Inc.	251	9,576
LSI Corp.[a]	166	1,155
Lululemon Athletica Inc.[a,b]	23	1,542
LyondellBasell Industries NV Class A	71	4,162
M&T Bank Corp.	22	2,246
Macerich Co. (The)	43	2,585
Macy’s Inc.	87	3,576
Manpower Inc.	106	5,788
Marathon Oil Corp.	149	4,991
Marathon Petroleum Corp.	75	6,216
Marriott International Inc. Class A	65	2,564
Marsh & McLennan Companies Inc.	100	3,714
Martin Marietta Materials Inc.	14	1,360
Marvell Technology Group Ltd.	120	1,212
Masco Corp.	92	1,772
MasterCard Inc. Class A	23	11,910
Mattel Inc.	70	2,852
Maxim Integrated Products Inc.	75	2,339
McCormick & Co. Inc. NVS	34	2,287
McDonald’s Corp.	212	20,331
McGraw-Hill Companies Inc. (The)	56	2,607
McKesson Corp.	50	5,306
MDU Resources Group Inc.	63	1,522
Mead Johnson Nutrition Co. Class A	45	3,371
MeadWestvaco Corp.	58	2,071
Medtronic Inc.	211	9,487
Merck & Co. Inc.	627	26,792
MetLife Inc.	171	6,060
MGM Resorts International[a]	93	1,162
Microchip Technology Inc.	52	1,896
Micron Technology Inc.[a]	243	2,039
Microsoft Corp.	1,611	44,786
Mohawk Industries Inc.[a]	15	1,590
Molson Coors Brewing Co. Class B NVS	38	1,680

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

Mondelez International Inc. Class A	359	$9,926
Monsanto Co.	115	11,618
Monster Beverage Corp.[a]	36	1,815
Moody’s Corp.	47	2,259
Morgan Stanley	321	7,239
Mosaic Co. (The)	67	3,922
Motorola Solutions Inc.	60	3,733
Murphy Oil Corp.	43	2,618
Mylan Inc.[a]	87	2,576
Nabors Industries Ltd.[a]	70	1,173
NASDAQ OMX Group Inc. (The)	1	32
National Oilwell Varco Inc.	90	6,132
NetApp Inc.[a]	80	2,706
Netflix Inc.[a]	12	2,257
New York Community Bancorp Inc.	82	1,107
Newell Rubbermaid Inc.	65	1,517
Newfield Exploration Co.[a]	34	786
Newmont Mining Corp.	102	4,110
News Corp. Class A NVS	343	9,878
News Corp. Class B	85	2,487
NextEra Energy Inc.	81	5,821
Nielsen Holdings NVa	33	1,112
Nike Inc. Class B	150	8,169
NiSource Inc.	73	2,022
Noble Corp.	55	1,970
Noble Energy Inc.	39	4,322
Nordstrom Inc.	35	1,898
Norfolk Southern Corp.	70	5,113
Northeast Utilities	69	2,864
Northern Trust Corp.	50	2,658
Northrop Grumman Corp.	53	3,481
NRG Energy Inc.	63	1,512
Nuance Communications Inc.[a]	63	1,160
Nucor Corp.	70	3,153
NVIDIA Corp.	146	1,848
NYSE Euronext Inc.	61	2,274
O’Reilly Automotive Inc.[a]	26	2,645
Occidental Petroleum Corp.	172	14,161
Omnicare Inc.	31	1,155
Omnicom Group Inc.	57	3,279
ONEOK Inc.	49	2,205
Oracle Corp.	832	28,504
Owens-Illinois Inc.[a]	45	1,148

Security	Shares	Value

PACCAR Inc.	79	$3,747
Pall Corp.	32	2,182
Parker Hannifin Corp.	36	3,401
PartnerRe Ltd.	12	1,071
Patterson Companies Inc.	28	1,018
Paychex Inc.	76	2,516
Pentair Ltd. Registered	51	2,717
People’s United Financial Inc.	86	1,127
Pepco Holdings Inc.	68	1,380
PepsiCo Inc.	332	25,156
Perrigo Co.	19	2,150
PetSmart Inc.	26	1,693
Pfizer Inc.	1,553	42,506
PG&E Corp.	79	3,369
Philip Morris International Inc.	360	33,030
Phillips 66	130	8,185
Pinnacle West Capital Corp.	31	1,734
Pioneer Natural Resources Co.	27	3,397
Plains Exploration & Production Co.[a]	30	1,361
Plum Creek Timber Co. Inc.	55	2,667
PNC Financial Services Group Inc. (The)[c]	101	6,301
PPG Industries Inc.	35	4,713
PPL Corp.	104	3,205
Praxair Inc.	63	7,122
Precision Castparts Corp.	33	6,157
Priceline.com Inc.[a]	11	7,563
Principal Financial Group Inc.	63	1,991
Procter & Gamble Co. (The)	591	45,022
Progressive Corp. (The)	109	2,655
Prologis Inc.	116	4,517
Prudential Financial Inc.	95	5,279
Public Service Enterprise Group Inc.	105	3,422
Public Storage	36	5,444
PVH Corp.	16	1,950
QEP Resources Inc.	44	1,340
QUALCOMM Inc.	366	24,021
Quanta Services Inc.[a]	63	1,789
Quest Diagnostics Inc.	36	2,022
Rackspace Hosting Inc.[a]	28	1,564
Ralph Lauren Corp.	13	2,255
Range Resources Corp.	36	2,765
Rayonier Inc.	50	2,793
Raytheon Co.	76	4,147

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

Red Hat Inc.[a]	45	$2,286
Regency Centers Corp.	33	1,712
Regeneron Pharmaceuticals Inc.[a]	17	2,839
Regions Financial Corp.	306	2,341
RenaissanceRe Holdings Ltd.	10	874
Republic Services Inc.	68	2,138
Reynolds American Inc.	74	3,232
Robert Half International Inc.	42	1,493
Rock-Tenn Co. Class A	20	1,769
Rockwell Automation Inc.	34	3,072
Rockwell Collins Inc.	36	2,164
Roper Industries Inc.	27	3,364
Ross Stores Inc.	50	2,898
Rowan Companies PLC[a]	39	1,349
Royal Caribbean Cruises Ltd.	37	1,290
Safeway Inc.	66	1,575
Salesforce.com Inc.[a]	30	5,077
SanDisk Corp.[a]	54	2,721
SBA Communications Corp. Class Aa	27	1,920
SCANA Corp.	33	1,612
Schlumberger Ltd.	280	21,798
Scripps Networks Interactive Inc. Class A	22	1,387
Seagate Technology PLC	79	2,541
SEI Investments Co.	54	1,527
Sempra Energy	49	3,810
Sherwin-Williams Co. (The)	21	3,393
Sigma-Aldrich Corp.	31	2,389
Simon Property Group Inc.	67	10,644
Sirius XM Radio Inc.	908	2,815
SL Green Realty Corp.	28	2,285
SLM Corp.	112	2,125
Southern Co. (The)	176	7,922
Southwestern Energy Co.[a]	78	2,673
Spectra Energy Corp.	134	3,891
Sprint Nextel Corp.[a]	651	3,776
SPX Corp.	26	2,093
St. Jude Medical Inc.	69	2,829
Stanley Black & Decker Inc.	38	2,991
Staples Inc.	148	1,951
Starbucks Corp.	166	9,100
Starwood Hotels & Resorts Worldwide Inc.	48	2,896
State Street Corp.	101	5,716
Stericycle Inc.[a]	22	2,110

Security	Shares	Value

Stryker Corp.	64	$4,088
SunTrust Banks Inc.	117	3,228
Superior Energy Services Inc.[a]	41	1,084
Symantec Corp.[a]	157	3,680
Synopsys Inc.[a]	45	1,576
Sysco Corp.	135	4,342
T. Rowe Price Group Inc.	58	4,129
Target Corp.	128	8,059
TD Ameritrade Holding Corp.	61	1,160
TE Connectivity Ltd.	93	3,732
Teradata Corp.[a]	39	2,264
Texas Instruments Inc.	244	8,386
Textron Inc.	73	2,106
Thermo Fisher Scientific Inc.	75	5,535
Tiffany & Co.	28	1,880
Time Warner Cable Inc.	64	5,529
Time Warner Inc.	199	10,581
TJX Companies Inc. (The)	155	6,970
Toll Brothers Inc.[a]	35	1,194
Torchmark Corp.	21	1,180
Total System Services Inc.	53	1,259
Tractor Supply Co.	17	1,768
TransDigm Group Inc.	15	2,135
Travelers Companies Inc. (The)	72	5,790
Trimble Navigation Ltd.[a]	30	1,783
TRW Automotive Holdings Corp.[a]	19	1,115
Tyco International Ltd.	112	3,585
Tyson Foods Inc. Class A	76	1,723
U.S. Bancorp	375	12,742
UDR Inc.	88	2,100
Ulta Salon, Cosmetics & Fragrance Inc.	15	1,328
Ultra Petroleum Corp.[a]	37	631
Union Pacific Corp.	101	13,848
United Parcel Service Inc. Class B	147	12,150
United Technologies Corp.	185	16,752
UnitedHealth Group Inc.	218	11,652
Unum Group	55	1,346
Urban Outfitters Inc.[a]	29	1,175
Valero Energy Corp.	122	5,562
Varian Medical Systems Inc.[a]	26	1,836
Ventas Inc.	77	5,450
VeriFone Systems Inc.[a]	28	531
VeriSign Inc.[a]	40	1,832

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 28, 2013

Security	Shares	Value

Verisk Analytics Inc. Class Aa	37	$2,165
Verizon Communications Inc.	591	27,499
Vertex Pharmaceuticals Inc.[a]	49	2,294
VF Corp.	18	2,903
Viacom Inc. Class B NVS	99	5,788
Virgin Media Inc.	59	2,738
Visa Inc. Class A	113	17,926
VMware Inc. Class Aa	19	1,365
Vornado Realty Trust	42	3,369
Vulcan Materials Co.	31	1,579
W.R. Berkley Corp.	22	913
W.W. Grainger Inc.	15	3,397
Wal-Mart Stores Inc.	397	28,100
Walgreen Co.	196	8,024
Walt Disney Co. (The)	359	19,598
Warner Chilcott PLC Class A	44	594
Waste Management Inc.	91	3,396
Waters Corp.[a]	19	1,762
Weatherford International Ltd.[a]	172	2,043
WellPoint Inc.	70	4,353
Wells Fargo & Co.	1,041	36,518
Western Digital Corp.	49	2,311
Western Union Co.	135	1,894
Weyerhaeuser Co.	140	4,117
Whirlpool Corp.	17	1,920
Whiting Petroleum Corp.[a]	29	1,412
Whole Foods Market Inc.	41	3,510
Williams Companies Inc. (The)	150	5,206
Willis Group Holdings PLC	34	1,295
Windstream Corp.	121	1,039
Wisconsin Energy Corp.	54	2,230
Wyndham Worldwide Corp.	39	2,349
Wynn Resorts Ltd.	19	2,221
Xcel Energy Inc.	102	2,927
Xerox Corp.	283	2,295
Xilinx Inc.	65	2,423
XL Group PLC	63	1,804
Xylem Inc.	52	1,430
Yahoo! Inc.[a]	249	5,306
Yum! Brands Inc.	100	6,548
Zimmer Holdings Inc.	39	2,923

		3,093,883

TOTAL COMMON STOCKS
(Cost: $5,006,455)		5,819,474

Security	Shares	Value

PREFERRED STOCKS — 0.22%

GERMANY — 0.22%
Henkel AG & Co. KGaA	39	$3,442
Porsche Automobil Holding SE	32	2,541
Volkswagen AG	31	6,778

		12,761

TOTAL PREFERRED STOCKS
(Cost: $8,962)		12,761

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	13,956	13,956
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	1,011	1,011
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	515	515

		15,482

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,482)		15,482

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $5,030,899)		5,847,717
Other Assets, Less Liabilities — 0.17%		9,862

NET ASSETS — 100.00%		$5,857,579

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2013

	iShares MSCI All Country World Minimum Volatility Index Fund	iShares MSCI Emerging Markets EMEA Index Fund	iShares MSCI Frontier 100 Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$705,950,326	$5,578,943	$50,867,245
Affiliated (Note 2)	17,726,500	5,763	1,820,771

Total cost of investments	$723,676,826	$5,584,706	$52,688,016

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$771,115,208	$5,391,257	$52,718,284
Affiliated (Note 2)	17,929,443	5,763	1,820,771

Total fair value of investments	789,044,651	5,397,020	54,539,055
Foreign currencies, at value[b]	386,739	1,492	1,149,441
Cash	—	—	71,518
Receivables:
Investment securities sold	1,197,253	—	—
Dividends and interest	1,962,142	4,855	74,874

Total Assets	792,590,785	5,403,367	55,834,888

LIABILITIES
Payables:
Investment securities purchased	1,642,489	—	2,891,181
Collateral for securities on loan (Note 5)	14,978,954	—	—
Deferred foreign capital gains taxes (Note 1)	—	—	21,085
Investment advisory fees (Note 2)	115,873	2,087	26,775

Total Liabilities	16,737,316	2,087	2,939,041

NET ASSETS	$775,853,469	$5,401,280	$52,895,847

Net assets consist of:
Paid-in capital	$713,305,691	$5,166,157	$51,056,893
Undistributed (distributions in excess of) net investment income	1,394,467	(7,891)	149,563
Undistributed net realized gain (accumulated net realized loss)	(4,199,148)	430,882	(139,925)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	65,352,459	(187,868)	1,829,316

NET ASSETS	$775,853,469	$5,401,280	$52,895,847

Shares outstanding[c]	13,100,000	100,000	1,850,000

Net asset value per share	$59.23	$54.01	$28.59

[a]	Securities on loan with values of $14,570,384, $ — and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $389,785, $1,507 and $1,149,451, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2013

iShares MSCI World Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$5,004,073
Affiliated (Note 2)	26,826

Total cost of investments	$5,030,899

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,819,221
Affiliated (Note 2)	28,496

Total fair value of investments	5,847,717
Foreign currencies, at value[b]	8,061
Receivables:
Dividends and interest	17,847

Total Assets	5,873,625

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	14,967
Investment advisory fees (Note 2)	1,079

Total Liabilities	16,046

NET ASSETS	$5,857,579

Net assets consist of:
Paid-in capital	$4,475,069
Undistributed net investment income	345
Undistributed net realized gain	565,680
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	816,485

NET ASSETS	$5,857,579

Shares outstanding[c]	100,000

Net asset value per share	$58.58

[a]	Securities on loan with a value of $14,498. See Note 5.
[b]	Cost of foreign currencies: $8,242.
[c]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Period ended February 28, 2013

	iShares MSCI All Country World Minimum Volatility Index Fund	iShares MSCI Emerging Markets EMEA Index Fund	iShares MSCI Frontier 100 Index Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$8,629,088	$77,968	$230,061
Dividends — affiliated (Note 2)	296	—	—
Interest — unaffiliated	60	—	—
Interest — affiliated (Note 2)	443	3	85
Securities lending income — affiliated (Note 2)	67,482	—	—

Total investment income	8,697,369	77,971	230,146

EXPENSES
Investment advisory fees (Note 2)	1,109,494	28,766	80,486
Commitment fees (Note 7)	—	—	5
Interest expense (Note 7)	—	—	92

Total expenses	1,109,494	28,766	80,583
Less investment advisory fees waived (Note 2)	(457,950)	(8,038)	—

Net expenses	651,544	20,728	80,583

Net investment income	8,045,825	57,243	149,563

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[c]	(1,086,168)	(39,023)	(68,182)
Investments — affiliated (Note 2)	14,078	—	—
In-kind redemptions — unaffiliated	—	527,309	—
Foreign currency transactions	(61,074)	1,356	(71,743)

Net realized gain (loss)	(1,133,164)	489,642	(139,925)

Net change in unrealized appreciation/depreciation on:
Investments[d]	45,839,899	158,834	1,829,954
Translation of assets and liabilities in foreign currencies	(19,342)	275	(638)

Net change in unrealized appreciation/depreciation	45,820,557	159,109	1,829,316

Net realized and unrealized gain	44,687,393	648,751	1,689,391

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,733,218	$705,994	$1,838,954

[a]	For the period from September 12, 2012 (commencement of operations) to February 28, 2013.
[b]	Net of foreign withholding tax of $326,780, $10,827 and $6,253, respectively.
[c]	Net of foreign capital gains taxes of $ —, $ — and $152, respectively.
[d]	Net of deferred foreign capital gains taxes of $ —, $ — and $21,085, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2013

iShares MSCI World Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$106,951
Dividends — affiliated (Note 2)	218
Interest — affiliated (Note 2)	6
Securities lending income — affiliated (Note 2)	269

Total investment income	107,444

EXPENSES
Investment advisory fees (Note 2)	10,660

Total expenses	10,660

Net investment income	96,784

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,663)
In-kind redemptions — unaffiliated	593,734
In-kind redemptions — affiliated (Note 2)	313
Foreign currency transactions	(270)

Net realized gain	587,114

Net change in unrealized appreciation/depreciation on:
Investments	234,323
Translation of assets and liabilities in foreign currencies	(213)

Net change in unrealized appreciation/depreciation	234,110

Net realized and unrealized gain	821,224

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$918,008

[a]	Net of foreign withholding tax of $3,252.

See notes to financial statements.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI All Country World Minimum Volatility Index Fund		iShares MSCI Emerging Markets EMEA Index Fund
	Six months ended February 28, 2013 (Unaudited)	Period from October 18, 2011[a] to August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Period from January 18, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,045,825	$4,968,807	$57,243	$208,486
Net realized gain (loss)	(1,133,164)	(3,082,429)	489,642	(225,573)
Net change in unrealized appreciation/depreciation	45,820,557	19,531,902	159,109	(346,977)

Net increase (decrease) in net assets resulting from operations	52,733,218	21,418,280	705,994	(364,064)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,515,750)	(2,087,970)	(88,858)	(178,240)

Total distributions to shareholders	(9,515,750)	(2,087,970)	(88,858)	(178,240)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	153,860,413	559,445,278	—	15,732,186
Cost of shares redeemed	—	—	(5,559,099)	(4,846,639)

Net increase (decrease) in net assets from capital share transactions	153,860,413	559,445,278	(5,559,099)	10,885,547

INCREASE (DECREASE) IN NET ASSETS	197,077,881	578,775,588	(4,941,963)	10,343,243

NET ASSETS
Beginning of period	578,775,588	—	10,343,243	—

End of period	$775,853,469	$578,775,588	$5,401,280	$10,343,243

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,394,467	$2,864,392	$(7,891)	$23,724

SHARES ISSUED AND REDEEMED
Shares sold	2,700,000	10,400,000	—	300,000
Shares redeemed	—	—	(100,000)	(100,000)

Net increase (decrease) in shares outstanding	2,700,000	10,400,000	(100,000)	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Frontier 100 Index Fund	iShares MSCI World Index Fund
	Period from September 12, 2012[a] to February 28, 2013 (Unaudited)	Six months ended February 28, 2013 (Unaudited)	Period from January 10, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$149,563	$96,784	$354,495
Net realized gain (loss)	(139,925)	587,114	247,405
Net change in unrealized appreciation/depreciation	1,829,316	234,110	582,375

Net increase in net assets resulting from operations	1,838,954	918,008	1,184,275

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(153,715)	(295,901)

Total distributions to shareholders	—	(153,715)	(295,901)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	51,056,893	—	20,127,850
Cost of shares redeemed	—	(5,595,722)	(10,327,216)

Net increase (decrease) in net assets from capital share transactions	51,056,893	(5,595,722)	9,800,634

INCREASE (DECREASE) IN NET ASSETS	52,895,847	(4,831,429)	10,689,008

NET ASSETS
Beginning of period	—	10,689,008	—

End of period	$52,895,847	$5,857,579	$10,689,008

Undistributed net investment income included in net assets at end of period	$149,563	$345	$57,276

SHARES ISSUED AND REDEEMED
Shares sold	1,850,000	—	400,000
Shares redeemed	—	(100,000)	(200,000)

Net increase (decrease) in shares outstanding	1,850,000	(100,000)	200,000

[a]	Commencement of operations.

See notes to financial statements.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI All Country World Minimum Volatility Index Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$55.65	$50.02

Income from investment operations:
Net investment income[b]	0.69	1.49
Net realized and unrealized gain[c]	3.70	4.67

Total from investment operations	4.39	6.16

Less distributions from:
Net investment income	(0.81)	(0.53)

Total distributions	(0.81)	(0.53)

Net asset value, end of period	$59.23	$55.65

Total return	7.98%[d]	12.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$775,853	$578,776
Ratio of expenses to average net assets[e]	0.20%	0.23%
Ratio of expenses to average net assets prior to waived fees[e]	0.34%	0.34%
Ratio of net investment income to average net assets[e]	2.47%	3.17%
Portfolio turnover rate[f]	11%	22%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2013 and the period ended August 31, 2012 were 11% and 22%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets EMEA Index Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 18, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$51.72	$51.16

Income from investment operations:
Net investment income[b]	0.36	1.43
Net realized and unrealized gain[c]	2.82	0.02

Total from investment operations	3.18	1.45

Less distributions from:
Net investment income	(0.89)	(0.89)

Total distributions	(0.89)	(0.89)

Net asset value, end of period	$54.01	$51.72

Total return	6.10%[d]	2.91%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,401	$10,343
Ratio of expenses to average net assets[e]	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%
Ratio of net investment income to average net assets[e]	1.35%	4.46%
Portfolio turnover rate[f]	4%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Frontier 100 Index Fund

Period from Sep. 12, 2012[a] to Feb. 28, 2013 (Unaudited)
Net asset value, beginning of period	$25.25

Income from investment operations:
Net investment income[b]	0.19
Net realized and unrealized gain[c]	3.15

Total from investment operations	3.34

Net asset value, end of period	$28.59

Total return	13.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$52,896
Ratio of expenses to average net assets[e]	0.79%
Ratio of net investment income to average net assets[e]	1.47%
Portfolio turnover rate[f]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended February 28, 2013 was 4%. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI World Index Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$53.45	$50.32

Income from investment operations:
Net investment income[b]	0.60	0.98
Net realized and unrealized gain[c]	5.30	2.89

Total from investment operations	5.90	3.87

Less distributions from:
Net investment income	(0.77)	(0.74)

Total distributions	(0.77)	(0.74)

Net asset value, end of period	$58.58	$53.45

Total return	11.13%[d]	7.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,858	$10,689
Ratio of expenses to average net assets[e]	0.24%	0.24%
Ratio of net investment income to average net assets[e]	2.18%	2.91%
Portfolio turnover rate[f]	1%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
All Country World Minimum Volatility	Non-diversified
Emerging Markets EMEA	Non-diversified
Frontier 100[a]	Non-diversified
World	Diversified

[a]	The Fund commenced operations on September 12, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
All Country World Minimum Volatility
Assets:
Common Stocks	$768,631,113	$—	$—	$768,631,113
Investment Companies	1,937,861	—	—	1,937,861
Preferred Stocks	2,484,095	—	—	2,484,095
Money Market Funds	15,991,582	—	—	15,991,582

	$789,044,651	$—	$—	$789,044,651

Emerging Markets EMEA
Assets:
Common Stocks	$5,300,595	$—	$—	$5,300,595
Preferred Stocks	90,662	—	—	90,662
Money Market Funds	5,763	—	—	5,763

	$5,397,020	$—	$—	$5,397,020

Frontier 100
Assets:
Common Stocks	$52,698,586	$101	$—	$52,698,687
Rights	—	19,597	—	19,597
Money Market Funds	1,820,771	—	—	1,820,771

	$54,519,357	$19,698	$—	$54,539,055

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
World
Assets:
Common Stocks	$5,819,474	$—	$—	$5,819,474
Preferred Stocks	12,761	—	—	12,761
Money Market Funds	15,482	—	—	15,482

	$5,847,717	$—	$—	$5,847,717

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI All Country World Minimum Volatility Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net asset of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

BFA has voluntarily waived a portion of its investment advisory fees for the iShares MSCI All Country World Minimum Volatility Index Fund in the amount of $449,647.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI All Country World Minimum Volatility Index Fund through June 30, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. In association with this agreement, for the period ended February 28, 2013, BFA waived its investment advisory fees for the Fund in the amount of $8,303.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
Emerging Markets EMEA	0.68%
Frontier 100	0.79
World	0.24

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets EMEA Index Fund through December 31, 2014 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended February 28, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
All Country World Minimum Volatility	$36,337
World	145

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI All Country World Minimum Volatility Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the period ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
All Country World Minimum Volatility
iShares S&P India Nifty 50 Index Fund	73,268	17,648	(9,800)	81,116	$1,937,861	$296	$14,078

World
BlackRock Inc.	58	—	(30)	28	$6,713	$87	$682
PNC Financial Services Group Inc. (The)	227	—	(126)	101	6,301	131	(369)

					$13,014	$218	$313

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended February 28, 2013 were as follows:

iShares MSCI Index Fund	Purchases	Sales
All Country World Minimum Volatility	$85,190,825	$74,948,155
Emerging Markets EMEA	364,516	331,486
Frontier 100	50,919,804	992,878
World	105,132	171,847

In-kind transactions (see Note 4) for the period ended February 28, 2013 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
All Country World Minimum Volatility	$141,040,116	$—
Emerging Markets EMEA	—	5,540,471
Frontier 100	1,015,128	—
World	—	5,567,743

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of August 31, 2012, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares MSCI Index Fund	Non- Expiring
All Country World Minimum Volatility	$1,876,800
Emerging Markets EMEA	55,073
World	19,493

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Country World Minimum Volatility	$725,611,301	$71,773,437	$(8,340,087)	$63,433,350
Emerging Markets EMEA	5,594,325	336,733	(534,038)	(197,305)
Frontier 100	52,688,016	2,493,302	(642,263)	1,851,039
World	5,040,960	955,059	(148,302)	806,757

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a $125 million credit agreement with State Street Bank and Trust Company, which expires October 30, 2013. The credit agreement was established to facilitate the funding of purchases of securities in India. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local Indian securities.

For the period ended February 28, 2013, the iShares MSCI Frontier 100 Index Fund’s maximum amount borrowed, the average borrowings and the average interest rate under the credit agreement were $255,000, $15,233 and 1.20%, respectively.

The iShares MSCI All Country World Minimum Volatility Index Fund, iShares MSCI Emerging Markets EMEA Index Fund and iShares MSCI World Index Fund did not borrow under the credit agreement during the period ended February 28, 2013.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES®, INC.

iShares MSCI Frontier 100 Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on June 20-21, 2012, the Board, including a majority of the Independent Directors, approved the selection of BFA and the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Directors were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the proposed investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock in December 2009. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since then, including, in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale with respect to the iShares funds that are in operation was focused on extensively the Board during its meetings and addressed by management. The Board reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with the same investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

publicly traded exchange traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	59

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
All Country World Minimum Volatility	$0.70619	$—	$0.10712	$0.81331	87%	—%	13%	100%
World	0.69853	—	0.07005	0.76858	91	—	9	100

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

Notes:

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-811-0213

FEBRUARY 28, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Global Agriculture Producers Fund | VEGI | NYSE Arca
➢	iShares MSCI Global Energy Producers Fund | FILL | NYSE Arca
➢	iShares MSCI Global Gold Miners Fund | RING | NYSE Arca
➢	iShares MSCI Global Select Metals & Mining Producers Fund | PICK | NYSE Arca
➢	iShares MSCI Global Silver Miners Fund | SLVP | NYSE Arca

Fund Performance Overview

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.07%	9.24%	9.25%	11.48%	11.97%	11.67%	12.44%	12.97%	12.71%

Total returns for the period since inception are calculated from the inception date of the Fund (1/31/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Global Agriculture Producers Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Agriculture Producers Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily engaged in the business of agriculture in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 11.36%, net of fees, while the total return for the Index was 11.42%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

Chemicals	54.89%
Agriculture	15.71
Machinery	12.84
Food	10.64
Auto Manufacturers	2.61
Investment Companies	0.78
Other*	2.36
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Monsanto Co.	13.06%
Syngenta AG Registered (Switzerland)	9.51
Potash Corp. of Saskatchewan Inc. (Canada)	8.33
Deere & Co.	7.78
Archer-Daniels-Midland Co.	5.02
Mosaic Co. (The)	4.23
Agrium Inc. (Canada)	3.78
Kubota Corp. (Japan)	3.16
CF Industries Holdings Inc.	3.00
Fiat Industrial SpA (Italy)	2.61

TOTAL	60.48%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.74)%	(6.39)%	(5.79)%	(0.17)%	(0.50)%	(0.18)%	(0.18)%	(0.54)%	(0.19)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/31/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Global Energy Producers Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Energy Producers Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily engaged in the business of energy exploration and production in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 3.73%, net of fees, while the total return for the Index was 3.71%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Oil & Gas	97.20%
Coal	2.12
Mining	0.49
Chemicals	0.06
Energy — Alternate Sources	0.06
Transportation	0.01
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	15.49%
Chevron Corp.	8.67
BP PLC (United Kingdom)	4.91
Royal Dutch Shell PLC Class A (United Kingdom)	4.47
Total SA (France)	4.09
Royal Dutch Shell PLC Class B (United Kingdom)	3.58
ConocoPhillips	2.59
Occidental Petroleum Corp.	2.56
BG Group PLC (United Kingdom)	2.29
Eni SpA (Italy)	2.22

TOTAL	50.87%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL GOLD MINERS FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(34.94)%	(34.68)%	(34.84)%	(32.88)%	(33.11)%	(32.66)%	(34.97)%	(35.21)%	(34.84)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/31/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Global Gold Miners Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Gold Miners Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily engaged in the business of gold mining in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was -19.26%, net of fees, while the total return for the Index was -19.22%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Mining	99.81%
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Barrick Gold Corp. (Canada)	15.08%
Goldcorp Inc. (Canada)	12.93
Newmont Mining Corp.	9.37
Newcrest Mining Ltd. (Australia)	7.95
Yamana Gold Inc. (Canada)	4.59
Kinross Gold Corp. (Canada)	4.49
AngloGold Ashanti Ltd. (South Africa)	4.22
Randgold Resources Ltd. (United Kingdom)	4.14
Agnico-Eagle Mines Ltd. (Canada)	4.10
Eldorado Gold Corp. (Canada)	3.83

TOTAL	70.70%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.89)%	(15.23)%	(14.10)%	(11.67)%	(12.37)%	(11.78)%	(12.53)%	(13.28)%	(12.70)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/31/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Global Select Metals & Mining Producers Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Metals & Mining Producers Ex Gold & Silver Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily involved in the extraction and production of diversified metals, aluminum, steel, and precious metals and minerals, excluding gold and silver, in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was 13.24%, net of fees, while the total return for the Index was 13.26%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Mining	66.65%
Iron & Steel	29.50
Metal Fabricate & Hardware	1.57
Other*	2.15
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

BHP Billiton Ltd. (Australia)	13.00%
Rio Tinto PLC (United Kingdom)	7.67
BHP Billiton PLC (United Kingdom)	7.10
Anglo American PLC (United Kingdom)	4.32
Vale SA Class A (Preferred) (Brazil)	3.98
Xstrata PLC (United Kingdom)	3.94
Freeport-McMoRan Copper & Gold Inc.	3.23
Rio Tinto Ltd. (Australia)	3.17
Vale SA (Brazil)	2.60
Glencore International PLC (United Kingdom)	2.44

TOTAL	51.45%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL SILVER MINERS FUND

Performance as of February 28, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/13			Inception to 2/28/13			Inception to 2/28/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(28.06)%	(28.02)%	(27.83)%	(24.52)%	(24.31)%	(24.19)%	(26.18)%	(25.97)%	(25.92)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/31/12). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Global Silver Miners Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Silver Miners Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily engaged in the business of silver mining in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2013, the total return for the Fund was -12.97%, net of fees, while the total return for the Index was -12.83%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector	Percentage of Net Assets

Mining	99.84%
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

Silver Wheaton Corp. (Canada)	21.80%
Industrias Penoles SAB de CV (Mexico)	10.63
Compania de Minas Buenaventura SA SP ADR (Peru)	7.37
Fresnillo PLC (United Kingdom)	5.68
Pan American Silver Corp. (Canada)	4.77
First Majestic Silver Corp. (Canada)	4.52
Coeur d’Alene Mines Corp.	4.34
AuRico Gold Inc. (Canada)	4.07
Tahoe Resources Inc. (Canada)	4.06
Hecla Mining Co.	3.76

TOTAL	71.00%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Global Agriculture Producers
Actual	$1,000.00	$1,113.60	0.38%	$1.99
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.38	1.91
Global Energy Producers
Actual	1,000.00	1,037.30	0.39	1.97
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.39	1.96
Global Gold Miners
Actual	1,000.00	807.40	0.39	1.75
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.39	1.96
Global Select Metals & Mining Producers
Actual	1,000.00	1,132.40	0.39	2.06
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.39	1.96

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Fund	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [a]
Global Silver Miners
Actual	$1,000.00	$870.30	0.39%	$1.81
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.39	1.96

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 97.83%

AUSTRALIA — 2.39%
Australian Agricultural Co. Ltd.[a]	7,340	$10,107
GrainCorp Ltd. Class A	7,490	94,162
Incitec Pivot Ltd.	55,830	184,614
Nufarm Ltd.	5,910	33,942
Tassal Group Ltd.	3,750	7,332

		330,157
BELGIUM — 0.13%
SIPEF NV	210	17,826

		17,826
BRAZIL — 0.34%
Fertilizantes Heringer SAa	2,000	11,633
Sao Martinho SA	1,500	21,168
SLC Agricola SA	1,500	14,703

		47,504
CANADA — 12.21%
AG Growth International Inc.	425	14,299
Agrium Inc.	5,020	521,459
Potash Corp. of Saskatchewan Inc.	28,545	1,148,964

		1,684,722
CHILE — 0.20%
AquaChile SAa	11,730	9,572
Empresas Iansa SA	89,860	6,867
Multiexport Foods SA	35,115	11,533

		27,972
CHINA — 1.33%
Asian Citrus Holdings Ltd.	30,000	14,391
China Agri-Industries Holdings Ltd.	71,200	40,490
China BlueChemical Ltd. Class H	60,000	38,453
China Green Holdings Ltd.[a]	45,000	8,994
China Modern Dairy Holdings Ltd.[a]	70,000	23,469
DaChan Food Asia Ltd.	15,000	2,399
First Tractor Co. Ltd. Class Ha	20,000	19,523
Global Bio-Chem Technology Group Co. Ltd.	100,000	11,477
Sinofert Holdings Ltd.[b]	100,000	24,759

		183,955
DENMARK — 0.24%
Auriga Industries A/S Class Ba	545	10,608

Security	Shares	Value

East Asiatic Co. Ltd. A/S	390	$6,531
United International Enterprises Ltd.	90	15,781

		32,920
FINLAND — 0.05%
HKScan OYJ Class A	1,400	7,065

		7,065
FRANCE — 0.22%
Naturex	150	11,962
Vilmorin & Cie	142	17,919

		29,881
GERMANY — 3.10%
K+S AG Registered	5,960	280,544
KWS Saat AG	80	30,691
Suedzucker AG	2,645	116,014

		427,249
HONG KONG — 0.05%
Pacific Andes International Holdings Ltd.	120,000	6,577

		6,577
INDONESIA — 1.46%
PT Astra Agro Lestari Tbk	12,500	23,866
PT Bakrie Sumatera Plantations Tbk	827,500	9,334
PT Bisi International Tbk	82,500	6,915
PT BW Plantation Tbk	47,500	6,685
PT Charoen Pokphand Indonesia Tbk	247,500	112,692
PT Japfa Comfeed Indonesia Tbk	30,000	25,301
PT Malindo Feedmill Tbk	25,000	7,826
PT Sampoerna Agro Tbk	22,500	5,122
PT Tunas Baru Lampung Tbk	77,500	3,970

		201,711
ISRAEL — 1.80%
Israel Chemicals Ltd.	14,735	190,449
Israel Corp. Ltd. (The)	80	57,473

		247,922
ITALY — 2.64%
Fiat Industrial SpA	29,575	360,163
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	90	4,496

		364,659
JAPAN — 4.63%
Hokuto Corp.	1,000	19,022
Iseki & Co. Ltd.	5,000	17,613

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

February 28, 2013

Security	Shares	Value

Kubota Corp.	36,000	$436,636
Maruha Nichiro Holdings Inc.	15,000	27,639
Mitsui Sugar Co. Ltd.	5,000	16,530
Nippon Beet Sugar Manufacturing Co. Ltd.	5,000	9,755
Nippon Meat Packers Inc.	5,000	78,474
Sakata Seed Corp.	2,500	33,221

		638,890
MALAYSIA — 3.00%
Felda Global Ventures Holdings Bhd	35,500	51,576
Genting Plantations Bhd	7,500	20,555
Hap Seng Plantations Holdings Bhd	8,500	7,564
IJM Plantations Bhd	10,500	9,955
IOI Corp. Bhd	104,000	164,892
Kim Loong Resources Bhd	4,000	2,834
Kuala Lumpur Kepong Bhd	15,500	104,019
QL Resources Bhd	12,000	11,649
Rimbunan Sawit Bhd	14,000	3,284
Sarawak Oil Palms Bhd	5,000	8,170
TDM Bhd	3,000	3,281
TH Plantations Bhd	6,000	3,941
Tradewinds Malaysia Bhd	3,000	8,969
TSH Resources Bhd	10,000	7,054
United Malacca Bhd	2,500	5,695

		413,438
NETHERLANDS — 0.77%
Nutreco NV	1,145	106,640

		106,640
NEW ZEALAND — 0.02%
PGG Wrightson Ltd.[a]	9,640	3,197

		3,197
NORWAY — 3.59%
Austevoll Seafood ASA	3,400	21,392
Cermaq ASA[a]	1,880	32,365
Copeinca ASA	645	6,538
Leroey Seafood Group ASA	635	19,533
Marine Harvest ASA[a]	101,135	106,850
Yara International ASA	6,435	308,608

		495,286
POLAND — 0.47%
Kernel Holding SAa	1,850	37,938
Zaklady Azotowe w Tarnowie-Moscicach SAa	1,500	26,649

		64,587

Security	Shares	Value

RUSSIA — 2.42%
Uralkali OJSC	45,000	$334,530

		334,530
SINGAPORE — 2.68%
Bumitama Agri Ltd.[a]	10,000	8,806
First Resources Ltd.[b]	10,000	15,714
GMG Global Ltd.	115,000	12,915
Golden Agri-Resources Ltd.	240,000	126,035
Indofood Agri Resources Ltd.[b]	20,000	20,036
Wilmar International Ltd.	65,000	186,427

		369,933
SOUTH AFRICA — 0.70%
Astral Foods Ltd.	1,195	11,986
Illovo Sugar Ltd.	6,965	23,831
Tongaat Hulett Ltd.	3,480	53,910
Zeder Investments Ltd.	18,355	6,955

		96,682
SOUTH KOREA — 0.33%
Dongwon Industries Co. Ltd.	40	10,528
Harim Co. Ltd.[a]	2,555	8,058
Namhae Chemical Corp.	1,850	13,019
Nong Woo Bio Co. Ltd.	155	3,478
Sajo Industries Co. Ltd.[a]	60	2,762
Silla Co. Ltd.	250	5,472
TS Corp.	100	2,604

		45,921
SPAIN — 0.06%
Pescanova SA	345	7,848

		7,848
SWEDEN — 0.07%
Black Earth Farming Ltd. SDR[a]	4,966	9,477

		9,477
SWITZERLAND — 9.51%
Syngenta AG Registered	3,075	1,311,785

		1,311,785
TAIWAN — 0.56%
Sesoda Corp.	5,000	5,612
Sinon Corp.	15,000	7,205
Taiwan Fertilizer Co. Ltd.	25,000	60,590
Taiyen Biotech Co. Ltd.	5,000	3,548

		76,955

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

February 28, 2013

Security	Shares	Value

THAILAND — 0.90%
Charoen Pokphand Foods PCL NVDR	102,500	$111,975
GFPT PCL NVDR	14,500	3,875
Khon Kaen Sugar Industry PCL NVDR	16,500	8,596

		124,446
TURKEY — 0.20%
Bagfas Bandirma Gubre Fabrikalari AS	360	10,908
Gubre Fabrikalari TAS[a]	1,590	16,001

		26,909
UNITED STATES — 41.76%
AGCO Corp.	3,325	171,171
Alico Inc.	135	5,785
American Vanguard Corp.	735	22,807
Archer-Daniels-Midland Co.	21,735	692,477
Bunge Ltd.	4,775	353,875
Cal-Maine Foods Inc.	470	19,030
CF Industries Holdings Inc.	2,060	413,710
Darling International Inc.[a]	3,890	64,924
Deere & Co.	12,230	1,074,161
Dole Food Co. Inc.[a]	1,285	14,392
Fresh Del Monte Produce Inc.	1,335	34,830
Ingredion Inc.	2,530	167,486
Intrepid Potash Inc.	1,960	38,632
Lindsay Corp.	450	38,453
Monsanto Co.	17,840	1,802,375
Mosaic Co. (The)	9,980	584,229
Pilgrim’s Pride Corp.[a]	2,000	17,620
Sanderson Farms Inc.	645	32,721
Scotts Miracle-Gro Co. (The) Class A	1,415	62,699
Smithfield Foods Inc.[a]	4,805	106,863
Titan International Inc.	2,120	44,753

		5,762,993

TOTAL COMMON STOCKS
(Cost: $12,586,322)		13,499,637

INVESTMENT COMPANIES — 0.78%

INDIA — 0.78%
iShares S&P India Nifty 50 Index Fund[c]	4,500	107,505

		107,505

TOTAL INVESTMENT COMPANIES
(Cost: $106,247)		107,505

Security	Shares	Value

PREFERRED STOCKS — 1.22%

CHILE — 1.22%
Sociedad Quimica y Minera de Chile SA Series B	3,030	$168,144

		168,144

TOTAL PREFERRED STOCKS
(Cost: $180,065)		168,144

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	41,775	41,775
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	3,025	3,025
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	4,932	4,932

		49,732

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,732)		49,732

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $12,922,366)		13,825,018
Other Assets, Less Liabilities — (0.19)%		(25,727)

NET ASSETS — 100.00%		$13,799,291

NVDR  —  Non-Voting Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 98.39%

AUSTRALIA — 2.05%
Aquila Resources Ltd.[a,b]	266	$719
Aurora Oil and Gas Ltd.[a]	632	2,510
AWE Ltd.[a]	938	1,248
Beach Energy Ltd.	2,211	3,203
Buru Energy Ltd.[a]	324	896
Caltex Australia Ltd.	240	4,902
Coalspur Mines Ltd.[a]	560	413
Cockatoo Coal Ltd.[a]	1,028	116
Drillsearch Energy Ltd.[a]	812	1,164
Energy Resources of Australia Ltd.[a]	308	413
Guildford Coal Ltd.[a]	276	127
Horizon Oil Ltd.[a]	1,626	732
Karoon Gas Australia Ltd.[a]	312	2,233
Linc Energy Ltd.[a]	812	2,244
Nexus Energy Ltd.[a]	4,072	709
Paladin Energy Ltd.[a]	1,324	1,593
Red Fork Energy Ltd.[a]	1,350	1,002
Roc Oil Co. Ltd.[a]	1,350	732
Santos Ltd.	1,720	23,613
Senex Energy Ltd.[a]	1,285	908
Whitehaven Coal Ltd.	750	2,150
Woodside Petroleum Ltd.	1,230	47,220

		98,847
AUSTRIA — 0.27%
OMV AG	296	12,902

		12,902
BRAZIL — 0.92%
HRT Participacoes em Petroleo SAa	400	745
OGX Petroleo e Gas Participacoes SAa	2,400	3,824
Petroleo Brasileiro SA	5,400	39,576
Refinaria de Petroleos Manguinhos SAa	600	100

		44,245
CANADA — 10.46%
Advantage Oil & Gas Ltd.[a]	272	847
Angle Energy Inc.[a]	108	281
ARC Resources Ltd.	528	13,353
Athabasca Oil Corp.[a]	600	5,918
Bankers Petroleum Ltd.[a]	422	1,260
Baytex Energy Corp.	214	8,966

Security	Shares	Value

Bellatrix Exploration Ltd.[a]	174	$916
Birchcliff Energy Ltd.[a]	158	1,205
BlackPearl Resources Inc.[a]	470	1,148
Bonavista Energy Corp.	268	3,420
Bonterra Energy Corp.	30	1,426
Cameco Corp.	718	15,365
Canacol Energy Ltd.[a]	160	529
Canadian Natural Resources Ltd.	1,998	61,259
Canadian Oil Sands Ltd.	882	18,111
Cenovus Energy Inc.	1,376	44,691
Cequence Energy Ltd.[a]	200	286
Connacher Oil and Gas Ltd.[a]	736	107
Crescent Point Energy Corp.	660	25,198
Crew Energy Inc.[a]	180	1,129
DeeThree Exploration Ltd.[a]	168	1,062
Denison Mines Corp.[a]	538	691
Encana Corp.	1,348	24,323
Enerplus Corp.	338	4,606
Freehold Royalties Ltd.	150	3,138
Husky Energy Inc.	660	20,358
Imperial Oil Ltd.	552	23,024
Ithaca Energy Inc.[a]	538	1,031
Legacy Oil & Gas Inc. Class Aa	226	1,407
Long Run Exploration Ltd.[a]	228	916
MEG Energy Corp.[a]	240	7,774
Nexen Inc.	960	26,417
Niko Resources Ltd.	86	566
NuVista Energy Ltd.[a]	156	862
Pace Oil & Gas Ltd.[a]	78	219
Pacific Rubiales Energy Corp.	548	13,459
Paramount Resources Ltd. Class Aa	88	3,248
Parex Resources Inc.[a]	200	988
Pengrowth Energy Corp.	881	3,762
Penn West Petroleum Ltd.	858	8,363
PetroBakken Energy Ltd.	399	3,307
Petrominerales Ltd.	180	1,506
Peyto Exploration & Development Corp.	242	5,925
Santonia Energy Inc.[a]	126	154
Southern Pacific Resource Corp.[a]	528	529
SouthGobi Resources Ltd.[a]	200	416
Sprott Resource Corp.	206	856
Suncor Energy Inc.	2,824	85,842
Surge Energy Inc.[a]	200	613

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

February 28, 2013

Security	Shares	Value

Tag Oil Ltd.[a]	200	$695
Talisman Energy Inc.	1,932	24,337
Tourmaline Oil Corp.[a]	254	9,082
TransGlobe Energy Corp.[a]	116	916
Trilogy Energy Corp.	96	2,545
Twin Butte Energy Ltd.	600	1,296
Uranium One Inc.[a]	850	2,265
Vermilion Energy Inc.	194	10,071
Whitecap Resources Inc.	200	1,718
Zargon Oil & Gas Ltd.	64	450

		504,152
CHINA — 3.71%
China Coal Energy Co. Class H	8,000	7,933
China Qinfa Group Ltd.	4,000	511
China Shenhua Energy Co. Ltd. Class H	7,000	26,538
CNOOC Ltd.	32,000	62,887
Hidili Industry International Development Ltd.	4,000	1,094
Kunlun Energy Co. Ltd.	8,000	16,588
MIE Holdings Corp.	4,000	1,155
PetroChina Co. Ltd. Class H	40,000	54,985
Sino Oil And Gas Holdings Ltd.[a]	50,000	1,038
Yanzhou Coal Mining Co. Ltd. Class H	4,000	6,200

		178,929
COLOMBIA — 0.53%
Ecopetrol SA SP ADR	448	25,782

		25,782
FINLAND — 0.07%
Neste Oil OYJ	210	3,166

		3,166
FRANCE — 4.19%
Esso SA Francaise	8	576
Etablissements Maurel et Prom	148	2,707
Maurel & Prom Nigeria[a]	382	1,643
Total SA	3,932	196,856

		201,782
GREECE — 0.08%
Hellenic Petroleum SA	285	3,159
Motor Oil (Hellas) Corinth Refineries SA	64	744

		3,903
HONG KONG — 0.01%
Mongolia Energy Corp. Ltd.[a]	8,000	407

		407

Security	Shares	Value

HUNGARY — 0.12%
MOL Hungarian Oil and Gas PLC	76	$5,841

		5,841
INDIA — 0.76%
Reliance Industries Ltd. SP GDR[c]	1,206	36,421

		36,421
INDONESIA — 0.35%
PT Adaro Energy Tbk	27,000	4,387
PT Benakat Petroleum Energy Tbk[a]	29,000	462
PT Bukit Asam (Persero) Tbk	2,000	3,125
PT Bumi Resources Tbk	29,000	2,461
PT Delta Dunia Makmur Tbk[a]	11,000	250
PT Energi Mega Persada Tbk[a]	53,000	570
PT Indika Energy Tbk	3,000	435
PT Indo Tambangraya Megah Tbk	1,000	4,165
PT Medco Energi Internasional Tbk	3,000	522
PT Resource Alam Indonesia Tbk	1,000	277

		16,654
ISRAEL — 0.07%
Naphtha Israel Petroleum Corp. Ltd.[a]	123	585
Oil Refineries Ltd.[a]	2,218	1,154
Paz Oil Co. Ltd.[a]	12	1,801

		3,540
ITALY — 2.26%
Eni SpA	4,684	106,918
ERG SpA	172	1,546
Saras SpA[a]	582	662

		109,126
JAPAN — 1.19%
Cosmo Oil Co. Ltd.	2,000	4,726
INPEX Corp.	4	21,374
JX Holdings Inc.	4,400	26,993
Showa Shell Sekiyu K.K.	600	4,364

		57,457
MALAYSIA — 0.01%
Petron Malaysia Refining & Marketing Bhd	600	542

		542
NEW ZEALAND — 0.02%
New Zealand Oil & Gas Ltd.	968	746

		746

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

February 28, 2013

Security	Shares	Value

NORWAY — 1.17%
Det norske oljeselskap ASA[a]	104	$1,639
DNO International ASA[a]	1,152	2,080
Norwegian Energy Co. ASA[a]	694	485
Statoil ASA	2,088	52,075

		56,279
PHILIPPINES — 0.03%
Philex Petroleum Corp.[a]	2,000	1,653

		1,653
POLAND — 0.27%
Grupa Lotos SAa	84	1,105
Lubelski Wegiel Bogdanka SA	64	2,609
Polski Koncern Naftowy Orlen SAa	558	9,430

		13,144
PORTUGAL — 0.17%
Galp Energia SGPS SA Class B	526	8,128

		8,128
RUSSIA — 2.69%
LUKOIL OAO	952	61,066
NovaTek OAO SP GDR[d]	178	20,648
Rosneft Oil Co. OJSC	2,350	18,738
Surgutneftegas OJSC	13,200	12,376
Tatneft OAO Class S	2,580	16,886

		129,714
SOUTH AFRICA — 0.10%
Exxaro Resources Ltd.	262	5,018

		5,018
SOUTH KOREA — 0.54%
S-Oil Corp.	84	7,750
SK Innovation Co. Ltd.	110	18,082

		25,832
SPAIN — 0.69%
Repsol SA	1,554	33,136

		33,136
SWEDEN — 0.21%
Alliance Oil Co. Ltd. SDR[a]	142	1,224
Lundin Petroleum ABa	394	8,980

		10,204
THAILAND — 0.55%
Bangchak Petroleum PCL NVDR	1,000	1,302
Banpu PCL NVDR	300	3,943

Security	Shares	Value

Esso (Thailand) PCL NVDR	2,200	$754
IRPC PCL NVDR	20,000	2,864
PTT Exploration & Production PCL NVDR	2,631	13,973
Thai Oil PCL NVDR	1,600	3,765

		26,601
TURKEY — 0.19%
Turkiye Petrol Rafinerileri AS	334	9,359

		9,359
UNITED KINGDOM — 16.64%
Afren PLC[a]	1,888	4,075
Amerisur Resources PLC[a]	1,274	933
Anglo Pacific Group PLC	212	915
BG Group PLC	6,238	110,361
Borders & Southern Petroleum PLC[a]	830	271
Bowleven PLC[a]	676	790
BP PLC	34,950	236,454
Cairn Energy PLC[a]	1,010	4,166
EnQuest PLC[a]	1,090	2,201
Essar Energy PLC[a]	568	1,161
Falkland Oil & Gas Ltd.[a]	466	212
Faroe Petroleum PLC[a]	328	682
Gulf Keystone Petroleum Ltd.[a]	1,480	4,240
Hargreaves Services PLC	54	700
Heritage Oil PLC[a]	340	989
JKX Oil & Gas PLC[a]	224	229
Ophir Energy PLC[a]	472	3,432
Premier Oil PLC[a]	986	5,725
Rockhopper Exploration PLC[a]	482	1,046
Royal Dutch Shell PLC Class A	6,546	215,622
Royal Dutch Shell PLC Class B	5,114	172,606
Salamander Energy PLC[a]	485	1,484
SOCO International PLC[a]	434	2,433
Tullow Oil PLC	1,642	30,259
Valiant Petroleum PLC[a]	92	484
Xcite Energy Ltd.[a]	258	404

		801,874
UNITED STATES — 48.07%
Abraxas Petroleum Corp.[a]	126	258
Alpha Natural Resources Inc.[a]	404	3,224
Anadarko Petroleum Corp.	942	74,964
Apache Corp.	728	54,069
Approach Resources Inc.[a]	44	1,089

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

February 28, 2013

Security	Shares	Value

Arch Coal Inc.	372	$1,946
Berry Petroleum Co. Class A	82	3,753
Bill Barrett Corp.[a]	94	1,697
Bonanza Creek Energy Inc.[a]	46	1,556
BPZ Resources Inc.[a]	158	389
Cabot Oil & Gas Corp.	380	23,549
Carrizo Oil & Gas Inc.[a]	64	1,503
Chesapeake Energy Corp.	1,204	24,273
Chevron Corp.	3,566	417,757
Cimarex Energy Co.	154	10,366
Clayton Williams Energy Inc.[a]	12	476
Cloud Peak Energy Inc.[a]	98	1,680
Cobalt International Energy Inc.[a]	422	10,411
Comstock Resources Inc.[a]	84	1,186
Concho Resources Inc.[a]	180	16,193
ConocoPhillips	2,156	124,940
CONSOL Energy Inc.	412	13,246
Contango Oil & Gas Co.	44	1,705
Continental Resources Inc.[a]	82	7,216
CVR Energy Inc.	32	1,798
Denbury Resources Inc.[a]	728	13,191
Devon Energy Corp.	708	38,416
Endeavour International Corp.[a]	50	127
Energen Corp.	134	6,196
Energy XXI (Bermuda) Ltd.	122	3,627
EOG Resources Inc.	492	61,849
EPL Oil & Gas Inc.[a]	82	2,110
EQT Corp.	282	17,791
EXCO Resources Inc.	236	1,567
Exxon Mobil Corp.	8,338	746,668
Forest Oil Corp.[a]	198	1,148
FX Energy Inc.[a]	78	275
Goodrich Petroleum Corp.[a]	48	619
Gulfport Energy Corp.[a]	144	5,897
Halcon Resources Corp.[a]	377	2,677
Harvest Natural Resources Inc.[a]	50	270
Hess Corp.	556	36,974
HollyFrontier Corp.	348	19,558
James River Coal Co.[a]	50	132
Kodiak Oil & Gas Corp.[a]	564	5,020
Laredo Petroleum Holdings Inc.[a]	50	857
Magnum Hunter Resources Corp.[a]	190	735
Marathon Oil Corp.	1,300	43,550

Security	Shares	Value

Marathon Petroleum Corp.	616	$51,054
Matador Resources Co.[a]	114	890
McMoRan Exploration Co.[a]	170	2,735
Newfield Exploration Co.[a]	244	5,641
Noble Energy Inc.	326	36,131
Northern Oil and Gas Inc.[a]	100	1,371
Oasis Petroleum Inc.[a]	138	5,065
Occidental Petroleum Corp.	1,500	123,495
PDC Energy Inc.[a]	40	1,866
Peabody Energy Corp.	490	10,564
Penn Virginia Corp.	82	334
PetroQuest Energy Inc.[a]	98	376
Phillips 66	1,078	67,871
Pioneer Natural Resources Co.	238	29,943
Plains Exploration & Production Co.[a]	218	9,891
QEP Resources Inc.	324	9,869
Quicksilver Resources Inc.[a]	160	298
Range Resources Corp.	296	22,733
Resolute Energy Corp.[a]	106	1,079
Rex Energy Corp.[a]	66	890
Rosetta Resources Inc.[a]	96	4,673
Sanchez Energy Corp.[a]	56	1,037
SandRidge Energy Inc.[a]	656	3,739
SM Energy Co.	116	6,714
Solazyme Inc.[a]	76	663
Southwestern Energy Co.[a]	644	22,070
Stone Energy Corp.[a]	72	1,472
Swift Energy Co.[a]	74	1,000
Tesoro Corp.	256	14,397
Ultra Petroleum Corp.[a]	286	4,879
Uranium Energy Corp.[a]	130	300
VAALCO Energy Inc.[a]	96	779
Valero Energy Corp.	988	45,043
W&T Offshore Inc.	58	862
Warren Resources Inc.[a]	102	267
Western Refining Inc.	84	3,015
Whiting Petroleum Corp.[a]	212	10,324
WPX Energy Inc.[a]	356	5,052

		2,316,880

TOTAL COMMON STOCKS
(Cost: $4,911,298)		4,742,264

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

February 28, 2013

Security	Shares	Value
PREFERRED STOCKS — 1.55%

BRAZIL — 1.36%
Petroleo Brasileiro SA	7,800	$65,529

		65,529
RUSSIA — 0.19%
Surgutneftegas OJSC	12,800	9,424

		9,424

TOTAL PREFERRED STOCKS
(Cost: $116,862)		74,953

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,f,g]	707	707
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[e,f,g]	51	51
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[e,f]	602	602

		1,360

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,360)		1,360

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $5,029,520)		4,818,577
Other Assets, Less Liabilities — 0.03%		1,371

NET ASSETS — 100.00%		$4,819,948

NVDR  —  Non-Voting Depositary Receipts

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

AUSTRALIA — 12.19%
Focus Minerals Ltd.[a]	1,713,616	$45,612
Kingsgate Consolidated Ltd.	44,464	162,962
Kingsrose Mining Ltd.	131,376	91,457
Medusa Mining Ltd.	46,032	201,696
Newcrest Mining Ltd.	88,320	2,048,863
Northern Star Resources Ltd.	79,824	76,408
Resolute Mining Ltd.	114,880	159,947
Silver Lake Resources Ltd.[a,b]	129,008	289,238
Troy Resources Ltd.	21,472	64,847

		3,141,030
CANADA — 54.85%
Agnico-Eagle Mines Ltd.	26,256	1,056,318
Alacer Gold Corp.[a]	41,488	142,860
Argonaut Gold Inc.[a]	21,440	168,926
AuRico Gold Inc.[a]	50,528	317,013
B2Gold Corp.[a]	143,568	435,710
Barrick Gold Corp.	127,696	3,884,105
Centerra Gold Inc.	35,904	233,993
China Gold International Resources Corp. Ltd.[a]	61,232	185,236
Eldorado Gold Corp.	99,744	987,689
Goldcorp Inc.	101,680	3,329,166
Great Basin Gold Ltd.[a,c]	242,539	2
Kinross Gold Corp.	151,440	1,156,368
Kirkland Lake Gold Inc.[a]	18,736	111,536
Lake Shore Gold Corp.[a,b]	103,472	58,376
Nevsun Resources Ltd.	36,688	134,540
OceanaGold Corp.[a]	53,760	126,550
Osisko Mining Corp.[a]	68,176	395,906
San Gold Corp.[a,b]	145,088	40,222
SEMAFO Inc.	65,472	180,867
Yamana Gold Inc.	80,000	1,181,266

		14,126,649
CHINA — 1.22%
China Precious Metal Resources Holdings Co. Ltd.[a,b]	1,056,000	190,642
Lingbao Gold Co. Ltd. Class H	320,000	123,381

		314,023

Security	Shares	Value

PERU — 3.05%
Compania de Minas Buenaventura SA SP ADR	30,624	$784,587

		784,587
SOUTH AFRICA — 10.21%
AngloGold Ashanti Ltd.	44,192	1,085,555
DRDGOLD Ltd.	266,720	195,892
Gold Fields Ltd.	107,312	914,090
Harmony Gold Mining Co. Ltd.	68,800	434,989

		2,630,526
TURKEY — 0.63%
Koza Altin Isletmeleri AS	6,800	161,054

		161,054
UNITED KINGDOM — 6.62%
African Barrick Gold PLC	3,504	13,978
Centamin PLC[a,b]	254,704	207,619
Highland Gold Mining Ltd.	95,104	151,220
Pan African Resources PLC[a]	307,024	74,568
Petropavlovsk PLC	41,648	190,797
Randgold Resources Ltd.	12,816	1,067,055

		1,705,237
UNITED STATES — 11.04%
Allied Nevada Gold Corp.[a]	16,560	303,048
Gold Resource Corp.	9,744	127,646
Newmont Mining Corp.	59,904	2,413,532

		2,844,226

TOTAL COMMON STOCKS
(Cost: $36,592,950)		25,707,332

SHORT-TERM INVESTMENTS — 1.30%

MONEY MARKET FUNDS — 1.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	310,176	310,176
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	22,458	22,458

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL GOLD MINERS FUND

February 28, 2013

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	2,780	$2,780

		335,414

TOTAL SHORT-TERM INVESTMENTS
(Cost: $335,414)		335,414

TOTAL INVESTMENTS IN SECURITIES — 101.11%
(Cost: $36,928,364)		26,042,746
Other Assets, Less Liabilities — (1.11)%		(285,617)

NET ASSETS — 100.00%		$25,757,129

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 94.18%

AUSTRALIA — 19.87%
Alumina Ltd.[a]	634,256	$801,910
Aquarius Platinum Ltd.[a]	117,824	109,766
Arrium Ltd.	349,664	429,562
Atlas Iron Ltd.	216,048	324,027
Bathurst Resources Ltd.[a]	157,136	54,695
BC Iron Ltd.	14,000	58,620
BHP Billiton Ltd.	819,728	31,109,015
BlueScope Steel Ltd.[a]	144,144	671,432
Cudeco Ltd.[a]	28,672	109,780
Fortescue Metals Group Ltd.	356,720	1,723,707
Gindalbie Metals Ltd.[a,b]	293,216	73,544
Grange Resources Ltd.	133,504	36,902
Iluka Resources Ltd.	109,088	1,174,861
Imdex Ltd.	52,080	85,307
Independence Group NL	58,576	268,053
Indophil Resources NLa	224,560	78,164
Ivanhoe Australia Ltd.[a]	96,656	38,096
Jupiter Mines Ltd.[a]	75,132	8,076
Kagara Ltd.[a,c]	1,161	—
Lynas Corp. Ltd.[a,b]	498,512	316,418
Metals X Ltd.[a]	178,192	27,364
Mincor Resources NL	46,592	46,268
Mineral Deposits Ltd.[a]	20,832	88,506
Mirabela Nickel Ltd.[a]	174,496	66,097
Mount Gibson Iron Ltd.	173,376	130,458
Northern Iron Ltd.[a]	75,936	39,258
OM Holdings Ltd.[a]	93,184	31,958
OZ Minerals Ltd.	78,960	514,113
PanAust Ltd.	122,528	346,209
Panoramic Resources Ltd.	67,200	30,958
Perilya Ltd.[a]	88,032	26,136
Rex Minerals Ltd.[a]	45,136	25,645
Rio Tinto Ltd.	110,432	7,580,321
Sandfire Resources NLa,b	23,296	163,368
Sims Metal Management Ltd.	46,704	520,686
Sundance Resources Ltd.[a]	648,459	199,158
Tiger Resources Ltd.[a]	170,800	55,080
Western Areas NL	33,712	137,706
Western Desert Resources Ltd.[a]	50,848	42,165

		47,543,389

Security	Shares	Value

AUSTRIA — 0.45%
AMAG Austria Metall AGd	3,696	$115,725
Voestalpine AG	28,560	965,559

		1,081,284
BELGIUM — 0.21%
Bekaert NV	10,304	280,667
Nyrstar NVa	39,536	226,598

		507,265
BRAZIL — 3.10%
Companhia Siderurgica Nacional SA	190,400	963,027
MMX Mineracao e Metalicos SAa	56,000	94,603
Paranapanema SAa	56,000	148,703
Vale SA	324,800	6,209,822

		7,416,155
CANADA — 4.82%
Augusta Resource Corp.[a]	25,984	69,759
Capstone Mining Corp.[a]	73,248	166,724
Copper Mountain Mining Corp.[a]	25,760	80,684
Dundee Precious Metals Inc.[a]	24,304	186,763
Eastern Platinum Ltd.[a]	241,024	45,717
First Quantum Minerals Ltd.	120,736	2,256,056
Harry Winston Diamond Corp.[a]	18,144	285,031
HudBay Minerals Inc.	43,568	419,978
Imperial Metals Corp.[a]	11,872	160,749
Inmet Mining Corp.	13,440	887,677
Lundin Mining Corp.[a]	133,168	604,926
Major Drilling Group International	22,288	198,371
North American Palladium Ltd.[a,b]	41,552	61,436
Northern Dynasty Minerals Ltd.[a]	19,488	61,797
Orbite Aluminae Inc.[a,b]	42,112	73,733
Sabina Gold & Silver Corp.[a]	35,056	62,061
Sherritt International Corp.	74,368	384,120
Taseko Mines Ltd.[a]	52,192	149,258
Teck Resources Ltd. Class B	146,272	4,543,033
Thompson Creek Metals Co. Inc.[a,b]	45,584	156,078
Turquoise Hill Resources Ltd.[a]	104,273	668,410

		11,522,361
CHILE — 0.31%
CAP SA	20,720	745,140

		745,140
CHINA — 1.52%
Aluminum Corp. of China Ltd. Class Ha,b	1,120,000	483,826

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

February 28, 2013

Security	Shares	Value

Angang Steel Co. Ltd. Class Ha,b	448,000	$301,561
China Kingstone Mining Holdings Ltd.[a,c]	309,000	8,218
China Metal Recycling Holdings Ltd.[b,c]	132,000	120,385
China Nickel Resources Holding Co. Ltd.	224,000	21,086
China Rare Earth Holdings Ltd.	448,000	97,054
China Vanadium Titano-Magnetite Mining Co. Ltd.	448,000	104,564
Chongqing Iron & Steel Co. Ltd. Class Ha	224,000	39,573
CITIC Dameng Holdings Ltd.	224,000	23,397
Fosun International Ltd.	448,000	291,740
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	448,000	149,625
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	79,800	86,264
Jiangxi Copper Co. Ltd. Class H	336,000	805,029
MMG Ltd.[a]	448,000	198,152
Newton Resources Ltd.[a]	448,000	47,949
North Mining Shares Co. Ltd.[a]	2,240,000	132,872
Shougang Concord International Enterprises Co. Ltd.[a,b]	1,344,000	86,655
Shougang Fushan Resources Group Ltd.	896,000	395,149
Tiangong International Co. Ltd.	448,000	131,139
Winsway Coking Coal Holding Ltd.[b]	448,000	64,703
Xinjiang Xinxin Mining Industry Co. Ltd. Class Hb	224,000	50,260

		3,639,201
FINLAND — 0.15%
Outokumpu OYJ[a,b]	242,592	212,492
Rautaruukki OYJ[b]	22,064	146,535

		359,027
FRANCE — 1.68%
Aperam	12,992	172,483
ArcelorMittal	255,808	3,850,969

		4,023,452
GERMANY — 1.41%
Aurubis AG	8,960	629,503
Salzgitter AG	10,640	508,348

Security	Shares	Value

ThyssenKrupp AGa	98,560	$2,225,926

		3,363,777
GREECE — 0.13%
Mytilineos Holdings SAa	22,550	150,352
Viohalco Hellenic Copper and Aluminum Industry SAa	25,080	149,187

		299,539
HONG KONG — 0.07%
CST Mining Group Ltd.[a]	6,272,000	99,481
IRC Ltd.[a,b]	448,000	61,814

		161,295
INDIA — 0.96%
Sterlite Industries (India) Ltd. SP ADR	158,928	1,120,442
Tata Steel Ltd. SP GDR[e]	182,560	1,182,989

		2,303,431
INDONESIA — 0.16%
PT Aneka Tambang (Persero) Tbk	1,008,000	134,560
PT Borneo Lumbung Energi & Metal Tbk[a]	1,176,000	59,022
PT Krakatau Steel (Persero) Tbk	1,288,000	89,301
PT Timah (Persero) Tbk	616,000	93,705

		376,588
ITALY — 0.03%
Intek Group SpA[a]	177,856	81,498

		81,498
JAPAN — 6.70%
Asahi Holdings Inc.	11,200	220,455
Dowa Holdings Co. Ltd.	112,000	827,921
JFE Holdings Inc.	134,400	2,894,568
Kobe Steel Ltd.[a]	784,000	1,062,215
Kyoei Steel Ltd.	11,200	203,824
Maruichi Steel Tube Ltd.	11,200	275,205
Mitsubishi Materials Corp.	336,000	1,027,011
Mitsui Mining & Smelting Co. Ltd.	112,000	277,997
Neturen Co. Ltd.	11,200	90,076
Nippon Coke & Engineering Co. Ltd.	112,000	146,889
Nippon Light Metal Holdings Co. Ltd.[a]	190,400	220,819
Nippon Steel & Sumitomo Metal Corp.	1,996,400	5,431,350
Nisshin Steel Holdings Co. Ltd.[a]	22,400	172,868
OSAKA Titanium technologies Co. Ltd.[b]	11,200	225,190
Sumitomo Light Metal Industries Ltd.	224,000	220,941

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

February 28, 2013

Security	Shares	Value

Sumitomo Metal Mining Co. Ltd.	112,000	$1,773,596
Toho Titanium Co. Ltd.	11,200	96,631
Tokyo Steel Manufacturing Co. Ltd.	56,000	277,390
TOPY Industries Ltd.	112,000	258,574
Yamato Kogyo Co. Ltd.	11,200	322,064

		16,025,584
MALAYSIA — 0.08%
Ann Joo Resources Bhd	112,000	45,300
CSC Steel Holdings Bhd	112,000	43,488
Kinsteel Bhd[a]	336,000	32,616
Lion Industries Corp. Bhd	156,800	47,692
Press Metal Bhd	56,000	32,254

		201,350
MEXICO — 2.06%
Compania Minera Autlan SAB de CV Series B	22,400	19,669
Grupo Mexico SAB de CV Series B	963,200	3,782,561
Grupo Simec SAB de CV Series Ba	22,400	95,522
Industrias CH SAB de CV Series Ba,b	44,800	365,540
Minera Frisco SAB de CV Series A1[a]	156,800	662,150

		4,925,442
NETHERLANDS — 0.03%
AMG Advanced Metallurgical Group NVa	8,960	75,051

		75,051
NORWAY — 0.44%
Norsk Hydro ASA	238,000	1,056,539

		1,056,539
PERU — 0.93%
Southern Copper Corp.	58,688	2,217,820

		2,217,820
PHILIPPINES — 0.09%
Atlas Consolidated Mining & Development Corp.[a]	224,000	118,446
Nickel Asia Corp.	201,600	105,113

		223,559
POLAND — 0.98%
Alchemia SAa	28,000	40,308
Impexmetal SAa	9,408	9,483
Jastrzebska Spolka Weglowa SA	9,632	288,243
KGHM Polska Miedz SA	35,280	2,008,189

		2,346,223

Security	Shares	Value

RUSSIA — 1.37%
Belon OJSC[a]	67,200	$13,505
Mechel OAO SP ADR	37,184	204,140
MMC Norilsk Nickel OJSC	12,208	2,155,762
Novolipetsk Steel OJSC SP GDR[e]	17,472	335,288
Raspadskaya OAO[a]	33,600	69,631
Severstal OAO	44,800	499,345

		3,277,671
SINGAPORE — 0.06%
Midas Holdings Ltd.	336,000	141,159

		141,159
SOUTH AFRICA — 2.42%
African Rainbow Minerals Ltd.	28,224	601,302
Anglo American Platinum Ltd.	17,248	816,967
ArcelorMittal South Africa Ltd.[a]	50,400	162,613
Assore Ltd.	8,624	324,384
Impala Platinum Holdings Ltd.	137,088	2,123,690
Kumba Iron Ore Ltd.	20,832	1,319,497
Merafe Resources Ltd.[a]	396,704	37,139
Northam Platinum Ltd.	63,504	277,295
Palabora Mining Co. Ltd.	3,584	41,018
Royal Bafokeng Platinum Ltd.[a]	15,344	95,080

		5,798,985
SOUTH KOREA — 3.54%
CNK International Co. Ltd.[a]	11,424	52,751
Daehan Steel Co. Ltd.	3,360	24,669
Dongbu Steel Co. Ltd.[a]	6,720	24,421
Dongkuk Industries Co. Ltd.	7,504	23,597
Dongkuk Steel Mill Co. Ltd.	11,200	130,843
EG Corp.	1,232	45,738
Hyundai BNG Steel Co. Ltd.[a]	2,240	23,376
Hyundai Hysco Co. Ltd.	8,960	298,715
Hyundai Steel Co.	14,224	1,117,875
KISCO Corp.	1,120	29,892
KISWIRE Ltd.	1,120	30,513
Korea Zinc Co. Ltd.	2,128	738,926
Poongsan Corp.	4,480	120,603
Poongsan Holdings Corp.	1,120	24,307
POSCO	16,680	5,445,367
POSCO Chemtech Co. Ltd.	672	75,465
POSCO M-Tech Co. Ltd.[b]	6,720	59,453
SeAH Besteel Corp.	3,360	103,795

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

February 28, 2013

Security	Shares	Value

SeAH Holdings Corp.	224	$17,542
SeAH Steel Corp.	560	47,010
Shine Co. Ltd.[a]	2,016	20,387

		8,455,245
SPAIN — 0.18%
Acerinox SAb	24,864	268,499
Tubacex SAa	27,552	85,008
Tubos Reunidos SA	32,816	73,791

		427,298
SWEDEN — 0.77%
Boliden AB	67,088	1,142,854
Hoganas AB Class B	5,264	265,426
SSAB AB Class A	49,168	382,176
SSAB AB Class B	8,176	55,242

		1,845,698
SWITZERLAND — 0.03%
Schmolz + Bickenbach AG Registered[a]	22,512	61,032

		61,032
TAIWAN — 1.62%
China Metal Products Co. Ltd.	112,080	129,585
China Steel Corp.	2,912,780	2,670,609
Chun Yuan Steel Industrial Co. Ltd.	112,040	43,431
Chung Hung Steel Corp.[a]	224,000	75,355
Feng Hsin Iron & Steel Co. Ltd.	112,000	195,183
Gloria Material Technology Corp.	112,097	88,230
Hsin Kuang Steel Co. Ltd.	112,000	80,603
Ta Chen Stainless Pipe Co. Ltd.	224,000	111,749
Ton Yi Industrial Corp.	224,000	134,401
Tung Ho Steel Enterprise Corp.	224,000	218,968
YC INOX Co. Ltd.	112,000	64,746
Yieh Phui Enterprise Co. Ltd.	228,440	70,919

		3,883,779
THAILAND — 0.12%
G J Steel PCL NVDR[a]	26,739,900	89,882
G Steel PCL NVDR[a]	4,211,200	55,205
STP & I PCL NVDR	44,800	131,012

		276,099
TURKEY — 0.35%
Borusan Mannesmann Boru Sanayi ve TAS	3,808	77,064
Eregli Demir ve Celik Fabrikalari TAS	242,704	313,053

Security	Shares	Value

Izmir Demir Celik Sanayi ASa	32,144	$59,511
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A	73,696	63,508
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B	46,144	61,059
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	75,152	64,763
Koza Anadolu Metal Madencilik Isletmeleri ASa	41,888	112,018
Park Elektrik Uretim Madencilik Sanayi ve TAS	22,288	77,323

		828,299
UNITED KINGDOM — 27.66%
African Minerals Ltd.[a,b]	64,736	278,830
Anglo American PLC	354,368	10,338,690
Antofagasta PLC	99,904	1,657,527
BHP Billiton PLC	535,360	16,976,258
Eurasian Natural Resources Corp.	70,784	363,599
Evraz PLC	88,368	366,063
Ferrexpo PLC	63,504	219,494
Gem Diamonds Ltd.[a]	29,680	73,436
Glencore International PLC	992,208	5,836,225
Hill & Smith Holdings PLC	21,952	159,279
Kazakhmys PLC	53,984	507,240
London Mining PLC[a]	38,864	93,947
Lonmin PLC[a]	116,704	632,429
New World Resources PLC Class A	24,752	99,304
Petra Diamonds Ltd.[a]	98,112	178,119
Rio Tinto PLC	341,376	18,349,174
Sirius Minerals PLC[a]	315,616	118,575
Vedanta Resources PLC	26,208	467,842
West African Minerals Corp.[a]	32,928	27,866
Xstrata PLC	534,688	9,435,198

		66,179,095
UNITED STATES — 9.88%
A.M. Castle & Co.[a]	4,368	71,766
AK Steel Holding Corp.	39,200	147,000
Alcoa Inc.	269,360	2,294,947
Allegheny Technologies Inc.	26,208	798,558
AMCOL International Corp.	5,936	173,569
Carpenter Technology Corp.	11,424	539,556
Century Aluminum Co.[a]	14,896	120,807
Cliffs Natural Resources Inc.	39,760	1,012,290

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

February 28, 2013

Security	Shares	Value

Commercial Metals Co.	25,984	$423,799
Compass Minerals International Inc.	7,504	553,195
Freeport-McMoRan Copper & Gold Inc.	242,032	7,725,661
General Moly Inc.[a]	16,240	47,421
Globe Specialty Metals Inc.	15,232	217,665
Haynes International Inc.	3,472	178,808
Horsehead Holding Corp.[a]	10,416	110,097
Kaiser Aluminum Corp.	3,696	226,343
Materion Corp.	4,816	133,211
Metals USA Holdings Corp.	3,360	69,686
Noranda Aluminium Holding Corp.	11,536	54,911
Nucor Corp.	80,080	3,607,604
Olympic Steel Inc.	2,464	50,931
Reliance Steel & Aluminum Co.	19,264	1,282,790
RTI International Metals Inc.[a]	7,840	232,613
Schnitzer Steel Industries Inc. Class A	6,384	182,646
Steel Dynamics Inc.	53,536	817,495
Stillwater Mining Co.[a]	29,232	381,185
SunCoke Energy Inc.[a]	17,360	286,266
United States Steel Corp.	36,848	767,912
Universal Stainless & Alloy Products Inc.[a]	2,240	79,498
US Silica Holdings Inc.	4,816	118,425
Walter Energy Inc.	16,464	523,391
Worthington Industries Inc.	14,112	399,934

		23,629,980

TOTAL COMMON STOCKS
(Cost: $204,258,292)		225,299,310

PREFERRED STOCKS — 5.69%

BRAZIL — 5.69%
Bradespar SA	56,000	822,821
Companhia de Ferro Ligas da Bahia — Ferbasa	11,200	66,392
Gerdau SA	224,000	1,863,740
Metalurgica Gerdau SA	78,400	830,752
Usinas Siderurgicas de Minas Gerais SA Class A	100,800	499,641
Vale SA Class A	515,200	9,524,334

		13,607,680

TOTAL PREFERRED STOCKS
(Cost: $12,704,842)		13,607,680

Security	Shares	Value

WARRANTS — 0.00%

THAILAND — 0.00%
G J Steel PCL NVDR (Expires 01/30/20)[a]	1,575,750	$1

		1

TOTAL WARRANTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS — 1.50%

MONEY MARKET FUNDS — 1.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[f,g,h]	3,186,477	3,186,477
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[f,g,h]	230,711	230,711
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[f,g]	172,304	172,304

		3,589,492

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,589,492)		3,589,492

TOTAL INVESTMENTS IN SECURITIES — 101.37%
(Cost: $220,552,626)		242,496,483
Other Assets, Less Liabilities — (1.37)%		(3,274,284)

NET ASSETS — 100.00%		$239,222,199

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS FUND

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

AUSTRALIA — 0.59%
Alcyone Resources Ltd.[a]	359,480	$10,673

		10,673
CANADA — 56.07%
Alexco Resource Corp.[a]	5,888	21,191
AuRico Gold Inc.[a]	11,699	73,400
Endeavour Silver Corp.[a]	5,797	33,777
Excellon Resources Inc.[a]	39,221	17,740
First Majestic Silver Corp.[a]	5,018	81,465
Fortuna Silver Mines Inc.[a]	8,216	31,967
Great Panther Silver Ltd.[a]	13,208	15,803
MAG Silver Corp.[a]	3,701	35,316
Mandalay Resources Corp.	21,053	21,912
Minco Silver Corp.[a]	10,200	13,394
Pan American Silver Corp.	5,177	86,061
Scorpio Mining Corp.[a]	21,402	15,405
Silver Standard Resources Inc.[a]	4,388	45,244
Silver Wheaton Corp.	12,364	393,272
Silvercorp Metals Inc.	9,612	35,529
Tahoe Resources Inc.[a,b]	4,827	73,200
US Silver & Gold Inc.[a]	10,673	16,922

		1,011,598
HONG KONG — 2.98%
G-Resources Group Ltd.[a]	948,000	53,788

		53,788
MEXICO — 10.63%
Industrias Penoles SAB de CV	4,155	191,723

		191,723
PERU — 7.37%
Compania de Minas Buenaventura SA SP ADR	5,192	133,019

		133,019
UNITED KINGDOM — 10.18%
Arian Silver Corp.[a]	61,210	12,311
Fresnillo PLC	4,351	102,570
Hochschild Mining PLC	9,318	54,908
Patagonia Gold PLC[a]	62,672	13,794

		183,583

Security	Shares	Value

UNITED STATES — 12.02%
Coeur d’Alene Mines Corp.[a]	4,119	$78,302
Golden Minerals Co.[a]	4,933	14,306
Hecla Mining Co.	14,617	67,823
McEwen Mining Inc.[a]	14,246	34,618
Paramount Gold and Silver Corp.[a]	10,823	21,754

		216,803

TOTAL COMMON STOCKS
(Cost: $2,387,292)		1,801,187

SHORT-TERM INVESTMENTS — 4.19%

MONEY MARKET FUNDS — 4.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	70,189	70,189
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	5,082	5,082
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	383	383

		75,654

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,654)		75,654

TOTAL INVESTMENTS IN SECURITIES — 104.03%
(Cost: $2,462,946)		1,876,841
Other Assets, Less Liabilities — (4.03)%		(72,748)

NET ASSETS — 100.00%		$1,804,093

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2013

	iShares MSCI Global Agriculture Producers Fund	iShares MSCI Global Energy Producers Fund	iShares MSCI Global Gold Miners Fund

ASSETS
Investments, at cost:
Unaffiliated	$12,766,387	$5,028,160	$36,592,950
Affiliated (Note 2)	155,979	1,360	335,414

Total cost of investments	$12,922,366	$5,029,520	$36,928,364

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$13,667,781	$4,817,217	$25,707,332
Affiliated (Note 2)	157,237	1,360	335,414

Total fair value of investments	13,825,018	4,818,577	26,042,746
Foreign currencies, at value[b]	9,236	4,752	39,702
Receivables:
Investment securities sold	34,723	9,762	656,613
Dividends and interest	11,257	20,434	27,816

Total Assets	13,880,234	4,853,525	26,766,877

LIABILITIES
Payables:
Investment securities purchased	32,046	31,361	668,878
Collateral for securities on loan (Note 5)	44,800	758	332,634
Investment advisory fees (Note 2)	4,097	1,458	8,236

Total Liabilities	80,943	33,577	1,009,748

NET ASSETS	$13,799,291	$4,819,948	$25,757,129

Net assets consist of:
Paid-in capital	$12,880,660	$5,040,238	$37,790,119
Undistributed net investment income	16,863	16,886	26,576
Accumulated net realized loss	(756)	(26,115)	(1,173,921)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	902,524	(211,061)	(10,885,645)

NET ASSETS	$13,799,291	$4,819,948	$25,757,129

Shares outstanding[c]	500,000	200,000	1,600,000

Net asset value per share	$27.60	$24.10	$16.10

[a]	Securities on loan with values of $40,199, $720 and $311,193, respectively. See Note 5.
[b]	Cost of foreign currencies: $9,332, $4,863 and $39,739, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2013

	iShares MSCI Global Select Metals & Mining Producers Fund	iShares MSCI Global Silver Miners Fund

ASSETS
Investments, at cost:
Unaffiliated	$216,963,134	$2,387,292
Affiliated (Note 2)	3,589,492	75,654

Total cost of investments	$220,552,626	$2,462,946

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$238,906,991	$1,801,187
Affiliated (Note 2)	3,589,492	75,654

Total fair value of investments	242,496,483	1,876,841
Foreign currencies, at value[b]	123,206	713
Receivables:
Investment securities sold	635,656	21,073
Dividends and interest	142,454	566

Total Assets	243,397,799	1,899,193

LIABILITIES
Payables:
Investment securities purchased	546,241	19,243
Collateral for securities on loan (Note 5)	3,417,188	75,271
Foreign taxes (Note 1)	37	—
Securities related to in-kind transactions (Note 4)	137,860	—
Investment advisory fees (Note 2)	74,274	586

Total Liabilities	4,175,600	95,100

NET ASSETS	$239,222,199	$1,804,093

Net assets consist of:
Paid-in capital	$214,822,186	$2,516,572
Distributions in excess of net investment income	(368,019)	(17,693)
Undistributed net realized gain (accumulated net realized loss)	2,827,263	(108,664)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	21,940,769	(586,122)

NET ASSETS	$239,222,199	$1,804,093

Shares outstanding[c]	11,200,000	100,000

Net asset value per share	$21.36	$18.04

[a]	Securities on loan with values of $3,118,393 and $71,647, respectively. See Note 5.
[b]	Cost of foreign currencies: $125,250 and $732, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI Global Agriculture Producers Fund	iShares MSCI Global Energy Producers Fund	iShares MSCI Global Gold Miners Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$77,678	$61,107	$252,247
Dividends — affiliated (Note 2)	16	—	—
Interest — affiliated (Note 2)	4	2	15
Securities lending income — affiliated (Note 2)	255	41	3,889

Total investment income	77,953	61,150	256,151

EXPENSES
Investment advisory fees (Note 2)	21,523	9,306	66,973

Total expenses	21,523	9,306	66,973
Less investment advisory fees waived (Note 2)	(426)	—	—

Net expenses	21,097	9,306	66,973

Net investment income	56,856	51,844	189,178

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	24,050	(1,862)	(799,338)
Investments — affiliated (Note 2)	(776)	—	—
In-kind redemptions — unaffiliated	—	—	251,258
Foreign currency transactions	246	439	(412)

Net realized gain (loss)	23,520	(1,423)	(548,492)

Net change in unrealized appreciation/depreciation on:
Investments	986,282	125,473	(6,791,294)
Translation of assets and liabilities in foreign currencies	(127)	(211)	(289)

Net change in unrealized appreciation/depreciation	986,155	125,262	(6,791,583)

Net realized and unrealized gain (loss)	1,009,675	123,839	(7,340,075)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,066,531	$175,683	$(7,150,897)

[a]	Net of foreign withholding tax of $4,377, $3,947 and $23,516, respectively.

See notes to financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2013

	iShares MSCI Global Select Metals & Mining Producers Fund	iShares MSCI Global Silver Miners Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,863,501	$3,651
Interest — unaffiliated	6	—
Interest — affiliated (Note 2)	97	1
Securities lending income — affiliated (Note 2)	25,990	33

Total investment income	1,889,594	3,685

EXPENSES
Investment advisory fees (Note 2)	443,913	4,280

Total expenses	443,913	4,280

Net investment income (loss)	1,445,681	(595)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(266,576)	(22,909)
In-kind redemptions — unaffiliated	3,152,196	—
Foreign currency transactions	(21,430)	29

Net realized gain (loss)	2,864,190	(22,880)

Net change in unrealized appreciation/depreciation on:
Investments	22,610,693	(244,631)
Translation of assets and liabilities in foreign currencies	7,209	(26)

Net change in unrealized appreciation/depreciation	22,617,902	(244,657)

Net realized and unrealized gain (loss)	25,482,092	(267,537)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,927,773	$(268,132)

[a]	Net of foreign withholding tax of $97,228 and $426, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Global Agriculture Producers Fund		iShares MSCI Global Energy Producers Fund
	Six months ended February 28, 2013 (Unaudited)	Period from January 31, 2012[a] to August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Period from January 31, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$56,856	$55,484	$51,844	$84,128
Net realized gain (loss)	23,520	(25,900)	(1,423)	(23,866)
Net change in unrealized appreciation/depreciation	986,155	(83,631)	125,262	(336,323)

Net increase (decrease) in net assets resulting from operations	1,066,531	(54,047)	175,683	(276,061)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(54,229)	(39,624)	(56,855)	(63,057)

Total distributions to shareholders	(54,229)	(39,624)	(56,855)	(63,057)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,822,379	10,058,281	—	5,040,238

Net increase in net assets from capital share transactions	2,822,379	10,058,281	—	5,040,238

INCREASE IN NET ASSETS	3,834,681	9,964,610	118,828	4,701,120

NET ASSETS
Beginning of period	9,964,610	—	4,701,120	—

End of period	$13,799,291	$9,964,610	$4,819,948	$4,701,120

Undistributed net investment income included in net assets at end of period	$16,863	$14,236	$16,886	$21,897

SHARES ISSUED
Shares sold	100,000	400,000	—	200,000

Net increase in shares outstanding	100,000	400,000	—	200,000

[a]	Commencement of operations.

See notes to financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Gold Miners Fund		iShares MSCI Global Select Metals & Mining Producers Fund
	Six months ended February 28, 2013 (Unaudited)	Period from January 31, 2012[a] to August 31, 2012	Six months ended February 28, 2013 (Unaudited)	Period from January 31, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$189,178	$170,562	$1,445,681	$49,211
Net realized gain (loss)	(548,492)	(806,071)	2,864,190	(38,123)
Net change in unrealized appreciation/depreciation	(6,791,583)	(4,094,062)	22,617,902	(677,133)

Net increase (decrease) in net assets resulting from operations	(7,150,897)	(4,729,571)	26,927,773	(666,045)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(197,530)	(135,773)	(1,835,810)	(25,905)

Total distributions to shareholders	(197,530)	(135,773)	(1,835,810)	(25,905)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,340,969	39,170,494	118,580,509	124,215,632
Cost of shares redeemed	(9,319,826)	(2,220,737)	(27,973,955)	—

Net increase in net assets from capital share transactions	1,021,143	36,949,757	90,606,554	124,215,632

INCREASE (DECREASE) IN NET ASSETS	(6,327,284)	32,084,413	115,698,517	123,523,682

NET ASSETS
Beginning of period	32,084,413	—	123,523,682	—

End of period	$25,757,129	$32,084,413	$239,222,199	$123,523,682

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$26,576	$34,928	$(368,019)	$22,110

SHARES ISSUED AND REDEEMED
Shares sold	500,000	1,700,000	6,000,000	6,500,000
Shares redeemed	(500,000)	(100,000)	(1,300,000)	—

Net increase in shares outstanding	—	1,600,000	4,700,000	6,500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Silver Miners Fund
	Six months ended February 28, 2013 (Unaudited)	Period from January 31, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(595)	$15,055
Net realized loss	(22,880)	(560,995)
Net change in unrealized appreciation/depreciation	(244,657)	(341,465)

Net decrease in net assets resulting from operations	(268,132)	(887,405)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,190)	(14,066)

Total distributions to shareholders	(22,190)	(14,066)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	4,939,471
Cost of shares redeemed	—	(1,943,585)

Net increase in net assets from capital share transactions	—	2,995,886

INCREASE (DECREASE) IN NET ASSETS	(290,322)	2,094,415

NET ASSETS
Beginning of period	2,094,415	—

End of period	$1,804,093	$2,094,415

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(17,693)	$5,092

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000
Shares redeemed	—	(100,000)

Net increase in shares outstanding	—	100,000

[a]	Commencement of operations.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Global Agriculture Producers Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$24.91	$24.88

Income from investment operations:
Net investment income[b]	0.14	0.28
Net realized and unrealized gain (loss)[c]	2.69	(0.05)

Total from investment operations	2.83	0.23

Less distributions from:
Net investment income	(0.14)	(0.20)

Total distributions	(0.14)	(0.20)

Net asset value, end of period	$27.60	$24.91

Total return	11.36%[d]	0.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,799	$9,965
Ratio of expenses to average net assets[e]	0.38%	0.38%
Ratio of expenses to average net assets prior to waived fees[e]	0.39%	0.39%
Ratio of net investment income to average net assets[e]	1.03%	1.93%
Portfolio turnover rate[f]	3%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the periods ended February 28, 2013 and August 31, 2012 were 3% and 6% respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Global Energy Producers Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$23.51	$24.79

Income from investment operations:
Net investment income[b]	0.26	0.43
Net realized and unrealized gain (loss)[c]	0.61	(1.39)

Total from investment operations	0.87	(0.96)

Less distributions from:
Net investment income	(0.28)	(0.32)

Total distributions	(0.28)	(0.32)

Net asset value, end of period	$24.10	$23.51

Total return	3.73%[d]	(3.77)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,820	$4,701
Ratio of expenses to average net assets[e]	0.39%	0.39%
Ratio of net investment income to average net assets[e]	2.17%	3.16%
Portfolio turnover rate[f]	2%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the periods ended February 28, 2013 and August 31, 2012 were 2% and 5% respectively. See Note 4.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Global Gold Miners Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$20.05	$25.00

Income from investment operations:
Net investment income[b]	0.11	0.15
Net realized and unrealized loss[c]	(3.96)	(5.02)

Total from investment operations	(3.85)	(4.87)

Less distributions from:
Net investment income	(0.10)	(0.08)

Total distributions	(0.10)	(0.08)

Net asset value, end of period	$16.10	$20.05

Total return	(19.26)%[d]	(19.45)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,757	$32,084
Ratio of expenses to average net assets[e]	0.39%	0.39%
Ratio of net investment income to average net assets[e]	1.10%	1.25%
Portfolio turnover rate[f]	10%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Global Select Metals & Mining Producers Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$19.00	$24.76

Income from investment operations:
Net investment income[b]	0.13	0.37
Net realized and unrealized gain (loss)[c]	2.39	(6.00)

Total from investment operations	2.52	(5.63)

Less distributions from:
Net investment income	(0.16)	(0.13)

Total distributions	(0.16)	(0.13)

Net asset value, end of period	$21.36	$19.00

Total return	13.24%[d]	(22.76)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$239,222	$123,524
Ratio of expenses to average net assets[e]	0.39%	0.39%
Ratio of net investment income to average net assets[e]	1.27%	2.98%
Portfolio turnover rate[f]	5%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the periods ended February 28, 2013 and August 31, 2012 were 3% and 1% respectively. See Note 4.

See notes to financial statements.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Global Silver Miners Fund

	Six months ended Feb. 28, 2013 (Unaudited)	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$20.94	$24.87

Income from investment operations:
Net investment income (loss)[b]	(0.01)	0.11
Net realized and unrealized loss[c]	(2.67)	(3.90)

Total from investment operations	(2.68)	(3.79)

Less distributions from:
Net investment income	(0.22)	(0.14)

Total distributions	(0.22)	(0.14)

Net asset value, end of period	$18.04	$20.94

Total return	(12.97)%[d]	(15.18)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,804	$2,094
Ratio of expenses to average net assets[e]	0.39%	0.39%
Ratio of net investment income (loss) to average net assets[e]	(0.05)%	0.86%
Portfolio turnover rate[f]	4%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Fund	Diversification Classification
Global Agriculture Producers	Non-diversified
Global Energy Producers	Non-diversified
Global Gold Miners	Non-diversified
Global Select Metals & Mining Producers	Non-diversified
Global Silver Miners	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Global Agriculture Producers
Assets:
Common Stocks	$13,490,668	$8,969	$—	$13,499,637
Investment Companies	107,505	—	—	107,505
Preferred Stocks	168,144	—	—	168,144
Money Market Funds	49,732	—	—	49,732

	$13,816,049	$8,969	$—	$13,825,018

Global Energy Producers
Assets:
Common Stocks	$4,741,518	$746	$—	$4,742,264
Preferred Stocks	74,953	—	—	74,953
Money Market Funds	1,360	—	—	1,360

	$4,817,831	$746	$—	$4,818,577

Global Gold Miners
Assets:
Common Stocks	$25,707,330	$—	$2	$25,707,332
Money Market Funds	335,414	—	—	335,414

	$26,042,744	$—	$2	$26,042,746

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Global Select Metals & Mining Producers
Assets:
Common Stocks	$225,170,707	$—	$128,603	$225,299,310
Preferred Stocks	13,607,680	—	—	13,607,680
Warrants	—	1	—	1
Money Market Funds	3,589,492	—	—	3,589,492

	$242,367,879	$1	$128,603	$242,496,483

Global Silver Miners
Assets:
Common Stocks	$1,801,187	$—	$—	$1,801,187
Money Market Funds	75,654	—	—	75,654

	$1,876,841	$—	$—	$1,876,841

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Global Agriculture Producers and iShares MSCI Global Select Metals & Mining Producers Funds through December 31, 2014 in an amount equal to the investment advisory fees payable on the amount of each Fund’s investment in other iShares funds. The iShares MSCI Global Select Metals & Mining Producers Fund did not hold any iShares funds during the six months ended February 28, 2013.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended February 28, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Fund	Securities Lending Agent Fees
Global Agriculture Producers	$137
Global Energy Producers	22
Global Gold Miners	2,094
Global Select Metals & Mining Producers	13,994
Global Silver Miners	18

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI Global Agriculture Producers and iShares MSCI Global Select Metals & Mining Producers Funds, in order to improve their portfolio liquidity and their ability to track their underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Global Agriculture Producers
iShares S&P India Nifty 50 Index Fund	3,572	1,343	(415)	4,500	$107,505	$16	$(776)

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2013 were as follows:

iShares MSCI Fund	Purchases	Sales
Global Agriculture Producers	$525,640	$346,646
Global Energy Producers	106,359	87,269
Global Gold Miners	3,425,433	3,282,327
Global Select Metals & Mining Producers	23,802,647	9,928,863
Global Silver Miners	96,121	118,050

In-kind transactions (see Note 4) for the six months ended February 28, 2013 were as follows:

iShares MSCI Fund	In-kind Purchases	In-kind Sales
Global Agriculture Producers	$2,648,193	$—
Global Gold Miners	10,171,857	9,294,384
Global Select Metals & Mining Producers	100,426,024	23,808,795

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2012, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares MSCI Fund	Non- Expiring
Global Agriculture Producers	$20,341
Global Energy Producers	20,639
Global Gold Miners	259,179
Global Select Metals & Mining Producers	9,471
Global Silver Miners	83,082

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Agriculture Producers	$12,926,366	$1,169,384	$(270,732)	$898,652
Global Energy Producers	5,036,143	295,370	(512,936)	(217,566)
Global Gold Miners	37,294,614	5,823	(11,257,691)	(11,251,868)
Global Select Metals & Mining Producers	220,581,562	25,852,363	(3,937,442)	21,914,921
Global Silver Miners	2,472,054	8,996	(604,209)	(595,213)

Management has reviewed the tax positions as of February 28, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Global Agriculture Producers	$0.12482	$—	$0.01075	$0.13557	92%	—%	8%		100%
Global Energy Producers	0.26922	—	0.01506	0.28428	95	—	5		100
Global Gold Miners	0.10375	—	0.00021	0.10396	100	—	0	[a]	100
Global Select Metals & Mining Producers	0.11686	—	0.04418	0.16104	73	—	27		100
Global Silver Miners	0.11827	—	0.10363	0.22190	53	—	47		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	49

Notes:

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-812-0213

FEBRUARY 28, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca

Fund Performance Overview

iSHARES® CORE MSCI EMERGING MARKETS ETF

Performance as of February 28, 2013

Cumulative Total Returns
Inception to 2/28/13
NAV	MARKET	INDEX
4.90%	4.83%	4.93%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 10/18/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Core MSCI Emerging Markets ETF (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Investable Market Index (the “Index”). The Index is designed to measure large-, mid- and small-cap equity market performance in the global emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 18, 2012 (inception date of the Fund) through February 28, 2013, the total return for the Fund was 4.90%, net of fees, while the total return for the Index was 4.93%.

PORTFOLIO ALLOCATION

As of 2/28/13

Sector/Investment Type	Percentage of Net Assets

Financial	24.18%
Energy	9.45
Basic Materials	9.44
Consumer Non-Cyclical	9.40
Communications	9.34
Consumer Cyclical	8.93
Technology	8.85
Industrial	8.21
Investment Companies	6.45
Utilities	3.02
Diversified	2.43
Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/13

Security	Percentage of Net Assets

iShares MSCI India Index Fund (India)	6.10%
Samsung Electronics Co. Ltd. (South Korea)	3.57
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.94
China Mobile Ltd. (China)	1.50
China Construction Bank Corp. Class H (China)	1.35
Gazprom OAO (Russia)	1.08
Industrial and Commercial Bank of China Ltd. Class H (China)	1.06
America Movil SAB de CV Series L (Mexico)	0.93
Itau Unibanco Holding SA (Preferred) (Brazil)	0.92
Sberbank of Russia (Russia)	0.84

TOTAL	19.29%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 (or commencement of operations, as applicable) to February 28, 2013.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/12) [a]	Ending Account Value (2/28/13)	Annualized Expense Ratio	Expenses Paid During Period [b]
Actual	$1,000.00	$1,049.00	0.05%	$0.19
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.05	0.25

[a]	The beginning of the period (commencement of operations) is October 18, 2012.
[b]

Actual expenses for the Fund are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (133 days) and divided by the number of days in the year (365 days). Hypothetical expenses, which are based on a hypothetical half year, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

COMMON STOCKS — 86.30%

BRAZIL — 6.14%
Abril Educacao SA Units	3,100	$76,830
Aliansce Shopping Centers SA	11,700	144,985
ALL — America Latina Logistica SA	56,000	277,578
Amil Participacoes SA	16,000	253,543
Anhanguera Educacional Participacoes SA	15,700	325,578
Arezzo Industria e Comercio SA	5,700	115,320
Arteris SA	14,900	160,523
Autometal SA	4,100	42,491
B2W Companhia Global do Varejo[a]	10,000	70,760
Banco ABC Brasil SAa	121	887
Banco Bradesco SA	67,900	1,209,569
Banco do Brasil SA	71,800	956,559
Banco Santander (Brasil) SA Units	94,900	690,234
BM&F Bovespa SA	220,800	1,497,612
BR Malls Participacoes SA	50,600	655,182
BR Properties SA	21,700	270,002
Brasil Brokers Participacoes SA	26,500	95,835
Brasil Insurance Participacoes e Administracao SA	7,300	77,353
Brazil Pharma SA	16,700	131,769
BRF — Brasil Foods SA	81,900	1,779,174
Brookfield Incorporacoes SA	44,200	70,421
CCR SA	107,300	1,077,287
Centrais Eletricas Brasileiras SA	41,700	146,586
CETIP SA — Mercados Organizados	26,700	322,761
Cielo SA	36,200	1,088,142
Companhia de Bebidas das Americas	17,500	772,634
Companhia de Locacao das Americas	13,000	87,451
Companhia de Saneamento Basico do Estado de Sao Paulo[a]	13,900	674,717
Companhia de Saneamento de Minas Gerais SA	7,000	181,630
Companhia Hering SA	17,500	339,980
Companhia Siderurgica Nacional SA	95,100	481,008
Cosan SA Industria e Comercio	14,700	346,923
CPFL Energia SA	30,400	310,289
Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,300	328,269
Diagnosticos da America SA	29,500	203,670

Security	Shares	Value

Duratex SA	29,000	$242,755
EcoRodovias Infraestrutura e Logistica SA	19,000	165,004
EDP Energias do Brasil SA	29,100	176,770
Embraer SA	69,700	589,441
Equatorial Energia SA	18,076	182,762
Estacio Participacoes SA	10,400	255,121
Eternit SA	22,000	95,584
Even Construtora e Incorporadora SA	25,000	126,448
EZ TEC Empreendimentos e Participacoes SA	6,200	86,081
Fibria Celulose SAa	31,400	356,230
Fleury SA	8,000	89,019
Gafisa SAa	61,400	132,918
Grendene SA	11,400	105,749
Helbor Empreendimentos SA	13,400	78,620
Hypermarcas SAa	43,200	382,160
Iguatemi Empresa de Shopping Centers SA	8,900	122,532
International Meal Co. Holdings SA	5,900	83,408
Iochpe-Maxion SA	9,200	121,218
JBS SAa	53,600	185,977
JHSF Participacoes SA	9,000	38,693
Julio Simoes Logistica SA	7,600	63,426
Kroton Educacional SAa	11,600	303,920
Light SA	9,300	90,784
LLX Logistica SAa	67,200	67,978
Localiza Rent A Car SA	15,700	298,102
Lojas Americanas SA	14,400	125,274
Lojas Renner SA	15,200	579,370
LPS Brasil — Consultoria de Imoveis SA	4,900	88,726
Magazine Luiza SA	8,000	41,030
Magnesita Refratarios SA	28,600	114,278
Marfrig Alimentos SAa	26,100	130,031
Mills Estruturas e Servicos de Engenharia SA	9,500	154,529
Minerva SA	13,600	88,736
MMX Mineracao e Metalicos SAa	38,000	64,195
MPX Energia SAa	20,800	110,570
MRV Engenharia e Participacoes SA	40,700	261,438
Multiplan Empreendimentos Imobiliarios SA	8,600	246,416

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Multiplus SA	6,000	$111,830
Natura Cosmeticos SA	20,700	535,011
Odontoprev SA	32,800	151,964
Oi SA	31,400	134,202
PDG Realty SA Empreendimentos e Participacoes	161,700	262,535
Petroleo Brasileiro SA	376,700	2,760,803
Porto Seguro SA	13,300	176,584
Qualicorp SAa	25,500	285,426
Raia Drogasil SA	24,800	286,245
Restoque Comercio e Confeccoes de Roupas SA	15,200	78,110
Rossi Residencial SA	46,587	82,707
Santos Brasil Participacoes SA Units	5,300	80,823
Sao Martinho SA	6,200	87,492
SLC Agricola SA	8,300	81,359
Sonae Sierra Brasil SA	3,400	49,011
Souza Cruz SA	46,900	749,366
Sul America SA Units	13,700	130,757
T4F Entretenimento SA	12,100	49,267
Technos SA	5,300	64,873
Tecnisa SA	19,600	86,644
Tegma Gestao Logistica SA	2,900	44,737
TIM Participacoes SA	104,900	458,947
Totvs SA	14,100	312,010
TPI — Triunfo Participacoes e Investimentos SA	7,400	46,861
Tractebel Energia SA	19,800	350,513
Ultrapar Participacoes SA	41,000	1,063,831
UNICASA Industria de Moveis SA	12,100	59,977
Vale SA	165,700	3,168,004
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6,600	139,204
Vanguarda Agro SAa	298,365	70,928
WEG SA	26,800	359,077

		34,027,943
CHILE — 1.79%
Administradora de Fondos de Pensiones Provida SA	19,590	136,403
AES Gener SA	285,922	196,510
Aguas Andinas SA Series A	266,636	214,154
Banco de Chile	2,562,206	425,346

Security	Shares	Value

Banco de Chile Series Ta	23,654	$3,625
Banco de Credito e Inversiones	4,344	337,786
Banco Santander (Chile) SA	8,929,873	648,055
Besalco SA	38,575	73,841
CAP SA	9,136	328,552
Cencosud SA	128,229	801,279
Colbun SAa	1,022,698	321,283
Compania Cervecerias Unidas SA	12,993	210,945
Compania SudAmericana de Vapores SAa	659,179	73,227
CorpBanca SA	20,840,832	306,456
Cruz Blanca Salud SA	36,369	46,257
E.CL SA	79,321	179,451
Empresa Nacional de Electricidad SA	410,110	697,044
Empresa Nacional de Telecomunicaciones SA	14,604	308,109
Empresas CMPC SA	142,431	549,461
Empresas Copec SA	59,562	918,946
Enersis SA	1,688,143	644,924
Inversiones Aguas Metropolitanas SA	54,805	114,750
Inversiones La Construccion SA	3,018	57,419
LATAM Airlines Group SA	33,670	802,941
Masisa SA	395,402	43,632
Parque Arauco SA	55,958	155,708
S.A.C.I. Falabella SA	58,926	687,705
SalfaCorp SA	50,961	129,167
Sociedad Matriz SAAM SAa	888,971	109,183
Socovesa SA	64,014	32,139
Sonda SA	56,774	202,708
Vina Concha y Toro SA	71,243	148,543

		9,905,549
CHINA — 18.51%
361 Degrees International Ltd.[b]	123,000	36,005
Agile Property Holdings Ltd.	168,000	217,072
Agricultural Bank of China Ltd. Class H	2,684,000	1,384,424
Air China Ltd. Class H	220,000	178,159
Ajisen (China) Holdings Ltd.	96,000	69,324
Aluminum Corp. of China Ltd. Class Ha,b	522,000	225,498
Angang Steel Co. Ltd. Class Ha,b	146,000	98,277
Anhui Conch Cement Co. Ltd. Class H	155,500	568,473
Anhui Expressway Co. Ltd. Class H	86,000	49,239

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Anta Sports Products Ltd.[b]	113,000	$106,955
Anton Oilfield Services Group	154,000	87,576
Anxin-China Holdings Ltd.	352,000	81,250
Asia Cement China Holdings Corp.	91,500	49,438
Asian Citrus Holdings Ltd.	144,000	69,077
AviChina Industry & Technology Co. Ltd. Class H	268,000	123,030
Bank of China Ltd. Class H	9,494,000	4,480,814
Bank of Communications Co. Ltd. Class H	1,125,000	890,733
BBMG Corp. Class H	153,000	134,753
Beijing Capital International Airport Co. Ltd. Class H	240,000	188,785
Beijing Capital Land Ltd. Class Hb	176,000	80,115
Beijing Enterprises Holdings Ltd.	66,500	508,514
Beijing Enterprises Water Group Ltd.[b]	426,000	131,840
Beijing North Star Co. Ltd. Class H	102,000	27,621
Belle International Holdings Ltd.	577,000	1,062,504
Billion Industrial Holdings Ltd.	66,000	45,107
Biostime International Holdings Ltd.	20,500	89,879
Bosideng International Holdings Ltd.	366,000	113,271
Brilliance China Automotive Holdings Ltd.[a]	320,000	441,530
BYD Co. Ltd. Class Ha,b	66,500	235,820
BYD Electronic International Co. Ltd.	129,500	46,758
C C Land Holdings Ltd.	206,000	67,738
Chaowei Power Holdings Ltd.	116,000	56,094
China Agri-Industries Holdings Ltd.	273,200	155,362
China Aoyuan Property Group Ltd.[b]	403,000	82,109
China BlueChemical Ltd. Class H	226,000	144,841
China CITIC Bank Corp. Ltd. Class H	949,000	609,428
China Coal Energy Co. Class H	523,000	518,626
China Communications Construction Co. Ltd. Class H	569,000	538,561
China Communications Services Corp. Ltd. Class H	286,000	178,869
China Construction Bank Corp. Class H	9,073,000	7,487,856
China COSCO Holdings Co. Ltd. Class Ha	340,500	182,657
China Datang Corp. Renewable Power Co. Ltd. Class H	354,000	78,060
China Dongxiang (Group) Co. Ltd.	341,000	45,731

Security	Shares	Value

China Everbright International Ltd.	299,000	$198,952
China Everbright Ltd.	110,000	204,259
China Gas Holdings Ltd.	404,000	393,328
China High Speed Transmission Equipment Group Co. Ltd.[a,b]	193,000	96,813
China Huiyuan Juice Group Ltd.[a]	123,000	49,328
China International Marine Containers (Group) Co. Ltd. Class Ha	84,600	176,949
China Life Insurance Co. Ltd. Class H	937,000	2,815,283
China Lilang Ltd.[b]	63,000	38,995
China Longyuan Power Group Corp. Ltd. Class H	352,000	320,914
China Lumena New Materials Corp.	460,000	107,958
China Medical System Holdings Ltd.[b]	130,000	119,022
China Mengniu Dairy Co. Ltd.	157,000	438,313
China Merchants Bank Co. Ltd. Class H	492,000	1,067,131
China Merchants Holdings (International) Co. Ltd.	144,000	499,507
China Metal Recycling Holdings Ltd.[a,b,c]	62,400	56,909
China Minsheng Banking Corp. Ltd. Class H	650,500	905,936
China Mobile Ltd.	756,500	8,335,806
China Modern Dairy Holdings Ltd.[a]	247,000	82,813
China National Building Material Co. Ltd. Class H	368,000	561,857
China National Materials Co. Ltd. Class H	198,000	59,235
China Oil and Gas Group Ltd.[a]	680,000	134,161
China Oilfield Services Ltd. Class H	208,000	441,489
China Overseas Grand Oceans Group Ltd.[b]	85,000	119,474
China Overseas Land & Investment Ltd.	512,000	1,554,846
China Pacific Insurance (Group) Co. Ltd. Class H	335,000	1,235,485
China Petroleum & Chemical Corp. Class H	2,460,000	2,797,888
China Pharmaceutical Group Ltd.[a]	120,000	48,279
China Power International Development Ltd.[b]	320,000	103,161

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

China Power New Energy Development Co. Ltd.[a]	780,000	$54,314
China Precious Metal Resources Holdings Co. Ltd.[a,b]	420,000	75,824
China Railway Construction Corp. Ltd. Class H	238,500	250,038
China Railway Group Ltd. Class H	525,000	285,015
China Rare Earth Holdings Ltd.	352,000	76,257
China Resources and Transportation Group Ltd.[a]	2,200,000	86,527
China Resources Cement Holdings Ltd.	254,000	161,148
China Resources Enterprise Ltd.	150,000	487,437
China Resources Gas Group Ltd.	108,000	250,403
China Resources Land Ltd.[b]	258,000	753,554
China Resources Power Holdings Co. Ltd.	240,000	648,368
China Rongsheng Heavy Industries Group Holdings Ltd.	427,000	77,087
China SCE Property Holdings Ltd.	204,000	48,666
China Shanshui Cement Group Ltd.	235,000	168,185
China Shenhua Energy Co. Ltd. Class H	426,500	1,616,936
China Shineway Pharmaceutical Group Ltd.[b]	43,000	73,304
China Shipping Container Lines Co. Ltd. Class Ha,b	478,000	141,769
China Shipping Development Co. Ltd. Class H	186,000	103,615
China Singyes Solar Technologies Holdings Ltd.[b]	56,000	62,897
China South City Holdings Ltd.	308,000	51,235
China Southern Airlines Co. Ltd. Class H	246,000	135,771
China State Construction International Holdings Ltd.	234,000	328,300
China Suntien Green Energy Corp. Ltd. Class H	222,000	53,533
China Taiping Insurance Holdings Co. Ltd.[a]	110,200	219,978
China Telecom Corp. Ltd. Class H	1,722,000	892,659
China Travel International Investment Hong Kong Ltd.	408,000	85,758

Security	Shares	Value

China Unicom (Hong Kong) Ltd.	588,000	$847,707
China Vanke Co. Ltd. Class B	164,300	333,691
China Water Affairs Group Ltd.	254,000	81,884
China Wireless Technologies Ltd.	236,000	63,300
China Yongda Automobiles Services Holdings Ltd.[a]	50,000	54,031
China Yurun Food Group Ltd.[a,b]	200,000	143,394
China ZhengTong Auto Services Holdings Ltd.[a]	124,500	99,538
Chinasoft International Ltd.[a]	180,000	42,941
Chongqing Rural Commercial Bank Co. Ltd. Class H	297,000	166,599
CIMC Enric Holdings Ltd.	70,000	77,629
CITIC Pacific Ltd.	163,000	250,548
CITIC Resources Holdings Ltd.[a,b]	436,000	62,970
CITIC Securities Co. Ltd. Class H	135,500	341,771
CNOOC Ltd.	2,245,000	4,411,923
Comba Telecom Systems Holdings Ltd.[b]	194,500	64,709
Cosco International Holdings Ltd.	268,000	118,883
COSCO Pacific Ltd.	222,000	355,550
Country Garden Holdings Co. Ltd.[a]	593,000	304,344
CPMC Holdings Ltd.	69,000	55,966
CSR Corp Ltd. Class H	232,000	189,971
Dah Chong Hong Holdings Ltd.	105,000	107,913
Daphne International Holdings Ltd.[b]	114,000	137,155
Datang International Power Generation Co. Ltd. Class H	378,000	164,266
Dazhong Transportation Group Co. Ltd. Class B	87,100	56,615
DBA Telecommunications (Asia) Holdings Ltd.	88,000	56,739
Digital China Holdings Ltd.	104,000	163,346
Dongfang Electric Corp. Ltd. Class Hb	40,600	76,333
Dongfeng Motor Group Co. Ltd. Class H	346,000	506,852
Dongyue Group Ltd.[b]	152,000	100,747
ENN Energy Holdings Ltd.	98,000	492,221
Evergrande Real Estate Group Ltd.[b]	831,000	410,418
Fantasia Holdings Group Co. Ltd.	273,000	42,949
Far East Horizon Ltd.	181,000	133,273
First Tractor Co. Ltd. Class Ha	72,000	70,284
Fosun International Ltd.	220,500	143,591

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Franshion Properties (China) Ltd.	420,000	$148,397
Fufeng Group Ltd.[b]	160,000	68,499
GCL-Poly Energy Holdings Ltd.[b]	1,063,000	283,746
Geely Automobile Holdings Ltd.	585,000	322,115
Global Bio-Chem Technology Group Co. Ltd.	502,000	57,613
Glorious Property Holdings Ltd.[a,b]	347,000	66,224
Golden Eagle Retail Group Ltd.	82,000	168,339
Golden Meditech Holdings Ltd.	456,000	54,686
GOME Electrical Appliances Holdings Ltd.[a]	1,276,000	141,506
Great Wall Motor Co. Ltd. Class H	128,000	500,951
Greatview Aseptic Packaging Co. Ltd.	71,000	45,961
Greentown China Holdings Ltd.[a,b]	78,500	152,448
Guangdong Investment Ltd.	296,000	254,592
Guangzhou Automobile Group Co. Ltd. Class H	268,000	223,251
Guangzhou R&F Properties Co. Ltd. Class H	112,400	190,743
Haier Electronics Group Co. Ltd.[a]	101,000	182,338
Haitian International Holdings Ltd.	87,000	112,412
Haitong Securities Co. Ltd. Class Ha	144,800	243,859
Hangzhou Steam Turbine Co. Ltd. Class B	36,600	66,500
Harbin Electric Co. Ltd. Class H	92,000	80,435
Hengan International Group Co. Ltd.[b]	92,000	933,661
Hengdeli Holdings Ltd.[b]	216,000	70,469
Hidili Industry International Development Ltd.[b]	247,000	67,524
Honghua Group Ltd.[b]	174,000	85,263
Hopson Development Holdings Ltd.[a]	78,000	134,579
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	268,800	79,030
Huabao International Holdings Ltd.	265,000	147,965
Huaneng Power International Inc. Class H	406,000	417,788
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	224,000	74,813
Industrial and Commercial Bank of China Ltd. Class H	8,200,000	5,889,734
Inner Mongolia Yitai Coal Co. Ltd. Class B	74,500	428,300
Interchina Holdings Co. Ltd.[a]	665,000	37,731

Security	Shares	Value

Intime Department Store Group Co. Ltd.	125,000	$153,291
Jiangsu Expressway Co. Ltd. Class H	146,000	147,603
Jiangsu Future Land Co. Ltd. Class B	86,400	79,315
Jiangxi Copper Co. Ltd. Class H	185,000	443,245
Jinchuan Group International Resources Co. Ltd.[a]	144,000	33,239
Ju Teng International Holdings Ltd.	134,000	72,574
Kai Yuan Holdings Ltd.[a]	2,740,000	70,665
Kaisa Group Holdings Ltd.[a,b]	236,000	78,516
Kingboard Chemical Holdings Co. Ltd.	81,500	248,551
Kingboard Laminates Holdings Ltd.	183,000	87,313
Kingdee International Software Group Co. Ltd.[a]	246,000	43,459
Kingsoft Corp. Ltd.	73,000	63,258
Kingway Brewery Holdings Ltd.	188,000	77,092
Kunlun Energy Co. Ltd.	410,000	850,152
KWG Property Holding Ltd.	156,500	107,362
Lao Feng Xiang Co. Ltd. Class B	26,400	68,191
Lee & Man Paper Manufacturing Ltd.	234,000	175,315
Lenovo Group Ltd.	782,000	873,275
Li Ning Co. Ltd.[a,b]	103,500	63,930
Lianhua Supermarket Holdings Co. Ltd. Class H	53,000	48,798
Lijun International Pharmaceutical (Holding) Co. Ltd.[b]	250,000	68,989
Longfor Properties Co. Ltd.	176,500	312,722
Lonking Holdings Ltd.[b]	262,000	70,611
Luthai Textile Co. Ltd. Class B	51,700	50,268
Magic Holdings International Ltd.	111,000	44,086
Maoye International Holdings Ltd.	177,000	38,573
Microport Scientific Corp.[b]	81,000	50,763
MIE Holdings Corp.[b]	198,000	57,193
Minth Group Ltd.	88,000	115,066
MMG Ltd.[a]	236,000	104,384
New China Life Insurance Co. Ltd. Class H	70,700	275,785
New World Department Store China Ltd.	66,000	41,022
Nine Dragons Paper (Holdings) Ltd.	204,000	194,139
North Mining Shares Co. Ltd.[a]	1,160,000	68,809
NVC Lighting Holdings Ltd.[b]	218,000	54,817
Parkson Retail Group Ltd.	210,000	136,482

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

PCD Stores (Group) Ltd.[b]	554,000	$83,584
People’s Insurance Co. Group of China Ltd. Class Ha	450,000	264,028
PetroChina Co. Ltd. Class H	2,646,000	3,637,254
Phoenix Satellite Television Holdings Ltd.[b]	126,000	53,293
PICC Property and Casualty Co. Ltd. Class H	340,000	488,417
Ping An Insurance (Group) Co. of China Ltd. Class H	236,500	1,979,258
Poly Property Group Co. Ltd.[a]	255,000	182,170
Ports Design Ltd.	54,500	48,422
Powerlong Real Estate Holdings Ltd.	171,000	43,440
Real Nutriceutical Group Ltd.	109,000	31,625
Renhe Commercial Holdings Co. Ltd.[a]	1,544,000	113,488
REXLot Holdings Ltd.	975,000	89,267
Road King Infrastructure Ltd.	107,000	100,034
Sany Heavy Equipment International Holdings Co. Ltd.[b]	136,000	61,381
Semiconductor Manufacturing International Corp.[a]	2,958,000	169,740
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	220,000	204,543
Shanghai Electric Group Co. Ltd. Class H	358,000	145,419
Shanghai Industrial Holdings Ltd.	71,000	231,636
Shanghai Industrial Urban Development Group Ltd.[a,b]	202,000	45,324
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	200,000	35,849
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	34,400	40,558
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	76,300	164,311
Shenzhen Expressway Co. Ltd. Class H	222,000	90,748
Shenzhen International Holdings Ltd.	1,227,500	172,534
Shenzhen Investment Ltd.[b]	356,000	155,624
Shenzhou International Group Holdings Ltd.[b]	54,000	153,194
Shimao Property Holdings Ltd.	180,500	363,102
Shougang Concord International Enterprises Co. Ltd.[a]	1,392,000	89,750

Security	Shares	Value

Shougang Fushan Resources Group Ltd.	414,000	$182,580
Shui On Land Ltd.	365,500	169,203
Sihuan Pharmaceutical Holdings Group Ltd.	246,000	114,200
Sino Biopharmaceutical Ltd.[b]	364,000	209,345
Sino Oil And Gas Holdings Ltd.[a]	2,995,000	62,180
Sino-Ocean Land Holdings Ltd.	354,500	245,023
Sinofert Holdings Ltd.[b]	290,000	71,800
Sinopec Kantons Holdings Ltd.[b]	94,000	85,214
Sinopec Shanghai Petrochemical Co. Ltd. Class H	306,000	134,161
Sinopharm Group Co. Ltd. Class H	104,400	329,832
Sinotrans Ltd. Class H	282,000	54,910
Sinotrans Shipping Ltd.[b]	235,500	66,202
Skyworth Digital Holdings Ltd.	218,000	146,461
SOHO China Ltd.[b]	258,000	200,615
Sun Art Retail Group Ltd.[b]	293,000	408,054
Sunac China Holdings Ltd.[b]	209,000	161,975
Sunny Optical Technology Group Co Ltd.	56,000	51,704
TCL Multimedia Technology Holdings Ltd.	64,000	50,590
Tech Pro Technology Development Ltd.[a]	244,000	92,505
Tencent Holdings Ltd.	128,400	4,440,689
Tiangong International Co. Ltd.	172,000	50,348
Tianjin Development Holdings Ltd.[a,b]	98,000	74,054
Tianjin Port Development Holdings Ltd.[b]	612,000	92,334
Tianneng Power International Ltd.	110,000	82,271
Tibet 5100 Water Resources Holdings Ltd.[b]	148,000	44,849
Tingyi (Cayman Islands) Holding Corp.	248,000	650,793
Tong Ren Tang Technologies Co. Ltd. Class H	34,000	95,579
Towngas China Co. Ltd.	130,000	114,161
Travelsky Technology Ltd. Class H	105,000	68,783
Tsingtao Brewery Co. Ltd. Class H	36,000	225,382
Uni-President China Holdings Ltd.[b]	133,000	163,788
Vinda International Holdings Ltd.[b]	83,000	117,305
VODone Ltd.	480,000	40,852
Want Want China Holdings Ltd.	747,000	1,048,036

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Wasion Group Holdings Ltd.	84,000	$47,661
Weichai Power Co. Ltd. Class H	60,000	227,471
Weiqiao Textile Co. Ltd. Class H	115,500	60,171
West China Cement Ltd.	398,000	75,958
Winsway Coking Coal Holding Ltd.	410,000	59,215
Wumart Stores Inc. Class H	64,000	125,444
Xingda International Holdings Ltd.[b]	105,000	49,556
Xinhua Winshare Publishing and Media Co. Ltd. Class H	89,000	49,924
XTEP International Holdings Ltd.	88,000	35,859
Yanchang Petroleum International Ltd.[a]	1,020,000	72,342
Yanzhou Coal Mining Co. Ltd. Class H	258,000	399,899
Yingde Gases Group Co. Ltd.	134,000	156,898
Yuanda China Holdings Ltd.	376,000	48,486
Yuexiu Property Co. Ltd.	650,000	224,634
Yuexiu Real Estate Investment Trust	271,000	142,929
Yuexiu Transport Infrastructure Ltd.	112,000	62,825
Yuzhou Properties Co.[b]	190,000	52,922
Zhaojin Mining Industry Co. Ltd. Class H	108,000	142,332
Zhejiang Expressway Co. Ltd. Class H	194,000	162,858
Zhejiang Southeast Electric Power Co. Ltd. Class B	92,900	69,582
Zhongsheng Group Holdings Ltd.	72,500	112,188
Zhuzhou CSR Times Electric Co. Ltd. Class H	57,000	188,534
Zijin Mining Group Co. Ltd. Class H	804,000	276,818
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	164,800	217,612
ZTE Corp. Class H	81,200	138,634

		102,635,342
COLOMBIA — 0.85%
Almacenes Exito SA	24,419	470,974
Bancolombia SA	29,425	466,993
Bolsa de Valores de Colombia	5,946,306	101,908
Cementos Argos SA	51,008	261,410
Corporacion Financiera Colombiana SA	9,831	192,213
Ecopetrol SA	596,598	1,712,855
Grupo Argos SA	37,933	474,927
Grupo de Inversiones Suramericana SA	30,110	641,466

Security	Shares	Value

Interconexion Electrica SA ESP	48,833	$263,719
Isagen SA ESP	107,123	150,825

		4,737,290
CZECH REPUBLIC — 0.26%
Central European Media Enterprises Ltd. AS Class Aa	10,031	52,257
CEZ AS	20,329	612,263
Komercni Banka AS	2,014	409,743
Pegas Nonwovens SA	3,386	91,299
Philip Morris CR AS	60	35,973
Telefonica O2 Czech Republic AS	14,663	242,441

		1,443,976
EGYPT — 0.32%
Citadel Capital SAE[a]	133,752	74,413
Commercial International Bank (Egypt) SAE	77,047	388,073
EFG-Hermes Holding Co. SAE[a]	46,175	78,096
Egyptian Kuwaiti Holding Co. SAE	91,609	107,182
ElSwedy Electric Co. SAE	8,622	26,236
ezzsteel	29,194	43,096
National Societe Generale Bank SAE	14,529	81,910
Orascom Construction Industries SAE[a]	12,273	471,393
Orascom Telecom Holding SAE[a]	345,947	215,051
Palm Hills Developments SAE[a]	90,794	30,712
Pioneers Holding Co.[a]	26,546	17,132
Six of October Development & Investment Co.[a]	11,053	34,502
South Valley Cement Co.[a]	48,774	29,813
Talaat Moustafa Group Holding Company SAE[a]	119,814	72,525
Telecom Egypt Co. SAE	62,422	128,634

		1,798,768
HUNGARY — 0.21%
EGIS Pharmaceuticals PLC	565	46,885
Magyar Telekom Telecommunications PLC	63,505	114,238
MOL Hungarian Oil and Gas PLC	5,271	405,136
OTP Bank PLC	29,515	613,125

		1,179,384

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

INDONESIA — 3.15%
PT Adaro Energy Tbk	1,797,000	$291,953
PT Agis Tbk[a]	720,500	33,552
PT Agung Podomoro Land Tbk[a]	977,000	46,001
PT AKR Corporindo Tbk	275,500	127,579
PT Alam Sutera Realty Tbk	1,421,500	136,803
PT Aneka Tambang (Persero) Tbk	523,500	69,883
PT Astra Agro Lestari Tbk	45,000	85,916
PT Astra International Tbk	2,545,000	2,093,729
PT Bakrieland Development Tbk[a]	7,818,500	47,735
PT Bank Bukopin Tbk	744,500	60,093
PT Bank Central Asia Tbk	1,537,000	1,749,573
PT Bank Danamon Indonesia Tbk	419,500	273,488
PT Bank Mandiri (Persero) Tbk	1,189,000	1,236,555
PT Bank Negara Indonesia (Persero) Tbk	945,500	450,075
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	399,500	50,436
PT Bank Rakyat Indonesia (Persero) Tbk	1,396,000	1,365,158
PT Bank Tabungan Negara (Persero) Tbk	451,376	76,136
PT Benakat Petroleum Energy Tbk[a]	2,914,000	46,438
PT Bhakti Investama Tbk	2,932,500	154,765
PT Bukit Asam (Persero) Tbk	102,000	159,383
PT Bumi Resources Tbk	2,086,500	177,051
PT BW Plantation Tbk	262,000	36,873
PT Charoen Pokphand Indonesia Tbk	941,000	428,458
PT Ciputra Development Tbk	1,509,000	173,332
PT Ciputra Property Tbk	580,000	57,019
PT Citra Marga Nusaphala Persada Tbk	341,500	63,611
PT Energi Mega Persada Tbk[a]	6,182,500	66,537
PT Erajaya Swasembada Tbk[a]	125,000	37,836
PT Gajah Tunggal Tbk	217,500	49,516
PT Garuda Indonesia (Persero) Tbk[a]	764,000	52,180
PT Global Mediacom Tbk	767,000	182,553
PT Gudang Garam Tbk	58,500	292,394
PT Holcim Indonesia Tbk	235,000	89,370
PT Indika Energy Tbk	254,000	36,798
PT Indo Tambangraya Megah Tbk	49,000	204,093
PT Indocement Tunggal Prakarsa Tbk	186,500	423,622
PT Indofood Sukses Makmur Tbk	535,500	404,527

Security	Shares	Value

PT Indosat Tbk	170,500	$112,038
PT Japfa Comfeed Indonesia Tbk	110,000	92,772
PT Jasa Marga (Persero) Tbk	300,500	172,585
PT Kalbe Farma Tbk	2,937,500	392,133
PT Kawasan Industri Jababeka Tbk[a]	2,207,000	59,380
PT Krakatau Steel (Persero) Tbk	570,000	39,520
PT Lippo Karawaci Tbk	2,305,000	269,535
PT Medco Energi Internasional Tbk	397,000	69,019
PT Media Nusantara Citra Tbk	535,500	163,473
PT Mitra Adiperkasa Tbk	116,500	94,034
PT MNC Sky Vision Tbk[a]	275,000	60,472
PT Pakuwon Jati Tbk	1,435,000	53,459
PT Panin Financial Tbk[a]	2,681,000	56,874
PT Perusahaan Gas Negara (Persero) Tbk	1,380,000	685,466
PT Ramayana Lestari Sentosa Tbk	376,000	51,360
PT Semen Gresik (Persero) Tbk	372,500	668,792
PT Sentul City Tbk[a]	2,962,000	90,422
PT Summarecon Agung Tbk	653,000	157,109
PT Surya Semesta Internusa Tbk	402,657	62,502
PT Telekomunikasi Indonesia (Persero) Tbk	1,260,000	1,401,666
PT Timah (Persero) Tbk	318,000	48,374
PT Tower Bersama Infrastructure Tbk[a]	172,000	99,674
PT Trada Maritime Tbk[a]	597,500	87,799
PT Unilever Indonesia Tbk	191,500	452,815
PT United Tractors Tbk	221,000	441,383
PT Wijaya Karya (Persero) Tbk	383,500	70,243
PT XL Axiata Tbk	315,000	177,653

		17,461,573
MALAYSIA — 3.50%
Aeon Credit Service M Bhd	8,700	34,457
Affin Holdings Bhd	66,900	71,435
AirAsia Bhd	155,900	146,795
Alliance Financial Group Bhd	156,200	217,836
AMMB Holdings Bhd	226,200	462,574
Axiata Group Bhd	318,400	659,363
Berjaya Corp. Bhd	503,300	87,941
Berjaya Sports Toto Bhd	80,408	109,275
BIMB Holdings Bhd	39,900	40,023
British American Tobacco (Malaysia) Bhd	13,900	274,357
Bumi Armada Bhd[a]	190,800	233,985

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Bursa Malaysia Bhd	62,800	$134,114
CapitaMalls Malaysia Trust Bhd	142,600	86,746
Carlsberg Brewery Malaysia Bhd	18,700	78,055
CIMB Group Holdings Bhd	627,700	1,462,365
Dialog Group Bhd	183,200	138,119
DiGi.Com Bhd	385,700	570,344
DRB-Hicom Bhd	99,500	82,742
Eastern & Oriental Bhd	76,700	39,212
Felda Global Ventures Holdings Bhd	162,800	236,522
Gamuda Bhd	43,300	53,801
Genting Bhd	260,300	799,303
Genting Malaysia Bhd	370,500	443,569
Genting Plantations Bhd	30,500	83,590
HAP Seng Consolidated Bhd	91,800	46,635
Hartalega Holdings Bhd	33,400	51,443
Hong Leong Bank Bhd	77,400	365,149
Hong Leong Financial Group Bhd	35,400	164,257
IGB Corp. Bhd	126,200	91,878
IHH Healthcare Bhd[a]	249,200	276,575
IJM Corp. Bhd	69,800	115,863
IJM Land Bhd	51,900	36,610
IJM Plantations Bhd	38,000	36,027
IOI Corp. Bhd	415,400	658,618
KLCC Property Holdings Bhd	41,100	86,974
KPJ Healthcare Bhd	72,700	137,143
Kuala Lumpur Kepong Bhd	62,600	420,102
Lafarge Malayan Cement Bhd	47,400	149,692
Mah Sing Group Bhd	65,300	44,372
Malayan Banking Bhd	551,500	1,632,818
Malaysia Airports Holdings Bhd	76,700	135,754
Malaysia Building Society Bhd	51,600	41,407
Malaysia Marine and Heavy Engineering Holdings Bhd	62,600	82,035
Malaysian Airline System Bhd[a]	150,500	35,793
Malaysian Resources Corp. Bhd	269,300	112,408
Maxis Communications Bhd	282,100	581,452
Media Chinese International Ltd.	84,300	30,278
Media Prima Bhd	142,100	100,236
MISC Bhd[a]	154,700	263,798
MMC Corp. Bhd	124,200	100,871
Multi-Purpose Holdings Bhd	106,000	116,615
OSK Holdings Bhd	194,000	90,393
Parkson Holdings Bhd	75,400	112,472

Security	Shares	Value

Pavilion Real Estate Investment Trust Bhd	106,200	$53,607
Petronas Chemicals Group Bhd	353,700	726,742
Petronas Dagangan Bhd	29,000	220,702
Petronas Gas Bhd	72,800	431,547
POS Malaysia Bhd	41,900	51,248
PPB Group Bhd	67,100	268,791
Public Bank Bhd Foreign	136,600	711,620
QL Resources Bhd	50,700	49,215
RHB Capital Bhd	86,300	219,206
Sapurakencana Petroleum Bhd[a]	328,800	308,533
Sarawak Oil Palms Bhd	17,900	29,249
Sime Darby Bhd	341,100	1,016,512
Sunway Bhd[a]	116,800	94,105
Sunway Real Estate Investment Trust Bhd	216,900	105,976
Supermax Corp. Bhd	70,800	41,923
Ta Ann Holdings Bhd	22,600	24,863
TA Enterprise Bhd	472,800	77,257
TAN Chong Motor Holdings Bhd	29,200	48,564
Telekom Malaysia Bhd	131,200	225,848
Tenaga Nasional Bhd	343,500	771,361
TIME dotCom Bhd	62,000	76,635
Top Glove Corp. Bhd	49,500	87,932
Tradewinds (Malaysia) Bhd	13,100	39,167
TSH Resources Bhd	49,200	34,705
UEM Land Holdings Bhd[a]	189,200	140,194
UMW Holdings Bhd	59,400	246,018
UOA Development Bhd	57,800	34,787
WCT Bhd	142,480	101,887
YTL Corp. Bhd	641,000	342,226
YTL Power International Bhd	347,400	170,862

		19,415,472
MEXICO — 4.88%
Alfa SAB de CV Series A	359,400	874,174
Alpek SAB de CV	56,600	128,987
Alsea SAB de CVa	51,600	129,101
America Movil SAB de CV Series L	4,895,700	5,122,536
Arca Continental SAB de CV	40,100	301,897
Axtel SAB de CV CPO[a,b]	154,400	35,525
Bolsa Mexicana de Valores SAB de CV	35,000	85,158

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Cemex SAB de CV CPO[a]	1,330,900	$1,429,020
Coca-Cola FEMSA SAB de CV Series L	54,000	912,315
Compartamos SAB de CV	133,500	212,297
Consorcio ARA SAB de CVa	144,400	55,939
Controladora Comercial Mexicana SAB de CV BC Units	45,800	158,319
Desarrolladora Homex SAB de CVa,b	35,900	71,334
El Puerto de Liverpool SA de CV Series C1	20,500	231,039
Empresas ICA SAB de CVa	79,900	230,609
Fomento Economico Mexicano SAB de CV BD Units	244,100	2,730,041
Genomma Lab Internacional SAB de CV Series Ba	92,500	221,949
Gruma SAB de CV Series Ba	23,200	81,685
Grupo Aeromexico SAB de CVa	22,600	31,164
Grupo Aeroportuario del Centro Norte SAB de CV	22,400	76,484
Grupo Aeroportuario del Pacifico SAB de CV Series B	36,200	223,666
Grupo Aeroportuario del Sureste SAB de CV Series B	25,900	341,315
Grupo Bimbo SAB de CV Series A	208,400	565,445
Grupo Carso SAB de CV Series A1	71,500	346,870
Grupo Famsa SAB de CV Series Aa	27,600	40,305
Grupo Financiero Banorte SAB de CV Series O	236,600	1,756,083
Grupo Financiero Inbursa SAB de CV Series O	256,900	724,180
Grupo Financiero Santander Mexico SAB de CV Series B	190,400	568,610
Grupo Herdez SAB de CVb	24,700	74,711
Grupo Mexico SAB de CV Series B	479,700	1,883,819
Grupo Modelo SAB de CV Series C	80,100	716,941
Grupo Simec SAB de CV Series Ba	10,200	43,497
Grupo Televisa SAB de CV CPO	325,400	1,746,695
Industrias CH SAB de CV Series Ba	20,700	168,899
Industrias Penoles SAB de CV	17,285	797,578
Kimberly-Clark de Mexico SAB de CV Series A	193,600	612,862
Mexichem SAB de CV	134,200	672,053
Minera Frisco SAB de CV Series A1[a]	83,200	351,345
TV Azteca SAB de CV CPO	189,400	131,919

Security	Shares	Value

Urbi Desarrollos Urbanos SAB de CVa	154,000	$51,944
Wal-Mart de Mexico SAB de CV Series V	665,600	2,090,361

		27,028,671
MOROCCO — 0.07%
Attijariwafa Bank	4,609	164,152
Douja Promotion Groupe Addoha SA	13,062	92,888
Managem	185	34,140
Maroc Telecom SA	9,615	122,624

		413,804
PERU — 0.52%
Compania de Minas Buenaventura SA SP ADR	25,402	650,799
Credicorp Ltd.	9,011	1,351,470
Southern Copper Corp.	23,192	876,426

		2,878,695
PHILIPPINES — 1.17%
Aboitiz Equity Ventures Inc.	242,010	348,790
Aboitiz Power Corp.	209,000	197,897
Alliance Global Group Inc.	240,800	118,446
Atlas Consolidated Mining & Development Corp.[a]	99,000	52,349
Ayala Corp.	22,620	322,388
Ayala Land Inc.	665,800	523,994
Bank of the Philippine Islands	83,310	217,188
BDO Unibank Inc.[a]	184,500	449,225
Belle Corp.[a]	633,200	91,881
Cebu Air Inc.	33,560	54,475
DMCI Holdings Inc.	96,000	126,316
East West Banking Corp.[a]	60,800	52,486
Energy Development Corp.	939,500	175,145
Filinvest Land Inc.	1,699,000	82,318
First Gen Corp.[a]	135,100	87,386
First Philippine Holdings Corp.	29,360	82,101
Globe Telecom Inc.	4,240	117,314
GT Capital Holdings Inc.	6,040	111,412
International Container Terminal Services Inc.	93,400	188,362
Jollibee Foods Corp.	48,050	149,964
Lopez Holdings Corp.	422,000	77,841
Manila Water Co. Inc.	86,500	77,225
Megaworld Corp.	1,422,000	137,444

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Metropolitan Bank & Trust Co.	31,100	$87,196
Nickel Asia Corp.	90,600	47,239
Philex Petroleum Corp.[a]	50,000	41,318
Philippine Long Distance Telephone Co.	5,185	372,361
Philippine National Bank[a]	32,070	81,871
Puregold Price Club Inc.	115,900	118,009
Rizal Commercial Banking Corp.	28,560	44,252
Robinsons Land Corp.	215,400	120,520
San Miguel Corp.	64,000	195,022
Security Bank Corp.	17,100	74,313
SM Development Corp.	255,000	53,747
SM Investments Corp.	27,645	709,822
SM Prime Holdings Inc.	844,500	394,626
Universal Robina Corp.	99,300	231,521
Vista Land & Lifescapes Inc.	352,600	47,522

		6,461,286
POLAND — 1.46%
Asseco Poland SA	8,608	117,058
Bank Handlowy w Warszawie SA	4,554	128,965
Bank Millennium SAa	66,953	100,813
Bank Pekao SA	17,056	861,786
BRE Bank SAa	2,058	218,795
Budimex SA	1,646	38,369
Ciech SAa	7,462	50,420
Cyfrowy Polsat SAa	28,987	149,749
ENEA SA	13,983	68,273
Eurocash SA	8,855	147,837
Getin Holding SAa	52,192	46,692
Getin Noble Bank SAa	222,818	132,657
Globe Trade Centre SAa,b	36,299	93,190
Grupa Lotos SAa	8,740	114,999
Jastrzebska Spolka Weglowa SA	4,927	147,443
Kernel Holding SAa	6,842	140,308
KGHM Polska Miedz SA	17,572	1,000,224
Lubelski Wegiel Bogdanka SA	4,409	179,718
Netia SAa	57,530	84,087
Polska Grupa Energetyczna SA	93,452	477,777
Polski Koncern Naftowy Orlen SAa	40,355	682,001
Polskie Gornictwo Naftowe i Gazownictwo SAa	222,843	401,525
Powszechna Kasa Oszczednosci Bank Polski SA	113,271	1,270,242

Security	Shares	Value

Powszechny Zaklad Ubezpieczen SA	6,976	$885,363
Synthos SA	65,484	114,072
Tauron Polska Energia SA	128,438	178,018
TVN SA	25,977	79,374
Warsaw Stock Exchange SA	6,095	80,638
Zaklady Azotowe w Tarnowie-Moscicach SAa	6,546	116,298

		8,106,691
RUSSIA — 5.10%
Aeroflot-Russian Airlines OJSC	35,656	61,752
Federal Grid Co. of Unified Energy System OJSC[a]	41,870,000	260,064
Gazprom OAO	1,335,830	5,997,619
IDGC Holding JSC[a]	2,403,000	150,685
INTER RAO UES OJSC[a]	290,300,000	204,900
LSR Group OJSC SP GDR[d]	34,257	162,515
LUKOIL OAO	63,644	4,082,430
Magnit OJSC SP GDR[d]	31,689	1,344,247
Mechel OAO SP ADR	23,448	128,729
MegaFon OAO SP GDR[a]	11,007	316,451
MMC Norilsk Nickel OJSC	6,007	1,060,752
Mobile TeleSystems OJSC SP ADR	65,184	1,348,657
NovaTek OAO SP GDR[d]	11,387	1,320,892
Novolipetsk Steel OJSC SP GDR[d]	8,418	161,541
OGK-2 OJSC	4,053,000	50,804
PIK Group[a]	33,680	72,241
Rosneft Oil Co. OJSC	158,760	1,265,872
Rostelecom OJSC	149,580	599,832
RusHydro OJSC	17,114,000	384,976
Sberbank of Russia	1,365,800	4,666,972
Severstal OAO	21,430	238,861
Sistema JSFC SP GDR[d]	15,508	304,887
Sollers OJSC[a]	2,144	56,888
Surgutneftegas OJSC	906,700	850,091
Tatneft OAO, Class S	178,260	1,166,745
TMK OAO SP GDR[d]	8,647	128,927
Uralkali OJSC	166,400	1,237,017
VTB Bank OJSC	355,530,000	649,193

		28,274,540
SOUTH AFRICA — 7.20%
Absa Group Ltd.	37,434	677,948
Acucap Properties Ltd.	20,919	108,364

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Adcock Ingram Holdings Ltd.	21,983	$136,905
Adcorp Holdings Ltd.	24,565	87,060
Advtech Ltd.	74,978	56,405
Aeci Ltd.	19,399	205,390
African Bank Investments Ltd.	96,557	309,923
African Oxygen Ltd.	22,985	56,536
African Rainbow Minerals Ltd.	13,748	292,896
Anglo American Platinum Ltd.	8,517	403,415
AngloGold Ashanti Ltd.	47,682	1,171,285
ArcelorMittal South Africa Ltd.[a]	26,359	85,046
Aspen Pharmacare Holdings Ltd.[a]	35,909	653,051
Assore Ltd.	3,944	148,350
Astral Foods Ltd.	9,593	96,222
Aveng Ltd.	58,012	212,065
AVI Ltd.	31,343	193,870
Barloworld Ltd.	27,073	278,493
Bidvest Group Ltd.	36,474	967,957
Blue Label Telecoms Ltd.	53,662	48,742
Brait SEa	49,895	179,946
Capital Property Fund	158,678	190,286
Cashbuild Ltd.	5,243	75,963
Cipla Medpro South Africa Ltd.	48,335	51,660
City Lodge Hotels Ltd.	6,859	83,017
Clicks Group Ltd.	32,320	213,421
Clover Industries Ltd.	38,912	73,724
Coronation Fund Managers Ltd.	28,242	148,533
DataTec Ltd.	25,357	137,655
Discovery Holdings Ltd.	34,965	292,651
DRDGOLD Ltd.	84,947	62,389
Emira Property Fund	59,287	97,989
EOH Holdings Ltd.	11,882	67,007
Exxaro Resources Ltd.	15,574	298,282
Famous Brands Ltd.	6,480	60,303
FirstRand Ltd.	376,618	1,294,891
Foschini Group Ltd. (The)	25,495	304,172
Fountainhead Property Trust	156,505	151,748
Gold Fields Ltd.	90,461	770,552
Grindrod Ltd.	47,695	94,670
Group Five Ltd.	17,389	67,830
Growthpoint Properties Ltd.	211,683	645,238
Harmony Gold Mining Co. Ltd.	49,858	315,228
Hudaco Industries Ltd.	6,557	72,493
Hyprop Investments Ltd. Units	14,877	119,958

Security	Shares	Value

Illovo Sugar Ltd.	30,174	$103,240
Impala Platinum Holdings Ltd.	66,930	1,036,842
Imperial Holdings Ltd.	21,858	504,239
Investec Ltd.	29,361	209,457
JD Group Ltd.	16,376	71,653
JSE Ltd.	14,390	109,216
Kumba Iron Ore Ltd.	9,746	617,311
Lewis Group Ltd.	10,690	77,464
Liberty Holdings Ltd.	12,619	163,843
Life Healthcare Group Holdings Ltd.	120,093	451,719
Massmart Holdings Ltd.	13,045	271,144
Metair Investments Ltd.	10,455	38,393
MMI Holdings Ltd.	117,978	293,870
Mondi Ltd.	15,326	195,403
Mpact Ltd.	47,593	115,632
Mr. Price Group Ltd.	29,206	376,960
MTN Group Ltd.	211,431	4,137,569
Murray & Roberts Holdings Ltd.[a]	58,989	164,423
Nampak Ltd.	71,929	245,864
Naspers Ltd. Class N	49,084	3,188,242
Nedbank Group Ltd.	25,656	550,966
Netcare Ltd.	112,533	250,834
Northam Platinum Ltd.	27,645	120,714
Omnia Holdings Ltd.	7,189	120,181
Pick n Pay Holdings Ltd.	33,326	69,826
Pick n Pay Stores Ltd.	31,526	157,301
Pinnacle Technology Holdings Ltd.	28,531	65,821
PPC Ltd.	60,845	234,017
Redefine Properties Ltd.	364,340	399,151
Remgro Ltd.	51,868	982,710
Resilient Property Income Fund Ltd.	30,092	170,872
Reunert Ltd.	21,920	194,216
RMB Holdings Ltd.	84,392	385,058
RMI Holdings Ltd.	81,340	206,144
Royal Bafokeng Platinum Ltd.[a]	9,005	55,800
SA Corporate Real Estate Fund Nominees Pty Ltd.	135,583	60,745
Sanlam Ltd.	217,317	1,096,673
Santam Ltd.	3,833	79,029
Sappi Ltd.[a]	67,155	213,305
Sasol Ltd.	68,244	2,919,614
Shoprite Holdings Ltd.	52,363	1,003,176
Sibanye Gold Ltd.[a]	78,242	113,360

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

SPAR Group Ltd. (The)	19,820	$241,214
Standard Bank Group Ltd.	150,949	1,959,728
Steinhoff International Holdings Ltd.[a]	151,888	441,308
Sun International Ltd.	16,885	190,402
Super Group Ltd.[a]	37,410	88,389
Sycom Property Fund	17,451	54,457
Telkom South Africa Ltd.[a]	45,048	76,313
Tiger Brands Ltd.	19,780	669,055
Tongaat Hulett Ltd.	13,701	212,248
Truworths International Ltd.	53,741	557,313
Vodacom Group Ltd.	45,733	607,296
Vukile Property Fund Ltd.	48,345	96,661
Wilson Bayly Holmes-Ovcon Ltd.	6,676	115,325
Woolworths Holdings Ltd.	91,175	656,832
Zeder Investments Ltd.	131,781	49,935

		39,898,002
SOUTH KOREA — 14.82%
3S Korea Co. Ltd.[a]	8,609	63,445
Able C&C Co. Ltd.	991	66,352
Agabang & Co.	3,809	30,604
Ahnlab Inc.	745	43,758
AmorePacific Corp.	419	396,238
AmorePacific Group	368	143,417
Asia Cement Co. Ltd.	721	50,272
Asiana Airlines Inc.[a]	20,260	111,326
ATLASBX Co. Ltd.	1,535	43,095
Binggrae Co. Ltd.	868	109,419
Bioland Ltd.	2,402	33,940
BS Financial Group Inc.	4,540	65,616
Bukwang Pharmaceutical Co. Ltd.	2,797	37,971
Busan City Gas Co. Ltd.	4,150	87,957
Capro Corp.	4,010	42,773
Celltrion Inc.	15,615	387,193
Chabio & Diostech Co. Ltd.[a]	8,966	89,840
Cheil Industries Inc.	952	77,544
Cheil Worldwide Inc.[a]	11,880	263,311
Chong Kun Dang Pharm Corp.	1,810	82,408
CJ CGV Co. Ltd.	2,500	97,199
CJ CheilJedang Corp.	1,036	369,786
CJ Corp.	1,935	267,155
CJ E&M Corp.[a]	2,523	87,376
CJ Freshway Corp.	1,043	32,894
CJ O Shopping Co. Ltd.	410	116,053

Security	Shares	Value

Com2uS Corp.[a]	1,007	$46,173
Cosmax Inc.	1,810	76,891
Coway Co. Ltd.[a]	7,110	327,323
CUROCOM Co. Ltd.[a]	13,274	34,079
Dae Won Kang Up Co. Ltd.	3,960	30,720
Daeduck Electronics Co.	7,640	79,376
Daeduck GDS Co. Ltd.	4,490	79,199
Daekyo Co. Ltd.	6,670	39,300
Daelim Industrial Co. Ltd.	2,866	255,944
Daesang Corp.	2,620	79,121
Daewoo Engineering & Construction Co. Ltd.[a]	15,660	131,461
Daewoo International Corp.	6,150	217,812
Daewoo Securities Co. Ltd.	21,620	244,587
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	12,760	354,109
Daewoong Pharmaceutical Co. Ltd.	772	39,569
Daishin Securities Co. Ltd.	6,070	58,019
Daou Technology Inc.	4,800	78,018
Daum Communications Corp.	1,781	157,240
Dong-A Pharmaceutical Co. Ltd.	962	110,164
Dongbu Insurance Co. Ltd.	5,404	236,806
Dongbu Steel Co. Ltd.[a]	22,710	82,528
Dongkuk Steel Mill Co. Ltd.	7,940	92,758
Dongsuh Companies Inc.	4,780	93,806
Dongwon Industries Co. Ltd.	255	67,116
Dongyang Mechatronics Corp.	4,900	53,171
Doosan Corp.	1,215	144,746
Doosan Engine Co. Ltd.[a]	5,670	41,890
Doosan Heavy Industries & Construction Co. Ltd.	6,289	254,679
Doosan Infracore Co. Ltd.[a]	14,050	205,010
Duksan Hi-Metal Co. Ltd.[a]	3,129	73,975
DuzonBIzon Co. Ltd.	3,290	36,460
E-Mart Co. Ltd.	2,700	551,059
E1 Corp.	696	40,880
EG Corp.	934	34,675
EO Technics Co. Ltd.	2,211	70,241
Eugene Investment & Securities Co. Ltd.[a]	34,180	82,071
Fila Korea Ltd.	1,308	71,148
Foosung Co. Ltd.[a]	9,560	41,539
Gamevil Inc.[a]	440	39,537

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

GemVax & Kael Co. Ltd.[a]	3,551	$120,026
Genic Co. Ltd.[a]	959	27,012
Global & Yuasa Battery Co. Ltd.	2,050	91,915
Golfzon Co. Ltd.	785	41,757
Grand Korea Leisure Co. Ltd.	4,130	105,841
Green Cross Corp.	739	101,347
Green Cross Holdings Corp.	3,380	45,417
GS Engineering & Construction Corp.	4,720	238,871
GS Global Corp.	3,980	40,799
GS Holdings Corp.	6,707	432,340
GS Home Shopping Inc.	484	86,803
Gwangju Shinsegae Co. Ltd.	183	40,645
Haansoft Inc.	2,033	37,832
Halla Climate Control Corp.	4,990	114,747
Halla Engineering & Construction Corp.	5,820	40,311
Hana Tour Service Inc.	1,370	85,781
Hanall Biopharma Co. Ltd.[a]	4,670	40,756
Handsome Co. Ltd.	1,900	47,552
Hanil Cement Co. Ltd.	880	47,380
Hanil E-Wha Co. Ltd.	4,740	40,535
Hanjin Heavy Industries & Construction Co. Ltd.[a]	5,000	41,696
Hanjin Shipping Co. Ltd.[a]	12,370	125,091
Hanjin Transportation Co. Ltd.	4,250	80,461
Hankook Shell Oil Co. Ltd.	226	62,614
Hankook Tire Co. Ltd.	9,750	443,908
Hankook Tire Worldwide Co. Ltd.	2,570	44,620
Hanmi Pharm Co. Ltd.[a]	822	115,387
Hansae Co. Ltd.	2,400	34,022
Hansol Chemical Co. Ltd.	3,360	71,679
Hansol Paper Co.	7,420	74,349
Hanssem Co. Ltd.	1,900	34,392
Hanwha Chemical Corp.	11,460	210,610
Hanwha Corp.	7,050	227,225
Hanwha General Insurance Co. Ltd.[a]	6,790	36,119
Hanwha Investment & Securities Co. Ltd.	13,620	58,489
Hanwha Life Insurance Co. Ltd.	24,060	160,870
HMC Investment Securities Co. Ltd.	6,950	88,574
Hotel Shilla Co. Ltd.	4,408	193,975
Huchems Fine Chemical Corp.	3,560	80,384
Huvis Corp.	3,730	36,858

Security	Shares	Value

Hwa Shin Co. Ltd.	3,890	$40,236
Hy-Lok Corp.	2,384	43,923
Hyosung Corp.	3,254	169,788
Hyundai Corp.	2,380	54,070
Hyundai Department Store Co. Ltd.	1,881	262,306
Hyundai Development Co.	7,810	178,512
Hyundai Engineering & Construction Co. Ltd.	8,864	559,922
Hyundai Glovis Co. Ltd.	1,633	309,913
Hyundai Greenfood Co. Ltd.	5,430	87,506
Hyundai Heavy Industries Co. Ltd.	5,348	1,059,401
Hyundai Home Shopping Network Corp.	342	42,954
Hyundai Hysco Co. Ltd.	4,460	148,691
Hyundai Marine & Fire Insurance Co. Ltd.	8,000	232,355
Hyundai Merchant Marine Co. Ltd.[a]	7,349	120,806
Hyundai Mipo Dockyard Co. Ltd.	1,670	181,987
Hyundai Mobis Co. Ltd.	8,543	2,469,429
Hyundai Motor Co.	19,755	3,977,180
Hyundai Securities Co. Ltd.	17,970	148,032
Hyundai Steel Co.	7,447	585,265
Hyundai Wia Corp.	1,909	280,314
Iljin Display Co. Ltd.	3,410	66,920
Ilyang Pharmaceutical Co. Ltd.[a]	1,620	48,473
iMarketKorea Inc.	3,290	71,705
Industrial Bank of Korea	23,330	282,246
Interflex Co. Ltd.[a]	983	40,942
Interpark Corp.	5,138	33,595
ISU Chemical Co. Ltd.	3,880	64,498
JCEntertainment Corp.	2,096	29,906
Jeonbuk Bank	24,430	121,380
Jusung Engineering Co. Ltd.[a]	10,735	53,039
Kangwon Land Inc.	12,530	380,127
KB Financial Group Inc.	48,530	1,770,309
KCC Corp.	582	153,183
KEPCO Plant Service & Engineering Co. Ltd.	1,470	71,272
Kia Motors Corp.	33,338	1,721,048
KISWIRE Ltd.	2,610	71,106
KIWOOM Securities Co. Ltd.	1,824	103,933
Koh Young Technology Inc.	2,547	71,977
Kolao Holdings	2,014	39,524
Kolon Industries Inc.	2,570	132,912

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Komipharm International Co. Ltd.[a]	5,781	$57,659
Korea Aerospace Industries Ltd.	4,890	109,738
Korea District Heating Corp.	574	45,058
Korea Electric Power Corp.[a]	32,020	965,487
Korea Exchange Bank[a]	37,220	261,235
Korea Gas Corp.	2,980	196,772
Korea Investment Holdings Co. Ltd.	5,290	224,971
Korea Kolmar Co. Ltd.[a]	1,560	44,445
Korea Zinc Co. Ltd.	1,120	388,909
Korean Air Lines Co. Ltd.[a]	4,890	199,606
Korean Reinsurance Co.	10,910	117,883
KT Corp.	4,370	144,480
KT Skylife Co. Ltd.	2,420	70,176
KT&G Corp.	13,696	976,456
Kukdo Chemical Co. Ltd.	1,110	41,773
Kumho Petro Chemical Co. Ltd.	1,754	177,372
Kumho Tire Co. Inc.[a]	9,900	113,827
Kwang Dong Pharmaceutical Co. Ltd.	6,670	42,318
LG Chem Ltd.	5,876	1,608,971
LG Corp.	12,255	745,831
LG Display Co. Ltd.[a]	29,770	839,908
LG Electronics Inc.	13,529	978,294
LG Fashion Corp.	2,880	78,993
LG Hausys Ltd.	1,408	103,504
LG Household & Health Care Ltd.	1,193	684,185
LG Innotek Co. Ltd.[a]	1,617	113,044
LG International Corp.	4,500	176,621
LG Life Sciences Ltd.[a]	1,690	87,713
LG Uplus Corp.[a]	28,990	227,567
LIG Insurance Co. Ltd.	5,630	121,405
Lock & Lock Co. Ltd.	3,290	84,010
Lotte Chemical Corp.[a]	2,234	491,023
Lotte Chilsung Beverage Co. Ltd.	90	120,019
Lotte Confectionery Co. Ltd.	100	168,910
Lotte Samkang Co. Ltd.	118	80,859
Lotte Shopping Co. Ltd.	1,421	510,488
LS Corp.	2,516	203,311
LS Industrial Systems Co. Ltd.	2,267	139,852
Lumens Co. Ltd.[a]	7,144	54,694
Maeil Dairy Industry Co. Ltd.	1,085	33,968
Mando Corp.	1,703	206,029
Medipost Co. Ltd.[a]	1,016	89,137
Medy-Tox Inc.	786	77,088

Security	Shares	Value

MegaStudy Co. Ltd.	677	$49,330
Melfas Inc.	3,009	57,105
Meritz Fire & Marine Insurance Co. Ltd.	8,820	94,486
Meritz Securities Co. Ltd.	58,100	74,850
Mirae Asset Securities Co. Ltd.	3,520	141,245
Modetour Network Inc.	1,627	43,875
Muhak Co. Ltd.	3,012	40,055
Namhae Chemical Corp.	11,300	79,520
Namyang Dairy Products Co. Ltd.	92	85,388
NCsoft Corp.	1,912	252,502
Neo Holdings Co. Ltd.[a,c]	450	—
Neowiz Games Corp.[a]	1,854	33,045
NEPES Corp.	4,218	70,117
Nexen Corp.	594	40,868
Nexen Tire Corp.	5,690	81,712
NH Investment & Securities Co. Ltd.	9,240	45,653
NHN Corp.	5,101	1,238,947
NICE Holdings Co. Ltd.	1,334	89,687
Nong Shim Holdings Co. Ltd.	1,247	74,855
NongShim Co. Ltd.	441	117,293
OCI Co. Ltd.	2,187	350,421
OCI Materials Co. Ltd.	2,084	67,361
ORION Corp.	461	455,540
Osstem Implant Co. Ltd.[a]	1,506	48,261
Ottogi Corp.	181	42,123
Paradise Co. Ltd.	4,793	86,315
Partron Co. Ltd.	4,012	87,441
Pharmicell Co. Ltd.[a]	7,270	33,905
Poongsan Corp.	4,010	107,951
POSCO	8,214	2,681,550
POSCO Chemtech Co. Ltd.	345	38,743
POSCO ICT Co. Ltd.	5,924	42,126
Pyeong Hwa Automotive Co. Ltd.	2,624	39,257
RNL BIO Co. Ltd.[a]	13,810	32,968
S&T Dynamics Co. Ltd.	4,640	52,064
S-Oil Corp.	5,851	539,806
S1 Corp.	2,595	166,557
Samchully Co. Ltd.	643	67,695
SamkwangGlass Co. Ltd.	688	41,681
Samsung C&T Corp.	15,583	952,688
Samsung Card Co. Ltd.	5,850	210,429
Samsung Electro-Mechanics Co. Ltd.	7,451	657,143

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Samsung Electronics Co. Ltd.	13,877	$19,787,212
Samsung Engineering Co. Ltd.	3,938	560,065
Samsung Fine Chemicals Co. Ltd.	2,781	144,081
Samsung Fire & Marine Insurance Co. Ltd.	4,430	932,782
Samsung Heavy Industries Co. Ltd.	20,150	719,227
Samsung Life Insurance Co. Ltd.	7,734	742,813
Samsung SDI Co. Ltd.	4,261	546,976
Samsung Securities Co. Ltd.	7,625	404,197
Samsung Techwin Co. Ltd.	4,952	298,174
Sapphire Technology Co. Ltd.[a]	1,339	32,831
SBS Media Holdings Co. Ltd.	5,270	27,644
SeAH Besteel Corp.	1,900	58,694
SeAH Steel Corp.	380	31,900
Sebang Co. Ltd.	5,170	81,884
Seegene Inc.[a]	1,154	68,100
Seobu T&Da	1,739	33,726
Seoul Semiconductor Co. Ltd.	5,320	141,988
SFA Engineering Corp.	1,640	89,207
Shinsegae Co. Ltd.	910	190,349
Shinsegae Food Co. Ltd.	897	75,466
Shinsegae International Co. Ltd.	728	54,458
Simm Tech Co. Ltd.	8,404	69,230
Sindoh Co. Ltd.	860	51,624
SK Broadband Co. Ltd.[a]	20,081	83,916
SK C&C Co. Ltd.	2,798	266,150
SK Chemicals Co. Ltd.	2,122	112,290
SK Gas Co. Ltd.	520	36,545
SK Holdings Co. Ltd.	3,390	551,003
SK Hynix Inc.[a]	65,860	1,611,793
SK Innovation Co. Ltd.	7,629	1,254,092
SK Networks Co. Ltd.	20,140	148,610
SK Securities Co. Ltd.	66,750	66,576
SK Telecom Co. Ltd.	1,238	204,080
SKC Co. Ltd.	3,110	100,668
SL Corp.	2,760	38,616
SM Entertainment Co.[a]	1,858	74,812
Soulbrain Co. Ltd.	1,680	65,163
Ssangyong Motor Co.[a]	7,040	41,025
STS Semiconductor & Telecommunications Co. Ltd.	10,894	58,755
STX Corp. Co. Ltd.	11,790	82,097
STX Engine Co. Ltd.[a]	5,290	39,181

Security	Shares	Value

STX Offshore & Shipbuilding Co. Ltd.[a]	11,360	$69,766
STX Pan Ocean Co. Ltd.[a]	13,920	62,412
Sung Kwang Bend Co. Ltd.	3,552	78,399
Sungwoo Hitech Co. Ltd.	4,386	57,720
Suprema Inc.[a]	2,228	40,534
Taekwang Industrial Co. Ltd.	58	55,438
Taewoong Co. Ltd.[a]	1,937	39,354
Taeyoung Engineering & Construction Co. Ltd.	10,020	51,357
Taihan Electric Wire Co. Ltd.[a]	11,971	42,895
Tera Resource Co. Ltd.[a]	29,499	35,007
TK Corp.[a]	1,985	46,562
TONGYANG Life Insurance Co.	7,350	74,666
TONGYANG Securities Inc.	18,250	69,607
ViroMed Co. Ltd.[a]	1,614	50,306
WeMade Entertainment Co. Ltd.[a]	1,034	45,263
Wonik IPS Co. Ltd.[a]	14,822	68,852
Woori Finance Holdings Co. Ltd.	48,240	585,834
Woori Financial Co. Ltd.	3,180	49,631
Woori Investment & Securities Co. Ltd.	17,710	208,531
YG Entertainment Inc.[a]	989	61,103
Youlchon Chemical Co. Ltd.	9,090	72,866
Youngone Corp.	2,990	103,549
Youngone Holdings Co. Ltd.	741	47,629
Yuhan Corp.	995	164,022
Yungjin Pharmaceutical Co. Ltd.[a]	20,790	33,312

		82,188,579
TAIWAN — 11.40%
A-DATA Technology Co. Ltd.	38,000	47,906
Ability Enterprise Co. Ltd.	55,000	51,540
AcBel Polytech Inc.	62,000	49,113
Accton Technology Corp.	102,000	54,152
Acer Inc.[a]	301,000	268,365
Advanced Semiconductor Engineering Inc.	771,000	639,327
Advantech Co. Ltd.	34,000	151,282
Airtac International Group	9,000	52,483
ALI Corp.	38,000	44,063
Alpha Networks Inc.	57,000	37,467
Altek Corp.	82,000	48,371
Ambassador Hotel Ltd. (The)	40,000	41,056
AmTRAN Technology Co. Ltd.	119,000	82,832

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Apex Biotechnology Corp.	20,000	$52,787
Ardentec Corp.	71,000	47,387
Asia Cement Corp.	242,000	301,822
Asia Optical Co. Inc.[a]	40,000	41,326
Asia Polymer Corp.	48,000	40,935
ASUSTeK Computer Inc.	84,000	1,019,332
AU Optronics Corp.[a]	987,000	429,181
Bank of Kaohsiung Co. Ltd.[a]	296,000	95,086
BES Engineering Corp.	302,000	92,229
Capital Securities Corp.	234,000	88,736
Career Technology (MFG.) Co. Ltd.	37,000	45,835
Catcher Technology Co. Ltd.	73,000	329,732
Cathay Financial Holding Co. Ltd.	873,000	1,106,460
Cathay Real Estate Development Co. Ltd.	77,000	39,452
Chailease Holding Co. Ltd.	87,000	243,992
Chang Hwa Commercial Bank Ltd.	591,000	345,637
Cheng Loong Corp.	215,000	92,040
Cheng Shin Rubber Industry Co. Ltd.	223,000	605,862
Cheng Uei Precision Industry Co. Ltd.	44,000	83,205
Chia Hsin Cement Corp.	185,000	86,992
Chicony Electronics Co. Ltd.	58,000	151,909
Chin-Poon Industrial Co. Ltd.	47,000	51,172
China Airlines Ltd.[a]	358,000	147,223
China Bills Finance Corp.	113,000	44,375
China Development Financial Holding Corp.[a]	1,646,000	489,919
China Life Insurance Co. Ltd.[a]	221,000	211,565
China Manmade Fibers Corp.[a]	203,000	69,112
China Metal Products Co. Ltd.	48,000	55,497
China Motor Co. Ltd.	47,000	43,885
China Petrochemical Development Corp.	232,900	144,059
China Steel Chemical Corp.	14,000	66,304
China Steel Corp.	1,402,000	1,285,436
China Synthetic Rubber Corp.	71,000	79,098
Chinatrust Financial Holding Co. Ltd.	1,427,000	844,179
Chipbond Technology Corp.	60,000	124,383
Chong Hong Construction Co.	14,000	47,003
Chroma ATE Inc.	43,000	98,707
Chung Hung Steel Corp.[a]	231,000	77,710
Chunghwa Telecom Co. Ltd.	453,000	1,407,871
Clevo Co.	64,175	90,098

Security	Shares	Value

CMC Magnetics Corp.[a]	336,000	$57,196
Compal Communications Inc.[a]	36,000	37,375
Compal Electronics Inc.	548,000	383,294
Compeq Manufacturing Co. Ltd.	177,000	65,331
Continental Holdings Corp.	195,000	75,919
Coretronic Corp.	101,000	81,027
Coxon Precise Industrial Co. Ltd.	25,000	58,231
CSBC Corp. Taiwan	83,000	49,521
CTCI Corp.	67,000	133,474
Cyberlink Corp.	18,000	55,214
CyberTAN Technology Inc.	49,000	41,292
D-Link Corp.	84,000	51,816
Delta Electronics Inc.	227,000	845,516
Depo Auto Parts Ind Co. Ltd.	23,000	55,821
Dynapack International Technology Corp.	14,000	51,910
E Ink Holdings Inc.	115,000	88,189
E.Sun Financial Holding Co. Ltd.	530,000	317,109
Eclat Textile Co. Ltd.	18,000	74,023
Elan Microelectronics Corp.	47,000	99,017
Elite Material Co. Ltd.	42,000	42,331
Elite Semiconductor Memory Technology Inc.[a]	112,000	96,270
Entire Technology Co. Ltd.	28,000	36,054
Epistar Corp.	102,000	198,042
Eternal Chemical Co. Ltd.	95,000	83,099
EVA Airways Corp.[a]	198,000	124,474
Evergreen International Storage & Transport Corp.	59,000	39,974
Evergreen Marine Corp. Ltd.[a]	205,000	130,947
Everlight Chemical Industrial Corp.	108,000	78,998
Everlight Electronics Co. Ltd.	42,000	59,744
Far Eastern Department Stores Co. Ltd.	119,000	112,516
Far Eastern International Bank Ltd.	229,000	92,630
Far Eastern New Century Corp.	389,000	431,399
Far EasTone Telecommunications Co. Ltd.	186,000	430,728
Faraday Technology Corp.	41,000	46,436
Farglory Land Development Co. Ltd.	31,000	58,831
Federal Corp.	60,000	42,776
Feng Hsin Iron & Steel Co. Ltd.	37,000	64,480
Feng Tay Enterprise Co. Ltd.	38,000	49,507

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Firich Enterprises Co. Ltd.	27,000	$37,315
First Financial Holding Co. Ltd.	833,000	530,690
FLEXium Interconnect Inc.	24,000	75,398
Forhouse Corp.	85,000	42,978
Formosa Chemicals & Fibre Corp.	390,000	993,848
Formosa Epitaxy Inc.[a]	63,000	45,976
Formosa Petrochemical Corp.	141,000	392,109
Formosa Plastics Corp.	492,000	1,243,827
Formosa Taffeta Co. Ltd.	64,000	62,023
Formosan Rubber Group Inc.	114,000	83,387
Foxconn Technology Co. Ltd.	88,000	241,754
Fubon Financial Holding Co. Ltd.	691,000	931,691
G Tech Optoelectronics Corp.	21,000	50,330
Gemtek Technology Corp.	39,000	50,218
Genius Electronic Optical Co. Ltd.	8,000	53,663
Getac Technology Corp.	61,000	30,843
Giant Manufacturing Co. Ltd.	32,000	175,282
Gigabyte Technology Co. Ltd.	85,000	75,211
Gigastorage Corp.	55,000	43,197
Gintech Energy Corp.[a]	46,000	43,261
Global Mixed Mode Technology Inc.	12,000	38,427
Global Unichip Corp.	17,000	54,324
Gloria Material Technology Corp.	64,000	50,373
Goldsun Development & Construction Co. Ltd.	220,000	86,023
Grand Pacific Petrochemical Corp.	143,000	74,473
Grape King Inc.	23,000	60,472
Great Wall Enterprise Co. Ltd.	56,000	50,589
Greatek Electronics Inc.	42,000	34,049
HannsTouch Solution Inc.[a]	111,000	34,385
Hermes Microvision Inc.	4,000	81,439
Hey Song Corp.	53,000	67,888
Highwealth Construction Corp.	30,400	63,533
Hiwin Technologies Corp.	22,000	181,686
Ho Tung Chemical Corp.[a]	175,000	80,520
Holy Stone Enterprise Co. Ltd.	105,000	93,085
Hon Hai Precision Industry Co. Ltd.	1,256,000	3,458,959
Hotai Motor Co. Ltd.	30,000	228,541
HTC Corp.	91,000	849,679
Hua Nan Financial Holdings Co. Ltd.	694,000	405,875
Huaku Development Co. Ltd.	24,000	59,461
Huang Hsiang Construction Co.	14,000	35,252

Security	Shares	Value

Hung Poo Real Estate Development Corp.	49,000	$50,459
Hung Sheng Construction Co. Ltd.	137,000	94,669
ICP Electronics Inc.	29,200	38,534
Innolux Corp.[a]	873,000	482,605
International Games System Co. Ltd.	15,000	51,573
Inventec Corp.	256,000	101,825
ITEQ Corp.	47,000	53,469
Jih Sun Financial Holdings Co. Ltd.	143,000	43,141
Kee Tai Properties Co. Ltd.	76,000	54,310
Kenda Rubber Industrial Co. Ltd.	50,000	74,916
Kerry TJ Logistics Co. Ltd.	30,000	47,023
Kindom Construction Co.	53,000	46,092
King Slide Works Co. Ltd.	6,000	39,438
King Yuan Electronics Co. Ltd.	153,000	99,537
King’s Town Bank[a]	98,000	86,879
King’s Town Construction Co. Ltd.	33,000	34,984
Kinpo Electronics Inc.	240,000	56,387
Kinsus Interconnect Technology Corp.	29,000	91,399
Kuoyang Construction Co. Ltd.	82,000	47,680
Largan Precision Co. Ltd.	13,000	350,564
LCY Chemical Corp.	66,000	84,095
Lealea Enterprise Co. Ltd.	129,000	48,267
Lien Hwa Industrial Corp.	64,000	41,744
LITE-ON IT Corp.	49,000	53,763
Lite-On Technology Corp.	267,000	411,752
Long Bon International Co. Ltd.[a]	38,000	44,191
Macronix International Co. Ltd.	481,000	137,005
Makalot Industrial Co. Ltd.	15,000	50,158
Masterlink Securities Corp.	159,000	51,934
MediaTek Inc.	143,000	1,607,554
Medigen Biotechnology Corp.[a]	7,000	50,613
Mega Financial Holding Co. Ltd.	995,000	820,041
Mercuries & Associates Ltd.	36,000	32,400
Merida Industry Co. Ltd.	22,000	107,158
Merry Electronics Co. Ltd.	28,000	43,652
Micro-Star International Co. Ltd.	100,000	47,360
Microbio Co. Ltd.	36,000	44,353
MIN AIK Technology Co. Ltd.	17,000	53,006
MiTAC International Corp.	142,000	53,131
Motech Industries Inc.[a]	42,000	42,968
MStar Semiconductor Inc.	25,000	187,922

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Nan Kang Rubber Tire Co. Ltd.	72,000	$83,124
Nan Ya Plastics Corp.	586,000	1,123,941
Nan Ya Printed Circuit Board Corp.	31,000	35,476
National Petroleum Co. Ltd.	65,000	65,731
Neo Solar Power Corp.[a]	59,000	43,057
Novatek Microelectronics Corp. Ltd.	60,000	250,788
OptoTech Corp.	112,000	45,492
Oriental Union Chemical Corp.	69,000	76,637
Pacific Hospital Supply Co. Ltd.	34,000	100,740
Pan-International Industrial Corp.[a]	47,000	39,607
PChome Online Inc.	8,000	39,910
Pegatron Corp.[a]	190,000	256,181
Phihong Technology Co. Ltd.	54,000	46,871
Phison Electronics Corp.	15,000	112,753
Phytohealth Corp.[a]	39,000	67,308
Pixart Imaging Inc.	20,000	43,686
Pou Chen Corp.	281,000	285,106
Powertech Technology Inc.	90,000	130,905
President Chain Store Corp.	68,000	375,912
President Securities Corp.[a]	85,000	49,854
Prince Housing & Development Corp.	112,000	76,639
Qisda Corp.[a]	309,000	83,743
Quanta Computer Inc.	315,000	672,122
Radiant Opto-Electronics Corp.	51,000	183,945
Radium Life Tech Co. Ltd.	61,000	53,461
Realtek Semiconductor Corp.	64,000	152,306
Rich Development Co. Ltd.	136,000	72,661
Richtek Technology Corp.	15,000	91,770
Ritek Corp.[a]	558,000	70,534
Ruentex Development Co. Ltd.	67,000	146,573
Ruentex Industries Ltd.	57,000	137,185
Sampo Corp.	217,000	73,512
Sanyang Industry Co. Ltd.[a]	77,000	63,201
ScinoPharm Taiwan Ltd.	28,000	68,711
Senao International Co. Ltd.	8,000	25,915
Sercomm Corp.	34,000	50,083
Shih Wei Navigation Co. Ltd.	95,000	67,888
Shihlin Electric & Engineering Corp.	36,000	43,564
Shihlin Paper Corp.[a]	23,000	37,446
Shin Kong Financial Holding Co. Ltd.[a]	725,000	219,701
Shin Zu Shing Co. Ltd.	18,000	57,277
Shining Building Business Co. Ltd.[a]	44,000	35,225
Shinkong Synthetic Fibers Corp.	250,000	80,057

Security	Shares	Value

Shinkong Textile Co. Ltd.	32,000	$41,097
Sigurd Microelectronics Corp.	93,000	85,581
Silicon Integrated Systems Corp.[a]	175,000	61,644
Siliconware Precision Industries Co. Ltd.	383,000	411,189
Silitech Technology Corp.	27,000	50,238
Simplo Technology Co. Ltd.	38,000	168,439
Sincere Navigation Corp.	54,000	48,600
Sino-American Silicon Products Inc.	67,000	90,112
SinoPac Financial Holdings Co. Ltd.	809,000	368,143
Sinyi Realty Co.	15,000	23,638
Solar Applied Materials Technology Corp.	66,000	80,313
Sonix Technology Co. Ltd.	35,000	50,377
St.Shine Optical Co. Ltd.	6,000	103,349
Standard Foods Corp.	32,000	92,872
Synnex Technology International Corp.	152,000	307,417
Ta Chen Stainless Pipe Co. Ltd.	221,000	110,252
Ta Chong Bank Ltd.[a]	153,000	55,183
Taichung Commercial Bank Co. Ltd.	214,000	76,824
Taiflex Scientific Co. Ltd.	31,000	38,663
Tainan Spinning Co. Ltd.	91,000	44,631
Taishin Financial Holdings Co. Ltd.	948,000	386,658
Taiwan Acceptance Corp.	17,000	43,780
Taiwan Business Bank Ltd.[a]	446,000	139,213
Taiwan Cement Corp.	390,000	500,211
Taiwan Cogeneration Corp.	67,000	46,072
Taiwan Cooperative Financial Holding Co. Ltd.	698,000	399,980
Taiwan Fertilizer Co. Ltd.	84,000	203,583
Taiwan Glass Industry Corp.	117,000	110,625
Taiwan Hon Chuan Enterprise Co. Ltd.	27,000	67,895
Taiwan Land Development Corp.[a]	230,538	87,424
Taiwan Life Insurance Co. Ltd.[a]	55,000	44,217
Taiwan Mobile Co. Ltd.	200,000	697,757
Taiwan PCB Techvest Co. Ltd.	28,000	39,074
Taiwan Prosperity Chemical Corp.	24,000	31,672
Taiwan Secom Co. Ltd.	23,000	51,712
Taiwan Semiconductor Manufacturing Co. Ltd.	3,056,000	10,764,735
Taiwan Surface Mounting Technology Co. Ltd.	36,000	51,695

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Taiwan TEA Corp.	91,000	$49,999
Taiwan-Sogo Shinkong Security Corp.	43,000	51,818
Tatung Co. Ltd.[a]	303,000	81,606
Teco Electric and Machinery Co. Ltd.	242,000	193,329
Test Research Inc.	23,000	40,315
Test-Rite International Co. Ltd.	69,000	50,936
Ton Yi Industrial Corp.	84,000	50,400
Tong Hsing Electronic Industries Ltd.	19,000	80,377
Tong Yang Industry Co. Ltd.	48,000	44,171
Topco Scientific Co. Ltd.	57,000	98,566
TPK Holding Co. Ltd.	30,000	568,318
Transcend Information Inc.	18,000	51,270
Tripod Technology Corp.	64,000	132,675
Tsann Kuen Enterprise Co. Ltd.	18,000	36,101
TSRC Corp.	69,000	141,877
TTY Biopharm Co. Ltd.	21,000	75,742
Tung Ho Steel Enterprise Corp.	93,000	90,911
TXC Corp.	36,000	56,791
U-Ming Marine Transport Corp.	52,000	80,630
Uni-President Enterprises Co.	511,000	955,977
Unimicron Technology Corp.	157,000	149,239
Union Bank of Taiwan[a]	104,000	41,016
Unitech Printed Circuit Board Corp.	244,000	79,945
United Microelectronics Corp.	1,574,000	588,927
Unity Opto Technology Co. Ltd.[a]	45,000	42,472
UPC Technology Corp.	93,000	51,882
USI Corp.	106,000	83,431
Vanguard International Semiconductor Corp.	103,000	90,444
Visual Photonics Epitaxy Co. Ltd.	37,000	40,160
Wah Lee Industrial Corp.	38,000	53,734
Walsin Lihwa Corp.[a]	476,000	163,659
Wan Hai Lines Ltd.[a]	132,000	71,414
Waterland Financial Holdings Co. Ltd.	238,000	79,423
Wei Chuan Foods Corp.	60,000	88,989
Win Semiconductors Corp.	75,000	77,107
Winbond Electronics Corp.[a]	413,000	77,403
Wintek Corp.[a]	203,000	95,798
Wisdom Marine Lines Co. Ltd.	38,000	53,158
Wistron Corp.	250,000	278,091
Wistron NeWeb Corp.	27,000	48,327
Wowprime Corp.	4,000	58,045
WPG Holdings Co. Ltd.	168,000	190,842

Security	Shares	Value

WT Microelectronics Co. Ltd.	53,000	$64,047
Xxentria Technology Materials Corp.	22,000	41,751
Yageo Corp.[a]	288,000	87,565
Yang Ming Marine Transport Corp.[a]	182,000	86,195
Yem Chio Co. Ltd.	132,955	86,944
YFY Inc.	180,000	92,225
Yieh Phui Enterprise Co. Ltd.	249,000	77,302
Young Fast Optoelectronics Co. Ltd.	20,000	37,888
Youngtek Electronics Corp.	20,000	48,472
Yuanta Financial Holding Co. Ltd.	1,030,000	532,941
Yulon Motor Co. Ltd.	109,000	195,099
YungShin Global Holding Corp.	30,000	42,624
Yungtay Engineering Co. Ltd.	41,000	77,394
Zhen Ding Technology Holding Ltd.	24,000	54,445
Zinwell Corp.	58,000	50,147

		63,198,403
THAILAND — 2.92%
Advanced Information Service PCL NVDR	150,700	1,048,568
Airports of Thailand PCL NVDR	50,200	199,113
Amata Corp. PCL NVDR	75,900	65,057
Asian Property Development PCL NVDR	129,200	44,731
Bangchak Petroleum PCL NVDR	38,400	50,017
Bangkok Bank PCL Foreign	105,800	825,062
Bangkok Bank PCL NVDR	71,500	526,336
Bangkok Chain Hospital PCL NVDR	160,200	64,080
Bangkok Dusit Medical Services PCL NVDR	38,400	192,323
Bangkok Expressway PCL NVDR	56,800	82,097
Bangkok Land PCL NVDR	1,119,100	78,995
Bangkok Life Assurance PCL NVDR	34,500	75,668
Bank of Ayudhya PCL NVDR	333,300	386,516
Banpu PCL NVDR	14,450	189,914
BEC World PCL NVDR	126,100	285,050
BTS Group Holdings PCL NVDR	429,800	118,466
Bumrungrad Hospital PCL NVDR	48,200	141,765
Central Pattana PCL NVDR	86,400	278,803
Central Plaza Hotel PCL NVDR	72,200	93,435
Charoen Pokphand Foods PCL NVDR	396,700	433,370
CP All PCL NVDR	540,700	858,759
Delta Electronics (Thailand) PCL NVDR	70,600	90,178

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Dynasty Ceramic PCL NVDR	26,700	$51,829
Esso (Thailand) PCL NVDR	214,300	73,474
Glow Energy PCL NVDR	63,900	184,719
Hana Microelectronics PCL NVDR	127,200	107,960
Hemaraj Land and Development PCL NVDR	669,600	95,432
Indorama Ventures PCL NVDR	190,200	152,160
IRPC PCL NVDR	1,304,600	186,810
Jasmine International PCL NVDR	488,700	110,882
Kasikornbank PCL Foreign	146,400	1,072,780
Kasikornbank PCL NVDR	90,000	641,345
Khon Kaen Sugar Industry PCL NVDR	85,000	44,286
Kiatnakin Bank PCL NVDR	57,200	117,765
Krung Thai Bank PCL NVDR	462,500	396,429
LPN Development PCL NVDR	105,900	88,992
Major Cineplex Group PCL NVDR	126,100	90,283
Polyplex PCL NVDR	88,100	42,347
Pruksa Real Estate PCL NVDR	86,200	86,924
PTT Exploration & Production PCL NVDR	178,901	950,130
PTT Global Chemical PCL NVDR	208,000	552,336
PTT PCL NVDR	106,700	1,255,294
Quality Houses PCL NVDR	704,100	93,722
Sansiri PCL NVDR	452,600	76,067
Siam Cement PCL Foreign	37,500	600,000
Siam Cement PCL NVDR	16,800	262,024
Siam Commercial Bank PCL NVDR	222,500	1,331,260
Siam Global House PCL NVDR	51,500	44,143
Siam Makro PCL NVDR	11,200	182,212
Sino-Thai Engineering & Construction PCL NVDR	83,700	105,504
Sri Trang Agro-Industry PCL NVDR	83,700	46,141
Supalai PCL NVDR	64,300	46,901
Thai Airways International PCL NVDR[a]	100,700	82,929
Thai Oil PCL NVDR	113,900	268,000
Thai Tap Water Supply PCL NVDR	172,700	61,533
Thai Vegetable Oil PCL NVDR	61,300	51,513
Thaicom PCL NVDR[a]	72,300	68,047
Thanachart Capital PCL NVDR	106,000	160,336
Thoresen Thai Agencies PCL NVDR	108,640	59,159
Ticon Industrial Connection PCL NVDR	101,900	74,327
TISCO Financial Group PCL NVDR	52,000	94,387

Security	Shares	Value

TPI Polene PCL NVDR	67,400	$33,530

		16,172,215
TURKEY — 2.03%
Akbank TAS	232,417	1,129,361
Akfen Holding ASa,b	9,483	56,414
Akmerkez Gayrimenkul Yatirim Ortakligi AS	3,105	37,720
Aksa Akrilik Kimya Sanayii AS	15,956	45,243
Albaraka Turk Katilim Bankasi ASa,b	51,614	53,088
Anadolu Efes Biracilik ve Malt Sanayii AS	26,883	403,548
Arcelik AS	29,024	183,957
Aselsan Elektronik Sanayi ve TAS	16,398	92,992
Asya Katilim Bankasi ASa	89,372	109,811
BIM Birlesik Magazalar AS	13,347	632,603
Bizim Toptan Satis Magazalari ASb	2,739	41,420
Cimsa Cimento Sanayi ve TAS[b]	9,715	56,443
Coca-Cola Icecek AS	8,024	189,598
Dogan Sirketler Grubu Holding ASa	136,526	81,977
Dogan Yayin Holding ASa	141,789	66,218
Dogus Otomotiv Servis ve TAS	8,091	41,115
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	79,729	129,435
Enka Insaat ve Sanayi AS	47,760	145,512
Eregli Demir ve Celik Fabrikalari TAS	124,503	160,591
Ford Otomotiv Sanayi AS	8,982	105,867
Haci Omer Sabanci Holding AS	107,291	584,578
Ipek Dogal Enerji Kaynaklari Ve Uretim ASa	12,385	35,530
Is Gayrimenkul Yatirim Ortakligi AS	59,196	48,709
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	99,878	86,071
KOC Holding AS	86,200	453,369
Koza Altin Isletmeleri AS	4,591	108,735
Koza Anadolu Metal Madencilik Isletmeleri ASa	26,071	69,720
Sekerbank TAS[a]	72,444	76,123
Selcuk Ecza Deposu Ticaret ve Sanayi AS	30,557	35,337
TAV Havalimanlari Holding ASa	23,080	140,509
Tofas Turk Otomobil Fabrikasi AS	17,129	106,184
Trakya Cam Sanayii ASa	32,770	50,103
Turk Hava Yollari AOa	58,624	243,146

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

Turk Telekomunikasyon AS	71,069	$293,182
Turkcell Iletisim Hizmetleri ASa	98,007	651,146
Turkiye Garanti Bankasi AS	297,983	1,424,765
Turkiye Halk Bankasi AS	81,444	805,995
Turkiye Is Bankasi AS Class C	212,833	759,674
Turkiye Petrol Rafinerileri AS	16,295	456,602
Turkiye Sinai Kalkinma Bankasi AS	99,026	127,729
Turkiye Sise ve Cam Fabrikalari AS	62,777	102,613
Turkiye Vakiflar Bankasi TAO Class D	98,182	301,317
Ulker Biskuvi Sanayi AS	9,485	59,853
Yapi Kredi Sigorta AS	4,841	53,560
Yapi ve Kredi Bankasi ASa	125,999	355,864
Yazicilar Holding AS	7,667	82,056

		11,275,383

TOTAL COMMON STOCKS
(Cost: $472,482,902)		478,501,566

INVESTMENT COMPANIES — 6.45%

INDIA — 6.45%
iShares MSCI India Index Fund[e]	1,352,019	33,813,995
iShares MSCI India Small Cap Index Fund[e]	51,223	1,133,565
iShares S&P India Nifty 50 Index Fund[e]	34,250	818,233

		35,765,793

TOTAL INVESTMENT COMPANIES
(Cost: $37,530,646)		35,765,793

PREFERRED STOCKS — 6.94%

BRAZIL — 5.80%
AES Tiete SA	11,800	121,694
Banco ABC Brasil SA	10,600	77,740
Banco Bradesco SA	244,800	4,373,242
Banco Daycoval SA	12,600	70,103
Banco do Estado do Rio Grande do Sul SA Class B	24,100	220,631
Banco Industrial e Comercial SA	14,300	44,120
Banco Panamericano SA	26,400	88,129
Banco Pine SA	7,200	52,258
Bradespar SA	28,700	421,696
Braskem SA Class A	20,700	152,651
Centrais Eletricas Brasileiras SA Class B	26,600	168,714

Security	Shares	Value

Centrais Eletricas Santa Catarina SA	3,400	$40,241
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	15,200	762,652
Companhia de Bebidas das Americas	94,100	4,178,838
Companhia de Ferro Ligas da Bahia — Ferbasa	8,400	49,794
Companhia Energetica de Minas Gerais	59,400	703,931
Companhia Energetica de Sao Paulo Class B	20,600	191,090
Companhia Energetica do Ceara Class A	3,000	65,247
Companhia Paranaense de Energia Class B	13,200	193,617
Contax Participacoes SA	6,500	85,512
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	15,600	94,290
Eucatex SA Industria e Comercio	11,300	47,152
Gerdau SA	107,500	894,429
GOL Linhas Aereas Inteligentes SA	11,500	73,115
Itau Unibanco Holding SA	287,200	5,094,383
Itausa — Investimentos Itau SA	323,500	1,693,503
Klabin SA	54,900	369,591
Lojas Americanas SA	51,300	468,605
Marcopolo SA	25,300	169,554
Metalurgica Gerdau SA	36,400	385,706
Oi SA	106,300	395,177
Parana Banco SA	5,800	40,043
Petroleo Brasileiro SA	523,800	4,400,545
Randon Implementos e Participacoes SA	20,400	121,754
Saraiva Livreiros Editores SA	5,100	72,846
Telefonica Brasil SA	36,800	970,488
Usinas Siderurgicas de Minas Gerais SA Class A	48,600	240,898
Vale SA Class A	247,700	4,579,149

		32,173,128
CHILE — 0.15%
Embotelladora Andina SA Class B	26,560	179,399
Sociedad Quimica y Minera de Chile SA Series B	11,931	662,088

		841,487

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

Security	Shares	Value

COLOMBIA — 0.23%
Banco Davivienda SA	11,931	$170,285
Bancolombia SA	43,094	707,676
Grupo Argos SA	12,194	152,536
Grupo Aval Acciones y Valores SA	186,557	132,618
Grupo de Inversiones Suramericana SA	6,137	134,396

		1,297,511
RUSSIA — 0.25%
AK Transneft OAO	191	428,308
Sberbank of Russia	127,800	310,452
Surgutneftegas OJSC	848,500	624,703

		1,363,463
SOUTH AFRICA — 0.01%
Allied Electronics Corp. Ltd.	34,466	81,049

		81,049
SOUTH KOREA — 0.50%
Daishin Securities Co. Ltd.	7,850	47,702
Hyundai Motor Co. Ltd.	2,468	165,016
Hyundai Motor Co. Ltd. Series 2	4,558	327,909
LG Chem Ltd.	908	80,417
Samsung Electronics Co. Ltd.	2,620	2,129,245

		2,750,289

TOTAL PREFERRED STOCKS
(Cost: $38,468,921)		38,506,927

RIGHTS — 0.01%

BRAZIL — 0.00%
Banco Pine SA Preferred[a]	403	14
Companhia de Bebidas das Americas[a]	21	—
Companhia de Bebidas das Americas Preferred[a]	114	—

		14
CHILE — 0.01%
Cencosud SAa	12,813	9,957
Enersis SAa	787,573	10,655

		20,612
MALAYSIA — 0.00%
Mah Sing Group Bhd[a]	21,766	4,719

		4,719

Security	Shares	Value

SOUTH KOREA — 0.00%
Hanjin Heavy Industries & Construction Co. Ltd.[a]	1,740	$3,021

		3,021

TOTAL RIGHTS
(Cost: $0)		28,366

SHORT-TERM INVESTMENTS — 1.85%

MONEY MARKET FUNDS — 1.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,f,g]	3,886,641	3,886,641
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[e,f,g]	281,405	281,405
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[e,f]	6,069,519	6,069,519

		10,237,565

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,237,565)		10,237,565

TOTAL INVESTMENTS IN SECURITIES — 101.55%
(Cost: $558,720,034)		563,040,217
Other Assets, Less Liabilities — (1.55)%		(8,596,517)

NET ASSETS — 100.00%		$554,443,700

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	29

Statement of Assets and Liabilities (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2013

ASSETS
Investments, at cost:
Unaffiliated	$510,951,823
Affiliated (Note 2)	47,768,211

Total cost of investments	$558,720,034

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$517,036,859
Affiliated (Note 2)	46,003,358

Total fair value of investments	563,040,217
Foreign currencies, at value[b]	10,905,181
Cash	954
Receivables:
Investment securities sold	1,021,296
Dividends and interest	520,887
Capital shares sold	5,148,302

Total Assets	580,636,837

LIABILITIES
Payables:
Investment securities purchased	22,006,302
Collateral for securities on loan (Note 5)	4,168,046
Foreign taxes (Note 1)	131
Investment advisory fees (Note 2)	18,658

Total Liabilities	26,193,137

NET ASSETS	$554,443,700

Net assets consist of:
Paid-in capital	$550,166,377
Undistributed net investment income	460,666
Accumulated net realized loss	(498,988)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	4,315,645

NET ASSETS	$554,443,700

Shares outstanding[c]	10,800,000

Net asset value per share	$51.34

[a]	Securities on loan with a value of $3,831,228. See Note 5.
[b]	Cost of foreign currencies: $10,905,695.
[c]	$0.001 par value, number of shares authorized: 250 million.

See notes to financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

Period from October 18, 2012 (commencement of operations) through February 28, 2013

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$835,661
Dividends — affiliated (Note 2)	16,710
Interest — unaffiliated	155
Interest — affiliated (Note 2)	1,431
Securities lending income — affiliated (Note 2)	7,494

Total investment income	861,451

EXPENSES
Investment advisory fees (Note 2)	165,475

Total expenses	165,475
Less investment advisory fees waived (Note 2)	(117,159)

Net expenses	48,316

Net investment income	813,135

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(477,725)
Investments — affiliated (Note 2)	(72,175)
Foreign currency transactions	50,912

Net realized loss	(498,988)

Net change in unrealized appreciation/depreciation on:
Investments	4,320,183
Translation of assets and liabilities in foreign currencies	(4,538)

Net change in unrealized appreciation/depreciation	4,315,645

Net realized and unrealized gain	3,816,657

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,629,792

[a]	Net of foreign withholding tax of $118,745.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statement of Changes in Net Assets

iSHARES® CORE MSCI EMERGING MARKETS ETF

Period from October 18, 2012[a] to February 28,2013 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$813,135
Net realized loss	(498,988)
Net change in unrealized appreciation/depreciation	4,315,645

Net increase in net assets resulting from operations	4,629,792

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(352,469)

Total distributions to shareholders	(352,469)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	550,166,377

Net increase in net assets from capital share transactions	550,166,377

INCREASE IN NET ASSETS	554,443,700

NET ASSETS
Beginning of period	—

End of period	$554,443,700

Undistributed net investment income included in net assets at end of period	$460,666

SHARES ISSUED
Shares sold	10,800,000

Net increase in shares outstanding	10,800,000

[a]	Commencement of operations.

See notes to financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® CORE MSCI EMERGING MARKETS ETF

(For a share outstanding throughout the period)

Period from Oct. 18, 2012[a] to Feb. 28, 2013 (Unaudited)
Net asset value, beginning of period	$49.06

Income from investment operations:
Net investment income[b]	0.16
Net realized and unrealized gain[c]	2.24

Total from investment operations	2.40

Less distributions from:
Net investment income	(0.12)

Total distributions	(0.12)

Net asset value, end of period	$51.34

Total return	4.90%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$554,444
Ratio of expenses to average net assets[e]	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.18%
Ratio of net investment income to average net assets[e]	0.88%
Portfolio turnover rate[f]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended February 28, 2013 was 4%. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following fund (the “Fund”):

iShares Core ETF	Diversification Classification
MSCI Emerging Markets[a]	Diversified

[a]	The Fund commenced operations on October 18, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of February 28, 2013. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$478,294,439	$150,218	$56,909	$478,501,566
Investment Companies	35,765,793	—	—	35,765,793
Preferred Stocks	38,506,927	—	—	38,506,927
Rights	28,352	14	—	28,366
Money Market Funds	10,237,565	—	—	10,237,565

	$562,833,076	$150,232	$56,909	$563,040,217

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2013, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.18% based on the average daily net assets of the Fund.

BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $73,530.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through October 31, 2013 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. In association with this agreement, for the period ended February 28, 2013, BFA waived its investment advisory fees for the Fund in the amount of $43,629.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Fund benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended February 28, 2013, BTC earned securities lending agent fees from the Fund in the amount of $4,035.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

The Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Fund (excluding short-term investments) during the period ended February 28, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares MSCI Chile Capped Investable Market Index Fund	—	24,667	(24,667)	—	$—	$—	$(93,930)
iShares MSCI India Index Fund	—	1,352,019	—	1,352,019	33,813,995	4,928	—
iShares MSCI India Small Cap Index Fund	—	51,223	—	51,223	1,133,565	11,170	—
iShares MSCI S&P India Nifty 50 Index Fund	—	243,250	(209,000)	34,250	818,233	612	21,755

					$35,765,793	$16,710	$(72,175)

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended February 28, 2013, were $559,071,397 and $10,037,763, respectively.

There were no in-kind transactions for the period ended February 28, 2013.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 28, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2013 and the value of the related collateral are disclosed in the statement of assets and liabilities. Securities lending income, as disclosed in the statement of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2013, the cost of investments for federal income tax purposes was $558,720,034. Net unrealized appreciation was $4,320,183, of which $18,532,821 represented gross unrealized appreciation on securities and $14,212,638 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of February 28, 2013 and has determined that no provision for income tax is required in the Fund’s financial statements.

7.	LINE OF CREDIT

The Fund, along with certain other iShares funds, is a party to a $125 million credit agreement with State Street Bank and Trust Company, which expires October 30, 2013. The credit agreement was established to facilitate the funding of purchases of securities in India. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local Indian securities. The Fund did not borrow under the credit agreement during the period ended February 28, 2013.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed the Advisory Contract.

At a meeting held on September 6-7, 2012, the Board, including a majority of the Independent Directors, approved the selection of BFA as investment adviser and approved the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Directors were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the proposed investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock in December 2009. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since then, including, in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board further noted that the proposed advisory fee rate for the Fund was lower than that of an iShares index fund that

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

invests in the same asset class, and acknowledged management’s assertion that the Fund’s advisory fee rate had been proposed for competitive reasons and was reflective of a discount to the full value of the services to be rendered by BFA to the Fund.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any lending of the Fund’s securities. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Supplemental Information (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.04312	$—	$0.07739	$0.12051	36%	—%	64%	100%

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS	45

Notes:

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-813-0213

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	April 26, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	April 26, 2013